SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Apparel — 0.6%
On Holding AG, Class A†	218,149	$ 10,344,626
Auto Manufacturers — 0.8%
Ferrari NV	31,308	14,898,851
Beverages — 2.8%
Celsius Holdings, Inc.†	253,074	7,612,466
Monster Beverage Corp.†	804,136	42,361,884
		49,974,350
Biotechnology — 2.8%
Genmab A/S ADR†	290,983	6,494,741
Vertex Pharmaceuticals, Inc.†	93,443	44,476,999
		50,971,740
Building Materials — 0.6%
Trex Co., Inc.†	158,296	11,215,272
Chemicals — 1.5%
Sherwin-Williams Co.	73,716	26,447,089
Commercial Services — 2.4%
United Rentals, Inc.	21,390	17,385,792
Verisk Analytics, Inc.	93,868	25,787,417
		43,173,209
Distribution/Wholesale — 2.2%
Copart, Inc.†	747,349	38,466,053
Diversified Financial Services — 5.3%
Cboe Global Markets, Inc.	65,485	13,985,631
Visa, Inc., Class A	278,620	80,758,007
		94,743,638
Electronics — 0.7%
Mettler-Toledo International, Inc.†	9,728	12,566,144
Healthcare-Products — 4.1%
ABIOMED, Inc. CVR†(1)	29,276	39,230
IDEXX Laboratories, Inc.†	32,926	13,398,248
Intuitive Surgical, Inc.†	68,378	34,451,571
Waters Corp.†	37,512	12,120,502
West Pharmaceutical Services, Inc.	45,049	13,871,939
		73,881,490
Healthcare-Services — 1.6%
UnitedHealth Group, Inc.	50,668	28,602,086
Internet — 20.7%
Alphabet, Inc., Class C	561,111	96,898,258
Amazon.com, Inc.†	582,922	108,656,661
Meta Platforms, Inc., Class A	178,981	101,586,036
Netflix, Inc.†	85,931	64,966,414
		372,107,369
Machinery-Diversified — 1.5%
Otis Worldwide Corp.	275,856	27,089,059
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.3%
Axon Enterprise, Inc.†	11,160	$ 4,726,260
Pharmaceuticals — 4.5%
Eli Lilly & Co.	64,104	53,189,653
Zoetis, Inc.	158,560	28,347,357
		81,537,010
Retail — 9.9%
Chipotle Mexican Grill, Inc.†	436,662	24,352,640
Costco Wholesale Corp.	67,942	59,393,538
Home Depot, Inc.	126,852	49,947,975
Lululemon Athletica, Inc.†	67,739	20,179,448
Tractor Supply Co.	86,642	23,004,317
		176,877,918
Semiconductors — 19.8%
Applied Materials, Inc.	119,159	21,636,891
ASML Holding NV	12,870	8,655,719
Broadcom, Inc.	289,875	49,212,079
NVIDIA Corp.	1,357,997	180,287,682
QUALCOMM, Inc.	203,826	33,176,758
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	120,958	23,047,337
Texas Instruments, Inc.	195,881	39,795,184
		355,811,650
Software — 13.3%
AppLovin Corp., Class A†	10,220	1,731,166
Cadence Design Systems, Inc.†	52,642	14,535,509
Manhattan Associates, Inc.†	56,481	14,874,836
Microsoft Corp.	385,449	156,627,201
ServiceNow, Inc.†	19,015	17,740,805
Synopsys, Inc.†	24,965	12,822,274
Veeva Systems, Inc., Class A†	98,374	20,543,442
		238,875,233
Telecommunications — 3.4%
Arista Networks, Inc.†	97,488	37,673,263
Motorola Solutions, Inc.	51,498	23,140,626
		60,813,889
Transportation — 0.7%
Saia, Inc.†	25,834	12,622,751
TOTAL INVESTMENTS (cost $1,107,052,108)	99.5%	1,785,745,687
Other assets less liabilities	0.5	8,947,829
NET ASSETS	100.0%	$1,794,693,516
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$73,842,260	$—	$39,230	$73,881,490
Other Industries	1,711,864,197	—	—	1,711,864,197
Total Investments at Value	$1,785,706,457	$—	$39,230	$1,785,745,687
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Apparel — 3.3%
Crocs, Inc.†	41,678	$ 4,493,722
PVH Corp.	46,829	4,610,783
Tapestry, Inc.	150,195	7,126,753
		16,231,258
Auto Parts & Equipment — 2.5%
Adient PLC†	270,001	5,273,120
BorgWarner, Inc.	207,099	6,964,739
		12,237,859
Banks — 12.8%
BankUnited, Inc.	157,463	5,564,742
Comerica, Inc.	110,731	7,054,672
First BanCorp/Puerto Rico	285,656	5,507,448
First Citizens BancShares, Inc., Class A	3,798	7,358,055
First Hawaiian, Inc.	257,951	6,381,708
Texas Capital Bancshares, Inc.†	75,580	5,815,881
Walker & Dunlop, Inc.	51,048	5,583,120
Webster Financial Corp.	116,336	6,026,205
Wintrust Financial Corp.	63,500	7,359,015
Zions Bancorp NA	131,802	6,861,612
		63,512,458
Building Materials — 0.9%
Builders FirstSource, Inc.†	24,766	4,244,892
Chemicals — 2.3%
Avient Corp.	129,579	6,039,677
Element Solutions, Inc.	204,855	5,551,571
		11,591,248
Commercial Services — 6.7%
ABM Industries, Inc.	112,390	5,963,413
ADT, Inc.	881,828	6,349,162
AMN Healthcare Services, Inc.†	69,090	2,621,275
Herc Holdings, Inc.	30,630	6,405,958
Robert Half, Inc.	90,783	6,183,230
WillScot Holdings Corp.†	173,670	5,755,424
		33,278,462
Computers — 3.0%
Lumentum Holdings, Inc.†	77,710	4,963,338
NCR Atleos Corp.†	221,171	5,790,257
WNS Holdings, Ltd.†	82,096	3,939,787
		14,693,382
Distribution/Wholesale — 1.0%
Core & Main, Inc., Class A†	116,730	5,168,804
Diversified Financial Services — 3.7%
Cboe Global Markets, Inc.	25,480	5,441,763
Invesco, Ltd.	357,320	6,195,929
Stifel Financial Corp.	64,895	6,724,420
		18,362,112
Electric — 2.3%
IDACORP, Inc.	58,829	6,087,625
Portland General Electric Co.	114,220	5,414,028
		11,501,653
Electrical Components & Equipment — 0.9%
Belden, Inc.	37,504	4,270,581
Security Description	Shares or Principal Amount	Value

Electronics — 2.4%
Avnet, Inc.	95,101	$ 5,155,425
TD SYNNEX Corp.	60,230	6,947,531
		12,102,956
Engineering & Construction — 2.6%
Fluor Corp.†	128,304	6,707,733
MasTec, Inc.†	50,988	6,265,915
		12,973,648
Environmental Control — 1.6%
Pentair PLC	78,911	7,821,658
Food — 1.2%
Nomad Foods, Ltd.	348,057	6,108,400
Hand/Machine Tools — 1.3%
Regal Rexnord Corp.	39,313	6,547,187
Healthcare-Products — 3.8%
Avantor, Inc.†	200,545	4,486,192
Integra LifeSciences Holdings Corp.†	141,394	2,652,551
Revvity, Inc.	52,470	6,222,417
Teleflex, Inc.	28,630	5,756,348
		19,117,508
Healthcare-Services — 2.9%
Encompass Health Corp.	75,952	7,554,186
ICON PLC†	15,460	3,433,820
Pediatrix Medical Group, Inc. †	273,812	3,373,364
		14,361,370
Home Builders — 2.0%
PulteGroup, Inc.	32,049	4,151,307
Taylor Morrison Home Corp.†	86,921	5,954,088
		10,105,395
Home Furnishings — 1.1%
MillerKnoll, Inc.	234,456	5,242,436
Insurance — 3.1%
American Financial Group, Inc.	53,010	6,834,579
Hanover Insurance Group, Inc.	38,483	5,708,184
Kemper Corp.	43,648	2,717,961
		15,260,724
Internet — 3.1%
Criteo SA ADR†	89,029	2,998,497
F5, Inc.†	34,180	7,994,018
Gen Digital, Inc.	152,226	4,431,299
		15,423,814
Leisure Time — 2.4%
Brunswick Corp.	80,760	6,439,803
Viking Holdings, Ltd.†	146,213	5,738,860
		12,178,663
Machinery-Construction & Mining — 1.2%
Oshkosh Corp.	59,070	6,039,317
Machinery-Diversified — 2.7%
Gates Industrial Corp. PLC†	355,464	6,878,229
Middleby Corp.†	52,112	6,758,926
		13,637,155
Media — 1.1%
Nexstar Media Group, Inc.	30,189	5,310,849

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.5%
Cameco Corp.	146,152	$ 7,632,057
Miscellaneous Manufacturing — 1.2%
John Bean Technologies Corp.	54,440	6,065,705
Oil & Gas — 3.7%
HF Sinclair Corp.	50,514	1,950,345
Magnolia Oil & Gas Corp., Class A	239,949	6,065,911
Matador Resources Co.	100,112	5,216,836
Northern Oil & Gas, Inc.	147,711	5,354,524
		18,587,616
Packaging & Containers — 2.3%
Berry Global Group, Inc.	78,020	5,496,509
Graphic Packaging Holding Co.	207,570	5,865,928
		11,362,437
Real Estate — 1.7%
Jones Lang LaSalle, Inc.†	30,510	8,266,990
REITS — 5.5%
Broadstone Net Lease, Inc.	176,660	3,107,449
CubeSmart	80,584	3,855,138
First Industrial Realty Trust, Inc.	78,943	4,143,718
Independence Realty Trust, Inc.	306,830	6,020,005
Ryman Hospitality Properties, Inc.	43,114	4,615,354
STAG Industrial, Inc.	151,435	5,645,497
		27,387,161
Retail — 4.1%
AutoNation, Inc.†	30,068	4,674,672
Bath & Body Works, Inc.	192,033	5,449,896
Dick's Sporting Goods, Inc.	11,600	2,270,700
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dine Brands Global, Inc.	76,447	$ 2,327,047
Group 1 Automotive, Inc.	15,874	5,783,216
		20,505,531
Semiconductors — 2.2%
Amkor Technology, Inc.	182,030	4,632,664
FormFactor, Inc.†	77,027	2,925,485
Synaptics, Inc.†	50,247	3,450,461
		11,008,610
Software — 1.7%
ACI Worldwide, Inc.†	95,604	4,703,717
CommVault Systems, Inc.†	25,179	3,932,708
		8,636,425
Telecommunications — 0.8%
Calix, Inc.†	105,747	3,741,329
Transportation — 2.8%
ArcBest Corp.	64,361	6,705,129
C.H. Robinson Worldwide, Inc.	72,225	7,442,064
		14,147,193
TOTAL INVESTMENTS (cost $457,740,268)	99.4%	494,664,843
Other assets less liabilities	0.6	3,145,189
NET ASSETS	100.0%	$497,810,032
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$494,664,843	$—	$—	$494,664,843
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 12.0%
Investment Companies — 12.0%
iShares U.S. Fixed Income Balanced Risk Systematic ETF(1) (cost $14,048,904)	145,105	$ 12,661,717
UNAFFILIATED INVESTMENT COMPANIES — 87.9%
iShares Core U.S. Aggregate Bond ETF	196,674	19,356,655
iShares MSCI EAFE Min Vol Factor ETF	10,869	802,676
iShares MSCI EAFE Small-Cap ETF	69,203	4,391,622
iShares MSCI International Momentum Factor ETF	197,482	7,654,402
iShares MSCI International Quality Factor ETF	171,552	6,702,537
iShares MSCI International Value Factor ETF	45,542	1,286,562
iShares MSCI USA Min Vol Factor ETF	32,022	2,881,660
iShares MSCI USA Momentum Factor ETF	87,474	17,705,612
iShares MSCI USA Quality Factor ETF	105,835	18,671,411
iShares MSCI USA Size Factor ETF	72,512	10,707,847
iShares MSCI USA Value Factor ETF	22,573	2,429,306
Total Unaffiliated Investment Companies (cost $81,357,537)		92,590,290
Total Long-Term Investment Securities (cost $95,406,441)		105,252,007
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 4.76%(2) (cost $231,752)	231,752	$ 231,752
TOTAL INVESTMENTS (cost $95,638,193)	100.1%	105,483,759
Other assets less liabilities	(0.1)	(149,250)
NET ASSETS	100.0%	$105,334,509
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The rate shown is the 7-day yield as of October 31, 2024.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$12,661,717	$—	$—	$12,661,717
Unaffiliated Investment Companies	92,590,290	—	—	92,590,290
Short-Term Investments	231,752	—	—	231,752
Total Investments at Value	$105,483,759	$—	$—	$105,483,759
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 45.8%
United States — 45.8%
United States Treasury Notes
1.38%, 11/15/2031	$23,088,900	$ 19,097,046
1.88%, 02/15/2032	34,207,700	29,163,400
2.75%, 08/15/2032	26,595,600	23,966,168
2.88%, 05/15/2032	26,613,500	24,272,344
3.38%, 05/15/2033	65,105,100	60,985,168
3.50%, 02/15/2033	50,414,900	47,756,301
3.88%, 08/15/2033	28,935,100	28,095,304
4.00%, 02/15/2034	16,732,400	16,371,608
4.13%, 11/15/2032	22,124,700	21,957,036
4.38%, 05/15/2034	14,493,800	14,595,710
4.50%, 11/15/2033	19,410,600	19,733,604
Total U.S. Government & Agency Obligations (cost $316,638,607)		305,993,689
COMMON STOCKS — 45.6%
Australia — 1.3%
AGL Energy, Ltd.	39,617	272,715
Aristocrat Leisure, Ltd.	6,960	279,285
BHP Group, Ltd.	57,660	1,602,187
Brambles, Ltd.	16,480	197,789
Cochlear, Ltd.	1,114	205,861
Coles Group, Ltd.	15,106	174,315
Commonwealth Bank of Australia	6,786	631,317
Computershare, Ltd.	9,700	167,488
CSL, Ltd.	4,567	856,188
Fortescue, Ltd.	15,233	189,249
Goodman Group	1,609	38,319
GPT Group	6,638	20,531
Insurance Australia Group, Ltd.	19,660	96,304
JB Hi-Fi, Ltd.	1,962	104,941
Macquarie Group, Ltd.	3,610	544,840
Medibank Private, Ltd.	49,775	116,673
Mineral Resources, Ltd.	550	14,001
Northern Star Resources, Ltd.	34,571	400,709
Origin Energy, Ltd.	1,723	10,905
Pro Medicus, Ltd.	956	121,608
Qantas Airways, Ltd.†	6,001	31,667
QBE Insurance Group, Ltd.	10,022	113,240
REA Group, Ltd.	2,447	359,985
Rio Tinto, Ltd.	5,199	404,577
Scentre Group	101,338	231,808
Sonic Healthcare, Ltd.	466	8,209
South32, Ltd.	68,057	164,044
Stockland	11,026	37,232
Telstra Group, Ltd.	23,129	57,850
Wesfarmers, Ltd.	15,100	666,346
Westpac Banking Corp.	13,056	273,445
WiseTech Global, Ltd.	235	18,055
Woolworths Group, Ltd.	2,297	45,123
Worley, Ltd.	11,823	107,902
		8,564,708
Austria — 0.0%
Erste Group Bank AG	829	46,688
OMV AG	3,093	128,215
		174,903
Belgium — 0.1%
Ageas SA	1,433	74,640
Groupe Bruxelles Lambert NV	3,331	239,942
KBC Group NV	3,289	238,553
Sofina SA	107	26,154
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Syensqo SA	265	$ 20,370
Warehouses De Pauw CVA	1,211	28,756
		628,415
Bermuda — 0.1%
Aegon, Ltd.	30,597	193,362
Arch Capital Group, Ltd.†	1,140	112,358
CK Infrastructure Holdings, Ltd.	5,500	38,910
Essent Group, Ltd.	157	9,422
Invesco, Ltd.	9,309	161,418
Liberty Global, Ltd., Class C†	1,956	40,333
		555,803
Canada — 0.0%
Waste Connections, Inc.	702	124,078
Cayman Islands — 0.1%
Budweiser Brewing Co. APAC, Ltd.*	44,000	45,884
CK Asset Holdings, Ltd.	33,500	137,213
CK Hutchison Holdings, Ltd.	17,500	91,711
Sea, Ltd. ADR†	3,387	318,548
WH Group, Ltd.*	122,000	94,507
Wharf Real Estate Investment Co., Ltd.	17,000	51,057
		738,920
Denmark — 0.6%
AP Moller-Maersk A/S, Series B	230	362,262
Genmab A/S†	1,030	229,871
Novo Nordisk A/S, Class B	29,650	3,315,276
Vestas Wind Systems A/S†	19,242	362,050
		4,269,459
Finland — 0.1%
Nokia Oyj	20,374	95,772
Nordea Bank Abp	50,186	588,684
Sampo Oyj, Class A	2,653	117,796
Stora Enso Oyj, Class R	3,236	36,127
Wartsila OYJ Abp	3,668	69,908
		908,287
France — 1.9%
Aeroports de Paris SA	570	67,775
Air Liquide SA	2,430	435,444
Alstom SA†	585	12,831
Amundi SA*	2,472	179,609
Arkema SA	475	41,759
AXA SA	1,838	68,908
BNP Paribas SA	15,771	1,077,367
Bouygues SA	950	30,430
Bureau Veritas SA	6,981	220,913
Capgemini SE	214	36,892
Carrefour SA	14,490	229,642
Cie de Saint-Gobain SA	429	38,932
Cie Generale des Etablissements Michelin SCA	1,232	41,494
Credit Agricole SA	44,439	681,329
Danone SA	17,838	1,274,515
Dassault Aviation SA	157	31,655
Dassault Systemes SE	4,286	146,335
Edenred SE	341	11,006
Eiffage SA	3,411	317,242
Engie SA	56,639	948,953
EssilorLuxottica SA	367	86,298
Gaztransport Et Technigaz SA	229	33,252
Gecina SA	1,337	142,656

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Getlink SE	4,388	$ 74,509
Hermes International SCA	82	186,174
Ipsen SA	362	43,967
Kering SA	258	64,303
Legrand SA	3,555	398,286
L'Oreal SA	523	196,952
LVMH Moet Hennessy Louis Vuitton SE	2,011	1,334,362
Orange SA	3,939	43,259
Pernod Ricard SA	1,185	147,967
Publicis Groupe SA	4,304	458,928
Rexel SA	2,860	78,769
Safran SA	1,602	363,466
Sanofi SA	4,704	496,319
Sartorius Stedim Biotech	63	12,566
Schneider Electric SE	5,620	1,453,922
Societe Generale SA	753	21,726
SPIE SA	3	108
Thales SA	388	62,552
TotalEnergies SE	2,785	174,197
Valeo SE	13,474	129,717
Veolia Environnement SA	18,020	570,882
Vinci SA	2,034	227,337
Vivendi SE	1,713	18,317
		12,713,822
Germany — 1.7%
adidas AG	2,799	667,307
Allianz SE	5,897	1,857,281
BASF SE	3,121	151,596
Bayer AG	12,214	328,846
Bayerische Motoren Werke AG (Preference Shares)	206	15,137
Continental AG	1,066	66,402
Covestro AG*†	133	8,418
Deutsche Bank AG	11,024	187,712
Deutsche Lufthansa AG	4,391	30,394
Deutsche Pfandbriefbank AG*†	6	34
Deutsche Telekom AG	58,612	1,774,831
E.ON SE	47,478	641,253
Evonik Industries AG	17,259	379,845
Fresenius Medical Care AG	854	33,358
Fresenius SE & Co. KGaA†	7,508	273,441
GEA Group AG	2,480	122,193
Hannover Rueck SE	321	84,373
Heidelberg Materials AG	76	8,365
Henkel AG & Co. KGaA	326	25,429
Henkel AG & Co. KGaA (Preference Shares)	118	10,215
HUGO BOSS AG	3,467	158,740
Infineon Technologies AG	1,160	36,631
Jenoptik AG	2	47
Knorr-Bremse AG	496	40,794
LEG Immobilien SE	204	19,331
Merck KGaA	880	145,519
Muenchener Rueckversicherungs-Gesellschaft AG	723	370,429
Rheinmetall AG	223	114,896
RWE AG	15,492	501,871
SAP SE	5,906	1,380,416
Scout24 SE*	1,622	139,627
Siemens AG	5,826	1,130,926
Siemens Energy AG†	9,514	388,552
Talanx AG	593	45,777
thyssenkrupp AG	20,832	72,622
Vonovia SE	825	27,155
Security Description	Shares or Principal Amount	Value

Germany (continued)
Wacker Chemie AG	104	$ 8,750
Zalando SE*†	7,132	214,386
		11,462,899
Hong Kong — 0.3%
AIA Group, Ltd.	156,019	1,241,474
BOC Hong Kong Holdings, Ltd.	85,000	277,683
CLP Holdings, Ltd.	18,500	157,166
Galaxy Entertainment Group, Ltd.	27,000	118,917
Hang Seng Bank, Ltd.	5,700	69,713
HKT Trust & HKT, Ltd.	12,000	14,909
Hong Kong & China Gas Co., Ltd.	13,000	10,082
Hong Kong Exchanges & Clearing, Ltd.	4,204	167,981
Link REIT	25,600	119,351
Power Assets Holdings, Ltd.	4,500	29,944
Sino Land Co., Ltd.	14,000	14,008
Sun Hung Kai Properties, Ltd.	3,000	32,467
Swire Pacific, Ltd., Class A	2,819	23,635
Techtronic Industries Co., Ltd.	2,000	28,650
		2,305,980
Ireland — 1.0%
Accenture PLC, Class A	1,733	597,573
AIB Group PLC	14,023	74,711
Alkermes PLC†	3,275	84,168
Allegion PLC	293	40,912
Aon PLC, Class A	133	48,794
Bank of Ireland Group PLC	891	8,155
Eaton Corp. PLC	3,825	1,268,293
James Hardie Industries PLC CDI†	4,006	127,932
Johnson Controls International PLC	261	19,719
Kerry Group PLC, Class A	1,041	103,635
Kingspan Group PLC	1,830	160,661
Medtronic PLC	14,023	1,251,553
Pentair PLC	260	25,771
Seagate Technology Holdings PLC	695	69,757
STERIS PLC	111	24,625
TE Connectivity PLC	8,018	1,182,014
Trane Technologies PLC	3,876	1,434,740
Willis Towers Watson PLC	55	16,620
		6,539,633
Israel — 0.2%
Check Point Software Technologies, Ltd.†	1,451	251,328
CyberArk Software, Ltd.†	785	217,068
Elbit Systems, Ltd.	49	11,220
Monday.com, Ltd.†	59	17,338
Nice, Ltd.†	780	135,850
Tower Semiconductor, Ltd.†	2,518	105,655
Wix.com, Ltd.†	3,590	599,961
		1,338,420
Italy — 0.5%
A2A SpA	44,134	100,854
Banco BPM SpA	12,136	82,153
Enel SpA	128,235	972,629
Eni SpA	2,443	37,215
FinecoBank Banca Fineco SpA	3,099	49,723
Generali	555	15,433
Intesa Sanpaolo SpA	149,217	639,662
Leonardo SpA	4,123	98,608
Mediobanca Banca di Credito Finanziario SpA	18,679	308,452
Moncler SpA	5,143	286,292
Nexi SpA*†	1,567	9,934

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	490	$ 27,827
Saipem SpA†	6,128	14,553
Snam SpA	3,570	17,161
Terna - Rete Elettrica Nazionale	2,556	22,176
UniCredit SpA	14,667	649,793
		3,332,465
Japan — 4.4%
Amada Co., Ltd.	15,700	153,699
ANA Holdings, Inc.	16,600	326,360
Asahi Kasei Corp.	35,100	241,620
Astellas Pharma, Inc.	18,700	219,086
Bandai Namco Holdings, Inc.	1,100	23,045
Canon, Inc.	12,400	402,348
Central Japan Railway Co.	11,500	238,732
Chubu Electric Power Co., Inc.	3,200	36,625
Daifuku Co., Ltd.	2,600	48,997
Dai-ichi Life Holdings, Inc.	5,000	124,520
Daiichi Sankyo Co., Ltd.	21,200	685,883
Daikin Industries, Ltd.	3,500	410,279
Daito Trust Construction Co., Ltd.	1,300	143,545
Daiwa House Industry Co., Ltd.	10,500	312,256
Daiwa Securities Group, Inc.	20,000	129,208
Denso Corp.	2,700	38,415
Disco Corp.	400	112,945
Eisai Co., Ltd.	300	10,290
FANUC Corp.	7,900	208,938
Fast Retailing Co., Ltd.	1,400	448,594
Fujitsu, Ltd.	11,900	218,684
GMO Payment Gateway, Inc.	1,300	78,601
Hankyu Hanshin Holdings, Inc.	1,800	48,826
Hitachi Construction Machinery Co., Ltd.	100	2,174
Hitachi, Ltd.	44,600	1,122,502
Honda Motor Co., Ltd.	115,705	1,160,764
Hoya Corp.	600	79,965
Hulic Co., Ltd.	5,000	46,247
Idemitsu Kosan Co., Ltd.	2,300	15,635
Inpex Corp.	1,200	15,730
J Front Retailing Co., Ltd.	3,500	36,963
Japan Airlines Co., Ltd.	600	9,600
Japan Metropolitan Fund Investment Corp.	160	97,995
Japan Post Holdings Co., Ltd.	29,600	271,997
Japan Tobacco, Inc.	12,600	348,722
JGC Holdings Corp.	7,500	63,978
Kajima Corp.	1,900	32,537
Kansai Electric Power Co., Inc.	600	9,565
Kao Corp.	500	22,138
KDDI Corp.	16,016	500,450
Keyence Corp.	300	134,526
Kirin Holdings Co., Ltd.	8,300	121,887
Koito Manufacturing Co., Ltd.	8,300	106,652
Komatsu, Ltd.	16,200	419,230
Kubota Corp.	6,400	81,613
Kurita Water Industries, Ltd.	1,100	41,029
Kyocera Corp.	4,700	47,743
Kyowa Kirin Co., Ltd.	7,900	130,107
LY Corp.	15,000	40,496
Makita Corp.	4,500	146,879
Marubeni Corp.	9,600	142,565
Mitsubishi Chemical Group Corp.	16,400	87,999
Mitsubishi Corp.	15,600	284,602
Mitsubishi Electric Corp.	27,800	427,270
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Estate Co., Ltd.	24,200	$ 357,519
Mitsubishi Heavy Industries, Ltd.	2,300	32,171
Mitsubishi UFJ Financial Group, Inc.	115,600	1,206,816
Mitsui & Co., Ltd.	800	16,210
Mitsui Fudosan Co., Ltd.	66,000	561,867
Mizuho Financial Group, Inc.	43,570	909,817
MS&AD Insurance Group Holdings, Inc.	4,500	99,291
Murata Manufacturing Co., Ltd.	22,100	384,561
NEC Corp.	200	16,982
Nexon Co., Ltd.	2,400	42,237
NIDEC Corp.	5,000	99,328
Nikon Corp.	4,200	51,703
Nintendo Co., Ltd.	18,710	990,429
Nippon Paint Holdings Co., Ltd.	2,700	20,610
Nippon Steel Corp.	7,200	143,594
Nippon Telegraph & Telephone Corp.	165,400	159,569
Nippon Yusen KK	2,700	89,848
Nitto Denko Corp.	11,930	196,169
Nomura Holdings, Inc.	97,200	497,866
Nomura Real Estate Holdings, Inc.	1,000	24,613
Nomura Research Institute, Ltd.	5,800	173,501
Obayashi Corp.	24,400	298,273
Ono Pharmaceutical Co., Ltd.	11,200	140,780
Oriental Land Co., Ltd.	7,800	189,022
ORIX Corp.	600	12,601
Otsuka Holdings Co., Ltd.	3,100	187,044
Pan Pacific International Holdings Corp.	9,700	240,601
Panasonic Holdings Corp.	42,900	343,756
Rakuten Group, Inc.†	5,900	35,093
Recruit Holdings Co., Ltd.	19,200	1,177,380
Santen Pharmaceutical Co., Ltd.	6,600	78,929
SBI Holdings, Inc.	600	13,164
SCSK Corp.	1,500	27,944
Seven & i Holdings Co., Ltd.	9,400	134,660
Shin-Etsu Chemical Co., Ltd.	6,300	233,184
Shionogi & Co., Ltd.	11,100	158,329
Skylark Holdings Co., Ltd.	3,300	50,993
SoftBank Corp.	249,300	314,335
SoftBank Group Corp.	6,900	419,884
Sompo Holdings, Inc.	1,300	27,795
Sony Group Corp.	58,500	1,028,448
Subaru Corp.	15,400	275,024
Sumitomo Chemical Co., Ltd.	64,300	171,145
Sumitomo Corp.	26,600	554,861
Sumitomo Electric Industries, Ltd.	4,300	66,118
Sumitomo Mitsui Financial Group, Inc.	45,000	950,035
Sumitomo Mitsui Trust Group, Inc.	17,900	394,882
Sumitomo Realty & Development Co., Ltd.	2,000	59,334
Suntory Beverage & Food, Ltd.	3,900	131,542
Suzuki Motor Corp.	8,000	78,893
T&D Holdings, Inc.	2,200	34,922
Takeda Pharmaceutical Co., Ltd.	16,400	456,834
Terumo Corp.	24,600	468,735
Tokio Marine Holdings, Inc.	24,400	867,639
Tokyo Electron, Ltd.	8,700	1,293,553
Tokyo Tatemono Co., Ltd.	3,100	50,644
Toyota Industries Corp.	200	13,845
Toyota Motor Corp.	74,100	1,277,327
Toyota Tsusho Corp.	10,100	171,734
Trend Micro, Inc.	700	36,619
Unicharm Corp.	3,800	121,741
USS Co., Ltd.	2,700	22,585
		29,395,984

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jersey — 0.3%
Experian PLC	17,736	$ 866,358
Glencore PLC	184,860	963,304
WPP PLC	846	8,911
		1,838,573
Luxembourg — 0.1%
ArcelorMittal SA	2,314	57,347
Eurofins Scientific SE	297	14,641
SES SA FDR	4	16
Spotify Technology SA†	905	348,515
Tenaris SA	8,002	131,783
		552,302
Netherlands — 0.9%
Adyen NV*†	111	168,847
AerCap Holdings NV	530	49,582
Airbus SE	1,257	191,553
Argenx SE†	228	134,035
ASML Holding NV	3,377	2,270,718
Euronext NV*	211	23,281
EXOR NV	193	20,476
Ferrari NV	1,420	678,843
Ferrovial SE	2,079	83,159
ING Groep NV	8,804	149,445
Just Eat Takeaway.com NV *†	9,043	103,789
Koninklijke Philips NV†	14,900	391,128
NN Group NV	9,460	465,582
NXP Semiconductors NV	158	37,051
Prosus NV	1,778	74,866
Stellantis NV	11,280	155,407
STMicroelectronics NV	10,226	276,950
Wolters Kluwer NV	3,188	537,299
		5,812,011
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,861	61,411
Xero, Ltd.†	2,838	275,529
		336,940
Norway — 0.2%
Aker BP ASA	11,568	246,247
DNB Bank ASA	11,709	241,946
Equinor ASA	23,979	574,671
Norsk Hydro ASA	2,825	17,400
Telenor ASA	5,146	63,214
Yara International ASA	1,771	53,185
		1,196,663
Panama — 0.0%
Carnival Corp.†	6,350	139,700
Portugal — 0.0%
EDP SA	15,615	61,294
Singapore — 0.3%
DBS Group Holdings, Ltd.	26,810	771,570
Keppel, Ltd.	1,400	6,754
Seatrium, Ltd.†	17,200	24,384
Singapore Telecommunications, Ltd.	220,100	520,893
United Overseas Bank, Ltd.	10,200	245,639
Yangzijiang Shipbuilding Holdings, Ltd.	115,500	224,195
		1,793,435
Security Description	Shares or Principal Amount	Value

Spain — 0.7%
Acciona SA	467	$ 59,665
ACS Actividades de Construccion y Servicios SA	1,456	69,695
Aena SME SA*	650	143,582
Banco Bilbao Vizcaya Argentaria SA	75,989	756,837
Banco Santander SA	231,376	1,131,482
Bankinter SA	8,353	67,949
CaixaBank SA	3,853	23,447
Iberdrola SA	83,232	1,234,405
Industria de Diseno Textil SA	16,428	936,126
Repsol SA	1,078	13,432
		4,436,620
Sweden — 0.5%
AddTech AB	2,277	62,849
Alfa Laval AB	6,878	304,982
Atlas Copco AB, Class A	3,625	60,124
Atlas Copco AB, Class B	4,773	69,758
Electrolux AB, Class B†	9,444	79,121
Evolution AB*	2,916	275,385
H & M Hennes & Mauritz AB, Class B	2,725	40,366
Hexagon AB, Class B	23,909	222,901
Holmen AB, Class B	226	8,955
Investor AB, Class B	23,844	675,078
L E Lundbergforetagen AB, Class B	991	48,995
Sandvik AB	331	6,538
SKF AB, Class B	9,052	172,385
Svenska Handelsbanken AB, Class A	13,438	139,815
Swedbank AB, Class A	24,601	499,513
Telefonaktiebolaget LM Ericsson, Class B	27,301	227,170
Telia Co. AB	13,796	40,073
Trelleborg AB, Class B	3,913	130,799
Volvo AB, Class B	12,536	325,416
		3,390,223
Switzerland — 2.1%
ABB, Ltd.	42,729	2,373,142
Avolta AG	1,591	63,159
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	19	223,309
Cie Financiere Richemont SA, Class A	4,594	670,176
Coca-Cola HBC AG	549	19,198
DSM-Firmenich AG	4,414	524,463
Garmin, Ltd.	2,186	433,593
Givaudan SA	70	332,577
Holcim AG	8,297	818,366
Kuehne + Nagel International AG	1,172	292,740
Logitech International SA	3,621	295,824
Lonza Group AG	111	68,660
Nestle SA	15,234	1,440,534
Novartis AG	26,907	2,919,487
Roche Holding AG	6,230	1,934,877
Roche Holding AG (BR)	556	188,812
Schindler Holding AG (Participation Certificate)	33	9,612
Swiss Re AG	1,187	152,222
UBS Group AG	18,844	581,726
Zurich Insurance Group AG	1,524	903,700
		14,246,177
United Kingdom — 2.8%
3i Group PLC	1,908	78,099
Anglo American PLC	1,350	42,239
Antofagasta PLC	847	19,116
Ashtead Group PLC	1,087	81,855
Associated British Foods PLC	4,814	137,931

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	8,539	$ 1,214,007
Auto Trader Group PLC*	3,513	38,120
Aviva PLC	28,207	164,894
Babcock International Group PLC	6	36
BAE Systems PLC	43,465	700,895
Barclays PLC	83,946	257,355
Barratt Redrow PLC	2,336	13,523
Berkeley Group Holdings PLC	524	30,034
BP PLC	194,219	943,975
British American Tobacco PLC	24,571	855,699
British Land Co. PLC	42,404	217,235
Bunzl PLC	4,859	214,613
Carnival PLC†	1,554	30,956
Centrica PLC	132,869	202,297
Compass Group PLC	26,229	849,535
Diageo PLC	1,827	56,965
Drax Group PLC	4,307	34,610
easyJet PLC	5,914	38,972
Endeavour Mining PLC	3,991	89,568
GSK PLC	59,919	1,094,649
Haleon PLC	3,988	19,087
Hargreaves Lansdown PLC	1,207	16,968
HSBC Holdings PLC	37,542	342,815
IG Group Holdings PLC	9,076	104,788
IMI PLC	1,399	30,015
Imperial Brands PLC	5,375	161,975
Informa PLC	80,170	840,203
International Game Technology PLC	2,809	57,079
Intertek Group PLC	2,290	138,186
J Sainsbury PLC	52,042	179,478
Johnson Matthey PLC	6,322	121,337
Land Securities Group PLC	2,904	22,617
Lloyds Banking Group PLC	33,560	23,191
London Stock Exchange Group PLC	567	77,031
M&G PLC	63,841	160,897
Marks & Spencer Group PLC	22,290	107,950
Melrose Industries PLC	5,632	34,950
National Grid PLC	9,711	122,050
NatWest Group PLC	52,798	249,810
NMC Health PLC†(1)	128	0
Ocado Group PLC†	4,085	18,338
Persimmon PLC	1,232	23,294
Phoenix Group Holdings PLC	7,398	47,179
Prudential PLC	51,757	426,449
Reckitt Benckiser Group PLC	864	52,182
RELX PLC	11,069	508,754
Rightmove PLC	12,244	92,854
Rio Tinto PLC	1,494	96,655
Rolls-Royce Holdings PLC†	70,282	487,834
Sage Group PLC	1,203	15,128
Schroders PLC	3,772	16,660
Segro PLC	3,155	32,077
Severn Trent PLC	440	14,571
Shell PLC	93,604	3,113,754
Smiths Group PLC	15,124	300,137
SSE PLC	2,146	48,680
Standard Chartered PLC	34,501	397,940
Taylor Wimpey PLC	7,217	13,692
TechnipFMC PLC	6,872	183,414
Tesco PLC	203,026	896,370
Unilever PLC	2,741	167,756
Unilever PLC	11,860	725,226
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
United Utilities Group PLC	3,439	$ 45,354
Vodafone Group PLC	557,669	518,099
		18,460,002
United States — 25.4%
Abbott Laboratories	7,069	801,413
AbbVie, Inc.	4,599	937,598
ABIOMED, Inc. CVR†(1)	79	106
Acuity Brands, Inc.	590	177,407
Adobe, Inc.†	3,031	1,449,061
Advanced Drainage Systems, Inc.	412	61,751
Advanced Micro Devices, Inc.†	3,242	467,075
AECOM	6,156	657,461
AES Corp.	2,433	40,120
Agilent Technologies, Inc.	2,175	283,424
Align Technology, Inc.†	220	45,107
Allstate Corp.	2,639	492,226
Alphabet, Inc., Class A	24,511	4,194,077
Alphabet, Inc., Class C	17,813	3,076,127
Altria Group, Inc.	37,621	2,048,840
Amazon.com, Inc.†	37,964	7,076,490
American Express Co.	2,293	619,293
American Tower Corp.	319	68,119
Ameriprise Financial, Inc.	326	166,358
AMETEK, Inc.	447	81,953
Amgen, Inc.	1,187	380,030
Amphenol Corp., Class A	2,836	190,069
Analog Devices, Inc.	113	25,211
ANSYS, Inc.†	81	25,953
Apple, Inc.	61,507	13,895,046
Applied Materials, Inc.	5,718	1,038,274
Arista Networks, Inc.†	1,620	626,033
Arthur J. Gallagher & Co.	118	33,182
AT&T, Inc.	5,820	131,183
Automatic Data Processing, Inc.	3,444	996,143
AvalonBay Communities, Inc.	491	108,811
Ball Corp.	644	38,157
Bank of America Corp.	61,548	2,573,937
Bank of New York Mellon Corp.	179	13,489
Becton Dickinson & Co.	1,843	430,506
Berkshire Hathaway, Inc., Class B†	5,775	2,604,063
Best Buy Co., Inc.	680	61,492
Biogen, Inc.†	281	48,894
BioMarin Pharmaceutical, Inc.†	798	52,580
Blackstone, Inc.	859	144,097
Block, Inc.†	1,705	123,306
Blueprint Medicines Corp.†	1,086	95,036
Booking Holdings, Inc.	177	827,696
Booz Allen Hamilton Holding Corp.	176	31,972
Boston Scientific Corp.†	7,203	605,196
Box, Inc., Class A†	1,122	35,635
Bristol-Myers Squibb Co.	10,808	602,762
Broadcom, Inc.	12,073	2,049,633
Brown & Brown, Inc.	1,292	135,195
Builders FirstSource, Inc.†	639	109,525
Burlington Stores, Inc.†	1,000	247,770
CACI International, Inc., Class A†	262	144,771
Camden Property Trust	958	110,927
Capital One Financial Corp.	276	44,930
Cardinal Health, Inc.	850	92,242
Carlisle Cos., Inc.	184	77,690
Catalent, Inc.†	216	12,658
Caterpillar, Inc.	1,249	469,874

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Cboe Global Markets, Inc.	983	$ 209,939
CBRE Group, Inc., Class A†	5,019	657,338
Cencora, Inc.	318	72,529
Centene Corp.†	1,620	100,861
Charles Schwab Corp.	4,342	307,544
Charter Communications, Inc., Class A†	62	20,312
Cheniere Energy, Inc.	276	52,821
Chevron Corp.	7,326	1,090,255
Chipotle Mexican Grill, Inc.†	595	33,183
Cigna Group	2,554	804,025
Cintas Corp.	3,821	786,400
Cirrus Logic, Inc.†	704	77,313
Cisco Systems, Inc.	5,967	326,813
Citigroup, Inc.	17,985	1,154,098
Citizens Financial Group, Inc.	2,895	121,937
Cloudflare, Inc., Class A†	415	36,400
CME Group, Inc.	6,048	1,362,977
Coca-Cola Co.	2,209	144,270
Colgate-Palmolive Co.	14,641	1,372,008
Comcast Corp., Class A	9,670	422,289
Comfort Systems USA, Inc.	549	214,681
ConocoPhillips	2,491	272,864
Costco Wholesale Corp.	2,724	2,381,266
Crowdstrike Holdings, Inc., Class A†	414	122,904
Crown Holdings, Inc.	804	75,214
Curtiss-Wright Corp.	525	181,104
CVS Health Corp.	865	48,838
D.R. Horton, Inc.	2,545	430,105
Danaher Corp.	423	103,914
Deckers Outdoor Corp.†	3,024	486,531
Deere & Co.	270	109,266
Dell Technologies, Inc., Class C	336	41,540
Delta Air Lines, Inc.	1,006	57,563
Dentsply Sirona, Inc.	1,486	34,431
Dexcom, Inc.†	171	12,052
Dick's Sporting Goods, Inc.	50	9,788
Digital Realty Trust, Inc.	252	44,914
Discover Financial Services	248	36,811
Dollar General Corp.	1,365	109,255
Dollar Tree, Inc.†	523	33,807
Donaldson Co., Inc.	164	11,998
Dover Corp.	319	60,396
Dropbox, Inc., Class A†	4,430	114,516
DuPont de Nemours, Inc.	1,474	122,327
Dynatrace, Inc.†	153	8,231
eBay, Inc.	1,003	57,683
Ecolab, Inc.	1,406	345,496
Edwards Lifesciences Corp.†	856	57,361
Elevance Health, Inc.	565	229,254
Eli Lilly & Co.	2,513	2,085,137
EMCOR Group, Inc.	1,495	666,875
Emerson Electric Co.	721	78,063
EOG Resources, Inc.	2,407	293,558
Equifax, Inc.	268	71,025
Equinix, Inc.	32	29,059
Equity LifeStyle Properties, Inc.	435	30,502
Exelixis, Inc.†	4,399	146,047
Expeditors International of Washington, Inc.	2,602	309,638
Exxon Mobil Corp.	600	70,068
F5, Inc.†	122	28,533
Fair Isaac Corp.†	4	7,972
Fastenal Co.	521	40,732
Security Description	Shares or Principal Amount	Value

United States (continued)
FedEx Corp.	550	$ 150,618
Ferguson Enterprises, Inc.	2,678	526,870
First Solar, Inc.†	147	28,589
Fiserv, Inc.†	863	170,788
Flowserve Corp.	1,289	67,853
Fortinet, Inc.†	8,759	688,983
Freeport-McMoRan, Inc.	6,250	281,375
Gartner, Inc.†	26	13,065
GE Vernova, Inc.†	400	120,664
Generac Holdings, Inc.†	416	68,869
General Dynamics Corp.	541	157,761
General Electric Co.	2,254	387,192
General Motors Co.	1,884	95,632
Genuine Parts Co.	346	39,686
Gilead Sciences, Inc.	5,839	518,620
Global Payments, Inc.	661	68,552
Globe Life, Inc.	462	48,787
GoDaddy, Inc., Class A†	653	108,920
Goldman Sachs Group, Inc.	851	440,639
Guidewire Software, Inc.†	1,942	361,717
Halliburton Co.	5,333	147,937
Hartford Financial Services Group, Inc.	1,160	128,110
Hasbro, Inc.	1,419	93,129
HCA Healthcare, Inc.	3,721	1,334,872
HEICO Corp.	306	74,955
HEICO Corp., Class A	505	96,965
Hess Corp.	282	37,923
Hologic, Inc.†	1,041	84,186
Home Depot, Inc.	948	373,275
Howmet Aerospace, Inc.	309	30,814
HubSpot, Inc.†	38	21,082
Humana, Inc.	54	13,923
Huntington Bancshares, Inc.	1,129	17,601
IDEX Corp.	142	30,479
IDEXX Laboratories, Inc.†	135	54,934
Illinois Tool Works, Inc.	372	97,140
Intel Corp.	7,290	156,881
Intercontinental Exchange, Inc.	2,350	366,295
International Business Machines Corp.	362	74,833
Intuit, Inc.	1,037	632,881
Intuitive Surgical, Inc.†	91	45,849
Ionis Pharmaceuticals, Inc.†	2,747	105,457
IQVIA Holdings, Inc.†	1,352	278,269
Iron Mountain, Inc.	255	31,551
ITT, Inc.	252	35,310
Jack Henry & Associates, Inc.	60	10,916
Johnson & Johnson	5,578	891,699
JPMorgan Chase & Co.	9,804	2,175,704
Juniper Networks, Inc.	388	15,093
Kellanova	317	25,566
KeyCorp	668	11,523
Kimberly-Clark Corp.	7,122	955,630
KKR & Co., Inc.	202	27,925
KLA Corp.	815	542,977
Kroger Co.	10,283	573,483
Lam Research Corp.	16,290	1,211,162
Lamar Advertising Co., Class A	199	26,268
Leidos Holdings, Inc.	2,536	464,494
Lennar Corp., Class A	3,064	521,799
Lineage, Inc.	4,553	337,104
Live Nation Entertainment, Inc.†	342	40,062
Lockheed Martin Corp.	2,473	1,350,382
Louisiana-Pacific Corp.	467	46,186

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Lowe's Cos., Inc.	788	$ 206,322
Manhattan Associates, Inc.†	1,306	343,948
Marathon Oil Corp.	403	11,163
Marathon Petroleum Corp.	2,373	345,200
Marsh & McLennan Cos., Inc.	3,526	769,514
Masco Corp.	273	21,815
MasTec, Inc.†	315	38,710
Mastercard, Inc., Class A	4,026	2,011,349
Maximus, Inc.	603	52,123
MercadoLibre, Inc.†	222	452,254
Merck & Co., Inc.	8,736	893,868
Meta Platforms, Inc., Class A	8,279	4,698,995
Mettler-Toledo International, Inc.†	349	450,821
MGIC Investment Corp.	868	21,735
Micron Technology, Inc.	8,699	866,855
Microsoft Corp.	30,909	12,559,872
Mohawk Industries, Inc.†	83	11,144
Molina Healthcare, Inc.†	286	91,869
Monolithic Power Systems, Inc.	96	72,893
Moody's Corp.	848	385,026
Morgan Stanley	9,106	1,058,573
Motorola Solutions, Inc.	2,298	1,032,606
MSCI, Inc.	63	35,986
Nasdaq, Inc.	901	66,602
Natera, Inc.†	731	88,422
NetApp, Inc.	6,327	729,566
Netflix, Inc.†	1,841	1,391,851
Neurocrine Biosciences, Inc.†	981	117,985
Newmont Corp.	6,078	276,184
News Corp., Class B	135	3,920
NextEra Energy, Inc.	1,774	140,590
NIKE, Inc., Class B	1,434	110,604
Northrop Grumman Corp.	1,987	1,011,423
NOV, Inc.	3,310	51,338
Nucor Corp.	1,071	151,911
Nutanix, Inc., Class A†	1,928	119,729
NVIDIA Corp.	92,672	12,303,135
NVR, Inc.†	58	530,863
Oracle Corp.	2,998	503,184
Oshkosh Corp.	1,781	182,089
Owens Corning	404	71,423
Palantir Technologies, Inc., Class A†	1,697	70,527
Palo Alto Networks, Inc.†	556	200,344
Paramount Global, Class B	1,996	21,836
Parker-Hannifin Corp.	1,327	841,411
PayPal Holdings, Inc.†	4,623	366,604
Pfizer, Inc.	17,633	499,014
Philip Morris International, Inc.	7,886	1,046,472
Pinnacle West Capital Corp.	458	40,217
PNC Financial Services Group, Inc.	598	112,586
Pool Corp.	23	8,318
Procter & Gamble Co.	9,906	1,636,273
Progressive Corp.	2,475	601,004
Prologis, Inc.	297	33,543
Public Storage	38	12,504
PulteGroup, Inc.	1,038	134,452
QUALCOMM, Inc.	8,767	1,427,005
Qualys, Inc.†	1,052	125,441
Quanta Services, Inc.	569	171,628
Ralph Lauren Corp.	54	10,688
Regeneron Pharmaceuticals, Inc.†	251	210,388
Reinsurance Group of America, Inc.	1,485	313,454
Security Description	Shares or Principal Amount	Value

United States (continued)
Republic Services, Inc.	321	$ 63,558
ResMed, Inc.	1,446	350,612
ROBLOX Corp., Class A†	2,259	116,836
Ross Stores, Inc.	5,664	791,374
RTX Corp.	7,495	906,820
S&P Global, Inc.	2,482	1,192,254
Salesforce, Inc.	911	265,438
ServiceNow, Inc.†	1,031	961,913
Sherwin-Williams Co.	363	130,234
Simon Property Group, Inc.	5,549	938,447
Sirius XM Holdings, Inc.	452	12,050
Skyworks Solutions, Inc.	223	19,530
Smartsheet, Inc., Class A†	2,821	159,161
Snap, Inc., Class A†	1,902	23,128
SS&C Technologies Holdings, Inc.	3,157	220,769
State Street Corp.	4,098	380,294
Steel Dynamics, Inc.	530	69,165
Stryker Corp.	2,750	979,770
Synopsys, Inc.†	156	80,123
Targa Resources Corp.	228	38,067
Target Corp.	1,774	266,171
Taylor Morrison Home Corp.†	1,741	119,259
Tenet Healthcare Corp.†	616	95,492
Teradyne, Inc.	287	30,482
Tesla, Inc.†	7,939	1,983,559
Texas Instruments, Inc.	810	164,560
Texas Roadhouse, Inc.	264	50,456
Textron, Inc.	1,489	119,745
Thermo Fisher Scientific, Inc.	2,302	1,257,629
TJX Cos., Inc.	9,872	1,115,832
T-Mobile US, Inc.	597	133,227
Toll Brothers, Inc.	2,671	391,141
Tractor Supply Co.	334	88,680
TransDigm Group, Inc.	117	152,369
TransUnion	410	41,533
Travelers Cos., Inc.	943	231,921
Truist Financial Corp.	1,163	50,067
Tyler Technologies, Inc.†	72	43,603
Tyson Foods, Inc., Class A	7,078	414,700
Uber Technologies, Inc.†	5,606	403,912
UGI Corp.	7,914	189,224
United Airlines Holdings, Inc.†	1,839	143,920
United Parcel Service, Inc., Class B	3,725	499,374
United Rentals, Inc.	220	178,816
United Therapeutics Corp.†	52	19,446
UnitedHealth Group, Inc.	2,510	1,416,895
Universal Health Services, Inc., Class B	1,323	270,302
US Bancorp	8,435	407,495
Valero Energy Corp.	86	11,159
Veeva Systems, Inc., Class A†	739	154,325
Ventas, Inc.	3,271	214,218
Veralto Corp.	4,081	417,037
VeriSign, Inc.†	1,408	248,991
Verisk Analytics, Inc.	1,214	333,510
Verizon Communications, Inc.	14,269	601,153
Vertex Pharmaceuticals, Inc.†	378	179,920
Vertiv Holdings Co., Class A	367	40,109
Viatris, Inc.	1,120	12,992
Visa, Inc., Class A	6,678	1,935,618
Vistra Corp.	412	51,484
W.R. Berkley Corp.	2,802	160,190
Walmart, Inc.	38,093	3,121,721
Walt Disney Co.	1,154	111,015

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Warner Bros. Discovery, Inc.†	6,372	$ 51,804
Waste Management, Inc.	2,267	489,332
Watsco, Inc.	43	20,339
Wells Fargo & Co.	18,015	1,169,534
West Pharmaceutical Services, Inc.	68	20,939
Westinghouse Air Brake Technologies Corp.	4,507	847,226
Williams-Sonoma, Inc.	67	8,987
Wingstop, Inc.	147	42,290
Workday, Inc., Class A†	79	18,474
WW Grainger, Inc.	192	212,972
Xylem, Inc.	1,110	135,176
Zebra Technologies Corp., Class A†	28	10,695
Zoetis, Inc.	2,248	401,897
		169,910,038
Total Common Stocks (cost $270,803,157)		305,227,754
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $4,800.00; Counterparty: JPMorgan Chase Bank, N.A.) (cost $2,708,814)	$ 630	1,795,500
WARRANTS — 0.0%
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027† (cost $1,155)	234	6,657
Total Long-Term Investment Securities (cost $590,151,733)		613,023,600
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.9%
U.S. Government — 1.5%
United States Treasury Bills
4.75%, 11/12/2024	$10,117,200	$ 10,102,779
Unaffiliated Investment Companies — 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class 4.76%(2)	15,920,184	15,920,184
Total Short-Term Investments (cost $26,022,700)		26,022,963
TOTAL INVESTMENTS (cost $616,174,433)	95.6%	639,046,563
Other assets less liabilities	4.4	29,330,022
NET ASSETS	100.0%	$668,376,585
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $1,445,403 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of October 31, 2024.
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
FDR—Fiduciary Depositary Receipt

Equity Swaps
Counterparty (OTC)/Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Citibank, N.A.	Pay	Russell 1000 Value Index Total Return	3-Month SOFR + 0.780%	Quarterly	10/06/2025	$6,622,165	$—	$(67,478)	$(67,478)
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
154	Long	S&P 500 E-Mini Index	December 2024	$43,648,351	$44,186,450	$ 538,099
38	Long	TOPIX Index	December 2024	6,417,409	6,738,910	321,501
179	Short	U.S. Treasury Ultra Bonds	December 2024	24,040,936	22,486,875	1,554,061
						$2,413,661
						Unrealized (Depreciation)
457	Long	MSCI EAFE Index	December 2024	$55,180,765	$53,702,069	$(1,478,696)
		Net Unrealized Appreciation (Depreciation)				$934,965
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	SEK	1,202,000	USD	116,204	12/18/2024	$ 3,128	$ —
	USD	234,739	CHF	197,000	12/18/2024	—	(5,490)
	USD	267,051	EUR	246,000	12/18/2024	1,036	—
	USD	191,382	GBP	147,000	12/18/2024	—	(1,849)
						4,164	(7,339)
Deutsche Bank AG	USD	54,739	SGD	71,000	12/18/2024	—	(865)
JPMorgan Chase Bank, N.A.	AUD	2,375,000	USD	1,607,206	12/18/2024	43,547	—
	EUR	12,385,000	USD	13,538,156	12/18/2024	41,191	—
	USD	22,037,046	AUD	33,157,529	12/18/2024	—	(206,701)
	USD	6,833,682	CAD	9,276,528	12/18/2024	—	(160,667)
	USD	182,194	CHF	155,000	12/18/2024	—	(1,820)
	USD	366,763	EUR	335,000	12/18/2024	—	(1,686)
	USD	358,798	JPY	52,844,000	12/18/2024	—	(9,006)
						84,738	(379,880)
Morgan Stanley & Co. International PLC	CAD	38,001	USD	27,995	12/18/2024	659	—
	EUR	890,735	USD	984,801	12/18/2024	14,093	—
	JPY	329,545,930	USD	2,361,195	12/18/2024	179,822	—
	NZD	6,000	USD	3,671	12/18/2024	83	—
	USD	199,074	EUR	178,000	12/18/2024	—	(5,093)
	USD	88,210	NOK	959,000	12/18/2024	—	(1,010)
						194,657	(6,103)
UBS AG	USD	13,910,029	EUR	12,581,999	12/18/2024	—	(198,378)
Unrealized Appreciation (Depreciation)						$283,559	$(592,565)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
U.S. Government & Agency Obligations	45.8%
Banks	4.4
Short-Term Investments	3.9
Semiconductors	3.8
Internet	3.7
Pharmaceuticals	3.0
Software	2.9
Computers	2.7
Insurance	1.9
Retail	1.9
Oil & Gas	1.4
Commercial Services	1.3
Telecommunications	1.3
Diversified Financial Services	1.2
Healthcare-Products	1.2
Auto Manufacturers	1.0
Aerospace/Defense	0.9
Food	0.9
Electric	0.9
Electronics	0.9
Mining	0.9
Agriculture	0.7
Healthcare-Services	0.6
Cosmetics/Personal Care	0.6
Machinery-Construction & Mining	0.6
Chemicals	0.5

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Electrical Components & Equipment	0.5%
Building Materials	0.5
Miscellaneous Manufacturing	0.5
Home Builders	0.5
Engineering & Construction	0.4
Apparel	0.4
Real Estate	0.4
Biotechnology	0.3
REITS	0.3
Transportation	0.3
Purchased Options	0.3
Home Furnishings	0.3
Distribution/Wholesale	0.2
Media	0.2
Environmental Control	0.2
Toys/Games/Hobbies	0.2
Household Products/Wares	0.2
Investment Companies	0.2
Entertainment	0.2
Machinery-Diversified	0.1
Food Service	0.1
Airlines	0.1
Water	0.1
Advertising	0.1
Office/Business Equipment	0.1
95.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government & Agency Obligations	$—	$305,993,689	$—	$305,993,689
Common Stocks:
Bermuda	323,531	232,272	—	555,803
Canada	124,078	—	—	124,078
Cayman Islands	318,548	420,372	—	738,920
Ireland	6,064,539	475,094	—	6,539,633
Israel	1,191,350	147,070	—	1,338,420
Luxembourg	348,515	203,787	—	552,302
Netherlands	86,633	5,725,378	—	5,812,011
Panama	139,700	—	—	139,700
Switzerland	433,593	13,812,584	—	14,246,177
United Kingdom	240,493	18,219,509	0	18,460,002
United States	169,909,932	—	106	169,910,038
Other Countries	—	86,810,670	—	86,810,670
Purchased Options	1,795,500	—	—	1,795,500
Warrants	6,657	—	—	6,657
Short-Term Investments:
U.S. Government	—	10,102,779	—	10,102,779
Other Short-Term Investments	15,920,184	—	—	15,920,184
Total Investments at Value	$196,903,253	$442,143,204	$106	$639,046,563
Other Financial Instruments:†
Futures Contracts	$2,413,661	$—	$—	$2,413,661
Forward Foreign Currency Contracts	—	283,559	—	283,559
Total Other Financial Instruments	$2,413,661	$283,559	$—	$2,697,220
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$67,478	$—	$67,478
Futures Contracts	1,478,696	—	—	1,478,696
Forward Foreign Currency Contracts	—	592,565	—	592,565
Total Other Financial Instruments	$1,478,696	$660,043	$—	$2,138,739
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.2%
Bermuda — 0.4%
Alibaba Health Information Technology, Ltd.†	62,000	$ 31,321
Beijing Enterprises Water Group, Ltd.	46,000	13,745
China Gas Holdings, Ltd.	26,800	23,028
China Resources Gas Group, Ltd.	10,100	38,811
China Ruyi Holdings, Ltd.†	72,000	17,706
Credicorp., Ltd.	769	141,596
Kunlun Energy Co., Ltd.	54,000	51,317
Orient Overseas International, Ltd.	1,500	20,391
		337,915
Brazil — 4.0%
AMBEV SA	57,400	125,506
Atacadao SA†	6,100	7,904
B3 SA - Brasil Bolsa Balcao	69,200	127,126
Banco Bradesco SA	20,471	45,114
Banco Bradesco SA (Preference Shares)	63,215	157,138
Banco BTG Pactual SA	14,600	82,131
Banco do Brasil SA	20,900	95,192
BB Seguridade Participacoes SA	8,600	50,982
BRF SA†	7,400	33,576
Caixa Seguridade Participacoes S/A	8,700	21,671
CCR SA	10,800	22,886
Centrais Eletricas Brasileiras SA	15,600	102,464
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	22,635
Cia de Saneamento Basico do Estado de Sao Paulo	4,200	66,899
Cia Energetica de Minas Gerais (Preference Shares)	20,131	39,594
Cia Siderurgica Nacional SA	9,400	19,139
Companhia Paranaense de Energia (Preference Shares)	11,700	19,855
Cosan SA	13,800	28,216
CPFL Energia SA	1,500	8,503
Energisa SA	1,900	14,182
Engie Brasil Energia SA	2,900	20,804
Equatorial Energia SA	12,400	68,897
Gerdau SA (Preference Shares)	17,514	55,442
Hapvida Participacoes e Investimentos SA*†	64,205	39,095
Hypera SA	4,200	16,056
Itau Unibanco Holding SA (Preference Shares)	59,350	359,535
Itausa SA (Preference Shares)	62,906	115,455
JBS SA	9,600	59,800
Klabin SA	9,570	34,533
Localiza Rent a Car SA	11,080	80,538
Natura & Co. Holding SA	11,900	28,222
Petroleo Brasileiro SA	45,400	306,756
Petroleo Brasileiro SA (Preference Shares)	53,400	331,712
PRIO SA	9,400	66,635
Raia Drogasil SA	14,428	60,748
Rede D'Or Sao Luiz SA*	7,400	37,583
Rumo SA	17,000	58,520
Sendas Distribuidora SA†	15,900	20,601
Suzano SA	8,591	88,824
Telefonica Brasil SA	4,800	43,708
TIM SA	10,700	30,688
TOTVS SA	7,300	37,681
Ultrapar Participacoes SA	9,500	34,330
Vale SA	41,688	447,535
Vibra Energia SA	10,800	41,680
WEG SA	20,200	189,075
		3,765,166
British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	0
Security Description	Shares or Principal Amount	Value

Cayman Islands — 15.8%
AAC Technologies Holdings, Inc.	9,500	$ 38,284
Airtac International Group	2,000	53,908
Akeso, Inc.*†	8,000	64,614
Alchip Technologies, Ltd.	1,000	60,744
Alibaba Group Holding, Ltd.	182,928	2,239,102
ANTA Sports Products, Ltd.	16,400	175,187
Autohome, Inc. ADR	972	27,313
Baidu, Inc., Class A†	28,228	322,901
BeiGene, Ltd.†	8,600	134,857
Bilibili, Inc.†	2,935	65,085
Bosideng International Holdings, Ltd.	40,000	22,407
C&D International Investment Group, Ltd.	9,000	16,984
Chailease Holding Co., Ltd.	17,817	83,584
China Feihe, Ltd.*	49,000	36,920
China Hongqiao Group, Ltd.	38,000	60,598
China Literature, Ltd.*†	4,200	15,174
China Mengniu Dairy Co., Ltd.	42,000	93,678
China Resources Land, Ltd.	41,000	136,269
China Resources Mixc Lifestyle Services, Ltd.*	9,800	40,225
Chow Tai Fook Jewellery Group, Ltd.	28,200	26,686
Country Garden Holdings Co., Ltd.†(1)	167,000	215
ENN Energy Holdings, Ltd.	9,100	64,328
GCL Technology Holdings, Ltd.†	283,000	62,167
Geely Automobile Holdings, Ltd.	82,000	144,017
Genscript Biotech Corp.†	14,000	21,422
Giant Biogene Holding Co., Ltd.*	4,200	28,372
H World Group, Ltd. ADR	2,507	91,982
Haidilao International Holding, Ltd.*	22,000	44,349
Haitian International Holdings, Ltd.	9,000	24,885
Hansoh Pharmaceutical Group Co., Ltd.*	14,000	32,607
Hengan International Group Co., Ltd.	11,000	32,534
Innovent Biologics, Inc.*†	15,000	65,202
iQIYI, Inc. ADR†	5,742	14,987
JD Health International, Inc.*†	14,400	51,465
JD Logistics, Inc.*†	22,000	44,692
JD.com, Inc., Class A	28,777	584,689
Kanzhun, Ltd. ADR	3,400	49,470
KE Holdings, Inc. ADR	8,500	186,405
Kingdee International Software Group Co., Ltd.†	39,000	40,759
Kingsoft Corp., Ltd.	12,000	41,223
Kuaishou Technology*†	29,000	171,137
Legend Biotech Corp. ADR†	740	33,315
Li Auto, Inc., Class A†	15,300	199,399
Li Ning Co., Ltd.	29,000	59,153
Longfor Group Holdings, Ltd.*	26,000	42,542
Meituan, Class B*†	60,090	1,419,359
MINISO Group Holding, Ltd.	5,000	25,098
NetEase, Inc.	23,950	384,219
New Oriental Education & Technology Group, Inc.	17,760	111,236
NIO, Inc. ADR†	16,829	85,828
NU Holdings, Ltd., Class A†	35,864	541,188
PDD Holdings, Inc. ADR†	7,405	892,969
Pop Mart International Group, Ltd.*	6,200	56,212
Qifu Technology, Inc. ADR	1,370	44,950
Shenzhou International Group Holdings, Ltd.	9,700	74,799
Silergy Corp.	4,000	61,997
Sino Biopharmaceutical, Ltd.	121,750	55,267
Smoore International Holdings, Ltd.*	24,000	31,306
Sunny Optical Technology Group Co., Ltd.	10,000	65,126
TAL Education Group ADR†	5,319	59,147
Tencent Holdings, Ltd.	79,400	4,131,007
Tencent Music Entertainment Group ADR	9,501	105,746
Tingyi Cayman Islands Holding Corp.	20,000	29,198

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Tongcheng Travel Holdings, Ltd.	17,600	$ 39,557
Topsports International Holdings, Ltd.*	9,000	2,983
Trip.com Group, Ltd.†	6,750	435,492
Vipshop Holdings, Ltd. ADR	4,613	66,612
Want Want China Holdings, Ltd.	68,000	42,329
Wuxi Biologics Cayman, Inc.*†	49,000	102,946
Xinyi Solar Holdings, Ltd.	66,000	33,911
XPeng, Inc., Class A†	15,300	87,093
Yadea Group Holdings, Ltd.*	14,000	24,142
Zhen Ding Technology Holding, Ltd.	7,000	24,198
Zhongsheng Group Holdings, Ltd.	8,000	12,250
ZTO Express Cayman, Inc. ADR	5,548	128,214
		15,020,215
Chile — 0.4%
Banco de Chile	582,395	67,539
Banco de Credito e Inversiones SA	983	28,454
Banco Santander Chile	824,433	40,437
Cencosud SA	17,694	36,535
Empresas CMPC SA	7,833	12,286
Empresas COPEC SA	4,246	26,305
Enel Americas SA	275,251	25,891
Enel Chile SA	335,891	17,999
Falabella SA†	11,011	39,090
Latam Airlines Group SA	1,817,382	24,013
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,671	64,093
		382,642
China — 6.4%
Agricultural Bank of China, Ltd.	318,000	156,231
Aluminum Corp. of China, Ltd.	54,000	34,373
Anhui Conch Cement Co., Ltd.	17,500	50,671
Bank of China, Ltd.	962,000	456,532
Bank of Communications Co., Ltd.	119,000	90,142
BYD Co., Ltd.	12,000	435,941
China CITIC Bank Corp., Ltd.	125,000	77,783
China Coal Energy Co., Ltd.	29,000	36,148
China Communications Services Corp., Ltd.	28,000	15,052
China Construction Bank Corp.	1,168,000	905,783
China Everbright Bank Co., Ltd.	48,000	16,219
China Galaxy Securities Co., Ltd.	41,500	37,135
China International Capital Corp., Ltd.*	18,400	33,400
China Life Insurance Co., Ltd.	97,000	205,777
China Longyuan Power Group Corp. Ltd.	37,000	32,795
China Merchants Bank Co., Ltd.	43,000	209,519
China Minsheng Banking Corp., Ltd.	106,500	39,519
China National Building Material Co., Ltd.	54,000	22,933
China Pacific Insurance Group Co., Ltd.	35,400	122,390
China Petroleum & Chemical Corp.	284,000	159,971
China Railway Group, Ltd.	59,000	29,432
China Shenhua Energy Co., Ltd.	42,500	183,193
China Tower Corp., Ltd.*	580,000	78,211
China Vanke Co., Ltd.†	24,300	23,050
CITIC Securities Co., Ltd.	24,500	67,879
CMOC Group, Ltd.	42,000	34,507
COSCO SHIPPING Energy Transportation Co., Ltd.	16,000	15,306
COSCO SHIPPING Holdings Co., Ltd.	37,550	55,731
Fuyao Glass Industry Group Co., Ltd.*	8,400	59,559
Great Wall Motor Co., Ltd.	29,500	46,793
Guangzhou Automobile Group Co., Ltd.	51,200	17,970
Haier Smart Home Co., Ltd.	32,400	117,694
Security Description	Shares or Principal Amount	Value

China (continued)
Haitong Securities Co., Ltd.	56,000	$ 46,736
Hisense Home Appliances Group Co., Ltd.	5,000	15,779
Huaneng Power International, Inc.	56,000	30,000
Huatai Securities Co., Ltd.*	16,000	27,197
Industrial & Commercial Bank of China, Ltd.	827,000	495,638
Jiangsu Expressway Co., Ltd.	20,000	20,134
Jiangxi Copper Co., Ltd.	17,000	28,446
New China Life Insurance Co., Ltd.	10,200	34,203
Nongfu Spring Co., Ltd.*	24,800	92,151
People's Insurance Co. Group of China, Ltd.	142,000	71,455
PetroChina Co., Ltd.	268,000	200,807
PICC Property & Casualty Co., Ltd.	92,000	139,410
Ping An Insurance Group Co. of China, Ltd.	79,000	490,423
Postal Savings Bank of China Co., Ltd.*	110,000	63,228
Shandong Gold Mining Co., Ltd.*	8,750	17,310
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	22,422
Shanghai Pharmaceuticals Holding Co., Ltd.	11,200	17,297
Sinopharm Group Co., Ltd.	16,800	41,861
TravelSky Technology, Ltd.	12,000	16,862
Tsingtao Brewery Co., Ltd.	8,000	51,526
Weichai Power Co., Ltd.	25,000	37,743
WuXi AppTec Co., Ltd.*	3,496	23,135
Yankuang Energy Group Co., Inc.	37,000	48,120
Zhaojin Mining Industry Co., Ltd.	19,500	34,184
Zhejiang Expressway Co., Ltd.	26,000	17,252
Zhejiang Leapmotor Technology Co., Ltd.*†	6,600	26,052
Zijin Mining Group Co., Ltd.	68,000	144,494
		6,121,504
Colombia — 0.1%
Bancolombia SA	3,585	30,623
Bancolombia SA (Preference Shares)	5,647	45,199
Interconexion Electrica SA ESP	6,010	23,875
		99,697
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.1%
CEZ AS	1,622	62,896
Komercni Banka AS	643	22,263
Moneta Money Bank AS*	3,736	18,647
		103,806
Greece — 0.4%
Alpha Services & Holdings SA	25,956	39,011
Eurobank Ergasias Services & Holdings SA	32,101	65,980
Hellenic Telecommunications Organization SA	2,197	36,278
JUMBO SA	1,364	36,268
Metlen Energy & Metals SA	1,050	36,637
National Bank of Greece SA	9,891	76,923
OPAP SA	2,396	40,809
Piraeus Financial Holdings SA	12,832	48,034
Public Power Corp. S.A.	2,501	32,805
		412,745
Hong Kong — 0.8%
Beijing Enterprises Holdings, Ltd.	5,500	18,000
BYD Electronic International Co., Ltd.	9,000	38,764
China Merchants Port Holdings Co., Ltd.	17,320	28,514
China Power International Development, Ltd.	51,000	21,867
China Resources Beer Holdings Co., Ltd.	20,000	74,181

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Resources Pharmaceutical Group, Ltd.*	23,000	$ 16,244
China Resources Power Holdings Co., Ltd.	24,000	57,628
China Taiping Insurance Holdings Co., Ltd.	21,600	37,267
CITIC, Ltd.	78,000	91,568
CSPC Pharmaceutical Group, Ltd.	116,320	86,006
Fosun International, Ltd.	37,000	20,979
Guangdong Investment, Ltd.	26,000	16,534
Hua Hong Semiconductor, Ltd.*	9,000	24,994
Lenovo Group, Ltd.	104,000	136,507
MMG, Ltd.†	52,000	18,254
Sinotruk Hong Kong, Ltd.	10,000	27,014
		714,321
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	5,795	40,241
OTP Bank Nyrt	2,826	140,655
Richter Gedeon Nyrt	1,902	54,957
		235,853
India — 18.8%
ABB India, Ltd.	636	55,923
Adani Enterprises, Ltd.	2,101	73,570
Adani Green Energy, Ltd.†	4,007	76,058
Adani Ports & Special Economic Zone, Ltd.	6,474	105,700
Adani Power, Ltd.†	9,733	68,197
Ambuja Cements, Ltd.	7,361	50,813
APL Apollo Tubes, Ltd.	2,071	37,291
Apollo Hospitals Enterprise, Ltd.	1,234	102,359
Ashok Leyland, Ltd.	18,177	44,979
Asian Paints, Ltd.	4,678	162,008
Astral, Ltd.	1,671	35,102
AU Small Finance Bank, Ltd.*	4,224	30,837
Aurobindo Pharma, Ltd.	3,322	54,877
Avenue Supermarts, Ltd.*†	1,977	92,218
Axis Bank, Ltd.	27,943	385,272
Bajaj Auto, Ltd.	840	97,957
Bajaj Finance, Ltd.	3,378	275,362
Bajaj Finserv, Ltd.	4,554	94,238
Bajaj Holdings & Investment, Ltd.	357	43,734
Balkrishna Industries, Ltd.	1,036	35,189
Bank of Baroda	13,447	40,111
Bharat Electronics, Ltd.	45,762	153,498
Bharat Forge, Ltd.	3,201	53,562
Bharat Heavy Electricals, Ltd.	13,270	37,347
Bharat Petroleum Corp., Ltd.	19,420	71,848
Bharti Airtel, Ltd.	28,040	539,311
Bosch, Ltd.	94	39,051
Britannia Industries, Ltd.	1,339	91,194
Canara Bank	22,136	27,052
CG Power & Industrial Solutions, Ltd.	7,559	62,571
Cholamandalam Investment & Finance Co., Ltd.	4,836	72,575
Cipla, Ltd.	6,455	118,541
Coal India, Ltd.	19,791	105,734
Colgate-Palmolive India, Ltd.	1,745	63,422
Container Corp. Of India, Ltd.	2,762	27,556
Cummins India, Ltd.	1,868	77,198
Dabur India, Ltd.	6,181	39,667
Divi's Laboratories, Ltd.	1,452	101,284
DLF, Ltd.	9,265	89,430
Dr. Reddy's Laboratories, Ltd.	7,100	107,520
Eicher Motors, Ltd.	1,700	98,951
GAIL India, Ltd.	29,109	68,725
Security Description	Shares or Principal Amount	Value

India (continued)
GMR Airports Infrastructure, Ltd.†	29,172	$ 27,167
Godrej Consumer Products, Ltd.	5,234	79,557
Godrej Properties, Ltd.†	1,551	52,600
Grasim Industries, Ltd.	3,327	106,750
Havells India, Ltd.	2,980	57,719
HCL Technologies, Ltd.	11,773	245,943
HDFC Asset Management Co., Ltd.*	1,218	61,940
HDFC Bank, Ltd.	51,056	1,048,398
HDFC Life Insurance Co., Ltd.*	12,121	103,685
Hero MotoCorp, Ltd.	1,489	87,801
Hindalco Industries, Ltd.	16,526	133,094
Hindustan Aeronautics, Ltd.	2,568	129,594
Hindustan Petroleum Corp., Ltd.	10,966	49,717
Hindustan Unilever, Ltd.	10,092	302,832
ICICI Bank, Ltd.	63,719	976,077
ICICI Lombard General Insurance Co., Ltd.*	2,658	60,404
ICICI Prudential Life Insurance Co., Ltd.*	4,024	35,472
IDFC First Bank, Ltd.†	42,501	33,188
Indian Hotels Co., Ltd.	10,791	86,598
Indian Oil Corp., Ltd.	36,076	60,866
Indian Railway Catering & Tourism Corp., Ltd.	3,145	30,593
Indus Towers, Ltd.†	9,874	39,769
IndusInd Bank, Ltd.	3,579	44,639
Info Edge India, Ltd.	858	75,651
Infosys, Ltd.	40,864	858,538
InterGlobe Aviation, Ltd.*†	2,121	101,515
ITC, Ltd.	35,920	207,695
Jindal Stainless, Ltd.	4,102	32,668
Jindal Steel & Power, Ltd.	4,498	48,854
Jio Financial Services, Ltd.†	34,996	132,855
JSW Energy, Ltd.	4,414	35,865
JSW Steel, Ltd.	7,619	86,655
Jubilant Foodworks, Ltd.	4,328	29,304
Kotak Mahindra Bank, Ltd.	13,318	274,624
Larsen & Toubro, Ltd.	8,301	356,674
LTIMindtree, Ltd.*	1,134	76,139
Lupin, Ltd.	2,845	74,180
Macrotech Developers, Ltd.*	3,714	53,314
Mahindra & Mahindra, Ltd.	11,463	372,468
Mankind Pharma, Ltd.†	1,217	38,618
Marico, Ltd.	6,506	49,676
Maruti Suzuki India, Ltd.	1,727	227,740
Max Healthcare Institute, Ltd.	9,472	113,729
Mphasis, Ltd.	935	31,824
MRF, Ltd.	28	40,662
Muthoot Finance, Ltd.	1,484	33,721
Nestle India, Ltd.	4,174	112,315
NHPC, Ltd.	37,770	36,936
NMDC, Ltd.	13,128	34,332
NTPC, Ltd.	54,045	260,467
Oil & Natural Gas Corp., Ltd.	38,783	122,091
Page Industries, Ltd.	62	31,642
PB Fintech, Ltd.†	3,610	71,575
Persistent Systems, Ltd.	1,276	80,463
Petronet LNG, Ltd.†	9,779	38,567
Phoenix Mills, Ltd.	2,456	44,449
PI Industries, Ltd.	1,010	53,513
Pidilite Industries, Ltd.	1,771	66,228
Polycab India, Ltd.	662	50,572
Power Finance Corp., Ltd.	18,407	98,294
Power Grid Corp. of India, Ltd.	57,274	217,454
Punjab National Bank	27,406	31,898
REC, Ltd.	16,339	100,456

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Reliance Industries, Ltd.†	74,800	$ 1,182,754
Samvardhana Motherson International, Ltd.	33,638	72,209
SBI Cards & Payment Services, Ltd.	2,884	23,593
SBI Life Insurance Co., Ltd.*	5,466	104,590
Shree Cement, Ltd.	111	32,938
Shriram Finance, Ltd.	3,427	126,981
Siemens, Ltd.	1,109	92,085
Solar Industries India, Ltd.	343	41,512
Sona BLW Precision Forgings, Ltd.*	5,192	42,118
SRF, Ltd.	1,702	45,241
State Bank of India	21,819	212,703
Sun Pharmaceutical Industries, Ltd.	11,875	262,117
Sundaram Finance, Ltd.	816	46,298
Supreme Industries, Ltd.	787	40,031
Suzlon Energy, Ltd.†	111,472	88,236
Tata Communications, Ltd.	1,382	29,109
Tata Consultancy Services, Ltd.	11,183	525,774
Tata Consumer Products, Ltd.	7,062	84,073
Tata Elxsi, Ltd.	477	39,611
Tata Motors, Ltd.	23,611	233,874
Tata Power Co., Ltd.	17,809	93,018
Tata Steel, Ltd.	91,941	160,885
Tech Mahindra, Ltd.	6,641	126,123
Thermax, Ltd.	539	31,593
Titan Co., Ltd.	4,278	166,574
Torrent Pharmaceuticals, Ltd.	1,271	48,235
Torrent Power, Ltd.	2,129	46,091
Trent, Ltd.	2,265	191,804
Tube Investments of India, Ltd.	1,374	72,786
TVS Motor Co., Ltd.	2,923	86,368
UltraTech Cement, Ltd.	1,450	190,095
Union Bank of India, Ltd.	18,706	25,822
United Spirits, Ltd.	3,521	60,461
UPL, Ltd.	5,182	34,037
Varun Beverages, Ltd.	14,090	100,348
Vedanta, Ltd.	13,619	74,921
Wipro, Ltd.	16,972	110,278
Yes Bank, Ltd.†	165,174	39,913
Zomato, Ltd.†	81,665	234,261
		17,885,916
Indonesia — 1.7%
Adaro Energy Indonesia Tbk PT	183,600	42,255
Amman Mineral Internasional PT†	83,200	48,563
Astra International Tbk PT	242,900	78,719
Bank Central Asia Tbk PT	686,900	448,223
Bank Mandiri Persero Tbk PT	456,400	194,628
Bank Negara Indonesia Persero Tbk PT	181,200	60,551
Bank Rakyat Indonesia Persero Tbk PT	837,700	256,029
Barito Pacific Tbk PT	307,211	19,407
Chandra Asri Pacific Tbk PT	97,600	54,409
Charoen Pokphand Indonesia Tbk PT	78,100	26,106
GoTo Gojek Tokopedia Tbk PT†	10,682,100	46,217
Indah Kiat Pulp & Paper Corp. PT	36,200	18,567
Indofood CBP Sukses Makmur Tbk PT	29,500	23,147
Indofood Sukses Makmur Tbk PT	47,000	22,749
Kalbe Farma Tbk PT	224,100	23,062
Merdeka Copper Gold Tbk PT†	126,500	19,495
Sumber Alfaria Trijaya Tbk PT	211,400	44,701
Telkom Indonesia Persero Tbk PT	575,100	102,648
Security Description	Shares or Principal Amount	Value

Indonesia (continued)
Unilever Indonesia Tbk PT	91,400	$ 11,443
United Tractors Tbk PT	19,500	34,083
		1,575,002
Kuwait — 0.6%
Gulf Bank KSCP	23,979	24,536
Kuwait Finance House KSCP	108,058	253,766
Mabanee Co. KPSC	8,832	24,039
Mobile Telecommunications Co. KSCP	17,442	25,934
National Bank of Kuwait SAKP	96,231	266,322
		594,597
Luxembourg — 0.1%
Allegro.eu SA*†	7,068	62,115
Reinet Investments SCA	1,765	48,888
		111,003
Malaysia — 1.4%
AMMB Holdings Bhd	30,300	35,140
Axiata Group Bhd	30,600	15,714
CELCOMDIGI Bhd	43,600	33,769
CIMB Group Holdings Bhd	84,200	152,358
Gamuda Bhd	26,600	51,502
Genting Bhd	28,900	25,971
Genting Malaysia Bhd	28,800	14,662
Hong Leong Bank Bhd	6,900	32,198
IHH Healthcare Bhd	22,700	37,486
Inari Amertron Bhd	32,500	20,909
IOI Corp. Bhd	27,900	23,956
Kuala Lumpur Kepong Bhd	4,800	23,360
Malayan Banking Bhd	68,800	164,695
Malaysia Airports Holdings Bhd	12,300	28,422
Maxis Bhd	24,800	20,454
MISC Bhd	15,100	25,798
MR DIY Group M Bhd*	30,700	15,210
Nestle Malaysia Bhd	1,100	25,086
Petronas Chemicals Group Bhd	36,100	44,398
Petronas Dagangan Bhd	3,700	15,163
Petronas Gas Bhd	9,500	37,317
PPB Group Bhd	8,200	26,004
Press Metal Aluminium Holdings Bhd	48,700	52,359
Public Bank Bhd	185,100	185,796
QL Resources Bhd	23,100	25,284
RHB Bank Bhd	15,300	22,362
SD Guthrie Bhd	23,000	24,084
Sime Darby Bhd	26,300	13,838
Telekom Malaysia Bhd	10,200	15,030
Tenaga Nasional Bhd	33,600	107,679
YTL Corp. Bhd	41,600	18,481
YTL Power International Bhd	30,800	21,270
		1,355,755
Mexico — 1.9%
Alfa SAB de CV, Class A	31,400	22,660
America Movil SAB de CV	219,400	173,573
Arca Continental SAB de CV	6,800	58,007
Banco del Bajio SA*	9,800	21,731
Cemex SAB de CV CPO	184,000	96,462
Coca-Cola Femsa SAB de CV	6,485	53,664
Fibra Uno Administracion SA de CV	37,300	42,968
Fomento Economico Mexicano SAB de CV	23,800	230,572
Gruma SAB de CV, Class B	2,455	42,206
Grupo Aeroportuario del Centro Norte SAB de CV	3,700	30,858
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	83,612

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,230	$ 59,477
Grupo Bimbo SAB de CV, Class A	15,400	47,694
Grupo Carso SAB de CV, Class A1	7,200	43,392
Grupo Financiero Banorte SAB de CV, Class O	31,700	221,240
Grupo Financiero Inbursa SAB de CV, Class O†	23,700	52,684
Grupo Mexico SAB de CV, Class B	38,400	201,485
Industrias Penoles SAB de CV†	2,430	38,277
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	24,926
Operadora De Sites Mexicanos SAB de CV	14,700	13,018
Orbia Advance Corp SAB de CV	5,200	4,764
Prologis Property Mexico SA de CV	7,529	25,210
Promotora y Operadora de Infraestructura SAB de CV	2,130	18,558
Wal-Mart de Mexico SAB de CV	62,900	173,679
		1,780,717
Netherlands — 0.2%
Nebius Group NV†	4,192	89,625
NEPI Rockcastle NV	6,666	52,356
X5 Retail Group NV GDR†(1)(2)	1,555	0
		141,981
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	30,365
Philippines — 0.5%
Ayala Corp.	2,585	30,568
Ayala Land, Inc.	89,800	50,427
Bank of the Philippine Islands	22,575	55,364
BDO Unibank, Inc.	29,640	77,512
International Container Terminal Services, Inc.	12,540	85,406
JG Summit Holdings, Inc.	39,165	16,272
Jollibee Foods Corp.	4,780	21,766
Manila Electric Co.	2,630	22,167
Metropolitan Bank & Trust Co.	18,723	24,411
PLDT, Inc.	840	20,649
SM Investments Corp.	2,310	37,226
SM Prime Holdings, Inc.	123,900	65,239
Universal Robina Corp.	7,880	13,192
		520,199
Poland — 0.7%
Bank Polska Kasa Opieki SA	2,138	74,500
Budimex SA	132	16,484
CD Projekt SA	878	35,157
Dino Polska SA*†	551	45,768
KGHM Polska Miedz SA	1,728	64,367
LPP SA	14	50,631
mBank SA†	186	26,022
Orlen SA	7,048	91,788
PGE Polska Grupa Energetyczna SA†	10,070	17,288
Powszechna Kasa Oszczednosci Bank Polski SA	10,819	150,291
Powszechny Zaklad Ubezpieczen SA	7,048	69,791
Santander Bank Polska SA	434	48,619
		690,706
Qatar — 0.7%
Barwa Real Estate Co.	27,671	21,692
Commercial Bank PSQC	30,273	35,326
Dukhan Bank	21,946	22,217
Industries Qatar QSC	11,213	41,088
Masraf Al Rayan QSC	71,297	46,410
Mesaieed Petrochemical Holding Co.	2,482	1,078
Ooredoo Q.P.S.C.	9,206	28,930
Security Description	Shares or Principal Amount	Value

Qatar (continued)
Qatar Electricity & Water Co. QSC	4,301	$ 19,179
Qatar Fuel QSC	7,569	31,863
Qatar Gas Transport Co., Ltd.	31,459	36,982
Qatar International Islamic Bank QSC	12,629	36,389
Qatar Islamic Bank QPSC	18,028	101,485
Qatar National Bank Q.P.S.C.	51,618	245,506
		668,145
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	158,896	0
Lukoil PJSC ADR(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC†(1)(2)	13	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 3.9%
ACWA Power Co.	1,814	222,164
Ades Holding Co.	4,327	22,702
Advanced Petrochemical Co.†	1,578	15,266
Al Rajhi Bank	24,239	566,990
Alinma Bank	15,047	112,389
Almarai Co. JSC	2,863	41,959
Arab National Bank	11,137	56,055
Arabian Internet & Communications Services Co.	329	22,311
Bank AlBilad	7,539	73,781
Bank Al-Jazira†	6,703	29,237
Banque Saudi Fransi	7,256	59,990
Bupa Arabia for Cooperative Insurance Co.	961	51,454
Co. for Cooperative Insurance	957	35,622
Dallah Healthcare Co.	428	18,167
Dar Al Arkan Real Estate Development Co.†	7,423	32,911
Dr. Sulaiman Al Habib Medical Services Group Co.	1,093	83,235
Elm Co.	297	80,764
Etihad Etisalat Co.	4,752	65,433
Jarir Marketing Co.	6,400	22,535
Mobile Telecommunications Co. Saudi Arabia	5,798	16,274
Mouwasat Medical Services Co.	1,194	29,856
Nahdi Medical Co.	330	10,822
Power & Water Utility Co. for Jubail & Yanbu	1,012	15,825
Riyad Bank	18,467	126,239
SABIC Agri-Nutrients Co.	2,864	86,636
Sahara International Petrochemical Co.	4,799	33,551
SAL Saudi Logistics Services	320	23,497
Saudi Arabian Mining Co.†	15,913	237,882
Saudi Arabian Oil Co.*	45,248	325,263
Saudi Aramco Base Oil Co.	594	18,518
Saudi Awwal Bank	12,385	111,194
Saudi Basic Industries Corp.	11,300	217,976
Saudi Electricity Co.	11,038	48,110
Saudi Industrial Investment Group	4,949	23,430
Saudi Investment Bank	8,255	28,940
Saudi Kayan Petrochemical Co.†	10,442	21,557
Saudi National Bank	36,093	317,762
Saudi Research & Media Group†	462	36,792

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Tadawul Group Holding Co.	617	$ 39,137
Saudi Telecom Co.	23,874	267,616
Savola Group†	3,212	22,011
Yanbu National Petrochemical Co.	1,648	17,399
		3,689,252
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	19,396
South Africa — 3.0%
Absa Group, Ltd.	10,741	102,500
Anglo American Platinum, Ltd.	710	27,757
Aspen Pharmacare Holdings, Ltd.	4,858	49,310
Bid Corp., Ltd.	4,012	94,818
Bidvest Group, Ltd.	4,127	66,272
Capitec Bank Holdings, Ltd.	1,066	191,774
Clicks Group, Ltd.	3,106	66,235
Discovery, Ltd.	6,646	67,884
Exxaro Resources, Ltd.	3,207	30,137
FirstRand, Ltd.	62,340	271,974
Gold Fields, Ltd.	10,997	181,591
Harmony Gold Mining Co., Ltd.	6,594	71,238
Impala Platinum Holdings, Ltd.†	10,887	71,775
Kumba Iron Ore, Ltd.	844	15,982
MTN Group, Ltd.	21,231	105,554
Naspers, Ltd.	2,157	507,630
Nedbank Group, Ltd.	5,570	93,790
Northam Platinum Holdings, Ltd.	4,333	32,356
Old Mutual, Ltd.	61,491	42,409
OUTsurance Group, Ltd.	11,213	38,200
Pepkor Holdings, Ltd.*	23,111	29,956
Remgro, Ltd.	5,915	51,528
Sanlam, Ltd.	22,266	110,621
Sasol, Ltd.	6,608	37,056
Shoprite Holdings, Ltd.	6,487	111,576
Sibanye Stillwater, Ltd.†	35,477	41,021
Standard Bank Group, Ltd.	16,311	223,459
Vodacom Group, Ltd.	7,455	46,517
Woolworths Holdings, Ltd.	11,889	43,920
		2,824,840
South Korea — 10.0%
Alteogen, Inc.†	490	132,395
Amorepacific Corp.	365	30,661
Celltrion Pharm, Inc.†	249	11,091
Celltrion, Inc.	1,876	246,617
CJ CheilJedang Corp.	113	22,349
CosmoAM&T Co., Ltd.†	304	22,680
Coway Co., Ltd.	694	31,503
DB Insurance Co., Ltd.	563	44,301
Doosan Bobcat, Inc.	681	18,298
Doosan Enerbility Co., Ltd.†	5,313	76,903
Ecopro BM Co., Ltd.†	600	73,089
Ecopro Co., Ltd.†	1,265	71,271
Ecopro Materials Co., Ltd.†	171	13,650
Enchem Co., Ltd.†	139	17,399
GS Holdings Corp.	649	19,275
Hana Financial Group, Inc.	3,579	154,326
Hanjin Kal Corp.	328	20,048
Hankook Tire & Technology Co., Ltd.	947	24,154
Hanmi Pharm Co., Ltd.	79	18,181
Hanmi Semiconductor Co., Ltd.	561	36,199
Hanwha Aerospace Co., Ltd.	407	108,084
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Hanwha Industrial Solutions Co., Ltd.†	451	$ 13,824
Hanwha Ocean Co., Ltd.†	1,123	21,600
Hanwha Solutions Corp.	1,512	23,106
HD Hyundai Co., Ltd.	510	29,421
HD Hyundai Electric Co., Ltd.	269	61,822
HLB, Inc.†	1,444	68,495
HMM Co., Ltd.	2,789	34,498
HYBE Co., Ltd.	243	32,578
Hyundai Engineering & Construction Co., Ltd.	947	19,007
Hyundai Glovis Co., Ltd.	406	35,555
Hyundai Heavy Industries Co., Ltd.†	234	30,867
Hyundai Mobis Co., Ltd.	740	132,964
Hyundai Motor Co.	1,607	245,813
Hyundai Motor Co. (2nd Preference Shares)	415	47,834
Hyundai Motor Co. (Preference Shares)	330	37,195
Hyundai Steel Co.	1,079	19,643
Industrial Bank of Korea	2,725	27,661
Kakao Corp.	3,757	100,360
KakaoBank Corp.	1,835	28,527
KB Financial Group, Inc.	4,706	305,280
Kia Corp.	2,961	195,443
Korea Aerospace Industries, Ltd.	762	32,144
Korea Electric Power Corp.†	3,329	55,660
Korea Investment Holdings Co., Ltd.	528	29,186
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	531	70,276
Korea Zinc Co., Ltd.	103	74,037
Korean Air Lines Co., Ltd.	2,137	36,689
Krafton, Inc.†	375	89,453
KT Corp.	274	8,732
KT&G Corp.	1,219	96,504
Kum Yang Co., Ltd.†	406	12,154
Kumho Petrochemical Co., Ltd.	203	20,921
L&F Co., Ltd.†	302	25,448
LG Chem, Ltd.	576	129,080
LG Chem, Ltd. (Preference Shares)	87	13,070
LG Corp.	1,103	60,351
LG Display Co., Ltd.†	2,910	22,129
LG Electronics, Inc.	1,255	80,454
LG Energy Solution, Ltd.†	573	168,994
LG H&H Co., Ltd.	114	27,346
LG Innotek Co., Ltd.	178	22,584
LG Uplus Corp.	1,611	11,669
Lotte Chemical Corp.	224	15,399
Meritz Financial Group, Inc.	1,196	88,425
Mirae Asset Securities Co., Ltd.	2,747	17,924
NAVER Corp.	1,571	190,930
NCSoft Corp.	193	30,270
Netmarble Corp.*†	264	11,032
NH Investment & Securities Co., Ltd.	1,642	15,819
Orion Corp.	289	20,861
POSCO Future M Co., Ltd.	378	60,519
Posco DX Co., Ltd.	684	13,308
POSCO Holdings, Inc.	877	210,686
Posco International Corp.	696	26,033
Samsung Biologics Co., Ltd.*†	205	148,014
Samsung C&T Corp.	1,041	87,627
Samsung E&A Co., Ltd.†	1,634	20,973
Samsung Electro-Mechanics Co., Ltd.	711	60,267
Samsung Electronics Co., Ltd.	57,621	2,435,375
Samsung Electronics Co., Ltd. (Preference Shares)	10,657	368,887
Samsung Fire & Marine Insurance Co., Ltd.	377	91,170
Samsung Heavy Industries Co., Ltd.†	8,139	56,077
Samsung Life Insurance Co., Ltd.	978	71,375

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung SDI Co., Ltd.	652	$ 154,094
Samsung SDS Co., Ltd.	531	54,951
Shinhan Financial Group Co., Ltd.	5,291	195,110
SK Biopharmaceuticals Co., Ltd.†	407	34,356
SK Bioscience Co., Ltd.†	260	10,112
SK Hynix, Inc.	6,576	859,210
SK Innovation Co., Ltd.†	807	68,044
SK Square Co., Ltd.†	1,213	73,257
SK Telecom Co., Ltd.	415	17,030
SK, Inc.	462	49,240
SKC Co., Ltd.†	252	27,015
S-Oil Corp.	447	18,525
Woori Financial Group, Inc.	7,094	79,053
Yuhan Corp.	682	68,139
		9,539,955
Taiwan — 18.3%
Accton Technology Corp.	6,000	101,764
Acer, Inc.	41,000	50,511
Advantech Co., Ltd.	8,148	79,197
ASE Technology Holding Co., Ltd.	40,000	191,720
Asia Cement Corp.	22,000	31,920
Asia Vital Components Co., Ltd.	4,000	74,741
Asustek Computer, Inc.	9,000	159,994
AUO Corp.	67,200	34,288
Catcher Technology Co., Ltd.	10,000	72,129
Cathay Financial Holding Co., Ltd.	116,000	242,211
Chang Hwa Commercial Bank, Ltd.	49,320	26,965
Cheng Shin Rubber Industry Co., Ltd.	21,000	29,986
China Airlines, Ltd.	26,000	17,975
China Steel Corp.	134,000	93,380
Chunghwa Telecom Co., Ltd.	44,000	167,206
Compal Electronics, Inc.	61,000	66,467
CTBC Financial Holding Co., Ltd.	189,000	209,956
Delta Electronics, Inc.	24,000	295,789
E Ink Holdings, Inc.	11,000	101,994
E.Sun Financial Holding Co., Ltd.	174,047	146,359
Eclat Textile Co., Ltd.	2,000	33,011
eMemory Technology, Inc.	1,000	94,773
Eva Airways Corp.	30,000	34,338
Evergreen Marine Corp. Taiwan, Ltd.	12,000	75,118
Far Eastern New Century Corp.	32,000	36,856
Far EasTone Telecommunications Co., Ltd.	20,000	54,918
Feng TAY Enterprise Co., Ltd.	4,913	21,251
First Financial Holding Co., Ltd.	133,967	112,261
Formosa Chemicals & Fibre Corp.	43,000	51,543
Formosa Plastics Corp.	44,000	64,050
Fortune Electric Co., Ltd.	1,100	18,110
Fubon Financial Holding Co., Ltd.	99,458	274,983
Gigabyte Technology Co., Ltd.	7,000	54,796
Global Unichip Corp.	1,000	36,760
Globalwafers Co., Ltd.	4,000	51,686
Hon Hai Precision Industry Co., Ltd.	153,200	960,591
Hotai Motor Co., Ltd.	3,080	61,261
Hua Nan Financial Holdings Co., Ltd.	103,861	81,262
Innolux Corp.	93,660	44,645
Inventec Corp.	37,000	51,661
KGI Financial Holding Co., Ltd.	191,451	98,014
Largan Precision Co., Ltd.	1,000	68,656
Lite-On Technology Corp.	27,000	85,268
MediaTek, Inc.	18,000	704,590
Mega Financial Holding Co., Ltd.	135,730	163,598
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Micro-Star International Co., Ltd.	11,000	$ 59,417
Nan Ya Plastics Corp.	54,000	69,069
Nanya Technology Corp.†	12,000	15,593
Nien Made Enterprise Co., Ltd.	2,000	29,323
Novatek Microelectronics Corp.	7,000	108,716
Pegatron Corp.	30,000	90,091
PharmaEssentia Corp.†	3,000	58,657
Pou Chen Corp.	21,000	24,630
President Chain Store Corp.	6,000	54,823
Quanta Computer, Inc.	34,000	306,256
Realtek Semiconductor Corp.	6,000	88,536
Ruentex Development Co., Ltd.	17,955	25,772
Shanghai Commercial & Savings Bank, Ltd.	38,000	46,832
Shin Kong Financial Holding Co., Ltd.†	151,598	53,368
SinoPac Financial Holdings Co., Ltd.	128,987	90,796
Synnex Technology International Corp.	15,000	32,616
Taishin Financial Holding Co., Ltd.	131,243	69,622
Taiwan Business Bank	68,206	32,598
Taiwan Cooperative Financial Holding Co., Ltd.	125,158	97,206
Taiwan High Speed Rail Corp.	15,000	13,614
Taiwan Mobile Co., Ltd.	21,000	74,155
Taiwan Semiconductor Manufacturing Co., Ltd.	296,000	9,308,108
TCC Group Holdings Co., Ltd.	83,512	82,918
Unimicron Technology Corp.	17,000	81,677
Uni-President Enterprises Corp.	57,000	159,125
United Microelectronics Corp.	143,000	203,342
Vanguard International Semiconductor Corp.	11,000	32,243
Voltronic Power Technology Corp.	1,000	65,707
Walsin Lihwa Corp.	35,000	32,053
Wan Hai Lines, Ltd.	8,000	21,193
Winbond Electronics Corp.†	32,000	19,012
Wistron Corp.	35,000	117,005
Wiwynn Corp.	1,000	56,109
WPG Holdings, Ltd.	18,000	40,726
Yageo Corp.	4,705	79,111
Yang Ming Marine Transport Corp.	20,000	40,477
Yuanta Financial Holding Co., Ltd.	122,247	121,241
		17,430,289
Thailand — 1.5%
Advanced Info Service PCL NVDR	14,700	119,630
Airports of Thailand PCL NVDR	52,200	94,690
Bangkok Dusit Medical Services PCL NVDR	126,400	102,978
Bangkok Expressway & Metro PCL	106,300	24,864
Bumrungrad Hospital PCL	4,600	37,066
Central Pattana PCL NVDR	25,100	46,622
Central Retail Corp. PCL NVDR	20,508	19,400
Charoen Pokphand Foods PCL NVDR	51,700	37,955
CP ALL PCL NVDR	76,500	143,216
Delta Electronics Thailand PCL NVDR	42,000	171,107
Gulf Energy Development PCL NVDR	40,900	80,566
Home Product Center PCL NVDR	84,300	23,838
Intouch Holdings PCL NVDR	15,000	47,512
Kasikornbank PCL NVDR	8,400	36,362
Krung Thai Bank PCL NVDR	46,300	28,106
Minor International PCL NVDR	35,300	27,951
PTT Exploration & Production PCL NVDR	18,100	67,757
PTT Global Chemical PCL NVDR	28,700	22,079
PTT Oil & Retail Business PCL NVDR	37,000	16,871
PTT PCL NVDR	133,900	132,850
SCB X PCL NVDR	11,600	39,007
Siam Cement PCL NVDR	10,600	65,780

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Oil PCL NVDR	15,100	$ 18,320
True Corp. PCL NVDR†	88,527	32,270
		1,436,797
Turkey — 0.6%
Akbank Turk AS	36,733	54,300
Aselsan Elektronik Sanayi Ve Ticaret AS	19,464	34,590
BIM Birlesik Magazalar AS	5,465	74,462
Coca-Cola Icecek AS	11,385	16,941
Eregli Demir ve Celik Fabrikalari TAS	17,018	23,661
Ford Otomotiv Sanayi AS	887	25,229
Haci Omer Sabanci Holding AS	12,699	30,878
KOC Holding AS	9,241	45,622
Pegasus Hava Tasimaciligi AS†	2,883	19,508
Sasa Polyester Sanayi AS†	106,840	12,014
Tofas Turk Otomobil Fabrikasi AS	1,503	8,211
Tupras Turkiye Petrol Rafinerileri AS	10,997	46,440
Turk Hava Yollari AO†	6,682	53,194
Turkcell Iletisim Hizmetleri AS	15,252	37,763
Turkiye Is Bankasi AS	105,968	36,416
Turkiye Sise ve Cam Fabrikalari AS	10,928	12,488
Yapi ve Kredi Bankasi AS	42,418	30,336
		562,053
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	35,809	86,867
Abu Dhabi Islamic Bank PJSC	15,058	51,559
Abu Dhabi National Oil Co. PJSC	34,636	33,952
Aldar Properties PJSC	50,036	103,572
Americana Restaurants International PLC	33,708	20,711
Dubai Islamic Bank PJSC	33,737	57,239
Emaar Properties PJSC	82,023	193,642
Emirates NBD Bank PJSC	23,791	122,991
Emirates Telecommunications Group Co. PJSC	38,408	185,494
First Abu Dhabi Bank PJSC	55,085	196,426
Multiply Group PJSC†	33,714	20,699
		1,073,152
United Kingdom — 0.2%
Anglogold Ashanti PLC	5,170	144,766
United States — 0.4%
Southern Copper Corp.	1,047	114,699
Yum China Holdings, Inc.	4,935	217,683
		332,382
Total Common Stocks (cost $81,292,667)		89,601,132
UNAFFILIATED INVESTMENT COMPANIES — 3.9%
United States — 3.9%
iShares MSCI China A ETF (cost $4,113,004)	128,000	3,749,120
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†	21,520	51
Security Description	Shares or Principal Amount	Value

Thailand (continued)
BTS Group Holdings PCL Expires 11/07/2024†	10,760	$ 3
Srisawad Corp. PCL Expires 08/29/2025†	320	5
Total Warrants (cost $0)		59
Total Long-Term Investment Securities (cost $85,405,671)		93,350,311
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.65%, 01/14/2025(3)	$ 50,000	49,539
5.01%, 11/07/2024(3)	50,000	49,961
Total Short-Term Investments (cost $99,480)		99,500
TOTAL INVESTMENTS (cost $85,505,151)	98.2%	93,449,811
Other assets less liabilities	1.8	1,680,806
NET ASSETS	100.0%	$95,130,617
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $4,271,770 representing 4.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.0%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	05/03/2018	2,565	$26,258
	01/09/2020	1,147	12,003
		5,342	54,447	$0	$0.00	0.0%
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.0
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.0
Phosagro PJSC GDR
	05/30/2018	44	593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	0	0.00	0.0
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.0
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.0
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Surgutneftegas PJSC ADR
	05/04/2018	6,836	$31,487
	05/30/2018	3,705	16,724
		10,541	48,211	$0	$0.00	0.0%
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
35	Long	MSCI Emerging Markets Index	December 2024	$1,951,749	$1,971,375	$19,626
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.4%
Semiconductors	15.3
Internet	12.5
Diversified Financial Services	4.2
Oil & Gas	4.0
Unaffiliated Investment Companies	3.9
Computers	3.5
Auto Manufacturers	2.8
Telecommunications	2.7
Insurance	2.7
Retail	2.3
Electronics	2.2
Pharmaceuticals	2.1
Electric	2.0
Chemicals	1.9
Mining	1.8
Food	1.6
Real Estate	1.5
Iron/Steel	1.3
Software	1.1
Beverages	1.1

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Industry Allocation*(continued)
Engineering & Construction	1.0%
Auto Parts & Equipment	0.8
Electrical Components & Equipment	0.8
Commercial Services	0.7
Building Materials	0.7
Healthcare-Services	0.6
Transportation	0.6
Biotechnology	0.5
Miscellaneous Manufacturing	0.5
Aerospace/Defense	0.4
Coal	0.4
Machinery-Diversified	0.4
Leisure Time	0.4
Agriculture	0.3
Home Furnishings	0.3
Household Products/Wares	0.3
Investment Companies	0.3
Airlines	0.3
Holding Companies-Diversified	0.3
Metal Fabricate/Hardware	0.3
Shipbuilding	0.3
Gas	0.3
Cosmetics/Personal Care	0.2
Lodging	0.2
Apparel	0.2
Distribution/Wholesale	0.2
Machinery-Construction & Mining	0.2
Forest Products & Paper	0.1
Water	0.1
Short-Term Investments	0.1
Energy-Alternate Sources	0.1
Pipelines	0.1
Entertainment	0.1
REITS	0.1
Media	0.1
98.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$141,596	$196,319	$—	$337,915
Brazil	3,765,166	—	—	3,765,166
British Virgin Islands	—	—	0	0
Cayman Islands	2,328,126	12,691,874	215	15,020,215
Colombia	99,697	—	—	99,697
Cyprus	—	—	0	0
Mexico	1,780,717	—	—	1,780,717
Netherlands	89,625	52,356	0	141,981
Peru	30,365	—	—	30,365
Russia	—	—	0	0
South Korea	13,824	9,526,131	—	9,539,955
United States	332,382	—	—	332,382
Other Countries	—	58,552,739	—	58,552,739
Unaffiliated Investment Companies	3,749,120	—	—	3,749,120
Warrants	59	—	—	59
Short-Term Investments	—	99,500	—	99,500
Total Investments at Value	$12,330,677	$81,118,919	$215	$93,449,811
Other Financial Instruments:†
Futures Contracts	$19,626	$—	$—	$19,626
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 91.6%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 200,000	$ 145,000
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,572,706
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	75,000	70,332
4.63%, 03/15/2030*	300,000	279,065
5.00%, 08/15/2027*	175,000	172,351
7.38%, 02/15/2031*	25,000	26,400
Stagwell Global LLC
5.63%, 08/15/2029*	875,000	832,055
		4,097,909
Aerospace/Defense — 1.5%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,977,730
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,726,460
3.95%, 08/01/2059	2,670,000	1,792,555
5.81%, 05/01/2050	2,570,000	2,423,927
6.53%, 05/01/2034*	4,335,000	4,570,596
6.86%, 05/01/2054*	1,380,000	1,479,673
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,152,845
TransDigm, Inc.
4.63%, 01/15/2029	175,000	166,185
5.50%, 11/15/2027	300,000	297,376
6.38%, 03/01/2029*	375,000	380,640
6.63%, 03/01/2032*	300,000	305,079
6.75%, 08/15/2028*	100,000	102,146
6.88%, 12/15/2030*	775,000	794,436
		22,169,648
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,141,235
4.54%, 08/15/2047	5,625,000	4,505,869
		8,647,104
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	300,000	299,098
Apparel — 0.0%
Kontoor Brands, Inc.
4.13%, 11/15/2029*	275,000	256,311
William Carter Co.
5.63%, 03/15/2027*	275,000	273,386
		529,697
Auto Manufacturers — 1.8%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,865,557
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	392,345
4.00%, 11/13/2030	750,000	677,284
4.06%, 11/01/2024	200,000	200,000
4.13%, 08/17/2027	575,000	555,680
4.39%, 01/08/2026	200,000	197,545
5.13%, 06/16/2025	575,000	573,534
6.13%, 03/08/2034	3,880,000	3,841,269
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Co.
4.00%, 04/01/2025	$ 1,555,000	$ 1,548,584
5.20%, 04/01/2045	3,750,000	3,348,793
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,460,213
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	425,000	445,907
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,786,575
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,506,999
		25,400,285
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	450,000	443,481
7.00%, 04/15/2028*	50,000	50,831
8.25%, 04/15/2031*	175,000	181,287
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	281,498
8.50%, 05/15/2027*	975,000	980,209
Dana, Inc.
5.38%, 11/15/2027	200,000	195,620
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	500,000	418,430
IHO Verwaltungs GmbH
6.38%, 05/15/2029*(1)	450,000	435,029
8.00%, 11/15/2032*	250,000	250,817
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	450,000	393,018
ZF North America Capital, Inc.
6.75%, 04/23/2030*	150,000	147,860
6.88%, 04/14/2028*	250,000	252,161
		4,030,241
Banks — 17.0%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,700,272
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,054,408
2.69%, 04/22/2032	5,600,000	4,856,234
2.88%, 10/22/2030	4,000,000	3,631,004
2.97%, 02/04/2033	3,600,000	3,123,154
3.71%, 04/24/2028	2,975,000	2,898,871
3.82%, 01/20/2028	3,170,000	3,105,584
3.95%, 04/21/2025	1,000,000	995,462
4.00%, 01/22/2025	3,500,000	3,491,389
4.18%, 11/25/2027	2,760,000	2,710,618
4.38%, 04/27/2028	6,360,000	6,296,873
4.57%, 04/27/2033	3,150,000	3,035,173
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,284,663
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,813,736
2.98%, 11/05/2030	1,390,000	1,262,612
3.06%, 01/25/2033	3,010,000	2,615,607
3.40%, 05/01/2026	3,340,000	3,279,082
3.52%, 10/27/2028	6,250,000	6,018,538
4.13%, 07/25/2028	1,340,000	1,306,727
4.30%, 11/20/2026	3,100,000	3,070,069
4.91%, 05/24/2033	3,880,000	3,798,130
5.17%, 02/13/2030	5,385,000	5,421,211
5.50%, 09/13/2025	2,500,000	2,509,127

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Citizens Financial Group, Inc.
5.72%, 07/23/2032	$ 2,175,000	$ 2,195,595
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,274,295
5.98%, 01/30/2030	935,000	947,277
Fifth Third Bancorp
2.38%, 01/28/2025	1,765,000	1,753,511
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,614,273
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	4,214,668
2.62%, 04/22/2032	5,700,000	4,906,956
3.10%, 02/24/2033	4,225,000	3,689,374
3.81%, 04/23/2029	3,800,000	3,663,216
4.22%, 05/01/2029	3,125,000	3,053,796
4.39%, 06/15/2027	9,825,000	9,771,366
5.15%, 05/22/2045	3,000,000	2,866,668
5.73%, 04/25/2030	2,555,000	2,626,866
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,128,153
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,938,940
2.95%, 02/24/2028	2,310,000	2,217,635
2.96%, 01/25/2033	3,500,000	3,056,774
4.32%, 04/26/2028	6,500,000	6,433,568
4.57%, 06/14/2030	8,570,000	8,446,338
5.35%, 06/01/2034	4,630,000	4,683,365
5.58%, 04/22/2030	3,330,000	3,415,810
8.00%, 04/29/2027	460,000	496,546
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,923,074
1.93%, 04/28/2032	5,000,000	4,130,543
2.94%, 01/21/2033	4,985,000	4,330,944
3.77%, 01/24/2029	2,000,000	1,935,135
3.95%, 04/23/2027	8,250,000	8,097,733
4.21%, 04/20/2028	6,500,000	6,419,261
4.46%, 04/22/2039	3,125,000	2,874,533
5.00%, 11/24/2025	2,000,000	2,005,140
5.66%, 04/18/2030	2,595,000	2,663,908
5.83%, 04/19/2035	3,010,000	3,128,343
PNC Bank NA
3.88%, 04/10/2025	3,110,000	3,095,425
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,495,441
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,041,813
Truist Bank
3.80%, 10/30/2026	3,000,000	2,940,008
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,784,400
US Bancorp
5.10%, 07/23/2030	2,185,000	2,195,084
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,109,081
3.53%, 03/24/2028	5,600,000	5,435,339
3.91%, 04/25/2026	6,110,000	6,073,721
4.30%, 07/22/2027	4,800,000	4,736,763
4.90%, 11/17/2045	2,330,000	2,082,945
		246,172,168
Security Description	Shares or Principal Amount	Value

Beverages — 2.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$ 3,270,000	$ 3,052,912
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,651,010
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,289,742
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,615,011
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,098,973
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,342,103
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	292,947
4.35%, 05/09/2027	3,150,000	3,124,093
4.65%, 11/15/2028	5,335,000	5,295,023
5.25%, 11/15/2048	2,250,000	2,160,432
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,995,848
4.99%, 05/25/2038	1,340,000	1,285,438
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,205,240
		41,408,772
Biotechnology — 1.1%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,805,576
5.25%, 03/02/2033	3,680,000	3,717,983
5.65%, 03/02/2053	3,630,000	3,651,884
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	995,328
2.80%, 09/15/2050	3,920,000	2,436,854
		15,607,625
Building Materials — 0.7%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	150,000	150,692
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,730,526
2.72%, 02/15/2030	1,265,000	1,137,115
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	475,000	434,725
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	700,000	711,916
6.75%, 07/15/2031*	100,000	102,229
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,110,882
Masterbrand, Inc.
7.00%, 07/15/2032*	125,000	128,042
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	225,000	228,881
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	167,200
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	125,000	125,777
Standard Industries, Inc.
4.75%, 01/15/2028*	150,000	144,671
5.00%, 02/15/2027*	875,000	856,879
		10,029,535

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.3%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	$ 150,000	$ 156,757
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	321,910
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	385,324
H.B. Fuller Co.
4.25%, 10/15/2028	325,000	307,964
Herens Holdco Sarl
4.75%, 05/15/2028*	600,000	524,334
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	250,000	253,244
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	643,777
7.25%, 06/15/2031*	175,000	179,552
9.75%, 11/15/2028*	375,000	397,841
SNF Group SACA
3.38%, 03/15/2030*	300,000	268,928
WR Grace Holdings LLC
5.63%, 08/15/2029*	400,000	369,467
7.38%, 03/01/2031*	50,000	51,677
		3,860,775
Commercial Services — 2.8%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	250,000	254,418
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	700,000	640,501
9.75%, 07/15/2027*	300,000	300,723
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,117,938
Belron UK Finance PLC
5.75%, 10/15/2029*	200,000	200,402
Boost Newco Borrower LLC
7.50%, 01/15/2031*	725,000	764,309
Brink's Co.
6.50%, 06/15/2029*	300,000	306,014
6.75%, 06/15/2032*	200,000	203,681
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,082,682
4.00%, 05/01/2032	3,375,000	3,209,409
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,746,413
3.25%, 06/01/2026	3,425,000	3,338,809
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	664,839
5.63%, 03/15/2042*	4,090,000	4,176,008
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	562,293
7.75%, 02/15/2028*	250,000	258,188
8.25%, 08/01/2032*	100,000	99,482
8.38%, 11/15/2032*	450,000	449,963
9.50%, 11/01/2027*	522,000	522,422
Global Payments, Inc.
4.45%, 06/01/2028	870,000	854,804
4.80%, 04/01/2026	695,000	693,514
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,267,502
2.65%, 07/15/2031	2,825,000	2,423,153
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,320,065
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals North America, Inc.
6.00%, 12/15/2029*	$ 350,000	$ 355,627
6.13%, 03/15/2034*	200,000	201,669
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	248,692
4.13%, 03/15/2029	160,000	156,390
5.50%, 06/15/2045	3,560,000	3,454,821
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	180,362
		40,055,093
Computers — 2.7%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	150,000	155,365
Apple, Inc.
1.65%, 05/11/2030	7,320,000	6,306,503
1.65%, 02/08/2031	7,000,000	5,944,662
2.80%, 02/08/2061	8,615,000	5,372,779
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,614,452
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,139,595
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	200,000	207,916
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	7,000,000	6,792,822
Insight Enterprises, Inc.
6.63%, 05/15/2032*	300,000	306,695
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	843,404
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,769,357
3.63%, 05/15/2025	1,475,000	1,462,402
McAfee Corp.
7.38%, 02/15/2030*	1,225,000	1,181,014
NCR Voyix Corp.
5.13%, 04/15/2029*	175,000	167,245
NCR Atleos Corp.
9.50%, 04/01/2029*	250,000	275,152
NCR Voyix Corp.
5.00%, 10/01/2028*	125,000	120,246
Science Applications International Corp.
4.88%, 04/01/2028*	250,000	244,715
Seagate HDD Cayman
8.50%, 07/15/2031	175,000	188,656
9.63%, 12/01/2032	331,500	377,803
		38,470,783
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	425,000	418,736
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	400,000	363,750
4.00%, 01/15/2028*	50,000	47,521
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	925,000	930,496
Gates Corp.
6.88%, 07/01/2029*	425,000	436,658
H&E Equipment Services, Inc.
3.88%, 12/15/2028*	250,000	230,839

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale (continued)
Velocity Vehicle Group LLC
8.00%, 06/01/2029*	$ 200,000	$ 206,057
		2,215,321
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,759,645
3.40%, 10/29/2033	2,500,000	2,143,618
4.63%, 10/15/2027	3,150,000	3,127,360
5.30%, 01/19/2034	1,500,000	1,490,507
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,567,852
Ally Financial, Inc.
5.75%, 11/20/2025	225,000	225,883
American Express Co.
4.05%, 05/03/2029	4,725,000	4,623,954
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,677,638
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,944,024
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,637,043
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,441,996
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,666,271
4.85%, 01/15/2027	3,475,000	3,473,133
6.50%, 01/20/2043	1,170,000	1,236,748
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	25,000	25,762
6.50%, 03/26/2031*	25,000	25,971
8.13%, 03/30/2029*	300,000	317,351
Navient Corp.
5.00%, 03/15/2027	150,000	147,464
5.50%, 03/15/2029	125,000	119,077
6.75%, 06/25/2025	175,000	175,843
6.75%, 06/15/2026	200,000	203,821
Nuveen Finance LLC
4.13%, 11/01/2024*	1,080,000	1,080,000
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	350,000	333,062
3.88%, 03/01/2031*	550,000	489,862
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	400,000	397,978
5.75%, 06/15/2027*	500,000	491,292
		36,823,155
Electric — 5.1%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,194,776
Ameren Corp.
1.95%, 03/15/2027	1,090,000	1,023,281
3.65%, 02/15/2026	1,480,000	1,457,940
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	2,995,330
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,055,690
Calpine Corp.
5.00%, 02/01/2031*	500,000	471,869
5.13%, 03/15/2028*	250,000	244,334
Security Description	Shares or Principal Amount	Value

Electric (continued)
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	$ 1,145,000	$ 1,173,600
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,200,501
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	504,187
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,880,406
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,211,728
4.75%, 06/15/2046	1,880,000	1,591,852
Enel Finance International NV
2.50%, 07/12/2031*	5,000,000	4,237,807
4.88%, 06/14/2029*	980,000	985,580
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,227,280
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,490,877
4.10%, 03/15/2052	7,980,000	6,321,055
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,119,234
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,555,171
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,386,418
4.63%, 07/15/2027	2,010,000	2,011,425
NextEra Energy Operating Partners LP
4.50%, 09/15/2027*	250,000	240,001
7.25%, 01/15/2029*	250,000	257,152
NRG Energy, Inc.
5.75%, 01/15/2028	350,000	350,190
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	840,896
Sempra
3.70%, 04/01/2029	6,100,000	5,798,919
6.00%, 10/15/2039	1,170,000	1,199,758
TransAlta Corp.
7.75%, 11/15/2029	175,000	184,799
Virginia Electric & Power Co.
3.75%, 05/15/2027	3,275,000	3,212,596
Vistra Operations Co. LLC
5.50%, 09/01/2026*	150,000	149,547
5.63%, 02/15/2027*	500,000	498,710
6.88%, 04/15/2032*	150,000	155,108
7.75%, 10/15/2031*	200,000	211,275
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,033,262
		74,472,554
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	561,177
4.75%, 06/15/2028*	225,000	215,992
6.50%, 12/31/2027*	175,000	176,995
WESCO Distribution, Inc.
6.38%, 03/15/2029*	125,000	127,548
6.63%, 03/15/2032*	175,000	179,331
7.25%, 06/15/2028*	300,000	307,059
		1,568,102
Electronics — 2.4%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,649,789

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	$ 6,070,000	$ 5,862,146
Coherent Corp.
5.00%, 12/15/2029*	550,000	527,616
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,928,925
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,939,604
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,797,625
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,301,446
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	197,924
Sensata Technologies, Inc.
6.63%, 07/15/2032*	200,000	202,627
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	373,964
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,171,178
		34,952,844
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	163,281
5.00%, 01/31/2028*	425,000	415,232
		578,513
Entertainment — 0.7%
Affinity Interactive
6.88%, 12/15/2027*	150,000	122,836
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	550,000	515,648
6.50%, 02/15/2032*	250,000	253,529
7.00%, 02/15/2030*	200,000	205,010
CCM Merger, Inc.
6.38%, 05/01/2026*	275,000	274,113
Churchill Downs, Inc.
5.75%, 04/01/2030*	50,000	49,223
6.75%, 05/01/2031*	525,000	534,486
Light & Wonder International, Inc.
7.25%, 11/15/2029*	300,000	306,731
7.50%, 09/01/2031*	100,000	103,300
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	400,000	377,615
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026*	500,000	496,636
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	350,000	359,738
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	382,081
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.88%, 11/01/2026*	425,000	421,451
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	450,000	438,708
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	575,000	552,231
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	500,000	512,534
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	$ 4,595,000	$ 3,667,002
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	125,000	124,414
7.13%, 02/15/2031*	275,000	289,296
		9,986,582
Environmental Control — 0.1%
Madison IAQ LLC
5.88%, 06/30/2029*	900,000	853,625
Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	400,000	369,567
5.88%, 02/15/2028*	50,000	50,080
6.50%, 02/15/2028*	150,000	153,497
7.50%, 03/15/2026*	100,000	101,147
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,456,413
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,162,550
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,106,580
4.45%, 02/01/2047	1,325,000	1,114,939
5.00%, 09/15/2034	3,135,000	3,083,621
6.90%, 04/15/2038	940,000	1,057,182
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	350,990
5.50%, 10/15/2027*	225,000	223,093
6.13%, 09/15/2032*	50,000	50,209
Post Holdings, Inc.
5.50%, 12/15/2029*	450,000	438,897
6.25%, 02/15/2032*	125,000	126,388
6.25%, 10/15/2034*	75,000	74,171
6.38%, 03/01/2033*	200,000	197,867
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,665,010
3.00%, 10/15/2030*	4,220,000	3,658,939
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,353,872
US Foods, Inc.
4.75%, 02/15/2029*	350,000	337,167
5.75%, 04/15/2033*	75,000	73,859
6.88%, 09/15/2028*	225,000	231,280
		29,437,318
Gas — 0.5%
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,238,379
5.50%, 01/15/2026	2,025,000	2,035,442
NiSource, Inc.
4.38%, 05/15/2047	935,000	789,615
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,862,703
		6,926,139
Healthcare-Products — 2.6%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,616,568
3.75%, 11/30/2026	10,058,000	9,948,326
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,233,121

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Alcon Finance Corp.
2.60%, 05/27/2030*	$ 2,585,000	$ 2,299,016
3.00%, 09/23/2029*	2,245,000	2,076,004
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	290,076
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,319,254
2.80%, 12/10/2051	3,475,000	2,257,939
DH Europe Finance II Sarl
2.60%, 11/15/2029	1,665,000	1,513,830
3.40%, 11/15/2049	4,180,000	3,077,915
Embecta Corp.
5.00%, 02/15/2030*	150,000	135,775
Medline Borrower LP
5.25%, 10/01/2029*	1,375,000	1,331,826
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	175,000	178,053
Neogen Food Safety Corp.
8.63%, 07/20/2030*	225,000	243,518
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,397,307
3.30%, 09/15/2029	2,525,000	2,335,371
		38,253,899
Healthcare-Services — 2.2%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	375,000	363,472
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	200,000	195,052
6.00%, 01/15/2029*	225,000	211,891
6.13%, 04/01/2030*	150,000	117,447
6.88%, 04/15/2029*	325,000	274,480
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	125,000	128,272
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	5,028,049
4.55%, 05/15/2052	3,155,000	2,657,890
5.85%, 01/15/2036	760,000	789,601
HCA, Inc.
5.45%, 09/15/2034	6,800,000	6,751,731
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	452,681
IQVIA, Inc.
6.50%, 05/15/2030*	350,000	359,530
LifePoint Health, Inc.
5.38%, 01/15/2029*	100,000	91,500
Tenet Healthcare Corp.
4.25%, 06/01/2029	175,000	165,554
5.13%, 11/01/2027	325,000	322,254
6.13%, 10/01/2028	375,000	374,643
6.25%, 02/01/2027	250,000	250,192
6.75%, 05/15/2031	250,000	255,574
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,303,274
3.75%, 07/15/2025	3,165,000	3,147,669
3.88%, 08/15/2059	3,000,000	2,230,740
4.75%, 05/15/2052	3,100,000	2,796,619
		31,268,115
Holding Companies-Diversified — 0.0%
Stena International SA
7.25%, 01/15/2031*	250,000	259,534
Security Description	Shares or Principal Amount	Value

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	$ 375,000	$ 381,314
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.75%, 10/15/2027*	125,000	124,531
7.00%, 01/15/2031*	400,000	402,693
7.38%, 10/01/2032*	450,000	446,094
AmWINS Group, Inc.
4.88%, 06/30/2029*	500,000	470,600
6.38%, 02/15/2029*	250,000	251,234
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	200,000	205,033
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	1,000,000	1,021,541
AssuredPartners, Inc.
5.63%, 01/15/2029*	575,000	544,078
7.50%, 02/15/2032*	125,000	125,882
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	400,000	407,964
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	809,508
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,446,581
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	1,113,616
7.25%, 06/15/2030*	525,000	542,547
7.38%, 01/31/2032*	300,000	306,030
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	300,000	317,300
10.50%, 12/15/2030*	500,000	538,617
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,596,352
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,254,892
MBIA, Inc.
6.63%, 10/01/2028	250,000	240,938
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,249,115
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,708,222
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	474,082
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,942,964
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	675,000	691,119
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	984,425
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	898,068
6.63%, 12/01/2037	2,130,000	2,386,571
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	165,892
5.88%, 08/01/2032*	175,000	174,415
USF&G Capital III
8.31%, 07/01/2046*	250,000	263,428
USI, Inc.
7.50%, 01/15/2032*	775,000	790,719
		28,276,365

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 2.2%
Alphabet, Inc.
2.25%, 08/15/2060	$ 6,000,000	$ 3,433,060
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	5,172,843
3.30%, 04/13/2027	3,365,000	3,286,454
3.60%, 04/13/2032	6,450,000	6,032,421
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,879,176
Cars.com, Inc.
6.38%, 11/01/2028*	400,000	398,764
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,512,167
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	300,000	296,496
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	528,979
5.00%, 12/15/2027*	175,000	170,863
Millennium Escrow Corp.
6.63%, 08/01/2026*	225,000	144,729
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,068,315
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,045,112
		31,969,379
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	225,000	207,622
6.75%, 04/15/2030*	275,000	274,718
7.00%, 03/15/2032*	150,000	150,170
		632,510
Leisure Time — 0.1%
Acushnet Co.
7.38%, 10/15/2028*	100,000	104,278
Carnival Corp.
6.00%, 05/01/2029*	375,000	375,613
7.00%, 08/15/2029*	50,000	52,291
7.63%, 03/01/2026*	100,000	100,699
NCL Corp., Ltd.
5.88%, 03/15/2026*	250,000	249,727
6.25%, 03/01/2030*	125,000	123,638
7.75%, 02/15/2029*	50,000	53,039
8.13%, 01/15/2029*	75,000	79,513
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	125,765
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	224,588
5.50%, 08/31/2026*	100,000	100,113
5.63%, 09/30/2031*	50,000	49,796
6.00%, 02/01/2033*	300,000	301,842
6.25%, 03/15/2032*	150,000	152,928
		2,093,830
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	245,297
4.75%, 06/15/2031*	225,000	209,990
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	219,437
5.38%, 05/01/2025*	75,000	74,958
5.75%, 05/01/2028*	75,000	75,172
5.88%, 03/15/2033*	125,000	125,262
Security Description	Shares or Principal Amount	Value

Lodging (continued)
MGM Resorts International
6.13%, 09/15/2029	$ 175,000	$ 174,381
6.50%, 04/15/2032	425,000	425,041
Station Casinos LLC
4.50%, 02/15/2028*	600,000	572,652
6.63%, 03/15/2032*	125,000	125,614
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	400,000	380,709
		2,628,513
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,704,183
Machinery-Diversified — 0.3%
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,433,021
SPX FLOW, Inc.
8.75%, 04/01/2030*	475,000	493,792
		4,926,813
Media — 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	350,000	303,725
4.25%, 01/15/2034*	350,000	279,618
4.75%, 03/01/2030*	475,000	432,093
5.00%, 02/01/2028*	400,000	387,144
5.38%, 06/01/2029*	675,000	644,322
5.50%, 05/01/2026*	350,000	348,867
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,523,814
3.90%, 06/01/2052	3,400,000	2,185,944
4.91%, 07/23/2025	634,000	633,315
6.48%, 10/23/2045	2,365,000	2,234,391
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,226,675
3.30%, 02/01/2027	4,690,000	4,570,233
4.00%, 11/01/2049	3,554,000	2,819,412
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	3,037,712
CSC Holdings LLC
4.13%, 12/01/2030*	375,000	276,799
5.00%, 11/15/2031*	775,000	378,777
5.50%, 04/15/2027*	250,000	222,507
5.75%, 01/15/2030*	200,000	105,351
6.50%, 02/01/2029*	475,000	401,522
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	806,717
DISH DBS Corp.
5.13%, 06/01/2029	475,000	315,983
Gray Television, Inc.
5.38%, 11/15/2031*	175,000	105,528
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	640,709
6.63%, 03/18/2025	4,673,000	4,665,845
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,083,736
Nexstar Media, Inc.
5.63%, 07/15/2027*	275,000	270,244
Paramount Global
4.90%, 08/15/2044	2,550,000	1,898,853
4.95%, 05/19/2050	940,000	700,814

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	$ 400,000	$ 275,232
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	408,183
4.13%, 07/01/2030*	250,000	223,666
5.00%, 08/01/2027*	150,000	146,994
5.50%, 07/01/2029*	300,000	291,028
Sunrise FinCo I BV
4.88%, 07/15/2031*	625,000	571,875
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	750,000	729,416
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	747,418
5.50%, 09/01/2041	3,910,000	3,292,752
6.75%, 06/15/2039	690,000	670,593
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,059,000	1,038,589
Univision Communications, Inc.
7.38%, 06/30/2030*	300,000	288,015
8.00%, 08/15/2028*	275,000	279,468
Urban One, Inc.
7.38%, 02/01/2028*	75,000	55,625
Virgin Media Finance PLC
5.00%, 07/15/2030*	575,000	494,301
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	175,158
5.50%, 05/15/2029*	200,000	189,147
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	12,976,863
Ziggo Bond Co. BV
5.13%, 02/28/2030*	325,000	294,160
6.00%, 01/15/2027*	300,000	299,304
		63,948,437
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	459,516
5.25%, 10/01/2054	3,815,000	3,516,890
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,313,708
		7,290,114
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	400,000	381,397
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,424,583
2.85%, 04/27/2031*	2,790,000	2,434,294
		6,240,274
Miscellaneous Manufacturing — 0.5%
Hillenbrand, Inc.
6.25%, 02/15/2029	325,000	326,226
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,500,924
Textron, Inc.
3.88%, 03/01/2025	905,000	900,490
3.90%, 09/17/2029	1,215,000	1,161,188
		7,888,828
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	550,000	538,445
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	$ 1,510,000	$ 1,440,767
Zebra Technologies Corp.
6.50%, 06/01/2032*	125,000	127,890
		1,568,657
Oil & Gas — 3.6%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	300,000	302,080
Antero Resources Corp.
5.38%, 03/01/2030*	125,000	121,383
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.63%, 10/15/2032*	150,000	148,578
8.25%, 12/31/2028*	275,000	280,599
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,259,826
2.94%, 06/04/2051	5,325,000	3,426,665
3.12%, 05/04/2026	2,810,000	2,752,098
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,693,850
4.40%, 04/15/2029	2,460,000	2,384,841
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,737,350
Chord Energy Corp.
6.38%, 06/01/2026*	275,000	275,589
Civitas Resources, Inc.
8.38%, 07/01/2028*	325,000	335,878
8.63%, 11/01/2030*	50,000	52,528
8.75%, 07/01/2031*	50,000	52,368
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,716,729
Comstock Resources, Inc.
6.75%, 03/01/2029*	400,000	383,067
6.75%, 03/01/2029*	50,000	47,848
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,469,063
Coterra Energy, Inc.
5.60%, 03/15/2034	4,630,000	4,629,236
Diamondback Energy, Inc.
5.75%, 04/18/2054	2,120,000	2,059,217
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,235,982
HF Sinclair Corp.
5.00%, 02/01/2028	350,000	346,518
Marathon Petroleum Corp.
4.50%, 04/01/2048	1,725,000	1,389,485
6.50%, 03/01/2041	730,000	766,494
Matador Resources Co.
6.25%, 04/15/2033*	100,000	97,863
6.50%, 04/15/2032*	275,000	272,351
Nabors Industries, Inc.
7.38%, 05/15/2027*	75,000	75,056
8.88%, 08/15/2031*	125,000	118,178
9.13%, 01/31/2030*	75,000	77,453
Nabors Industries, Ltd.
7.50%, 01/15/2028*	50,000	47,566
Occidental Petroleum Corp.
5.88%, 09/01/2025	325,000	326,174
Permian Resources Operating LLC
5.38%, 01/15/2026*	250,000	248,794
6.25%, 02/01/2033*	125,000	124,099

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Precision Drilling Corp.
6.88%, 01/15/2029*	$ 75,000	$ 74,620
7.13%, 01/15/2026*	157,000	156,774
Range Resources Corp.
4.88%, 05/15/2025	200,000	199,338
8.25%, 01/15/2029	75,000	77,272
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	250,000	259,522
SM Energy Co.
6.75%, 09/15/2026	325,000	325,682
6.75%, 08/01/2029*	150,000	149,075
7.00%, 08/01/2032*	75,000	74,392
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	196,676
8.38%, 09/15/2028	150,000	154,308
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	275,000	259,617
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,035,501
4.00%, 04/01/2029	1,535,000	1,481,196
4.90%, 03/15/2045	1,000,000	901,914
7.50%, 04/15/2032	1,540,000	1,743,735
		52,344,428
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	50,000	50,093
6.88%, 04/01/2027*	700,000	702,094
Kodiak Gas Services LLC
7.25%, 02/15/2029*	375,000	385,469
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	376,998
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	775,000	778,690
		2,293,344
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	318,637	67,312
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	450,000	394,730
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	450,000	270,000
Ball Corp.
6.00%, 06/15/2029	250,000	253,913
6.88%, 03/15/2028	175,000	179,884
Clearwater Paper Corp.
4.75%, 08/15/2028*	500,000	464,416
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030*	200,000	202,913
8.75%, 04/15/2030*	1,150,000	1,167,825
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	294,097
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	275,000	282,562
9.25%, 04/15/2027*	250,000	255,667
OI European Group BV
4.75%, 02/15/2030*	250,000	226,488
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	$ 493,000	$ 490,561
7.25%, 05/15/2031*	75,000	73,764
Sealed Air Corp.
6.50%, 07/15/2032*	375,000	380,630
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	100,000	101,063
7.25%, 02/15/2031*	150,000	155,734
Trivium Packaging Finance BV
8.50%, 08/15/2027*	875,000	872,386
		6,133,945
Pharmaceuticals — 5.3%
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,771,396
3.20%, 11/21/2029	6,575,000	6,145,935
4.80%, 03/15/2027	1,050,000	1,057,179
4.80%, 03/15/2029	500,000	503,984
4.95%, 03/15/2031	1,540,000	1,555,831
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,850,842
3.13%, 06/12/2027	3,085,000	2,988,326
3.38%, 11/16/2025	6,065,000	6,000,349
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	225,000	123,771
6.25%, 02/15/2029*	550,000	341,043
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	900,895
4.88%, 06/25/2048*	1,000,000	822,104
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,956,301
3.73%, 12/15/2024	1,625,000	1,621,677
4.69%, 12/15/2044	3,088,000	2,756,680
BellRing Brands, Inc.
7.00%, 03/15/2030*	400,000	416,278
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,940,892
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	2,008,482
4.78%, 03/25/2038	3,130,000	2,793,372
5.05%, 03/25/2048	2,740,000	2,363,873
5.13%, 07/20/2045	1,265,000	1,107,609
CVS Pass-Through Trust
5.30%, 01/11/2027*	107,394	106,841
Grifols SA
4.75%, 10/15/2028*	700,000	645,039
Jazz Securities DAC
4.38%, 01/15/2029*	275,000	260,231
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	9,748,838
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,863,758
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	475,000	433,203
6.75%, 05/15/2034*	200,000	200,380
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	6,849,845
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,443,743
		77,578,697

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	$ 350,000	$ 340,885
5.75%, 03/01/2027*	425,000	424,206
6.63%, 02/01/2032*	325,000	328,610
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029*	75,000	76,940
7.25%, 07/15/2032*	100,000	103,301
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,727,485
3.60%, 09/01/2032	2,970,000	2,625,302
4.80%, 05/03/2029	980,000	969,773
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	192,562
CNX Midstream Partners LP
4.75%, 04/15/2030*	475,000	442,139
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,057,528
5.80%, 06/01/2045	1,260,000	1,247,433
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	413,963
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,101,891
Enbridge, Inc.
5.63%, 04/05/2034	3,315,000	3,371,007
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	3,135,090
5.55%, 05/15/2034	1,450,000	1,456,019
5.95%, 05/15/2054	1,500,000	1,477,503
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,288,286
EQM Midstream Partners LP
6.38%, 04/01/2029*	150,000	152,335
6.50%, 07/01/2027*	725,000	741,584
7.50%, 06/01/2027*	225,000	230,052
7.50%, 06/01/2030*	150,000	161,312
Hess Midstream Operations LP
5.13%, 06/15/2028*	250,000	244,640
6.50%, 06/01/2029*	175,000	177,904
MPLX LP
4.00%, 03/15/2028	850,000	827,840
4.50%, 04/15/2038	3,150,000	2,790,042
5.20%, 03/01/2047	2,750,000	2,494,352
5.20%, 12/01/2047	2,740,000	2,440,518
Northriver Midstream Finance LP
6.75%, 07/15/2032*	375,000	384,840
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,583,897
5.20%, 07/15/2048	2,825,000	2,545,049
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,596,860
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	496,853
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,238,515
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	125,000	122,956
Western Midstream Operating LP
4.05%, 02/01/2030	100,000	93,948
4.65%, 07/01/2026	325,000	322,201
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Williams Cos., Inc.
4.90%, 01/15/2045	$ 3,460,000	$ 3,076,423
		48,502,044
REITS — 2.5%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,358,755
3.95%, 01/15/2028	2,110,000	2,054,101
American Tower Corp.
5.45%, 02/15/2034	3,300,000	3,343,156
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,665,060
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,504,345
3.25%, 01/15/2051	3,185,000	2,165,709
3.80%, 02/15/2028	3,560,000	3,440,038
DOC DR LLC
4.30%, 03/15/2027	1,590,000	1,572,483
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,564,042
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,794,156
Iron Mountain, Inc.
7.00%, 02/15/2029*	600,000	616,995
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	100,000	101,187
7.25%, 07/15/2028*	200,000	207,443
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,502,228
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,103,422
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,574,090
4.00%, 06/01/2025	2,600,000	2,587,638
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,687,774
		36,842,622
Retail — 2.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	1,016,044
4.38%, 01/15/2028*	150,000	144,265
5.63%, 09/15/2029*	175,000	174,558
6.13%, 06/15/2029*	125,000	127,182
Academy, Ltd.
6.00%, 11/15/2027*	375,000	373,053
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,640,528
3.90%, 04/15/2030	2,450,000	2,181,593
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	117,040
4.75%, 03/01/2030	125,000	117,631
5.00%, 02/15/2032*	275,000	253,332
AutoZone, Inc.
5.40%, 07/15/2034	4,685,000	4,713,151
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	150,000	152,471
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,219,938
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	675,000	596,386
Gap, Inc.
3.63%, 10/01/2029*	275,000	246,796

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Group 1 Automotive, Inc.
6.38%, 01/15/2030*	$ 325,000	$ 326,457
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	542,781
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	3,013,925
3.25%, 04/15/2032	3,075,000	2,778,321
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	198,134
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	525,000	548,306
Patrick Industries, Inc.
6.38%, 11/01/2032*	275,000	271,964
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	275,000	252,218
5.88%, 03/01/2027	350,000	349,521
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,762,412
White Cap Buyer LLC
6.88%, 10/15/2028*	425,000	426,399
White Cap Parent LLC
8.25%, 03/15/2026*(1)	225,000	225,183
		31,769,589
Semiconductors — 2.3%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,826,507
3.42%, 04/15/2033*	3,000,000	2,643,215
3.75%, 02/15/2051*	960,000	725,289
Entegris, Inc.
4.75%, 04/15/2029*	100,000	96,876
5.95%, 06/15/2030*	625,000	624,318
Intel Corp.
5.15%, 02/21/2034	2,090,000	2,041,902
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,154,027
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,211,346
4.00%, 03/15/2029	3,790,000	3,708,033
Microchip Technology, Inc.
5.05%, 03/15/2029	1,570,000	1,575,731
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,684,523
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,161,355
3.25%, 05/20/2027	6,589,000	6,396,778
Synaptics, Inc.
4.00%, 06/15/2029*	250,000	229,334
		33,079,234
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,376,947
Software — 3.1%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,215,176
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	1,125,000	1,063,989
Capstone Borrower, Inc.
8.00%, 06/15/2030*	325,000	339,672
Security Description	Shares or Principal Amount	Value

Software (continued)
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	$ 175,000	$ 178,835
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	425,000	426,607
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	700,000	661,543
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	463,868
8.25%, 06/30/2032*	175,000	179,873
9.00%, 09/30/2029*	525,000	524,952
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026*	75,000	74,182
6.50%, 10/15/2028*	475,000	470,453
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	450,000	440,919
Elastic NV
4.13%, 07/15/2029*	500,000	462,689
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	200,000	183,316
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,417,273
Open Text Corp.
3.88%, 02/15/2028*	300,000	282,176
6.90%, 12/01/2027*	275,000	285,906
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	22,951
Oracle Corp.
3.60%, 04/01/2050	4,300,000	3,096,216
3.95%, 03/25/2051	3,000,000	2,287,204
6.15%, 11/09/2029	2,130,000	2,253,372
6.25%, 11/09/2032	2,850,000	3,057,563
ROBLOX Corp.
3.88%, 05/01/2030*	125,000	113,131
Rocket Software, Inc.
6.50%, 02/15/2029*	675,000	627,663
9.00%, 11/28/2028*	125,000	130,213
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,131,924
3.80%, 12/15/2026	1,225,000	1,207,475
3.85%, 12/15/2025	3,510,000	3,477,000
4.20%, 09/15/2028	955,000	938,367
Salesforce, Inc.
1.50%, 07/15/2028	172,000	155,098
1.95%, 07/15/2031	9,500,000	8,039,447
SS&C Technologies, Inc.
5.50%, 09/30/2027*	625,000	622,516
6.50%, 06/01/2032*	225,000	229,034
UKG, Inc.
6.88%, 02/01/2031*	675,000	691,545
VMware LLC
2.20%, 08/15/2031	5,885,000	4,915,105
		45,667,253
Telecommunications — 5.2%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,318,744
2.25%, 02/01/2032	2,300,000	1,916,497
2.55%, 12/01/2033	6,999,000	5,693,350
3.30%, 02/01/2052	6,265,000	4,296,791
3.50%, 06/01/2041	3,200,000	2,508,687
3.50%, 02/01/2061	1,673,000	1,119,239

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.80%, 12/01/2057	$ 4,261,000	$ 3,059,938
3.85%, 06/01/2060	2,125,000	1,528,009
5.15%, 03/15/2042	1,500,000	1,420,570
5.30%, 08/15/2058	1,875,000	1,676,641
6.38%, 03/01/2041	3,500,000	3,766,450
Corning, Inc.
4.75%, 03/15/2042	1,100,000	999,923
GoTo Group, Inc.
5.50%, 05/01/2028*	129,360	99,730
5.50%, 05/01/2028*	178,640	56,182
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	2,072,930
5.30%, 02/15/2034	3,175,000	3,149,821
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,529,058
3.40%, 10/15/2052	8,000,000	5,560,141
5.15%, 04/15/2034	3,835,000	3,829,053
5.50%, 01/15/2055	2,050,000	2,018,146
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,099,065
3.40%, 03/22/2041	6,165,000	4,771,931
4.13%, 08/15/2046	5,545,000	4,526,671
4.50%, 08/10/2033	3,000,000	2,855,559
Viavi Solutions, Inc.
3.75%, 10/01/2029*	300,000	272,232
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	194,101
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,470,054
5.75%, 06/28/2054	6,775,000	6,716,067
		75,525,580
Transportation — 1.9%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,314,403
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,048,686
4.70%, 05/01/2048	2,710,000	2,429,892
7.13%, 10/15/2031	2,950,000	3,324,190
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,133,839
4.05%, 02/15/2048	1,320,000	1,047,542
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,894,773
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,410,449
2.97%, 09/16/2062	3,025,000	1,844,839
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,510,829
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	225,000	231,985
		27,191,427
Total Corporate Bonds & Notes (cost $1,425,953,909)		1,329,804,628
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 5.5%
U.S. Government — 5.5%
United States Treasury Bonds
4.25%, 08/15/2054	18,900,000	18,188,297
United States Treasury Notes
3.88%, 08/15/2034	22,525,000	21,792,937
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.00%, 07/31/2029	$10,000,000	$ 9,932,813
4.38%, 05/15/2034	30,000,000	30,210,937
Total U.S. Government & Agency Obligations (cost $82,155,827)		80,124,984
COMMON STOCKS — 0.0%
Media — 0.0%
Audacy, Inc., Class A†(2)(3) (cost $628,458)	934	22,743
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	13,813
Lehman Brothers Holdings, Inc. Class D 5.67% †(2)	30,000	300
Total Escrows and Litigation Trusts (cost $1,211,640)		14,113
WARRANTS — 0.0%
Media — 0.0%
Audacy, Inc. Expires 09/30/2028†(2)(3)	189	2
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028†(2)(3)	1,132	11
Total Warrants (cost $377)		13
TOTAL INVESTMENTS (cost $1,509,950,211)	97.1%	1,409,966,481
Other assets less liabilities	2.9	42,653,692
NET ASSETS	100.0%	$1,452,620,173
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $196,013,632 representing 13.5% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 1).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Audacy, Inc., Class A
	10/24/2019	75	$50,433
	12/10/2019	112	75,650
	03/10/2021	336	224,993

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	04/28/2021	262	$176,516
	05/27/2021	149	100,866
		934	628,458	$22,743	$24.35	0.0%
Warrants
Audacy, Inc.
	10/24/2019	15	5
	12/10/2019	23	8
	03/10/2021	68	22
	04/28/2021	53	18
	05/27/2021	30	10
		189	63	2	0.00	0.0
Audacy, Inc. (Black-Scholes Protection)
	10/24/2019	91	25
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants (continued)
	12/10/2019	136	$38
	03/10/2021	407	113
	04/28/2021	317	88
	05/27/2021	181	50
		1,132	314	$11	$0.01	0.0%
				$22,756		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
DAC—Designated Activity Company

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,329,804,628	$—	$1,329,804,628
U.S. Government & Agency Obligations	—	80,124,984	—	80,124,984
Common Stocks	—	—	22,743	22,743
Escrows and Litigation Trusts	—	13,813	300	14,113
Warrants	—	—	13	13
Total Investments at Value	$—	$1,409,943,425	$23,056	$1,409,966,481
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 101.5%
Canada — 7.7%
Brookfield Asset Management, Ltd., Class A	83,824	$ 4,446,025
Canadian Pacific Kansas City, Ltd.	52,109	4,019,843
Constellation Software, Inc.	1,465	4,418,137
Thomson Reuters Corp.	20,837	3,410,752
Waste Connections, Inc.	18,882	3,337,829
		19,632,586
Cayman Islands — 5.4%
Meituan, Class B*†	178,300	4,211,546
Tencent Holdings, Ltd.	123,400	6,420,230
Trip.com Group, Ltd. ADR†	49,850	3,210,340
		13,842,116
Denmark — 4.4%
DSV A/S	16,808	3,657,992
Novo Nordisk A/S, Class B	67,247	7,519,135
		11,177,127
France — 11.1%
Air Liquide SA	23,589	4,227,032
Cie de Saint-Gobain SA	43,171	3,917,783
Hermes International SCA	1,993	4,524,930
LVMH Moet Hennessy Louis Vuitton SE	8,677	5,757,462
Safran SA	19,991	4,535,612
Schneider Electric SE	20,704	5,356,228
		28,319,047
Germany — 4.0%
Heidelberg Materials AG	34,523	3,799,922
SAP SE	27,545	6,438,124
		10,238,046
India — 8.1%
Axis Bank, Ltd.	277,482	3,825,866
Bharti Airtel, Ltd.	218,050	4,193,892
HDFC Bank, Ltd.	220,757	4,533,085
ICICI Bank, Ltd.	293,538	4,496,551
Larsen & Toubro, Ltd.	86,444	3,714,290
		20,763,684
Indonesia — 1.6%
Bank Central Asia Tbk PT	6,128,604	3,999,103
Ireland — 4.0%
CRH PLC	36,690	3,517,540
Kingspan Group PLC	38,748	3,401,810
Linde PLC	7,507	3,424,318
		10,343,668
Italy — 1.4%
Prysmian SpA	48,943	3,464,909
Japan — 12.8%
Disco Corp.	15,686	4,429,130
Hitachi, Ltd.	196,198	4,937,950
Hoya Corp.	31,902	4,251,733
Keyence Corp.	10,085	4,522,328
Recruit Holdings Co., Ltd.	68,487	4,199,753
Shin-Etsu Chemical Co., Ltd.	113,247	4,191,643
Tokio Marine Holdings, Inc.	125,849	4,475,061
Tokyo Electron, Ltd.	12,420	1,846,658
		32,854,256
Security Description	Shares or Principal Amount	Value

Jersey — 1.6%
Experian PLC	82,011	$ 4,006,024
Netherlands — 6.8%
ASM International NV	6,984	3,872,302
ASML Holding NV	8,908	5,989,799
Ferrari NV	8,217	3,928,206
Wolters Kluwer NV	21,576	3,636,374
		17,426,681
Sweden — 1.5%
Atlas Copco AB, Class A	227,923	3,780,335
Switzerland — 3.4%
ABB, Ltd.	84,500	4,693,077
Holcim AG	41,213	4,065,002
		8,758,079
Taiwan — 4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	373,837	11,755,795
United Kingdom — 11.3%
3i Group PLC	95,419	3,905,731
Ashtead Group PLC	54,506	4,104,503
BAE Systems PLC	244,893	3,949,022
InterContinental Hotels Group PLC	38,567	4,247,323
London Stock Exchange Group PLC	30,165	4,098,148
RELX PLC	92,646	4,258,205
Rolls-Royce Holdings PLC†	614,179	4,263,071
		28,826,003
United States — 11.8%
Arthur J. Gallagher & Co.	12,814	3,603,297
Broadcom, Inc.	23,832	4,045,959
Marsh & McLennan Cos., Inc.	16,328	3,563,423
Mastercard, Inc., Class A	8,121	4,057,170
MercadoLibre, Inc.†	1,899	3,868,605
Moody's Corp.	7,355	3,339,464
S&P Global, Inc.	7,579	3,640,648
Visa, Inc., Class A	14,421	4,179,927
		30,298,493
Total Common Stocks (cost $209,835,358)		259,485,952
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	2,082	0
TOTAL INVESTMENTS (cost $209,835,358)	101.5%	259,485,952
Other assets less liabilities	(1.5)	(3,926,021)
NET ASSETS	100.0%	$255,559,931
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® International Growth Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $4,211,546 representing 1.6% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Industry Allocation*
Semiconductors	12.5%
Commercial Services	10.6
Building Materials	7.3
Internet	6.9
Banks	6.7
Diversified Financial Services	6.6
Aerospace/Defense	5.0
Chemicals	4.6
Insurance	4.6
Software	4.2
Apparel	4.0
Electronics	3.5
Machinery-Diversified	3.3
Transportation	3.0
Pharmaceuticals	3.0
Electrical Components & Equipment	2.1
Machinery-Construction & Mining	1.9
Lodging	1.7
Telecommunications	1.6
Auto Manufacturers	1.5
Private Equity	1.5
Engineering & Construction	1.4
Metal Fabricate/Hardware	1.4
Media	1.3
Environmental Control	1.3
101.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$19,632,586	$—	$—	$19,632,586
Cayman Islands	3,210,340	10,631,776	—	13,842,116
Ireland	3,424,318	6,919,350	—	10,343,668
United States	30,298,493	—	—	30,298,493
Other Countries	—	185,369,089	—	185,369,089
Warrants	—	—	0	0
Total Investments at Value	$56,565,737	$202,920,215	$0	$259,485,952
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Internet — 0.8%
Zillow Group, Inc., Class C†	34,900	$ 2,097,141
Real Estate — 1.4%
CBRE Group, Inc., Class A†	28,400	3,719,548
Apartment REITS — 13.2%
Essex Property Trust, Inc.	34,913	9,910,404
Invitation Homes, Inc.	269,200	8,455,572
Mid-America Apartment Communities, Inc.	60,800	9,201,472
UDR, Inc.	175,400	7,400,126
		34,967,574
Diversified REITS — 17.1%
American Tower Corp.	12,600	2,690,604
Digital Realty Trust, Inc.	47,800	8,519,394
Equinix, Inc.	31,300	28,422,904
FrontView REIT, Inc.†	36,500	681,090
Lamar Advertising Co., Class A	38,400	5,068,800
		45,382,792
Health Care REITS — 13.7%
Omega Healthcare Investors, Inc.	83,000	3,525,010
Ventas, Inc.	289,245	18,942,655
Welltower, Inc.	103,164	13,914,760
		36,382,425
Hotel REITS — 2.6%
Ryman Hospitality Properties, Inc.	65,100	6,968,955
Manufactured Homes REITS — 4.3%
Equity LifeStyle Properties, Inc.	69,792	4,893,815
Sun Communities, Inc.	48,000	6,368,640
		11,262,455
Office Property REITS — 1.7%
Douglas Emmett, Inc.	251,400	4,472,406
Security Description	Shares or Principal Amount	Value

Regional Malls REITS — 4.0%
Macerich Co.	160,573	$ 3,002,715
Tanger, Inc.	230,500	7,659,515
		10,662,230
Shopping Centers REITS — 7.6%
Curbline Properties Corp.†	278,100	6,293,403
Federal Realty Investment Trust	42,700	4,732,868
SITE Centers Corp.	126,150	2,012,093
Urban Edge Properties	319,000	7,094,560
		20,132,924
Single Tenant REITS — 7.5%
Agree Realty Corp.	54,800	4,068,900
Four Corners Property Trust, Inc.	332,400	9,160,944
NNN REIT, Inc.	152,600	6,628,944
		19,858,788
Storage REITS — 9.9%
CubeSmart	248,100	11,869,104
Public Storage	43,700	14,379,922
		26,249,026
Warehouse/Industrial REITS — 15.7%
Americold Realty Trust, Inc.	176,300	4,527,384
EastGroup Properties, Inc.	33,200	5,686,496
Prologis, Inc.	229,660	25,937,801
Terreno Realty Corp.	92,080	5,520,196
		41,671,877
TOTAL INVESTMENTS (cost $236,806,856)	99.5%	263,828,141
Other assets less liabilities	0.5	1,299,186
NET ASSETS	100.0%	$265,127,327
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$263,828,141	$—	$—	$263,828,141
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 40.1%
Aerospace/Defense — 1.1%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 1,011,812
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	942,273
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,951,086
General Electric Co.
5.88%, 01/14/2038	778,000	819,451
RTX Corp.
5.40%, 05/01/2035	1,000,000	1,023,471
		5,748,093
Agriculture — 0.6%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	1,006,900
Philip Morris International, Inc.
5.38%, 02/15/2033	2,000,000	2,027,232
		3,034,132
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	568,014
General Motors Co.
6.25%, 10/02/2043	1,000,000	1,006,891
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,718,653
4.35%, 01/17/2027	1,000,000	989,637
		4,283,195
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,221,836
Banks — 5.5%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	2,050,613
3.82%, 01/20/2028	2,000,000	1,959,359
4.44%, 01/20/2048	963,000	840,970
Bank of New York Mellon Corp.
3.00%, 02/24/2025	928,000	922,573
Barclays PLC
5.20%, 05/12/2026	1,000,000	1,000,278
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,950,339
4.65%, 07/30/2045	750,000	672,419
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,255,503
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,982,862
4.02%, 10/31/2038	1,000,000	867,966
6.75%, 10/01/2037	1,200,000	1,316,782
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	850,067
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,946,592
6.40%, 05/15/2038	999,000	1,118,766
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,093,726
Morgan Stanley
2.48%, 09/16/2036	2,500,000	2,038,655
NatWest Group PLC
5.08%, 01/27/2030	1,000,000	996,835
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Bank NA
4.05%, 07/26/2028	$ 1,000,000	$ 974,832
State Street Corp.
3.55%, 08/18/2025	844,000	838,711
US Bancorp
3.15%, 04/27/2027	1,000,000	968,375
Wells Fargo & Co.
3.55%, 09/29/2025	2,000,000	1,980,658
3.90%, 05/01/2045	1,311,000	1,064,186
		29,691,067
Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,000,000	963,739
4.90%, 02/01/2046	1,000,000	933,612
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,530,699
Coca-Cola Co.
3.38%, 03/25/2027	2,000,000	1,959,371
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500,000	1,195,295
		6,582,716
Biotechnology — 1.2%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,473,787
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,000,000	1,974,975
5.65%, 12/01/2041	1,000,000	1,028,705
		6,477,467
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	606,000	627,684
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,941,785
		2,569,469
Commercial Services — 0.3%
S&P Global, Inc.
2.45%, 03/01/2027	2,000,000	1,908,197
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	2,033,562
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,901,720
4.25%, 05/15/2049	1,000,000	830,184
		4,765,466
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,660,881
1.95%, 04/23/2031	2,000,000	1,735,133
		3,396,014
Diversified Financial Services — 1.2%
Capital One Financial Corp.
2.64%, 03/03/2026	2,000,000	1,981,698
3.20%, 02/05/2025	500,000	497,521
CME Group, Inc.
3.00%, 03/15/2025	680,000	675,630
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,131,867

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Mastercard, Inc.
2.95%, 06/01/2029	$ 2,000,000	$ 1,874,569
Visa, Inc.
4.30%, 12/14/2045	539,000	477,098
		6,638,383
Electric — 1.5%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	1,000,000	765,847
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	859,000	721,653
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	213,153
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	978,913
Duke Energy Corp.
5.00%, 08/15/2052	2,000,000	1,805,342
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	860,906
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	668,485
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,941,556
		7,955,855
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	539,946
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,470,169
		2,010,115
Gas — 0.7%
NiSource, Inc.
3.49%, 05/15/2027	2,000,000	1,946,564
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	949,148
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	952,875
		3,848,587
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	993,563
Medtronic, Inc.
4.63%, 03/15/2045	701,000	640,512
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,686,858
		3,320,933
Healthcare-Services — 1.9%
Cigna Group
4.38%, 10/15/2028	1,000,000	982,144
4.80%, 07/15/2046	800,000	706,949
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,743,703
5.50%, 10/15/2032	1,500,000	1,535,212
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,025,568
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
3.85%, 06/15/2028	$ 2,000,000	$ 1,953,339
3.88%, 12/15/2028	2,500,000	2,434,399
		10,381,314
Insurance — 0.8%
Aegon, Ltd.
5.50%, 04/11/2048	500,000	494,552
Allstate Corp. FRS
8.32%, (TSFR3M+3.20%), 08/15/2053	500,000	499,977
Aon North America, Inc.
5.75%, 03/01/2054	1,500,000	1,517,988
MetLife, Inc.
5.25%, 01/15/2054	2,000,000	1,961,347
		4,473,864
Internet — 0.8%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,000,000	845,308
4.50%, 11/28/2034	1,000,000	952,204
Alphabet, Inc.
2.25%, 08/15/2060	3,000,000	1,716,530
Amazon.com, Inc.
4.25%, 08/22/2057	1,000,000	854,362
		4,368,404
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,757,753
3.13%, 06/15/2026	1,000,000	976,531
		2,734,284
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	944,774
6.83%, 10/23/2055	1,000,000	971,069
Comcast Corp.
2.94%, 11/01/2056	4,000,000	2,471,524
3.90%, 03/01/2038	2,000,000	1,726,094
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	882,050
Paramount Global
4.20%, 06/01/2029	1,500,000	1,402,640
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	971,874
		9,370,025
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,919,414
Southern Copper Corp.
5.25%, 11/08/2042	810,000	755,833
		2,675,247
Miscellaneous Manufacturing — 0.4%
Parker-Hannifin Corp.
4.25%, 09/15/2027	2,000,000	1,982,324
Oil & Gas — 1.2%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	3,125,563
Devon Energy Corp.
7.95%, 04/15/2032	200,000	230,112

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
HollyFrontier Corp.
5.88%, 04/01/2026	$ 250,000	$ 250,181
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	212,025
Marathon Petroleum Corp.
6.50%, 03/01/2041	500,000	524,996
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	875,408
6.38%, 12/15/2038	1,000,000	1,113,818
Valero Energy Corp.
7.50%, 04/15/2032	200,000	226,459
		6,558,562
Oil & Gas Services — 0.3%
Halliburton Co.
3.80%, 11/15/2025	834,000	825,230
7.45%, 09/15/2039	500,000	591,424
		1,416,654
Packaging & Containers — 0.3%
Berry Global, Inc.
1.57%, 01/15/2026	2,000,000	1,919,783
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,804,229
Allergan Funding SCS
4.55%, 03/15/2035	1,000,000	868,413
Becton Dickinson & Co.
3.73%, 12/15/2024	771,000	769,423
CVS Health Corp.
5.13%, 07/20/2045	872,000	763,506
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,114,933
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	895,456
Pfizer, Inc.
4.20%, 09/15/2048	844,000	714,811
		7,930,771
Pipelines — 3.0%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,384,339
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,991,319
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	943,308
5.70%, 02/15/2042	1,000,000	1,015,972
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	340,538
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,389,705
MPLX LP
4.00%, 03/15/2028	1,125,000	1,095,670
4.95%, 09/01/2032	2,000,000	1,953,657
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	2,088,907
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	1,500,000	1,576,155
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	990,315
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Williams Cos., Inc.
2.60%, 03/15/2031	$ 2,000,000	$ 1,732,166
		16,502,051
REITS — 1.4%
Boston Properties LP
2.45%, 10/01/2033	800,000	622,296
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,174,448
Sabra Health Care LP
3.20%, 12/01/2031	2,000,000	1,729,231
Simon Property Group LP
6.65%, 01/15/2054	2,000,000	2,293,999
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,914,808
		7,734,782
Retail — 3.7%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,712,487
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,144,833
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,943,893
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,916,441
3.50%, 09/15/2056	786,000	570,280
4.50%, 09/15/2032	2,000,000	1,975,990
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	558,301
4.80%, 04/01/2026	2,000,000	2,005,059
5.00%, 04/15/2033	2,000,000	1,997,605
5.15%, 07/01/2033	1,000,000	1,011,678
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,947,009
Target Corp.
6.50%, 10/15/2037	840,000	942,932
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,338,060
Walmart, Inc.
5.63%, 04/15/2041	939,000	997,268
		20,061,836
Semiconductors — 0.6%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,719,735
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,847,350
		3,567,085
Software — 0.9%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	945,360
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	863,077
Oracle Corp.
2.65%, 07/15/2026	3,000,000	2,901,685
		4,710,122
Telecommunications — 2.1%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	889,369
6.00%, 08/15/2040	864,000	894,984
6.38%, 03/01/2041	710,000	764,051

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T Mobile Usa, Inc.
1.50%, 02/15/2026	$ 2,000,000	$ 1,920,400
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,916,403
3.38%, 02/15/2025	2,500,000	2,488,211
3.70%, 03/22/2061	2,000,000	1,423,610
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	957,595
		11,254,623
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,885,001
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	611,019
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,928,276
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,394,064
		4,933,359
Total Corporate Bonds & Notes (cost $235,268,185)		217,911,616
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.5%
U.S. Government — 53.9%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	9,000,000	5,594,336
1.25%, 05/15/2050	5,000,000	2,512,305
1.38%, 11/15/2040 to 08/15/2050	6,000,000	3,352,656
1.63%, 11/15/2050	2,000,000	1,105,391
1.75%, 08/15/2041	2,000,000	1,341,484
1.88%, 02/15/2041 to 11/15/2051	6,000,000	3,737,267
2.00%, 11/15/2041 to 08/15/2051	6,000,000	3,830,156
2.25%, 05/15/2041 to 02/15/2052	6,500,000	4,405,665
2.38%, 02/15/2042 to 05/15/2051	6,000,000	4,141,250
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,174,966
2.75%, 08/15/2042 to 11/15/2047	7,300,000	5,522,574
2.88%, 05/15/2043 to 05/15/2052	4,560,000	3,461,550
3.00%, 11/15/2044 to 02/15/2049	10,462,000	8,086,000
3.13%, 02/15/2043 to 05/15/2048	4,779,000	3,826,330
3.38%, 05/15/2044	1,498,000	1,259,432
3.63%, 08/15/2043 to 02/15/2044	2,102,000	1,838,938
3.75%, 11/15/2043	1,685,000	1,502,744
4.25%, 02/15/2054	1,700,000	1,634,125
4.38%, 02/15/2038 to 11/15/2039	3,000,000	3,002,226
4.50%, 05/15/2038	2,000,000	2,031,016
4.63%, 02/15/2040	2,015,000	2,057,189
4.75%, 02/15/2041	1,751,000	1,811,122
5.00%, 05/15/2037	2,000,000	2,135,625
5.25%, 02/15/2029	2,000,000	2,093,203
5.38%, 02/15/2031	2,000,000	2,133,594
5.50%, 08/15/2028	2,000,000	2,100,703
6.50%, 11/15/2026	3,000,000	3,151,758
United States Treasury Notes
0.25%, 07/31/2025 to 10/31/2025	7,000,000	6,754,359
0.38%, 11/30/2025 to 09/30/2027	12,100,000	11,221,531
0.50%, 02/28/2026 to 10/31/2027	16,000,000	14,664,355
0.63%, 07/31/2026 to 08/15/2030	25,100,000	21,869,648
0.75%, 03/31/2026 to 01/31/2028	15,000,000	13,973,398
0.88%, 06/30/2026 to 11/15/2030	9,500,000	8,313,847
1.00%, 07/31/2028	5,000,000	4,456,250
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.13%, 02/29/2028 to 02/15/2031	$12,400,000	$ 10,758,266
1.25%, 11/30/2026 to 08/15/2031	24,900,000	22,224,698
1.38%, 08/31/2026 to 11/15/2031	13,000,000	11,145,938
1.50%, 08/15/2026 to 02/15/2030	7,181,000	6,504,233
1.63%, 02/15/2026 to 05/15/2031	10,719,000	9,866,159
1.75%, 12/31/2026 to 11/15/2029	8,070,000	7,295,793
1.88%, 06/30/2026 to 02/15/2032	5,000,000	4,590,820
2.00%, 08/15/2025 to 11/15/2026	5,672,000	5,510,943
2.25%, 11/15/2025 to 11/15/2027	12,742,000	12,261,883
2.38%, 04/30/2026 to 05/15/2029	4,500,000	4,248,770
2.63%, 02/15/2029 to 07/31/2029	4,700,000	4,406,438
2.75%, 08/31/2025 to 08/15/2032	6,000,000	5,703,871
2.88%, 04/30/2025 to 05/15/2032	8,500,000	8,112,637
3.13%, 11/15/2028	3,000,000	2,884,688
3.25%, 06/30/2029	2,000,000	1,922,422
3.38%, 05/15/2033	2,000,000	1,873,438
3.50%, 01/31/2030 to 02/15/2033	5,000,000	4,797,656
3.88%, 08/15/2033	2,000,000	1,941,953
4.00%, 02/15/2034	2,000,000	1,956,875
4.38%, 05/15/2034	3,000,000	3,021,094
4.50%, 11/15/2033	2,000,000	2,033,281
		293,158,849
U.S. Government Agency — 1.6%
Federal Farm Credit Bank
4.13%, 12/12/2025	1,000,000	997,882
4.75%, 05/28/2026	1,755,000	1,769,168
Federal Home Loan Bank
3.25%, 11/16/2028	2,000,000	1,937,456
4.25%, 12/10/2027	2,000,000	2,005,772
5.50%, 07/15/2036	2,000,000	2,172,834
		8,883,112
Total U.S. Government & Agency Obligations (cost $331,497,092)		302,041,961
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares 10-20 Year Treasury Bond ETF	1,400	145,040
iShares 1-3 Year Treasury Bond ETF	44,300	3,648,548
iShares 20+ Year Treasury Bond ETF	14,200	1,312,790
iShares 3-7 Year Treasury Bond ETF	33,000	3,853,080
iShares 7-10 Year Treasury Bond ETF	9,900	935,748
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	8,043,462
Total Unaffiliated Investment Companies (cost $21,078,686)		17,938,668
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $2,166,811 and collateralized by $2,222,100 of United States Treasury Notes, bearing interest at 3.88% due 10/15/2027 and having an approximate value of $2,210,121 (cost $2,166,719)	2,166,719	2,166,719
TOTAL INVESTMENTS (cost $590,010,682)	99.3%	540,058,964
Other assets less liabilities	0.7	3,759,071
NET ASSETS	100.0%	$543,818,035

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

ETF—Exchange Traded Fund
FRS—Floating Rate Security
TSFR3M—Term Secured Overnight Financing Rate 3 Month
ULC—Unlimited Liability Corp.
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$217,911,616	$—	$217,911,616
U.S. Government & Agency Obligations	—	302,041,961	—	302,041,961
Unaffiliated Investment Companies	17,938,668	—	—	17,938,668
Repurchase Agreements	—	2,166,719	—	2,166,719
Total Investments at Value	$17,938,668	$522,120,296	$—	$540,058,964
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 39.3%
Aerospace/Defense — 1.5%
GE Capital Funding LLC
4.40%, 05/15/2030	$ 2,000,000	$ 1,936,416
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,951,086
RTX Corp.
3.50%, 03/15/2027	3,000,000	2,923,070
		6,810,572
Agriculture — 0.4%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,973,693
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	3,023,294
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,122,609
Auto Manufacturers — 0.4%
Honda Motor Co., Ltd.
2.53%, 03/10/2027	2,000,000	1,913,842
Auto Parts & Equipment — 0.5%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,374,808
3.80%, 09/15/2027	1,000,000	970,713
		2,345,521
Banks — 7.8%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	2,050,613
3.88%, 08/01/2025	1,200,000	1,194,206
Barclays PLC
3.65%, 03/16/2025	1,000,000	994,817
4.34%, 01/10/2028	2,000,000	1,961,031
Citigroup, Inc.
2.52%, 11/03/2032	2,000,000	1,685,705
6.27%, 11/17/2033	2,000,000	2,129,723
Deutsche Bank AG
3.74%, 01/07/2033	700,000	602,767
Discover Bank
2.70%, 02/06/2030	2,000,000	1,762,635
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,952,567
HSBC Holdings PLC
6.16%, 03/09/2029	3,000,000	3,104,048
JPMorgan Chase & Co.
5.72%, 09/14/2033	3,000,000	3,088,777
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	791,874
Morgan Stanley
3.63%, 01/20/2027	1,000,000	981,258
4.00%, 07/23/2025	2,000,000	1,991,037
5.95%, 01/19/2038	2,000,000	2,036,953
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,735,069
3.95%, 10/30/2025	2,000,000	1,989,404
PNC Bank NA
2.95%, 02/23/2025	2,500,000	2,484,612
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	1,000,000	967,532
Wells Fargo & Co.
3.00%, 02/19/2025	1,000,000	993,966
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.00%, 04/22/2026	$ 1,000,000	$ 976,118
3.55%, 09/29/2025	1,000,000	990,329
		36,465,041
Beverages — 0.4%
Coca-Cola Co.
2.25%, 01/05/2032	2,000,000	1,726,546
Biotechnology — 0.6%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	896,712
3.65%, 03/01/2026	2,000,000	1,974,975
		2,871,687
Chemicals — 1.0%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,877,805
2.05%, 05/15/2030	2,000,000	1,743,852
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	1,001,726
		4,623,383
Commercial Services — 1.2%
PayPal Holdings, Inc.
2.65%, 10/01/2026	2,000,000	1,932,982
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,799,463
S&P Global, Inc.
2.70%, 03/01/2029	2,000,000	1,848,036
		5,580,481
Computers — 0.6%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,919,122
3.35%, 02/09/2027	1,000,000	979,519
		2,898,641
Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,797,157
Procter & Gamble Co.
1.95%, 04/23/2031	2,000,000	1,735,133
Unilever Capital Corp.
1.75%, 08/12/2031	2,000,000	1,671,994
		5,204,284
Diversified Financial Services — 0.2%
Visa, Inc.
3.15%, 12/14/2025	1,000,000	986,308
Electric — 3.4%
Connecticut Light & Power Co.
3.20%, 03/15/2027	2,000,000	1,941,836
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	992,519
Duke Energy Carolinas LLC
4.95%, 01/15/2033	2,000,000	1,992,282
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,790,445
4.55%, 07/01/2030	2,000,000	1,941,556
Sempra
3.25%, 06/15/2027	1,000,000	960,847
Southern California Edison Co.
5.95%, 11/01/2032	2,000,000	2,116,279

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Southern Co.
5.50%, 03/15/2029	$ 3,000,000	$ 3,085,414
		15,821,178
Electronics — 0.4%
Honeywell International, Inc.
2.50%, 11/01/2026	2,000,000	1,929,675
Food — 1.0%
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,907,065
Kroger Co.
4.50%, 01/15/2029	2,000,000	1,982,704
		4,889,769
Gas — 0.8%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,871,502
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	949,148
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	897,880
		3,718,530
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	279,914
Healthcare-Services — 0.9%
Elevance Health, Inc.
5.50%, 10/15/2032	2,000,000	2,046,949
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,953,339
		4,000,288
Insurance — 0.4%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,737,242
Internet — 0.7%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,248,485
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,936,010
		3,184,495
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	878,878
Machinery-Diversified — 1.0%
John Deere Capital Corp.
2.80%, 09/08/2027	1,500,000	1,434,615
2.80%, 07/18/2029	1,000,000	926,541
Otis Worldwide Corp.
2.57%, 02/15/2030	2,500,000	2,230,021
		4,591,177
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	2,000,000	2,042,612
Mining — 0.6%
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,000,000	999,705
Security Description	Shares or Principal Amount	Value

Mining (continued)
Newmont Corp.
2.25%, 10/01/2030	$ 2,000,000	$ 1,744,246
		2,743,951
Miscellaneous Manufacturing — 0.4%
3M Co.
2.38%, 08/26/2029	2,000,000	1,798,169
Oil & Gas — 2.1%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,563,981
Pioneer Natural Resources Co.
1.90%, 08/15/2030	3,000,000	2,554,584
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,984,353
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,929,897
		10,032,815
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	794,947
Allergan Funding SCS
3.80%, 03/15/2025	600,000	594,207
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,675,508
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	974,897
CVS Health Corp.
4.30%, 03/25/2028	2,000,000	1,949,710
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	975,361
		6,964,630
Pipelines — 0.4%
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	163,000	163,084
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,732,166
		1,895,250
REITS — 1.3%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,821,668
Invitation Homes Operating Partnership LP
2.70%, 01/15/2034	3,000,000	2,427,207
Piedmont Operating Partnership LP
2.75%, 04/01/2032	2,000,000	1,593,440
UDR, Inc.
2.10%, 08/01/2032	355,000	286,151
		6,128,466
Retail — 2.7%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,712,487
Home Depot, Inc.
3.90%, 12/06/2028	2,000,000	1,957,176
4.50%, 09/15/2032	2,000,000	1,975,990
Target Corp.
3.38%, 04/15/2029	2,000,000	1,912,003
Walmart, Inc.
2.65%, 12/15/2024	1,000,000	997,000

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
3.70%, 06/26/2028	$ 2,000,000	$ 1,960,693
4.10%, 04/15/2033	2,000,000	1,934,110
		12,449,459
Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	983,628
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	695,407
		1,679,035
Software — 2.1%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,283,403
3.30%, 02/06/2027	2,000,000	1,960,037
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,916,235
2.65%, 07/15/2026	900,000	870,506
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,656,033
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,918,010
		9,604,224
Telecommunications — 1.7%
Sprint LLC
7.63%, 03/01/2026	2,200,000	2,255,825
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	979,092
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,916,403
Vodafone Group PLC
4.13%, 05/30/2025	1,000,000	996,646
4.38%, 05/30/2028	2,000,000	1,996,207
		8,144,173
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,443,471
Total Corporate Bonds & Notes (cost $190,861,195)		183,503,303
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.6%
U.S. Government — 53.6%
United States Treasury Bonds
1.75%, 08/15/2041	1,000,000	670,742
5.25%, 02/15/2029	1,000,000	1,046,602
5.38%, 02/15/2031	1,000,000	1,066,797
6.00%, 02/15/2026	1,000,000	1,023,242
6.25%, 05/15/2030	1,500,000	1,651,758
6.50%, 11/15/2026	1,500,000	1,575,879
United States Treasury Notes
0.25%, 09/30/2025 to 10/31/2025	3,000,000	2,887,633
0.38%, 11/30/2025 to 09/30/2027	9,000,000	8,433,734
0.50%, 02/28/2026 to 10/31/2027	9,000,000	8,261,132
0.63%, 07/31/2026 to 08/15/2030	15,000,000	13,028,301
0.75%, 03/31/2026 to 01/31/2028	10,000,000	9,272,227
0.88%, 06/30/2026 to 11/15/2030	5,500,000	4,951,367
1.00%, 07/31/2028	2,000,000	1,782,500
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.13%, 10/31/2026 to 02/15/2031	$13,000,000	$ 11,675,470
1.25%, 11/30/2026 to 08/15/2031	23,200,000	20,624,131
1.38%, 08/31/2026 to 11/15/2031	14,400,000	12,463,383
1.50%, 08/15/2026 to 02/15/2030	7,500,000	6,868,262
1.63%, 02/15/2026 to 05/15/2031	14,200,000	13,104,125
1.75%, 12/31/2026 to 11/15/2029	4,900,000	4,455,090
1.88%, 06/30/2026 to 02/15/2032	14,000,000	12,522,694
2.00%, 08/15/2025 to 11/15/2026	2,600,000	2,522,142
2.13%, 05/31/2026	1,000,000	968,594
2.25%, 11/15/2025 to 11/15/2027	7,100,000	6,815,553
2.38%, 04/30/2026 to 05/15/2029	5,300,000	5,002,317
2.50%, 02/28/2026 to 03/31/2027	2,600,000	2,513,172
2.63%, 12/31/2025 to 07/31/2029	9,800,000	9,410,515
2.75%, 04/30/2027 to 08/15/2032	9,000,000	8,521,212
2.88%, 06/15/2025 to 05/15/2032	13,000,000	12,490,532
3.00%, 09/30/2025 to 10/31/2025	3,000,000	2,962,352
3.13%, 08/31/2027 to 08/31/2029	5,000,000	4,824,453
3.25%, 06/30/2027 to 06/30/2029	4,000,000	3,878,594
3.38%, 05/15/2033	2,000,000	1,873,437
3.50%, 09/15/2025 to 02/15/2033	11,500,000	11,180,096
3.63%, 05/15/2026 to 03/31/2030	4,500,000	4,412,774
3.75%, 04/15/2026 to 12/31/2030	9,500,000	9,328,398
3.88%, 01/15/2026 to 08/15/2033	8,800,000	8,653,305
4.00%, 02/15/2026 to 02/15/2034	6,000,000	5,944,609
4.13%, 10/31/2027 to 11/15/2032	3,000,000	2,984,766
4.50%, 03/31/2026 to 11/15/2033	6,000,000	6,056,797
4.63%, 04/30/2031	1,500,000	1,533,984
4.88%, 05/31/2026	1,300,000	1,312,746
		250,555,417
U.S. Government Agency — 3.0%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,420,983
1.50%, 03/30/2028	2,000,000	1,823,335
Federal Home Loan Bank
0.83%, 02/10/2027	2,000,000	1,851,899
2.50%, 12/10/2027	2,000,000	1,901,997
3.25%, 06/09/2028 to 11/16/2028	4,000,000	3,878,026
4.75%, 03/10/2034	3,000,000	3,052,248
		13,928,488
Total U.S. Government & Agency Obligations (cost $274,752,238)		264,483,905
UNAFFILIATED INVESTMENT COMPANIES — 3.6%
iShares 1-3 Year Treasury Bond ETF	58,000	4,776,880
iShares 3-7 Year Treasury Bond ETF	42,200	4,927,272
iShares 7-10 Year Treasury Bond ETF	12,200	1,153,144
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,776,470
Total Unaffiliated Investment Companies (cost $18,601,008)		16,633,766
TOTAL INVESTMENTS (cost $484,214,441)	99.5%	464,620,974
Other assets less liabilities	0.5	2,286,738
NET ASSETS	100.0%	$466,907,712
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$183,503,303	$—	$183,503,303
U.S. Government & Agency Obligations	—	264,483,905	—	264,483,905
Unaffiliated Investment Companies	16,633,766	—	—	16,633,766
Total Investments at Value	$16,633,766	$447,987,208	$—	$464,620,974
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	46,300	$ 1,361,220
Omnicom Group, Inc.	25,900	2,615,900
		3,977,120
Aerospace/Defense — 3.2%
L3Harris Technologies, Inc.	22,100	5,469,087
Lockheed Martin Corp.	27,900	15,234,795
RTX Corp.	152,500	18,450,975
		39,154,857
Agriculture — 3.1%
Altria Group, Inc.	211,300	11,507,398
Bunge Global SA	10,600	890,612
Philip Morris International, Inc.	191,200	25,372,240
		37,770,250
Airlines — 0.6%
Delta Air Lines, Inc.	79,500	4,548,990
United Airlines Holdings, Inc.†	40,500	3,169,530
		7,718,520
Apparel — 0.3%
Crocs, Inc.†	7,500	808,650
Ralph Lauren Corp.	5,000	989,650
Skechers USA, Inc., Class A†	16,400	1,007,944
Tapestry, Inc.	28,300	1,342,835
		4,149,079
Auto Manufacturers — 2.0%
Cummins, Inc.	16,900	5,559,762
Ford Motor Co.	496,200	5,105,898
General Motors Co.	147,400	7,482,024
PACCAR, Inc.	64,500	6,726,060
		24,873,744
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	10,900	1,164,774
BorgWarner, Inc.	24,900	837,387
Gentex Corp.	27,000	818,370
		2,820,531
Banks — 17.9%
Bank of America Corp.	831,000	34,752,420
Bank of New York Mellon Corp.	87,100	6,563,856
Citigroup, Inc.	189,400	12,153,798
Citizens Financial Group, Inc.	48,500	2,042,820
Commerce Bancshares, Inc.	13,700	856,250
Cullen/Frost Bankers, Inc.	5,700	725,895
East West Bancorp, Inc.	14,800	1,442,852
Fifth Third Bancorp	58,800	2,568,384
First Citizens BancShares, Inc., Class A	1,500	2,906,025
First Horizon Corp.	29,300	507,769
Goldman Sachs Group, Inc.	35,100	18,174,429
Huntington Bancshares, Inc.	154,200	2,403,978
JPMorgan Chase & Co.	302,900	67,219,568
M&T Bank Corp.	14,500	2,822,860
Morgan Stanley	174,400	20,274,000
Northern Trust Corp.	21,800	2,191,336
PNC Financial Services Group, Inc.	42,400	7,982,648
Regions Financial Corp.	97,600	2,329,712
State Street Corp.	36,200	3,359,360
US Bancorp	85,300	4,120,843
Webster Financial Corp.	18,200	942,760
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wells Fargo & Co.	370,400	$ 24,046,368
Zions Bancorp NA	8,000	416,480
		220,804,411
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	1,100	1,236,686
Constellation Brands, Inc., Class A	4,700	1,091,998
Keurig Dr Pepper, Inc.	148,300	4,886,485
		7,215,169
Biotechnology — 1.2%
Bio-Rad Laboratories, Inc., Class A†	2,800	1,002,932
Gilead Sciences, Inc.	136,100	12,088,402
United Therapeutics Corp.†	5,500	2,056,835
		15,148,169
Building Materials — 1.4%
Builders FirstSource, Inc.†	15,500	2,656,700
Eagle Materials, Inc.	4,100	1,170,386
Fortune Brands Innovations, Inc.	14,500	1,208,285
Johnson Controls International PLC	67,200	5,076,960
Masco Corp.	33,600	2,684,976
Mohawk Industries, Inc.†	6,900	926,463
Owens Corning	12,900	2,280,591
UFP Industries, Inc.	7,600	929,784
		16,934,145
Chemicals — 1.1%
Celanese Corp.	11,800	1,486,446
CF Industries Holdings, Inc.	19,700	1,619,931
Dow, Inc.	86,700	4,281,246
Eastman Chemical Co.	14,500	1,523,805
LyondellBasell Industries NV, Class A	40,100	3,482,685
PPG Industries, Inc.	13,100	1,631,081
		14,025,194
Commercial Services — 1.9%
ADT, Inc.	99,600	717,120
Corpay, Inc.†	7,500	2,472,900
H&R Block, Inc.	17,300	1,033,329
PayPal Holdings, Inc.†	111,500	8,841,950
Service Corp. International	22,200	1,812,630
U-Haul Holding Co.	1,900	139,327
U-Haul Holding Co. (Non-Voting)	24,300	1,658,718
United Rentals, Inc.	7,600	6,177,280
		22,853,254
Computers — 3.2%
Cognizant Technology Solutions Corp., Class A	61,300	4,572,367
Dell Technologies, Inc., Class C	36,500	4,512,495
Hewlett Packard Enterprise Co.	164,800	3,211,952
HP, Inc.	164,600	5,846,592
International Business Machines Corp.	83,400	17,240,448
Leidos Holdings, Inc.	16,647	3,049,065
Science Applications International Corp.	4,600	663,734
		39,096,653
Distribution/Wholesale — 0.1%
WESCO International, Inc.	6,300	1,209,411
Diversified Financial Services — 5.0%
Ally Financial, Inc.	29,800	1,044,490
American Express Co.	76,300	20,607,104
Ameriprise Financial, Inc.	11,400	5,817,420
Apollo Global Management, Inc.	60,700	8,695,882

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Capital One Financial Corp.	37,500	$ 6,104,625
Discover Financial Services	28,300	4,200,569
Invesco, Ltd.	24,600	426,564
Jefferies Financial Group, Inc.	26,000	1,663,480
LPL Financial Holdings, Inc.	7,800	2,201,004
Raymond James Financial, Inc.	22,100	3,275,662
SEI Investments Co.	13,900	1,039,164
Stifel Financial Corp.	11,000	1,139,820
Synchrony Financial	45,300	2,497,842
T. Rowe Price Group, Inc.	23,800	2,614,668
Voya Financial, Inc.	5,400	433,620
		61,761,914
Electric — 4.2%
Consolidated Edison, Inc.	42,600	4,331,568
Dominion Energy, Inc.	103,300	6,149,449
Duke Energy Corp.	95,100	10,962,177
Edison International	35,400	2,916,960
Evergy, Inc.	28,300	1,710,452
NRG Energy, Inc.	25,800	2,332,320
OGE Energy Corp.	24,700	987,753
Pinnacle West Capital Corp.	13,900	1,220,559
PPL Corp.	91,000	2,962,960
Public Service Enterprise Group, Inc.	66,900	5,981,529
Sempra	65,700	5,477,409
Southern Co.	61,100	5,561,933
WEC Energy Group, Inc.	17,000	1,624,010
		52,219,079
Electrical Components & Equipment — 0.1%
Acuity Brands, Inc.	3,800	1,142,622
Electronics — 0.4%
Allegion PLC	10,200	1,424,226
Arrow Electronics, Inc.†	9,400	1,115,498
Jabil, Inc.	12,400	1,526,316
TD SYNNEX Corp.	10,600	1,222,710
		5,288,750
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	11,700	2,275,416
Engineering & Construction — 0.1%
TopBuild Corp.†	1,700	600,746
Food — 1.8%
Campbell Soup Co.	36,800	1,716,720
Conagra Brands, Inc.	58,900	1,704,566
General Mills, Inc.	65,700	4,468,914
Hormel Foods Corp.	14,000	427,700
Ingredion, Inc.	8,000	1,062,080
Kraft Heinz Co.	129,400	4,329,724
Kroger Co.	74,100	4,132,557
Sysco Corp.	61,400	4,601,930
		22,444,191
Forest Products & Paper — 0.2%
International Paper Co.	34,000	1,888,360
Hand/Machine Tools — 0.2%
Snap-on, Inc.	6,600	2,178,858
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.2%
Medtronic PLC	157,700	$ 14,074,725
Teleflex, Inc.	5,800	1,166,148
		15,240,873
Healthcare-Services — 3.1%
Cigna Group	35,100	11,049,831
DaVita, Inc.†	10,300	1,440,043
HCA Healthcare, Inc.	42,800	15,354,072
Labcorp Holdings, Inc.	11,400	2,602,278
Molina Healthcare, Inc.†	3,700	1,188,514
Quest Diagnostics, Inc.	16,800	2,601,144
Tenet Healthcare Corp.†	10,500	1,627,710
Universal Health Services, Inc., Class B	9,900	2,022,669
		37,886,261
Home Builders — 1.8%
D.R. Horton, Inc.	46,300	7,824,700
Lennar Corp., Class A	33,300	5,670,990
NVR, Inc.†	420	3,844,180
PulteGroup, Inc.	33,400	4,326,302
Toll Brothers, Inc.	6,300	922,572
		22,588,744
Household Products/Wares — 0.4%
Kimberly-Clark Corp.	36,500	4,897,570
Insurance — 6.8%
Aflac, Inc.	68,500	7,178,115
American Financial Group, Inc.	8,900	1,147,477
Arch Capital Group, Ltd.†	39,000	3,843,840
Assurant, Inc.	5,500	1,054,350
Chubb, Ltd.	44,700	12,625,068
Cincinnati Financial Corp.	16,700	2,351,861
Equitable Holdings, Inc.	42,800	1,940,552
Everest Group, Ltd.	2,400	853,464
Fidelity National Financial, Inc.	29,100	1,750,947
Hartford Financial Services Group, Inc.	35,400	3,909,576
Loews Corp.	26,000	2,052,960
Markel Group, Inc.†	1,090	1,680,791
MetLife, Inc.	89,200	6,995,064
Old Republic International Corp.	31,400	1,096,802
Primerica, Inc.	3,600	996,516
Principal Financial Group, Inc.	25,900	2,134,160
Progressive Corp.	32,000	7,770,560
Prudential Financial, Inc.	39,000	4,776,720
Reinsurance Group of America, Inc.	6,700	1,414,236
Travelers Cos., Inc.	46,200	11,362,428
Unum Group	20,500	1,315,690
W.R. Berkley Corp.	41,100	2,349,687
Willis Towers Watson PLC	11,000	3,324,090
		83,924,954
Internet — 0.8%
eBay, Inc.	61,900	3,559,869
Expedia Group, Inc.†	15,700	2,454,067
F5, Inc.†	7,300	1,707,324
Gen Digital, Inc.	77,200	2,247,292
Match Group, Inc.†	13,800	497,214
		10,465,766
Iron/Steel — 0.5%
Commercial Metals Co.	4,600	247,480

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel (continued)
Reliance, Inc.	7,300	$ 2,090,282
Steel Dynamics, Inc.	25,900	3,379,950
		5,717,712
Lodging — 0.2%
MGM Resorts International†	38,600	1,423,182
Wynn Resorts, Ltd.	12,200	1,171,444
		2,594,626
Machinery-Construction & Mining — 1.9%
Caterpillar, Inc.	60,300	22,684,860
Oshkosh Corp.	7,900	807,696
		23,492,556
Machinery-Diversified — 1.2%
Deere & Co.	29,900	12,100,231
Dover Corp.	13,500	2,555,955
Middleby Corp.†	5,400	700,380
		15,356,566
Media — 2.1%
Comcast Corp., Class A	453,600	19,808,712
Fox Corp., Class A	42,200	1,772,400
Walt Disney Co.	46,600	4,482,920
		26,064,032
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	27,700	2,227,634
Oil & Gas — 5.9%
Chevron Corp.	183,600	27,323,352
ConocoPhillips	129,100	14,141,614
Devon Energy Corp.	73,500	2,842,980
EOG Resources, Inc.	74,100	9,037,236
Marathon Oil Corp.	72,400	2,005,480
Marathon Petroleum Corp.	43,400	6,313,398
Phillips 66	52,300	6,371,186
Valero Energy Corp.	40,900	5,307,184
		73,342,430
Oil & Gas Services — 0.4%
Baker Hughes Co.	108,100	4,116,448
TechnipFMC PLC	46,500	1,241,085
		5,357,533
Packaging & Containers — 0.4%
Amcor PLC	177,800	1,978,914
Berry Global Group, Inc.	12,600	887,670
Crown Holdings, Inc.	16,900	1,580,995
Graphic Packaging Holding Co.	37,800	1,068,228
		5,515,807
Pharmaceuticals — 8.8%
AbbVie, Inc.	217,200	44,280,564
Cardinal Health, Inc.	30,000	3,255,600
Cencora, Inc.	26,000	5,930,080
Henry Schein, Inc.†	15,800	1,109,634
Johnson & Johnson	263,000	42,043,180
McKesson Corp.	20,500	10,262,095
Viatris, Inc.	146,700	1,701,720
		108,582,873
Pipelines — 1.1%
Antero Midstream Corp.	56,000	804,720
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Cheniere Energy, Inc.	28,200	$ 5,396,916
DT Midstream, Inc.	5,200	468,780
Kinder Morgan, Inc.	273,400	6,701,034
		13,371,450
Retail — 4.3%
AutoNation, Inc.†	9,400	1,461,418
AutoZone, Inc.†	2,000	6,018,000
Best Buy Co., Inc.	26,600	2,405,438
BJ's Wholesale Club Holdings, Inc.†	7,600	643,948
CarMax, Inc.†	19,200	1,389,696
Darden Restaurants, Inc.	13,800	2,208,276
Dick's Sporting Goods, Inc.	6,300	1,233,225
Lithia Motors, Inc.	2,900	963,873
Lowe's Cos., Inc.	92,600	24,245,458
Murphy USA, Inc.	2,400	1,172,280
Penske Automotive Group, Inc.	8,300	1,249,731
Target Corp.	57,100	8,567,284
Williams-Sonoma, Inc.	13,800	1,850,994
		53,409,621
Semiconductors — 0.4%
Amkor Technology, Inc.	26,300	669,335
ON Semiconductor Corp.†	46,800	3,298,932
Skyworks Solutions, Inc.	16,500	1,445,070
		5,413,337
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,800	887,808
Telecommunications — 5.3%
AT&T, Inc.	880,700	19,850,978
Cisco Systems, Inc.	435,400	23,846,858
Verizon Communications, Inc.	516,600	21,764,358
		65,462,194
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	17,200	1,128,836
Transportation — 1.3%
CSX Corp.	240,500	8,090,420
FedEx Corp.	30,100	8,242,885
		16,333,305
Total Common Stocks (cost $900,013,440)		1,206,812,931
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
iShares Russell 1000 Value ETF (cost $23,753,112)	125,200	23,497,536
Total Long-Term Investment Securities (cost $923,766,552)		1,230,310,467

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(1) (cost $9,948,966)	9,948,966	$ 9,948,966
TOTAL INVESTMENTS (cost $933,715,518)	100.3%	1,240,259,433
Other assets less liabilities	(0.3)	(3,587,894)
NET ASSETS	100.0%	$1,236,671,539
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2024.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,206,812,931	$—	$—	$1,206,812,931
Unaffiliated Investment Companies	23,497,536	—	—	23,497,536
Short-Term Investments	9,948,966	—	—	9,948,966
Total Investments at Value	$1,240,259,433	$—	$—	$1,240,259,433
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 4.2%
Melrose Industries PLC	536,464	$ 3,329,080
QinetiQ Group PLC	1,491,994	8,777,553
		12,106,633
Apparel — 0.9%
Dr. Martens PLC	1,332,115	935,466
PVH Corp.	15,618	1,537,749
		2,473,215
Banks — 16.5%
Atlantic Union Bankshares Corp.	66,681	2,520,542
Camden National Corp.	60,735	2,547,833
Columbia Banking System, Inc.	300,152	8,557,333
First Bancorp	80,885	3,372,904
First Commonwealth Financial Corp.	149,450	2,456,958
First Interstate BancSystem, Inc., Class A	252,287	7,770,440
German American Bancorp, Inc.	84,127	3,406,302
Peoples Bancorp, Inc.	76,475	2,353,900
Sandy Spring Bancorp, Inc.	59,106	1,988,326
Seacoast Banking Corp. of Florida	97,054	2,591,342
SouthState Corp.	76,318	7,443,295
TriCo Bancshares	74,156	3,168,686
		48,177,861
Building Materials — 3.3%
American Woodmark Corp.†	15,702	1,424,328
Louisiana-Pacific Corp.	11,689	1,156,042
UFP Industries, Inc.	57,240	7,002,742
		9,583,112
Chemicals — 4.8%
Ashland, Inc.	4,143	350,374
Avient Corp.	102,763	4,789,783
Elementis PLC	2,885,495	4,946,530
Olin Corp.	46,868	1,922,994
Tronox Holdings PLC	172,513	2,090,858
		14,100,539
Commercial Services — 3.2%
Babcock International Group PLC	223,215	1,356,928
Colliers International Group, Inc.	7,910	1,207,382
Herc Holdings, Inc.	5,541	1,158,845
WillScot Holdings Corp.†	171,471	5,682,549
		9,405,704
Computers — 0.5%
Lumentum Holdings, Inc.†	22,949	1,465,753
Diversified Financial Services — 2.5%
Bread Financial Holdings, Inc.	40,494	2,018,626
Victory Capital Holdings, Inc., Class A	87,541	5,246,332
		7,264,958
Electric — 1.5%
Black Hills Corp.	37,822	2,238,684
IDACORP, Inc.	21,723	2,247,896
		4,486,580
Electronics — 6.3%
Benchmark Electronics, Inc.	90,989	3,939,824
Coherent Corp.†	14,536	1,343,708
Knowles Corp.†	418,356	7,245,926
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Sanmina Corp.†	68,183	$ 4,779,628
TTM Technologies, Inc.†	47,360	1,062,758
		18,371,844
Engineering & Construction — 3.1%
John Wood Group PLC†	1,820,898	2,971,229
Primoris Services Corp.	94,172	5,897,050
		8,868,279
Food — 0.7%
Glanbia PLC	130,719	2,164,505
Hand/Machine Tools — 2.6%
Regal Rexnord Corp.	45,763	7,621,370
Healthcare-Products — 1.6%
Envista Holdings Corp.†	215,843	4,526,228
Home Builders — 2.3%
Century Communities, Inc.	10,129	898,037
LCI Industries	6,328	704,180
M/I Homes, Inc.†	11,644	1,765,114
Meritage Homes Corp.	11,301	2,047,741
Taylor Morrison Home Corp.†	17,856	1,223,136
		6,638,208
Insurance — 6.1%
CNO Financial Group, Inc.	185,077	6,366,649
Hanover Insurance Group, Inc.	43,240	6,413,789
Horace Mann Educators Corp.	133,683	4,978,355
TWFG, Inc.†	476	15,441
		17,774,234
Iron/Steel — 1.0%
Commercial Metals Co.	56,497	3,039,539
Leisure Time — 0.3%
BRP, Inc.	7,928	390,891
Brunswick Corp.	7,514	599,166
		990,057
Lodging — 3.7%
Boyd Gaming Corp.	30,808	2,134,687
Dalata Hotel Group PLC	520,289	2,416,181
Hilton Grand Vacations, Inc.†	169,881	6,265,211
		10,816,079
Machinery-Diversified — 5.7%
Chart Industries, Inc.†	47,079	5,683,377
Columbus McKinnon Corp.	18,449	586,863
Gates Industrial Corp. PLC†	158,377	3,064,595
Mueller Water Products, Inc., Class A	337,590	7,288,568
		16,623,403
Media — 1.4%
Cable One, Inc.	11,476	3,919,743
Metal Fabricate/Hardware — 3.4%
Ryerson Holding Corp.	85,277	1,858,186
Timken Co.	12,449	1,033,267
Valmont Industries, Inc.	22,436	6,992,852
		9,884,305
Miscellaneous Manufacturing — 0.4%
Senior PLC	678,294	1,168,937
Office Furnishings — 1.6%
HNI Corp.	94,105	4,637,494

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 2.2%
Veren, Inc.	1,255,929	$ 6,467,491
Oil & Gas Services — 0.9%
Hunting PLC	417,609	1,624,167
TechnipFMC PLC	36,699	979,496
		2,603,663
Real Estate — 1.9%
McGrath RentCorp	48,267	5,487,958
REITS — 3.5%
Alexander & Baldwin, Inc.	151,951	2,827,808
Highwoods Properties, Inc.	113,714	3,813,968
Kite Realty Group Trust	89,908	2,307,938
STAG Industrial, Inc.	15,773	588,018
Sunstone Hotel Investors, Inc.	59,012	595,431
		10,133,163
Retail — 2.3%
Brinker International, Inc.†	40,010	4,109,427
Group 1 Automotive, Inc.	7,200	2,623,104
		6,732,531
Savings & Loans — 2.0%
WSFS Financial Corp.	118,070	5,805,502
Semiconductors — 1.3%
Cohu, Inc.†	145,516	3,626,259
Software — 1.9%
ACI Worldwide, Inc.†	114,357	5,626,364
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 3.2%
Mattel, Inc.†	463,603	$ 9,448,229
Transportation — 1.5%
Knight-Swift Transportation Holdings, Inc.	62,828	3,272,082
RXO, Inc.†	35,371	997,109
		4,269,191
Total Long-Term Investment Securities (cost $255,857,328)		286,308,931
SHORT-TERM INVESTMENTS — 1.8%
U.S. Government Agency — 1.7%
Federal Home Loan Bank Disc. Notes
4.60%, 11/01/2024	$5,015,000	5,014,374
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(1)	316,420	316,420
Total Short-Term Investments (cost $5,331,420)		5,330,794
TOTAL INVESTMENTS (cost $261,188,748)	100.1%	291,639,725
Other assets less liabilities	(0.1)	(409,125)
NET ASSETS	100.0%	$291,230,600
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2024.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$—	$12,106,633	$—	$12,106,633
Apparel	1,537,749	935,466	—	2,473,215
Chemicals	9,154,009	4,946,530	—	14,100,539
Commercial Services	8,048,776	1,356,928	—	9,405,704
Engineering & Construction	5,897,050	2,971,229	—	8,868,279
Food	—	2,164,505	—	2,164,505
Lodging	8,399,898	2,416,181	—	10,816,079
Miscellaneous Manufacturing	—	1,168,937	—	1,168,937
Oil & Gas Services	979,496	1,624,167	—	2,603,663
Other Industries	222,601,377	—	—	222,601,377
Short-Term Investments:
U.S. Government Agency	—	5,014,374	—	5,014,374
Other Short-Term Investments	316,420	—	—	316,420
Total Investments at Value	$256,934,775	$34,704,950	$—	$291,639,725
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	4,423	$ 2,415,179
Agriculture — 1.4%
Altria Group, Inc.	46,964	2,557,659
Bunge Global SA	5,191	436,148
		2,993,807
Airlines — 0.5%
United Airlines Holdings, Inc.†	13,354	1,045,084
Apparel — 0.5%
Deckers Outdoor Corp.†	5,442	875,564
PVH Corp.	2,016	198,495
		1,074,059
Auto Manufacturers — 2.0%
Cummins, Inc.	646	212,521
General Motors Co.	45,789	2,324,250
Tesla, Inc.†	7,125	1,780,181
		4,316,952
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	2,999	320,473
BorgWarner, Inc.	5,956	200,300
		520,773
Banks — 4.4%
Bank of New York Mellon Corp.	30,371	2,288,759
Citigroup, Inc.	3,232	207,397
Goldman Sachs Group, Inc.	2,862	1,481,915
JPMorgan Chase & Co.	19,361	4,296,593
State Street Corp.	12,235	1,135,408
Wells Fargo & Co.	2,804	182,036
		9,592,108
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	266	299,053
Molson Coors Beverage Co., Class B	7,385	402,261
PepsiCo, Inc.	1,000	166,080
		867,394
Biotechnology — 2.5%
Biogen, Inc.†	1,077	187,398
Exelixis, Inc.†	10,642	353,315
Gilead Sciences, Inc.	28,221	2,506,589
Regeneron Pharmaceuticals, Inc.†	2,175	1,823,085
United Therapeutics Corp.†	1,624	607,327
		5,477,714
Building Materials — 2.1%
Builders FirstSource, Inc.†	4,239	726,565
CRH PLC	26,950	2,571,838
Lennox International, Inc.	328	197,643
Masco Corp.	6,237	498,399
Owens Corning	2,745	485,288
		4,479,733
Chemicals — 0.6%
CF Industries Holdings, Inc.	3,817	313,872
Eastman Chemical Co.	1,679	176,446
LyondellBasell Industries NV, Class A	3,930	341,321
RPM International, Inc.	2,431	309,004
Sherwin-Williams Co.	515	184,767
		1,325,410
Security Description	Shares or Principal Amount	Value

Commercial Services — 2.3%
Cintas Corp.	10,560	$ 2,173,354
H&R Block, Inc.	4,909	293,214
Moody's Corp.	5,106	2,318,328
Rollins, Inc.	3,263	153,818
		4,938,714
Computers — 8.8%
Apple, Inc.	62,938	14,218,324
CACI International, Inc., Class A†	715	395,080
Cognizant Technology Solutions Corp., Class A	2,449	182,671
Fortinet, Inc.†	28,106	2,210,818
Genpact, Ltd.	4,821	184,018
International Business Machines Corp.	2,869	593,080
Leidos Holdings, Inc.	5,491	1,005,731
NetApp, Inc.	2,317	267,173
		19,056,895
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	23,026	2,157,766
Procter & Gamble Co.	914	150,975
		2,308,741
Distribution/Wholesale — 1.7%
Fastenal Co.	17,017	1,330,389
WW Grainger, Inc.	2,125	2,357,114
		3,687,503
Diversified Financial Services — 3.2%
Affiliated Managers Group, Inc.	1,009	195,645
Ally Financial, Inc.	5,738	201,117
Ameriprise Financial, Inc.	397	202,589
Interactive Brokers Group, Inc., Class A	1,315	200,643
Jefferies Financial Group, Inc.	6,696	428,410
Mastercard, Inc., Class A	5,654	2,824,682
SEI Investments Co.	3,365	251,567
Stifel Financial Corp.	2,059	213,354
Synchrony Financial	14,131	779,183
T. Rowe Price Group, Inc.	7,716	847,680
Visa, Inc., Class A	2,753	797,957
		6,942,827
Electric — 2.5%
Consolidated Edison, Inc.	5,954	605,403
DTE Energy Co.	1,439	178,753
Entergy Corp.	8,672	1,342,252
Evergy, Inc.	3,024	182,770
FirstEnergy Corp.	12,552	525,050
NRG Energy, Inc.	8,467	765,417
OGE Energy Corp.	5,128	205,069
Vistra Corp.	13,265	1,657,594
		5,462,308
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,145	344,290
Eaton Corp. PLC	734	243,380
		587,670
Electronics — 1.0%
Arrow Electronics, Inc.†	2,002	237,578
Jabil, Inc.	1,844	226,978
Mettler-Toledo International, Inc.†	867	1,119,947
nVent Electric PLC	3,014	224,754
TD SYNNEX Corp.	2,398	276,609
		2,085,866

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction — 0.3%
EMCOR Group, Inc.	1,447	$ 645,463
Environmental Control — 0.1%
Waste Management, Inc.	1,279	276,072
Food — 1.0%
Albertsons Cos., Inc., Class A	18,967	343,303
Ingredion, Inc.	2,436	323,403
Kroger Co.	27,186	1,516,163
		2,182,869
Gas — 0.1%
National Fuel Gas Co.	2,908	176,021
Hand/Machine Tools — 0.2%
Snap-on, Inc.	1,103	364,133
Healthcare-Products — 2.6%
Agilent Technologies, Inc.	1,358	176,961
Boston Scientific Corp.†	17,670	1,484,633
Hologic, Inc.†	8,710	704,378
IDEXX Laboratories, Inc.†	2,793	1,136,528
ResMed, Inc.	6,398	1,551,323
Solventum Corp.†	5,611	407,246
Stryker Corp.	462	164,601
		5,625,670
Healthcare-Services — 2.1%
Centene Corp.†	18,283	1,138,300
Cigna Group	482	151,738
DaVita, Inc.†	2,101	293,741
Encompass Health Corp.	1,875	186,488
HCA Healthcare, Inc.	487	174,706
Medpace Holdings, Inc.†	945	296,938
Tenet Healthcare Corp.†	3,604	558,692
UnitedHealth Group, Inc.	2,173	1,226,659
Universal Health Services, Inc., Class B	2,424	495,247
		4,522,509
Home Builders — 0.1%
Toll Brothers, Inc.	1,357	198,719
Household Products/Wares — 0.2%
Kimberly-Clark Corp.	3,694	495,661
Insurance — 3.6%
Aflac, Inc.	1,729	181,182
Arch Capital Group, Ltd.†	13,956	1,375,503
Axis Capital Holdings, Ltd.	2,491	194,946
Berkshire Hathaway, Inc., Class B†	5,684	2,563,029
Equitable Holdings, Inc.	10,835	491,259
Everest Group, Ltd.	1,910	679,215
Hartford Financial Services Group, Inc.	10,325	1,140,293
MGIC Investment Corp.	9,521	238,406
Reinsurance Group of America, Inc.	2,176	459,310
Unum Group	6,442	413,448
		7,736,591
Internet — 12.7%
Alphabet, Inc., Class A	19,202	3,285,654
Alphabet, Inc., Class C	27,046	4,670,574
Amazon.com, Inc.†	34,356	6,403,959
Booking Holdings, Inc.	469	2,193,161
F5, Inc.†	2,049	479,220
Gen Digital, Inc.	14,264	415,225
GoDaddy, Inc., Class A†	1,365	227,682
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A	12,721	$ 7,220,185
Netflix, Inc.†	659	498,224
Spotify Technology SA†	5,398	2,078,770
		27,472,654
Iron/Steel — 0.7%
Nucor Corp.	1,343	190,491
Reliance, Inc.	1,797	514,553
Steel Dynamics, Inc.	5,999	782,870
		1,487,914
Machinery-Construction & Mining — 0.1%
Vertiv Holdings Co., Class A	2,484	271,476
Machinery-Diversified — 0.1%
AGCO Corp.	2,111	210,762
Media — 0.4%
Comcast Corp., Class A	18,646	814,271
Fox Corp., Class A	3,960	166,320
		980,591
Miscellaneous Manufacturing — 0.4%
Carlisle Cos., Inc.	477	201,404
Textron, Inc.	7,745	622,853
		824,257
Oil & Gas — 3.0%
Civitas Resources, Inc.	3,917	191,110
Devon Energy Corp.	26,309	1,017,632
EOG Resources, Inc.	17,905	2,183,694
Exxon Mobil Corp.	9,762	1,140,006
Marathon Oil Corp.	19,411	537,685
Matador Resources Co.	3,599	187,544
Ovintiv, Inc.	8,188	320,970
Valero Energy Corp.	5,762	747,677
Weatherford International PLC	2,683	211,957
		6,538,275
Packaging & Containers — 0.1%
Graphic Packaging Holding Co.	11,305	319,479
Pharmaceuticals — 3.7%
AbbVie, Inc.	16,423	3,348,157
BellRing Brands, Inc.†	4,441	292,351
Cencora, Inc.	1,383	315,435
Eli Lilly & Co.	2,816	2,336,548
Jazz Pharmaceuticals PLC†	2,263	248,998
McKesson Corp.	371	185,719
Merck & Co., Inc.	1,625	166,270
Neurocrine Biosciences, Inc.†	3,708	445,961
Organon & Co.	8,269	155,292
Viatris, Inc.	43,319	502,500
		7,997,231
Real Estate — 0.2%
Jones Lang LaSalle, Inc.†	1,296	351,164
REITS — 2.5%
Essex Property Trust, Inc.	1,573	446,512
First Industrial Realty Trust, Inc.	3,712	194,843
Gaming & Leisure Properties, Inc.	7,867	394,845
Iron Mountain, Inc.	1,642	203,165
Lamar Advertising Co., Class A	2,598	342,936
NNN REIT, Inc.	3,724	161,770
Omega Healthcare Investors, Inc.	9,173	389,577

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Simon Property Group, Inc.	11,287	$ 1,908,857
VICI Properties, Inc.	42,367	1,345,576
		5,388,081
Retail — 4.2%
Best Buy Co., Inc.	8,202	741,707
Costco Wholesale Corp.	210	183,578
Dick's Sporting Goods, Inc.	992	194,184
Domino's Pizza, Inc.	1,228	508,060
Ferguson Enterprises, Inc.	988	194,379
Murphy USA, Inc.	700	341,915
Target Corp.	1,266	189,951
Texas Roadhouse, Inc.	2,479	473,786
TJX Cos., Inc.	21,196	2,395,784
Walmart, Inc.	35,105	2,876,855
Williams-Sonoma, Inc.	4,732	634,703
Wingstop, Inc.	1,091	313,870
		9,048,772
Semiconductors — 11.3%
Applied Materials, Inc.	9,313	1,691,055
Broadcom, Inc.	14,348	2,435,860
Cirrus Logic, Inc.†	1,999	219,530
KLA Corp.	2,341	1,559,644
Lam Research Corp.	2,560	190,336
NVIDIA Corp.	116,798	15,506,103
QUALCOMM, Inc.	17,085	2,780,925
		24,383,453
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,379	255,060
Software — 10.1%
Adobe, Inc.†	6,167	2,948,319
AppLovin Corp., Class A†	9,753	1,652,061
DocuSign, Inc.†	7,554	524,096
Dropbox, Inc., Class A†	8,422	217,709
Electronic Arts, Inc.	8,689	1,310,736
Fair Isaac Corp.†	1,004	2,001,082
Security Description	Shares or Principal Amount	Value

Software (continued)
Manhattan Associates, Inc.†	2,277	$ 599,671
Microsoft Corp.	28,993	11,781,305
Nutanix, Inc., Class A†	3,168	196,733
Zoom Video Communications, Inc., Class A†	9,267	692,616
		21,924,328
Telecommunications — 2.4%
Arista Networks, Inc.†	571	220,657
AT&T, Inc.	130,006	2,930,335
Motorola Solutions, Inc.	4,343	1,951,527
Verizon Communications, Inc.	4,079	171,849
		5,274,368
Transportation — 0.4%
FedEx Corp.	2,193	600,553
Ryder System, Inc.	1,476	215,909
		816,462
Total Long-Term Investment Securities (cost $169,144,397)		214,946,772
SHORT-TERM INVESTMENTS — 0.8%
U.S. Government Agency — 0.7%
Federal Home Loan Bank Disc. Notes
4.60%, 11/01/2024	$1,570,000	1,569,804
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(1)	133,713	133,713
Total Short-Term Investments (cost $1,703,713)		1,703,517
TOTAL INVESTMENTS (cost $170,848,110)	100.1%	216,650,289
Other assets less liabilities	(0.1)	(157,299)
NET ASSETS	100.0%	$216,492,990
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2024.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$214,946,772	$—	$—	$214,946,772
Short-Term Investments:
U.S. Government Agency	—	1,569,804	—	1,569,804
Other Short-Term Investments	133,713	—	—	133,713
Total Investments at Value	$215,080,485	$1,569,804	$—	$216,650,289
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 1.4%
Howmet Aerospace, Inc.	10,775	$ 1,074,483
Lockheed Martin Corp.	11,112	6,067,708
		7,142,191
Agriculture — 1.9%
Altria Group, Inc.	130,903	7,128,977
Bunge Global SA	28,483	2,393,142
		9,522,119
Apparel — 0.4%
PVH Corp.	11,023	1,085,325
Ralph Lauren Corp.	4,941	977,972
		2,063,297
Auto Manufacturers — 2.3%
Cummins, Inc.	16,087	5,292,301
General Motors Co.	123,973	6,292,870
		11,585,171
Banks — 8.7%
Bank of America Corp.	105,999	4,432,878
Bank of New York Mellon Corp.	81,673	6,154,877
Huntington Bancshares, Inc.	239,653	3,736,190
JPMorgan Chase & Co.	74,465	16,525,273
Northern Trust Corp.	39,343	3,954,759
Regions Financial Corp.	97,852	2,335,727
Wells Fargo & Co.	70,491	4,576,276
Zions Bancorp NA	24,736	1,287,756
		43,003,736
Beverages — 1.1%
PepsiCo, Inc.	34,179	5,676,448
Biotechnology — 3.1%
Amgen, Inc.	13,442	4,303,591
Gilead Sciences, Inc.	82,266	7,306,866
Regeneron Pharmaceuticals, Inc.†	4,591	3,848,176
		15,458,633
Building Materials — 2.6%
CRH PLC	61,500	5,868,945
Masco Corp.	19,499	1,558,165
Trane Technologies PLC	15,409	5,703,795
		13,130,905
Chemicals — 1.9%
Eastman Chemical Co.	8,641	908,083
Ecolab, Inc.	3,773	927,139
LyondellBasell Industries NV, Class A	50,753	4,407,898
PPG Industries, Inc.	24,968	3,108,766
		9,351,886
Commercial Services — 0.4%
Cintas Corp.	3,036	624,839
Robert Half, Inc.	17,436	1,187,566
		1,812,405
Computers — 3.9%
Amdocs, Ltd.	22,524	1,976,368
Cognizant Technology Solutions Corp., Class A	73,791	5,504,071
DXC Technology Co.†	35,844	711,862
Fortinet, Inc.†	19,145	1,505,946
Genpact, Ltd.	34,871	1,331,026
Hewlett Packard Enterprise Co.	120,366	2,345,933
Security Description	Shares or Principal Amount	Value

Computers (continued)
Leidos Holdings, Inc.	20,935	$ 3,834,455
NetApp, Inc.	18,300	2,110,173
		19,319,834
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	56,456	5,290,492
Procter & Gamble Co.	22,087	3,648,330
		8,938,822
Distribution/Wholesale — 0.2%
WW Grainger, Inc.	920	1,020,492
Diversified Financial Services — 3.2%
Affiliated Managers Group, Inc.	5,444	1,055,592
Ameriprise Financial, Inc.	1,447	738,404
Janus Henderson Group PLC	22,603	933,730
Jefferies Financial Group, Inc.	24,896	1,592,846
Raymond James Financial, Inc.	5,659	838,777
SEI Investments Co.	17,109	1,279,069
Synchrony Financial	59,857	3,300,515
T. Rowe Price Group, Inc.	45,410	4,988,742
Western Union Co.	53,410	574,692
XP, Inc., Class A	40,848	713,206
		16,015,573
Electric — 3.4%
CMS Energy Corp.	28,757	2,001,775
Edison International	58,590	4,827,816
Entergy Corp.	15,270	2,363,490
WEC Energy Group, Inc.	20,162	1,926,076
Xcel Energy, Inc.	89,170	5,957,448
		17,076,605
Electrical Components & Equipment — 1.5%
Acuity Brands, Inc.	5,532	1,663,417
Eaton Corp. PLC	16,960	5,623,597
		7,287,014
Electronics — 1.6%
Avnet, Inc.	17,672	957,999
Hubbell, Inc.	4,891	2,088,604
Mettler-Toledo International, Inc.†	3,846	4,968,070
		8,014,673
Engineering & Construction — 0.4%
EMCOR Group, Inc.	4,545	2,027,388
Environmental Control — 0.2%
Republic Services, Inc.	5,419	1,072,962
Food — 1.5%
Ingredion, Inc.	11,190	1,485,585
Kroger Co.	102,864	5,736,725
		7,222,310
Gas — 0.4%
NiSource, Inc.	28,088	987,574
UGI Corp.	34,256	819,061
		1,806,635
Healthcare-Products — 5.6%
Abbott Laboratories	27,153	3,078,336
Agilent Technologies, Inc.	34,984	4,558,765
Boston Scientific Corp.†	69,934	5,875,855
Danaher Corp.	4,213	1,034,965
ResMed, Inc.	19,450	4,716,041

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Solventum Corp.†	24,398	$ 1,770,807
Stryker Corp.	14,996	5,342,775
Waters Corp.†	3,736	1,207,139
		27,584,683
Healthcare-Services — 4.0%
Centene Corp.†	79,010	4,919,163
Cigna Group	15,623	4,918,277
HCA Healthcare, Inc.	7,949	2,851,624
UnitedHealth Group, Inc.	12,531	7,073,749
		19,762,813
Home Builders — 1.2%
PulteGroup, Inc.	27,448	3,555,340
Toll Brothers, Inc.	17,339	2,539,123
		6,094,463
Insurance — 7.7%
Arch Capital Group, Ltd.†	48,660	4,795,930
Assured Guaranty, Ltd.	9,417	785,943
Axis Capital Holdings, Ltd.	13,119	1,026,693
Berkshire Hathaway, Inc., Class B†	37,657	16,980,294
Everest Group, Ltd.	3,373	1,199,473
Globe Life, Inc.	17,115	1,807,344
Hartford Financial Services Group, Inc.	48,527	5,359,322
MGIC Investment Corp.	46,162	1,155,896
Reinsurance Group of America, Inc.	13,780	2,908,682
Unum Group	31,868	2,045,288
		38,064,865
Internet — 1.4%
Booking Holdings, Inc.	412	1,926,615
F5, Inc.†	9,114	2,131,582
Gen Digital, Inc.	107,487	3,128,947
		7,187,144
Iron/Steel — 0.8%
Reliance, Inc.	2,740	784,572
Steel Dynamics, Inc.	24,133	3,149,356
		3,933,928
Leisure Time — 0.8%
Royal Caribbean Cruises, Ltd.	18,184	3,752,268
Lodging — 0.2%
Boyd Gaming Corp.	11,706	811,109
Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	20,704	7,788,845
Machinery-Diversified — 0.2%
AGCO Corp.	10,659	1,064,194
Media — 1.5%
Comcast Corp., Class A	165,765	7,238,957
Miscellaneous Manufacturing — 0.9%
3M Co.	27,412	3,521,620
Carlisle Cos., Inc.	2,787	1,176,755
		4,698,375
Oil & Gas — 5.5%
Chevron Corp.	17,993	2,677,718
ConocoPhillips	36,315	3,977,945
Devon Energy Corp.	111,127	4,298,392
Exxon Mobil Corp.	68,870	8,042,639
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Marathon Petroleum Corp.	26,871	$ 3,908,925
Valero Energy Corp.	33,113	4,296,743
		27,202,362
Oil & Gas Services — 0.3%
Halliburton Co.	46,659	1,294,321
Packaging & Containers — 0.4%
AptarGroup, Inc.	10,936	1,836,264
Pharmaceuticals — 2.3%
BellRing Brands, Inc.†	16,944	1,115,423
Cardinal Health, Inc.	15,875	1,722,755
Johnson & Johnson	31,425	5,023,600
McKesson Corp.	1,479	740,373
Organon & Co.	42,374	795,784
Viatris, Inc.	157,650	1,828,740
		11,226,675
Private Equity — 0.9%
KKR & Co., Inc.	32,434	4,483,676
Real Estate — 1.5%
CBRE Group, Inc., Class A†	47,201	6,181,915
Jones Lang LaSalle, Inc.†	5,246	1,421,456
		7,603,371
REITS — 3.9%
AvalonBay Communities, Inc.	18,950	4,199,509
Brixmor Property Group, Inc.	50,813	1,369,410
Omega Healthcare Investors, Inc.	48,708	2,068,629
Simon Property Group, Inc.	34,100	5,766,992
Welltower, Inc.	45,134	6,087,674
		19,492,214
Retail — 5.6%
Best Buy Co., Inc.	41,280	3,732,950
Dick's Sporting Goods, Inc.	8,959	1,753,724
Domino's Pizza, Inc.	4,468	1,848,546
Ferguson Enterprises, Inc.	28,809	5,667,883
Gap, Inc.	34,336	713,159
Target Corp.	5,855	878,484
TJX Cos., Inc.	44,247	5,001,239
Walmart, Inc.	88,134	7,222,581
Williams-Sonoma, Inc.	8,123	1,089,538
		27,908,104
Semiconductors — 2.5%
Applied Materials, Inc.	13,104	2,379,424
Cirrus Logic, Inc.†	8,643	949,174
QUALCOMM, Inc.	13,430	2,186,001
Texas Instruments, Inc.	34,418	6,992,361
		12,506,960
Software — 3.1%
Dropbox, Inc., Class A†	28,137	727,341
Electronic Arts, Inc.	38,374	5,788,718
Nutanix, Inc., Class A†	25,528	1,585,289
Salesforce, Inc.	12,857	3,746,144
Zoom Video Communications, Inc., Class A†	50,035	3,739,616
		15,587,108
Telecommunications — 3.6%
AT&T, Inc.	369,651	8,331,934

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Motorola Solutions, Inc.	11,601	$ 5,212,909
Verizon Communications, Inc.	99,830	4,205,838
		17,750,681
Transportation — 1.7%
FedEx Corp.	16,864	4,618,206
JB Hunt Transport Services, Inc.	15,540	2,806,835
Ryder System, Inc.	7,171	1,048,974
		8,474,015
Water — 0.1%
American Water Works Co., Inc.	3,899	538,491
Total Long-Term Investment Securities (cost $426,224,676)		492,434,985
SHORT-TERM INVESTMENTS — 0.8%
U.S. Government Agency — 0.8%
Federal Home Loan Bank
4.60%, 11/01/2024	$4,035,000	4,034,496
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(1)	262,990	$ 262,990
Total Short-Term Investments (cost $4,297,990)		4,297,486
TOTAL INVESTMENTS (cost $430,522,666)	100.0%	496,732,471
Other assets less liabilities	(0.0)	(180,590)
NET ASSETS	100.0%	$496,551,881
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2024.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$492,434,985	$—	$—	$492,434,985
Short-Term Investments:
U.S. Government Agency	—	4,034,496	—	4,034,496
Other Short-Term Investments	262,990	—	—	262,990
Total Investments at Value	$492,697,975	$4,034,496	$—	$496,732,471
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	233	$ 6,850
Omnicom Group, Inc.	131	13,231
Publicis Groupe SA	407	43,398
		63,479
Aerospace/Defense — 1.2%
Airbus SE	560	85,338
BAE Systems PLC	9,826	158,449
Ducommun, Inc.†	284	16,696
L3Harris Technologies, Inc.	111	27,469
Leonardo DRS, Inc.†	1,138	34,220
Leonardo SpA	1,583	37,860
Lockheed Martin Corp.	316	172,552
Moog, Inc., Class A	149	28,101
Redwire Corp.†	2,050	15,764
Rolls-Royce Holdings PLC†	10,000	69,411
RTX Corp.	4,419	534,655
		1,180,515
Agriculture — 0.3%
Altria Group, Inc.	2,392	130,268
Andersons, Inc.	317	14,392
Bunge Global SA	53	4,453
Dole PLC	1,307	21,108
Philip Morris International, Inc.	965	128,056
Turning Point Brands, Inc.	256	12,091
		310,368
Airlines — 0.1%
Delta Air Lines, Inc.	400	22,888
SkyWest, Inc.†	462	43,983
United Airlines Holdings, Inc.†	205	16,043
		82,914
Apparel — 0.3%
adidas AG	202	48,159
Asics Corp.	1,600	28,152
Crocs, Inc.†	37	3,989
Hanesbrands, Inc.†	3,405	23,665
Hermes International SCA	42	95,357
LVMH Moet Hennessy Louis Vuitton SE	108	71,662
Ralph Lauren Corp.	26	5,146
Skechers USA, Inc., Class A†	83	5,101
Tapestry, Inc.	143	6,785
		288,016
Auto Manufacturers — 0.6%
Blue Bird Corp.†	724	30,488
Cummins, Inc.	84	27,634
Ford Motor Co.	2,507	25,797
General Motors Co.	742	37,664
Isuzu Motors, Ltd.	2,100	27,143
Kia Corp.	1,426	94,124
Mazda Motor Corp.	5,400	38,276
PACCAR, Inc.	326	33,995
REV Group, Inc.	625	16,563
Subaru Corp.	3,600	64,291
Tesla, Inc.†	695	173,646
Toyota Motor Corp.	4,400	75,847
		645,468
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	54	5,771
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
BorgWarner, Inc.	126	$ 4,237
Cheng Shin Rubber Industry Co., Ltd.	44,000	62,827
Gentex Corp.	135	4,092
		76,927
Banks — 4.6%
ABN AMRO Bank NV*	3,128	51,870
AIB Group PLC	7,595	40,464
Amalgamated Financial Corp.	637	21,126
Associated Banc-Corp	765	18,161
Banco Bilbao Vizcaya Argentaria SA	2,990	29,780
Banco de Sabadell SA	17,496	34,167
Banco Santander SA	19,363	94,690
Bancorp, Inc.†	389	19,551
Bank of America Corp.	14,243	595,642
Bank of N.T. Butterfield & Son, Ltd.	759	27,757
Bank of New York Mellon Corp.	1,757	132,408
BankUnited, Inc.	689	24,349
Barclays PLC	23,236	71,235
BAWAG Group AG*	882	68,177
BayCom Corp.	452	11,232
BNP Paribas SA	1,880	128,429
Central Pacific Financial Corp.	452	12,177
Citigroup, Inc.	955	61,282
Citizens Financial Group, Inc.	244	10,277
CNB Financial Corp.	576	14,619
Commerce Bancshares, Inc.	69	4,313
Commonwealth Bank of Australia	506	47,074
Cullen/Frost Bankers, Inc.	28	3,566
Customers Bancorp, Inc.†	445	20,528
Deutsche Bank AG	3,873	65,948
Eagle Bancorp, Inc.	452	11,847
East West Bancorp, Inc.	74	7,214
Equity Bancshares, Inc., Class A	382	16,231
Erste Group Bank AG	969	54,573
Fifth Third Bancorp	296	12,929
Financial Institutions, Inc.	600	14,406
First BanCorp/Puerto Rico	2,237	43,129
First Citizens BancShares, Inc., Class A	7	13,561
First Financial Corp.	376	16,153
First Horizon Corp.	148	2,565
First Internet Bancorp	209	7,309
Goldman Sachs Group, Inc.	176	91,131
Hana Financial Group, Inc.	581	25,053
HomeStreet, Inc.	481	4,356
Hope Bancorp, Inc.	1,482	18,362
HSBC Holdings PLC	11,300	103,186
Huntington Bancshares, Inc.	778	12,129
Independent Bank Corp.	368	23,147
Independent Bank Corp.	573	18,783
ING Groep NV	4,101	69,613
Intesa Sanpaolo SpA	19,081	81,796
JPMorgan Chase & Co.	3,894	864,157
KBC Group NV	703	50,989
Kearny Financial Corp.	1,331	9,304
Lloyds Banking Group PLC	155,586	107,515
M&T Bank Corp.	73	14,212
Mercantile Bank Corp.	130	5,572
Mitsubishi UFJ Financial Group, Inc.	8,600	89,780
Morgan Stanley	881	102,416
NatWest Group PLC	13,129	62,119
Northeast Community Bancorp, Inc.	777	20,171
Northern Trust Corp.	110	11,057

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OFG Bancorp	751	$ 30,243
PNC Financial Services Group, Inc.	214	40,290
Preferred Bank	213	17,971
Rakuten Bank, Ltd.†	1,800	36,339
Regions Financial Corp.	492	11,744
Sandy Spring Bancorp, Inc.	495	16,652
ServisFirst Bancshares, Inc.	79	6,568
Shinhan Financial Group Co., Ltd.	1,053	38,830
Standard Chartered PLC	5,337	61,558
State Street Corp.	190	17,632
Sumitomo Mitsui Financial Group, Inc.	4,200	88,670
UBS Group AG	1,937	59,796
UniCredit SpA	3,200	141,770
Univest Financial Corp.	604	16,809
US Bancorp	6,722	324,740
Webster Financial Corp.	93	4,817
Wells Fargo & Co.	1,871	121,465
Zions Bancorp NA	41	2,134
		4,631,615
Beverages — 0.7%
Anheuser-Busch InBev SA NV	665	39,597
Coca-Cola Co.	2,617	170,916
Coca-Cola Consolidated, Inc.	21	23,609
Coca-Cola Femsa SAB de CV ADR	344	28,679
Coca-Cola HBC AG	1,471	51,439
Constellation Brands, Inc., Class A	23	5,344
Keurig Dr Pepper, Inc.	748	24,647
Kirin Holdings Co., Ltd.	1,600	23,496
Monster Beverage Corp.†	3,394	178,796
PepsiCo, Inc.	1,023	169,900
		716,423
Biotechnology — 0.7%
ACADIA Pharmaceuticals, Inc.†	741	10,811
ADMA Biologics, Inc.†	1,157	18,871
Aeglea BioTherapeutics, Inc. CVR†(1)	1,300	0
Akeso, Inc.*†	1,000	8,077
Amgen, Inc.	278	89,004
Amicus Therapeutics, Inc.†	949	10,837
ANI Pharmaceuticals, Inc.†	78	4,465
Aptevo Therapeutics, Inc.†	16	4
Arcellx, Inc.†	225	18,961
Arcturus Therapeutics Holdings, Inc.†	318	5,638
Ardelyx, Inc.†	2,804	16,459
Aurinia Pharmaceuticals, Inc.†	1,059	7,635
Avidity Biosciences, Inc.†	253	10,692
BioCryst Pharmaceuticals, Inc.†	1,179	9,444
Bio-Rad Laboratories, Inc., Class A†	14	5,015
Blueprint Medicines Corp.†	181	15,839
Cara Therapeutics, Inc.†	426	132
ChromaDex Corp.†	981	3,424
Dynavax Technologies Corp.†	486	5,759
Entrada Therapeutics, Inc.†	300	5,142
Fate Therapeutics, Inc.†	800	1,896
Genmab A/S†	108	24,103
Geron Corp.†	3,160	12,988
Gilead Sciences, Inc.	1,673	148,596
Greenwich Lifesciences, Inc.†	176	2,367
Halozyme Therapeutics, Inc.†	452	22,858
Harvard Bioscience, Inc.†	800	1,880
Innoviva, Inc.†	1,071	20,949
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Insmed, Inc.†	340	$ 22,875
Janux Therapeutics, Inc.†	124	6,695
Kiniksa Pharmaceuticals International PLC†	529	11,950
Krystal Biotech, Inc.†	81	13,975
Kymera Therapeutics, Inc.†	122	5,633
Ligand Pharmaceuticals, Inc.†	214	22,620
Mustang Bio, Inc.†	100	28
Myriad Genetics, Inc.†	360	7,906
Novavax, Inc.†	360	3,460
Nuvalent, Inc., Class A†(2)	50	4,424
Organogenesis Holdings, Inc.†	953	2,640
PDL BioPharma, Inc.†(1)	3,800	618
Precigen, Inc.†	1,205	950
PTC Therapeutics, Inc.†	287	11,457
Puma Biotechnology, Inc.†	782	2,229
Q32 Bio, Inc.†	258	12,185
REGENXBIO, Inc.†	230	1,976
Rigel Pharmaceuticals, Inc.†	626	8,532
Soleno Therapeutics, Inc.†	68	3,744
Summit Therapeutics, Inc.†	283	5,261
Surface Oncology†(1)	2,413	269
TG Therapeutics, Inc.†	791	19,822
Theravance Biopharma, Inc.†	458	3,774
United Therapeutics Corp.†	28	10,471
Veracyte, Inc.†	490	16,532
Vericel Corp.†	195	8,588
Xencor, Inc.†	310	6,513
XOMA Corp.†	99	2,990
		699,963
Building Materials — 0.7%
Apogee Enterprises, Inc.	317	23,724
Boise Cascade Co.	300	39,909
Builders FirstSource, Inc.†	81	13,884
Cie de Saint-Gobain SA	1,025	93,019
Eagle Materials, Inc.	20	5,709
Fortune Brands Innovations, Inc.	73	6,083
Heidelberg Materials AG	533	58,667
Holcim AG	646	63,718
Johnson Controls International PLC	337	25,460
Masco Corp.	169	13,505
Modine Manufacturing Co.†	435	51,230
Mohawk Industries, Inc.†	35	4,700
Owens Corning	66	11,668
TOTO, Ltd.	900	25,214
UFP Industries, Inc.	39	4,771
Vulcan Materials Co.	909	249,002
		690,263
Chemicals — 1.2%
Air Liquide SA	213	38,168
BASF SE	296	14,377
Brenntag SE	379	24,695
Cabot Corp.	287	30,947
Celanese Corp.	58	7,306
CF Industries Holdings, Inc.	99	8,141
Codexis, Inc.†	1,500	4,710
Dow, Inc.	436	21,530
Eastman Chemical Co.	73	7,671
Ecolab, Inc.	807	198,304
Evonik Industries AG	1,940	42,697
Givaudan SA	9	42,760
Hawkins, Inc.	231	24,694

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc.	1,212	$ 13,986
Linde PLC	371	169,232
LyondellBasell Industries NV, Class A	202	17,544
Nitto Denko Corp.	2,500	41,108
PPG Industries, Inc.	67	8,342
Rayonier Advanced Materials, Inc.†	2,681	21,341
Sherwin-Williams Co.	1,071	384,243
Shin-Etsu Chemical Co., Ltd.	2,400	88,832
Solvay SA, Class A	247	9,952
		1,220,580
Coal — 0.0%
Teck Resources, Ltd., Class B	627	29,172
Commercial Services — 1.5%
ABM Industries, Inc.	409	21,701
ADT, Inc.	498	3,586
American Public Education, Inc.†	893	13,547
Arlo Technologies, Inc.†	2,012	20,442
Automatic Data Processing, Inc.	1,170	338,411
Barrett Business Services, Inc.	720	26,057
Chegg, Inc.†	635	1,016
Cimpress PLC†	209	14,423
Corpay, Inc.†	37	12,200
CRA International, Inc.	127	23,132
Cross Country Healthcare, Inc.†	635	7,245
H&R Block, Inc.	86	5,137
LiveRamp Holdings, Inc.†	512	12,815
Medifast, Inc.†	316	5,808
New Oriental Education & Technology Group, Inc. ADR	353	22,098
PayPal Holdings, Inc.†	3,491	276,836
Perdoceo Education Corp.	777	17,366
Recruit Holdings Co., Ltd.	1,500	91,983
RELX PLC	2,296	105,529
S&P Global, Inc.	502	241,141
Service Corp. International	112	9,145
StoneCo., Ltd., Class A†	1,588	17,627
Toppan Holdings, Inc.	1,100	32,162
TravelSky Technology, Ltd.	20,284	28,502
U-Haul Holding Co.	10	733
U-Haul Holding Co. (NES)	123	8,396
United Rentals, Inc.	39	31,699
Wolters Kluwer NV	454	76,516
		1,465,253
Computers — 3.0%
Accenture PLC, Class A	610	210,340
Amdocs, Ltd.	776	68,090
Apple, Inc.	8,710	1,967,676
Capgemini SE	130	22,411
Check Point Software Technologies, Ltd.†	416	72,055
Cognizant Technology Solutions Corp., Class A	1,245	92,865
Dell Technologies, Inc., Class C	184	22,748
ExlService Holdings, Inc.†	490	20,418
Fujitsu, Ltd.	4,000	73,507
Hewlett Packard Enterprise Co.	831	16,196
HP, Inc.	2,861	101,623
Insight Enterprises, Inc.†	128	22,390
International Business Machines Corp.	953	197,004
Leidos Holdings, Inc.	83	15,202
NetApp, Inc.	300	34,593
Otsuka Corp.	1,600	36,002
Qualys, Inc.†	192	22,894
Security Description	Shares or Principal Amount	Value

Computers (continued)
Science Applications International Corp.	26	$ 3,752
Unisys Corp.†	3,938	27,212
Varonis Systems, Inc.†	574	28,913
		3,055,891
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	816	76,467
Edgewell Personal Care Co.	371	12,966
Kao Corp.	1,100	48,704
L'Oreal SA	233	87,744
Procter & Gamble Co.	1,815	299,802
Unilever PLC	3,333	203,988
		729,671
Distribution/Wholesale — 0.4%
G-III Apparel Group, Ltd.†	543	16,442
Marubeni Corp.	3,310	49,155
Mitsubishi Corp.	2,100	38,312
MRC Global, Inc.†	1,786	21,896
ScanSource, Inc.†	357	15,141
WESCO International, Inc.	32	6,143
WW Grainger, Inc.	275	305,038
		452,127
Diversified Financial Services — 2.4%
AerCap Holdings NV	554	51,827
Ally Financial, Inc.	150	5,258
American Express Co.	384	103,711
Ameriprise Financial, Inc.	56	28,577
Apollo Global Management, Inc.	305	43,694
Artisan Partners Asset Management, Inc., Class A	542	23,902
Bread Financial Holdings, Inc.	318	15,852
BrightSphere Investment Group, Inc.	602	15,887
Capital One Financial Corp.	188	30,605
CME Group, Inc.	431	97,130
Dave, Inc.†	415	16,002
Discover Financial Services	142	21,077
Enova International, Inc.†	558	48,496
Hamilton Lane, Inc., Class A	160	28,742
IG Group Holdings PLC	5,728	66,133
Intercontinental Exchange, Inc.	1,977	308,155
International Money Express, Inc.†	765	13,456
Invesco, Ltd.	124	2,150
Jefferies Financial Group, Inc.	130	8,317
LPL Financial Holdings, Inc.	39	11,005
Mastercard, Inc., Class A	126	62,948
Mr. Cooper Group, Inc.†	451	39,936
Navient Corp.	601	8,552
Radian Group, Inc.	1,502	52,435
Raymond James Financial, Inc.	112	16,601
SEI Investments Co.	71	5,308
SLM Corp.	1,653	36,416
Stifel Financial Corp.	56	5,803
Synchrony Financial	229	12,627
T. Rowe Price Group, Inc.	121	13,293
Visa, Inc., Class A	4,194	1,215,631
Voya Financial, Inc.	27	2,168
Western Union Co.	2,709	29,149
		2,440,843
Electric — 1.3%
ALLETE, Inc.	345	22,049
Atco, Ltd., Class I	2,100	72,878
CLP Holdings, Ltd.	4,000	33,982

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Consolidated Edison, Inc.	921	$ 93,647
Dominion Energy, Inc.	520	30,956
Duke Energy Corp.	478	55,099
E.ON SE	1,936	26,148
Edison International	180	14,832
Endesa SA	1,162	25,041
Engie SA	7,128	119,425
Evergy, Inc.	142	8,582
Genie Energy, Ltd., Class B	481	7,561
Iberdrola SA	6,513	96,594
Kansai Electric Power Co., Inc.	2,500	39,855
National Grid PLC	3,364	42,279
NextEra Energy, Inc.	2,073	164,285
NRG Energy, Inc.	130	11,752
OGE Energy Corp.	125	4,999
Otter Tail Corp.	278	21,829
Pinnacle West Capital Corp.	71	6,235
PPL Corp.	459	14,945
Public Service Enterprise Group, Inc.	337	30,131
Sempra	2,815	234,687
Southern Co.	308	28,037
Vistra Corp.	721	90,096
WEC Energy Group, Inc.	86	8,216
		1,304,140
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	19	5,713
American Superconductor Corp.†	591	14,491
Brother Industries, Ltd.	5,500	107,026
Eaton Corp. PLC	1,872	620,718
Emerson Electric Co.	1,811	196,077
EnerSys	228	22,084
Nexans SA	432	59,957
Powell Industries, Inc.	158	40,287
Schneider Electric SE	360	93,134
		1,159,487
Electronics — 0.9%
ABB, Ltd.	1,743	96,805
Allegion PLC	51	7,121
Arrow Electronics, Inc.†	47	5,577
Atkore, Inc.	203	17,409
Badger Meter, Inc.	116	23,206
Bel Fuse, Inc., Class B	276	20,816
Benchmark Electronics, Inc.	478	20,697
Hon Hai Precision Industry Co., Ltd.	13,000	81,512
Honeywell International, Inc.	1,566	322,095
Hoya Corp.	500	66,637
Jabil, Inc.	63	7,755
Murata Manufacturing Co., Ltd.	2,800	48,723
NEXTracker, Inc., Class A†	623	24,808
Sanmina Corp.†	255	17,876
Sensata Technologies Holding PLC	850	29,189
TD SYNNEX Corp.	54	6,229
TDK Corp.	4,500	53,172
Turtle Beach Corp.†	1,075	17,168
Yokogawa Electric Corp.	2,200	48,971
		915,766
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	59	11,474
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
REX American Resources Corp.†	304	$ 13,598
Shoals Technologies Group, Inc., Class A†	2,547	13,779
		38,851
Engineering & Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	1,200	57,441
Aena SME SA*	194	42,854
Cellnex Telecom SA*	1,390	50,822
Dycom Industries, Inc.†	191	33,297
Eiffage SA	384	35,714
EMCOR Group, Inc.	45	20,073
Frontdoor, Inc.†	432	21,466
Limbach Holdings, Inc.†	486	36,921
TopBuild Corp.†	8	2,827
Tutor Perini Corp.†	701	18,170
		319,585
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,343	53,891
La Francaise des Jeux SAEM*	468	20,000
Rush Street Interactive, Inc.†	1,711	18,513
Toho Co., Ltd.	700	26,729
United Parks & Resorts, Inc.†	243	12,789
		131,922
Environmental Control — 0.4%
Waste Management, Inc.	1,739	375,363
Food — 1.6%
Cal-Maine Foods, Inc.	352	30,899
Campbell Soup Co.	185	8,630
Carrefour SA	1,646	26,086
Conagra Brands, Inc.	296	8,566
Danone SA	647	46,228
Empire Co., Ltd., Class A	3,600	103,862
Flowers Foods, Inc.	2,560	56,909
General Mills, Inc.	330	22,447
George Weston, Ltd.	633	100,404
Hormel Foods Corp.	68	2,077
Ingredion, Inc.	40	5,310
John B. Sanfilippo & Son, Inc.	127	10,479
Kellanova	888	71,617
Koninklijke Ahold Delhaize NV	4,460	147,159
Kraft Heinz Co.	651	21,783
Kroger Co.	1,933	107,803
Loblaw Cos., Ltd.	1,027	129,847
Marks & Spencer Group PLC	10,038	48,614
Mondelez International, Inc., Class A	1,274	87,244
Nestle SA	1,206	114,040
Nestle SA ADR	768	72,591
Salmar ASA	547	27,742
Sprouts Farmers Market, Inc.†	562	72,178
Sysco Corp.	310	23,235
Tesco PLC	29,522	130,341
WH Group, Ltd.*	151,500	117,359
		1,593,450
Food Service — 0.1%
Compass Group PLC	2,203	71,353
Sodexo SA	453	39,327
		110,680
Forest Products & Paper — 0.2%
International Paper Co.	1,802	100,083

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Forest Products & Paper (continued)
Mondi PLC	3,294	$ 53,338
Sylvamo Corp.	370	31,458
		184,879
Gas — 0.2%
Canadian Utilities, Ltd., Class A	1,200	30,725
Centrica PLC	30,515	46,460
Osaka Gas Co., Ltd.	2,700	57,888
Southwest Gas Holdings, Inc.	315	23,074
		158,147
Hand/Machine Tools — 0.1%
Makita Corp.	1,800	58,752
Snap-on, Inc.	33	10,894
		69,646
Healthcare-Products — 1.9%
Alcon, Inc.	2,012	185,003
Bioventus, Inc., Class A†	1,597	21,671
CareDx, Inc.†	500	11,065
Glaukos Corp.†	138	18,250
Integer Holdings Corp.†	198	24,601
Intuitive Surgical, Inc.†	602	303,312
iRadimed Corp.	151	7,440
Koninklijke Philips NV†	1,570	41,213
Lantheus Holdings, Inc.†	127	13,950
Medtronic PLC	796	71,043
MiMedx Group, Inc.†	1,450	9,933
Olympus Corp.	2,500	43,975
OraSure Technologies, Inc.†	1,971	8,012
Quanterix Corp.†	318	4,202
Semler Scientific, Inc.†	389	11,429
Smith & Nephew PLC	2,227	27,601
Sonova Holding AG	121	44,192
Stryker Corp.	1,411	502,711
Surmodics, Inc.†	343	12,869
Tactile Systems Technology, Inc.†	1,483	21,518
Teleflex, Inc.	29	5,831
Thermo Fisher Scientific, Inc.	1,008	550,691
Twist Bioscience Corp.†	243	9,807
Zynex, Inc.†	1,352	11,668
		1,961,987
Healthcare-Services — 1.0%
Addus HomeCare Corp.†	165	20,529
Bumrungrad Hospital PCL	5,700	45,929
Cigna Group	177	55,721
DaVita, Inc.†	51	7,130
Ensign Group, Inc.	380	58,896
HCA Healthcare, Inc.	215	77,129
ICON PLC†	96	21,323
Joint Corp.†	866	9,569
Labcorp Holdings, Inc.	59	13,468
Molina Healthcare, Inc.†	20	6,424
Quest Diagnostics, Inc.	85	13,161
Tenet Healthcare Corp.†	189	29,299
UnitedHealth Group, Inc.	1,203	679,094
Universal Health Services, Inc., Class B	50	10,216
		1,047,888
Holding Companies-Diversified — 0.1%
Alfa SAB de CV, Class A	115,350	83,243
Security Description	Shares or Principal Amount	Value

Home Builders — 0.3%
D.R. Horton, Inc.	233	$ 39,377
Daiwa House Industry Co., Ltd.	1,300	38,660
Forestar Group, Inc.†	486	15,343
Hovnanian Enterprises, Inc., Class A†	124	21,829
KB Home	329	25,827
Lennar Corp., Class A	168	28,610
M/I Homes, Inc.†	300	45,477
NVR, Inc.†	2	18,306
PulteGroup, Inc.	169	21,891
Toll Brothers, Inc.	32	4,686
Vistry Group PLC†	2,165	25,602
Winnebago Industries, Inc.	259	14,514
		300,122
Home Furnishings — 0.1%
Panasonic Holdings Corp.	1,300	10,417
Rational AG	37	36,240
Sony Group Corp.	3,000	52,741
		99,398
Household Products/Wares — 0.2%
Clorox Co.	500	79,275
Kimberly-Clark Corp.	639	85,741
		165,016
Insurance — 3.0%
Aegon, Ltd.	9,034	57,092
Aflac, Inc.	679	71,152
Ageas SA	902	46,982
AIA Group, Ltd.	4,235	33,699
Allianz SE	309	97,321
Allstate Corp.	260	48,495
Ambac Financial Group, Inc.†	1,028	11,627
American Financial Group, Inc.	45	5,802
Arch Capital Group, Ltd.†	196	19,318
Assurant, Inc.	27	5,176
Aviva PLC	6,777	39,617
AXA SA	1,350	50,612
BB Seguridade Participacoes SA	9,300	55,132
Berkshire Hathaway, Inc., Class B†	1,280	577,178
Chubb, Ltd.	225	63,549
Cincinnati Financial Corp.	84	11,830
Employers Holdings, Inc.	339	16,516
Enstar Group, Ltd.†	68	21,930
Equitable Holdings, Inc.	215	9,748
Essent Group, Ltd.	515	30,905
Everest Group, Ltd.	12	4,267
Fidelity National Financial, Inc.	146	8,785
Genworth Financial, Inc.,†	4,658	31,395
Greenlight Capital Re, Ltd., Class A†	893	12,038
Hartford Financial Services Group, Inc.	603	66,595
HCI Group, Inc.	137	15,523
Jackson Financial, Inc., Class A	603	60,270
Japan Post Holdings Co., Ltd.	6,300	57,891
Japan Post Insurance Co., Ltd.	2,500	41,102
Loews Corp.	131	10,344
Manulife Financial Corp.	1,604	46,852
Markel Group, Inc.†	6	9,252
Marsh & McLennan Cos., Inc.	918	200,344
Medibank Private, Ltd.	14,522	34,040
MetLife, Inc.	449	35,211
MGIC Investment Corp.	4,303	107,747
MS&AD Insurance Group Holdings, Inc.	3,100	68,400
Muenchener Rueckversicherungs-Gesellschaft AG	142	72,754

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
NMI Holdings, Inc., Class A†	640	$ 24,755
NN Group NV	908	44,688
Old Republic International Corp.	159	5,554
Primerica, Inc.	19	5,259
Principal Financial Group, Inc.	131	10,794
Progressive Corp.	784	190,379
Prudential Financial, Inc.	197	24,129
Reinsurance Group of America, Inc.	34	7,177
Sompo Holdings, Inc.	4,100	87,662
T&D Holdings, Inc.	2,400	38,097
Travelers Cos., Inc.	1,588	390,553
Unum Group	104	6,675
W.R. Berkley Corp.	207	11,834
Willis Towers Watson PLC	160	48,350
		3,052,397
Internet — 5.9%
Airbnb, Inc., Class A†	530	71,439
Alphabet, Inc., Class A	3,665	627,118
Alphabet, Inc., Class C	1,390	240,039
Amazon.com, Inc.†	9,853	1,836,599
AudioEye, Inc.†	821	17,487
Auto Trader Group PLC*	2,948	31,989
Cargurus, Inc.†	529	16,410
eBay, Inc.	311	17,886
EverQuote, Inc., Class A†	1,074	19,311
Expedia Group, Inc.†	78	12,192
F5, Inc.†	36	8,420
Gen Digital, Inc.	388	11,295
HealthStream, Inc.	749	21,897
Hims & Hers Health, Inc.†	1,521	28,640
Kakaku.com, Inc.	1,000	15,335
Lands' End, Inc.†	1,177	18,526
Match Group, Inc.†	70	2,522
MediaAlpha, Inc., Class A†	814	13,944
Meta Platforms, Inc., Class A	2,302	1,306,569
Netflix, Inc.†	963	728,057
Palo Alto Networks, Inc.†	936	337,269
Rakuten Group, Inc.†	7,000	41,636
Sea, Ltd. ADR†	508	47,777
Stitch Fix, Inc., Class A†	4,377	13,809
Tencent Holdings, Ltd. ADR	430	22,450
Uber Technologies, Inc.†	4,017	289,425
Upwork, Inc.†	1,363	18,482
Wix.com, Ltd.†	301	50,303
Yelp, Inc.†	741	25,298
ZOZO, Inc.	700	22,729
		5,914,853
Investment Companies — 0.3%
EXOR NV	374	39,679
Industrivarden AB, Class A	920	31,692
Investor AB, Class B	5,553	157,218
Itausa SA (Preference Shares)	17,800	32,669
		261,258
Iron/Steel — 0.2%
BlueScope Steel, Ltd.	2,496	33,054
Carpenter Technology Corp.	242	36,179
Commercial Metals Co.	27	1,453
Evraz PLC†(1)	3,725	66
Fortescue, Ltd.	2,840	35,283
Reliance, Inc.	37	10,595
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Russel Metals, Inc.	926	$ 25,784
Steel Dynamics, Inc.	131	17,095
		159,509
Lodging — 0.1%
InterContinental Hotels Group PLC	540	59,469
MGM Resorts International†	195	7,190
Wynn Resorts, Ltd.	61	5,857
		72,516
Machinery-Construction & Mining — 0.6%
Argan, Inc.	364	48,063
Caterpillar, Inc.	592	222,710
Hitachi, Ltd.	7,990	201,094
Mitsubishi Heavy Industries, Ltd.	4,300	60,146
Oshkosh Corp.	44	4,499
Siemens Energy AG†	560	22,870
Terex Corp.	488	25,235
		584,617
Machinery-Diversified — 0.4%
Applied Industrial Technologies, Inc.	137	31,728
Atlas Copco AB, Class A	2,384	39,541
CNH Industrial NV	3,338	37,486
Deere & Co.	151	61,108
Dover Corp.	68	12,874
GEA Group AG	1,681	82,825
Middleby Corp.†	30	3,891
Tennant Co.	185	16,199
Thermon Group Holdings, Inc.†	537	14,075
THK Co., Ltd.	700	11,499
Wartsila OYJ Abp	2,494	47,532
		358,758
Media — 0.5%
Comcast Corp., Class A	6,207	271,060
Fox Corp., Class A	212	8,904
Gannett Co., Inc.†	3,792	17,784
Pearson PLC	2,904	42,598
Walt Disney Co.	2,026	194,901
		535,247
Metal Fabricate/Hardware — 0.1%
Mayville Engineering Co., Inc.†	851	17,420
Mueller Industries, Inc.	452	37,050
Olympic Steel, Inc.	295	10,585
		65,055
Mining — 0.4%
Anglo American PLC	936	29,286
BHP Group, Ltd.	1,297	36,039
Dundee Precious Metals, Inc.	7,640	77,698
Glencore PLC	8,480	44,189
Kaiser Aluminum Corp.	211	15,669
Kinross Gold Corp.	4,400	44,400
Rio Tinto PLC	1,039	67,218
Rio Tinto, Ltd.	868	67,546
SSR Mining, Inc.	2,800	17,276
		399,321
Miscellaneous Manufacturing — 0.3%
3M Co.	451	57,940
Core Molding Technologies, Inc.†	437	6,577
Fabrinet†	113	27,229

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Knorr-Bremse AG	494	$ 40,629
Orica, Ltd.	2,420	27,388
Siemens AG	442	85,800
Textron, Inc.	140	11,259
Trelleborg AB, Class B	1,450	48,469
		305,291
Office Furnishings — 0.0%
Interface, Inc.	1,026	17,924
Steelcase, Inc., Class A	1,397	16,806
Virco Mfg. Corp.	979	13,735
		48,465
Office/Business Equipment — 0.0%
Seiko Epson Corp.	1,400	25,436
Xerox Holdings Corp.	1,333	10,891
		36,327
Oil & Gas — 1.9%
BP PLC	2,425	11,786
Chevron Corp.	2,211	329,041
ConocoPhillips	1,483	162,448
Devon Energy Corp.	370	14,312
ENEOS Holdings, Inc.	8,200	41,180
EOG Resources, Inc.	373	45,491
EQT Corp.	2,538	92,739
Exxon Mobil Corp.	3,035	354,427
Helmerich & Payne, Inc.	424	14,246
Idemitsu Kosan Co., Ltd.	6,400	43,506
Imperial Oil, Ltd.	800	59,698
Inpex Corp.	3,800	49,811
Marathon Oil Corp.	364	10,083
Marathon Petroleum Corp.	649	94,410
MEG Energy Corp.	1,700	31,073
Murphy Oil Corp.	953	30,000
Noble Corp. PLC	560	17,909
Noble Corp. PLC	9	288
PetroChina Co., Ltd.	70,000	52,450
Phillips 66	714	86,980
Ring Energy, Inc.†	12,513	18,519
SandRidge Energy, Inc.	1,657	18,376
Shell PLC	4,550	151,357
SM Energy Co.	901	37,815
TotalEnergies SE	2,232	139,608
VAALCO Energy, Inc.	1,941	10,365
Valero Energy Corp.	207	26,860
		1,944,778
Oil & Gas Services — 0.1%
Baker Hughes Co.	545	20,754
DNOW, Inc.†	2,705	32,000
Newpark Resources, Inc.†	2,262	15,065
TechnipFMC PLC	235	6,272
		74,091
Packaging & Containers — 0.2%
Amcor PLC	896	9,973
Berry Global Group, Inc.	64	4,509
Crown Holdings, Inc.	1,699	158,941
Gerresheimer AG	395	33,302
Graphic Packaging Holding Co.	190	5,369
		212,094
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 4.8%
AbbVie, Inc.	3,084	$ 628,735
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Agios Pharmaceuticals, Inc.†	240	10,663
Akebia Therapeutics, Inc.†	2,026	3,363
Alkermes PLC†	648	16,654
Amneal Pharmaceuticals, Inc.†	1,166	9,876
Amphastar Pharmaceuticals, Inc.†	383	19,353
Anika Therapeutics, Inc.†	237	4,055
AstraZeneca PLC	926	131,651
Bristol-Myers Squibb Co.	1,135	63,299
Cardinal Health, Inc.	946	102,660
Catalyst Pharmaceuticals, Inc.†	486	10,595
Cencora, Inc.	507	115,637
Chugai Pharmaceutical Co., Ltd.	1,400	66,798
Collegium Pharmaceutical, Inc.†	262	8,945
Corbus Pharmaceuticals Holdings, Inc.†	48	766
Corcept Therapeutics, Inc.†	340	16,650
Daiichi Sankyo Co., Ltd.	2,400	77,647
Eli Lilly & Co.	925	767,510
Fennec Pharmaceuticals, Inc.†	543	2,368
Galderma Group AG†	96	8,987
GSK PLC	8,241	150,553
Gyre Therapeutics, Inc.†	188	2,688
Harmony Biosciences Holdings, Inc.†	362	11,631
Harrow, Inc.†	309	13,924
Henry Schein, Inc.†	79	5,548
Heron Therapeutics, Inc.†	1,100	1,914
Hikma Pharmaceuticals PLC	1,959	46,828
Ipsen SA	232	28,177
Ironwood Pharmaceuticals, Inc.†	1,067	4,215
Johnson & Johnson	3,761	601,233
MannKind Corp.†	1,505	10,640
McKesson Corp.	103	51,561
Merck & Co., Inc.	2,723	278,617
Nature's Sunshine Products, Inc.†	964	12,204
Novartis AG	2,892	313,790
Novo Nordisk A/S, Class B	2,960	330,969
Otsuka Holdings Co., Ltd.	1,000	60,337
Owens & Minor, Inc.†	814	10,346
Protagonist Therapeutics, Inc.†	290	13,294
Recordati Industria Chimica e Farmaceutica SpA	526	29,871
Rhythm Pharmaceuticals, Inc.†	246	11,742
Roche Holding AG	849	263,677
Sandoz Group AG	36	1,642
Sanofi SA	1,432	151,090
Shionogi & Co., Ltd.	2,100	29,954
SIGA Technologies, Inc.	2,044	14,758
Spectrum Pharmaceuticals, Inc.†(1)	2,839	0
Teva Pharmaceutical Industries, Ltd. ADR†	1,952	35,995
UCB SA	110	21,162
USANA Health Sciences, Inc.†	214	7,905
Vanda Pharmaceuticals, Inc.†	900	4,185
Vaxcyte, Inc.†	175	18,611
Viatris, Inc.	740	8,584
Voyager Therapeutics, Inc.†	676	4,617
Y-mAbs Therapeutics, Inc.†	859	12,464
Zoetis, Inc.	1,171	209,351
		4,840,289
Pipelines — 0.2%
Antero Midstream Corp.	281	4,038
Cheniere Energy, Inc.	142	27,176

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
DT Midstream, Inc.	26	$ 2,344
Kinder Morgan, Inc.	7,263	178,016
		211,574
Private Equity — 0.1%
3i Group PLC	2,886	118,131
Onex Corp.	431	31,023
		149,154
Real Estate — 0.2%
Daito Trust Construction Co., Ltd.	1,031	113,842
Kennedy-Wilson Holdings, Inc.	1,363	14,570
Mitsubishi Estate Co., Ltd.	1,600	23,638
Newmark Group, Inc., Class A	1,148	17,208
RMR Group, Inc., Class A	543	13,070
Swire Pacific, Ltd., Class A	5,300	44,436
		226,764
REITS — 1.0%
Alexander's, Inc.	47	10,671
American Assets Trust, Inc.	654	17,625
American Tower Corp.	1,084	231,477
Boardwalk Real Estate Investment Trust	601	31,208
Brandywine Realty Trust	2,428	12,310
CTO Realty Growth, Inc.	1,006	19,466
Curbline Properties Corp.†	584	13,216
DiamondRock Hospitality Co.	2,646	22,676
Diversified Healthcare Trust	5,828	20,806
Equinix, Inc.	278	252,446
Farmland Partners, Inc.	1,413	16,546
Innovative Industrial Properties, Inc.	173	22,350
JBG SMITH Properties	1,242	21,114
Klepierre SA	993	31,747
Ladder Capital Corp.	1,271	14,502
National Health Investors, Inc.	317	24,298
NexPoint Residential Trust, Inc.	377	15,702
Pebblebrook Hotel Trust	847	10,147
Piedmont Office Realty Trust, Inc., Class A	1,053	10,467
Ryman Hospitality Properties, Inc.	104	11,133
Sabra Health Care REIT, Inc.	1,629	31,603
Simon Property Group, Inc.	222	37,545
SITE Centers Corp.	292	4,657
Stockland	12,001	40,524
Summit Hotel Properties, Inc.	2,715	16,616
Tanger, Inc.	681	22,630
TPG RE Finance Trust, Inc.	1,636	14,413
		977,895
Retail — 3.0%
Abercrombie & Fitch Co., Class A†	245	32,289
American Eagle Outfitters, Inc.	1,166	22,842
Arcos Dorados Holdings, Inc.	3,300	29,073
Associated British Foods PLC	1,274	36,503
AutoNation, Inc.†	47	7,307
AutoZone, Inc.†	9	27,081
Best Buy Co., Inc.	722	65,290
BJ's Wholesale Club Holdings, Inc.†	38	3,220
BlueLinx Holdings, Inc.†	328	35,903
Brinker International, Inc.†	422	43,344
CarMax, Inc.†	96	6,948
Carvana Co.†	114	28,193
Cie Financiere Richemont SA, Class A	639	93,218
Cracker Barrel Old Country Store, Inc.	71	3,377
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	69	$ 11,041
Dick's Sporting Goods, Inc.	157	30,733
Dollarama, Inc.	400	41,625
Domino's Pizza, Inc.	90	37,236
El Pollo Loco Holdings, Inc.†	1,254	15,324
Genesco, Inc.†	227	5,816
Home Depot, Inc.	292	114,975
Industria de Diseno Textil SA	3,032	172,774
JD Sports Fashion PLC	5,223	8,357
Lithia Motors, Inc.	15	4,986
Lowe's Cos., Inc.	466	122,013
McDonald's Corp.	321	93,767
Murphy USA, Inc.	12	5,861
Next PLC	340	43,108
Pandora A/S	514	77,786
Patrick Industries, Inc.	210	26,456
Penske Automotive Group, Inc.	43	6,475
President Chain Store Corp.	4,000	36,548
Signet Jewelers, Ltd.	286	26,220
Starbucks Corp.	1,496	146,159
Target Corp.	1,670	250,567
TJX Cos., Inc.	4,302	486,255
Tokyo Gas Co., Ltd.	5,500	135,168
Vera Bradley, Inc.†	2,409	12,069
Walmart, Inc.	7,527	616,838
Williams-Sonoma, Inc.	70	9,389
		2,972,134
Savings & Loans — 0.1%
Axos Financial, Inc.†	595	40,293
Berkshire Hills Bancorp, Inc.	637	17,346
Flushing Financial Corp.	637	9,985
HomeTrust Bancshares, Inc.	362	12,000
Northfield Bancorp, Inc.	882	10,381
		90,005
Semiconductors — 4.2%
Amkor Technology, Inc.	132	3,359
ASML Holding NV (NASDAQ)	655	440,520
ASML Holding NV (XAMS)	287	192,981
Axcelis Technologies, Inc.†	210	17,915
Broadcom, Inc.	1,818	308,642
Infineon Technologies AG	895	28,263
Marvell Technology, Inc.	1,797	143,958
Novatek Microelectronics Corp.	2,000	31,062
NVIDIA Corp.	17,462	2,318,255
ON Semiconductor Corp.†	236	16,636
Photronics, Inc.†	1,276	29,093
QUALCOMM, Inc.	524	85,291
Samsung Electronics Co., Ltd.	1,833	77,473
SkyWater Technology, Inc.†	1,647	16,157
Skyworks Solutions, Inc.	83	7,269
STMicroelectronics NV	872	23,616
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,460	278,188
Texas Instruments, Inc.	381	77,404
Tokyo Electron, Ltd.	500	74,342
United Microelectronics Corp.	10,000	14,220
		4,184,644
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	24	4,439
Kongsberg Gruppen ASA	454	47,295
		51,734

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 5.3%
8x8, Inc.†	2,435	$ 5,430
ACI Worldwide, Inc.†	360	17,712
Adobe, Inc.†	1,035	494,813
Asana, Inc., Class A†	121	1,445
Box, Inc., Class A†	689	21,883
CommVault Systems, Inc.†	370	57,790
DigitalOcean Holdings, Inc.†	493	19,513
eGain Corp.†	1,020	5,018
Electronic Arts, Inc.	508	76,632
Fidelity National Information Services, Inc.	434	38,943
Immersion Corp.	1,748	14,736
Intuit, Inc.	390	238,017
Konami Group Corp.	600	55,253
Microsoft Corp.	6,733	2,735,955
Monday.com, Ltd.†	142	41,730
NetEase, Inc.	1,400	22,460
Oracle Corp.	2,173	364,716
Progress Software Corp.	358	22,944
Sage Group PLC	4,644	58,399
Salesforce, Inc.	1,148	334,493
SAP SE	943	220,409
Synopsys, Inc.†	371	190,549
Vimeo, Inc.†	3,459	16,499
Weave Communications, Inc.†	1,457	20,427
Workday, Inc., Class A†	891	208,360
Yext, Inc.†	1,906	13,799
Zeta Global Holdings Corp., Class A†	1,734	47,997
		5,345,922
Telecommunications — 1.8%
A10 Networks, Inc.	1,657	24,275
Arista Networks, Inc.†	569	219,884
AT&T, Inc.	8,263	186,248
Cisco Systems, Inc.	3,916	214,479
Deutsche Telekom AG	3,981	120,549
Extreme Networks, Inc.†	1,413	21,096
InterDigital, Inc.	184	27,681
Juniper Networks, Inc.	1,800	70,020
KDDI Corp.	1,900	59,369
Koninklijke KPN NV	31,110	121,565
Lumen Technologies, Inc.†	2,239	14,307
NETGEAR, Inc.†	1,183	25,931
Orange SA	5,679	62,368
SK Telecom Co., Ltd.	1,730	70,993
Telefonaktiebolaget LM Ericsson, Class B	11,518	95,841
Telefonica SA	12,586	59,033
Telenor ASA	5,989	73,570
T-Mobile US, Inc.	580	129,433
Verizon Communications, Inc.	4,817	202,940
		1,799,582
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	86	5,644
JAKKS Pacific, Inc.†	741	23,379
Nintendo Co., Ltd.	2,400	127,046
		156,069
Transportation — 0.8%
Ardmore Shipping Corp.	831	11,725
C.H. Robinson Worldwide, Inc.	600	61,824
Canadian Pacific Kansas City, Ltd.	1,343	103,626
CSX Corp.	1,212	40,772
DHT Holdings, Inc.	1,694	17,482
Security Description	Shares or Principal Amount	Value

Transportation (continued)
FedEx Corp.	153	$ 41,899
Getlink SE	1,856	31,515
International Seaways, Inc.	307	13,367
Kawasaki Kisen Kaisha, Ltd.	2,900	39,577
Matson, Inc.	227	35,160
Nippon Yusen KK	1,100	36,605
Scorpio Tankers, Inc.	254	14,801
Teekay Tankers, Ltd.	477	22,743
Union Pacific Corp.	1,368	317,472
		788,568
Water — 0.0%
Consolidated Water Co., Ltd.	1,126	26,754
United Utilities Group PLC	1,010	13,320
		40,074
Total Common Stocks (cost $47,522,413)		64,658,043
CORPORATE BONDS & NOTES — 12.0%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.
5.20%, 02/15/2064	$ 10,000	9,748
Northrop Grumman Corp.
2.93%, 01/15/2025	385,000	383,251
RTX Corp.
6.00%, 03/15/2031	10,000	10,591
		403,590
Agriculture — 0.2%
Altria Group, Inc.
6.88%, 11/01/2033	90,000	98,933
BAT Capital Corp.
6.00%, 02/20/2034	50,000	51,738
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	10,027
5.25%, 02/13/2034	10,000	10,026
		170,724
Auto Manufacturers — 0.0%
Ford Motor Co.
6.10%, 08/19/2032	20,000	20,085
Banks — 2.0%
Bank of America Corp.
3.50%, 04/19/2026	365,000	359,419
Citigroup, Inc.
3.20%, 10/21/2026	255,000	247,913
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	385,000	355,684
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	238,581
Morgan Stanley
5.32%, 07/19/2035	90,000	90,339
5.47%, 01/18/2035	130,000	131,696
US Bancorp
1.38%, 07/22/2030	325,000	269,519
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	242,090
5.56%, 07/25/2034	110,000	111,861
		2,047,102
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	381,350

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.3%
PayPal Holdings, Inc.
1.65%, 06/01/2025	$ 250,000	$ 245,595
Computers — 0.3%
Apple, Inc.
3.75%, 11/13/2047	350,000	284,250
Diversified Financial Services — 1.1%
American Express Co.
4.42%, 08/03/2033	250,000	240,223
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	333,339
Charles Schwab Corp.
5.88%, 08/24/2026	40,000	40,826
6.14%, 08/24/2034	10,000	10,610
Mastercard, Inc.
3.30%, 03/26/2027	245,000	238,946
Visa, Inc.
4.30%, 12/14/2045	245,000	216,863
		1,080,807
Electronics — 0.0%
Honeywell International, Inc.
5.00%, 03/01/2035	20,000	20,093
Entertainment — 0.0%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	10,000	8,764
5.39%, 03/15/2062	30,000	22,441
		31,205
Environmental Control — 0.0%
Waste Connections, Inc.
5.00%, 03/01/2034	10,000	9,924
Food — 0.0%
Kroger Co.
5.00%, 09/15/2034	20,000	19,672
Healthcare-Products — 0.1%
Solventum Corp.
5.40%, 03/01/2029*	20,000	20,255
5.45%, 03/13/2031*	20,000	20,168
5.90%, 04/30/2054*	20,000	20,036
		60,459
Healthcare-Services — 0.5%
Humana, Inc.
3.70%, 03/23/2029	270,000	255,989
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	201,912
		457,901
Insurance — 0.3%
Aon North America, Inc.
5.45%, 03/01/2034	30,000	30,455
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	235,091
		265,546
Internet — 0.0%
Meta Platforms, Inc.
4.75%, 08/15/2034	30,000	29,674
Security Description	Shares or Principal Amount	Value

Lodging — 0.0%
Las Vegas Sands Corp.
6.00%, 08/15/2029	$ 10,000	$ 10,201
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/2034	260,000	264,862
Comcast Corp.
2.89%, 11/01/2051	370,000	234,868
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	515,000	505,074
		1,004,804
Oil & Gas — 0.5%
Chevron USA, Inc.
3.90%, 11/15/2024	220,000	219,898
Devon Energy Corp.
5.75%, 09/15/2054	80,000	74,448
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	227,759
Occidental Petroleum Corp.
6.60%, 03/15/2046	20,000	20,482
		542,587
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.80%, 03/15/2029	20,000	20,159
4.95%, 03/15/2031	10,000	10,103
5.05%, 03/15/2034	10,000	10,074
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	224,777
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	10,176
5.20%, 02/22/2034	20,000	20,358
5.55%, 02/22/2054	10,000	10,115
5.65%, 02/22/2064	10,000	10,056
Cigna Group
1.25%, 03/15/2026	100,000	95,402
CVS Health Corp.
4.78%, 03/25/2038	255,000	227,575
Eli Lilly & Co.
4.60%, 08/14/2034	10,000	9,774
4.70%, 02/09/2034	20,000	19,718
5.10%, 02/09/2064	30,000	28,783
		697,070
Pipelines — 0.9%
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	40,000	41,423
Enterprise Products Operating LLC
3.75%, 02/15/2025	365,000	363,704
5.55%, 02/16/2055	80,000	79,410
MPLX LP
2.65%, 08/15/2030	295,000	259,590
ONEOK, Inc.
5.55%, 11/01/2026	20,000	20,270
5.65%, 11/01/2028	20,000	20,538
Williams Cos., Inc.
2.60%, 03/15/2031	120,000	103,930
		888,865
Retail — 1.0%
Home Depot, Inc.
3.00%, 04/01/2026	220,000	215,630

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Lowe's Cos, Inc.
3.75%, 04/01/2032	$ 270,000	$ 249,984
McDonald's Corp.
3.38%, 05/26/2025	255,000	253,044
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	259,788
		978,446
Semiconductors — 0.6%
Intel Corp.
3.90%, 03/25/2030	240,000	225,360
NVIDIA Corp.
3.20%, 09/16/2026	385,000	377,224
		602,584
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	375,000	371,252
3.60%, 04/01/2050	20,000	14,401
5.38%, 09/27/2054	30,000	28,542
		414,195
Telecommunications — 0.6%
AT&T, Inc.
5.35%, 09/01/2040	240,000	236,079
T-Mobile USA, Inc.
2.63%, 02/15/2029	300,000	273,579
3.88%, 04/15/2030	30,000	28,492
5.15%, 04/15/2034	10,000	9,984
Verizon Communications, Inc.
2.88%, 11/20/2050	125,000	79,651
		627,785
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	223,515
CSX Corp.
3.80%, 03/01/2028	245,000	239,143
FedEx Corp.
4.75%, 11/15/2045	275,000	241,147
		703,805
Total Corporate Bonds & Notes (cost $12,982,832)		11,998,319
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Commercial and Residential — 0.1%
NYC Trust FRS
Series 2024-3ELV, Class A 6.79%, (TSFR1M+1.99%), 08/15/2029*	100,000	100,596
U.S. Government Agency — 0.0%
Government National Mtg. Assoc. FRS
Series 2019-H13, Class FT 4.82%, (H15T1Y+0.45%), 08/20/2069	16,168	16,132
Total Collateralized Mortgage Obligations (cost $115,842)		116,728
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.8%
U.S. Government — 14.8%
United States Treasury Bonds
1.13%, 05/15/2040	735,000	458,772
1.25%, 05/15/2050	780,000	391,920
2.00%, 02/15/2050	230,000	141,109
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.75%, 11/15/2047	$ 855,000	$ 627,657
3.00%, 08/15/2048	1,020,000	780,380
3.38%, 05/15/2044	825,000	693,612
3.63%, 02/15/2053	340,000	291,802
3.88%, 05/15/2043	330,000	300,932
4.00%, 11/15/2052	100,000	91,891
4.13%, 08/15/2053	50,000	46,984
4.25%, 02/15/2054 to 08/15/2054	200,000	192,349
4.38%, 08/15/2043	90,000	87,768
4.63%, 05/15/2044	90,000	90,450
4.75%, 11/15/2043 to 11/15/2053	300,000	312,075
United States Treasury Notes
1.63%, 08/15/2029	770,000	686,924
2.00%, 11/15/2026	370,000	354,651
2.25%, 02/15/2027	1,330,000	1,275,241
2.63%, 02/15/2029	530,000	498,200
2.88%, 08/15/2028 to 05/15/2032	605,000	567,506
3.25%, 06/30/2027	770,000	753,126
3.50%, 04/30/2028 to 02/15/2033	1,245,000	1,200,465
3.63%, 09/30/2031	290,000	279,623
4.00%, 07/31/2030 to 01/31/2031	2,250,000	2,224,973
4.13%, 01/31/2025 to 08/31/2030	530,000	529,065
4.25%, 10/15/2025 to 06/30/2031	630,000	630,504
4.50%, 05/15/2027	210,000	211,796
4.63%, 03/15/2026 to 05/31/2031	860,000	878,856
United States Treasury Notes TIPS
1.88%, 07/15/2034(3)	321,024	318,756
		14,917,387
U.S. Government Agency — 2.0%
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	126,495	106,891
5.00%, 04/01/2053	89,962	88,294
Federal National Mtg. Assoc.
1.50%, 11/01/2041	80,340	65,865
2.00%, 10/01/2040 to 08/01/2042	338,064	284,536
2.50%, 03/01/2042 to 06/01/2051	386,566	326,699
3.00%, 05/01/2042 to 07/01/2051	218,519	191,556
3.50%, 04/01/2052	116,504	104,862
5.50%, 01/01/2053	55,495	54,998
Government National Mtg. Assoc.
2.50%, 01/20/2053	60,070	50,938
3.00%, 03/20/2052	80,971	71,039
4.50%, November 30 TBA	100,000	95,443
5.50%, 01/20/2053	84,114	83,896
Uniform Mtg. Backed Securities
3.00%, November 30 TBA	400,000	344,315
5.50%, November 30 TBA	100,000	99,050
		1,968,382
Total U.S. Government & Agency Obligations (cost $18,177,194)		16,885,769
UNAFFILIATED INVESTMENT COMPANIES — 5.0%
iShares Core High Dividend ETF	3,423	403,024
iShares Core S&P 500 ETF	7,153	4,086,080
iShares MSCI USA Momentum Factor ETF	2,175	440,242
iShares Russell 1000 Value ETF	680	127,622
Total Unaffiliated Investment Companies (cost $3,965,906)		5,056,968
Total Long-Term Investment Securities (cost $82,764,187)		98,715,827

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(4) (cost $2,059,194)	2,059,194	$ 2,059,194
TOTAL INVESTMENTS (cost $84,823,381)	100.3%	100,775,021
Other assets less liabilities	(0.3)	(289,266)
NET ASSETS	100.0%	$100,485,755
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $593,626 representing 0.6% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Nuvalent, Inc., Class A	03/25/2024	50	$3,835	$4,424	$88.49	0.0%
(3)	Principal amount of security is adjusted for inflation.
(4)	The rate shown is the 7-day yield as of October 31, 2024.
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	U.S. Treasury 5 Year Notes	December 2024	$219,528	$214,469	$5,059
						Unrealized (Depreciation)
9	Long	S&P 500 E-Mini Index	December 2024	$2,588,831	$2,582,325	$ (6,506)
1	Long	U.S. Treasury 10 Year Notes	December 2024	112,345	110,468	(1,877)
3	Long	U.S. Treasury 2 Year Notes	December 2024	623,760	617,835	(5,925)
23	Short	U.S. Treasury 10 Year Notes	December 2024	2,538,946	2,540,781	(1,835)
						$(16,143)
		Net Unrealized Appreciation (Depreciation)				$(11,084)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$20,081	$43,398	$—	$63,479
Aerospace/Defense	829,457	351,058	—	1,180,515
Apparel	44,686	243,330	—	288,016
Auto Manufacturers	345,787	299,681	—	645,468
Auto Parts & Equipment	14,100	62,827	—	76,927
Banks	2,928,194	1,703,421	—	4,631,615
Beverages	601,891	114,532	—	716,423
Biotechnology	666,896	32,180	887	699,963
Building Materials	449,645	240,618	—	690,263
Chemicals	917,991	302,589	—	1,220,580
Commercial Services	1,130,561	334,692	—	1,465,253
Computers	2,923,971	131,920	—	3,055,891
Cosmetics/Personal Care	389,235	340,436	—	729,671
Distribution/Wholesale	364,660	87,467	—	452,127
Diversified Financial Services	2,374,710	66,133	—	2,440,843
Electric	920,816	383,324	—	1,304,140
Electrical Components & Equipment	899,370	260,117	—	1,159,487
Electronics	519,946	395,820	—	915,766
Engineering & Construction	132,754	186,831	—	319,585
Entertainment	31,302	100,620	—	131,922
Food	935,881	657,569	—	1,593,450
Food Service	—	110,680	—	110,680
Forest Products & Paper	131,541	53,338	—	184,879
Gas	53,799	104,348	—	158,147
Hand/Machine Tools	10,894	58,752	—	69,646
Healthcare-Products	1,805,006	156,981	—	1,961,987
Healthcare-Services	1,001,959	45,929	—	1,047,888
Home Builders	235,860	64,262	—	300,122
Home Furnishings	—	99,398	—	99,398
Insurance	2,282,440	769,957	—	3,052,397
Internet	5,803,164	111,689	—	5,914,853
Investment Companies	32,669	228,589	—	261,258
Iron/Steel	91,106	68,337	66	159,509
Lodging	13,047	59,469	—	72,516
Machinery-Construction & Mining	300,507	284,110	—	584,617
Machinery-Diversified	177,361	181,397	—	358,758
Media	492,649	42,598	—	535,247
Mining	155,043	244,278	—	399,321
Miscellaneous Manufacturing	103,005	202,286	—	305,291
Office/Business Equipment	10,891	25,436	—	36,327
Oil & Gas	1,454,792	489,986	—	1,944,778
Packaging & Containers	178,792	33,302	—	212,094
Pharmaceuticals	3,127,156	1,713,133	0	4,840,289
Private Equity	31,023	118,131	—	149,154
Real Estate	44,848	181,916	—	226,764
REITS	905,624	72,271	—	977,895
Retail	2,368,672	603,462	—	2,972,134
Semiconductors	3,742,687	441,957	—	4,184,644
Shipbuilding	4,439	47,295	—	51,734
Software	4,989,401	356,521	—	5,345,922
Telecommunications	1,136,294	663,288	—	1,799,582
Toys/Games/Hobbies	29,023	127,046	—	156,069
Transportation	680,871	107,697	—	788,568
Water	26,754	13,320	—	40,074
Other Industries	1,574,117	—	—	1,574,117
Corporate Bonds & Notes	—	11,998,319	—	11,998,319
Collateralized Mortgage Obligations	—	116,728	—	116,728
U.S. Government & Agency Obligations	—	16,885,769	—	16,885,769

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024—(unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Unaffiliated Investment Companies	$5,056,968	$—	$—	$5,056,968
Short-Term Investments	2,059,194	—	—	2,059,194
Total Investments at Value	$57,553,530	$43,220,538	$953	$100,775,021
Other Financial Instruments:†
Futures Contracts	$5,059	$—	$—	$5,059
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$16,143	$—	$—	$16,143
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 37.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,961,417	$ 18,966,901
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,913,147	19,475,840
Total Domestic Fixed Income Investment Companies (cost $40,292,433)		38,442,741
Domestic Equity Investment Companies — 36.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	724,125	29,334,280
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	344,389	5,362,131
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	159,003	2,106,793
Total Domestic Equity Investment Companies (cost $28,566,535)		36,803,204
International Equity Investment Companies — 26.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	201,821	3,035,395
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,723,721	$ 23,408,127
Total International Equity Investment Companies (cost $22,905,625)		26,443,522
TOTAL INVESTMENTS (cost $91,764,593)	100.1%	101,689,467
Other assets less liabilities	(0.1)	(66,531)
NET ASSETS	100.0%	$101,622,936
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$101,689,467	$—	$—	$101,689,467
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 45.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	881,468	$ 35,708,260
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	423,005	6,586,190
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	322,767	4,276,665
Total Domestic Equity Investment Companies (cost $36,627,007)		46,571,115
International Equity Investment Companies — 32.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	341,858	5,141,543
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,056,501	27,927,279
Total International Equity Investment Companies (cost $29,520,263)		33,068,822
Domestic Fixed Income Investment Companies — 23.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,188,527	11,493,058
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,198,314	$ 12,198,833
Total Domestic Fixed Income Investment Companies (cost $24,731,533)		23,691,891
TOTAL INVESTMENTS (cost $90,878,803)	100.1%	103,331,828
Other assets less liabilities	(0.1)	(67,806)
NET ASSETS	100.0%	$103,264,022
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$103,331,828	$—	$—	$103,331,828
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 52.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,588,174	$145,356,914
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,075,392	32,313,847
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,479,348	19,601,366
Total Domestic Equity Investment Companies (cost $152,118,028)		197,272,127
International Equity Investment Companies — 39.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,262,980	18,995,218
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,481,520	128,759,038
Total International Equity Investment Companies (cost $130,893,403)		147,754,256
Domestic Fixed Income Investment Companies — 8.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,734,047	16,768,233
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,675,917	$ 17,060,840
Total Domestic Fixed Income Investment Companies (cost $34,809,286)		33,829,073
TOTAL INVESTMENTS (cost $317,820,717)	100.0%	378,855,456
Other assets less liabilities	(0.0)	(161,955)
NET ASSETS	100.0%	$378,693,501
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$378,855,456	$—	$—	$378,855,456
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 69.6%
Aerospace/Defense — 1.2%
Dassault Aviation SA	544	$ 109,684
General Dynamics Corp.	112	32,660
Lockheed Martin Corp.	15	8,191
Northrop Grumman Corp.	59	30,032
Rolls-Royce Holdings PLC†	22,144	153,704
Safran SA	837	189,901
Thales SA	303	48,849
		573,021
Agriculture — 0.9%
Altria Group, Inc.	699	38,068
British American Tobacco PLC	125	4,353
Imperial Brands PLC	12,825	386,479
		428,900
Airlines — 0.1%
Alaska Air Group, Inc.†	481	23,045
Allegiant Travel Co.	140	9,101
SkyWest, Inc.†	287	27,322
United Airlines Holdings, Inc.†	133	10,409
		69,877
Apparel — 0.6%
Birkenstock Holding PLC†	1,082	49,772
Levi Strauss & Co., Class A	5,969	102,010
Skechers USA, Inc., Class A†	2,218	136,318
		288,100
Auto Manufacturers — 0.6%
PACCAR, Inc.	212	22,108
Tesla, Inc.†	1,131	282,580
		304,688
Auto Parts & Equipment — 0.6%
Autoliv, Inc.	429	39,846
Goodyear Tire & Rubber Co.†	5,893	47,203
Lear Corp.	2,019	193,339
Sumitomo Electric Industries, Ltd.	2,400	36,903
		317,291
Banks — 4.0%
ABN AMRO Bank NV*	1,353	22,436
ANZ Group Holdings, Ltd.	1,751	35,598
Banca Mediolanum SpA	6,183	76,601
Banco BPM SpA	14,018	94,893
BAWAG Group AG*	787	60,833
Citigroup, Inc.	1,675	107,485
Citizens Financial Group, Inc.	184	7,750
Commerce Bancshares, Inc.	393	24,562
Commonwealth Bank of Australia	584	54,331
CVB Financial Corp.	4,560	88,601
First Community Corp.	796	18,897
Independent Bank Corp.	117	7,359
International Bancshares Corp.	89	5,452
Investec PLC	3,889	29,857
Japan Post Bank Co., Ltd.	8,200	73,585
KBC Ancora	87	4,394
Merchants Bancorp	872	32,212
Mizuho Financial Group, Inc.	3,000	62,645
Morgan Stanley	34	3,953
National Australia Bank, Ltd.	16,495	417,187
NatWest Group PLC	28,299	133,895
Northern Trust Corp.	837	84,135
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	161	$ 30,311
Prosperity Bancshares, Inc.	1,547	113,240
Sumitomo Mitsui Trust Group, Inc.	5,700	125,744
Swedbank AB, Class A	284	5,767
TBC Bank Group PLC	277	9,824
UBS Group AG	6,501	200,690
UniCredit SpA	596	26,405
		1,958,642
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	30	33,728
Biotechnology — 0.9%
Genmab A/S†	242	54,008
Gilead Sciences, Inc.	2,334	207,306
Regeneron Pharmaceuticals, Inc.†	99	82,982
Sarepta Therapeutics, Inc.†	38	4,788
TG Therapeutics, Inc.†	896	22,454
Vertex Pharmaceuticals, Inc.†	109	51,882
		423,420
Building Materials — 0.4%
Summit Materials, Inc., Class A†	3,007	142,562
Trane Technologies PLC	97	35,906
Vulcan Materials Co.	55	15,066
		193,534
Chemicals — 1.5%
Air Liquide SA	1,425	255,353
Astena Holdings Co., Ltd.	10,300	34,099
DIC Corp.	700	15,190
Ecolab, Inc.	1,272	312,568
Linde PLC	141	64,317
Mosaic Co.	343	9,179
PPG Industries, Inc.	97	12,077
RPM International, Inc.	51	6,483
Sherwin-Williams Co.	87	31,213
		740,479
Commercial Services — 1.8%
Bright Horizons Family Solutions, Inc.†	364	48,583
Cintas Corp.	197	40,544
Equifax, Inc.	1,030	272,971
Euronet Worldwide, Inc.†	342	33,677
FTI Consulting, Inc.†	480	93,638
Healthcare Services Group, Inc.†	1,196	13,120
Kyodo Printing Co., Ltd.	1,400	31,193
UL Solutions, Inc.	6,675	346,833
Zigup PLC	2,061	9,424
		889,983
Computers — 3.9%
Apple, Inc.	6,270	1,416,456
Crowdstrike Holdings, Inc., Class A†	90	26,718
Fortinet, Inc.†	814	64,029
Gartner, Inc.†	128	64,320
Seagate Technology Holdings PLC	2,413	242,193
SRA Holdings	2,500	69,839
Varonis Systems, Inc.†	394	19,846
Zscaler, Inc.†	37	6,689
		1,910,090

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care — 0.6%
e.l.f. Beauty, Inc.†	456	$ 47,994
Procter & Gamble Co.	1,440	237,859
		285,853
Diversified Financial Services — 2.8%
American Express Co.	117	31,599
Ameriprise Financial, Inc.	406	207,182
Capital One Financial Corp.	795	129,418
CME Group, Inc.	1,462	329,476
Coinbase Global, Inc., Class A†	184	32,982
Daiwa Securities Group, Inc.	7,600	49,099
Franklin Resources, Inc.	3,774	78,386
Marusan Securities Co., Ltd.	1,200	7,278
Oportun Financial Corp.†	3,943	10,962
ORIX Corp.	16,000	336,021
SBI Holdings, Inc.	3,400	74,594
Stifel Financial Corp.	352	36,474
Synchrony Financial	595	32,808
Tokai Tokyo Financial Holdings, Inc.	4,800	14,704
		1,370,983
Electric — 1.1%
Ameren Corp.	109	9,495
Edison International	105	8,652
Eversource Energy	308	20,282
National Grid PLC	10,032	126,084
NextEra Energy, Inc.	785	62,211
PG&E Corp.	2,477	50,085
Pinnacle West Capital Corp.	47	4,127
SSE PLC	1,613	36,590
Xcel Energy, Inc.	3,147	210,251
		527,777
Electrical Components & Equipment — 1.6%
AMETEK, Inc.	307	56,285
Legrand SA	2,340	262,163
Schneider Electric SE	1,804	466,704
		785,152
Electronics — 0.2%
Atkore, Inc.	153	13,121
Jabil, Inc.	716	88,133
Yamaichi Electronics Co., Ltd.	700	11,702
		112,956
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	42	3,488
Engineering & Construction — 0.7%
Comfort Systems USA, Inc.	771	301,492
Galliford Try Holdings PLC	4,204	21,055
MasTec, Inc.†	277	34,041
Sata Construction Co., Ltd.	800	4,663
		361,251
Entertainment — 0.6%
Evolution AB*	2,986	281,996
Red Rock Resorts, Inc., Class A	359	18,474
		300,470
Environmental Control — 0.0%
IDEA Consultants, Inc.	800	12,727
Security Description	Shares or Principal Amount	Value

Food — 0.4%
Ingles Markets, Inc., Class A	133	$ 8,493
Koninklijke Ahold Delhaize NV	5,873	193,782
		202,275
Food Service — 0.0%
Compass Group PLC	224	7,255
Gas — 0.0%
Atmos Energy Corp.	63	8,743
Healthcare-Products — 0.2%
Align Technology, Inc.†	117	23,989
Exact Sciences Corp.†	75	5,170
Lantheus Holdings, Inc.†	102	11,204
Natera, Inc.†	238	28,788
Teleflex, Inc.	191	38,402
		107,553
Healthcare-Services — 3.1%
Centene Corp.†	213	13,261
Encompass Health Corp.	176	17,505
Ensign Group, Inc.	1,020	158,090
IQVIA Holdings, Inc.†	1,734	356,892
Lonza Group AG	17	10,515
Medpace Holdings, Inc.†	303	95,209
Quest Diagnostics, Inc.	1,118	173,100
Tenet Healthcare Corp.†	1,132	175,483
UnitedHealth Group, Inc.	354	199,833
Universal Health Services, Inc., Class B	1,577	322,197
		1,522,085
Home Builders — 1.2%
D.R. Horton, Inc.	120	20,280
Lennar Corp., Class A	104	17,711
M/I Homes, Inc.†	1,135	172,055
NVR, Inc.†	1	9,153
Sekisui House, Ltd.	14,900	360,603
		579,802
Household Products/Wares — 0.6%
Henkel AG & Co. KGaA	288	22,465
Henkel AG & Co. KGaA (Preference Shares)	3,113	269,475
		291,940
Insurance — 4.1%
AIA Group, Ltd.	28,600	227,576
Allianz SE	1,034	325,662
Arthur J. Gallagher & Co.	90	25,308
Aviva PLC	4,637	27,107
Berkshire Hathaway, Inc., Class B†	756	340,895
Dai-ichi Life Holdings, Inc.	200	4,981
Equitable Holdings, Inc.	150	6,801
Hannover Rueck SE	848	222,893
Jackson Financial, Inc., Class A	797	79,660
Kinsale Capital Group, Inc.	31	13,271
Mercury General Corp.	200	13,526
MetLife, Inc.	70	5,489
MS&AD Insurance Group Holdings, Inc.	7,700	169,897
Muenchener Rueckversicherungs-Gesellschaft AG	664	340,201
Progressive Corp.	657	159,539
Travelers Cos., Inc.	208	51,156
		2,013,962
Internet — 6.5%
Airbnb, Inc., Class A†	106	14,288

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alphabet, Inc., Class A	2,489	$ 425,893
Alphabet, Inc., Class C	2,379	410,829
Amazon.com, Inc.†	4,099	764,054
Chewy, Inc., Class A†	646	17,423
Meta Platforms, Inc., Class A	1,191	675,988
Netflix, Inc.†	641	484,615
Prosus NV	4,153	174,870
Robinhood Markets, Inc., Class A†	277	6,507
Trend Micro, Inc.	1,500	78,469
Uber Technologies, Inc.†	1,803	129,906
VeriSign, Inc.†	35	6,189
		3,189,031
Investment Companies — 0.7%
Investor AB, Class B	11,630	329,272
Iron/Steel — 0.2%
ATI, Inc.†	352	18,554
Fortescue, Ltd.	4,368	54,267
SSAB AB, Class B	1,276	6,042
		78,863
Leisure Time — 0.1%
Carnival Corp.†	1,213	26,686
Lodging — 0.8%
Marriott International, Inc., Class A	1,450	377,029
MGM Resorts International†	263	9,697
		386,726
Machinery-Construction & Mining — 0.8%
Mitsubishi Electric Corp.	15,400	236,689
Modec, Inc.	6,500	140,571
Siemens Energy AG†	546	22,299
		399,559
Machinery-Diversified — 0.0%
Otis Worldwide Corp.	64	6,285
Media — 0.3%
Bloomsbury Publishing PLC	770	6,754
Charter Communications, Inc., Class A†	457	149,718
		156,472
Mining — 1.2%
Anglogold Ashanti PLC	10,570	293,846
BHP Group, Ltd.	3,916	108,813
BHP Group, Ltd. (LSE)	1,684	46,772
Central Asia Metals PLC	3,745	8,469
Hecla Mining Co.	6,303	40,906
Northern Star Resources, Ltd.	8,923	103,426
		602,232
Miscellaneous Manufacturing — 1.1%
Fabrinet†	360	86,749
Illinois Tool Works, Inc.	228	59,538
Parker-Hannifin Corp.	480	304,354
Siemens AG	399	77,453
Smiths Group PLC	1,139	22,603
		550,697
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	232	7,417
Security Description	Shares or Principal Amount	Value

Oil & Gas — 1.0%
BP PLC ADR	4,304	$ 126,365
Chord Energy Corp.	398	49,790
ConocoPhillips	1,270	139,116
Devon Energy Corp.	1,131	43,747
Ovintiv, Inc.	729	28,577
Shell PLC	1,952	65,462
Valero Energy Corp.	176	22,838
		475,895
Oil & Gas Services — 0.3%
Halliburton Co.	4,409	122,306
Schlumberger NV	587	23,521
		145,827
Pharmaceuticals — 5.2%
AstraZeneca PLC ADR	2,548	181,290
Bristol-Myers Squibb Co.	2,045	114,050
Daiichi Sankyo Co., Ltd.	4,200	135,882
Eli Lilly & Co.	21	17,425
GSK PLC ADR	5,251	193,027
Johnson & Johnson	2,777	443,931
Merck & Co., Inc.	367	37,551
Neurocrine Biosciences, Inc.†	101	12,147
Novartis AG	4,053	439,762
Novo Nordisk A/S, Class B	4,923	550,459
Protagonist Therapeutics, Inc.†	283	12,973
Roche Holding AG	385	119,571
Viatris, Inc.	487	5,649
Zoetis, Inc.	1,634	292,127
		2,555,844
Real Estate — 0.5%
B-Lot Co., Ltd.	2,600	19,438
Hulic Co., Ltd.	11,700	108,218
Nomura Real Estate Holdings, Inc.	1,800	44,303
Redfin Corp.†	3,362	34,864
Swire Pacific, Ltd., Class B	12,500	16,846
		223,669
REITS — 0.6%
Camden Property Trust	681	78,853
Chatham Lodging Trust	4,809	37,991
Equinix, Inc.	23	20,886
Park Hotels & Resorts, Inc.	9,396	130,511
Prologis, Inc.	379	42,804
Rexford Industrial Realty, Inc.	89	3,817
		314,862
Retail — 2.0%
Best Buy Co., Inc.	55	4,974
CarMax, Inc.†	954	69,051
Cava Group, Inc.†	112	14,959
Costco Wholesale Corp.	314	274,492
Ferguson Enterprises, Inc.	452	88,926
Hard Off Corp. Co., Ltd.	1,300	16,440
Hurxley Corp.	2,300	10,849
Lowe's Cos., Inc.	84	21,994
Pandora A/S	185	27,997
Ross Stores, Inc.	1,285	179,540
Target Corp.	1,593	239,014
Wingstop, Inc.	149	42,866
		991,102

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 4.0%
Applied Materials, Inc.	328	$ 59,558
ASM International NV	65	36,040
Broadcom, Inc.	1,868	317,130
Infineon Technologies AG	2,713	85,673
Marvell Technology, Inc.	356	28,519
NVIDIA Corp.	8,849	1,174,793
ON Semiconductor Corp.†	174	12,265
QUALCOMM, Inc.	862	140,308
Skyworks Solutions, Inc.	66	5,780
Texas Instruments, Inc.	370	75,169
Tokyo Electron, Ltd.	100	14,869
		1,950,104
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	162	29,963
Kongsberg Gruppen ASA	1,035	107,821
Yangzijiang Shipbuilding Holdings, Ltd.	26,900	52,215
		189,999
Software — 7.4%
ACI Worldwide, Inc.†	4,573	224,992
Adobe, Inc.†	180	86,054
Broadridge Financial Solutions, Inc.	47	9,910
Clear Secure, Inc., Class A	1,771	65,137
CommVault Systems, Inc.†	2,261	353,145
Fair Isaac Corp.†	9	17,938
Fiserv, Inc.†	2,394	473,773
Konami Group Corp.	200	18,418
Microsoft Corp.	3,211	1,304,790
MongoDB, Inc.†	164	44,346
MSCI, Inc.	32	18,278
Nexon Co., Ltd.	2,300	40,477
Nutanix, Inc., Class A†	598	37,136
Oracle Corp.	1,977	331,820
ROBLOX Corp., Class A†	1,136	58,754
SAP SE	1,957	457,412
ServiceNow, Inc.†	67	62,510
Workday, Inc., Class A†	87	20,345
		3,625,235
Telecommunications — 1.4%
Arista Networks, Inc.†	105	40,576
Cisco Systems, Inc.	2,250	123,232
Motorola Solutions, Inc.	67	30,106
Nippon Telegraph & Telephone Corp.	105,500	101,781
Nokia Oyj	44,736	210,290
Telefonaktiebolaget LM Ericsson, Class B	22,550	187,638
		693,623
Textiles — 0.0%
Dynic Corp.	2,200	10,757
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	1,144	$ 75,081
Mattel, Inc.†	1,724	35,135
		110,216
Transportation — 1.1%
Central Japan Railway Co.	1,200	24,911
Mitsui OSK Lines, Ltd.	5,800	195,780
Nippon Yusen KK	4,600	153,073
Old Dominion Freight Line, Inc.	691	139,112
United Parcel Service, Inc., Class B	296	39,682
Werner Enterprises, Inc.	104	3,837
		556,395
Water — 0.0%
Artesian Resources Corp., Class A	675	22,619
Total Common Stocks (cost $30,318,038)		34,225,412
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares Global Infrastructure ETF	14,763	793,216
iShares U.S. Technology ETF	533	80,318
Vanguard Real Estate ETF	7,984	751,693
Total Unaffiliated Investment Companies (cost $1,436,497)		1,625,227
Total Long-Term Investment Securities (cost $31,754,535)		35,850,639
SHORT-TERM INVESTMENTS — 25.7%
Unaffiliated Investment Companies — 25.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(1) (cost $12,619,833)	12,619,833	12,619,833
TOTAL INVESTMENTS (cost $44,374,368)	98.6%	48,470,472
Other assets less liabilities	1.4	689,692
NET ASSETS	100.0%	$49,160,164
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $365,265 representing 0.7% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2024.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 43	0.5393	6,660,000	USD	6,660,000	1.000%	Quarterly	Dec 2029	$145,995	$(4,773)	$141,222
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
13	Long	MSCI Emerging Markets Index	December 2024	$713,883	$732,225	$18,342
1	Long	S&P 500 E-Mini Index	December 2024	284,533	286,925	2,392
1	Long	TOPIX Index	December 2024	166,746	177,340	10,594
						$31,328
						Unrealized (Depreciation)
1	Long	Euro STOXX 50 Index	December 2024	$ 54,156	$ 52,582	$ (1,574)
142	Long	U.S. Treasury 10 Year Notes	December 2024	16,203,091	15,686,563	(516,528)
						$(518,102)
		Net Unrealized Appreciation (Depreciation)				$(486,774)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$70,883	$502,138	$—	$573,021
Agriculture	38,068	390,832	—	428,900
Auto Parts & Equipment	280,388	36,903	—	317,291
Banks	523,957	1,434,685	—	1,958,642
Biotechnology	369,412	54,008	—	423,420
Chemicals	435,837	304,642	—	740,479
Commercial Services	849,366	40,617	—	889,983
Computers	1,840,251	69,839	—	1,910,090
Diversified Financial Services	889,287	481,696	—	1,370,983
Electric	365,103	162,674	—	527,777
Electrical Components & Equipment	56,285	728,867	—	785,152
Electronics	101,254	11,702	—	112,956
Engineering & Construction	335,533	25,718	—	361,251
Entertainment	18,474	281,996	—	300,470
Environmental Control	—	12,727	—	12,727
Food	8,493	193,782	—	202,275
Food Service	—	7,255	—	7,255
Healthcare-Services	1,511,570	10,515	—	1,522,085

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Home Builders	$219,199	$360,603	$—	$579,802
Household Products/Wares	—	291,940	—	291,940
Insurance	695,645	1,318,317	—	2,013,962
Internet	2,935,692	253,339	—	3,189,031
Investment Companies	—	329,272	—	329,272
Iron/Steel	18,554	60,309	—	78,863
Machinery-Construction & Mining	—	399,559	—	399,559
Media	149,718	6,754	—	156,472
Mining	334,752	267,480	—	602,232
Miscellaneous Manufacturing	450,641	100,056	—	550,697
Oil & Gas	410,433	65,462	—	475,895
Pharmaceuticals	1,310,170	1,245,674	—	2,555,844
Real Estate	34,864	188,805	—	223,669
Retail	935,816	55,286	—	991,102
Semiconductors	1,813,522	136,582	—	1,950,104
Shipbuilding	29,963	160,036	—	189,999
Software	3,108,928	516,307	—	3,625,235
Telecommunications	193,914	499,709	—	693,623
Textiles	—	10,757	—	10,757
Transportation	182,631	373,764	—	556,395
Other Industries	2,316,202	—	—	2,316,202
Unaffiliated Investment Companies	1,625,227	—	—	1,625,227
Short-Term Investments	12,619,833	—	—	12,619,833
Total Investments at Value	$37,079,865	$11,390,607	$—	$48,470,472
Other Financial Instruments:†
Futures Contracts	$31,328	$—	$—	$31,328
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$4,773	$—	$4,773
Futures Contracts	518,102	—	—	518,102
Total Other Financial Instruments	$518,102	$4,773	$—	$522,875
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 53.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,906,694	$117,750,189
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	897,328	13,971,392
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,044,049	13,833,648
Total Domestic Equity Investment Companies (cost $107,489,571)		145,555,229
Domestic Fixed Income Investment Companies — 37.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,026,105	48,602,434
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,059,994	51,510,739
Total Domestic Fixed Income Investment Companies (cost $105,163,752)		100,113,173
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $20,922,018)	1,802,151	$ 24,473,212
TOTAL INVESTMENTS (cost $233,575,341)	100.0%	270,141,614
Other assets less liabilities	(0.0)	(127,497)
NET ASSETS	100.0%	$270,014,117
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$270,141,614	$—	$—	$270,141,614
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 68.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,911,592	$279,988,610
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,430,363	53,410,749
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,014,524	26,692,442
Total Domestic Equity Investment Companies (cost $258,385,860)		360,091,801
Domestic Fixed Income Investment Companies — 17.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,761,745	46,046,076
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,619,472	47,026,218
Total Domestic Fixed Income Investment Companies (cost $97,588,518)		93,072,294
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 13.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $60,141,370)	5,185,985	$ 70,425,677
TOTAL INVESTMENTS (cost $416,115,748)	100.0%	523,589,772
Other assets less liabilities	(0.0)	(215,499)
NET ASSETS	100.0%	$523,374,273
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$523,589,772	$—	$—	$523,589,772
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 73.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,878,534	$ 845,789,421
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,403,440	146,411,553
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,541,515	73,425,073
Total Domestic Equity Investment Companies (cost $759,242,471)		1,065,626,047
International Equity Investment Companies — 17.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $217,003,116)	18,863,579	256,167,402
Domestic Fixed Income Investment Companies — 8.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,459,543	62,463,784
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,200,534	$ 63,121,437
Total Domestic Fixed Income Investment Companies (cost $130,323,904)		125,585,221
TOTAL INVESTMENTS (cost $1,106,569,491)	100.0%	1,447,378,670
Other assets less liabilities	(0.0)	(534,308)
NET ASSETS	100.0%	$1,446,844,362
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,447,378,670	$—	$—	$1,447,378,670
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.6%
Australia — 6.9%
Ampol, Ltd.	10,581	$ 193,827
ANZ Group Holdings, Ltd.	133,612	2,716,323
APA Group	56,983	260,572
Aristocrat Leisure, Ltd.	25,220	1,012,008
ASX, Ltd.	8,609	366,431
BHP Group, Ltd.	225,185	6,257,171
BlueScope Steel, Ltd.	19,540	258,765
Brambles, Ltd.	61,837	742,154
CAR Group, Ltd.	15,909	390,937
Cochlear, Ltd.	2,908	537,382
Coles Group, Ltd.	59,472	686,276
Commonwealth Bank of Australia	74,310	6,913,225
Computershare, Ltd.	23,623	407,895
CSL, Ltd.	21,457	4,022,601
Dexus	47,757	224,678
Endeavour Group, Ltd.	67,594	208,233
Fortescue, Ltd.	75,191	934,147
Goodman Group	75,894	1,807,444
GPT Group	85,055	263,077
Insurance Australia Group, Ltd.	105,243	515,529
Lottery Corp., Ltd.	98,828	322,057
Macquarie Group, Ltd.	16,115	2,432,159
Medibank Private, Ltd.	122,282	286,631
Mineral Resources, Ltd.	7,853	199,916
Mirvac Group	175,203	245,611
National Australia Bank, Ltd.	137,338	3,473,515
Northern Star Resources, Ltd.	51,026	591,437
Orica, Ltd.	21,624	244,731
Origin Energy, Ltd.	76,493	484,113
Pilbara Minerals, Ltd.†	126,969	234,331
Pro Medicus, Ltd.	2,550	324,372
Qantas Airways, Ltd.†	35,452	187,079
QBE Insurance Group, Ltd.	66,709	753,755
Ramsay Health Care, Ltd.	8,161	214,407
REA Group, Ltd.	2,346	345,126
Reece, Ltd.	10,039	149,037
Rio Tinto, Ltd.	16,483	1,282,677
Santos, Ltd.	144,207	640,215
Scentre Group	230,670	527,652
SEEK, Ltd.	15,843	256,716
Seven Group Holdings, Ltd.	9,036	245,660
Sonic Healthcare, Ltd.	20,264	356,949
South32, Ltd.	201,107	484,745
Stockland	105,994	357,915
Suncorp Group, Ltd.	56,493	660,865
Telstra Group, Ltd.	179,563	449,119
Transurban Group	137,298	1,146,982
Treasury Wine Estates, Ltd.	36,029	266,683
Vicinity, Ltd.	171,809	244,163
Washington H. Soul Pattinson & Co., Ltd.	10,418	227,669
Wesfarmers, Ltd.	50,386	2,223,477
Westpac Banking Corp.	153,745	3,220,034
WiseTech Global, Ltd.	7,403	568,779
Woodside Energy Group, Ltd.	84,308	1,328,133
Woolworths Group, Ltd.	54,241	1,065,529
		54,760,914
Austria — 0.2%
Erste Group Bank AG	14,951	842,024
OMV AG	6,539	271,063
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	3,023	$ 248,321
voestalpine AG	4,757	98,196
		1,459,604
Belgium — 0.8%
Ageas SA	7,094	369,502
Anheuser-Busch InBev SA NV	39,899	2,375,750
D'ieteren Group	954	206,095
Elia Group SA	1,306	124,134
Groupe Bruxelles Lambert NV	3,687	265,586
KBC Group NV	10,191	739,158
Lotus Bakeries NV	18	235,401
Sofina SA	684	167,192
Syensqo SA	3,291	252,972
UCB SA	5,614	1,080,033
Warehouses De Pauw CVA	7,950	188,777
		6,004,600
Bermuda — 0.1%
Aegon, Ltd.	59,952	378,875
CK Infrastructure Holdings, Ltd.	28,000	198,089
Hongkong Land Holdings, Ltd.	49,000	210,429
Jardine Matheson Holdings, Ltd.	7,100	272,389
		1,059,782
Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	85,500	350,200
CK Hutchison Holdings, Ltd.	119,000	623,634
Futu Holdings, Ltd. ADR†	2,490	236,525
Grab Holdings, Ltd., Class A†	93,776	382,606
Sands China, Ltd.†	107,600	273,799
Sea, Ltd. ADR†	16,436	1,545,806
SITC International Holdings Co., Ltd.	60,000	169,454
WH Group, Ltd.*	370,500	287,006
Wharf Real Estate Investment Co., Ltd.	74,000	222,249
		4,091,279
Denmark — 3.2%
AP Moller-Maersk A/S, Series A	130	197,952
AP Moller-Maersk A/S, Series B	202	318,160
Carlsberg A/S, Class B	4,242	468,081
Coloplast A/S, Class B	5,600	698,361
Danske Bank A/S	30,626	903,647
Demant A/S†	4,417	162,141
DSV A/S	9,075	1,975,028
Genmab A/S†	2,790	622,660
Novo Nordisk A/S, Class B	143,001	15,989,470
Novonesis (Novozymes), Class B	15,646	981,743
Orsted A/S*†	8,399	490,768
Pandora A/S	3,641	551,011
ROCKWOOL A/S, Class B	415	178,964
Tryg A/S	15,053	355,089
Vestas Wind Systems A/S†	44,840	843,693
Zealand Pharma A/S†	2,837	327,400
		25,064,168
Finland — 1.0%
Elisa Oyj	6,315	300,425
Fortum Oyj	19,920	293,730
Kesko Oyj, Class B	12,127	259,994
Kone Oyj, Class B	15,092	825,951
Metso Oyj	27,606	262,989
Neste Oyj	18,785	301,175
Nokia Oyj	236,786	1,113,056

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank Abp	140,089	$ 1,643,251
Orion Oyj, Class B	4,791	232,622
Sampo Oyj, Class A	22,302	990,234
Stora Enso Oyj, Class R	25,846	288,550
UPM-Kymmene Oyj	23,699	694,530
Wartsila OYJ Abp	22,332	425,620
		7,632,127
France — 9.7%
Accor SA	8,654	392,411
Aeroports de Paris SA	1,538	182,875
Air Liquide SA	25,670	4,599,937
Alstom SA†	15,369	337,093
Amundi SA*	2,726	198,065
Arkema SA	2,499	219,695
AXA SA	80,687	3,025,003
BioMerieux	1,839	205,446
BNP Paribas SA	45,189	3,087,003
Bollore SE	31,660	196,893
Bouygues SA	8,419	269,670
Bureau Veritas SA	14,107	446,414
Capgemini SE	6,898	1,189,171
Carrefour SA	24,082	381,660
Cie de Saint-Gobain SA	20,141	1,827,803
Cie Generale des Etablissements Michelin SCA	30,158	1,015,730
Covivio SA	2,478	141,165
Credit Agricole SA	47,024	720,961
Danone SA	28,665	2,048,098
Dassault Aviation SA	876	176,624
Dassault Systemes SE	29,714	1,014,515
Edenred SE	11,082	357,672
Eiffage SA	3,263	303,477
Engie SA	81,098	1,358,750
EssilorLuxottica SA	13,199	3,103,664
Eurazeo SE	2,027	154,939
Gecina SA	2,043	217,985
Getlink SE	13,431	228,060
Hermes International SCA	1,406	3,192,198
Ipsen SA	1,675	203,436
Kering SA	3,305	823,730
Klepierre SA	9,553	305,412
La Francaise des Jeux SAEM*	4,524	193,332
Legrand SA	11,644	1,304,541
L'Oreal SA	10,684	4,023,396
LVMH Moet Hennessy Louis Vuitton SE	12,214	8,104,373
Orange SA	82,678	907,988
Pernod Ricard SA	8,999	1,123,678
Publicis Groupe SA	10,163	1,083,662
Renault SA	8,535	391,034
Rexel SA	10,048	276,737
Safran SA	15,177	3,443,399
Sanofi SA	50,606	5,339,435
Sartorius Stedim Biotech	1,296	258,508
Schneider Electric SE	24,278	6,280,839
SEB SA	1,106	116,635
Societe Generale SA	32,088	925,816
Sodexo SA	3,928	341,007
Teleperformance SE	2,415	253,494
Thales SA	4,200	677,115
TotalEnergies SE	95,815	5,993,083
Veolia Environnement SA	30,630	970,373
Security Description	Shares or Principal Amount	Value

France (continued)
Vinci SA	22,212	$ 2,482,596
Vivendi SE	32,011	342,283
		76,758,879
Germany — 8.4%
adidas AG	7,193	1,714,877
Allianz SE	17,393	5,477,986
BASF SE	39,629	1,924,891
Bayer AG	43,621	1,174,437
Bayerische Motoren Werke AG	14,159	1,113,943
Bayerische Motoren Werke AG (Preference Shares)	2,616	192,231
Bechtle AG	3,636	124,014
Beiersdorf AG	4,406	594,589
Brenntag SE	5,770	375,964
Carl Zeiss Meditec AG	1,787	111,848
Commerzbank AG	44,711	792,179
Continental AG	4,884	304,227
Covestro AG*†	8,392	531,144
CTS Eventim AG & Co. KGaA	2,771	290,787
Daimler Truck Holding AG	21,924	907,081
Delivery Hero SE*†	8,208	347,500
Deutsche Bank AG	84,140	1,432,701
Deutsche Boerse AG	8,436	1,961,368
Deutsche Lufthansa AG	26,566	183,889
Deutsche Post AG	45,290	1,819,319
Deutsche Telekom AG	154,985	4,693,104
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,056	355,612
E.ON SE	99,687	1,346,404
Evonik Industries AG	11,380	250,457
Fresenius Medical Care AG	9,120	356,235
Fresenius SE & Co. KGaA†	18,756	683,093
GEA Group AG	6,887	339,331
Hannover Rueck SE	2,677	703,636
Heidelberg Materials AG	6,063	667,350
Henkel AG & Co. KGaA	4,614	359,907
Henkel AG & Co. KGaA (Preference Shares)	7,515	650,532
Infineon Technologies AG	57,985	1,831,093
Knorr-Bremse AG	3,221	264,913
LEG Immobilien SE	3,307	313,366
Mercedes-Benz Group AG	33,252	2,014,655
Merck KGaA	5,739	949,015
MTU Aero Engines AG	2,390	781,731
Muenchener Rueckversicherungs-Gesellschaft AG	5,939	3,042,849
Nemetschek SE	2,564	277,266
Porsche Automobil Holding SE (Preference Shares)	6,799	282,015
Puma SE	4,688	213,058
Rational AG	227	222,338
Rheinmetall AG	1,934	996,457
RWE AG	28,074	909,471
SAP SE	46,365	10,836,945
Sartorius AG (Preference Shares)	1,164	300,565
Scout24 SE*	3,330	286,657
Siemens AG	33,745	6,550,480
Siemens Energy AG†	28,393	1,159,570
Siemens Healthineers AG*	12,521	653,382
Symrise AG	5,896	709,912
Talanx AG	2,866	221,241
Volkswagen AG (Preference Shares)	9,156	885,556
Vonovia SE	32,882	1,082,302
Zalando SE*†	9,959	299,365
		66,864,838

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 1.5%
AIA Group, Ltd.	494,800	$ 3,937,222
BOC Hong Kong Holdings, Ltd.	164,500	537,399
CLP Holdings, Ltd.	73,000	620,170
Galaxy Entertainment Group, Ltd.	97,000	427,221
Hang Seng Bank, Ltd.	33,600	410,938
Henderson Land Development Co., Ltd.	64,349	206,983
HKT Trust & HKT, Ltd.	168,000	208,725
Hong Kong & China Gas Co., Ltd.	496,967	385,414
Hong Kong Exchanges & Clearing, Ltd.	53,500	2,137,721
Link REIT	113,440	528,873
MTR Corp., Ltd.	69,000	251,133
Power Assets Holdings, Ltd.	61,500	409,228
Sino Land Co., Ltd.	172,000	172,102
Sun Hung Kai Properties, Ltd.	64,500	698,031
Swire Pacific, Ltd., Class A	18,500	155,106
Techtronic Industries Co., Ltd.	61,000	873,833
Wharf Holdings, Ltd.	47,000	132,903
		12,093,002
Ireland — 0.4%
AIB Group PLC	80,606	429,450
Bank of Ireland Group PLC	45,166	413,389
DCC PLC	4,390	277,753
James Hardie Industries PLC CDI†	19,156	611,748
Kerry Group PLC, Class A	6,860	682,934
Kingspan Group PLC	6,863	602,524
		3,017,798
Isle of Man — 0.0%
Entain PLC	28,371	275,635
Israel — 0.8%
Azrieli Group, Ltd.	1,884	144,259
Bank Hapoalim BM	56,426	588,837
Bank Leumi Le-Israel BM	67,364	685,262
Check Point Software Technologies, Ltd.†	3,943	682,967
CyberArk Software, Ltd.†	1,916	529,812
Elbit Systems, Ltd.	1,185	271,335
Global-e Online, Ltd.†	4,449	171,020
ICL Group, Ltd.	34,365	141,770
Israel Discount Bank, Ltd., Class A	54,925	323,237
Mizrahi Tefahot Bank, Ltd.	6,881	284,248
Monday.com, Ltd.†	1,658	487,237
Nice, Ltd.†	2,818	490,802
Teva Pharmaceutical Industries, Ltd. ADR†	49,746	917,316
Wix.com, Ltd.†	2,347	392,231
		6,110,333
Italy — 2.1%
Amplifon SpA	5,529	154,980
Banco BPM SpA	57,185	387,107
DiaSorin SpA	994	108,166
Enel SpA	361,134	2,739,107
Eni SpA	102,086	1,555,117
FinecoBank Banca Fineco SpA	27,129	435,284
Generali	45,287	1,259,322
Infrastrutture Wireless Italiane SpA*	14,922	168,186
Intesa Sanpaolo SpA	649,430	2,783,968
Leonardo SpA	17,970	429,779
Mediobanca Banca di Credito Finanziario SpA	22,191	366,447
Moncler SpA	9,761	543,359
Nexi SpA*†	26,237	166,328
Poste Italiane SpA*	20,298	286,735
Security Description	Shares or Principal Amount	Value

Italy (continued)
Prysmian SpA	12,001	$ 849,608
Recordati Industria Chimica e Farmaceutica SpA	4,643	263,670
Snam SpA	89,537	430,409
Telecom Italia SpA†	442,425	112,271
Terna - Rete Elettrica Nazionale	62,473	542,024
UniCredit SpA	65,416	2,898,130
		16,479,997
Japan — 20.7%
Advantest Corp.	34,000	1,958,421
Aeon Co., Ltd.	29,000	709,559
AGC, Inc.	8,700	265,592
Aisin Corp.	23,400	242,248
Ajinomoto Co., Inc.	20,600	794,233
ANA Holdings, Inc.	7,100	139,588
Asahi Group Holdings, Ltd.	64,200	770,561
Asahi Kasei Corp.	55,700	383,426
Asics Corp.	30,300	533,128
Astellas Pharma, Inc.	80,300	940,782
Bandai Namco Holdings, Inc.	26,400	553,088
Bridgestone Corp.	25,300	896,510
Brother Industries, Ltd.	10,300	200,431
Canon, Inc.	41,400	1,343,325
Capcom Co., Ltd.	15,400	305,013
Central Japan Railway Co.	34,300	712,043
Chiba Bank, Ltd.	23,500	172,012
Chubu Electric Power Co., Inc.	28,600	327,339
Chugai Pharmaceutical Co., Ltd.	29,800	1,421,846
Concordia Financial Group, Ltd.	46,700	230,728
Dai Nippon Printing Co., Ltd.	17,200	298,611
Daifuku Co., Ltd.	14,350	270,423
Dai-ichi Life Holdings, Inc.	40,200	1,001,138
Daiichi Sankyo Co., Ltd.	82,100	2,656,178
Daikin Industries, Ltd.	11,700	1,371,505
Daito Trust Construction Co., Ltd.	2,600	287,089
Daiwa House Industry Co., Ltd.	24,900	740,493
Daiwa Securities Group, Inc.	59,200	382,456
Denso Corp.	84,000	1,195,145
Dentsu Group, Inc.	9,000	276,217
Disco Corp.	4,100	1,157,684
East Japan Railway Co.	40,300	805,232
Eisai Co., Ltd.	11,200	384,142
ENEOS Holdings, Inc.	127,950	642,560
FANUC Corp.	42,000	1,110,810
Fast Retailing Co., Ltd.	8,500	2,723,608
Fuji Electric Co., Ltd.	6,000	305,276
FUJIFILM Holdings Corp.	49,700	1,178,643
Fujitsu, Ltd.	73,600	1,352,533
Hamamatsu Photonics KK	12,400	164,617
Hankyu Hanshin Holdings, Inc.	10,200	276,682
Hikari Tsushin, Inc.	800	161,373
Hitachi Construction Machinery Co., Ltd.	4,800	104,350
Hitachi, Ltd.	205,900	5,182,132
Honda Motor Co., Ltd.	199,300	1,999,397
Hoshizaki Corp.	4,800	157,278
Hoya Corp.	15,600	2,079,087
Hulic Co., Ltd.	17,000	157,241
Ibiden Co., Ltd.	5,300	169,177
Idemitsu Kosan Co., Ltd.	43,280	294,210
Inpex Corp.	41,900	549,236
Isuzu Motors, Ltd.	26,700	345,103
ITOCHU Corp.	52,800	2,604,460
Japan Airlines Co., Ltd.	6,400	102,403

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Exchange Group, Inc.	44,000	$ 515,007
Japan Post Bank Co., Ltd.	64,200	576,114
Japan Post Holdings Co., Ltd.	85,400	784,748
Japan Post Insurance Co., Ltd.	8,500	139,746
Japan Real Estate Investment Corp.	57	207,305
Japan Tobacco, Inc.	53,300	1,475,151
JFE Holdings, Inc.	25,500	307,120
Kajima Corp.	17,600	301,392
Kansai Electric Power Co., Inc.	31,300	498,991
Kao Corp.	20,700	916,520
Kawasaki Kisen Kaisha, Ltd.	17,400	237,464
KDDI Corp.	68,100	2,127,912
Keisei Electric Railway Co., Ltd.	5,700	147,737
Keyence Corp.	8,600	3,856,423
Kikkoman Corp.	30,100	352,808
Kirin Holdings Co., Ltd.	34,500	506,639
Kobe Bussan Co., Ltd.	6,724	164,595
Kokusai Electric Corp.	6,300	115,762
Komatsu, Ltd.	41,100	1,063,603
Konami Group Corp.	4,500	414,400
Kubota Corp.	44,400	566,188
Kyocera Corp.	57,000	579,015
Kyowa Kirin Co., Ltd.	10,800	177,868
Lasertec Corp.	3,565	532,203
LY Corp.	118,700	320,458
M3, Inc.	19,600	201,113
Makita Corp.	10,600	345,982
Marubeni Corp.	63,300	940,037
MatsukiyoCocokara & Co.	15,200	205,889
Mazda Motor Corp.	25,200	178,622
McDonald's Holdings Co. Japan, Ltd.	3,800	160,795
MEIJI Holdings Co., Ltd.	10,400	242,119
Minebea Mitsumi, Inc.	16,100	284,401
Mitsubishi Chemical Group Corp.	60,200	323,021
Mitsubishi Corp.	148,400	2,707,371
Mitsubishi Electric Corp.	84,400	1,297,179
Mitsubishi Estate Co., Ltd.	50,800	750,493
Mitsubishi HC Capital, Inc.	35,800	241,418
Mitsubishi Heavy Industries, Ltd.	142,300	1,990,425
Mitsubishi UFJ Financial Group, Inc.	493,000	5,146,713
Mitsui & Co., Ltd.	114,300	2,316,068
Mitsui Chemicals, Inc.	7,600	173,185
Mitsui Fudosan Co., Ltd.	118,600	1,009,658
Mitsui OSK Lines, Ltd.	15,300	516,454
Mizuho Financial Group, Inc.	107,080	2,236,015
MonotaRO Co., Ltd.	11,100	168,476
MS&AD Insurance Group Holdings, Inc.	57,100	1,259,886
Murata Manufacturing Co., Ltd.	75,100	1,306,810
NEC Corp.	10,900	925,522
Nexon Co., Ltd.	14,900	262,222
NIDEC Corp.	37,000	735,024
Nintendo Co., Ltd.	46,100	2,440,340
Nippon Building Fund, Inc.	340	291,034
Nippon Paint Holdings Co., Ltd.	42,100	321,369
Nippon Prologis REIT, Inc.	101	162,676
Nippon Sanso Holdings Corp.	7,700	266,328
Nippon Steel Corp.	38,400	765,833
Nippon Telegraph & Telephone Corp.	1,326,800	1,280,025
Nippon Yusen KK	20,500	682,175
Nissan Motor Co., Ltd.	104,100	274,934
Nissin Foods Holdings Co., Ltd.	8,900	240,691
Nitori Holdings Co., Ltd.	3,600	457,129
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nitto Denko Corp.	31,500	$ 517,965
Nomura Holdings, Inc.	133,400	683,286
Nomura Real Estate Holdings, Inc.	4,900	120,601
Nomura Research Institute, Ltd.	16,800	502,554
NTT Data Group Corp.	28,000	442,106
Obayashi Corp.	28,800	352,060
Obic Co., Ltd.	14,500	473,568
Olympus Corp.	52,300	919,962
Omron Corp.	7,800	307,401
Ono Pharmaceutical Co., Ltd.	16,600	208,657
Oracle Corp. Japan	1,700	163,122
Oriental Land Co., Ltd.	48,400	1,172,907
ORIX Corp.	51,200	1,075,268
Osaka Gas Co., Ltd.	16,400	351,615
Otsuka Corp.	10,100	227,263
Otsuka Holdings Co., Ltd.	18,600	1,122,265
Pan Pacific International Holdings Corp.	16,900	419,191
Panasonic Holdings Corp.	103,500	829,342
Rakuten Group, Inc.†	66,800	397,329
Recruit Holdings Co., Ltd.	65,900	4,041,113
Renesas Electronics Corp.	74,779	1,003,482
Resona Holdings, Inc.	92,800	618,065
Ricoh Co., Ltd.	24,400	264,253
Rohm Co., Ltd.	15,200	168,459
SBI Holdings, Inc.	12,100	265,465
SCREEN Holdings Co., Ltd.	3,600	231,068
SCSK Corp.	6,906	128,653
Secom Co., Ltd.	18,600	660,318
Seiko Epson Corp.	12,800	232,558
Sekisui Chemical Co., Ltd.	16,800	236,583
Sekisui House, Ltd.	26,500	641,341
Seven & i Holdings Co., Ltd.	98,300	1,408,202
SG Holdings Co., Ltd.	14,200	141,955
Shimadzu Corp.	10,500	309,533
Shimano, Inc.	3,400	503,593
Shin-Etsu Chemical Co., Ltd.	80,000	2,961,062
Shionogi & Co., Ltd.	33,600	479,265
Shiseido Co., Ltd.	17,800	374,574
Shizuoka Financial Group, Inc.	19,300	153,560
SMC Corp.	2,500	1,068,615
SoftBank Corp.	1,268,000	1,598,784
SoftBank Group Corp.	45,700	2,780,969
Sompo Holdings, Inc.	41,800	893,730
Sony Group Corp.	277,000	4,869,745
Subaru Corp.	26,800	478,613
SUMCO Corp.	15,539	148,685
Sumitomo Corp.	46,200	963,707
Sumitomo Electric Industries, Ltd.	31,700	487,430
Sumitomo Metal Mining Co., Ltd.	11,000	304,894
Sumitomo Mitsui Financial Group, Inc.	166,800	3,521,462
Sumitomo Mitsui Trust Group, Inc.	28,800	635,340
Sumitomo Realty & Development Co., Ltd.	12,700	376,771
Suntory Beverage & Food, Ltd.	6,200	209,117
Suzuki Motor Corp.	69,800	688,341
Sysmex Corp.	22,400	414,965
T&D Holdings, Inc.	21,700	344,461
Taisei Corp.	7,400	312,936
Takeda Pharmaceutical Co., Ltd.	70,600	1,966,612
TDK Corp.	86,500	1,022,090
Terumo Corp.	59,600	1,135,635
TIS, Inc.	9,415	234,633
Toho Co., Ltd.	5,000	190,924
Tokio Marine Holdings, Inc.	83,400	2,965,619

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electric Power Co. Holdings, Inc.†	67,800	$ 273,328
Tokyo Electron, Ltd.	19,900	2,958,817
Tokyo Gas Co., Ltd.	16,000	393,217
Tokyu Corp.	22,200	273,391
Toppan Holdings, Inc.	10,600	309,930
Toray Industries, Inc.	61,600	334,745
TOTO, Ltd.	6,300	176,498
Toyota Industries Corp.	6,500	449,975
Toyota Motor Corp.	455,900	7,858,749
Toyota Tsusho Corp.	28,300	481,196
Trend Micro, Inc.	5,600	292,951
Unicharm Corp.	17,900	573,463
West Japan Railway Co.	19,500	344,277
Yakult Honsha Co., Ltd.	11,400	247,593
Yamaha Motor Co., Ltd.	37,300	324,696
Yaskawa Electric Corp.	10,700	306,250
Yokogawa Electric Corp.	10,100	224,822
Zensho Holdings Co., Ltd.	4,300	216,599
ZOZO, Inc.	6,000	194,821
		164,337,923
Jersey — 0.6%
Experian PLC	40,802	1,993,071
Glencore PLC	460,472	2,399,516
WPP PLC	47,890	504,429
		4,897,016
Luxembourg — 0.2%
ArcelorMittal SA	20,826	516,122
Eurofins Scientific SE	5,998	295,678
InPost SA†	8,880	173,296
Tenaris SA	20,967	345,301
		1,330,397
Netherlands — 5.5%
ABN AMRO Bank NV*	20,344	337,351
Adyen NV*†	965	1,467,902
AerCap Holdings NV	8,613	805,746
Airbus SE	26,384	4,020,633
Akzo Nobel NV	7,576	483,363
Argenx SE†	2,639	1,551,398
ASM International NV	2,085	1,156,035
ASML Holding NV	17,742	11,929,839
ASR Nederland NV	7,037	334,448
BE Semiconductor Industries NV	3,423	362,693
Davide Campari-Milano NV	27,335	184,389
Euronext NV*	3,567	393,560
EXOR NV	4,415	468,402
Ferrari NV	5,597	2,675,693
Ferrovial SE	23,168	926,712
Heineken Holding NV	5,755	399,681
Heineken NV	12,788	1,049,056
IMCD NV	2,530	401,335
ING Groep NV	146,676	2,489,781
JDE Peet's NV	5,411	121,961
Koninklijke Ahold Delhaize NV	41,597	1,372,509
Koninklijke KPN NV	175,272	684,888
Koninklijke Philips NV†	35,475	931,227
NN Group NV	12,022	591,673
OCI NV	4,692	56,948
Prosus NV	62,943	2,650,340
QIAGEN NV	9,850	419,089
Randstad NV	4,818	222,656
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Stellantis NV	93,962	$ 1,294,537
STMicroelectronics NV	30,063	814,194
Universal Music Group NV	36,550	919,526
Wolters Kluwer NV	11,034	1,859,647
		43,377,212
New Zealand — 0.2%
Auckland International Airport, Ltd.	66,052	288,354
Fisher & Paykel Healthcare Corp., Ltd.	26,007	558,242
Mercury NZ, Ltd.	30,949	121,997
Meridian Energy, Ltd.	57,469	204,262
Spark New Zealand, Ltd.	80,551	139,918
Xero, Ltd.†	6,439	625,133
		1,937,906
Norway — 0.5%
Aker BP ASA	14,031	298,676
DNB Bank ASA	39,762	821,612
Equinor ASA	37,201	891,544
Gjensidige Forsikring ASA	8,880	160,407
Kongsberg Gruppen ASA	3,906	406,906
Mowi ASA	20,664	355,591
Norsk Hydro ASA	62,443	384,606
Orkla ASA	31,126	287,566
Salmar ASA	2,931	148,649
Telenor ASA	27,341	335,862
Yara International ASA	7,352	220,787
		4,312,206
Portugal — 0.1%
EDP SA	139,333	546,925
Galp Energia SGPS SA	20,636	351,887
Jeronimo Martins SGPS SA	12,574	245,088
		1,143,900
Singapore — 1.1%
CapitaLand Ascendas REIT	165,979	337,576
CapitaLand Integrated Commercial Trust	239,179	363,491
CapitaLand Investment, Ltd.	104,000	219,246
DBS Group Holdings, Ltd.	88,440	2,545,232
Genting Singapore, Ltd.	268,500	169,241
Keppel, Ltd.	64,700	312,130
Oversea-Chinese Banking Corp., Ltd.	150,300	1,709,091
Sembcorp Industries, Ltd.	39,644	150,904
Singapore Airlines, Ltd.	66,150	322,923
Singapore Exchange, Ltd.	38,100	326,828
Singapore Technologies Engineering, Ltd.	69,300	237,579
Singapore Telecommunications, Ltd.	330,000	780,985
United Overseas Bank, Ltd.	56,100	1,351,016
Wilmar International, Ltd.	85,300	206,328
		9,032,570
Spain — 2.5%
Acciona SA	1,096	140,028
ACS Actividades de Construccion y Servicios SA	8,154	390,314
Aena SME SA*	3,330	735,579
Amadeus IT Group SA	20,003	1,451,914
Banco Bilbao Vizcaya Argentaria SA	255,900	2,548,720
Banco de Sabadell SA	241,555	471,716
Banco Santander SA	687,972	3,364,343
CaixaBank SA	161,358	981,912
Cellnex Telecom SA*	23,526	860,166
EDP Renovaveis SA	13,851	186,573
Endesa SA	14,103	303,914

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Grifols SA†	13,245	$ 148,037
Iberdrola SA	271,182	4,021,870
Industria de Diseno Textil SA	48,435	2,760,000
Redeia Corp. SA	18,019	332,967
Repsol SA	54,054	673,512
Telefonica SA	176,235	826,606
		20,198,171
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,260	429,057
Sweden — 3.0%
AddTech AB	11,540	318,523
Alfa Laval AB	12,847	569,657
Assa Abloy AB, Class B	44,504	1,392,105
Atlas Copco AB, Class A	119,267	1,978,165
Atlas Copco AB, Class B	69,304	1,012,894
Beijer Ref AB	16,022	239,161
Boliden AB	12,144	379,366
Epiroc AB, Class A	29,262	573,876
Epiroc AB, Class B	17,314	297,424
EQT AB	16,585	481,559
Essity AB, Class B	27,054	763,920
Evolution AB*	7,995	755,042
Fastighets AB Balder, Class B†	29,428	228,120
Getinge AB, Class B	10,156	178,338
H & M Hennes & Mauritz AB, Class B	25,152	372,580
Hexagon AB, Class B	92,186	859,441
Holmen AB, Class B	3,384	134,085
Husqvarna AB, Class B	15,568	100,172
Industrivarden AB, Class A	5,400	186,015
Industrivarden AB, Class C	7,100	244,035
Indutrade AB	12,132	328,872
Investment AB Latour, Class B	6,574	181,164
Investor AB, Class B	76,852	2,175,854
L E Lundbergforetagen AB, Class B	3,374	166,810
Lifco AB, Class B	10,350	308,113
Nibe Industrier AB, Class B	67,291	327,585
Saab AB, Class B	14,222	292,673
Sagax AB, Class B	9,757	233,509
Sandvik AB	47,342	935,170
Securitas AB, Class B	21,837	256,150
Skandinaviska Enskilda Banken AB, Class A	70,460	995,619
Skanska AB, Class B	15,108	306,792
SKF AB, Class B	15,134	288,210
Svenska Cellulosa AB SCA, Class B	26,908	355,900
Svenska Handelsbanken AB, Class A	64,764	673,833
Swedbank AB, Class A	37,697	765,422
Swedish Orphan Biovitrum AB†	8,654	270,594
Tele2 AB, Class B	23,813	249,531
Telefonaktiebolaget LM Ericsson, Class B	123,177	1,024,950
Telia Co. AB	104,755	304,282
Trelleborg AB, Class B	9,460	316,216
Volvo AB, Class A	8,882	232,765
Volvo AB, Class B	70,540	1,831,114
Volvo Car AB, Class B†	33,074	71,123
		23,956,729
Switzerland — 9.4%
ABB, Ltd.	70,222	3,900,086
Adecco Group AG	7,478	234,478
Alcon, Inc.	22,187	2,035,091
Avolta AG	4,066	161,411
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Bachem Holding AG	1,499	$ 119,073
Baloise Holding AG	1,932	371,395
Banque Cantonale Vaudoise	1,337	133,097
Barry Callebaut AG	158	276,246
BKW AG	938	164,987
Chocoladefabriken Lindt & Spruengli AG	5	582,067
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	43	505,385
Cie Financiere Richemont SA, Class A	23,870	3,482,175
Clariant AG	9,580	133,399
Coca-Cola HBC AG	9,695	339,019
DSM-Firmenich AG	8,257	981,081
EMS-Chemie Holding AG	312	240,674
Galderma Group AG†	2,641	247,226
Geberit AG	1,484	932,638
Givaudan SA	410	1,947,950
Helvetia Holding AG	1,648	279,766
Holcim AG	23,143	2,282,686
Julius Baer Group, Ltd.	9,147	559,753
Kuehne + Nagel International AG	2,145	535,774
Logitech International SA	6,918	565,179
Lonza Group AG	3,207	1,983,717
Nestle SA	116,332	11,000,405
Novartis AG	87,513	9,495,413
Partners Group Holding AG	1,008	1,397,951
Roche Holding AG	31,195	9,688,360
Roche Holding AG (BR)	1,421	482,559
Sandoz Group AG	18,180	829,425
Schindler Holding AG	1,042	296,981
Schindler Holding AG (Participation Certificate)	1,808	526,603
SGS SA	6,832	725,253
SIG Group AG	13,579	293,246
Sika AG	6,769	1,888,304
Sonova Holding AG	2,250	821,746
Straumann Holding AG	4,956	649,971
Swatch Group AG (TRQX)	2,335	94,160
Swatch Group AG (XEGT)	1,285	263,531
Swiss Life Holding AG	1,276	1,043,627
Swiss Prime Site AG	3,433	372,497
Swiss Re AG	13,393	1,717,526
Swisscom AG	1,150	701,227
Temenos AG	2,670	184,451
UBS Group AG	146,036	4,508,220
VAT Group AG*	1,199	499,884
Zurich Insurance Group AG	6,498	3,853,176
		74,328,869
United Kingdom — 13.1%
3i Group PLC	43,219	1,769,058
Admiral Group PLC	11,560	384,723
Anglo American PLC	56,421	1,765,320
Antofagasta PLC	17,509	395,166
Ashtead Group PLC	19,417	1,462,172
Associated British Foods PLC	14,904	427,032
AstraZeneca PLC	68,834	9,786,267
Auto Trader Group PLC*	39,724	431,051
Aviva PLC	118,866	694,875
BAE Systems PLC	134,545	2,169,605
Barclays PLC	655,487	2,009,537
Barratt Redrow PLC	61,201	354,293
Berkeley Group Holdings PLC	4,528	259,530
BP PLC	733,943	3,567,229
British American Tobacco PLC	88,678	3,088,263

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BT Group PLC	287,272	$ 515,207
Bunzl PLC	15,020	663,404
Centrica PLC	232,841	354,507
Coca-Cola Europacific Partners PLC	9,168	696,768
Compass Group PLC	75,513	2,445,802
Croda International PLC	5,890	283,323
Diageo PLC	98,711	3,077,785
Endeavour Mining PLC	8,152	182,951
GSK PLC	184,047	3,362,321
Haleon PLC	344,666	1,649,575
Halma PLC	16,857	541,185
Hargreaves Lansdown PLC	15,795	222,049
Hikma Pharmaceuticals PLC	7,389	176,627
HSBC Holdings PLC	822,237	7,508,266
Imperial Brands PLC	36,055	1,086,511
Informa PLC	59,196	620,390
InterContinental Hotels Group PLC	7,162	788,740
Intertek Group PLC	7,166	432,419
J Sainsbury PLC	73,443	253,284
JD Sports Fashion PLC	115,070	184,113
Kingfisher PLC	81,664	309,983
Land Securities Group PLC	31,421	244,711
Legal & General Group PLC	264,497	745,333
Lloyds Banking Group PLC	2,770,680	1,914,636
London Stock Exchange Group PLC	21,231	2,884,395
M&G PLC	100,408	253,056
Melrose Industries PLC	58,422	362,543
Mondi PLC	19,599	317,357
National Grid PLC	213,649	2,685,182
NatWest Group PLC	295,130	1,396,387
Next PLC	5,320	674,511
Pearson PLC	26,716	391,890
Persimmon PLC	14,201	268,506
Phoenix Group Holdings PLC	31,130	198,524
Prudential PLC	121,798	1,003,548
Reckitt Benckiser Group PLC	30,993	1,871,859
RELX PLC	82,904	3,810,442
Rentokil Initial PLC	112,094	563,782
Rio Tinto PLC	50,055	3,238,322
Rolls-Royce Holdings PLC†	377,632	2,621,177
Sage Group PLC	44,549	560,213
Schroders PLC	35,789	158,075
Segro PLC	57,045	579,981
Severn Trent PLC	11,984	396,854
Shell PLC	279,793	9,307,364
Smith & Nephew PLC	38,823	481,161
Smiths Group PLC	15,331	304,245
Spirax Group PLC	3,268	274,623
SSE PLC	48,552	1,101,366
Standard Chartered PLC	96,308	1,110,833
Taylor Wimpey PLC	157,177	298,203
Tesco PLC	307,523	1,357,729
Unilever PLC	110,776	6,779,779
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
United Utilities Group PLC	30,277	$ 399,293
Vodafone Group PLC	1,003,481	932,278
Whitbread PLC	7,999	312,512
Wise PLC, Class A†	29,576	271,249
		103,991,250
Total Common Stocks (cost $588,830,949)		734,946,162
UNAFFILIATED INVESTMENT COMPANIES — 4.3%
United States — 4.3%
iShares MSCI EAFE ETF (cost $35,047,245)	435,000	34,460,700
Total Long-Term Investment Securities (cost $623,878,194)		769,406,862
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.47%, 02/11/2025(1)	$ 300,000	296,230
4.51%, 01/16/2025(1)	610,000	604,260
Total Short-Term Investments (cost $900,397)		900,490
REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $18,980,226 and collateralized by $19,409,300 of United States Treasury Notes, bearing interest at 1.38% due 07/15/2033 and having an approximate value of $19,359,043 (cost $18,979,425)	18,979,425	18,979,425
TOTAL INVESTMENTS (cost $643,758,016)	99.4%	789,286,777
Other assets less liabilities	0.6	4,406,473
NET ASSETS	100.0%	$793,693,250
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $9,744,615 representing 1.2% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
210	Long	MSCI EAFE Index	December 2024	$25,413,584	$24,677,100	$(736,484)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Industry Allocation*
Banks	11.7%
Pharmaceuticals	8.7
Insurance	5.4
Unaffiliated Investment Companies	4.3
Oil & Gas	3.6
Food	3.4
Semiconductors	3.1
Auto Manufacturers	3.1
Telecommunications	2.9
Commercial Services	2.7
Repurchase Agreements	2.4
Mining	2.4
Electric	2.3
Chemicals	2.3
Retail	2.2
Healthcare-Products	2.2
Software	2.1
Cosmetics/Personal Care	2.1
Aerospace/Defense	2.0
Diversified Financial Services	1.9
Apparel	1.8
Machinery-Construction & Mining	1.7
Machinery-Diversified	1.6
Electronics	1.6
Distribution/Wholesale	1.5
Beverages	1.5
Building Materials	1.5
Miscellaneous Manufacturing	1.2
Transportation	1.1
Internet	1.1
Computers	1.1
Electrical Components & Equipment	1.0
REITS	0.9
Engineering & Construction	0.8
Real Estate	0.8
Biotechnology	0.8
Home Furnishings	0.7
Agriculture	0.7
Auto Parts & Equipment	0.6
Healthcare-Services	0.6
Entertainment	0.5
Private Equity	0.5
Investment Companies	0.5
Toys/Games/Hobbies	0.4
Household Products/Wares	0.4
Food Service	0.4
Iron/Steel	0.3
Hand/Machine Tools	0.3
Leisure Time	0.3
Lodging	0.3
Metal Fabricate/Hardware	0.3
Water	0.3
Media	0.3
Home Builders	0.2
Advertising	0.2
Office/Business Equipment	0.2
Gas	0.2
Forest Products & Paper	0.1
Short-Term Investments	0.1
Energy-Alternate Sources	0.1
Shipbuilding	0.1
99.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$2,164,937	$1,926,342	$—	$4,091,279
Israel	3,180,583	2,929,750	—	6,110,333
Netherlands	805,746	42,571,466	—	43,377,212
United Kingdom	696,768	103,294,482	—	103,991,250
Other Countries	—	577,376,088	—	577,376,088
Unaffiliated Investment Companies	34,460,700	—	—	34,460,700
Short-Term Investments	—	900,490	—	900,490
Repurchase Agreements	—	18,979,425	—	18,979,425
Total Investments at Value	$41,308,734	$747,978,043	$—	$789,286,777
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$736,484	$—	$—	$736,484
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 1.1%
Loar Holdings, Inc.†	11,087	$ 955,477
Moog, Inc., Class A	12,568	2,370,325
		3,325,802
Banks — 1.9%
Bancorp, Inc.†	48,773	2,451,331
Western Alliance Bancorp	35,366	2,942,805
		5,394,136
Biotechnology — 3.8%
ADMA Biologics, Inc.†	148,887	2,428,347
Blueprint Medicines Corp.†	19,954	1,746,175
Intra-Cellular Therapies, Inc.†	36,009	3,051,763
Vericel Corp.†	47,109	2,074,680
Viking Therapeutics, Inc.†	22,886	1,660,150
		10,961,115
Building Materials — 5.3%
AAON, Inc.	38,494	4,396,785
AZEK Co., Inc.†	49,368	2,172,192
Eagle Materials, Inc.	12,767	3,644,468
Modine Manufacturing Co.†	24,491	2,884,305
Simpson Manufacturing Co., Inc.	12,193	2,192,179
		15,289,929
Chemicals — 1.7%
Element Solutions, Inc.	132,176	3,581,969
Quaker Chemical Corp.	9,777	1,481,998
		5,063,967
Commercial Services — 3.7%
Bright Horizons Family Solutions, Inc.†	20,807	2,777,110
CBIZ, Inc.†	12,258	844,944
GXO Logistics, Inc.†	50,486	3,019,568
Stride, Inc.†	23,027	2,147,958
Verra Mobility Corp.†	79,279	2,058,876
		10,848,456
Computers — 3.7%
CyberArk Software, Ltd.†	9,341	2,582,973
KBR, Inc.	36,737	2,461,746
Lumentum Holdings, Inc.†	32,441	2,072,007
PAR Technology Corp.†	28,337	1,671,600
Varonis Systems, Inc.†	39,028	1,965,840
		10,754,166
Cosmetics/Personal Care — 1.1%
Prestige Consumer Healthcare, Inc.†	41,731	3,077,661
Distribution/Wholesale — 0.3%
SiteOne Landscape Supply, Inc.†	6,398	894,057
Diversified Financial Services — 7.9%
FTAI Aviation, Ltd.	20,805	2,797,024
Hamilton Lane, Inc., Class A	20,079	3,606,991
Jefferies Financial Group, Inc.	56,434	3,610,647
PennyMac Financial Services, Inc.	27,082	2,699,534
Piper Sandler Cos.	10,204	2,894,263
StepStone Group, Inc., Class A	50,967	3,064,646
TMX Group, Ltd.	134,044	4,186,859
		22,859,964
Electric — 1.2%
Talen Energy Corp.†	19,681	3,569,346
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 1.5%
Hammond Power Solutions, Inc.	3,649	$ 316,246
Littelfuse, Inc.	8,072	1,974,653
Novanta, Inc.†	12,038	2,049,349
		4,340,248
Electronics — 3.4%
Coherent Corp.†	43,803	4,049,149
Itron, Inc.†	21,307	2,381,270
nVent Electric PLC	46,548	3,471,085
		9,901,504
Engineering & Construction — 3.6%
AECOM	20,225	2,160,030
Comfort Systems USA, Inc.	6,173	2,413,890
Construction Partners, Inc., Class A†	38,083	2,998,274
Sterling Infrastructure, Inc.†	17,637	2,724,035
		10,296,229
Environmental Control — 1.4%
Clean Harbors, Inc.†	17,667	4,085,670
Food — 1.1%
Post Holdings, Inc.†	29,204	3,189,369
Healthcare-Products — 9.2%
BioLife Solutions, Inc.†	96,881	2,267,015
Bio-Techne Corp.	32,767	2,416,566
Glaukos Corp.†	25,672	3,395,122
Inspire Medical Systems, Inc.†	9,539	1,860,487
Integer Holdings Corp.†	20,558	2,554,332
Lantheus Holdings, Inc.†	30,985	3,403,392
Merit Medical Systems, Inc.†	28,223	2,784,481
Repligen Corp.†	14,392	1,932,414
TransMedics Group, Inc.†	20,137	1,650,630
Twist Bioscience Corp.†	64,043	2,584,776
UFP Technologies, Inc.†	7,280	1,943,760
		26,792,975
Healthcare-Services — 4.4%
Encompass Health Corp.	33,803	3,362,046
HealthEquity, Inc.†	26,647	2,271,657
PACS Group, Inc.†	54,703	2,334,724
Tenet Healthcare Corp.†	30,078	4,662,692
		12,631,119
Home Builders — 2.3%
Cavco Industries, Inc.†	6,479	2,655,062
Installed Building Products, Inc.	10,711	2,323,216
M/I Homes, Inc.†	11,912	1,805,740
		6,784,018
Home Furnishings — 0.7%
SharkNinja, Inc.	20,814	1,919,259
Internet — 2.1%
Maplebear, Inc.†	54,651	2,410,109
Q2 Holdings, Inc.†	43,769	3,705,484
		6,115,593
Iron/Steel — 0.8%
ATI, Inc.†	43,157	2,274,806
Lodging — 1.2%
Travel & Leisure Co.	27,765	1,327,445
Wyndham Hotels & Resorts, Inc.	23,654	2,089,121
		3,416,566

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 2.5%
Applied Industrial Technologies, Inc.	11,064	$ 2,562,312
Esab Corp.	21,141	2,601,189
Zurn Elkay Water Solutions Corp.	61,596	2,223,615
		7,387,116
Metal Fabricate/Hardware — 1.0%
RBC Bearings, Inc.†	10,020	2,809,107
Miscellaneous Manufacturing — 2.3%
Enpro, Inc.	15,810	2,302,094
Fabrinet†	6,822	1,643,897
Federal Signal Corp.	33,077	2,698,091
		6,644,082
Oil & Gas — 1.9%
Matador Resources Co.	27,658	1,441,258
Permian Resources Corp.	115,023	1,567,764
Range Resources Corp.	42,126	1,265,044
Weatherford International PLC	17,438	1,377,602
		5,651,668
Oil & Gas Services — 0.9%
TechnipFMC PLC	94,464	2,521,244
Pharmaceuticals — 2.9%
Ascendis Pharma A/S ADR†	15,348	1,885,041
BellRing Brands, Inc.†	34,462	2,268,634
Madrigal Pharmaceuticals, Inc.†	6,049	1,568,748
Vaxcyte, Inc.†	25,464	2,708,096
		8,430,519
REITS — 1.4%
EastGroup Properties, Inc.	10,815	1,852,393
Terreno Realty Corp.	35,638	2,136,498
		3,988,891
Retail — 6.4%
Academy Sports & Outdoors, Inc.	25,682	1,306,186
Boot Barn Holdings, Inc.†	9,182	1,143,618
Freshpet, Inc.†	24,041	3,186,394
Murphy USA, Inc.	5,066	2,474,488
Ollie's Bargain Outlet Holdings, Inc.†	25,387	2,331,288
RH†	2,699	858,417
Security Description	Shares or Principal Amount	Value

Retail (continued)
Shake Shack, Inc., Class A†	25,831	$ 3,142,858
Texas Roadhouse, Inc.	13,105	2,504,628
Wingstop, Inc.	5,758	1,656,519
		18,604,396
Semiconductors — 4.8%
Astera Labs, Inc.†	43,311	3,038,700
Impinj, Inc.†	9,404	1,786,666
MACOM Technology Solutions Holdings, Inc.†	26,449	2,972,868
Nova, Ltd.†	9,508	1,761,832
Onto Innovation, Inc.†	10,447	2,071,953
SiTime Corp.†	14,097	2,382,534
		14,014,553
Software — 9.8%
ACI Worldwide, Inc.†	45,013	2,214,640
Altair Engineering, Inc., Class A†	31,352	3,260,295
Braze, Inc., Class A†	48,738	1,533,297
Clearwater Analytics Holdings, Inc., Class A†	93,294	2,435,906
Descartes Systems Group, Inc.†	21,583	2,243,121
DigitalOcean Holdings, Inc.†	61,021	2,415,211
Guidewire Software, Inc.†	22,633	4,215,623
Intapp, Inc.†	44,090	2,211,995
Pegasystems, Inc.	41,283	3,279,522
Procore Technologies, Inc.†	31,241	2,050,972
SentinelOne, Inc., Class A†	97,799	2,522,236
		28,382,818
Telecommunications — 0.4%
Harmonic, Inc.†	105,615	1,171,270
Transportation — 1.1%
Saia, Inc.†	6,352	3,103,651
TOTAL INVESTMENTS (cost $224,454,109)	98.8%	286,495,270
Other assets less liabilities	1.2	3,460,970
NET ASSETS	100.0%	$289,956,240
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$286,495,270	$—	$—	$286,495,270
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.2%
Howmet Aerospace, Inc.	101,334	$ 10,105,026
Beverages — 1.9%
Monster Beverage Corp.†	165,584	8,722,965
Biotechnology — 4.4%
Amgen, Inc.	18,342	5,872,375
Argenx SE ADR†	13,172	7,722,743
Vertex Pharmaceuticals, Inc.†	13,163	6,265,325
		19,860,443
Chemicals — 1.3%
Linde PLC	13,395	6,110,129
Computers — 6.4%
Apple, Inc.	127,583	28,822,276
Diversified Financial Services — 6.5%
Intercontinental Exchange, Inc.	37,006	5,768,125
Mastercard, Inc., Class A	47,778	23,869,411
		29,637,536
Electrical Components & Equipment — 1.6%
Eaton Corp. PLC	21,277	7,055,028
Entertainment — 0.8%
Caesars Entertainment, Inc.†	88,723	3,553,356
Healthcare-Products — 1.5%
Danaher Corp.	28,107	6,904,766
Healthcare-Services — 3.1%
UnitedHealth Group, Inc.	24,863	14,035,163
Insurance — 1.6%
Progressive Corp.	29,468	7,155,714
Internet — 23.8%
Alphabet, Inc., Class C	113,411	19,584,946
Amazon.com, Inc.†	160,726	29,959,326
Booking Holdings, Inc.	3,429	16,034,861
DoorDash, Inc., Class A†	32,579	5,105,129
MercadoLibre, Inc.†	4,454	9,073,600
Meta Platforms, Inc., Class A	42,316	24,017,715
Shopify, Inc., Class A†	49,551	3,875,384
		107,650,961
Lodging — 1.5%
Las Vegas Sands Corp.	128,149	6,644,526
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.1%
Deere & Co.	12,598	$ 5,098,285
Pharmaceuticals — 5.9%
AbbVie, Inc.	35,689	7,275,916
Eli Lilly & Co.	15,442	12,812,845
Madrigal Pharmaceuticals, Inc.†	12,546	3,253,680
Vaxcyte, Inc.†	31,776	3,379,378
		26,721,819
Private Equity — 1.9%
Blackstone, Inc.	50,766	8,515,997
REITS — 1.4%
American Tower Corp.	29,005	6,193,728
Semiconductors — 18.0%
Advanced Micro Devices, Inc.†	53,263	7,673,600
Applied Materials, Inc.	36,912	6,702,481
ASML Holding NV	11,838	7,961,647
Marvell Technology, Inc.	84,949	6,805,264
NVIDIA Corp.	297,675	39,519,333
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	65,949	12,565,923
		81,228,248
Software — 14.7%
Microsoft Corp.	102,760	41,756,526
Oracle Corp.	90,587	15,204,122
Workday, Inc., Class A†	40,439	9,456,660
		66,417,308
Total Long-Term Investment Securities (cost $246,419,792)		450,433,274
SHORT-TERM INVESTMENTS — 0.3%
Commercial Paper — 0.3%
Credit Agricole SA
4.81%, 11/01/2024 (cost $1,300,000)	$1,300,000	1,299,826
TOTAL INVESTMENTS (cost $247,719,792)	99.9%	451,733,100
Other assets less liabilities	0.1	521,038
NET ASSETS	100.0%	$452,254,138
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$450,433,274	$—	$—	$450,433,274
Short-Term Investments	—	1,299,826	—	1,299,826
Total Investments at Value	$450,433,274	$1,299,826	$—	$451,733,100
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.4%
Advertising — 0.1%
Dentsu Group, Inc.	400	$ 12,276
Publicis Groupe SA	429	45,744
Trade Desk, Inc., Class A†	3,391	407,632
WPP PLC	2,026	21,340
		486,992
Aerospace/Defense — 1.2%
Airbus SE	5,852	891,781
BAE Systems PLC	5,692	91,786
Dassault Aviation SA	38	7,662
Elbit Systems, Ltd.	44	10,075
General Dynamics Corp.	1,085	316,397
Howmet Aerospace, Inc.	6,197	617,965
Kawasaki Heavy Industries, Ltd.	400	15,295
Leonardo SpA	754	18,033
Melrose Industries PLC	2,300	14,273
MTU Aero Engines AG	98	32,054
Northrop Grumman Corp.	2,320	1,180,926
Rheinmetall AG	82	42,249
Rolls-Royce Holdings PLC†	16,036	111,307
RTX Corp.	2,779	336,231
Saab AB, Class B	676	13,911
Safran SA	7,566	1,716,595
Singapore Technologies Engineering, Ltd.	2,300	7,885
Thales SA	175	28,213
		5,452,638
Agriculture — 0.1%
British American Tobacco PLC	3,736	130,108
Imperial Brands PLC	1,628	49,060
Japan Tobacco, Inc.	2,100	58,120
Philip Morris International, Inc.	2,974	394,650
Wilmar International, Ltd.	2,700	6,531
		638,469
Airlines — 0.0%
ANA Holdings, Inc.	200	3,932
Deutsche Lufthansa AG	1,130	7,822
International Consolidated Airlines Group SA	6,913	18,805
Japan Airlines Co., Ltd.	300	4,800
Qantas Airways, Ltd.†	1,505	7,942
Singapore Airlines, Ltd.	2,000	9,763
Southwest Airlines Co.	1,834	56,084
		109,148
Apparel — 0.8%
adidas AG	300	71,523
Asics Corp.	1,300	22,874
Burberry Group PLC	653	6,588
Columbia Sportswear Co.	1,428	114,911
Hermes International SCA	64	145,306
Kering SA	133	33,149
LPP SA	2	7,233
LVMH Moet Hennessy Louis Vuitton SE	4,688	3,110,635
		3,512,219
Auto Manufacturers — 0.7%
Bayerische Motoren Werke AG	545	42,877
Bayerische Motoren Werke AG (Preference Shares)	111	8,157
Daimler Truck Holding AG	911	37,692
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	208	14,630
Ferrari NV	230	109,953
Honda Motor Co., Ltd.	9,100	91,292
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Isuzu Motors, Ltd.	1,200	$ 15,510
Kia Corp.	4,675	308,577
Mazda Motor Corp.	1,100	7,797
Mercedes-Benz Group AG	1,509	91,426
Mitsubishi Motors Corp.	1,200	3,552
Nissan Motor Co., Ltd.	4,100	10,828
Stellantis NV	4,027	55,481
Subaru Corp.	1,200	21,430
Suzuki Motor Corp.	3,400	33,529
Tesla, Inc.†	5,562	1,389,666
Toyota Motor Corp.	21,800	375,786
Volkswagen AG (Preference Shares)	380	36,753
Volvo AB, Class A	319	8,360
Volvo AB, Class B	20,710	537,601
Volvo Car AB, Class B†	995	2,140
		3,203,037
Auto Parts & Equipment — 0.1%
Aisin Corp.	1,000	10,352
Bridgestone Corp.	1,100	38,979
Cie Generale des Etablissements Michelin SCA	13,694	461,218
Continental AG	204	12,707
Denso Corp.	4,100	58,334
Koito Manufacturing Co., Ltd.	400	5,140
NGK Insulators, Ltd.	600	7,389
Niterra Co., Ltd.	400	11,286
Pirelli & C SpA*	516	2,831
Sumitomo Electric Industries, Ltd.	1,500	23,064
Toyota Industries Corp.	300	20,768
		652,068
Banks — 4.6%
ANZ Group Holdings, Ltd.	5,654	114,945
Banca Mediolanum SpA	392	4,856
Banco Bilbao Vizcaya Argentaria SA	10,856	108,124
Banco BPM SpA	2,474	16,747
Banco Santander SA	29,093	142,272
Bank Central Asia Tbk PT	654,800	427,277
Bank Hapoalim BM	2,398	25,024
Bank Leumi Le-Israel BM	2,872	29,215
Bank of America Corp.	50,000	2,091,000
Bank Polska Kasa Opieki SA	396	13,799
Barclays PLC	27,753	85,083
BAWAG Group AG*	148	11,440
BNP Paribas SA	1,953	133,416
CaixaBank SA	7,398	45,019
Chiba Bank, Ltd.	1,300	9,516
Commerzbank AG	1,765	31,272
Commonwealth Bank of Australia	3,157	293,703
Computershare, Ltd.	1,076	18,579
Concordia Financial Group, Ltd.	2,300	11,363
Credit Agricole SA	2,305	35,340
Danske Bank A/S	1,275	37,620
DBS Group Holdings, Ltd.	51,780	1,490,187
Deutsche Bank AG	3,548	60,414
DNB Bank ASA	1,400	28,929
Erste Group Bank AG	579	32,609
Fifth Third Bancorp	3,580	156,374
FinecoBank Banca Fineco SpA	1,152	18,484
First Citizens BancShares, Inc., Class A	253	490,150
Fukuoka Financial Group, Inc.	400	9,132
Goldman Sachs Group, Inc.	541	280,124
Hang Seng Bank, Ltd.	1,300	15,899

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
HDFC Bank, Ltd. ADR	6,640	$ 418,519
HSBC Holdings PLC	34,881	318,516
ING Bank Slaski SA	62	3,845
ING Groep NV	6,085	103,291
Intesa Sanpaolo SpA	29,963	128,445
Israel Discount Bank, Ltd., Class A	2,332	13,724
Japan Post Bank Co., Ltd.	2,700	24,229
KBC Group NV	7,138	517,723
Kyoto Financial Group, Inc.	600	8,884
Lloyds Banking Group PLC	800,303	553,037
M&T Bank Corp.	4,031	784,755
Macquarie Group, Ltd.	664	100,214
Mediobanca Banca di Credito Finanziario SpA	1,106	18,264
Mitsubishi UFJ Financial Group, Inc.	62,600	653,518
Mizrahi Tefahot Bank, Ltd.	285	11,773
Mizuho Financial Group, Inc.	4,840	101,068
Morgan Stanley	6,743	783,874
National Australia Bank, Ltd.	5,834	147,552
NatWest Group PLC	11,711	55,410
Nordea Bank Abp	5,984	70,075
Northern Trust Corp.	4,110	413,137
Oversea-Chinese Banking Corp., Ltd.	4,500	51,170
PNC Financial Services Group, Inc.	2,268	426,996
Powszechna Kasa Oszczednosci Bank Polski SA	1,617	22,462
Raiffeisen Bank International AG	276	4,933
Regions Financial Corp.	14,458	345,112
Resona Holdings, Inc.	4,200	27,973
Santander Bank Polska SA	65	7,282
Skandinaviska Enskilda Banken AB, Class A	2,635	37,233
Skandinaviska Enskilda Banken AB, Class C	28	401
Societe Generale SA	1,350	38,951
Standard Chartered PLC	4,003	46,171
State Street Corp.	4,570	424,096
Sumitomo Mitsui Financial Group, Inc.	7,400	156,228
Sumitomo Mitsui Trust Group, Inc.	1,300	28,679
Svenska Handelsbanken AB, Class A	2,614	27,197
Svenska Handelsbanken AB, Class B	66	889
Swedbank AB, Class A	1,862	37,807
UBS Group AG	30,991	956,711
UniCredit SpA	15,820	700,875
United Overseas Bank, Ltd.	2,000	48,165
US Bancorp	21,421	1,034,849
Wells Fargo & Co.	61,327	3,981,349
Westpac Banking Corp.	6,540	136,974
		20,040,268
Beverages — 1.0%
Anheuser-Busch InBev SA NV	1,761	104,857
Asahi Group Holdings, Ltd.	2,800	33,607
Budweiser Brewing Co. APAC, Ltd.*	3,200	3,337
Carlsberg A/S, Class B	172	18,979
Coca-Cola Co.	10,912	712,663
Coca-Cola Europacific Partners PLC	387	29,412
Coca-Cola HBC AG	385	13,463
Constellation Brands, Inc., Class A	916	212,823
Davide Campari-Milano NV	1,073	7,238
Diageo PLC	27,681	863,087
Endeavour Group, Ltd.	2,560	7,886
Heineken Holding NV	247	17,154
Heineken NV	9,784	802,624
JDE Peet's NV	225	5,071
Keurig Dr Pepper, Inc.	9,764	321,724
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Kirin Holdings Co., Ltd.	1,600	$ 23,496
PepsiCo, Inc.	4,384	728,095
Pernod Ricard SA	4,286	535,180
Suntory Beverage & Food, Ltd.	300	10,119
Treasury Wine Estates, Ltd.	1,529	11,318
		4,462,133
Biotechnology — 0.9%
Alnylam Pharmaceuticals, Inc.†	886	236,199
Argenx SE†	52	30,569
Argenx SE†	60	35,272
Biogen, Inc.†	886	154,164
CSL, Ltd.	962	180,349
Genmab A/S†	122	27,228
Intra-Cellular Therapies, Inc.†	1,983	168,059
Regeneron Pharmaceuticals, Inc.†	2,940	2,464,308
Vertex Pharmaceuticals, Inc.†	1,613	767,756
		4,063,904
Building Materials — 1.0%
AGC, Inc.	400	12,211
Buzzi SpA	157	6,148
Carrier Global Corp.	6,969	506,786
Cie de Saint-Gobain SA	864	78,408
Daikin Industries, Ltd.	500	58,611
Eagle Materials, Inc.	567	161,856
Fortune Brands Innovations, Inc.	2,914	242,824
Geberit AG	64	40,222
Heidelberg Materials AG	246	27,077
Holcim AG	905	89,264
Investment AB Latour, Class B	273	7,523
James Hardie Industries PLC CDI†	824	26,314
Kingspan Group PLC	292	25,636
Martin Marietta Materials, Inc.	501	296,762
Mohawk Industries, Inc.†	1,962	263,438
Nibe Industrier AB, Class B	3,092	15,052
Sika AG	302	84,247
Svenska Cellulosa AB SCA, Class B	1,060	14,020
TOTO, Ltd.	300	8,405
Trane Technologies PLC	2,856	1,057,177
Vulcan Materials Co.	4,240	1,161,463
		4,183,444
Chemicals — 0.9%
Air Liquide SA	4,257	762,833
Akzo Nobel NV	322	20,544
Asahi Kasei Corp.	2,600	17,898
Axalta Coating Systems, Ltd.†	6,259	237,341
BASF SE	1,683	81,748
Brenntag SE	235	15,312
Covestro AG*†	344	21,772
Croda International PLC	244	11,737
Dow, Inc.	8,918	440,371
DSM-Firmenich AG	407	48,359
EMS-Chemie Holding AG	12	9,257
Evonik Industries AG	378	8,319
Givaudan SA	18	85,520
ICL Group, Ltd.	1,361	5,615
Linde PLC	1,173	539,385
Mitsubishi Chemical Group Corp.	2,600	13,951
Mitsui Chemicals, Inc.	400	9,115
Nippon Paint Holdings Co., Ltd.	1,800	13,740
Nippon Sanso Holdings Corp.	400	13,835
Nissan Chemical Corp.	300	10,110

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nitto Denko Corp.	1,100	$ 18,088
Novonesis (Novozymes), Class B	666	41,790
Shin-Etsu Chemical Co., Ltd.	41,700	1,543,454
Syensqo SA	139	10,685
Symrise AG	236	28,416
Toray Industries, Inc.	3,000	16,302
Tosoh Corp.	600	7,408
Umicore SA	353	4,189
Yara International ASA	306	9,189
		4,046,283
Commercial Services — 1.2%
Adyen NV*†	58	88,226
Ashtead Group PLC	824	62,050
Atlas Arteria, Ltd.	2,065	6,587
Block, Inc.†	5,310	384,019
Booz Allen Hamilton Holding Corp.	1,683	305,734
Brambles, Ltd.	2,623	31,481
Bureau Veritas SA	594	18,797
Corpay, Inc.†	1,627	536,454
Dai Nippon Printing Co., Ltd.	800	13,889
Edenred SE	469	15,137
Experian PLC	1,732	84,604
Intertek Group PLC	304	18,344
Moody's Corp.	805	365,502
Nexi SpA*†	1,178	7,468
Paylocity Holding Corp.†	678	125,138
Quanta Services, Inc.	1,578	475,972
Recruit Holdings Co., Ltd.	2,900	177,834
RELX PLC	24,498	1,125,980
RELX PLC (XAMS)	16,234	753,449
Rentokil Initial PLC	4,565	22,960
Secom Co., Ltd.	700	24,851
Securitas AB, Class B	995	11,671
SGS SA	287	30,467
Toppan Holdings, Inc.	500	14,619
Transurban Group	5,700	47,618
WillScot Holdings Corp.†	7,650	253,521
Wise PLC, Class A†	1,312	12,033
Wolters Kluwer NV	447	75,336
		5,089,741
Computers — 2.7%
Accenture PLC, Class A	2,770	955,151
Apple, Inc.	39,939	9,022,620
AutoStore Holdings, Ltd.*†	1,690	1,536
Capgemini SE	305	52,580
Cognizant Technology Solutions Corp., Class A	1,454	108,454
Crowdstrike Holdings, Inc., Class A†	513	152,294
Fujitsu, Ltd.	3,200	58,806
Hewlett Packard Enterprise Co.	13,827	269,488
International Business Machines Corp.	771	159,381
NEC Corp.	500	42,455
Nomura Research Institute, Ltd.	700	20,940
NTT Data Group Corp.	1,200	18,947
Obic Co., Ltd.	500	16,330
Otsuka Corp.	400	9,001
SCSK Corp.	300	5,589
Seagate Technology Holdings PLC	3,013	302,415
Western Digital Corp.†	11,515	752,045
		11,948,032
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.3%
Beiersdorf AG	185	$ 24,966
e.l.f. Beauty, Inc.†	1,469	154,612
Essity AB, Class A	43	1,209
Essity AB, Class B	1,143	32,275
Haleon PLC	12,604	60,323
Kao Corp.	900	39,849
L'Oreal SA	457	172,098
Procter & Gamble Co.	2,342	386,851
Shiseido Co., Ltd.	700	14,730
Unicharm Corp.	700	22,426
Unilever PLC	4,628	283,245
		1,192,584
Distribution/Wholesale — 0.3%
Azelis Group NV	216	4,284
Bunzl PLC	611	26,987
Copart, Inc.†	5,817	299,401
D'ieteren Group	39	8,425
ITOCHU Corp.	7,800	384,750
Marubeni Corp.	3,100	46,037
Mitsubishi Corp.	7,700	140,477
Mitsui & Co., Ltd.	5,700	115,500
Pool Corp.	421	152,250
Seven Group Holdings, Ltd.	376	10,222
Sojitz Corp.	360	7,323
Sumitomo Corp.	2,400	50,063
Toyota Tsusho Corp.	1,300	22,104
		1,267,823
Diversified Financial Services — 2.8%
Acom Co., Ltd.	800	1,880
Air Lease Corp.	2,323	103,025
American Express Co.	5,904	1,594,552
Ameriprise Financial, Inc.	1,816	926,705
Amundi SA*	118	8,574
ASX, Ltd.	265	11,279
Capital One Financial Corp.	4,417	719,043
Charles Schwab Corp.	11,834	838,202
Daiwa Securities Group, Inc.	2,700	17,443
Deutsche Boerse AG	3,563	828,397
Hargreaves Lansdown PLC	666	9,363
Hong Kong Exchanges & Clearing, Ltd.	19,800	791,156
Interactive Brokers Group, Inc., Class A	2,286	348,798
Japan Exchange Group, Inc.	36,600	428,392
Julius Baer Group, Ltd.	372	22,765
London Stock Exchange Group PLC	3,670	498,598
LPL Financial Holdings, Inc.	411	115,976
Mastercard, Inc., Class A	9,257	4,624,705
Mitsubishi HC Capital, Inc.	1,500	10,115
Nomura Holdings, Inc.	5,600	28,684
Nordnet AB	294	6,146
ORIX Corp.	2,200	46,203
Raymond James Financial, Inc.	900	133,398
SBI Holdings, Inc.	500	10,970
Schroders PLC	1,738	7,676
Singapore Exchange, Ltd.	1,200	10,294
Tokyo Century Corp.	400	4,057
		12,146,396
Electric — 1.9%
A2A SpA	2,929	6,693
Chubu Electric Power Co., Inc.	1,500	17,168
CLP Holdings, Ltd.	3,000	25,487
CMS Energy Corp.	2,252	156,762

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Contact Energy, Ltd.	1,486	$ 7,631
Dominion Energy, Inc.	7,261	432,247
E.ON SE	49,888	673,803
Edison International	2,130	175,512
EDP Renovaveis SA	473	6,371
EDP SA	5,342	20,969
Elia Group SA	53	5,038
Endesa SA	596	12,844
Enel SpA	14,633	110,988
Engie SA	3,478	58,272
Entergy Corp.	699	108,191
EVN AG	67	1,862
Fortum Oyj	825	12,165
Hera SpA	1,700	6,525
Iberdrola SA	10,940	162,250
Kansai Electric Power Co., Inc.	1,500	23,913
Mercury NZ, Ltd.	1,266	4,990
Meridian Energy, Ltd.	2,321	8,250
National Grid PLC	9,211	115,766
NextEra Energy, Inc.	17,784	1,409,382
Origin Energy, Ltd.	3,249	20,562
Orsted A/S*†	355	20,743
PG&E Corp.	63,306	1,280,047
Power Assets Holdings, Ltd.	3,000	19,962
Public Service Enterprise Group, Inc.	2,260	202,067
Redeia Corp. SA	770	14,229
RWE AG	1,275	41,304
Southern Co.	23,168	2,108,983
SSE PLC	31,185	707,408
Terna - Rete Elettrica Nazionale	2,651	23,000
Tokyo Electric Power Co. Holdings, Inc.†	1,400	5,644
Verbund AG	130	10,679
Xcel Energy, Inc.	2,806	187,469
		8,205,176
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	1,740	319,011
Brother Industries, Ltd.	500	9,730
Eaton Corp. PLC	4,200	1,392,636
Legrand SA	7,437	833,208
Schneider Electric SE	1,018	263,362
		2,817,947
Electronics — 0.7%
ABB, Ltd.	3,003	166,785
Assa Abloy AB, Class B	1,986	62,123
Garmin, Ltd.	1,471	291,773
Halma PLC	715	22,955
Honeywell International, Inc.	5,118	1,052,670
Hoya Corp.	2,900	386,497
Hubbell, Inc.	545	232,731
Ibiden Co., Ltd.	200	6,384
Kyocera Corp.	2,200	22,348
Mettler-Toledo International, Inc.†	100	129,175
Minebea Mitsumi, Inc.	800	14,132
Murata Manufacturing Co., Ltd.	3,600	62,643
NIDEC Corp.	2,000	39,731
Sartorius AG (Preference Shares)	46	11,878
SCREEN Holdings Co., Ltd.	200	12,837
Shimadzu Corp.	500	14,739
TD SYNNEX Corp.	3,288	379,271
Security Description	Shares or Principal Amount	Value

Electronics (continued)
TDK Corp.	3,600	$ 42,538
Yokogawa Electric Corp.	400	8,904
		2,960,114
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S†	1,892	35,599
Engineering & Construction — 0.3%
Ackermans & van Haaren NV	41	8,330
ACS Actividades de Construccion y Servicios SA	382	18,285
Aena SME SA*	139	30,704
Aeroports de Paris SA	67	7,967
Auckland International Airport, Ltd.	2,473	10,796
Bouygues SA	389	12,460
Cellnex Telecom SA*	1,107	40,474
CK Infrastructure Holdings, Ltd.	1,000	7,075
Eiffage SA	138	12,835
Ferrovial SE	919	36,760
Infrastrutture Wireless Italiane SpA*	658	7,416
Kajima Corp.	900	15,412
Keppel, Ltd.	2,000	9,648
Obayashi Corp.	1,300	15,892
Shimizu Corp.	1,100	7,268
Skanska AB, Class B	595	12,082
Strabag SE	23	905
Taisei Corp.	300	12,687
Vinci SA	9,110	1,018,208
Worley, Ltd.	693	6,325
		1,291,529
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,131	45,384
Entain PLC	1,204	11,697
Evolution AB*	354	33,432
Flutter Entertainment PLC†	301	70,764
Genting Singapore, Ltd.	8,200	5,169
Lottery Corp., Ltd.	4,197	13,677
Oriental Land Co., Ltd.	2,000	48,467
Toho Co., Ltd.	200	7,637
Universal Music Group NV	1,785	44,907
		281,134
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	200	7,460
Food — 0.9%
Aeon Co., Ltd.	1,700	41,595
Ajinomoto Co., Inc.	1,000	38,555
Axfood AB	203	4,531
Carrefour SA	1,039	16,467
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	3	35,259
CK Hutchison Holdings, Ltd.	4,500	23,583
Coles Group, Ltd.	2,475	28,560
Colruyt Group NV	82	3,827
Danone SA	1,211	86,525
Dino Polska SA*†	91	7,559
J Sainsbury PLC	3,072	10,595
Jeronimo Martins SGPS SA	519	10,116
Kerry Group PLC, Class A	290	28,870
Kesko Oyj, Class A	172	3,592
Kesko Oyj, Class B	510	10,934
Kikkoman Corp.	1,600	18,754
Kobe Bussan Co., Ltd.	300	7,344
Koninklijke Ahold Delhaize NV	1,716	56,620

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
MEIJI Holdings Co., Ltd.	500	$ 11,640
Mondelez International, Inc., Class A	13,338	913,386
Mowi ASA	835	14,369
Nestle SA	21,327	2,016,691
Nissin Foods Holdings Co., Ltd.	500	13,522
Orkla ASA	1,408	13,008
Post Holdings, Inc.†	2,639	288,205
Salmar ASA	142	7,202
Seven & i Holdings Co., Ltd.	4,500	64,465
Tesco PLC	12,913	57,012
Toyo Suisan Kaisha, Ltd.	300	17,622
WH Group, Ltd.*	15,184	11,762
Woolworths Group, Ltd.	2,188	42,982
Yakult Honsha Co., Ltd.	500	10,859
		3,916,011
Food Service — 0.0%
Compass Group PLC	3,223	104,390
Sodexo SA	157	13,630
		118,020
Forest Products & Paper — 0.1%
Holmen AB, Class B	147	5,825
International Paper Co.	3,810	211,607
Mondi PLC	832	13,472
UPM-Kymmene Oyj	1,006	29,482
		260,386
Gas — 0.1%
Centrica PLC	10,042	15,289
Hong Kong & China Gas Co., Ltd.	21,530	16,697
Naturgy Energy Group SA	238	5,920
NiSource, Inc.	10,376	364,820
Osaka Gas Co., Ltd.	800	17,152
Snam SpA	4,045	19,445
		439,323
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	300	15,264
Makita Corp.	500	16,320
Schindler Holding AG	39	11,116
Schindler Holding AG (Participation Certificate)	76	22,136
Techtronic Industries Co., Ltd.	3,000	42,975
		107,811
Healthcare-Products — 1.2%
Abbott Laboratories	7,756	879,298
Alcon, Inc.	928	85,120
Asahi Intecc Co., Ltd.	400	6,420
Carl Zeiss Meditec AG	69	4,319
Cochlear, Ltd.	117	21,621
Coloplast A/S, Class B	272	33,920
ConvaTec Group PLC*	3,069	8,490
Cooper Cos., Inc.†	2,407	251,965
Demant A/S†	169	6,204
DiaSorin SpA	40	4,353
EssilorLuxottica SA	543	127,683
Exact Sciences Corp.†	1,618	111,529
Fisher & Paykel Healthcare Corp., Ltd.	1,027	22,045
FUJIFILM Holdings Corp.	1,800	42,687
Getinge AB, Class B	409	7,182
Intuitive Surgical, Inc.†	1,213	611,158
Koninklijke Philips NV†	1,494	39,218
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Lifco AB, Class B	426	$ 12,682
Medtronic PLC	8,284	739,347
Natera, Inc.†	2,362	285,707
Olympus Corp.	2,100	36,939
QIAGEN NV	416	17,700
Sartorius Stedim Biotech	52	10,372
Siemens Healthineers AG*	509	26,561
Smith & Nephew PLC	1,646	20,400
Sonova Holding AG	91	33,235
Straumann Holding AG	209	27,410
Stryker Corp.	2,504	892,125
Sysmex Corp.	1,100	20,378
Terumo Corp.	24,700	470,640
Thermo Fisher Scientific, Inc.	532	290,642
		5,147,350
Healthcare-Services — 1.3%
BioMerieux	81	9,049
Cigna Group	654	205,886
Eurofins Scientific SE	244	12,028
Fresenius SE & Co. KGaA†	776	28,262
HCA Healthcare, Inc.	1,098	393,896
Humana, Inc.	33	8,508
IQVIA Holdings, Inc.†	568	116,906
Labcorp Holdings, Inc.	1,267	289,218
Lonza Group AG	131	81,031
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	344	9,038
Sonic Healthcare, Ltd.	876	15,431
UnitedHealth Group, Inc.	7,854	4,433,583
Wuxi Biologics Cayman, Inc.*†	7,000	14,707
		5,617,543
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	200	7,673
Home Builders — 0.0%
Barratt Redrow PLC	2,574	14,901
Berkeley Group Holdings PLC	193	11,062
Daiwa House Industry Co., Ltd.	1,300	38,660
Persimmon PLC	602	11,382
Sekisui Chemical Co., Ltd.	600	8,449
Sekisui House, Ltd.	1,000	24,202
Taylor Wimpey PLC	6,660	12,636
		121,292
Home Furnishings — 0.2%
Hoshizaki Corp.	300	9,830
Howden Joinery Group PLC	997	10,904
Panasonic Holdings Corp.	4,200	33,655
Sony Group Corp.	46,700	821,000
		875,389
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	182	14,197
Henkel AG & Co. KGaA (Preference Shares)	306	26,489
Reckitt Benckiser Group PLC	1,329	80,266
		120,952
Insurance — 2.3%
Admiral Group PLC	419	13,945
Aegon, Ltd.	2,503	15,818
Ageas SA	304	15,834
AIA Group, Ltd.	94,400	751,159

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Allianz SE	739	$ 232,751
Aon PLC, Class A	2,415	885,991
Arch Capital Group, Ltd.†	1,366	134,633
Arthur J. Gallagher & Co.	1,884	529,781
Aviva PLC	5,095	29,785
AXA SA	3,324	124,619
Berkshire Hathaway, Inc., Class B†	2,124	957,754
Chubb, Ltd.	931	262,952
Dai-ichi Life Holdings, Inc.	1,700	42,337
Generali	1,897	52,751
Gjensidige Forsikring ASA	313	5,654
Hannover Rueck SE	114	29,964
Hiscox, Ltd.	655	9,132
Insurance Australia Group, Ltd.	4,502	22,053
Intact Financial Corp.	2,771	529,184
Japan Post Holdings Co., Ltd.	3,900	35,837
Japan Post Insurance Co., Ltd.	400	6,576
Legal & General Group PLC	11,250	31,702
Loews Corp.	6,319	498,948
M&G PLC	4,275	10,774
Medibank Private, Ltd.	5,193	12,172
MGIC Investment Corp.	11,076	277,343
MS&AD Insurance Group Holdings, Inc.	2,400	52,955
Muenchener Rueckversicherungs-Gesellschaft AG	2,510	1,286,000
NN Group NV	517	25,445
Phoenix Group Holdings PLC	1,413	9,011
Powszechny Zaklad Ubezpieczen SA	1,071	10,605
Progressive Corp.	2,065	501,444
Prudential PLC	5,031	41,453
QBE Insurance Group, Ltd.	2,817	31,830
Sampo Oyj, Class A	985	43,735
Sompo Holdings, Inc.	1,700	36,348
Storebrand ASA	833	9,451
Suncorp Group, Ltd.	2,395	28,017
Swiss Life Holding AG	52	42,530
Swiss Re AG	526	67,455
T&D Holdings, Inc.	900	14,286
Talanx AG	113	8,723
Tokio Marine Holdings, Inc.	31,800	1,130,775
Travelers Cos., Inc.	4,329	1,064,674
Tryg A/S	595	14,036
Vienna Insurance Group AG Wiener Versicherung Gruppe	67	2,140
W.R. Berkley Corp.	3,155	180,371
Zurich Insurance Group AG	270	160,104
		10,280,837
Internet — 5.4%
Allegro.eu SA*†	1,178	10,353
Alphabet, Inc., Class A	9,512	1,627,598
Alphabet, Inc., Class C	9,312	1,608,089
Amazon.com, Inc.†	49,036	9,140,310
Auto Trader Group PLC*	1,639	17,785
Booking Holdings, Inc.	138	645,322
DoorDash, Inc., Class A†	2,272	356,022
Expedia Group, Inc.†	1,287	201,171
IAC, Inc.†	3,506	168,113
LY Corp.	4,800	12,959
M3, Inc.	800	8,209
Meta Platforms, Inc., Class A	11,675	6,626,496
MonotaRO Co., Ltd.	400	6,071
Netflix, Inc.†	659	498,224
Palo Alto Networks, Inc.†	1,417	510,588
Security Description	Shares or Principal Amount	Value

Internet (continued)
Prosus NV	2,566	$ 108,046
Rakuten Group, Inc.†	2,700	16,060
Rightmove PLC	1,498	11,360
SEEK, Ltd.	611	9,901
Tencent Holdings, Ltd.	22,800	1,186,234
Trend Micro, Inc.	200	10,463
Uber Technologies, Inc.†	11,288	813,300
ZOZO, Inc.	400	12,988
		23,605,662
Investment Companies — 0.1%
Aker ASA, Class A	43	2,241
EXOR NV	187	19,840
Groupe Bruxelles Lambert NV	158	11,381
HAL Trust	67	8,309
Industrivarden AB, Class A	500	17,224
Industrivarden AB, Class C	291	10,002
Investor AB, Class A	1,071	30,377
Investor AB, Class B	3,283	92,949
L E Lundbergforetagen AB, Class B	142	7,020
Sofina SA	27	6,600
Washington H. Soul Pattinson & Co., Ltd.	417	9,113
		215,056
Iron/Steel — 0.0%
ArcelorMittal SA	849	21,040
BlueScope Steel, Ltd.	834	11,045
Evraz PLC†(1)	1,200	21
Fortescue, Ltd.	2,989	37,134
JFE Holdings, Inc.	1,100	13,248
Mineral Resources, Ltd.	323	8,223
Nippon Steel Corp.	1,800	35,898
SSAB AB, Class A	445	2,147
SSAB AB, Class B	1,067	5,053
voestalpine AG	204	4,211
		138,020
Leisure Time — 0.0%
Amadeus IT Group SA	806	58,503
Shimano, Inc.	200	29,623
Yamaha Motor Co., Ltd.	1,700	14,799
		102,925
Lodging — 0.3%
City Developments, Ltd.	800	3,139
Galaxy Entertainment Group, Ltd.	4,000	17,617
Hilton Worldwide Holdings, Inc.	683	160,403
InterContinental Hotels Group PLC	4,126	454,390
Marriott International, Inc., Class A	2,030	527,841
Sands China, Ltd.†	4,400	11,196
Whitbread PLC	321	12,541
		1,187,127
Machinery-Construction & Mining — 0.3%
Epiroc AB, Class A	1,173	23,005
Epiroc AB, Class B	736	12,643
GE Vernova, Inc.†	269	81,147
Hitachi Construction Machinery Co., Ltd.	200	4,348
Hitachi, Ltd.	28,600	719,810
Komatsu, Ltd.	1,800	46,581
Metso Oyj	1,324	12,613
Mitsubishi Electric Corp.	3,900	59,941
Mitsubishi Heavy Industries, Ltd.	6,400	89,520
Sandvik AB	1,757	34,707

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Siemens Energy AG†	968	$ 39,533
Vertiv Holdings Co., Class A	2,263	247,323
Weir Group PLC	476	12,931
		1,384,102
Machinery-Diversified — 1.0%
ANDRITZ AG	127	7,650
Atlas Copco AB, Class A	29,278	485,605
Atlas Copco AB, Class B	2,943	43,013
Beijer Ref AB	692	10,330
Daifuku Co., Ltd.	700	13,191
Deere & Co.	1,938	784,289
Dover Corp.	1,856	351,396
FANUC Corp.	1,800	47,606
Hexagon AB, Class B	3,974	37,049
Husqvarna AB, Class B	647	4,163
Ingersoll Rand, Inc.	3,073	295,008
Keyence Corp.	800	358,737
Kone Oyj, Class B	668	36,558
Kubota Corp.	2,100	26,779
Middleby Corp.†	397	51,491
Omron Corp.	400	15,764
Otis Worldwide Corp.	18,808	1,846,946
SMC Corp.	100	42,745
Spirax Group PLC	139	11,681
Wartsila OYJ Abp	913	17,401
Yaskawa Electric Corp.	400	11,449
		4,498,851
Media — 0.1%
Bollore SE	1,455	9,049
Informa PLC	2,478	25,970
Nexstar Media Group, Inc.	709	124,727
Pearson PLC	1,277	18,732
Schibsted ASA, Class A	133	4,461
Schibsted ASA, Class B	179	5,582
Sirius XM Holdings, Inc.	5,260	140,232
Vivendi SE	1,253	13,398
Walt Disney Co.	1,938	186,436
		528,587
Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	500	8,140
Prysmian SpA	514	36,389
SKF AB, Class A	29	547
SKF AB, Class B	678	12,912
Tenaris SA	747	12,302
Timken Co.	1,838	152,554
		222,844
Mining — 0.3%
Anglo American PLC	2,286	71,525
Antofagasta PLC	618	13,948
BHP Group, Ltd.	9,549	265,336
BHP Group, Ltd. (LSE)	20,186	560,656
Boliden AB	515	16,088
Fresnillo PLC	323	3,067
Glencore PLC	18,654	97,206
KGHM Polska Miedz SA	258	9,610
Norsk Hydro ASA	2,468	15,201
Northern Star Resources, Ltd.	2,166	25,106
Pilbara Minerals, Ltd.†	5,073	9,363
Rio Tinto PLC	1,943	125,703
Security Description	Shares or Principal Amount	Value

Mining (continued)
Rio Tinto, Ltd.	699	$ 54,395
South32, Ltd.	8,539	20,582
Sumitomo Metal Mining Co., Ltd.	500	13,859
		1,301,645
Miscellaneous Manufacturing — 0.3%
3M Co.	1,708	219,427
Alfa Laval AB	545	24,166
Carlisle Cos., Inc.	777	328,073
Indutrade AB	504	13,662
ITT, Inc.	2,232	312,748
Orica, Ltd.	909	10,288
Siemens AG	1,336	259,340
Smiths Group PLC	655	12,998
Trelleborg AB, Class B	398	13,304
		1,194,006
Office/Business Equipment — 0.0%
Canon, Inc.	1,800	58,406
Ricoh Co., Ltd.	1,200	12,996
Seiko Epson Corp.	600	10,901
		82,303
Oil & Gas — 2.0%
Aker BP ASA	578	12,304
Ampol, Ltd.	450	8,243
BP PLC	31,073	151,026
Chevron Corp.	4,152	617,901
ConocoPhillips	13,082	1,433,002
Coterra Energy, Inc.	5,518	131,991
DCC PLC	187	11,831
ENEOS Holdings, Inc.	5,500	27,621
Eni SpA	4,088	62,274
EOG Resources, Inc.	5,332	650,291
EQT Corp.	2,798	102,239
Equinor ASA	1,418	33,983
Exxon Mobil Corp.	27,772	3,243,214
Galp Energia SGPS SA	826	14,085
Idemitsu Kosan Co., Ltd.	1,900	12,916
Inpex Corp.	1,700	22,284
Neste Oyj	806	12,922
OMV AG	269	11,151
Orlen SA	1,098	14,299
Phillips 66	1,784	217,327
Repsol SA	2,157	26,876
Santos, Ltd.	5,806	25,776
Shell PLC	44,611	1,483,993
TotalEnergies SE	4,007	250,632
Var Energi ASA	1,535	4,815
Woodside Energy Group, Ltd.	3,580	56,397
		8,639,393
Oil & Gas Services — 0.6%
Baker Hughes Co.	58,422	2,224,710
TechnipFMC PLC	12,677	338,349
		2,563,059
Packaging & Containers — 0.2%
D.S. Smith PLC	2,597	18,335
Graphic Packaging Holding Co.	9,041	255,499
Huhtamaki Oyj	161	6,333
Packaging Corp. of America	1,072	245,424
Silgan Holdings, Inc.	2,507	129,712
Smurfit WestRock PLC	5,389	277,534

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers (continued)
Stora Enso Oyj, Class R	1,114	$ 12,437
Svenska Cellulosa AB SCA, Class A	39	511
		945,785
Pharmaceuticals — 3.3%
AbbVie, Inc.	14,836	3,024,615
Amplifon SpA	245	6,867
Astellas Pharma, Inc.	3,300	38,662
AstraZeneca PLC	4,837	687,686
Bayer AG	1,729	46,551
Bristol-Myers Squibb Co.	24,013	1,339,205
Cencora, Inc.	1,859	424,001
Chugai Pharmaceutical Co., Ltd.	1,200	57,256
CVS Health Corp.	3,895	219,912
Daiichi Sankyo Co., Ltd.	3,600	116,471
Eisai Co., Ltd.	600	20,579
Eli Lilly & Co.	1,823	1,512,616
Galderma Group AG†	103	9,642
GSK PLC	7,651	139,775
Henry Schein, Inc.†	5,339	374,958
Hikma Pharmaceuticals PLC	289	6,908
Ipsen SA	66	8,016
Johnson & Johnson	13,068	2,089,050
Kyowa Kirin Co., Ltd.	400	6,588
McKesson Corp.	529	264,812
Merck & Co., Inc.	2,681	274,320
Merck KGaA	243	40,183
Novartis AG	3,649	395,927
Novo Nordisk A/S, Class B	18,292	2,045,296
Ono Pharmaceutical Co., Ltd.	800	10,056
Orion Oyj, Class A	52	2,520
Orion Oyj, Class B	201	9,759
Otsuka Holdings Co., Ltd.	900	54,303
Recordati Industria Chimica e Farmaceutica SpA	184	10,449
Roche Holding AG	1,301	404,057
Roche Holding AG (BR)	55	18,677
Sandoz Group AG	743	33,898
Sanofi SA	5,504	580,727
Shionogi & Co., Ltd.	1,600	22,822
Takeda Pharmaceutical Co., Ltd.	3,000	83,567
Teva Pharmaceutical Industries, Ltd.†	2,134	39,327
UCB SA	227	43,671
		14,463,729
Pipelines — 0.2%
APA Group	2,418	11,057
Kinder Morgan, Inc.	11,582	283,875
Williams Cos., Inc.	7,300	382,301
		677,233
Private Equity — 0.4%
3i Group PLC	19,017	778,412
Blackstone, Inc.	2,732	458,293
CapitaLand Investment, Ltd.	3,300	6,957
CVC Capital Partners PLC*†	1,161	24,369
EQT AB	1,322	38,386
Intermediate Capital Group PLC	548	14,712
KKR & Co., Inc.	2,600	359,424
Partners Group Holding AG	40	55,474
		1,736,027
Real Estate — 0.2%
Azrieli Group, Ltd.	68	5,207
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Castellum AB†	799	$ 9,975
CBRE Group, Inc., Class A†	1,392	182,310
CK Asset Holdings, Ltd.	4,000	16,384
Daito Trust Construction Co., Ltd.	100	11,042
ESR Group, Ltd.*	4,200	5,690
Fastighets AB Balder, Class B†	1,251	9,697
Hang Lung Properties, Ltd.	3,000	2,523
Henderson Land Development Co., Ltd.	3,000	9,650
Hulic Co., Ltd.	1,000	9,249
Mitsubishi Estate Co., Ltd.	2,400	35,456
Mitsui Fudosan Co., Ltd.	46,200	393,307
Nomura Real Estate Holdings, Inc.	200	4,922
REA Group, Ltd.	96	14,123
Sagax AB	259	776
Sagax AB, Class B	404	9,669
Sino Land Co., Ltd.	6,000	6,004
Sumitomo Realty & Development Co., Ltd.	900	26,700
Sun Hung Kai Properties, Ltd.	3,000	32,467
Swire Pacific, Ltd., Class A	1,000	8,384
Swire Pacific, Ltd., Class B	5,000	6,739
Swire Properties, Ltd.	2,000	4,074
Tokyu Fudosan Holdings Corp.	1,100	6,849
Vonovia SE	1,535	50,524
Wharf Holdings, Ltd.	2,000	5,655
Wharf Real Estate Investment Co., Ltd.	3,000	9,010
		876,386
REITS — 1.1%
American Homes 4 Rent, Class A	6,499	229,025
Apple Hospitality REIT, Inc.	8,717	128,750
CapitaLand Ascendas REIT	5,072	10,316
CapitaLand Integrated Commercial Trust	5,985	9,096
CBL & Associates Properties, Inc.	5,513	145,819
Dexus	2,027	9,536
Digital Realty Trust, Inc.	3,196	569,623
EastGroup Properties, Inc.	621	106,365
Federal Realty Investment Trust	2,098	232,542
GLP J-REIT	8	7,043
Goodman Group	3,265	77,757
GPT Group	3,609	11,163
Host Hotels & Resorts, Inc.	5,344	92,131
Japan Metropolitan Fund Investment Corp.	13	7,962
Japan Real Estate Investment Corp.	3	10,911
Kimco Realty Corp.	7,263	172,278
Lamar Advertising Co., Class A	2,153	284,196
Land Securities Group PLC	1,327	10,335
Link REIT	4,800	22,378
Mapletree Pan Asia Commercial Trust	3,200	3,142
Mid-America Apartment Communities, Inc.	2,242	339,304
Mirvac Group	7,439	10,428
Nippon Building Fund, Inc.	15	12,840
Nippon Prologis REIT, Inc.	4	6,443
Nomura Real Estate Master Fund, Inc.	9	8,496
Outfront Media, Inc.	100	1,776
Prologis, Inc.	6,476	731,399
Public Storage	837	275,423
Rayonier, Inc.	3,963	123,764
Regency Centers Corp.	4,353	310,978
SBA Communications Corp.	476	109,228
Scentre Group	9,786	22,385
Segro PLC	2,309	23,476
Stockland	4,496	15,182
Vicinity, Ltd.	6,832	9,709

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Warehouses De Pauw CVA	325	$ 7,717
Welltower, Inc.	5,168	697,060
Weyerhaeuser Co.	6,254	194,875
		5,040,851
Retail — 3.0%
ABC-Mart, Inc.	300	5,896
Alimentation Couche-Tard, Inc.	8,362	436,072
Associated British Foods PLC	620	17,764
AutoZone, Inc.†	422	1,269,798
B&M European Value Retail SA	1,715	8,562
Bath & Body Works, Inc.	6,181	175,417
Best Buy Co., Inc.	1,834	165,849
Chipotle Mexican Grill, Inc.†	8,945	498,863
Cie Financiere Richemont SA, Class A	1,006	146,756
Dick's Sporting Goods, Inc.	716	140,157
Fast Retailing Co., Ltd.	300	96,127
H & M Hennes & Mauritz AB, Class B	1,070	15,850
Home Depot, Inc.	1,005	395,719
Industria de Diseno Textil SA	14,093	803,070
Jardine Cycle & Carriage, Ltd.	100	2,099
JD Sports Fashion PLC	4,720	7,552
Kingfisher PLC	3,507	13,312
Lowe's Cos., Inc.	6,913	1,810,031
MatsukiyoCocokara & Co.	700	9,482
McDonald's Corp.	7,231	2,112,247
McDonald's Holdings Co. Japan, Ltd.	300	12,694
Moncler SpA	404	22,489
Murphy USA, Inc.	351	171,446
Next PLC	223	28,274
Nitori Holdings Co., Ltd.	100	12,698
Pan Pacific International Holdings Corp.	1,000	24,804
Pandora A/S	152	23,003
Reece, Ltd.	652	9,679
Ross Stores, Inc.	9,736	1,360,314
Starbucks Corp.	1,811	176,935
Swatch Group AG (TRQX)	99	3,992
Swatch Group AG (XEGT)	54	11,074
Texas Roadhouse, Inc.	576	110,085
TJX Cos., Inc.	7,586	857,446
Tokyo Gas Co., Ltd.	800	19,661
Ulta Beauty, Inc.†	234	86,341
Wal-Mart de Mexico SAB de CV	100,677	277,988
Wesfarmers, Ltd.	2,139	94,392
Yum China Holdings, Inc.	11,602	511,764
Yum! Brands, Inc.	10,643	1,395,936
Zensho Holdings Co., Ltd.	200	10,074
		13,351,712
Semiconductors — 6.3%
Advanced Micro Devices, Inc.†	3,054	439,990
Advantest Corp.	1,400	80,641
Analog Devices, Inc.	3,090	689,410
ASM International NV	83	46,020
ASML Holding NV	3,116	2,095,219
Broadcom, Inc.	6,528	1,108,259
Disco Corp.	1,700	480,015
Entegris, Inc.	2,223	232,770
Hamamatsu Photonics KK	500	6,638
Infineon Technologies AG	2,385	75,315
Lam Research Corp.	2,571	191,154
Lasertec Corp.	100	14,929
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Marvell Technology, Inc.	3,843	$ 307,863
Microchip Technology, Inc.	10,183	747,127
Micron Technology, Inc.	11,606	1,156,538
NVIDIA Corp.	96,165	12,766,865
NXP Semiconductors NV	5,955	1,396,447
ON Semiconductor Corp.†	3,001	211,540
Renesas Electronics Corp.	2,600	34,890
Rohm Co., Ltd.	600	6,650
Samsung Electronics Co., Ltd. GDR*	669	708,471
SK Hynix, Inc.	5,056	660,609
STMicroelectronics NV	1,230	33,312
SUMCO Corp.	600	5,741
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,324	3,491,455
Teradyne, Inc.	1,945	206,578
Texas Instruments, Inc.	1,964	399,006
Tokyo Electron, Ltd.	900	133,816
		27,727,268
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	164	17,085
Software — 4.6%
Atlassian Corp., Class A†	612	115,386
Capcom Co., Ltd.	600	11,884
Dassault Systemes SE	8,700	297,041
Fidelity National Information Services, Inc.	11,210	1,005,873
Fiserv, Inc.†	4,897	969,116
HubSpot, Inc.†	458	254,094
Intuit, Inc.	1,865	1,138,210
Konami Group Corp.	200	18,418
Microsoft Corp.	31,046	12,615,542
MongoDB, Inc.†	473	127,899
Nexon Co., Ltd.	700	12,319
Nice, Ltd.†	119	20,726
Oracle Corp.	9,715	1,630,566
Oracle Corp. Japan	100	9,595
Sage Group PLC	1,830	23,013
Salesforce, Inc.	3,321	967,640
SAP SE	1,938	452,971
Snowflake, Inc., Class A†	866	99,434
Square Enix Holdings Co., Ltd.	100	3,903
Synopsys, Inc.†	508	260,914
Take-Two Interactive Software, Inc.†	1,515	245,006
TIS, Inc.	400	9,968
WiseTech Global, Ltd.	326	25,047
		20,314,565
Telecommunications — 0.5%
Arista Networks, Inc.†	640	247,322
BT Group PLC	11,888	21,320
Cisco Systems, Inc.	2,758	151,056
Deutsche Telekom AG	19,176	580,669
Elisa Oyj	270	12,845
HKT Trust & HKT, Ltd.	7,000	8,697
KDDI Corp.	2,500	78,117
Koninklijke KPN NV	92,436	361,200
Nippon Telegraph & Telephone Corp.	52,400	50,553
Nokia Oyj	9,810	46,114
Orange SA	3,314	36,395
Singapore Telecommunications, Ltd.	8,500	20,169
Singapore Telecommunications, Ltd.	2,400	5,680
SoftBank Corp.	52,800	66,574
SoftBank Group Corp.	1,900	115,620
Spark New Zealand, Ltd.	3,432	5,961

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Swisscom AG	61	$ 37,196
Tele2 AB, Class B	1,041	10,908
Telecom Italia SpA†	19,003	4,822
Telefonaktiebolaget LM Ericsson, Class A	104	875
Telefonaktiebolaget LM Ericsson, Class B	4,938	41,089
Telefonica SA	8,889	41,693
Telekom Austria AG	258	2,147
Telenor ASA	1,187	14,581
Telia Co. AB	4,240	12,316
Telstra Group, Ltd.	7,625	19,071
T-Mobile US, Inc.	847	189,017
TPG Telecom, Ltd.	802	2,372
Verizon Communications, Inc.	4,581	192,998
Vodafone Group PLC	39,463	36,663
		2,414,040
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,200	25,140
Nintendo Co., Ltd.	2,000	105,872
		131,012
Transportation — 0.7%
AP Moller-Maersk A/S, Series A	5	7,614
AP Moller-Maersk A/S, Series B	6	9,450
Aurizon Holdings, Ltd.	3,470	7,695
Canadian Pacific Kansas City, Ltd.	4,193	323,460
Central Japan Railway Co.	1,800	37,367
CSX Corp.	33,455	1,125,426
Deutsche Post AG	1,849	74,275
DSV A/S	363	79,001
East Japan Railway Co.	2,000	39,962
FedEx Corp.	1,393	381,473
Getlink SE	572	9,713
Hankyu Hanshin Holdings, Inc.	500	13,563
JB Hunt Transport Services, Inc.	851	153,708
Kawasaki Kisen Kaisha, Ltd.	700	9,553
Keisei Electric Railway Co., Ltd.	300	7,776
Kintetsu Group Holdings Co., Ltd.	400	9,273
Kuehne + Nagel International AG	93	23,229
Mitsui OSK Lines, Ltd.	600	20,253
MTR Corp., Ltd.	2,500	9,099
Nippon Express Holdings, Inc.	200	9,836
Nippon Yusen KK	900	29,949
Odakyu Electric Railway Co., Ltd.	700	7,332
Poste Italiane SpA*	865	12,219
Saia, Inc.†	267	130,459
SG Holdings Co., Ltd.	800	7,997
Tobu Railway Co., Ltd.	400	6,478
Tokyu Corp.	1,100	13,546
Union Pacific Corp.	1,226	284,518
United Parcel Service, Inc., Class B	2,095	280,856
West Japan Railway Co.	1,000	17,655
Yamato Holdings Co., Ltd.	500	5,267
		3,148,002
Water — 0.0%
Severn Trent PLC	498	16,491
United Utilities Group PLC	1,248	16,459
Veolia Environnement SA	1,172	37,130
		70,080
Total Common Stocks (cost $221,515,463)		261,684,080
Security Description	Shares or Principal Amount	Value
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $3,380)	11,366	$ 3,329
CORPORATE BONDS & NOTES — 15.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	145,419
Lamar Media Corp.
4.88%, 01/15/2029	145,000	140,984
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	90,000	95,040
		381,443
Aerospace/Defense — 0.5%
Boeing Co.
3.95%, 08/01/2059	565,000	379,323
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	95,090
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	79,029
4.40%, 06/15/2028	265,000	261,784
5.40%, 01/15/2027	390,000	396,285
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	103,112
RTX Corp.
2.38%, 03/15/2032	135,000	113,513
4.13%, 11/16/2028	985,000	963,299
		2,391,435
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	325,000	270,446
BAT Capital Corp.
3.22%, 09/06/2026	100,000	97,221
4.39%, 08/15/2037	333,000	290,257
5.83%, 02/20/2031	230,000	237,272
6.00%, 02/20/2034	100,000	103,476
7.08%, 08/02/2043	15,000	16,391
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	125,000	121,897
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	146,040
4.75%, 11/01/2031	200,000	196,834
5.38%, 02/15/2033	175,000	177,383
		1,657,217
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	148,536
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	75,000	74,560
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,505
5.88%, 06/01/2029*	110,000	109,623
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	200,000	193,280
General Motors Co.
5.95%, 04/01/2049	145,000	141,562
General Motors Financial Co., Inc.
5.95%, 04/04/2034	35,000	35,691

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers (continued)
Hyundai Capital America
4.88%, 11/01/2027*	$ 265,000	$ 264,950
Toyota Motor Credit Corp.
4.55%, 08/09/2029	135,000	134,080
		898,691
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	203,323
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	100,000	87,835
		291,158
Banks — 5.1%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	379,440
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,134,298
2.55%, 02/04/2028	260,000	247,483
2.59%, 04/29/2031	160,000	141,379
2.65%, 03/11/2032	660,000	571,946
2.69%, 04/22/2032	55,000	47,695
3.97%, 02/07/2030	250,000	240,602
5.20%, 04/25/2029	30,000	30,295
5.29%, 04/25/2034	235,000	236,069
5.82%, 09/15/2029	325,000	335,465
5.87%, 09/15/2034	220,000	229,290
Bank of Montreal
1.85%, 05/01/2025	250,000	246,344
Bank of Nova Scotia
3.45%, 04/11/2025	200,000	198,809
Barclays PLC
5.69%, 03/12/2030	665,000	676,820
BPCE SA
1.65%, 10/06/2026*	750,000	725,677
6.71%, 10/19/2029*	995,000	1,046,337
CaixaBank SA
6.84%, 09/13/2034*	335,000	362,180
Canadian Imperial Bank of Commerce
3.30%, 04/07/2025	200,000	198,741
Citigroup, Inc.
2.01%, 01/25/2026	460,000	456,497
3.11%, 04/08/2026	765,000	758,307
3.20%, 10/21/2026	45,000	43,749
3.52%, 10/27/2028	410,000	394,816
4.45%, 09/29/2027	250,000	246,900
4.54%, 09/19/2030	215,000	210,572
5.17%, 02/13/2030	655,000	659,404
Credit Agricole SA
1.25%, 01/26/2027*	250,000	238,501
1.91%, 06/16/2026*	250,000	244,879
4.63%, 09/11/2028*	255,000	252,956
6.32%, 10/03/2029*	330,000	345,073
Deutsche Bank AG
5.00%, 09/11/2030	465,000	457,784
6.82%, 11/20/2029	150,000	158,116
Fifth Third Bancorp
4.90%, 09/06/2030	90,000	88,977
Goldman Sachs Bank USA FRS
5.66%, (SOFR+0.77%), 03/18/2027	160,000	160,214
Goldman Sachs Group, Inc.
1.09%, 12/09/2026	250,000	239,745
Security Description	Shares or Principal Amount	Value

Banks (continued)
1.54%, 09/10/2027	$ 505,000	$ 475,691
1.95%, 10/21/2027	100,000	94,547
1.99%, 01/27/2032	800,000	667,330
3.10%, 02/24/2033	325,000	283,798
3.62%, 03/15/2028	140,000	136,174
4.69%, 10/23/2030	60,000	59,215
5.33%, 07/23/2035	260,000	259,708
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	184,364
Intesa Sanpaolo SpA
7.20%, 11/28/2033*	200,000	220,617
KeyCorp
4.79%, 06/01/2033	260,000	248,000
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	190,232
4.45%, 05/08/2025	200,000	199,562
Morgan Stanley
1.59%, 05/04/2027	140,000	133,470
1.93%, 04/28/2032	725,000	598,929
2.48%, 09/16/2036	50,000	40,773
2.70%, 01/22/2031	85,000	76,049
4.65%, 10/18/2030	90,000	88,759
5.04%, 07/19/2030	190,000	190,598
5.12%, 02/01/2029	65,000	65,523
5.17%, 01/16/2030	220,000	221,902
5.32%, 07/19/2035	70,000	70,264
5.42%, 07/21/2034	90,000	90,928
5.45%, 07/20/2029	335,000	341,467
5.83%, 04/19/2035	30,000	31,179
5.94%, 02/07/2039	50,000	50,724
6.25%, 08/09/2026	250,000	256,861
Morgan Stanley Bank NA
5.50%, 05/26/2028	250,000	254,337
NatWest Markets PLC
5.41%, 05/17/2029*	575,000	586,079
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	70,000	68,629
5.68%, 01/22/2035	45,000	46,225
6.88%, 10/20/2034	120,000	133,361
Santander UK Group Holdings PLC
1.53%, 08/21/2026	200,000	193,927
6.53%, 01/10/2029	410,000	426,308
Societe Generale SA
1.49%, 12/14/2026*	200,000	191,476
1.79%, 06/09/2027*	400,000	378,472
2.80%, 01/19/2028*	400,000	379,066
Standard Chartered PLC
1.82%, 11/23/2025*	250,000	249,400
Truist Financial Corp.
5.71%, 01/24/2035	75,000	76,358
UBS Group AG
5.43%, 02/08/2030*	215,000	218,053
US Bancorp
5.38%, 01/23/2030	110,000	111,761
5.68%, 01/23/2035	65,000	66,628
Wells Fargo & Co.
3.58%, 05/22/2028	250,000	242,377
5.50%, 01/23/2035	245,000	248,487
5.56%, 07/25/2034	480,000	488,120
5.57%, 07/25/2029	500,000	510,602
5.71%, 04/22/2028	290,000	295,627
		22,447,317

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$ 360,000	$ 346,946
Biotechnology — 0.2%
Biogen, Inc.
2.25%, 05/01/2030	850,000	738,180
Gilead Sciences, Inc.
3.50%, 02/01/2025	250,000	249,086
		987,266
Building Materials — 0.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	235,000	210,228
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	147,468
Griffon Corp.
5.75%, 03/01/2028	75,000	73,651
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	152,387
		583,734
Chemicals — 0.1%
Chemours Co.
5.75%, 11/15/2028*	80,000	73,846
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026*	65,000	63,320
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	96,331
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	26,000	23,394
		256,891
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	105,000	93,078
Ford Foundation
2.82%, 06/01/2070	65,000	38,987
Global Payments, Inc.
2.90%, 05/15/2030	300,000	268,123
2.90%, 11/15/2031	65,000	56,160
3.20%, 08/15/2029	70,000	64,421
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	89,407
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	190,046
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	97,902
University of Southern California
2.81%, 10/01/2050	125,000	84,259
3.23%, 10/01/2120	50,000	30,525
		1,012,908
Computers — 0.1%
Accenture Capital, Inc.
4.50%, 10/04/2034	70,000	67,664
Leidos, Inc.
2.30%, 02/15/2031	40,000	34,097
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	144,295
Security Description	Shares or Principal Amount	Value

Computers (continued)
Seagate HDD Cayman
9.63%, 12/01/2032	$ 75,000	$ 85,476
		331,532
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	123,158
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	290,000	276,806
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	184,000	170,802
3.50%, 01/15/2025	190,000	189,325
American Express Co.
3.95%, 08/01/2025	102,000	101,482
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	560,000	568,717
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	300,000	296,162
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	111,727
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	124,346
		1,839,367
Electric — 1.2%
AES Corp.
1.38%, 01/15/2026	150,000	143,652
Ameren Corp.
3.50%, 01/15/2031	140,000	129,269
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	55,246
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,493
Constellation Energy Generation LLC
5.60%, 06/15/2042	30,000	29,769
5.75%, 03/15/2054	90,000	90,696
6.13%, 01/15/2034	214,000	228,369
6.25%, 10/01/2039	140,000	149,207
Dominion Energy, Inc.
3.90%, 10/01/2025	100,000	99,252
DTE Energy Co.
5.85%, 06/01/2034	165,000	171,503
Duke Energy Corp.
5.80%, 06/15/2054	80,000	80,198
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	324,400
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	14,774
Edison International
5.45%, 06/15/2029	215,000	218,627
Emera US Finance LP
2.64%, 06/15/2031	210,000	178,583
4.75%, 06/15/2046	85,000	71,972
Entergy Arkansas LLC
5.75%, 06/01/2054	125,000	129,071
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	109,496
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	21,641
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	171,958

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Fortis, Inc.
3.06%, 10/04/2026	$ 150,000	$ 145,306
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	126,043
5.65%, 05/09/2034*	285,000	291,555
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	290,000	247,652
4.30%, 01/15/2026*	35,000	34,688
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	38,217
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	57,548
5.75%, 01/15/2028	35,000	35,019
Ohio Power Co.
2.90%, 10/01/2051	65,000	40,985
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	180,000	184,197
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	202,022
4.60%, 06/15/2043	72,000	61,139
5.55%, 05/15/2029	285,000	290,423
6.95%, 03/15/2034	70,000	77,627
PacifiCorp
4.13%, 01/15/2049	105,000	82,854
5.25%, 06/15/2035	150,000	149,053
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	202,968
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	96,026
Puget Sound Energy, Inc.
5.69%, 06/15/2054	35,000	36,059
Southern California Edison Co.
3.60%, 02/01/2045	156,000	117,889
4.13%, 03/01/2048	70,000	56,975
Union Electric Co.
5.25%, 01/15/2054	120,000	116,932
Vistra Operations Co. LLC
3.70%, 01/30/2027*	65,000	63,162
5.63%, 02/15/2027*	70,000	69,819
6.00%, 04/15/2034*	85,000	87,718
7.75%, 10/15/2031*	75,000	79,228
		5,418,280
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	167,994
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	117,846
		285,840
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	74,488
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	75,565
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	124,217
		199,782
Security Description	Shares or Principal Amount	Value

Entertainment — 0.3%
Boyne USA, Inc.
4.75%, 05/15/2029*	$ 80,000	$ 76,290
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	136,243
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	175,000	163,487
4.28%, 03/15/2032	650,000	569,616
5.05%, 03/15/2042	185,000	147,638
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	121,353
		1,214,627
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	79,210
4.00%, 08/01/2028*	90,000	85,118
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	151,857
		316,185
Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	163,842
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 03/15/2034*	390,000	419,384
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	55,617
Kroger Co.
5.00%, 09/15/2034	90,000	88,525
5.50%, 09/15/2054	35,000	33,989
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	92,846
Post Holdings, Inc.
5.63%, 01/15/2028*	29,000	29,237
		883,440
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	51,005
CenterPoint Energy Resources Corp.
5.40%, 03/01/2033	91,000	92,895
NiSource, Inc.
3.60%, 05/01/2030	250,000	233,938
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	170,000	112,091
4.40%, 06/01/2043	130,000	111,977
		601,906
Healthcare-Products — 0.3%
Baxter International, Inc.
2.27%, 12/01/2028	400,000	360,136
2.54%, 02/01/2032	521,000	438,109
Danaher Corp.
2.80%, 12/10/2051	20,000	12,995
Hologic, Inc.
3.25%, 02/15/2029*	145,000	133,164
Medline Borrower LP
3.88%, 04/01/2029*	165,000	154,353
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034	200,000	198,138
		1,296,895

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	$ 105,000	$ 101,866
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	43,997
Centene Corp.
4.63%, 12/15/2029	124,000	118,496
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	105,422
Corewell Health Obligated Group
3.49%, 07/15/2049	100,000	75,478
DaVita, Inc.
3.75%, 02/15/2031*	110,000	95,663
Encompass Health Corp.
4.50%, 02/01/2028	135,000	131,313
HCA, Inc.
2.38%, 07/15/2031	230,000	193,745
3.50%, 09/01/2030	385,000	353,128
4.63%, 03/15/2052	50,000	41,095
5.20%, 06/01/2028	335,000	338,041
5.38%, 02/01/2025	153,000	153,007
5.45%, 09/15/2034	30,000	29,787
5.50%, 06/15/2047	85,000	80,474
5.95%, 09/15/2054	60,000	59,855
Memorial Health Services
3.45%, 11/01/2049	60,000	45,151
MultiCare Health System
2.80%, 08/15/2050	75,000	45,240
Texas Health Resources
3.37%, 11/15/2051	45,000	32,290
Trinity Health Corp.
3.43%, 12/01/2048	25,000	19,118
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	245,767
		2,308,933
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	129,000
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	155,962
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	142,897
		298,859
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	147,020
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	151,133
		298,153
Internet — 0.1%
Amazon.com, Inc.
4.05%, 08/22/2047	270,000	229,265
Meta Platforms, Inc.
4.45%, 08/15/2052	20,000	17,569
5.40%, 08/15/2054	100,000	100,457
Uber Technologies, Inc.
4.30%, 01/15/2030	210,000	204,174
4.80%, 09/15/2034	30,000	29,083
		580,548
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	$ 85,000	$ 79,636
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	120,000	114,389
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	168,721
MGM Resorts International
5.50%, 04/15/2027	115,000	114,755
		283,476
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	135,000	140,411
Ingersoll Rand, Inc.
5.31%, 06/15/2031	105,000	107,138
		247,549
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	223,285
5.13%, 05/01/2027*	150,000	146,874
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	765,000	671,915
2.80%, 04/01/2031	380,000	319,683
3.50%, 06/01/2041	40,000	27,379
4.91%, 07/23/2025	25,000	24,973
5.38%, 05/01/2047	40,000	32,697
Comcast Corp.
1.95%, 01/15/2031	455,000	385,050
2.45%, 08/15/2052	30,000	17,341
2.80%, 01/15/2051	70,000	43,966
2.94%, 11/01/2056	321,000	198,340
4.15%, 10/15/2028	145,000	142,413
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	169,062
DISH DBS Corp.
5.88%, 11/15/2024	205,000	203,466
7.75%, 07/01/2026	40,000	33,835
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	90,802
6.38%, 05/01/2026	75,000	63,459
News Corp.
3.88%, 05/15/2029*	120,000	111,673
Nexstar Media, Inc.
5.63%, 07/15/2027*	115,000	113,011
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	131,915
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	233,567
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	48,582
5.50%, 09/01/2041	80,000	67,371
6.55%, 05/01/2037	250,000	240,411
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	106,532
		3,847,602

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining — 0.1%
Glencore Funding LLC
2.63%, 09/23/2031*	$ 250,000	$ 214,036
6.38%, 10/06/2030*	42,000	44,618
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	125,000	119,093
		377,747
Miscellaneous Manufactur — 0.0%
Hillenbrand, Inc.
3.75%, 03/01/2031	165,000	144,381
Oil & Gas — 0.5%
Aker BP ASA
5.13%, 10/01/2034*	180,000	172,277
Baytex Energy Corp.
8.50%, 04/30/2030*	110,000	111,927
BP Capital Markets America, Inc.
2.72%, 01/12/2032	450,000	389,821
BP Capital Markets PLC
4.38%, 06/22/2025(2)	66,000	65,405
4.88%, 03/22/2030(2)	58,000	56,418
Civitas Resources, Inc.
8.63%, 11/01/2030*	135,000	141,826
ConocoPhillips Co.
5.05%, 09/15/2033	89,000	89,383
5.55%, 03/15/2054	180,000	179,667
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	147,817
Hess Corp.
5.60%, 02/15/2041	200,000	200,710
Marathon Petroleum Corp.
4.70%, 05/01/2025	215,000	214,726
Occidental Petroleum Corp.
5.38%, 01/01/2032	40,000	39,493
6.20%, 03/15/2040	49,000	48,906
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	126,587
Pioneer Natural Resources Co.
2.15%, 01/15/2031	295,000	252,900
		2,237,863
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	174,000
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	145,000	144,283
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	70,000	66,853
		385,136
Pharmaceuticals — 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	258,924
4.05%, 11/21/2039	470,000	413,026
4.25%, 11/21/2049	40,000	33,967
5.05%, 03/15/2034	20,000	20,149
Bristol-Myers Squibb Co.
3.90%, 03/15/2062	110,000	82,200
5.20%, 02/22/2034	140,000	142,506
5.55%, 02/22/2054	150,000	151,729
5.65%, 02/22/2064	80,000	80,445
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.
5.05%, 03/25/2048	$ 235,000	$ 202,741
5.25%, 02/21/2033	285,000	279,956
CVS Pass-Through Trust
7.51%, 01/10/2032*	40,121	42,334
Takeda Pharmaceutical Co., Ltd.
5.30%, 07/05/2034	215,000	217,867
		1,925,844
Pipelines — 0.7%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	153,825
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	234,948
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	46,763
6.04%, 11/15/2033*	560,000	579,914
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	131,468
Energy Transfer LP
5.15%, 02/01/2043	55,000	49,403
5.30%, 04/01/2044	140,000	128,432
5.60%, 09/01/2034	320,000	322,370
5.63%, 05/01/2027*	225,000	225,067
5.80%, 06/15/2038	65,000	65,014
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	91,096
6.50%, 09/01/2030*	105,000	110,583
EQM Midstream Partners LP
4.50%, 01/15/2029*	135,000	129,956
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	73,281
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	114,115
MPLX LP
5.50%, 06/01/2034	360,000	359,280
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	247,870
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	47,691
NuStar Logistics LP
5.63%, 04/28/2027	70,000	69,456
		3,180,532
REITS — 0.4%
American Tower Corp.
2.10%, 06/15/2030	35,000	30,081
DOC DR LLC
4.30%, 03/15/2027	500,000	494,491
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	125,693
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	112,569
SBA Tower Trust
2.84%, 01/15/2025*	225,000	223,984
UDR, Inc.
2.10%, 06/15/2033	305,000	237,356
Ventas Realty LP
2.65%, 01/15/2025	49,000	48,761
3.00%, 01/15/2030	295,000	267,429

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	$ 65,000	$ 62,437
5.75%, 02/01/2027*	40,000	40,275
		1,643,076
Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	159,268
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	96,427
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	95,000	96,565
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	107,967
Home Depot, Inc.
4.95%, 06/25/2034	160,000	160,045
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	121,290
		741,562
Semiconductors — 0.2%
Broadcom, Inc.
3.14%, 11/15/2035*	472,000	387,823
3.47%, 04/15/2034*	100,000	87,273
4.55%, 02/15/2032	40,000	38,684
Entegris, Inc.
3.63%, 05/01/2029*	100,000	91,503
Marvell Technology, Inc.
5.95%, 09/15/2033	378,000	395,647
		1,000,930
Software — 0.1%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	30,000	29,272
Microsoft Corp.
2.50%, 09/15/2050	97,000	61,536
Oracle Corp.
3.60%, 04/01/2040	115,000	91,593
Take-Two Interactive Software, Inc.
5.60%, 06/12/2034	40,000	40,679
		223,080
Telecommunications — 0.7%
AT&T, Inc.
2.55%, 12/01/2033	178,000	144,794
2.75%, 06/01/2031	300,000	263,536
3.55%, 09/15/2055	268,000	186,030
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	241,803
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	134,092
Lumen Technologies, Inc.
4.13%, 04/15/2029*	90,985	79,612
4.13%, 04/15/2030*	90,994	77,117
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	113,939
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	90,678
Sprint LLC
7.63%, 02/15/2025	50,000	49,984
7.63%, 03/01/2026	70,000	71,776
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	$ 31,250	$ 31,190
T-Mobile USA, Inc.
3.38%, 04/15/2029	1,190,000	1,117,292
Verizon Communications, Inc.
2.36%, 03/15/2032	715,000	596,127
		3,197,970
Transportation — 0.1%
CSX Corp.
2.50%, 05/15/2051	320,000	194,482
Union Pacific Corp.
3.55%, 08/15/2039	195,000	162,090
		356,572
Trucking & Leasing — 0.1%
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034*	200,000	201,009
Water — 0.0%
American Water Capital Corp.
5.45%, 03/01/2054	139,000	138,307
Total Corporate Bonds & Notes (cost $70,540,568)		68,005,756
ASSET BACKED SECURITIES — 5.5%
Auto Loan Receivables — 2.4%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D 1.34%, 11/15/2027*	563,736	557,878
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	394,105	389,014
Series 2024-1, Class A3 5.43%, 01/18/2029	250,000	252,495
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	232,000	233,246
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	438,000	442,458
Series 2024-1, Class D 6.03%, 11/15/2029	300,000	304,716
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	442,624
CarMax Auto Owner Trust
Series 2020-4, Class C 1.30%, 08/17/2026	695,000	691,594
Credit Acceptance Auto Loan Trust
Series 2024-3, Class C 5.39%, 01/16/2035*	404,000	396,194
Series 2024-2A, Class C 6.70%, 10/16/2034*	245,000	250,710
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	644,505
Drive Auto Receivables Trust
Series 2024-1, Class C 5.43%, 11/17/2031	280,000	281,444
DT Auto Owner Trust
Series 2021-3A, Class D 1.31%, 05/17/2027*	600,000	581,719

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2022-3A, Class B 6.74%, 07/17/2028*	$ 184,758	$ 185,255
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	134,000	136,547
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	486,141
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	100,000	95,309
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	473,924
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3 5.39%, 07/20/2027	159,000	160,790
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3 5.37%, 03/15/2029	356,000	359,347
Merchants Fleet Funding LLC
Series 2024-1A, Class A 5.82%, 04/20/2037*	331,000	334,189
Nissan Auto Receivables Owner Trust
Series 2024-A, Class A3 5.28%, 12/15/2028	542,000	548,995
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	92,460	90,752
Santander Drive Auto Receivables Trust
Series 2021-1, Class D 1.13%, 11/16/2026	24,044	23,865
Series 2020-4, Class D 1.48%, 01/15/2027	123,107	122,518
Series 2020-3, Class D 1.64%, 11/16/2026	22,816	22,781
Series 2024-3, Class C 5.64%, 08/15/2030	488,000	495,542
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.56%, 11/22/2027*	170,000	172,006
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	160,000	162,168
Westlake Automobile Receivables Trust
Series 2021-1A, Class D 1.23%, 04/15/2026*	146,600	145,641
Series 2021-3A, Class C 1.58%, 01/15/2027*	123,364	122,737
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	131,541
Series 2023-3A, Class C 6.02%, 09/15/2028*	600,000	608,355
World Omni Auto Receivables Trust
Series 2024-B, Class A3 5.27%, 09/17/2029	244,000	247,618
		10,594,618
Security Description	Shares or Principal Amount	Value

Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	$ 258,000	$ 260,439
Series 2023-1A, Class A 8.04%, 09/20/2027*	400,000	401,490
		661,929
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 5.71%, (TSFR1M+0.97%), 11/25/2034	12,257	12,393
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 5.59%, (TSFR1M+0.85%), 08/25/2035	108,668	98,502
		110,895
Other Asset Backed Securities — 2.9%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	199,000	187,973
Business Jet Securities LLC
Series 2024-2, Class A 5.36%, 09/15/2039*	690,278	678,360
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	88,277
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	21,779	19,639
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	17,410	16,517
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.47%, 10/25/2045*	435,925	432,901
DRIVEN BRANDS FUNDING LLC
Series 2019-2A, Class A2 3.98%, 10/20/2049*	185,415	179,897
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	962,928	943,114
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	460,823	456,755
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	192,000	199,645
GSAMP Trust FRS
Series 2006-FM1, Class A2C 5.17%, (TSFR1M+0.43%), 04/25/2036	132,856	86,641
Hilton Grand Vacations Trust
Series 2024-3A, Class A 4.98%, 08/27/2040*	255,000	254,633
Series 2024-2A, Class A 5.50%, 03/25/2038*	167,738	169,003
Series 2024-1B, Class C 6.62%, 09/15/2039*	241,169	241,980
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	166,488	167,614
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	357,000	362,289

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Invitation Homes 2024-SFR1 Trust
Series 2024-SFR1, Class A 4.00%, 09/17/2041*	$ 320,879	$ 305,678
Lendmark Funding Trust
Series 2024-2A, Class A 4.47%, 02/21/2034*	240,000	235,642
Mariner Finance Issuance Trust
Series 2024-AA, Class A 5.13%, 09/22/2036*	428,000	429,712
MVW LLC
Series 2024-2A, Class A 4.43%, 03/20/2042*	329,000	322,818
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	109,138	95,531
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	224,925	227,598
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	294,713
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(3)	331,709	310,428
Progress Residential Trust
Series 2024-SFR3, Class A 3.00%, 06/17/2041*	350,000	319,781
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	705,000	645,789
Series 2024-SFR3, Class B 3.50%, 06/17/2041*	490,000	451,992
Series 2023-SFR2, Class A 4.50%, 10/17/2040*	700,000	685,124
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	100,000	97,079
Progress Residential Trust VRS
Series 2024-SFR5, Class D 3.38%, 08/09/2029*(3)	495,000	442,596
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	113,285
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	359,000	360,847
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	129,000	131,323
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	447,766
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class C 5.94%, 01/20/2043*	69,969	69,647
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 5.41%, (TSFR3M+0.46%), 12/15/2039	43,914	42,452
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	105,557	96,745
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	778,050	783,603
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2029*(1)	$ 370,000	$ 355,168
Series 2024-SFR4, Class B 4.65%, 11/17/2029*	200,000	193,174
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	259,838	256,730
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	214,445
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	100,000	101,321
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2 4.99%, 09/20/2032*	320,000	320,140
		12,836,365
Total Asset Backed Securities (cost $23,916,304)		24,203,807
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Commercial and Residential — 1.7%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	28,822	26,920
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	15,149	14,621
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	94,409
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	82,745
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 5.80%, (TSFR1M+0.99%), 06/15/2035*	3,433	3,430
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 5.57%, (TSFR1M+0.77%), 05/15/2038*	65,495	65,127
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.43%, 11/15/2050(3)	60,000	54,351
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	141,492
Series 2016-CD2, Class C 3.98%, 11/10/2049(3)	130,000	71,595
Series 2018-CD7, Class C 4.84%, 08/15/2051(3)	600,000	540,380
CIM Trust FRS
Series 2019-INV1, Class A2 5.97%, (SOFR30A+1.11%), 02/25/2049*	4,430	4,306
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.20%, 04/10/2048(3)	117,435	112,762
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	107,278	105,566
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	88,935
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 5.07%, (TSFR1M+0.31%), 07/20/2046	85,305	65,373

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	$ 350,000	$ 296,016
CSMC Trust VRS
Series 2015-1, Class B2 3.89%, 01/25/2045*(3)	29,326	27,724
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 5.90%, (TSFR1M+1.10%), 05/15/2035*	74,128	73,758
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	78,347	65,791
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	148,495	128,607
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 7.05%, (TSFR1M+2.25%), 10/15/2039*	251,909	252,220
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.94%, 07/15/2045(3)	264,592	245,974
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.38%, 12/15/2049(3)	60,000	48,637
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	44,770	40,290
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	23,335	20,959
Series 2017-3, Class B2 3.78%, 08/25/2047*(3)	143,027	130,152
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,664	38,175
LHOME Mtg. Trust
Series 2024-RTL4, Class A1 5.92%, 07/25/2039*	385,000	385,584
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	73,741	69,286
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 5.72%, (TSFR1M+0.92%), 04/15/2038*	55,239	55,079
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	188,868
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	103,147
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	206,484
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	164,343
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	119,806
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	114,750
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	61,992	59,869
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2015-2A, Class B3 5.34%, 08/25/2055*(3)	$ 40,197	$ 39,613
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 5.92%, (TSFR1M+1.06%), 01/25/2059*	63,833	64,116
PRPM LLC
Series 2024-RPL2, Class A1 3.50%, 05/25/2054*	401,890	383,826
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	180,605	176,050
Series 2024-RCF4, Class A1 4.00%, 07/25/2054*	175,400	169,536
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	768,767	644,192
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 6.55%, (TSFR1M+1.74%), 05/15/2039*	300,000	296,643
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	70,682	62,007
Series 2013-2, Class B1 3.64%, 02/25/2043(3)	9,649	9,327
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	301,168
Towd Point Mtg. Trust VRS
Series 2019-4, Class A2 3.25%, 10/25/2059*(3)	750,000	664,410
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	57,275
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	7,549	6,768
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.63%, 09/15/2057(3)	165,000	131,982
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	156,601
		7,471,045
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.81%, 12/25/2049*(3)	420,000	403,035
Series 2017-K62, Class B 3.88%, 01/25/2050*(3)	580,000	566,007
Series 2017-K66, Class C 4.04%, 07/25/2027*(3)	310,000	297,880
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M2 9.11%, (SOFR30A+4.25%), 05/25/2044*	150,000	155,859
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	3,737	95
Series 4207, Class JI 3.00%, 05/15/2028(4)	32,997	1,043
Series 4579, Class BA 3.00%, 01/15/2043	3,351	3,321
Series 4661, Class HA 3.00%, 05/15/2043	3,488	3,472

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4121, Class UI 3.50%, 10/15/2042(4)	$ 123,744	$ 14,364
Series 4808, Class DL 4.00%, 11/15/2045	30,000	29,080
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 1.08%, (5.94%-SOFR30A), 02/25/2050(4)(5)	114,282	13,711
Series 3994, Class SH 1.48%, (6.49%-SOFR30A), 06/15/2041(4)(5)	188,614	9,781
Federal National Mtg. Assoc. VRS
Series 2023-M1, Class 1A 3.43%, 04/25/2032(3)	1,174,573	1,105,523
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	47,078	1,270
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	8,798	236
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	84,292	5,217
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	12,206	274
Series 2016-92, Class A 3.00%, 04/25/2042	5,807	5,685
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	152,832	25,631
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	99,912	8,432
Series 2017-66, Class C 3.50%, 08/25/2045	11,838	11,741
Series 2017-46, Class LB 3.50%, 12/25/2052	62,550	61,165
Series 2017-49, Class JA 4.00%, 07/25/2053	44,801	44,312
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	98,912	20,602
Series 2002-16, Class TM 7.00%, 04/25/2032	18,491	19,048
Federal National Mtg. Assoc. REMIC FRS
Series 2024-67, Class FA 6.03%, (SOFR30A+1.17%), 09/25/2054	1,331,949	1,331,726
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 1.08%, 06/25/2045(3)(4)	56,553	3,236
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	30,882	1,616
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	685,769	78,106
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	149,349	20,513
Series 2017-51, Class AH 2.60%, 05/16/2059	28,164	23,515
Series 2017-190, Class AD 2.60%, 03/16/2060	18,302	15,331
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	128,456	20,374
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	140,663	22,235
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	190,340	30,029
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	$ 121,940	$ 19,421
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	203,851	32,204
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	19,359	915
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 1.23%, (5.99%-TSFR1M), 10/20/2046(4)(5)	75,705	8,009
Series 2017-176, Class SC 1.33%, (6.09%-TSFR1M), 11/20/2047(4)(5)	88,016	11,562
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	385,342	4,799
		4,430,375
Total Collateralized Mortgage Obligations (cost $12,750,423)		11,901,420
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.4%
U.S. Government — 6.5%
United States Treasury Bonds
1.88%, 11/15/2051	2,903,500	1,699,115
2.00%, 11/15/2041 to 08/15/2051	5,719,000	3,848,972
2.25%, 02/15/2052	1,916,000	1,230,356
2.38%, 05/15/2051	200,000	132,883
3.88%, 05/15/2043	2,660,000	2,425,691
4.00%, 11/15/2042	1,200,000	1,119,000
4.13%, 08/15/2044	850,000	798,203
4.25%, 02/15/2054	125,000	120,156
4.50%, 02/15/2044	500,000	494,531
United States Treasury Notes
0.88%, 06/30/2026	565,000	535,029
2.75%, 07/31/2027	2,330,000	2,246,721
3.38%, 09/15/2027	175,000	171,500
3.50%, 04/30/2028	1,909,800	1,869,739
3.88%, 08/15/2034	1,230,000	1,190,025
4.13%, 01/31/2025 to 06/15/2026(6)	6,343,000	6,334,452
4.50%, 07/15/2026	1,075,000	1,080,249
4.63%, 10/15/2026 to 04/30/2031	3,320,000	3,370,880
		28,667,502
U.S. Government Agency — 0.9%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	679,509
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	187,961	158,944
3.00%, 04/01/2035	13,677	12,873
3.50%, 07/01/2042 to 02/01/2044	83,912	77,080
5.00%, 01/01/2034 to 04/01/2035	25,011	25,012
6.00%, 05/01/2031	2,923	3,009
7.50%, 12/01/2030 to 02/01/2031	11,188	11,207
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	91,890	83,523
2.50%, 06/01/2027 to 03/01/2035	116,434	109,708
3.00%, 10/01/2036 to 04/01/2043	90,867	81,957
3.50%, 08/01/2031 to 05/01/2058	1,348,319	1,216,561
4.00%, 09/01/2038 to 07/01/2056	823,495	768,295
4.50%, 03/01/2041	52,966	51,804
5.00%, 08/01/2035 to 07/01/2047	217,201	217,863
6.00%, 05/01/2031	1,325	1,362
6.50%, 09/01/2025 to 01/01/2032	3,651	3,749
7.00%, 05/01/2029 to 01/01/2031	3,597	3,739
7.50%, 01/01/2031	1,474	1,482

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
3.00%, 02/15/2043	$ 56,065	$ 50,442
3.50%, 09/15/2042 to 11/20/2047	184,055	170,014
4.00%, 10/20/2044	47,204	44,424
4.50%, 05/15/2039 to 10/20/2040	50,898	49,638
5.50%, 07/20/2033	22,022	22,475
6.00%, 07/20/2033	15,595	16,004
6.50%, 03/20/2027 to 04/20/2027	1,705	1,733
7.50%, 09/15/2030 to 01/15/2032	11,675	12,058
		3,874,465
Total U.S. Government & Agency Obligations (cost $37,077,679)		32,541,967
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Arab Republic of Egypt
8.88%, 05/29/2050	200,000	162,954
Dominican Republic
6.00%, 02/22/2033*	396,000	389,436
Government of Bermuda
2.38%, 08/20/2030*	260,000	223,080
4.75%, 02/15/2029*	200,000	196,000
5.00%, 07/15/2032*	305,000	297,375
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	165,025
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	208,995
Republic of Hungary
5.50%, 03/26/2036*	268,000	258,246
Republic of Paraguay
6.00%, 02/09/2036*	350,000	357,543
State of Israel
5.75%, 03/12/2054	241,000	220,276
United Mexican States
6.00%, 05/07/2036	345,000	334,707
6.34%, 05/04/2053	200,000	185,588
Total Foreign Government Obligations (cost $3,140,052)		2,999,225
MUNICIPAL SECURITIES — 0.1%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	63,455
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	229,739
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	73,386
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	64,277
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	95,000	64,625
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	44,865
Security Description	Shares or Principal Amount	Value

University of Missouri Revenue Bonds
2.75%, 11/01/2050	$ 50,000	$ 33,525
Total Municipal Securities (cost $742,469)		573,872
UNAFFILIATED INVESTMENT COMPANIES — 5.8%
JPMorgan Emerging Markets Equity Fund, Class R6	148,923	4,728,323
JPMorgan High Yield Fund	3,144,083	20,593,745
Total Unaffiliated Investment Companies (cost $24,549,918)		25,322,068
Total Long-Term Investment Securities (cost $394,236,256)		427,235,524
SHORT-TERM INVESTMENTS — 1.2%
Commercial Paper — 0.3%
Brookfield Corporate Treasury, Ltd.
5.08%, 11/14/2024	250,000	249,500
DNB Bank ASA
5.20%, 05/29/2025	246,000	239,635
First Abu Dhabi Bank PJSC
5.34%, 01/07/2025	250,000	247,819
HSBC USA, Inc.
5.59%, 05/20/2025	250,000	243,504
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.80%, 01/21/2025	250,000	247,232
		1,227,690
Unaffiliated Investment Companies — 0.9%
JPMorgan Prime Money Market Fund, Class IM 5.02%(7)	3,810,851	3,812,375
Total Short-Term Investments (cost $5,037,542)		5,040,065
TOTAL INVESTMENTS (cost $399,273,798)	98.2%	432,275,589
Other assets less liabilities	1.8	8,053,863
NET ASSETS	100.0%	$440,329,452
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $48,123,757 representing 10.9% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2024.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of October 31, 2024.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

GDR—Global Depositary Receipt
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TRQX—Turquoise Stock Exchange
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
27	Long	S&P 500 E-Mini Index	December 2024	$ 7,704,673	$ 7,746,975	$ 42,302
25	Long	TOPIX Index	December 2024	4,214,438	4,433,493	219,055
68	Short	Australian Dollar	November 2024	4,548,731	4,471,340	77,391
78	Short	CHF CURRENCY FUT DEC24	December 2024	11,618,199	11,336,325	281,874
65	Short	EURO FX CURR FUT DEC24	December 2024	9,045,569	8,848,125	197,444
84	Short	Euro STOXX 50 Index	December 2024	4,524,857	4,416,874	107,983
290	Short	Euro-BUND	December 2024	42,333,075	41,575,976	757,099
16	Short	Japan 10 Year Bonds	December 2024	15,265,705	15,183,888	81,817
58	Short	U.S. Treasury Long Bonds	December 2024	7,074,712	6,842,187	232,525
						$1,997,490
						Unrealized (Depreciation)
183	Long	Australian 10 Year Bonds	December 2024	$14,067,964	$13,469,697	$ (598,267)
61	Long	CAD CURRENCY FUT DEC24	December 2024	4,533,726	4,392,000	(141,726)
113	Long	DJ US REAL ESTATE DEC24	December 2024	4,474,803	4,270,270	(204,533)
41	Long	E-Mini Russell 2000 Index	December 2024	4,610,187	4,527,630	(82,557)
347	Long	Euro-BTP	December 2024	45,275,693	45,124,053	(151,640)
103	Long	JPN YEN CURR FUT DEC24	December 2024	9,123,386	8,514,238	(609,148)
65	Long	MSCI EAFE Index	December 2024	7,930,432	7,638,150	(292,282)
14	Long	S&P Mid Cap 400 E-Mini Index	December 2024	4,400,540	4,359,040	(41,500)
377	Long	U.S. Treasury 10 Year Notes	December 2024	43,091,772	41,646,719	(1,445,053)
142	Long	U.S. Treasury 2 Year Notes	December 2024	29,474,581	29,244,234	(230,347)
13	Long	U.S. Treasury 5 Year Notes	December 2024	1,411,479	1,394,047	(17,432)
13	Long	U.S. Treasury Ultra 10 Year Notes	December 2024	1,535,268	1,478,750	(56,518)
39	Long	U.S. Treasury Ultra Bonds	December 2024	5,196,225	4,899,375	(296,850)
102	Short	MSCI Emerging Markets Index	December 2024	5,598,569	5,745,150	(146,581)
						$(4,314,434)
		Net Unrealized Appreciation (Depreciation)				$(2,316,944)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	932,926	USD	671,963	01/29/2025	$ —	$ (150)
Goldman Sachs International	GBP	631,003	USD	811,700	01/29/2025	—	(1,734)
HSBC Bank PLC	EUR	3,979,393	USD	4,314,888	01/29/2025	—	(29,919)
	JPY	89,278,524	USD	589,706	01/29/2025	—	(4,529)
	SGD	265,687	USD	202,220	01/31/2025	220	—
	USD	1,632,453	AUD	2,451,154	01/29/2025	—	(18,297)
	USD	919,019	GBP	708,597	01/29/2025	—	(5,557)
	USD	305,891	HKD	2,374,382	02/03/2025	—	(35)
						220	(58,337)
Morgan Stanley & Co. International PLC	EUR	1,407,080	USD	1,534,255	01/29/2025	—	(2,032)
	JPY	245,207,893	USD	1,627,139	01/29/2025	—	(4,956)
						—	(6,988)

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank & Trust Co.	CHF	264,728	USD	309,082	01/29/2025	$ —	$ (461)
	DKK	1,913,781	USD	278,400	01/29/2025	—	(1,974)
	HKD	5,498,301	USD	708,710	02/03/2025	447	—
	USD	3,152,632	CAD	4,340,627	01/29/2025	—	(25,492)
	USD	3,597,425	JPY	539,859,967	01/29/2025	—	(4,135)
	USD	818,362	SEK	8,610,891	01/29/2025	—	(6,349)
						447	(38,411)
Unrealized Appreciation (Depreciation)						$667	$(105,620)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$407,632	$79,360	$—	$486,992
Aerospace/Defense	2,451,519	3,001,119	—	5,452,638
Agriculture	394,650	243,819	—	638,469
Airlines	56,084	53,064	—	109,148
Apparel	114,911	3,397,308	—	3,512,219
Auto Manufacturers	1,389,666	1,813,371	—	3,203,037
Banks	11,630,335	8,409,933	—	20,040,268
Beverages	2,004,717	2,457,416	—	4,462,133
Biotechnology	3,790,486	273,418	—	4,063,904
Building Materials	3,690,306	493,138	—	4,183,444
Chemicals	677,712	3,368,571	—	4,046,283
Commercial Services	2,446,340	2,643,401	—	5,089,741
Computers	11,721,848	226,184	—	11,948,032
Cosmetics/Personal Care	541,463	651,121	—	1,192,584
Distribution/Wholesale	451,651	816,172	—	1,267,823
Diversified Financial Services	9,404,404	2,741,992	—	12,146,396
Electric	6,060,660	2,144,516	—	8,205,176
Electrical Components & Equipment	1,711,647	1,106,300	—	2,817,947
Electronics	2,085,620	874,494	—	2,960,114
Food	1,201,591	2,714,420	—	3,916,011
Forest Products & Paper	211,607	48,779	—	260,386
Gas	364,820	74,503	—	439,323
Healthcare-Products	4,061,771	1,085,579	—	5,147,350
Healthcare-Services	5,447,997	169,546	0	5,617,543
Insurance	5,823,075	4,457,762	—	10,280,837
Internet	22,195,233	1,410,429	—	23,605,662
Iron/Steel	—	137,999	21	138,020
Lodging	688,244	498,883	—	1,187,127
Machinery-Construction & Mining	328,470	1,055,632	—	1,384,102
Machinery-Diversified	3,329,130	1,169,721	—	4,498,851
Media	451,395	77,192	—	528,587
Metal Fabricate/Hardware	152,554	70,290	—	222,844
Miscellaneous Manufacturing	860,248	333,758	—	1,194,006
Oil & Gas	6,395,965	2,243,428	—	8,639,393
Oil & Gas Services	2,563,059	—	—	2,563,059
Packaging & Containers	908,169	37,616	—	945,785
Pharmaceuticals	9,523,489	4,940,240	—	14,463,729

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Pipelines	$666,176	$11,057	$—	$677,233
Private Equity	817,717	918,310	—	1,736,027
Real Estate	182,310	694,076	—	876,386
REITS	4,744,536	296,315	—	5,040,851
Retail	11,952,408	1,399,304	—	13,351,712
Semiconductors	24,053,473	3,673,795	—	27,727,268
Software	19,429,680	884,885	—	20,314,565
Telecommunications	780,393	1,633,647	—	2,414,040
Transportation	2,679,900	468,102	—	3,148,002
Other Industries	—	5,539,033	—	5,539,033
Preferred Stocks	—	3,329	—	3,329
Corporate Bonds & Notes	—	68,005,756	—	68,005,756
Asset Backed Securities:
Other Asset Backed Securities	—	12,481,197	355,168	12,836,365
Other Industries	—	11,367,442	—	11,367,442
Collateralized Mortgage Obligations	—	11,901,420	—	11,901,420
U.S. Government & Agency Obligations	—	32,541,967	—	32,541,967
Foreign Government Obligations	—	2,999,225	—	2,999,225
Municipal Securities	—	573,872	—	573,872
Unaffiliated Investment Companies	25,322,068	—	—	25,322,068
Short-Term Investments:
Commercial Paper	—	1,227,690	—	1,227,690
Other Short-Term Investments	3,812,375	—	—	3,812,375
Total Investments at Value	$219,979,504	$211,940,896	$355,189	$432,275,589
Other Financial Instruments:†
Futures Contracts	$1,997,490	$—	$—	$1,997,490
Forward Foreign Currency Contracts	—	667	—	667
Total Other Financial Instruments	$1,997,490	$667	$—	$1,998,157
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,314,434	$—	$—	$4,314,434
Forward Foreign Currency Contracts	—	105,620	—	105,620
Total Other Financial Instruments	$4,314,434	$105,620	$—	$4,420,054
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.1%
Austria — 0.2%
Raiffeisen Bank International AG	24,742	$ 442,194
Bermuda — 1.5%
China Resources Gas Group, Ltd.	150,300	577,553
Credicorp., Ltd.	6,063	1,116,380
Genpact, Ltd.	27,644	1,055,171
		2,749,104
Brazil — 6.1%
Banco do Brasil SA	267,896	1,220,174
Cia Energetica de Minas Gerais (Preference Shares)	332,041	653,066
Cury Construtora e Incorporadora SA	146,724	620,307
Fleury SA	187,750	481,319
Itau Unibanco Holding SA (Preference Shares)	310,479	1,880,845
Lojas Renner SA	290,382	932,795
Marcopolo SA (Preference Shares)	369,177	540,268
Petroleo Brasileiro SA (Preference Shares)	381,439	2,369,436
Porto Seguro SA	118,825	784,164
Telefonica Brasil SA	83,074	756,459
TIM SA	269,570	773,144
Vibra Energia SA	120,249	464,072
		11,476,049
Cayman Islands — 14.6%
Alibaba Group Holding, Ltd.	446,108	5,460,516
China Feihe, Ltd.*	778,000	586,202
ENN Energy Holdings, Ltd.	91,500	646,811
Full Truck Alliance Co., Ltd.	71,197	637,213
Geely Automobile Holdings, Ltd.	646,000	1,134,572
Haitian International Holdings, Ltd.	202,000	558,533
JD.com, Inc., Class A	124,600	2,531,612
Meituan, Class B*†	94,170	2,224,348
PDD Holdings, Inc. ADR†	7,665	924,322
Qifu Technology, Inc. ADR	11,956	392,276
SITC International Holdings Co., Ltd.	224,000	632,627
Tencent Holdings, Ltd.	180,300	9,380,612
Xiaomi Corp.*†	631,000	2,173,830
		27,283,474
Chile — 0.3%
Banco de Chile	4,737,119	549,351
China — 12.5%
Bank of Hangzhou Co., Ltd.	310,400	603,866
Beijing Yanjing Brewery Co., Ltd. Class A	420,900	600,579
BYD Co., Ltd.	42,000	1,525,794
China Construction Bank Corp.	1,836,000	1,423,816
China Life Insurance Co., Ltd.	483,000	1,024,641
China Merchants Bank Co., Ltd.	271,500	1,322,895
China Pacific Insurance Group Co., Ltd.	420,000	1,452,089
China Shenhua Energy Co., Ltd.	238,500	1,028,038
China Suntien Green Energy Corp., Ltd.	1,308,000	593,833
Fuyao Glass Industry Group Co., Ltd.*	150,400	1,066,394
Great Wall Motor Co., Ltd.	365,500	579,761
Gree Electric Appliances, Inc. of Zhuhai, Class A	104,500	638,997
Haier Smart Home Co., Ltd.	240,400	873,263
Jiangsu Hengli Hydraulic Co, Ltd.	74,900	543,823
Jiayou International Logistics Co., Ltd., Class A	220,220	614,464
Midea Group Co., Ltd., Class A	63,000	632,524
PetroChina Co., Ltd.	1,324,000	992,045
PICC Property & Casualty Co., Ltd.	692,000	1,048,607
Ping An Insurance Group Co. of China, Ltd.	368,500	2,287,607
SF Holding Co., Ltd.	107,500	674,839
Security Description	Shares or Principal Amount	Value

China (continued)
Shanghai Pudong Development Bank Co., Ltd.	484,200	$ 669,739
Sinoma International Engineering Co.	330,400	479,778
Sinotrans, Ltd.	1,039,000	463,602
Weichai Power Co., Ltd.	584,000	881,680
Yunda Holding Co., Ltd.	492,700	576,902
Zhejiang NHU Co., Ltd.	208,300	662,903
		23,262,479
Colombia — 0.3%
Bancolombia SA ADR	17,889	570,838
Greece — 1.9%
Alpha Services & Holdings SA	333,980	501,968
Eurobank Ergasias Services & Holdings SA	250,774	515,438
Hellenic Telecommunications Organization SA	35,837	591,756
Metlen Energy & Metals SA	17,281	602,973
National Bank of Greece SA	97,909	761,450
OPAP SA	27,536	468,993
		3,442,578
Hong Kong — 0.6%
Lenovo Group, Ltd.	892,000	1,170,807
Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	75,011	520,883
OTP Bank Nyrt	23,484	1,168,838
Richter Gedeon Nyrt	21,572	623,313
		2,313,034
India — 9.2%
HDFC Bank, Ltd. ADR	68,162	4,296,251
ICICI Bank, Ltd. ADR	142,430	4,331,296
Infosys, Ltd. ADR	120,207	2,513,528
Reliance Industries, Ltd. GDR*	52,903	3,311,728
State Bank of India	24,275	2,344,965
Wipro, Ltd. ADR	71,172	461,195
		17,258,963
Indonesia — 1.2%
Astra International Tbk PT	1,798,100	582,730
Bank Mandiri Persero Tbk PT	2,767,400	1,180,133
United Tractors Tbk PT	307,500	537,459
		2,300,322
Jersey — 0.3%
WNS Holdings, Ltd.†	9,749	467,855
Kazakhstan — 0.3%
Kaspi.KZ JSC ADR	5,741	632,314
Malaysia — 0.9%
AMMB Holdings Bhd	477,300	553,548
CIMB Group Holdings Bhd	647,100	1,170,911
		1,724,459
Mexico — 2.0%
Coca-Cola Femsa SAB de CV ADR	8,092	674,630
Gruma SAB de CV, Class B	32,174	553,130
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,348	516,037
Grupo Financiero Banorte SAB de CV, Class O	190,198	1,327,427
Regional SAB de CV	102,693	653,279
		3,724,503

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland — 0.7%
Bank Polska Kasa Opieki SA	17,970	$ 626,177
Powszechny Zaklad Ubezpieczen SA	66,081	654,351
		1,280,528
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0
Sberbank Of Russia PJSC†(1)(2)	426,432	0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 1.1%
Al Rajhi Bank	23,367	546,592
Etihad Etisalat Co.	46,400	638,912
Saudi Awwal Bank	86,143	773,405
		1,958,909
South Africa — 2.3%
Foschini Group, Ltd.	69,892	607,636
Harmony Gold Mining Co., Ltd.	60,028	648,506
Shoprite Holdings, Ltd.	53,206	915,140
Standard Bank Group, Ltd.	103,764	1,421,560
Truworths International, Ltd.	121,713	771,754
		4,364,596
South Korea — 12.4%
DB Insurance Co., Ltd.	8,726	686,628
Hana Financial Group, Inc.	21,500	927,077
Hankook Tire & Technology Co., Ltd.	16,181	412,708
HMM Co., Ltd.	45,509	562,909
Hyundai Glovis Co., Ltd.	7,032	615,823
Hyundai Motor Co.	8,211	1,255,986
KEPCO Plant Service & Engineering Co., Ltd.	18,229	591,352
Kia Corp.	19,459	1,284,405
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	5,216	690,320
Korean Air Lines Co., Ltd.	31,722	544,613
KT&G Corp.	6,880	544,668
Kumho Petrochemical Co., Ltd.	5,217	537,651
NAVER Corp.	7,410	900,568
Samsung C&T Corp.	7,797	656,319
Samsung Electronics Co., Ltd.	149,221	6,306,887
Samsung Life Insurance Co., Ltd.	9,560	697,699
Samsung SDS Co., Ltd.	5,640	583,665
Samsung Securities Co. Ltd.	19,384	642,884
Shinhan Financial Group Co., Ltd.	26,306	970,054
SK Hynix, Inc.	20,566	2,687,121
SK Telecom Co., Ltd.	13,941	572,087
SOOP Co., Ltd.	6,655	457,912
		23,129,336
Taiwan — 16.3%
ASE Technology Holding Co., Ltd.	120,000	575,160
Cathay Financial Holding Co., Ltd.	521,000	1,087,863
China Airlines, Ltd.	844,000	583,511
CTBC Financial Holding Co., Ltd.	972,000	1,079,773
Elan Microelectronics Corp.	113,000	503,522
Eva Airways Corp.	330,000	377,714
Hon Hai Precision Industry Co., Ltd.	206,000	1,291,656
MediaTek, Inc.	52,000	2,035,482
President Chain Store Corp.	82,000	749,241
Realtek Semiconductor Corp.	68,000	1,003,412
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	650,000	$ 20,440,102
United Microelectronics Corp.	547,000	777,819
		30,505,255
Thailand — 1.3%
Kasikornbank PCL	153,500	667,604
Krung Thai Bank PCL	1,695,800	1,035,219
PTT Exploration & Production PCL	197,300	738,593
		2,441,416
Turkey — 1.6%
BIM Birlesik Magazalar AS	58,319	794,608
Tupras Turkiye Petrol Rafinerileri AS	142,612	602,241
Turk Hava Yollari AO†	71,769	571,338
Turkcell Iletisim Hizmetleri AS	224,560	556,001
Turkiye Garanti Bankasi AS	166,428	518,401
		3,042,589
United Arab Emirates — 3.0%
Abu Dhabi Commercial Bank PJSC	288,773	700,520
Abu Dhabi Islamic Bank PJSC	197,579	676,523
ADNOC Logistics & Services	395,594	622,325
Aldar Properties PJSC	386,386	799,800
Dubai Islamic Bank PJSC	433,421	735,358
Emaar Properties PJSC	528,190	1,246,967
Emirates NBD Bank PJSC	162,246	838,756
		5,620,249
United Kingdom — 0.3%
Rio Tinto PLC	9,258	598,949
TOTAL INVESTMENTS (cost $155,957,787)	92.1%	172,310,151
Other assets less liabilities	7.9	14,680,102
NET ASSETS	100.0%	$186,990,253
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $9,362,502 representing 5.0% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	10/01/2021	24,410	$121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	0	0.00	0.0
Sberbank Of Russia PJSC
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Severstal PAO GDR
	08/20/2019	1,308	$18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
246	Long	IFSC Nifty 50 Index	November 2024	$11,996,805	$12,001,602	$4,797
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	20.9%
Semiconductors	18.3
Internet	12.0
Insurance	5.3
Oil & Gas	4.8
Computers	3.3
Telecommunications	3.3
Auto Manufacturers	3.1
Transportation	2.4
Retail	1.9
Auto Parts & Equipment	1.6
Engineering & Construction	1.3
Food	1.2
Home Furnishings	1.1
Diversified Financial Services	1.1
Airlines	1.1
Real Estate	1.1
Pharmaceuticals	1.0
Gas	1.0
Mining	0.9
Electronics	0.7
Beverages	0.7
Electric	0.6
Machinery-Diversified	0.6
Coal	0.6
Shipbuilding	0.4
Software	0.3
Commercial Services	0.3
Agriculture	0.3
Chemicals	0.3

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Healthcare-Services	0.3%
Entertainment	0.3
92.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$2,171,551	$577,553	$—	$2,749,104
Brazil	11,476,049	—	—	11,476,049
Cayman Islands	1,953,811	25,329,663	—	27,283,474
Colombia	570,838	—	—	570,838
India	17,258,963	—	—	17,258,963
Jersey	467,855	—	—	467,855
Kazakhstan	632,314	—	—	632,314
Mexico	3,724,503	—	—	3,724,503
Russia	—	—	0	0
Thailand	1,035,219	1,406,197	—	2,441,416
Other Countries	—	105,705,635	—	105,705,635
Total Investments at Value	$39,291,103	$133,019,048	$0	$172,310,151
Other Financial Instruments:†
Futures Contracts	$4,797	$—	$—	$4,797
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 3.3%
General Dynamics Corp.	53,561	$ 15,618,923
Northrop Grumman Corp.	8,930	4,545,548
RTX Corp.	83,735	10,131,098
		30,295,569
Agriculture — 2.3%
Philip Morris International, Inc.	158,164	20,988,363
Banks — 10.8%
Bank of America Corp.	561,547	23,483,895
Morgan Stanley	162,504	18,891,090
PNC Financial Services Group, Inc.	77,257	14,545,175
Truist Financial Corp.	279,876	12,048,662
US Bancorp	26,973	1,303,066
Wells Fargo & Co.	449,336	29,170,893
		99,442,781
Beverages — 1.7%
Coca-Cola Co.	135,901	8,875,694
PepsiCo, Inc.	42,106	6,992,965
		15,868,659
Chemicals — 2.6%
Air Products & Chemicals, Inc.	54,380	16,886,622
PPG Industries, Inc.	56,320	7,012,403
		23,899,025
Computers — 2.1%
Accenture PLC, Class A	12,690	4,375,766
Apple, Inc.	10,855	2,452,253
International Business Machines Corp.	22,429	4,636,523
Seagate Technology Holdings PLC	75,509	7,578,838
		19,043,380
Cosmetics/Personal Care — 1.4%
Procter & Gamble Co.	78,173	12,912,616
Diversified Financial Services — 7.7%
American Express Co.	61,874	16,710,930
Ares Management Corp., Class A	62,007	10,397,334
Blackrock, Inc.	11,579	11,359,347
Capital One Financial Corp.	49,586	8,072,105
Charles Schwab Corp.	273,251	19,354,368
CME Group, Inc.	22,495	5,069,473
		70,963,557
Electric — 4.7%
CMS Energy Corp.	89,709	6,244,643
Dominion Energy, Inc.	171,060	10,183,202
NextEra Energy, Inc.	148,074	11,734,865
Public Service Enterprise Group, Inc.	83,414	7,458,046
Xcel Energy, Inc.	115,582	7,722,033
		43,342,789
Electrical Components & Equipment — 1.4%
Eaton Corp. PLC	39,143	12,979,036
Electronics — 1.0%
Honeywell International, Inc.	46,662	9,597,440
Environmental Control — 0.4%
Republic Services, Inc.	20,008	3,961,584
Security Description	Shares or Principal Amount	Value

Food — 1.4%
Hershey Co.	30,684	$ 5,448,865
Mondelez International, Inc., Class A	107,686	7,374,337
		12,823,202
Healthcare-Products — 2.0%
Abbott Laboratories	93,353	10,583,430
Medtronic PLC	86,790	7,746,007
		18,329,437
Healthcare-Services — 3.8%
Cigna Group	23,958	7,542,218
UnitedHealth Group, Inc.	48,002	27,097,129
		34,639,347
Insurance — 5.2%
Arthur J. Gallagher & Co.	24,925	7,008,910
Chubb, Ltd.	36,456	10,296,633
Hartford Financial Services Group, Inc.	45,953	5,075,049
Marsh & McLennan Cos., Inc.	18,871	4,118,407
MetLife, Inc.	110,893	8,696,229
Progressive Corp.	22,983	5,580,962
Travelers Cos., Inc.	26,620	6,546,923
		47,323,113
Machinery-Diversified — 3.1%
Deere & Co.	36,124	14,619,022
Dover Corp.	74,131	14,035,222
		28,654,244
Media — 1.9%
Comcast Corp., Class A	395,298	17,262,664
Miscellaneous Manufacturing — 1.2%
Parker-Hannifin Corp.	16,820	10,665,057
Oil & Gas — 7.2%
Chevron Corp.	121,433	18,071,659
ConocoPhillips	198,235	21,714,662
EOG Resources, Inc.	110,100	13,427,796
Exxon Mobil Corp.	109,223	12,755,062
		65,969,179
Pharmaceuticals — 8.8%
AbbVie, Inc.	93,673	19,097,115
Becton Dickinson & Co.	30,291	7,075,675
Bristol-Myers Squibb Co.	281,379	15,692,507
Cencora, Inc.	19,974	4,555,670
CVS Health Corp.	129,631	7,318,966
Eli Lilly & Co.	5,295	4,393,473
Johnson & Johnson	89,127	14,247,842
Merck & Co., Inc.	58,019	5,936,504
Pfizer, Inc.	77,548	2,194,608
		80,512,360
Private Equity — 1.3%
Blackstone, Inc.	73,624	12,350,426
REITS — 2.3%
Alexandria Real Estate Equities, Inc.	23,185	2,586,287
AvalonBay Communities, Inc.	19,796	4,386,991
Prologis, Inc.	57,612	6,506,699
Ventas, Inc.	112,977	7,398,864
		20,878,841
Retail — 8.2%
Home Depot, Inc.	36,987	14,563,631

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Lowe's Cos., Inc.	61,754	$ 16,169,050
McDonald's Corp.	44,369	12,960,629
TJX Cos., Inc.	120,536	13,624,184
Walmart, Inc.	157,399	12,898,848
Yum! Brands, Inc.	39,939	5,238,399
		75,454,741
Semiconductors — 5.3%
Analog Devices, Inc.	71,831	16,026,214
Lam Research Corp.	30,458	2,264,552
Microchip Technology, Inc.	123,392	9,053,271
NXP Semiconductors NV	24,048	5,639,256
Texas Instruments, Inc.	74,853	15,207,136
		48,190,429
Software — 1.5%
Microsoft Corp.	32,743	13,305,118
Telecommunications — 1.5%
Corning, Inc.	168,779	8,032,193
Verizon Communications, Inc.	133,594	5,628,315
		13,660,508
Security Description	Shares or Principal Amount	Value

Transportation — 4.8%
Norfolk Southern Corp.	74,347	$ 18,618,719
Union Pacific Corp.	45,359	10,526,463
United Parcel Service, Inc., Class B	107,952	14,472,045
		43,617,227
Total Long-Term Investment Securities (cost $657,490,702)		906,930,692
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(1) (cost $9,270,338)	9,270,338	9,270,338
TOTAL INVESTMENTS (cost $666,761,040)	99.9%	916,201,030
Other assets less liabilities	0.1	780,321
NET ASSETS	100.0%	$916,981,351
(1)	The rate shown is the 7-day yield as of October 31, 2024.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$906,930,692	$—	$—	$906,930,692
Short-Term Investments	9,270,338	—	—	9,270,338
Total Investments at Value	$916,201,030	$—	$—	$916,201,030
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Australia — 0.4%
JB Hi-Fi, Ltd.	21,450	$ 1,147,290
Austria — 0.6%
BAWAG Group AG*	14,019	1,083,640
Erste Group Bank AG	17,886	1,007,320
		2,090,960
Bermuda — 0.2%
Arch Capital Group, Ltd.†	6,546	645,174
Canada — 2.9%
Celestica, Inc.†	3,091	211,424
Celestica, Inc. (TSX)†	7,811	534,515
CES Energy Solutions Corp.	190,311	1,090,733
EQB, Inc.	12,598	966,509
Fairfax Financial Holdings, Ltd.	668	830,113
Imperial Oil, Ltd.	22,646	1,689,891
Manulife Financial Corp.	43,400	1,267,697
Royal Bank of Canada	14,751	1,783,977
Transcontinental, Inc., Class A	79,108	977,238
		9,352,097
Cayman Islands — 0.5%
Sands China, Ltd.†	388,000	987,303
United Laboratories International Holdings, Ltd.	496,000	673,541
		1,660,844
Denmark — 1.1%
Carlsberg A/S, Class B	9,984	1,101,680
Danske Bank A/S	29,853	880,839
Novo Nordisk A/S, Class B	15,352	1,716,564
		3,699,083
France — 3.3%
Cie Generale des Etablissements Michelin SCA	13,126	442,087
Hermes International SCA	338	767,399
LVMH Moet Hennessy Louis Vuitton SE	3,865	2,564,549
Publicis Groupe SA	5,971	636,677
Safran SA	6,077	1,378,766
Schneider Electric SE	5,405	1,398,301
SPIE SA	25,431	918,510
TotalEnergies SE	24,476	1,530,937
Vinci SA	9,003	1,006,249
		10,643,475
Germany — 1.9%
Allianz SE	4,914	1,547,681
Heidelberg Materials AG	8,972	987,542
LEG Immobilien SE	12,988	1,230,721
Muenchener Rueckversicherungs-Gesellschaft AG	2,720	1,393,593
Vonovia SE	29,905	984,315
		6,143,852
Hong Kong — 1.2%
AIA Group, Ltd.	272,600	2,169,132
Hong Kong Exchanges & Clearing, Ltd.	47,000	1,877,998
		4,047,130
Ireland — 2.1%
Accenture PLC, Class A	4,995	1,722,376
Eaton Corp. PLC	4,522	1,499,405
Linde PLC	3,487	1,590,595
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Seagate Technology Holdings PLC	9,065	$ 909,854
Trane Technologies PLC	3,431	1,270,019
		6,992,249
Italy — 0.9%
Intesa Sanpaolo SpA	314,118	1,346,557
UniCredit SpA	34,832	1,543,165
		2,889,722
Japan — 4.4%
Cosmo Energy Holdings Co., Ltd.	15,600	766,970
Credit Saison Co., Ltd.	50,500	1,136,439
Hitachi, Ltd.	42,300	1,064,615
ITOCHU Corp.	18,900	932,278
Kamigumi Co., Ltd.	35,300	739,593
Kokuyo Co., Ltd.	39,200	629,099
Mitsubishi UFJ Financial Group, Inc.	140,500	1,466,761
Mitsui Fudosan Co., Ltd.	81,400	692,970
MS&AD Insurance Group Holdings, Inc.	30,000	661,937
Nichias Corp.	11,400	411,959
Sankyo Co., Ltd.	42,700	565,298
Sony Group Corp.	47,000	826,274
Sumitomo Mitsui Financial Group, Inc.	57,000	1,203,377
Suzuki Motor Corp.	71,800	708,064
Toho Holdings Co., Ltd.	26,800	800,308
Tokio Marine Holdings, Inc.	33,100	1,177,002
Tokyo Steel Manufacturing Co., Ltd.	61,700	612,287
		14,395,231
Jersey — 0.4%
Glencore PLC	244,371	1,273,415
Netherlands — 1.7%
ASML Holding NV	2,807	1,887,446
Koninklijke KPN NV	259,145	1,012,628
NXP Semiconductors NV	3,033	711,238
Prosus NV	47,567	2,002,903
		5,614,215
Singapore — 0.5%
DBS Group Holdings, Ltd.	33,800	972,737
Yangzijiang Shipbuilding Holdings, Ltd.	309,000	599,794
		1,572,531
Spain — 0.4%
Industria de Diseno Textil SA	23,249	1,324,811
Switzerland — 2.0%
DSM-Firmenich AG	8,151	968,486
Nestle SA	22,273	2,106,145
Novartis AG	20,775	2,254,147
Roche Holding AG	3,540	1,099,432
		6,428,210
United Kingdom — 5.5%
3i Group PLC	39,954	1,635,414
Balfour Beatty PLC	184,801	1,060,755
Beazley PLC	79,428	777,630
Bellway PLC	22,981	840,833
Coca-Cola Europacific Partners PLC	11,718	890,568
JET2 PLC	59,615	1,105,108
Keller Group PLC	36,177	763,651
Mitie Group PLC	604,437	915,753
NatWest Group PLC	290,116	1,372,663
Prudential PLC	107,611	886,655

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rio Tinto PLC	20,135	$ 1,302,639
Serco Group PLC	367,860	836,019
Shell PLC	61,033	2,030,274
SSE PLC	33,980	770,811
Taylor Wimpey PLC	646,046	1,225,707
Tesco PLC	328,168	1,448,878
		17,863,358
United States — 69.3%
AbbVie, Inc.	16,261	3,315,130
Allison Transmission Holdings, Inc.	13,396	1,431,497
Alphabet, Inc., Class C	46,561	8,040,619
Amazon.com, Inc.†	55,876	10,415,286
American Tower Corp.	6,248	1,334,198
Ameriprise Financial, Inc.	2,783	1,420,165
Apple, Inc.	70,700	15,971,837
Applied Materials, Inc.	6,486	1,177,728
Bank of America Corp.	56,538	2,364,419
BellRing Brands, Inc.†	11,183	736,177
Berkshire Hathaway, Inc., Class B†	5,647	2,546,345
Berry Global Group, Inc.	10,947	771,216
Booking Holdings, Inc.	174	813,667
Bristol-Myers Squibb Co.	41,949	2,339,496
Broadcom, Inc.	16,548	2,809,354
Builders FirstSource, Inc.†	4,776	818,606
Cardinal Health, Inc.	12,388	1,344,346
Cigna Group	3,757	1,182,741
Citigroup, Inc.	26,037	1,670,794
CME Group, Inc.	3,692	832,029
CMS Energy Corp.	12,918	899,222
Coca-Cola Co.	43,007	2,808,787
Colgate-Palmolive Co.	11,236	1,052,926
ConocoPhillips	14,026	1,536,408
Costco Wholesale Corp.	3,085	2,696,845
Crown Holdings, Inc.	9,474	886,293
Dell Technologies, Inc., Class C	8,723	1,078,424
Dick's Sporting Goods, Inc.	4,008	784,566
Dominion Energy, Inc.	21,072	1,254,416
East West Bancorp, Inc.	10,613	1,034,661
Eli Lilly & Co.	3,842	3,187,861
Equinix, Inc.	1,103	1,001,612
Exxon Mobil Corp.	29,168	3,406,239
Fair Isaac Corp.†	660	1,315,453
Fifth Third Bancorp	22,707	991,842
First Citizens BancShares, Inc., Class A	535	1,036,482
Freeport-McMoRan, Inc.	28,932	1,302,519
GoDaddy, Inc., Class A†	6,725	1,121,730
Goldman Sachs Group, Inc.	4,045	2,094,461
Hewlett Packard Enterprise Co.	41,059	800,240
Hilton Worldwide Holdings, Inc.	7,382	1,733,663
Hologic, Inc.†	18,852	1,524,561
Johnson & Johnson	14,878	2,378,397
KBR, Inc.	12,341	826,970
KKR & Co., Inc.	5,924	818,934
Kroger Co.	22,693	1,265,589
Lam Research Corp.	11,997	891,977
Las Vegas Sands Corp.	20,772	1,077,028
Leidos Holdings, Inc.	6,684	1,224,241
Light & Wonder, Inc.†	9,176	860,525
Lowe's Cos., Inc.	4,806	1,258,355
Manhattan Associates, Inc.†	3,932	1,035,532
Marvell Technology, Inc.	14,165	1,134,758
Security Description	Shares or Principal Amount	Value

United States (continued)
Mastercard, Inc., Class A	7,037	$ 3,515,615
McKesson Corp.	2,929	1,466,228
Meta Platforms, Inc., Class A	14,322	8,128,881
Micron Technology, Inc.	26,560	2,646,704
Microsoft Corp.	38,762	15,750,939
Morgan Stanley	15,651	1,819,429
Motorola Solutions, Inc.	4,177	1,876,935
Mr. Cooper Group, Inc.†	9,803	868,056
Mueller Industries, Inc.	12,134	994,624
Netflix, Inc.†	1,671	1,263,326
NextEra Energy, Inc.	26,402	2,092,358
NRG Energy, Inc.	10,640	961,856
NVIDIA Corp.	134,134	17,807,630
Oracle Corp.	11,742	1,970,777
Owens Corning	5,757	1,017,780
Parsons Corp.†	8,573	927,256
Penske Automotive Group, Inc.	5,141	774,080
PG&E Corp.	74,236	1,501,052
Philip Morris International, Inc.	16,477	2,186,498
Post Holdings, Inc.†	8,306	907,098
Procter & Gamble Co.	19,135	3,160,719
Progressive Corp.	4,571	1,109,976
Prologis, Inc.	14,840	1,676,030
Public Service Enterprise Group, Inc.	14,373	1,285,090
PulteGroup, Inc.	8,798	1,139,605
Pure Storage, Inc., Class A†	8,156	408,208
QUALCOMM, Inc.	12,415	2,020,790
Quanta Services, Inc.	4,546	1,371,210
Regeneron Pharmaceuticals, Inc.†	1,476	1,237,183
Republic Services, Inc.	3,813	754,974
Ross Stores, Inc.	8,325	1,163,169
S&P Global, Inc.	2,082	1,000,110
Salesforce, Inc.	9,713	2,830,077
ServiceNow, Inc.†	2,003	1,868,779
Southern Co.	21,778	1,982,451
Steel Dynamics, Inc.	10,498	1,369,989
Taylor Morrison Home Corp.†	14,207	973,179
Tenet Healthcare Corp.†	9,484	1,470,210
Tesla, Inc.†	12,357	3,087,396
T-Mobile US, Inc.	7,822	1,745,557
Toll Brothers, Inc.	5,259	770,128
Truist Financial Corp.	25,390	1,093,039
Uber Technologies, Inc.†	22,552	1,624,872
United Rentals, Inc.	1,920	1,560,576
United Therapeutics Corp.†	3,581	1,339,187
UnitedHealth Group, Inc.	6,195	3,497,077
US Foods Holding Corp.†	15,745	970,679
VICI Properties, Inc.	33,810	1,073,806
Visa, Inc., Class A	5,749	1,666,348
Vistra Corp.	7,561	944,823
Wells Fargo & Co.	31,091	2,018,428
Welltower, Inc.	7,774	1,048,557
		225,396,511
Total Long-Term Investment Securities (cost $236,423,381)		323,180,158

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $835,710 and collateralized by $853,100 of United States Treasury Notes, bearing interest at 4.13% due 10/31/2026 and having an approximate value of $852,479 (cost $835,674)	$835,674	$ 835,675
TOTAL INVESTMENTS (cost $237,259,055)	99.6%	324,015,833
Other assets less liabilities	0.4	1,336,605
NET ASSETS	100.0%	$325,352,438
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $1,083,640 representing 0.3% of net assets.
†	Non-income producing security
TSX—Toronto Stock Exchange
Industry Allocation*
Internet	10.3%
Semiconductors	9.6
Banks	8.4
Software	7.6
Computers	7.6
Pharmaceuticals	6.4
Insurance	4.6
Electric	3.6
Diversified Financial Services	3.5
Oil & Gas	3.3
Retail	2.8
Food	2.2
Healthcare-Services	2.0
REITS	1.8
Home Builders	1.6
Commercial Services	1.5
Beverages	1.5
Telecommunications	1.4
Building Materials	1.4
Cosmetics/Personal Care	1.3
Mining	1.2
Auto Manufacturers	1.2
Lodging	1.1
Engineering & Construction	1.1
Apparel	1.0
Real Estate	0.9
Electrical Components & Equipment	0.8
Packaging & Containers	0.8
Biotechnology	0.8
Chemicals	0.8
Private Equity	0.8
Agriculture	0.7
Iron/Steel	0.6
Auto Parts & Equipment	0.6
Healthcare-Products	0.5
Home Furnishings	0.5
Entertainment	0.5
Aerospace/Defense	0.4
Airlines	0.3
Oil & Gas Services	0.3

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Machinery-Construction & Mining	0.3%
Metal Fabricate/Hardware	0.3
Distribution/Wholesale	0.3
Repurchase Agreements	0.3
Electronics	0.3
Environmental Control	0.2
Transportation	0.2
Advertising	0.2
Shipbuilding	0.2
99.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$645,174	$—	$—	$645,174
Canada	9,352,097	—	—	9,352,097
Ireland	6,992,249	—	—	6,992,249
Netherlands	711,238	4,902,977	—	5,614,215
United Kingdom	890,568	16,972,790	—	17,863,358
United States	225,396,511	—	—	225,396,511
Other Countries	—	57,316,554	—	57,316,554
Repurchase Agreements	—	835,675	—	835,675
Total Investments at Value	$243,987,837	$80,027,996	$—	$324,015,833
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.9%
Aerospace/Defense — 3.0%
Howmet Aerospace, Inc.	60,119	$ 5,995,067
Northrop Grumman Corp.	20,504	10,436,946
		16,432,013
Auto Manufacturers — 0.3%
Tesla, Inc.†	7,157	1,788,176
Banks — 5.0%
Morgan Stanley	40,622	4,722,307
US Bancorp	125,996	6,086,867
Wells Fargo & Co.	253,114	16,432,161
		27,241,335
Biotechnology — 3.4%
Biogen, Inc.†	10,411	1,811,514
Regeneron Pharmaceuticals, Inc.†	12,778	10,710,520
Vertex Pharmaceuticals, Inc.†	12,748	6,067,793
		18,589,827
Building Materials — 4.2%
Carrier Global Corp.	67,613	4,916,817
Trane Technologies PLC	18,088	6,695,454
Vulcan Materials Co.	40,859	11,192,506
		22,804,777
Commercial Services — 1.1%
Block, Inc.†	41,297	2,986,599
Corpay, Inc.†	9,430	3,109,260
		6,095,859
Computers — 8.2%
Apple, Inc.	182,288	41,180,682
Seagate Technology Holdings PLC	35,431	3,556,210
		44,736,892
Diversified Financial Services — 6.2%
American Express Co.	42,963	11,603,447
Ameriprise Financial, Inc.	17,501	8,930,760
Mastercard, Inc., Class A	27,115	13,546,383
		34,080,590
Electric — 3.9%
NextEra Energy, Inc.	88,287	6,996,745
PG&E Corp.	463,038	9,362,628
Southern Co.	57,557	5,239,414
		21,598,787
Electrical Components & Equipment — 2.2%
Eaton Corp. PLC	36,104	11,971,364
Food — 1.1%
Mondelez International, Inc., Class A	90,205	6,177,238
Healthcare-Products — 2.6%
Medtronic PLC	62,374	5,566,879
Stryker Corp.	24,134	8,598,462
		14,165,341
Healthcare-Services — 2.6%
UnitedHealth Group, Inc.	25,168	14,207,336
Insurance — 1.8%
Arthur J. Gallagher & Co.	18,277	5,139,493
Travelers Cos., Inc.	19,746	4,856,331
		9,995,824
Security Description	Shares or Principal Amount	Value

Internet — 10.5%
Alphabet, Inc., Class A	91,662	$ 15,684,285
Amazon.com, Inc.†	124,560	23,217,984
Meta Platforms, Inc., Class A	32,664	18,539,433
		57,441,702
Lodging — 0.9%
Marriott International, Inc., Class A	19,566	5,087,551
Machinery-Diversified — 1.4%
Deere & Co.	18,671	7,555,967
Oil & Gas — 2.5%
Exxon Mobil Corp.	118,059	13,786,930
Oil & Gas Services — 2.3%
Baker Hughes Co.	334,821	12,749,984
Pharmaceuticals — 3.1%
AbbVie, Inc.	58,610	11,948,821
Eli Lilly & Co.	6,242	5,179,237
		17,128,058
REITS — 0.6%
Prologis, Inc.	31,386	3,544,735
Retail — 6.7%
AutoZone, Inc.†	1,949	5,864,541
Chipotle Mexican Grill, Inc.†	86,195	4,807,095
Lowe's Cos., Inc.	53,683	14,055,820
McDonald's Corp.	27,167	7,935,753
TJX Cos., Inc.	35,845	4,051,560
		36,714,769
Semiconductors — 12.6%
Analog Devices, Inc.	22,283	4,971,560
Marvell Technology, Inc.	37,035	2,966,874
Micron Technology, Inc.	55,878	5,568,242
NVIDIA Corp.	324,372	43,063,627
NXP Semiconductors NV	53,420	12,526,990
		69,097,293
Software — 11.7%
Intuit, Inc.	10,703	6,532,041
Microsoft Corp.	113,359	46,063,430
Oracle Corp.	67,469	11,323,997
		63,919,468
Transportation — 2.0%
CSX Corp.	322,382	10,844,930
Total Long-Term Investment Securities (cost $441,252,916)		547,756,746
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $1,075,428 and collateralized by $1,097,800 of United States Treasury Notes, bearing interest at 4.13% due 10/31/2026 and having an approximate value of $1,096,995 (cost $1,075,382)	$1,075,382	1,075,382
TOTAL INVESTMENTS (cost $442,328,298)	100.1%	548,832,128
Other assets less liabilities	(0.1)	(520,570)
NET ASSETS	100.0%	$548,311,558
†	Non-income producing security

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$547,756,746	$—	$—	$547,756,746
Repurchase Agreements	—	1,075,382	—	1,075,382
Total Investments at Value	$547,756,746	$1,075,382	$—	$548,832,128
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.9%
Aerospace/Defense — 1.0%
Airbus SE
3.95%, 04/10/2047*	$ 150,000	$ 122,209
BAE Systems PLC
1.90%, 02/15/2031*	479,000	399,753
3.00%, 09/15/2050*	231,000	154,234
Boeing Co.
2.20%, 02/04/2026	3,651,000	3,516,066
2.75%, 02/01/2026	278,000	269,534
3.25%, 03/01/2028	429,000	399,125
5.04%, 05/01/2027	170,000	169,372
5.15%, 05/01/2030	1,317,000	1,299,797
5.71%, 05/01/2040	1,195,000	1,149,555
5.81%, 05/01/2050	1,698,000	1,601,489
6.39%, 05/01/2031*	235,000	245,879
6.53%, 05/01/2034*	2,716,000	2,863,607
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	193,880
5.25%, 06/01/2031	410,000	415,766
5.40%, 07/31/2033	445,000	451,479
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	41,192
RTX Corp.
3.75%, 11/01/2046	225,000	175,247
4.15%, 05/15/2045	296,000	246,506
4.35%, 04/15/2047	50,000	42,440
4.50%, 06/01/2042	225,000	200,332
5.15%, 02/27/2033	362,000	364,966
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,753,917
		17,076,345
Agriculture — 0.7%
BAT Capital Corp.
2.26%, 03/25/2028	355,000	325,716
4.39%, 08/15/2037	495,000	431,464
4.54%, 08/15/2047	409,000	327,627
4.74%, 03/16/2032	3,067,000	2,977,028
BAT International Finance PLC
1.67%, 03/25/2026	270,000	258,494
4.45%, 03/16/2028	2,960,000	2,919,401
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	705,349
4.65%, 09/17/2034	479,000	459,409
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,165,927
5.13%, 02/15/2030	2,052,000	2,077,286
5.63%, 11/17/2029	495,000	513,446
		12,161,147
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	148,259	137,385
3.55%, 07/15/2031*	209,226	191,175
4.13%, 11/15/2026*	207,172	205,634
American Airlines Pass-Through Trust
3.00%, 04/15/2030	95,945	89,615
3.70%, 04/01/2028	168,915	163,747
British Airways Pass-Through Trust
3.30%, 06/15/2034*	313,550	286,741
3.80%, 03/20/2033*	191,290	182,590
4.13%, 03/20/2033*	257,847	240,552
Security Description	Shares or Principal Amount	Value

Airlines (continued)
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	$ 132,383	$ 123,072
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	138,808	123,166
United Airlines Pass-Through Trust
2.70%, 11/01/2033	481,534	426,710
3.10%, 04/07/2030	393,470	360,940
3.50%, 09/01/2031	266,954	249,175
3.65%, 07/07/2027	101,956	99,543
3.70%, 09/01/2031	553,787	500,276
4.00%, 10/11/2027	180,192	177,273
4.15%, 02/25/2033	381,197	363,113
4.55%, 02/25/2033	340,915	308,849
4.60%, 09/01/2027	151,182	148,610
5.45%, 08/15/2038	336,000	340,935
		4,719,101
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc.
2.35%, 01/08/2031	172,000	144,756
2.70%, 06/10/2031	695,000	590,950
5.45%, 09/06/2034	260,000	255,924
5.95%, 04/04/2034	290,000	295,726
Hyundai Capital America
1.50%, 06/15/2026*	380,000	360,178
1.80%, 01/10/2028*	415,000	375,829
2.38%, 10/15/2027*	260,000	242,230
3.00%, 02/10/2027*	200,000	192,032
4.55%, 09/26/2029*	350,000	341,414
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	327,964
		3,127,003
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	184,104
Banks — 8.9%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	451,855
6.58%, 10/13/2026*	700,000	708,274
AIB Group PLC
6.61%, 09/13/2029*	495,000	520,382
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	197,988
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	484,649
Banco Santander SA
1.72%, 09/14/2027	200,000	188,249
2.75%, 05/28/2025	400,000	394,954
5.59%, 08/08/2028	1,000,000	1,022,573
6.61%, 11/07/2028	600,000	636,843
Bank of America Corp.
1.66%, 03/11/2027	145,000	138,918
1.90%, 07/23/2031	290,000	245,092
2.57%, 10/20/2032	3,990,000	3,392,758
3.71%, 04/24/2028	1,000,000	974,410
4.25%, 10/22/2026	270,000	267,476
4.38%, 04/27/2028	705,000	698,003
5.08%, 01/20/2027	544,000	545,402
5.20%, 04/25/2029	920,000	929,035
5.29%, 04/25/2034	1,000,000	1,004,547
5.43%, 08/15/2035	411,000	404,874
5.47%, 01/23/2035	1,570,000	1,593,338

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.82%, 09/15/2029	$ 980,000	$ 1,011,556
5.88%, 03/15/2028(1)	2,572,000	2,595,758
6.10%, 03/17/2025(1)	3,305,000	3,300,701
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	407,298
5.60%, 03/20/2030*	275,000	279,828
6.25%, 09/16/2026*	748,000	754,613
Bank of Montreal
4.64%, 09/10/2030	271,000	267,691
Bank of New York Mellon Corp.
6.32%, 10/25/2029	470,000	496,196
6.47%, 10/25/2034	400,000	437,035
Bank of Nova Scotia
4.85%, 02/01/2030	653,000	651,788
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	844,628
Barclays PLC
2.89%, 11/24/2032	2,322,000	1,989,364
4.94%, 09/10/2030	410,000	405,398
4.97%, 05/16/2029	1,576,000	1,568,659
BNP Paribas SA
3.13%, 01/20/2033*	315,000	274,025
5.18%, 01/09/2030*	910,000	914,629
5.50%, 05/20/2030*	605,000	613,523
5.74%, 02/20/2035*	1,095,000	1,113,202
BPCE SA
1.65%, 10/06/2026*	342,000	330,909
2.28%, 01/20/2032*	410,000	342,394
4.50%, 03/15/2025*	2,200,000	2,191,774
5.72%, 01/18/2030*	259,000	262,822
5.94%, 05/30/2035*	715,000	727,459
5.98%, 01/18/2027*	285,000	287,691
Citigroup, Inc.
2.56%, 05/01/2032	910,000	778,756
3.06%, 01/25/2033	342,000	297,189
3.52%, 10/27/2028	200,000	192,593
3.67%, 07/24/2028	1,380,000	1,337,662
3.89%, 01/10/2028	800,000	784,196
4.40%, 06/10/2025	190,000	189,255
4.45%, 09/29/2027	53,000	52,343
4.54%, 09/19/2030	648,000	634,653
5.45%, 06/11/2035	700,000	705,838
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	474,518
Credit Agricole SA
1.25%, 01/26/2027*	769,000	733,630
4.38%, 03/17/2025*	200,000	199,112
5.34%, 01/10/2030*	1,410,000	1,423,685
Danske Bank A/S
4.61%, 10/02/2030*	303,000	295,824
5.71%, 03/01/2030*	580,000	591,780
Deutsche Bank AG
2.13%, 11/24/2026	240,000	232,516
2.31%, 11/16/2027	2,867,000	2,712,664
5.00%, 09/11/2030	260,000	255,965
5.40%, 09/11/2035	270,000	262,130
5.41%, 05/10/2029	440,000	446,595
6.72%, 01/18/2029	2,978,000	3,103,396
6.82%, 11/20/2029	390,000	411,102
7.15%, 07/13/2027	545,000	562,677
DNB Bank ASA
1.61%, 03/30/2028*	675,000	622,945
Security Description	Shares or Principal Amount	Value

Banks (continued)
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	$ 400,000	$ 408,553
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	478,409
1.99%, 01/27/2032	1,250,000	1,042,703
2.38%, 07/21/2032	365,000	307,671
2.64%, 02/24/2028	599,000	570,732
3.69%, 06/05/2028	1,308,000	1,271,688
4.41%, 04/23/2039	530,000	476,662
4.69%, 10/23/2030	630,000	621,762
5.05%, 07/23/2030	260,000	260,600
5.33%, 07/23/2035	550,000	549,381
6.48%, 10/24/2029	530,000	559,180
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	553,093
2.21%, 08/17/2029	415,000	373,735
2.36%, 08/18/2031	580,000	498,120
4.00%, 03/09/2026(1)	1,271,000	1,229,678
4.29%, 09/12/2026	200,000	198,605
4.70%, 03/09/2031(1)	3,212,000	2,855,213
6.33%, 03/09/2044	230,000	248,781
8.11%, 11/03/2033	600,000	691,539
ING Groep NV
1.73%, 04/01/2027	225,000	215,224
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,010,926
2.96%, 05/13/2031	1,708,000	1,531,099
3.51%, 01/23/2029	3,928,000	3,775,094
4.01%, 04/23/2029	5,046,000	4,911,252
KBC Group NV
4.93%, 10/16/2030*	360,000	356,119
KeyCorp
4.79%, 06/01/2033	110,000	104,923
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	437,533
3.75%, 01/11/2027	1,106,000	1,082,965
4.50%, 11/04/2024	440,000	439,972
4.58%, 12/10/2025	200,000	198,657
5.46%, 01/05/2028	475,000	480,479
5.68%, 01/05/2035	515,000	521,709
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	293,031
6.13%, 03/08/2027*(1)	4,363,000	4,389,130
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	363,743
4.44%, 06/21/2033*	7,177,000	6,794,707
5.03%, 01/15/2030*	300,000	299,878
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	390,000	369,556
2.05%, 07/17/2030	4,800,000	4,128,591
3.75%, 07/18/2039	355,000	305,110
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	455,483
2.87%, 09/13/2030	337,000	305,749
5.78%, 07/06/2029	355,000	364,981
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,095,004
2.70%, 01/22/2031	272,000	243,358
3.13%, 07/27/2026	73,000	71,194
3.22%, 04/22/2042	705,000	542,393
3.77%, 01/24/2029	278,000	268,984
4.30%, 01/27/2045	275,000	239,514
4.35%, 09/08/2026	75,000	74,484

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.43%, 01/23/2030	$ 457,000	$ 447,902
4.46%, 04/22/2039	300,000	275,955
5.04%, 07/19/2030	210,000	210,661
5.16%, 04/20/2029	765,000	771,516
5.32%, 07/19/2035	285,000	286,074
5.42%, 07/21/2034	1,632,000	1,648,824
5.45%, 07/20/2029	688,000	701,281
5.47%, 01/18/2035	264,000	267,444
Morgan Stanley VRS
3.59%, 07/22/2028(2)	533,000	516,643
NatWest Group PLC
4.45%, 05/08/2030	250,000	242,694
4.80%, 04/05/2026	200,000	199,957
4.89%, 05/18/2029	400,000	397,344
5.08%, 01/27/2030	355,000	353,877
5.78%, 03/01/2035	495,000	505,396
5.85%, 03/02/2027	200,000	202,338
6.02%, 03/02/2034	416,000	434,899
NatWest Markets PLC
5.41%, 05/17/2029*	815,000	830,703
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	351,088
Northern Trust Corp.
3.38%, 05/08/2032	105,000	100,875
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	390,000	382,361
5.07%, 01/24/2034	606,000	597,642
Royal Bank of Canada
4.65%, 10/18/2030	625,000	618,343
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	583,493
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	440,176
4.86%, 09/11/2030	410,000	403,810
6.53%, 01/10/2029	800,000	831,820
6.83%, 11/21/2026	418,000	424,734
Skandinaviska Enskilda Banken AB
5.38%, 03/05/2029*	650,000	660,890
Societe Generale SA
1.49%, 12/14/2026*	997,000	954,509
1.79%, 06/09/2027*	420,000	397,396
2.89%, 06/09/2032*	980,000	831,972
3.00%, 01/22/2030*	352,000	314,025
4.25%, 04/14/2025*	676,000	671,530
5.63%, 01/19/2030*	700,000	704,865
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	411,049
2.82%, 01/30/2026*	460,000	456,931
5.69%, 05/14/2028*	505,000	511,901
5.91%, 05/14/2035*	1,215,000	1,245,582
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,258,946
3.04%, 07/16/2029	1,142,000	1,054,276
5.52%, 01/13/2028	330,000	337,373
5.71%, 01/13/2030	330,000	341,140
Toronto-Dominion Bank
5.52%, 07/17/2028	335,000	342,635
Truist Financial Corp.
5.71%, 01/24/2035	308,000	313,578
6.05%, 06/08/2027	550,000	560,312
7.16%, 10/30/2029	680,000	728,960
Security Description	Shares or Principal Amount	Value

Banks (continued)
UBS Group AG
1.31%, 02/02/2027*	$ 780,000	$ 744,440
2.19%, 06/05/2026*	250,000	245,485
3.87%, 01/12/2029*	250,000	241,791
4.13%, 09/24/2025*	1,627,000	1,619,629
4.38%, 02/10/2031*(1)	3,708,000	3,134,003
5.62%, 09/13/2030*	455,000	464,599
5.70%, 02/08/2035*	200,000	204,833
6.54%, 08/12/2033*	260,000	279,259
7.50%, 02/15/2028	250,000	269,433
UniCredit SpA
1.98%, 06/03/2027*	330,000	314,440
2.57%, 09/22/2026*	420,000	409,502
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,618,622
5.20%, 01/23/2030	410,000	414,076
5.50%, 01/23/2035	580,000	588,254
5.56%, 07/25/2034	485,000	493,204
5.57%, 07/25/2029	1,435,000	1,465,429
6.30%, 10/23/2029	1,090,000	1,142,251
6.49%, 10/23/2034	745,000	804,997
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,827,038
		155,443,537
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	908,806
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	59,420
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	497,626
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	135,978
		1,601,830
Biotechnology — 0.1%
Baxalta, Inc.
5.25%, 06/23/2045	14,000	13,298
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	430,729
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	755,946
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	187,159
2.15%, 09/02/2031	287,000	237,837
		1,624,969
Building Materials — 0.4%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	185,427
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	201,734
Masco Corp.
2.00%, 10/01/2030	170,000	144,280
6.50%, 08/15/2032	250,000	266,082
Standard Industries, Inc.
3.38%, 01/15/2031*	1,500,000	1,302,135
4.38%, 07/15/2030*	3,257,000	2,993,046
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,095,814
		6,188,518

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.2%
Albemarle Corp.
5.45%, 12/01/2044	$ 150,000	$ 138,177
Celanese US Holdings LLC
6.05%, 03/15/2025	97,000	97,291
DuPont de Nemours, Inc.
5.32%, 11/15/2038	100,000	103,578
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	2,553,000	2,186,564
LYB International Finance BV
4.88%, 03/15/2044	300,000	266,362
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	270,135
4.20%, 04/01/2029	75,000	73,296
5.00%, 04/01/2049	110,000	100,835
		3,236,238
Commercial Services — 0.8%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	1,989,000	1,980,937
5.80%, 04/15/2034*	512,000	518,806
Element Fleet Management Corp.
6.27%, 06/26/2026*	355,000	361,986
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	177,290
7.00%, 10/15/2037*	719,000	828,819
Ford Foundation
2.82%, 06/01/2070	175,000	104,965
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,580,242
2.90%, 11/15/2031	1,048,000	905,466
3.20%, 08/15/2029	477,000	438,983
5.30%, 08/15/2029	169,000	170,368
Pepperdine University
3.30%, 12/01/2059	290,000	190,280
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	469,938
2.90%, 10/01/2030	710,000	638,809
S&P Global, Inc.
2.90%, 03/01/2032	382,000	336,465
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2026*	939,000	863,462
Zero Coupon, 02/15/2029*	2,723,000	1,896,844
Zero Coupon, 02/15/2031*	939,000	579,630
Zero Coupon, 02/15/2043*	2,454,852	730,319
University of Southern California
3.23%, 10/01/2120	280,000	170,943
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	414,038
		14,358,590
Computers — 0.4%
Accenture Capital, Inc.
4.25%, 10/04/2031	385,000	373,154
4.50%, 10/04/2034	260,000	251,322
Apple, Inc.
2.70%, 08/05/2051	890,000	577,944
3.45%, 02/09/2045	519,000	411,366
3.85%, 08/04/2046	362,000	300,479
CGI, Inc.
2.30%, 09/14/2031	776,000	648,438
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,830,215
Security Description	Shares or Principal Amount	Value

Computers (continued)
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	$ 730,000	$ 708,394
Leidos, Inc.
2.30%, 02/15/2031	235,000	200,322
		7,301,634
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,614,228
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	835,000	797,012
6.10%, 01/15/2027	610,000	625,718
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	1,665,000	1,545,573
3.30%, 01/30/2032	1,067,000	938,157
6.50%, 07/15/2025	1,719,000	1,734,260
Aviation Capital Group LLC
5.50%, 12/15/2024*	524,000	523,991
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,689,978
2.53%, 11/18/2027*	3,265,000	3,021,171
2.75%, 02/21/2028*	257,000	237,192
4.25%, 04/15/2026*	1,194,000	1,175,329
4.38%, 05/01/2026*	614,000	604,579
5.50%, 01/15/2026*	1,270,000	1,271,212
5.75%, 03/01/2029*	414,000	419,972
5.75%, 11/15/2029*	235,000	238,658
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	93,557
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	397,133
4.20%, 10/29/2025	100,000	99,269
5.82%, 02/01/2034	1,300,000	1,317,592
6.05%, 02/01/2035	1,689,000	1,738,906
6.38%, 06/08/2034	2,029,000	2,130,563
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,227,497
5.85%, 05/19/2034	2,505,000	2,606,520
6.14%, 08/24/2034	1,643,000	1,743,249
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,384,034
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,023,000	1,042,503
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	2,010,592
6.00%, 05/20/2034	1,976,000	2,015,895
6.75%, 11/17/2028	689,000	726,221
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	842,822
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	285,000	278,953
Nasdaq, Inc.
5.55%, 02/15/2034	185,000	189,058
Nomura Holdings, Inc.
2.68%, 07/16/2030	350,000	306,359
		39,973,525
Electric — 2.5%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	65,099

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Alabama Power Co.
3.75%, 03/01/2045	$ 50,000	$ 39,749
4.10%, 01/15/2042	63,000	52,549
5.70%, 02/15/2033	100,000	103,083
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	281,851
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,691,314
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	158,834
5.65%, 06/01/2054	330,000	340,036
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	187,814
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,824,560
Calpine Corp.
3.75%, 03/01/2031*	2,005,000	1,806,812
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	436,737
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	271,513
5.95%, 12/15/2036	100,000	102,498
CMS Energy Corp.
2.95%, 02/15/2027	116,000	111,154
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	93,864
Constellation Energy Generation LLC
5.75%, 10/01/2041	950,000	957,955
5.80%, 03/01/2033	492,000	511,542
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	1,073,614	1,083,585
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	157,113
DTE Electric Co.
3.70%, 03/15/2045	111,000	87,347
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2038	380,000	411,688
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	210,173
Duke Energy Corp.
3.75%, 09/01/2046	705,000	529,913
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	106,490
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	206,857
4.15%, 12/01/2044	180,000	150,735
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	302,142
3.62%, 08/01/2027*	400,000	386,084
Electricite de France SA
5.95%, 04/22/2034*	375,000	387,567
6.90%, 05/23/2053*	983,000	1,091,815
Emera US Finance LP
4.75%, 06/15/2046	320,000	270,953
Empire District Bondco LLC
4.94%, 01/01/2035	931,000	930,171
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,058,631
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	360,561
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	152,307
Security Description	Shares or Principal Amount	Value

Electric (continued)
3.05%, 06/01/2031	$ 145,000	$ 130,382
Entergy Mississippi LLC
5.85%, 06/01/2054	210,000	218,243
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	82,119
Evergy, Inc.
2.90%, 09/15/2029	450,000	410,465
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,164,950
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	71,046
Fortis, Inc.
3.06%, 10/04/2026	186,000	180,179
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	189,065
4.95%, 09/22/2027*	585,000	586,350
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,456,022
4.30%, 01/15/2026*	245,000	242,813
6.15%, 06/01/2037	100,000	105,934
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	189,326
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	136,491
Nevada Power Co.
5.38%, 09/15/2040	96,000	94,990
New England Power Co.
3.80%, 12/05/2047*	140,000	106,654
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	109,089
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	383,276
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	341,936
2.45%, 12/02/2027*	395,000	364,833
4.45%, 06/15/2029*	300,000	288,221
OGE Energy Corp.
5.45%, 05/15/2029	140,000	142,840
Ohio Power Co.
2.90%, 10/01/2051	335,000	211,228
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	291,498
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,152,810
3.00%, 06/15/2028	1,428,000	1,337,537
3.30%, 08/01/2040	3,970,000	2,975,092
3.45%, 07/01/2025	290,000	286,971
3.75%, 08/15/2042	75,000	57,109
4.30%, 03/15/2045	130,000	105,185
4.45%, 04/15/2042	420,000	353,499
5.80%, 05/15/2034	683,000	702,405
5.90%, 10/01/2054	40,000	39,988
6.40%, 06/15/2033	355,000	377,794
6.75%, 01/15/2053	25,000	27,344
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	132,781
PG&E Recovery Funding LLC
5.23%, 06/01/2042	345,000	350,384
5.53%, 06/01/2051	410,000	415,826
5.54%, 07/15/2049	420,000	426,838
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	288,896
5.10%, 06/01/2054	385,000	374,831

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.21%, 12/01/2049	$ 205,000	$ 201,565
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	228,767
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	166,982
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	38,603
Public Service Co. of Oklahoma
6.63%, 11/15/2037	450,000	493,066
Public Service Electric & Gas Co.
3.00%, 03/01/2051	675,000	456,930
5.70%, 12/01/2036	100,000	104,707
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	297,790
SCE Recovery Funding LLC
4.70%, 06/15/2042	382,073	373,531
5.11%, 12/14/2049	165,000	157,632
Sigeco Securitization I LLC
5.03%, 11/15/2038	364,074	360,510
Southern California Edison Co.
3.65%, 03/01/2028	200,000	193,217
4.05%, 03/15/2042	350,000	289,432
5.55%, 01/15/2036	100,000	100,747
5.75%, 04/15/2054	660,000	675,510
5.88%, 12/01/2053	447,000	462,547
Southern Co.
5.20%, 06/15/2033	696,000	698,866
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	84,933
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	88,358
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	158,482
Vistra Operations Co. LLC
6.00%, 04/15/2034*	318,000	328,169
WEC Energy Group, Inc.
3.55%, 06/15/2025	55,000	54,464
Xcel Energy, Inc.
3.35%, 12/01/2026	220,000	213,814
		43,052,958
Electronics — 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,231,686
5.88%, 04/10/2034	1,627,000	1,647,380
Honeywell International, Inc.
5.25%, 03/01/2054	440,000	439,353
		4,318,419
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,565,000	1,248,935
5.14%, 03/15/2052	2,618,000	1,971,929
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	718,314
		3,939,178
Food — 0.6%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	340,521
5.38%, 01/09/2036*	200,000	196,545
Campbell Soup Co.
3.13%, 04/24/2050	145,000	98,420
Security Description	Shares or Principal Amount	Value

Food (continued)
Conagra Brands, Inc.
5.30%, 11/01/2038	$ 105,000	$ 101,226
J.M. Smucker Co.
6.20%, 11/15/2033	220,000	234,963
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	490,000	438,333
5.50%, 01/15/2030	2,525,000	2,519,822
6.75%, 03/15/2034*	520,000	559,178
Kellanova
5.25%, 03/01/2033	465,000	470,640
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	254,775
4.63%, 10/01/2039	400,000	364,706
Kroger Co.
5.00%, 09/15/2034	190,000	186,886
5.00%, 04/15/2042	400,000	372,291
5.50%, 09/15/2054	140,000	135,955
Performance Food Group, Inc.
6.13%, 09/15/2032*	2,170,000	2,179,079
Post Holdings, Inc.
4.50%, 09/15/2031*	270,000	245,800
4.63%, 04/15/2030*	681,000	636,454
5.50%, 12/15/2029*	801,000	781,236
Tyson Foods, Inc.
5.70%, 03/15/2034	340,000	346,551
		10,463,381
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(3)(4)	362,397	90,599
Pindo Deli Pulp & Paper Mills PT FRS
8.51%, (3 ML+3.00%), 04/28/2027*†(3)(5)	1,069,747	0
		90,599
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	280,724
5.13%, 09/16/2034*	910,000	882,896
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	227,312
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,341,814
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	196,172
NiSource, Inc.
1.70%, 02/15/2031	360,000	297,488
2.95%, 09/01/2029	245,000	225,092
3.60%, 05/01/2030	1,413,000	1,322,216
Southern California Gas Co.
2.55%, 02/01/2030	666,000	597,988
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	194,511
3.25%, 06/15/2026	85,000	83,057
3.95%, 10/01/2046	71,000	55,803
		7,705,073
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028	829,000	848,839
6.30%, 02/15/2030	2,533,000	2,623,027
6.40%, 04/15/2033	1,964,000	2,052,082
		5,523,948

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	$ 989,000	$ 879,585
2.75%, 09/23/2026*	716,000	689,266
3.00%, 09/23/2029*	1,307,000	1,208,613
5.38%, 12/06/2032*	707,000	719,901
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	91,226
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	160,662
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	1,534,000	1,560,759
		5,310,012
Healthcare-Services — 1.1%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,408,693
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	276,235
Children's Hospital
2.93%, 07/15/2050	340,000	226,330
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	171,617
CommonSpirit Health
1.55%, 10/01/2025	275,000	267,092
2.78%, 10/01/2030	275,000	244,247
3.91%, 10/01/2050	275,000	212,592
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	232,785
Elevance Health, Inc.
4.10%, 03/01/2028	105,000	102,979
4.65%, 08/15/2044	180,000	158,492
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	536,221
2.88%, 09/01/2050	400,000	262,012
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	513,110
HCA, Inc.
3.50%, 07/15/2051	137,000	93,301
5.13%, 06/15/2039	335,000	316,402
5.45%, 09/15/2034	355,000	352,480
5.50%, 06/15/2047	390,000	369,233
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,142,170
Icon Investments Six DAC
6.00%, 05/08/2034	1,524,000	1,561,144
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,426,002
Memorial Health Services
3.45%, 11/01/2049	620,000	466,564
MultiCare Health System
2.80%, 08/15/2050	235,000	141,753
MyMichigan Health
3.41%, 06/01/2050	155,000	112,935
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	471,736
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	190,184
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	296,159
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	81,000
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Texas Health Resources
2.33%, 11/15/2050	$ 220,000	$ 131,117
4.33%, 11/15/2055	400,000	346,554
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,336,943
5.75%, 11/15/2038	1,296,000	1,307,176
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	240,791
3.50%, 08/15/2039	420,000	344,075
5.88%, 02/15/2053	250,000	262,005
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	236,962
		19,839,091
Insurance — 0.9%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	192,957
Aon North America, Inc.
5.45%, 03/01/2034	650,000	659,861
5.75%, 03/01/2054	500,000	505,996
Athene Global Funding
1.45%, 01/08/2026*	470,000	450,632
2.95%, 11/12/2026*	1,125,000	1,081,293
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	323,862
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	772,349
4.95%, 03/17/2052	628,000	549,985
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	210,000	212,772
F&G Global Funding
1.75%, 06/30/2026*	380,000	358,611
5.88%, 06/10/2027*	400,000	406,133
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	494,351
4.85%, 04/17/2028	2,552,000	2,540,086
5.63%, 08/16/2032	1,822,000	1,846,526
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	54,292
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	216,643
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	223,127
High Street Funding Trust I
4.11%, 02/15/2028*	321,000	309,140
HUB International, Ltd.
7.25%, 06/15/2030*	2,009,000	2,076,147
Liberty Mutual Group, Inc.
4.57%, 02/01/2029*	350,000	344,247
New York Life Global Funding
3.00%, 01/10/2028*	162,000	154,703
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	250,296
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	364,348
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	199,246
Prudential Insurance Co. of America
8.30%, 07/01/2025*	200,000	204,212
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	1,572,000	1,650,953

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	$ 200,000	$ 165,258
		16,608,026
Internet — 0.2%
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	538,288
Match Group Holdings II LLC
3.63%, 10/01/2031*	2,747,000	2,406,695
Meta Platforms, Inc.
5.40%, 08/15/2054	250,000	251,143
5.60%, 05/15/2053	525,000	544,218
Uber Technologies, Inc.
4.80%, 09/15/2034	240,000	232,659
		3,973,003
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	169,000	154,555
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,511,688
Machinery-Diversified — 0.3%
CNH Industrial NV
3.85%, 11/15/2027	713,000	698,069
nVent Finance SARL
4.55%, 04/15/2028	225,000	222,927
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	633,326
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,547,440
		5,101,762
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	3,112,589
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	260,000	177,967
3.50%, 03/01/2042	275,000	185,856
3.70%, 04/01/2051	525,000	327,914
4.80%, 03/01/2050	510,000	382,643
5.25%, 04/01/2053	4,380,000	3,506,956
6.38%, 10/23/2035	471,000	471,183
6.83%, 10/23/2055	175,000	169,937
Comcast Corp.
3.20%, 07/15/2036	300,000	247,315
3.25%, 11/01/2039	1,090,000	848,207
3.90%, 03/01/2038	273,000	235,612
4.20%, 08/15/2034	630,000	588,807
5.35%, 05/15/2053	360,000	348,925
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	153,186
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,084,548
5.50%, 09/01/2041	700,000	589,495
		13,431,140
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	$ 150,000	$ 141,534
4.38%, 06/15/2045	100,000	87,454
		228,988
Mining — 0.8%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,213,351
2.88%, 03/17/2031*	1,551,000	1,359,777
3.88%, 03/16/2029*	1,901,000	1,813,496
4.75%, 03/16/2052*	2,499,000	2,160,718
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	352,794
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,313,000	2,105,653
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,099,947
2.85%, 04/27/2031*	2,121,000	1,850,587
5.63%, 04/04/2034*	390,000	396,039
Novelis Corp.
3.88%, 08/15/2031*	2,014,000	1,768,735
		14,121,097
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	314,894
Oil & Gas — 1.1%
Aker BP ASA
5.80%, 10/01/2054*	150,000	140,504
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	281,196
2.94%, 06/04/2051	500,000	321,753
Devon Energy Corp.
5.75%, 09/15/2054	450,000	418,772
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,376,750
5.50%, 05/15/2034*	3,097,000	3,114,057
5.95%, 05/15/2054*	290,000	288,045
Eni USA, Inc.
7.30%, 11/15/2027	200,000	213,389
EQT Corp.
3.63%, 05/15/2031*	807,000	722,126
3.90%, 10/01/2027	1,442,000	1,403,266
5.00%, 01/15/2029	697,000	688,607
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	317,482
3.10%, 08/16/2049	510,000	354,876
HF Sinclair Corp.
5.88%, 04/01/2026	265,000	267,516
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,843,396
5.85%, 12/15/2045	974,000	949,853
Occidental Petroleum Corp.
5.20%, 08/01/2029	180,000	179,551
5.38%, 01/01/2032	175,000	172,781
Phillips 66 Co.
3.15%, 12/15/2029	250,000	230,311
3.55%, 10/01/2026	49,000	47,994
4.90%, 10/01/2046	256,000	224,089
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	442,795
Santos Finance, Ltd.
6.88%, 09/19/2033*	1,618,000	1,737,198

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Suncor Energy, Inc.
7.88%, 06/15/2026	$ 144,000	$ 150,483
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,452,797
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	564,563
3.46%, 07/12/2049	385,000	283,320
Valero Energy Corp.
2.15%, 09/15/2027	251,000	234,383
		18,421,853
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	85,000	81,755
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	221,218
		302,973
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	515,252
Packaging Corp. of America
4.05%, 12/15/2049	385,000	307,598
WRKCo., Inc.
3.90%, 06/01/2028	45,000	43,418
		866,268
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	1,184,000	1,040,475
4.40%, 11/06/2042	275,000	245,876
4.50%, 05/14/2035	420,000	401,775
5.05%, 03/15/2034	115,000	115,855
AstraZeneca PLC
4.00%, 09/18/2042	110,000	93,998
6.45%, 09/15/2037	140,000	156,935
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	212,440
4.55%, 02/20/2048	121,000	106,641
CVS Health Corp.
4.30%, 03/25/2028	75,000	73,114
5.05%, 03/25/2048	1,244,000	1,073,233
CVS Pass-Through Trust
4.70%, 01/10/2036*	191,137	175,832
7.51%, 01/10/2032*	150,451	158,749
8.35%, 07/10/2031*	201,120	216,181
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	318,058
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	1,939,000	1,837,225
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	777,947
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	614,036
3.18%, 07/09/2050	693,000	475,515
5.65%, 07/05/2044	292,000	297,710
Zoetis, Inc.
2.00%, 05/15/2030	370,000	319,353
		8,710,948
Pipelines — 1.7%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	396,982
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	$ 1,036,000	$ 830,653
Cheniere Energy, Inc.
5.65%, 04/15/2034	260,000	261,654
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	165,000	161,329
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	312,704
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,437,832
5.63%, 04/05/2034	800,000	813,516
5.70%, 03/08/2033	972,000	996,752
Energy Transfer LP
4.15%, 09/15/2029	272,000	262,239
4.95%, 01/15/2043	567,000	498,751
5.55%, 02/15/2028	676,000	690,322
6.05%, 06/01/2041	677,000	679,297
Enterprise Products Operating LLC
4.95%, 02/15/2035	800,000	787,055
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	617,665
4.32%, 12/30/2039*	280,000	218,473
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	449,870	363,898
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	1,345,000	1,313,110
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,500,951
Kinder Morgan, Inc.
5.00%, 02/01/2029	459,000	459,447
MPLX LP
4.95%, 03/14/2052	3,197,000	2,754,030
5.50%, 06/01/2034	620,000	618,759
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	354,587
ONEOK Partners LP
6.65%, 10/01/2036	240,000	260,380
ONEOK, Inc.
4.75%, 10/15/2031	655,000	639,617
5.70%, 11/01/2054	575,000	554,431
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,599,577
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	130,000	129,439
5.03%, 10/01/2029*	150,000	147,586
Targa Resources Corp.
4.20%, 02/01/2033	507,000	466,056
4.95%, 04/15/2052	836,000	727,564
6.13%, 03/15/2033	2,375,000	2,481,724
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,624,000	2,682,140
		29,018,520
Private Equity — 0.0%
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	144,356
4.70%, 09/20/2047	35,000	31,060
4.85%, 03/29/2029	197,000	196,969
		372,385
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	255,613

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Real Estate (continued)
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	$ 243,000	$ 237,662
		493,275
REITS — 1.7%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	202,451
3.80%, 04/15/2026	70,000	68,940
4.00%, 02/01/2050	334,000	257,755
American Tower Corp.
1.50%, 01/31/2028	610,000	549,690
1.88%, 10/15/2030	545,000	457,761
2.10%, 06/15/2030	300,000	257,838
3.38%, 10/15/2026	175,000	170,769
3.70%, 10/15/2049	615,000	457,325
Boston Properties LP
2.55%, 04/01/2032	3,765,000	3,073,092
6.50%, 01/15/2034	1,676,000	1,773,696
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	346,018
2.50%, 08/16/2031	215,000	181,869
3.85%, 02/01/2025	200,000	199,242
5.75%, 02/15/2035	2,909,000	2,971,369
COPT Defense Properties LP
2.00%, 01/15/2029	175,000	153,514
2.75%, 04/15/2031	624,000	533,190
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	69,758
DOC DR LLC
2.63%, 11/01/2031	265,000	227,014
Equinix, Inc.
2.00%, 05/15/2028	500,000	454,751
2.15%, 07/15/2030	2,406,000	2,076,723
Essex Portfolio LP
2.65%, 03/15/2032	365,000	309,700
Extra Space Storage LP
2.40%, 10/15/2031	255,000	213,362
4.00%, 06/15/2029	415,000	399,387
5.90%, 01/15/2031	410,000	424,800
Goodman US Finance Six LLC
5.13%, 10/07/2034*	185,000	180,945
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	205,139
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	246,306
3.10%, 02/15/2030	795,000	716,032
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	612,439
3.50%, 07/15/2029	356,000	334,978
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	3,059,520
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	249,496
NNN REIT, Inc.
4.00%, 11/15/2025	291,000	288,543
5.50%, 06/15/2034	240,000	242,886
Public Storage Operating Co.
1.95%, 11/09/2028	315,000	284,426
2.25%, 11/09/2031	265,000	224,343
Regency Centers LP
2.95%, 09/15/2029	335,000	307,474
4.13%, 03/15/2028	400,000	391,379
Security Description	Shares or Principal Amount	Value

REITS (continued)
Sabra Health Care LP
3.20%, 12/01/2031	$ 430,000	$ 371,785
Safehold GL Holdings LLC
2.80%, 06/15/2031	1,200,000	1,030,966
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,892,887
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	397,854
UDR, Inc.
2.10%, 08/01/2032	310,000	249,878
3.00%, 08/15/2031	55,000	48,798
3.20%, 01/15/2030	370,000	340,887
Welltower OP LLC
3.10%, 01/15/2030	260,000	239,053
6.50%, 03/15/2041	250,000	275,276
WP Carey, Inc.
2.40%, 02/01/2031	395,000	337,555
4.25%, 10/01/2026	790,000	780,789
		29,139,648
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029*	1,534,000	1,560,781
7-Eleven, Inc.
1.80%, 02/10/2031*	260,000	213,014
2.50%, 02/10/2041*	266,000	176,659
AutoZone, Inc.
1.65%, 01/15/2031	340,000	280,968
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,787,330
McDonald's Corp.
4.70%, 12/09/2035	155,000	150,384
6.30%, 10/15/2037	102,000	111,675
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	179,947
Penske Automotive Group, Inc.
3.75%, 06/15/2029	3,167,000	2,897,949
		7,358,707
Savings & Loans — 0.1%
Nationwide Building Society
2.97%, 02/16/2028*	950,000	907,040
Semiconductors — 0.5%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	341,302
Broadcom, Inc.
1.95%, 02/15/2028*	600,000	549,558
3.14%, 11/15/2035*	2,538,000	2,085,371
3.19%, 11/15/2036*	710,000	576,841
4.93%, 05/15/2037*	1,552,000	1,488,315
5.05%, 07/12/2029	930,000	937,935
Intel Corp.
3.05%, 08/12/2051	165,000	99,940
3.25%, 11/15/2049	165,000	105,354
5.70%, 02/10/2053	400,000	373,829
KLA Corp.
3.30%, 03/01/2050	350,000	249,256
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	620,524
3.25%, 05/11/2041	745,000	559,119
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	252,710

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Texas Instruments, Inc.
5.05%, 05/18/2063	$ 427,000	$ 403,367
		8,643,421
Software — 0.6%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	622,000	606,911
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,583,478
4.40%, 07/01/2049	175,000	148,089
5.15%, 08/12/2034	1,100,000	1,093,106
5.60%, 03/02/2033	1,191,000	1,224,225
Microsoft Corp.
3.04%, 03/17/2062	91,000	60,755
Oracle Corp.
3.60%, 04/01/2050	360,000	259,218
3.80%, 11/15/2037	200,000	169,757
3.85%, 07/15/2036	54,000	46,819
3.90%, 05/15/2035	46,000	40,892
4.30%, 07/08/2034	81,000	75,621
4.38%, 05/15/2055	200,000	161,474
4.90%, 02/06/2033	510,000	503,184
Roper Technologies, Inc.
4.75%, 02/15/2032	255,000	251,115
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,605,603
VMware LLC
1.40%, 08/15/2026	859,000	809,671
		9,639,918
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	110,000	99,921
2.25%, 02/01/2032	765,000	637,444
2.75%, 06/01/2031	400,000	351,381
3.50%, 06/01/2041	304,000	238,325
3.55%, 09/15/2055	1,393,000	966,941
Corning, Inc.
3.90%, 11/15/2049	580,000	452,895
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	369,288
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	915,238
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,897,414
4.55%, 03/15/2052	3,354,000	2,781,043
Sprint Capital Corp.
6.88%, 11/15/2028	228,000	244,518
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,548,846
3.40%, 10/15/2052	720,000	500,413
4.38%, 04/15/2040	317,000	280,469
5.05%, 07/15/2033	570,000	567,535
5.15%, 04/15/2034	318,000	317,507
Verizon Communications, Inc.
2.65%, 11/20/2040	495,000	345,934
4.78%, 02/15/2035*	50,000	48,158
Vodafone Group PLC
4.88%, 06/19/2049	450,000	397,197
5.63%, 02/10/2053	847,000	825,420
6.25%, 11/30/2032	300,000	324,199
		17,110,086
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	$ 623,000	$ 587,178
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	146,232
5.50%, 03/15/2055	320,000	327,169
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	342,516
CSX Corp.
3.35%, 09/15/2049	85,000	61,497
4.75%, 11/15/2048	345,000	314,244
Union Pacific Corp.
4.10%, 09/15/2067	100,000	77,632
		1,269,290
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	451,903
3.45%, 06/01/2029	450,000	425,778
		877,681
Total Corporate Bonds & Notes (cost $597,028,993)		558,017,772
ASSET BACKED SECURITIES — 9.3%
Auto Loan Receivables — 2.5%
American Credit Acceptance Receivables Trust
Series 2024-2, Class B 6.10%, 12/13/2027*	1,432,000	1,443,375
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	1,689,000	1,695,833
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	419,524	423,728
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,045,453
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	909,405
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,136,110
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	471,221	473,834
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	787,000	791,333
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	177,280	176,981
Series 2024-3, Class C 5.39%, 01/16/2035*	1,800,000	1,765,219
Series 2023-3A, Class A 6.39%, 08/15/2033*	1,000,000	1,018,338
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,519,482
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,661,811
DT Auto Owner Trust
Series 2023-1A, Class A 5.48%, 04/15/2027*	144,039	144,062

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2023-2A, Class C 5.79%, 02/15/2029*	$ 1,494,000	$ 1,501,886
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	669,000	667,925
Series 2023-3, Class A2 6.40%, 03/20/2030*	1,092,353	1,111,120
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,083,486
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,709,333
Series 2023-3A, Class C 6.21%, 06/15/2028	1,000,000	1,011,084
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	1,854,159	1,866,345
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	419,121	417,690
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,746,839
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,819,583
Series 2023-3A, Class C 6.01%, 05/15/2029*	758,000	766,065
Series 2024-2A, Class C 6.03%, 02/15/2030*	1,955,000	1,988,201
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	615,761	623,212
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	153,256	153,188
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,217,706
Series 2024-3, Class D 5.97%, 10/15/2031	1,955,000	1,987,855
Series 2024-2, Class D 6.28%, 08/15/2031	1,456,000	1,493,256
Sonoran Auto Receivables Trust
Series 2018-1 4.75%, 06/15/2025	115	115
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	697,391
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,324,208
Series 2023-4A, Class C 6.64%, 11/15/2028*	1,013,000	1,036,536
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,783,779
		43,211,767
Credit Card Receivables — 0.3%
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,705,506
Security Description	Shares or Principal Amount	Value

Credit Card Receivables (continued)
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	$ 1,580,000	$ 1,594,934
Series 2023-1A, Class A 8.04%, 09/20/2027*	1,850,000	1,856,891
		5,157,331
Other Asset Backed Securities — 6.5%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 5.77%, (SOFR30A+0.91%), 12/26/2044*	92,828	90,710
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	491,590	450,621
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	816,368	810,719
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	369,606
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	501,099
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,932,260
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,492,986
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,633,842
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	811,918	810,548
BG Beta I, Ltd.
6.28%, 07/16/2054	995,000	1,001,282
Black Diamond CLO, Ltd. FRS
Series 2019-2A, Class A2R 6.83%, (TSFR3M+2.20%), 07/23/2032*	2,724,119	2,726,887
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	553,264	559,557
Series 2024-1A, Class B 6.92%, 05/15/2039*	92,211	93,911
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,225,457	1,183,798
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	367,813	340,511
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	590,101	577,931
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.09%, (TSFR3M+1.96%), 11/07/2030*	3,656,527	3,660,125
Series 2018-28A, Class BR 7.54%, (TSFR3M+2.41%), 11/07/2030*	2,328,072	2,332,691
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	189,169	186,867
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,727,819
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,189,906

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	$ 759,344	$ 747,499
Diversified ABS Phase VIII LLC
Series 2024-1A, Class A1 7.08%, 05/30/2044*	1,725,501	1,738,404
DLLST LLC
Series 2024-1A, Class A2 5.33%, 01/20/2026*	438,360	438,853
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	680,471	694,953
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 6.47%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,507,288
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,456,354
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,454,819
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	863,879
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(2)	2,200,000	2,020,743
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	1,750,000	1,617,351
Series 2020-GT1, Class A 4.45%, 01/25/2026*(2)	2,000,000	1,909,514
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(2)	2,160,000	2,140,708
Foundation Finance Trust
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,200,000	1,258,846
FW Energy Asset Issuer LLC
7.15%, 08/25/2044	1,249,219	1,254,644
8.11%, 08/25/2044	482,097	484,328
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	491,841	416,556
Series 2017-2A, Class A 3.26%, 10/15/2053*	360,404	325,711
Series 2017-1A, Class A 3.74%, 10/15/2052*	74,351	67,651
Series 2017, Class R1 5.00%, 10/20/2051	43,610	41,308
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	1,085,791	1,064,019
Grene Energy
11.00%, 01/17/2061(3)(6)	53,681	45,629
Harbourview CLO VII-R, Ltd. FRS
Series 7RA, Class B 6.59%, (TSFR3M+1.96%), 07/18/2031*	2,865,000	2,874,157
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	62,333	55,610
Series 2017-3A, Class A2 3.95%, 09/20/2048*	233,770	208,792
Series 2017-1A, Class A2 4.46%, 09/20/2047*	194,315	177,586
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	$ 684,357	$ 686,864
Series 2022-1, Class A2 7.80%, 11/10/2037	931,936	920,286
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039	1,722,747	1,716,545
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR 6.63%, (TSFR3M+2.00%), 07/20/2031*	2,723,886	2,726,599
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	376,405	377,464
Lendmark Funding Trust
Series 2023-1A, Class B 5.60%, 05/20/2033*	1,285,000	1,284,913
Series 2023-1A, Class C 6.16%, 05/20/2033*	665,000	666,253
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 6.88%, (TSFR3M+2.26%), 07/27/2031*	3,200,273	3,203,841
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 7.62%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,924,916
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 6.52%, (TSFR3M+1.91%), 01/29/2030*	764,623	764,893
MNR ABS Issuer I LLC
8.95%, 12/15/2038	729,416	741,981
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	320,228	303,344
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 6.77%, (TSFR3M+2.11%), 10/15/2029*	1,414,771	1,418,432
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 6.93%, (TSFR3M+2.31%), 04/20/2034*	1,276,441	1,280,749
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class BR 6.96%, (TSFR3M+1.85%), 11/13/2031*	1,940,049	1,938,194
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	1,195,135	1,148,788
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	717,489	691,936
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	565,690	554,006
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 6.64%, (TSFR3M+2.01%), 04/22/2030*	2,169,250	2,175,853
Series 2019-1A, Class CR 7.24%, (TSFR3M+2.61%), 04/22/2030*	2,324,266	2,329,565
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	557,751	551,500
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	585,908
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	1,769,000	1,781,832

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	$ 115,893	$ 113,331
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	782,372	758,398
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	1,100,000	1,064,360
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 9.11%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,673,062
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(2)	2,239,429	2,227,562
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(2)	1,410,165	1,319,695
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,715,105
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,869,614
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,433,400
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,566,665
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	99,923	89,759
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class BR 6.72%, (TSFR3M+2.10%), 01/20/2036*	1,891,996	1,900,673
RT Finance LLC
Series 2023-1, Class A 7.85%, 10/15/2043	939,046	951,969
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,603,481
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	250,710	252,149
Series 2024-1A, Class A2 5.70%, 05/20/2054*	523,769	526,405
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	184,906	185,251
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,605,557
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class BR 6.51%, (TSFR3M+1.85%), 04/15/2034*	3,258,603	3,261,676
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,504	1,901,528
VOLT C LLC
Series 2021-NPL9, Class A1 4.99%, 05/25/2051*(7)	398,673	396,283
VOLT CI LLC
Series 2021-NP10, Class A1 4.99%, 05/25/2051*(7)	479,069	477,909
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCII LLC
Series 2021-NPL1, Class A1 4.89%, 02/27/2051*(7)	$ 170,549	$ 170,013
VOLT XCIII LLC
Series 2021-NPL2, Class A1 4.89%, 02/27/2051*(7)	741,710	739,359
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(7)	585,013	582,565
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(7)	368,860	368,434
VOLT XCV LLC
Series 2021-NPL4, Class A1 5.24%, 03/27/2051*(7)	395,078	393,806
VOLT XCVI LLC
Series 2021-NPL5, Class A1 5.12%, 03/27/2051*(7)	438,975	438,146
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(7)	578,688	578,322
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 6.37%, (TSFR3M+1.71%), 10/15/2030*	1,058,177	1,058,241
Series 2012-4A, Class BR3 6.87%, (TSFR3M+2.21%), 10/15/2030*	446,999	447,750
Series 2012-4A, Class C1R3 8.22%, (TSFR3M+3.56%), 10/15/2030*	631,645	635,516
		114,619,524
Total Asset Backed Securities (cost $165,243,069)		162,988,622
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5%
Commercial and Residential — 7.9%
ACREC, Ltd. FRS
Series 2021-FL1, Class C 7.02%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,350,200
Series 2021-FL1, Class D 7.52%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,645,991
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 7.55%, (TSFR1M+2.76%), 01/15/2037*	1,682,000	1,658,292
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*(7)	1,795,466	1,782,176
Series 2024-10, Class A1 5.35%, 10/25/2069*(7)	3,029,697	3,009,632
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL3, Class C 6.77%, (TSFR1M+1.96%), 08/15/2034*	951,500	943,813
Series 2021-FL1, Class C 6.92%, (TSFR1M+2.11%), 12/15/2035*	461,000	456,768
Series 2021-FL3, Class D 7.12%, (TSFR1M+2.31%), 08/15/2034*	527,000	517,775
Series 2021-FL4, Class C 7.22%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,797,743
Series 2021-FL1, Class D 7.87%, (TSFR1M+3.06%), 12/15/2035*	424,000	412,742
Series 2022-FL1, Class D 8.01%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	4,926,991
AREIT Trust FRS
Series 2022-CRE6, Class B 6.74%, (SOFR30A+1.85%), 01/20/2037*	614,000	607,374

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2022-CRE6, Class C 7.04%, (SOFR30A+2.15%), 01/20/2037*	$ 1,264,000	$ 1,248,239
Series 2022-CRE6, Class D 7.74%, (SOFR30A+2.85%), 01/20/2037*	537,000	527,779
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,676,795
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(2)	1,486,048	1,586,935
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,204,864
BDS LLC FRS
Series 2024-FL13, Class A 6.34%, (TSFR1M+1.58%), 09/19/2039*	712,500	712,724
BDS, Ltd. FRS
Series 2021-FL7, Class B 6.37%, (TSFR1M+1.61%), 06/16/2036*	684,000	679,510
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 5.37%, 08/25/2033(2)	62,247	57,216
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class C 7.22%, (TSFR1M+2.41%), 12/15/2038*	450,000	441,323
Series 2021-FL7, Class D 7.67%, (TSFR1M+2.86%), 12/15/2038*	513,000	500,983
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.20%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,134,880
Series 2020-FL2, Class B 6.30%, (TSFR1M+1.51%), 02/15/2038*	875,000	805,736
Series 2021-FL4, Class B 6.45%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,520,459
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,826,367
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(2)	843,000	808,192
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*(7)	2,049,542	2,034,816
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,923,458
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,982,024
Series 2015-DC1, Class A5 3.35%, 02/10/2048	5,000,000	4,981,773
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,856,141
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	762,726
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,476,251
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	618,511
Series 2015-PC1, Class A5 3.90%, 07/10/2050	1,137,175	1,130,800
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(2)	$ 1,790,000	$ 1,687,329
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	265,252	256,204
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(2)	1,000,000	926,841
Deephaven Residential Mtg. Trust
Series 2024-1, Class A1 5.74%, 07/25/2069*(7)	4,090,999	4,087,229
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 5.61%, (TSFR1M+0.85%), 07/19/2044	346,951	324,795
ELM Trust VRS
Series 2024-ELM, Class C10 6.19%, 06/10/2039*(2)	433,675	437,958
Series 2024-ELM, Class C15 6.19%, 06/10/2039*(2)	591,167	597,005
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 5.35%, (TSFR1M+0.61%), 09/25/2035	2,242	2,203
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,153,651
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.49%, 03/25/2035(2)	54,399	50,946
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4 3.49%, 01/15/2048	3,607,140	3,598,930
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 5.54%, 10/25/2033(2)	78,922	73,508
LCM Trust FRS
Series 2021-FL2, Class C 7.07%, (TSFR1M+2.26%), 12/13/2038*	1,072,500	1,053,443
LFT CRE, Ltd. FRS
Series 2021-FL1, Class C 6.87%, (TSFR1M+2.06%), 06/15/2039*	2,150,000	2,100,785
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.67%, (TSFR1M+1.86%), 07/15/2036*	3,077,500	3,064,024
Series 2021-CRE5, Class B 6.92%, (TSFR1M+2.11%), 07/15/2036*	1,115,000	1,103,232
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 5.49%, (TSFR1M+0.75%), 10/25/2028	55,846	52,526
Series 2003-G, Class A2 6.41%, (TSFR6M+1.11%), 01/25/2029	145,321	141,060
MF1 LLC FRS
Series 2024-FL16, Class AS 6.69%, (TSFR1M+1.94%), 11/18/2029*	2,541,544	2,535,983
Series 2024-FL14, Class AS 7.00%, (TSFR1M+2.24%), 03/19/2039*	2,090,344	2,092,959
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 6.60%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,328,488
Series 2024-FL15, Class AS 6.82%, (TSFR1M+2.04%), 08/18/2041*	2,321,000	2,319,546

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MF1, Ltd. FRS
Series 2022-FL8, Class C 6.96%, (TSFR1M+2.20%), 02/19/2037*	$ 1,327,832	$ 1,297,015
Series 2020-FL4, Class AS 7.00%, (TSFR1M+2.21%), 12/15/2035*	1,334,500	1,326,992
Series 2022-FL8, Class D 7.41%, (TSFR1M+2.65%), 02/19/2037*	767,466	735,483
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,199,057
Morgan Stanley Residential Mtg. Loan Trust
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*(7)	1,742,534	1,753,280
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,675,200
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	903,555
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	1,808,281	1,927,522
New Residential Mtg. Loan Trust
5.44%, 09/25/2039*(7)	1,200,000	1,179,366
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(7)	1,585,000	1,608,477
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*(7)	1,204,344	1,199,729
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(7)	1,756,614	1,767,444
PFP, Ltd. FRS
Series 2024-11, Class A 6.61%, (TSFR1M+1.83%), 09/17/2039*	3,605,405	3,614,414
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(7)	484,788	472,565
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 7.05%, (TSFR1M+2.31%), 11/25/2036*	720,000	712,303
Series 2021-FL7, Class D 7.80%, (TSFR1M+3.06%), 11/25/2036*	845,000	827,715
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	650,000	647,293
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 5.55%, (TSFR1M+0.79%), 10/20/2034	236,594	214,274
Series 2003-1, Class 1A 5.63%, (TSFR1M+0.87%), 04/20/2033	224,352	210,875
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,692,095
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 6.96%, (SOFR30A+1.95%), 11/15/2038*	759,000	737,369
Series 2021-FL2, Class C 6.97%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	1,051,237
Series 2022-FL3, Class C 7.21%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,383,692
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 5.37%, (TSFR1M+0.61%), 07/19/2035	152,364	144,247
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.48%, 12/25/2044(2)	$ 40,899	$ 38,654
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	2,589,194	2,248,104
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,635,516
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*(7)	974,878	975,558
Verus Securitization Trust VRS
Series 2024-8, Class A1 5.36%, 10/25/2069*(2)	688,825	687,162
VM Master Issuer LLC VRS
Series 2022-1, Class A1 6.16%, 05/24/2025*(2)	1,653,184	1,637,763
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 5.31%, (TSFR1M+0.57%), 04/25/2045	15,533	15,494
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,058,206
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,798,286
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,048,521
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	721,085
		137,742,192
U.S. Government Agency — 4.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58%, 11/25/2049*(2)	690,000	669,482
Series 2018-W5FX, Class BFX 3.66%, 04/25/2028*(2)	2,000,000	1,849,373
Series 2015-K44, Class B 3.72%, 01/25/2048*(2)	3,390,000	3,368,801
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K044, Class A2 2.81%, 01/25/2025	514,575	512,004
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	1,978,713
Series K065, Class A2 3.24%, 04/25/2027	776,000	752,898
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09%, 07/25/2029(2)(8)	1,903,708	81,296
Series K098, Class X1 1.14%, 08/25/2029(2)(8)	3,286,679	148,273
Series K110, Class XAM 1.87%, 04/25/2030(2)(8)	914,237	79,399
Series W5FX, Class AFX 3.21%, 04/25/2028(2)	719,000	690,421
Series K070, Class A2 3.30%, 11/25/2027(2)	681,000	658,171
Series K-150, Class A2 3.71%, 09/25/2032(2)	1,895,000	1,773,704

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K077, Class AM 3.85%, 05/25/2028(2)	$ 2,745,000	$ 2,681,793
Series K081, Class A2 3.90%, 08/25/2028(2)	1,255,000	1,227,935
Series K-160, Class A2 4.50%, 08/25/2033(2)	2,000,000	1,970,621
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(9)	228,953	187,935
Series 3582, Class MO Zero Coupon, 10/15/2039(9)	228,212	202,341
Series 4371, Class GZ 2.00%, 05/15/2042	1,463,360	1,288,301
Series 5190, Class EC 2.00%, 12/25/2051	1,798,367	1,568,542
Series 4533, Class GA 3.00%, 06/15/2028	71,760	71,102
Series 4474, Class HJ 3.00%, 07/15/2039	60,324	56,956
Series 4623, Class WI 4.00%, 08/15/2044(8)	27,897	2,672
Series 4471, Class PI 4.50%, 12/15/2040(8)	13,419	1,246
Series 2691, Class ZU 5.50%, 09/15/2033	808,575	827,514
Series 3845, Class AI 5.50%, 02/15/2036(8)	28,238	4,742
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 5.62%, (SOFR30A+0.61%), 07/15/2042	107,194	105,783
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	192,828	166,770
Series 2023-1, Class MT 3.00%, 10/25/2062	1,858,508	1,545,018
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,301,338	1,985,345
Series 2018-1, Class M60C 3.50%, 05/25/2057	1,996,065	1,849,195
Series 2019-1, Class MT 3.50%, 07/25/2058	1,087,628	961,563
Series 2019-2, Class MA 3.50%, 08/26/2058	2,047,507	1,947,240
Series 2019-3, Class MA 3.50%, 10/25/2058	136,786	130,696
Series 2019-3, Class MB 3.50%, 10/25/2058	785,872	630,997
Series 2019-3, Class MV 3.50%, 10/25/2058	183,679	169,512
Series 2024-2, Class MT 3.50%, 05/25/2064	2,177,471	1,904,676
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,460,193	1,356,498
Series 2019-4, Class M55D 4.00%, 02/25/2059	788,538	726,945
Series 2022-2, Class M5TU 4.00%, 04/25/2062	2,355,232	2,189,197
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	387,085	350,364
3.00%, 01/15/2044	149,993	136,607
3.50%, 07/15/2042	798,095	743,859
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	$ 1,510,642	$ 1,444,487
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	333,757	286,154
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	88,054	86,830
Series 2020-M50, Class A2 1.20%, 10/25/2030	340,930	314,782
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	299,878	271,766
Series 2016-19, Class AD 2.00%, 04/25/2046	91,042	83,246
Series 2015-M7, Class A2 2.59%, 12/25/2024	1,193,905	1,189,047
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	105,750	8,157
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	23,659	1,526
Series 2016-38, Class NA 3.00%, 01/25/2046	247,217	226,221
Series 2010-43, Class AH 3.25%, 05/25/2040	42,787	40,193
Series 2014-10, Class KM 3.50%, 09/25/2043	88,096	85,187
Series 2014-35, Class CA 3.50%, 06/25/2044	63,680	61,792
Series 2019-7, Class CA 3.50%, 11/25/2057	676,938	642,369
Series 2010-113, Class GB 4.00%, 10/25/2040	60,603	59,058
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	157,748	29,777
Series 2010-47, Class MB 5.00%, 09/25/2039	576,729	582,633
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,385,579	1,426,169
Series 2002-56, Class ZQ 6.00%, 09/25/2032	134,029	137,721
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,408,396
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(2)	2,400,000	1,976,357
Series 2020-M50, Class X1 1.82%, 10/25/2030(2)(8)	5,163,891	259,658
Series 2021-M3, Class X1 1.91%, 11/25/2033(2)(8)	4,419,764	312,699
Series 2020-M38, Class X2 1.98%, 11/25/2028(2)(8)	2,019,747	105,713
Series 2022-M1S, Class A2 2.08%, 04/25/2032(2)	2,470,000	2,071,706
Series 2017-M3, Class A2 2.46%, 12/25/2026(2)	251,361	241,198
Series 2015-M8, Class A2 2.90%, 01/25/2025(2)	1,196,348	1,190,353
Series 2017-M5, Class A2 2.99%, 04/25/2029(2)	604,280	568,816
Series 2015-M2, Class A3 3.02%, 12/25/2024(2)	359,837	358,168
Series 2017-M8, Class A2 3.06%, 05/25/2027(2)	912,055	880,220

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-M12, Class A2 3.06%, 06/25/2027(2)	$ 744,169	$ 718,716
Series 2018-M4, Class A2 3.06%, 03/25/2028(2)	604,568	577,399
Series 2018-M3, Class A2 3.06%, 02/25/2030(2)	476,265	445,131
Series 2015-M10, Class A2 3.09%, 04/25/2027(2)	1,007,916	977,428
Series 2018-M10, Class A2 3.36%, 07/25/2028(2)	1,488,588	1,436,690
Series 2022-M2S, Class A2 3.75%, 08/25/2032(2)	1,650,000	1,546,812
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	70,019	58,912
Series 2021-77, Class PA 1.00%, 08/20/2050	1,099,288	831,810
Series 2011-123, Class MA 4.00%, 07/20/2041	82,836	79,003
Series 2022-159, Class MV 4.50%, 10/20/2033	215,790	211,153
Series 2012-12, Class KN 4.50%, 09/20/2041	53,510	52,993
Series 2005-55, Class Z 4.75%, 07/20/2035	1,138,181	1,127,079
Series 2009-92, Class ZC 5.00%, 10/20/2039	507,038	503,729
Series 2010-105, Class B 5.00%, 08/20/2040	488,235	483,345
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 5.75%, (TSFR1M+0.55%), 06/20/2065	322,015	321,359
Series 2015-H16, Class FG 5.75%, (TSFR1M+0.55%), 07/20/2065	604,235	602,795
Series 2015-H16, Class FL 5.75%, (TSFR1M+0.55%), 07/20/2065	1,302,371	1,299,723
Series 2011-H06, Class FA 5.76%, (TSFR1M+0.56%), 02/20/2061	260,795	260,094
Series 2015-H05, Class FC 5.79%, (TSFR1M+0.59%), 02/20/2065	1,620,844	1,614,721
Series 2015-H06, Class FA 5.79%, (TSFR1M+0.59%), 02/20/2065	814,796	813,085
Series 2015-H08, Class FC 5.79%, (TSFR1M+0.59%), 03/20/2065	2,382,615	2,378,530
Series 2015-H10, Class FC 5.79%, (TSFR1M+0.59%), 04/20/2065	1,853,573	1,850,207
Series 2015-H12, Class FA 5.79%, (TSFR1M+0.59%), 05/20/2065	861,154	859,684
Series 2013-H18, Class EA 5.81%, (TSFR1M+0.61%), 07/20/2063	48,667	48,529
Series 2015-H23, Class FB 5.83%, (TSFR1M+0.63%), 09/20/2065	490,543	489,831
Series 2015-H26, Class FG 5.83%, (TSFR1M+0.63%), 10/20/2065	349,099	347,852
Series 2012-H08, Class FB 5.91%, (TSFR1M+0.71%), 03/20/2062	152,150	152,046
Series 2014-H09, Class TA 5.91%, (TSFR1M+0.71%), 04/20/2064	68,352	68,271
Series 2015-H29, Class FL 5.91%, (TSFR1M+0.71%), 11/20/2065	1,128,184	1,125,567
Series 2015-H30, Class FE 5.91%, (TSFR1M+0.71%), 11/20/2065	1,434,490	1,433,716
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2015-H07, Class ES 5.94%, (TSFR1M+0.58%), 02/20/2065	$ 410,906	$ 409,544
Series 2015-H32, Class FH 5.97%, (TSFR1M+0.77%), 12/20/2065	405,231	405,282
Series 2016-H26, Class FC 6.31%, (TSFR1M+1.11%), 12/20/2066	238,963	239,615
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.32%, 10/20/2040(2)	554,044	564,200
Series 2015-137, Class WA 5.56%, 01/20/2038(2)	16,923	17,214
		80,256,964
Total Collateralized Mortgage Obligations (cost $227,845,373)		217,999,156
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.3%
U.S. Government — 23.6%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	321,453
1.25%, 05/15/2050	3,841,000	1,929,952
1.38%, 11/15/2040(10)	20,380,000	13,079,820
1.38%, 08/15/2050	340,000	175,870
1.63%, 11/15/2050	2,825,000	1,561,364
1.75%, 08/15/2041	6,050,000	4,057,990
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,641,681
2.00%, 02/15/2050 to 08/15/2051	6,945,000	4,241,741
2.25%, 05/15/2041 to 02/15/2052	15,272,000	10,182,016
2.38%, 02/15/2042 to 11/15/2049	14,100,000	10,202,862
2.50%, 02/15/2045	3,900,000	2,808,152
2.75%, 08/15/2042	4,100,000	3,189,832
2.88%, 05/15/2043 to 05/15/2052	6,954,000	5,347,305
3.00%, 11/15/2044 to 08/15/2052	6,443,000	4,901,625
3.13%, 02/15/2043	4,020,000	3,292,788
3.38%, 05/15/2044	3,500,000	2,942,598
3.50%, 02/15/2039	351,200	318,741
3.63%, 08/15/2043 to 02/15/2053	14,338,000	12,407,557
3.75%, 11/15/2043	9,944,000	8,868,417
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,365,329
4.25%, 11/15/2040 to 02/15/2054	7,743,000	7,451,231
4.38%, 02/15/2038 to 08/15/2043	20,860,000	20,352,995
4.50%, 02/15/2044	16,900,000	16,715,156
4.75%, 11/15/2043 to 11/15/2053	8,650,000	8,880,993
5.25%, 11/15/2028	90,000	93,670
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,758,030	1,753,833
2.50%, 01/15/2029(11)	5,586,146	5,735,698
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2028 to 02/15/2041	38,343,724	25,265,612
United States Treasury Notes
0.63%, 08/15/2030	620,000	507,044
1.25%, 08/15/2031	490,000	404,633
1.50%, 02/15/2030	660,000	576,572
1.63%, 05/15/2031	2,305,000	1,965,823
1.75%, 01/31/2029	1,535,000	1,391,573
1.88%, 02/28/2029	23,100,000	21,021,902
2.75%, 05/31/2029	400,000	376,453
2.88%, 04/30/2029 to 05/15/2032	25,205,000	23,510,999
3.13%, 08/31/2029	2,655,000	2,534,488
3.25%, 06/30/2029	7,000,000	6,728,477
3.50%, 02/15/2033	5,300,000	5,020,508
3.75%, 05/31/2030	7,000,000	6,848,516
4.00%, 02/15/2034	19,476,300	19,056,342
4.13%, 02/15/2027 to 07/31/2028	85,600,000	85,514,203

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.25%, 06/30/2029	$ 9,800,000	$ 9,834,070
4.38%, 12/15/2026	25,600,000	25,713,000
4.50%, 11/15/2033	1,600,000	1,626,625
4.63%, 04/30/2029	5,000,000	5,094,727
		411,812,236
U.S. Government Agency — 20.7%
Federal Home Loan Mtg. Corp.
2.00%, 05/01/2037 to 03/01/2052	21,133,773	16,996,843
2.50%, 07/01/2050 to 07/01/2053	12,597,467	10,514,257
3.00%, 10/01/2037 to 10/01/2052	9,891,360	8,657,282
3.50%, 11/01/2037 to 07/01/2052	5,566,462	5,048,549
3.75%, 08/01/2032	2,200,000	2,060,146
4.00%, 07/01/2025 to 09/01/2049	2,436,122	2,301,856
4.50%, 07/01/2025 to 11/01/2052	3,232,266	3,114,580
5.00%, 11/01/2035 to 06/01/2053	2,812,201	2,737,321
5.50%, 06/01/2026 to 09/01/2053	3,709,712	3,686,347
6.00%, 03/01/2054	392,368	394,925
Federal National Mtg. Assoc.
1.50%, 02/01/2042	66,776	53,765
1.93%, 11/01/2031	2,600,000	2,168,894
2.00%, 01/01/2032 to 03/01/2052	24,193,241	20,184,905
2.42%, 10/01/2029	1,864,523	1,686,436
2.50%, 11/01/2031 to 03/01/2062	49,904,296	41,660,740
2.83%, 05/01/2027	2,389,228	2,293,966
2.92%, 02/01/2030 to 05/01/2030	3,455,090	3,183,748
2.94%, 05/01/2030	1,638,982	1,512,891
2.97%, 06/01/2030	1,760,496	1,628,632
3.00%, 11/01/2028 to 06/01/2062	28,704,149	25,003,505
3.03%, 04/01/2030	2,000,000	1,849,962
3.04%, 12/01/2024	2,244,725	2,233,690
3.12%, 06/01/2035	2,000,000	1,746,288
3.16%, 02/01/2032	2,585,827	2,357,990
3.50%, 04/01/2038 to 06/01/2062	15,266,870	13,637,955
3.54%, 06/01/2032	2,723,000	2,502,879
3.76%, 12/01/2035	1,707,308	1,585,476
3.77%, 12/01/2025	692,225	684,517
3.81%, 12/01/2028	920,000	891,786
3.89%, 09/01/2032	2,314,000	2,187,135
3.90%, 02/01/2033	2,150,000	2,022,174
3.92%, 09/01/2032	2,000,000	1,896,318
3.95%, 01/01/2027	119,601	118,326
4.00%, 01/01/2035 to 05/01/2053	9,329,537	8,851,843
4.17%, 05/01/2033	1,500,000	1,438,056
4.22%, 10/01/2032	1,664,000	1,610,100
4.31%, 06/01/2030	2,000,000	1,968,532
4.33%, 01/01/2033	2,000,000	1,949,690
4.42%, 02/01/2033	3,110,000	3,039,590
4.50%, 05/01/2025 to 09/01/2052	5,449,888	5,291,638
4.52%, 10/01/2033	800,000	785,848
4.55%, 09/01/2033	2,004,809	1,985,809
4.59%, 04/01/2033	2,083,000	2,047,848
4.74%, 02/01/2033	1,915,000	1,905,552
4.85%, 12/01/2032	1,279,380	1,289,149
5.00%, 03/01/2034 to 01/01/2054	8,580,423	8,397,894
5.08%, 02/01/2030	1,600,000	1,630,816
5.29%, 12/01/2032	1,503,584	1,538,225
5.50%, 07/01/2025 to 05/01/2058	2,736,794	2,749,847
5.56%, 03/01/2038	676,196	689,794
6.00%, 02/01/2033 to 04/01/2054	4,963,372	5,008,577
6.50%, 02/01/2053 to 02/01/2054	5,042,149	5,147,874
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. VRS
1.51%, 11/01/2032(2)	$ 5,426,202	$ 4,342,235
1.75%, 03/01/2032(2)	3,095,551	2,558,853
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	7,122,711	5,814,291
2.50%, 08/20/2051 to 04/20/2052	15,022,574	12,734,906
2.50%, November 30 TBA	3,275,000	2,774,019
3.00%, 11/20/2044 to 10/20/2052	7,023,336	6,191,588
3.50%, 10/20/2033 to 06/20/2052	10,519,466	9,547,632
4.00%, 12/20/2042 to 10/20/2052	10,267,397	9,590,323
4.25%, 01/20/2045 to 06/20/2045	2,830,218	2,688,960
4.50%, 04/15/2039 to 01/20/2053	10,617,496	10,206,016
5.00%, 05/20/2052 to 06/20/2063	5,751,564	5,591,565
5.00%, November 30 TBA	1,500,000	1,465,067
5.00%, December 30 TBA	2,250,000	2,195,842
5.50%, 12/15/2036 to 08/20/2054	6,597,981	6,571,997
6.00%, 12/15/2032 to 04/20/2054	1,065,810	1,074,577
6.00%, December 30 TBA	1,700,000	1,709,834
6.50%, November 30 TBA	825,000	838,141
7.00%, 12/20/2053	120,124	123,029
Government National Mtg. Assoc. FRS
6.50%, (1 Yr USTYCR+1.66%), 04/20/2072	1,958,887	2,023,631
6.50%, (1 Yr USTYCR+1.64%), 05/20/2072	1,812,160	1,872,216
6.54%, (1 Yr USTYCR+1.70%), 03/20/2072	1,865,643	1,931,428
6.58%, (1 Yr USTYCR+1.78%), 09/20/2071	1,962,122	2,032,680
6.66%, (1 Yr USTYCR+1.83%), 08/20/2071	1,996,126	2,069,944
6.67%, (1 Yr USTYCR+1.81%), 04/20/2072	1,952,203	2,028,446
6.68%, (1 Yr USTYCR+1.83%), 07/20/2072	1,792,876	1,871,961
6.84%, (1 Yr USTYCR+1.98%), 03/20/2072	1,709,751	1,783,808
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	794,037
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	335,074	305,848
Series 2012-20H, Class 1 2.37%, 08/01/2032	160,798	148,703
Series 2013-20F, Class 1 2.45%, 06/01/2033	469,267	432,389
Series 2013-20G, Class 1 3.15%, 07/01/2033	536,113	505,830
Series 2013-20H, Class 1 3.16%, 08/01/2033	584,203	551,708
Series 2013-20I, Class 1 3.62%, 09/01/2033	254,295	243,583
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	346,143
4.63%, 09/15/2060	240,000	223,091
Uniform Mtg. Backed Securities
2.00%, December 15 TBA	1,000,000	891,537
2.00%, December 30 TBA	1,375,000	1,090,470
2.00%, November 30 TBA	950,000	752,859
2.50%, November 15 TBA	2,500,000	2,281,849
2.50%, November 30 TBA	1,475,000	1,220,098
2.50%, December 30 TBA	2,175,000	1,799,807
3.00%, November 30 TBA	2,500,000	2,151,967
		361,303,674
Total U.S. Government & Agency Obligations (cost $837,795,076)		773,115,910
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	258,930

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Chile
2.55%, 01/27/2032	$ 256,000	$ 218,889
Republic of Peru
5.63%, 11/18/2050	54,000	52,584
Republic of Poland
5.50%, 03/18/2054	368,000	355,382
United Mexican States
2.66%, 05/24/2031	541,000	448,601
3.75%, 01/11/2028	547,000	524,915
3.77%, 05/24/2061	398,000	238,902
4.40%, 02/12/2052	400,000	284,259
4.60%, 02/10/2048	400,000	299,936
4.75%, 03/08/2044	1,080,000	856,782
6.34%, 05/04/2053	210,000	194,868
Total Foreign Government Obligations (cost $4,628,514)		3,734,048
MUNICIPAL SECURITIES — 0.8%
Berks County Municipal Authority Class A4
7.00%, 06/30/2039	2,206,000	2,018,325
Berks County Municipal Authority Class B2
8.00%, 06/30/2044	1,160,000	645,588
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	521,670
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,304,514
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,522,468
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	493,554
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,311,148
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	419,213
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	451,429
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	185,000	184,185
5.14%, 12/01/2036	3,955,000	3,579,009
Total Municipal Securities (cost $14,631,024)		13,451,103
Total Long-Term Investment Securities (cost $1,847,172,049)		1,729,306,611
SHORT-TERM INVESTMENTS — 1.4%
U.S. Government Agency — 1.2%
Federal Home Loan Bank
4.55%, 11/01/2024	21,879,000	21,876,268
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.2%
State Street Institutional Liquid Reserves Fund, Trust Class 4.81%(12)	2,759,305	$ 2,760,685
Total Short-Term Investments (cost $24,639,426)		24,636,953
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $340,697 and collateralized by $347,800 of United States Treasury Notes, bearing interest at 4.13% due 10/31/2026 and having an approximate value of $347,560 (cost $340,683)	$ 340,683	340,683
TOTAL INVESTMENTS (cost $1,872,152,158)	100.4%	1,754,284,247
Other assets less liabilities	(0.4)	(6,462,541)
NET ASSETS	100.0%	$1,747,821,706
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $404,469,908 representing 23.1% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$362,397	$51,279	$90,599	$25.00	0.0%
(5)	Security in default of interest.
(6)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2024.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of October 31, 2024.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
264	Short	U.S. Treasury Long Bonds	December 2024	$32,839,760	$31,143,750	$1,696,010
30	Short	U.S. Treasury Ultra Bonds	December 2024	3,999,075	3,768,751	230,324
						$1,926,334
						Unrealized (Depreciation)
504	Long	U.S. Treasury 2 Year Notes	December 2024	$104,602,333	$103,796,437	$ (805,896)
189	Long	U.S. Treasury 5 Year Notes	December 2024	20,692,463	20,267,297	(425,166)
140	Long	U.S. Treasury Long Bonds	December 2024	17,457,366	16,515,625	(941,741)
155	Long	U.S. Treasury Ultra 10 Year Notes	December 2024	18,348,716	17,631,250	(717,466)
360	Long	U.S. Treasury Ultra Bonds	December 2024	48,344,329	45,225,000	(3,119,329)
						$(6,009,598)
		Net Unrealized Appreciation (Depreciation)				$(4,083,264)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$90,599	$90,599
Other Industries	—	557,927,173	—	557,927,173
Asset Backed Securities:
Other Asset Backed Securities	—	114,573,895	45,629	114,619,524
Other Industries	—	48,369,098	—	48,369,098
Collateralized Mortgage Obligations	—	217,999,156	—	217,999,156
U.S. Government & Agency Obligations	—	773,115,910	—	773,115,910
Foreign Government Obligations	—	3,734,048	—	3,734,048
Municipal Securities	—	13,451,103	—	13,451,103
Short-Term Investments:
U.S. Government Agency	—	21,876,268	—	21,876,268
Other Short-Term Investments	2,760,685	—	—	2,760,685
Repurchase Agreements	—	340,683	—	340,683
Total Investments at Value	$2,760,685	$1,751,387,334	$136,228	$1,754,284,247
Other Financial Instruments:†
Futures Contracts	$1,926,334	$—	$—	$1,926,334
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,009,598	$—	$—	$6,009,598
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Advertising — 2.7%
Trade Desk, Inc., Class A†	148,610	$ 17,864,408
Aerospace/Defense — 1.8%
HEICO Corp., Class A	61,275	11,765,413
Apparel — 0.5%
On Holding AG, Class A†	70,746	3,354,775
Banks — 1.3%
NU Holdings, Ltd., Class A†	556,641	8,399,713
Beverages — 0.7%
Constellation Brands, Inc., Class A	19,594	4,552,470
Biotechnology — 5.3%
Alnylam Pharmaceuticals, Inc.†	42,398	11,302,883
Amicus Therapeutics, Inc.†	176,155	2,011,690
Apellis Pharmaceuticals, Inc.†	78,125	2,129,688
Exelixis, Inc.†	130,547	4,334,160
Insmed, Inc.†	56,907	3,828,703
Intra-Cellular Therapies, Inc.†	78,997	6,694,996
REVOLUTION Medicines, Inc.†	45,951	2,458,378
Viking Therapeutics, Inc.†	34,958	2,535,853
		35,296,351
Building Materials — 3.4%
AAON, Inc.	63,537	7,257,196
Eagle Materials, Inc.	21,685	6,190,200
Simpson Manufacturing Co., Inc.	24,479	4,401,080
Trane Technologies PLC	12,646	4,681,043
		22,529,519
Commercial Services — 5.9%
Booz Allen Hamilton Holding Corp.	74,188	13,476,992
Bright Horizons Family Solutions, Inc.†	54,367	7,256,363
Cintas Corp.	15,922	3,276,907
Moody's Corp.	8,614	3,911,101
Quanta Services, Inc.	38,920	11,739,440
		39,660,803
Computers — 4.2%
Crowdstrike Holdings, Inc., Class A†	9,991	2,966,028
CyberArk Software, Ltd.†	16,337	4,517,507
Gartner, Inc.†	23,806	11,962,515
Globant SA†	35,460	7,442,700
Rubrik, Inc., Class A†	34,372	1,418,189
		28,306,939
Cosmetics/Personal Care — 0.6%
e.l.f. Beauty, Inc.†	41,212	4,337,563
Distribution/Wholesale — 1.8%
Copart, Inc.†	99,762	5,134,750
Pool Corp.	19,256	6,963,740
		12,098,490
Diversified Financial Services — 8.2%
Air Lease Corp.	80,059	3,550,617
Ares Management Corp., Class A	70,932	11,893,878
Coinbase Global, Inc., Class A†	16,422	2,943,643
Interactive Brokers Group, Inc., Class A	53,191	8,115,883
LPL Financial Holdings, Inc.	25,698	7,251,462
Raymond James Financial, Inc.	36,950	5,476,729
Rocket Cos., Inc., Class A†	288,836	4,650,259
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
TPG, Inc.	55,498	$ 3,756,105
Tradeweb Markets, Inc., Class A	55,682	7,071,614
		54,710,190
Electric — 0.6%
Vistra Corp.	33,736	4,215,651
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	31,647	5,802,161
Electronics — 2.8%
Amphenol Corp., Class A	55,721	3,734,422
Garmin, Ltd.	29,284	5,808,481
Hubbell, Inc.	12,012	5,129,484
Mettler-Toledo International, Inc.†	3,074	3,970,840
		18,643,227
Entertainment — 0.8%
Flutter Entertainment PLC†	23,567	5,485,691
Hand/Machine Tools — 0.6%
MSA Safety, Inc.	25,016	4,151,405
Healthcare-Products — 5.4%
Agilent Technologies, Inc.	24,881	3,242,243
Cooper Cos., Inc.†	55,928	5,854,543
Exact Sciences Corp.†	77,282	5,327,048
IDEXX Laboratories, Inc.†	7,579	3,084,047
Inspire Medical Systems, Inc.†	21,010	4,097,791
Natera, Inc.†	69,519	8,409,018
West Pharmaceutical Services, Inc.	19,543	6,017,876
		36,032,566
Healthcare-Services — 1.2%
Acadia Healthcare Co., Inc.†	43,133	1,841,348
Centene Corp.†	31,358	1,952,349
IQVIA Holdings, Inc.†	22,277	4,585,052
		8,378,749
Home Builders — 0.6%
Thor Industries, Inc.	38,867	4,045,277
Insurance — 0.9%
Arthur J. Gallagher & Co.	20,666	5,811,279
Internet — 2.5%
DoorDash, Inc., Class A†	46,985	7,362,549
Palo Alto Networks, Inc.†	12,520	4,511,332
Robinhood Markets, Inc., Class A†	208,630	4,900,719
		16,774,600
Leisure Time — 0.6%
Planet Fitness, Inc., Class A†	55,546	4,361,472
Lodging — 2.8%
Hilton Worldwide Holdings, Inc.	52,568	12,345,595
Las Vegas Sands Corp.	127,331	6,602,112
		18,947,707
Machinery-Construction & Mining — 2.7%
GE Vernova, Inc.†	12,958	3,908,910
Vertiv Holdings Co., Class A	129,900	14,196,771
		18,105,681
Machinery-Diversified — 2.6%
Esab Corp.	49,366	6,073,993

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Ingersoll Rand, Inc.	58,048	$ 5,572,608
Westinghouse Air Brake Technologies Corp.	31,529	5,926,821
		17,573,422
Media — 0.8%
FactSet Research Systems, Inc.	12,500	5,675,750
Miscellaneous Manufacturing — 2.0%
ITT, Inc.	58,586	8,209,070
Teledyne Technologies, Inc.†	11,290	5,140,563
		13,349,633
Oil & Gas — 1.0%
EOG Resources, Inc.	52,413	6,392,289
Oil & Gas Services — 1.0%
TechnipFMC PLC	241,177	6,437,014
Pharmaceuticals — 1.6%
Dexcom, Inc.†	45,295	3,192,392
McKesson Corp.	11,289	5,651,160
Vaxcyte, Inc.†	14,652	1,558,240
		10,401,792
Pipelines — 1.2%
Cheniere Energy, Inc.	42,028	8,043,319
Private Equity — 0.6%
KKR & Co., Inc.	30,408	4,203,602
Retail — 7.0%
AutoZone, Inc.†	1,484	4,465,356
Burlington Stores, Inc.†	28,610	7,088,700
Casey's General Stores, Inc.	17,360	6,840,187
Domino's Pizza, Inc.	15,073	6,236,152
Floor & Decor Holdings, Inc., Class A†	33,838	3,487,006
Ross Stores, Inc.	39,789	5,559,319
Tractor Supply Co.	39,682	10,535,968
Ulta Beauty, Inc.†	6,591	2,431,947
		46,644,635
Semiconductors — 5.7%
Entegris, Inc.	69,908	7,320,067
Marvell Technology, Inc.	51,517	4,127,027
Monolithic Power Systems, Inc.	8,149	6,187,536
ON Semiconductor Corp.†	77,097	5,434,567
Onto Innovation, Inc.†	22,385	4,439,617
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Rambus, Inc.†	73,866	$ 3,532,272
Teradyne, Inc.	68,018	7,224,192
		38,265,278
Software — 13.6%
AppLovin Corp., Class A†	48,578	8,228,628
Atlassian Corp., Class A†	26,107	4,922,214
Confluent, Inc., Class A†	183,529	4,802,954
Datadog, Inc., Class A†	86,899	10,900,611
Elastic NV†	26,144	2,097,533
HubSpot, Inc.†	21,237	11,782,075
MongoDB, Inc.†	28,296	7,651,238
MSCI, Inc.	12,905	7,371,336
Nutanix, Inc., Class A†	80,619	5,006,440
Palantir Technologies, Inc., Class A†	103,027	4,281,802
Snowflake, Inc., Class A†	16,244	1,865,136
Synopsys, Inc.†	5,936	3,048,789
Take-Two Interactive Software, Inc.†	38,556	6,235,276
Tyler Technologies, Inc.†	11,282	6,832,266
Veeva Systems, Inc., Class A†	29,481	6,156,517
		91,182,815
Transportation — 2.2%
JB Hunt Transport Services, Inc.	33,249	6,005,434
Saia, Inc.†	18,392	8,986,515
		14,991,949
Total Long-Term Investment Securities (cost $555,859,873)		656,793,598
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(1) (cost $11,690,671)	11,690,671	11,690,671
TOTAL INVESTMENTS (cost $567,550,544)	99.9%	668,484,269
Other assets less liabilities	0.1	907,919
NET ASSETS	100.0%	$669,392,188
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2024.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$656,793,598	$—	$—	$656,793,598
Short-Term Investments	11,690,671	—	—	11,690,671
Total Investments at Value	$668,484,269	$—	$—	$668,484,269
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 65.4%
Aerospace/Defense — 0.5%
L3harris Technologies, Inc.
3.83%, 04/27/2025	$ 1,821,000	$ 1,811,920
Agriculture — 1.7%
Altria Group, Inc.
2.35%, 05/06/2025	1,808,000	1,784,157
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	1,797,000	1,752,331
4.10%, 01/07/2028	200,000	196,200
Philip Morris International, Inc.
1.50%, 05/01/2025	230,000	226,327
Reynolds American, Inc.
4.45%, 06/12/2025	1,790,000	1,783,635
		5,742,650
Auto Manufacturers — 6.6%
American Honda Finance Corp.
1.00%, 09/10/2025	500,000	485,163
5.80%, 10/03/2025	665,000	672,550
American Honda Finance Corp. FRS
5.39%, (SOFR+0.45%), 06/13/2025	2,500,000	2,500,790
BMW US Capital LLC
4.60%, 08/13/2027*	345,000	344,415
5.30%, 08/11/2025*	332,000	333,785
BMW US Capital LLC FRS
5.41%, (SOFR+0.55%), 04/02/2026*	2,014,000	2,014,595
Daimler Truck Finance North America LLC
5.60%, 08/08/2025*	2,625,000	2,642,054
Hyundai Capital America
2.65%, 02/10/2025*	300,000	297,729
5.80%, 06/26/2025*	2,064,000	2,075,651
5.88%, 04/07/2025*	1,184,000	1,187,538
Mercedes-Benz Finance North America LLC
4.88%, 07/31/2026*	2,640,000	2,653,805
Toyota Motor Credit Corp. FRS
5.56%, (SOFR+0.45%), 05/15/2026	2,212,000	2,212,265
5.99%, (SOFR+0.89%), 05/18/2026	3,030,000	3,051,802
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	2,110,000	2,093,710
		22,565,852
Banks — 19.5%
ABN AMRO Bank NV
6.34%, 09/18/2027*	1,400,000	1,435,908
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	400,000	387,631
5.86%, 09/14/2026	2,800,000	2,813,925
Bank of America Corp.
1.32%, 06/19/2026	877,000	856,510
2.02%, 02/13/2026	302,000	299,237
3.38%, 04/02/2026	698,000	693,093
4.83%, 07/22/2026	480,000	479,397
Bank of Montreal
4.57%, 09/10/2027	998,000	996,269
Bank of Nova Scotia
4.40%, 09/08/2028	1,665,000	1,647,060
Banque Federative du Credit Mutuel SA
5.90%, 07/13/2026*	2,709,000	2,760,190
Barclays PLC
4.38%, 01/12/2026	381,000	378,652
4.84%, 09/10/2028	457,000	454,896
7.33%, 11/02/2026	2,248,000	2,294,833
Security Description	Shares or Principal Amount	Value

Banks (continued)
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	$ 1,408,000	$ 1,403,136
5.24%, 06/28/2027	835,000	847,004
Capital One NA
2.28%, 01/28/2026	677,000	671,959
Citibank, N.A.
4.93%, 08/06/2026	774,000	778,931
Citigroup, Inc.
2.01%, 01/25/2026	679,000	673,824
Credit Agricole SA
1.91%, 06/16/2026*	1,929,000	1,889,435
4.63%, 09/11/2028*	449,000	445,363
Danske Bank A/S
6.26%, 09/22/2026*	1,674,000	1,691,574
6.47%, 01/09/2026*	1,500,000	1,502,600
DNB Bank ASA
1.13%, 09/16/2026*	1,389,000	1,342,447
Goldman Sachs Group, Inc.
0.86%, 02/12/2026	1,747,000	1,725,358
3.50%, 04/01/2025	1,700,000	1,690,925
HSBC Holdings PLC
1.65%, 04/18/2026	4,648,000	4,574,503
ING Groep NV
3.87%, 03/28/2026	1,500,000	1,491,569
3.95%, 03/29/2027	365,000	357,742
4.63%, 01/06/2026*	3,193,000	3,186,631
Landeskreditbank Baden-Wuerttemberg Foerderbank FRS
5.86%, (SOFR+1.00%), 04/01/2025	800,000	802,500
Macquarie Bank, Ltd.
5.27%, 07/02/2027*	1,241,000	1,264,028
Macquarie Group, Ltd.
5.11%, 08/09/2026*	2,175,000	2,174,896
Mitsubishi UFJ Financial Group, Inc.
3.84%, 04/17/2026	2,332,000	2,317,716
Mizuho Financial Group, Inc.
2.23%, 05/25/2026	1,800,000	1,770,919
3.48%, 04/12/2026*	2,548,000	2,504,266
Morgan Stanley Bank NA
4.97%, 07/14/2028	452,000	454,520
NatWest Group PLC
5.85%, 03/02/2027	1,205,000	1,219,076
7.47%, 11/10/2026	1,638,000	1,676,845
NatWest Markets PLC
1.60%, 09/29/2026*	660,000	622,205
PNC Financial Services Group, Inc.
5.81%, 06/12/2026	183,000	183,825
Santander UK Group Holdings PLC
1.53%, 08/21/2026	1,500,000	1,454,435
6.83%, 11/21/2026	496,000	503,909
Standard Chartered PLC
4.05%, 04/12/2026*	1,865,000	1,842,784
6.17%, 01/09/2027*	618,000	625,400
State Street Corp.
4.53%, 02/20/2029	454,000	450,981
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	1,685,000	1,699,540
Sumitomo Mitsui Trust Bank, Ltd.
4.45%, 09/10/2027*	728,000	722,971
Truist Financial Corp.
4.00%, 05/01/2025	745,000	742,065

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
UBS Group AG
4.13%, 09/24/2025*	$ 3,650,000	$ 3,633,442
		66,436,925
Beverages — 0.2%
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	815,000	805,038
Biotechnology — 0.5%
Amgen, Inc.
3.13%, 05/01/2025	1,785,000	1,770,647
5.25%, 03/02/2025	50,000	50,053
		1,820,700
Building Materials — 0.1%
CRH America, Inc.
3.88%, 05/18/2025*	328,000	326,014
Chemicals — 2.2%
Eastman Chemical Co.
3.80%, 03/15/2025	177,000	176,149
EIDP, Inc.
1.70%, 07/15/2025	3,730,000	3,652,157
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	911,000	880,776
Nutrien, Ltd.
3.00%, 04/01/2025	2,749,000	2,728,756
		7,437,838
Commercial Services — 0.3%
Global Payments, Inc.
2.65%, 02/15/2025	913,000	906,348
Computers — 0.9%
Accenture Capital, Inc.
3.90%, 10/04/2027	355,000	350,549
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	545,000	542,442
HP, Inc.
2.20%, 06/17/2025	1,824,000	1,792,883
Leidos, Inc.
3.63%, 05/15/2025	480,000	475,898
		3,161,772
Cosmetics/Personal Care — 0.5%
Haleon UK Capital PLC
3.13%, 03/24/2025	1,800,000	1,787,639
Diversified Financial Services — 2.8%
American Express Co.
5.04%, 07/26/2028	491,000	494,319
Capital One Financial Corp.
2.64%, 03/03/2026	805,000	797,625
4.99%, 07/24/2026	1,506,000	1,504,391
Intercontinental Exchange, Inc.
3.65%, 05/23/2025	1,483,000	1,473,178
Jefferies Financial Group, Inc.
5.15%, 09/15/2025	1,397,000	1,397,009
Nomura Holdings, Inc.
1.85%, 07/16/2025	2,769,000	2,707,721
2.65%, 01/16/2025	1,014,000	1,008,613
		9,382,856
Security Description	Shares or Principal Amount	Value

Electric — 4.6%
AES Corp.
1.38%, 01/15/2026	$ 921,000	$ 882,052
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,800,000	1,781,514
Dominion Energy, Inc.
3.90%, 10/01/2025	1,832,000	1,818,261
DTE Energy Co.
1.05%, 06/01/2025	1,804,000	1,765,231
4.95%, 07/01/2027	322,000	323,740
Enel Finance International NV
4.50%, 06/15/2025*	1,103,000	1,097,646
Entergy Corp.
0.90%, 09/15/2025	1,885,000	1,820,822
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	2,590,000	2,609,285
Oncor Electric Delivery Co. LLC
0.55%, 10/01/2025	1,918,000	1,851,124
Public Service Enterprise Group, Inc.
0.80%, 08/15/2025	1,819,000	1,761,764
		15,711,439
Electronics — 0.3%
Amphenol Corp.
2.05%, 03/01/2025	821,000	812,875
Environmental Control — 0.6%
Republic Services, Inc.
3.20%, 03/15/2025	2,013,000	2,000,347
Food — 0.5%
General Mills, Inc.
4.00%, 04/17/2025	1,818,000	1,810,664
Forest Products & Paper — 0.8%
Georgia-Pacific LLC
1.75%, 09/30/2025*	2,833,000	2,763,535
Gas — 0.5%
NiSource, Inc.
0.95%, 08/15/2025	1,874,000	1,816,362
Hand/Machine Tools — 0.8%
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	2,755,000	2,729,323
Healthcare-Products — 1.9%
Boston Scientific Corp.
1.90%, 06/01/2025	2,775,000	2,729,038
Stryker Corp.
1.15%, 06/15/2025	2,250,000	2,201,092
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	1,390,000	1,386,862
3.55%, 04/01/2025	150,000	149,047
		6,466,039
Healthcare-Services — 2.2%
Cigna Corp.
3.25%, 04/15/2025	2,746,000	2,726,276
Elevance Health, Inc.
2.38%, 01/15/2025	1,816,000	1,805,800
Humana, Inc.
4.50%, 04/01/2025	1,280,000	1,277,549
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,653,000	1,645,870
		7,455,495

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 5.1%
Athene Global Funding
1.72%, 01/07/2025*	$ 930,000	$ 924,199
4.86%, 08/27/2026*	2,911,000	2,905,072
CNA Financial Corp.
4.50%, 03/01/2026	2,697,000	2,684,503
CNO Global Funding
4.95%, 09/09/2029*	257,000	253,947
Jackson National Life Global Funding
5.55%, 07/02/2027*	740,000	750,289
Lincoln National Corp.
3.35%, 03/09/2025	175,000	173,724
Met Tower Global Funding
4.00%, 10/01/2027*	300,000	295,699
New York Life Global Funding FRS
5.53%, (SOFR+0.67%), 04/02/2027*	206,000	206,428
5.79%, (SOFR+0.93%), 04/02/2026*	6,036,000	6,084,447
Principal Financial Group, Inc.
3.40%, 05/15/2025	235,000	233,139
Principal Life Global Funding II
1.25%, 06/23/2025*	2,562,000	2,505,435
4.60%, 08/19/2027*	383,000	383,390
		17,400,272
Machinery-Diversified — 0.5%
Otis Worldwide Corp.
2.06%, 04/05/2025	1,851,000	1,828,041
Media — 1.6%
Comcast Corp.
3.95%, 10/15/2025	311,000	309,419
Cox Communications, Inc.
3.85%, 02/01/2025*	1,802,000	1,795,540
Fox Corp.
3.05%, 04/07/2025	1,833,000	1,818,738
Walt Disney Co.
3.70%, 10/15/2025	1,433,000	1,423,066
		5,346,763
Oil & Gas — 0.8%
Marathon Petroleum Corp.
4.70%, 05/01/2025	1,750,000	1,747,723
Phillips 66
3.85%, 04/09/2025	1,051,000	1,046,111
		2,793,834
Packaging & Containers — 0.9%
Sonoco Products Co.
1.80%, 02/01/2025	1,148,000	1,137,606
4.45%, 09/01/2026	153,000	151,971
WRKCo., Inc.
3.75%, 03/15/2025	1,814,000	1,804,458
		3,094,035
Pharmaceuticals — 0.9%
CVS Health Corp.
3.88%, 07/20/2025	1,811,000	1,796,207
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	1,081,000	1,075,664
		2,871,871
Pipelines — 0.3%
ONEOK, Inc.
4.25%, 09/24/2027	940,000	928,043
Security Description	Shares or Principal Amount	Value

REITS — 1.3%
American Tower Corp.
2.40%, 03/15/2025	$ 920,000	$ 911,237
Boston Properties LP
3.20%, 01/15/2025	829,000	825,627
Crown Castle, Inc.
1.35%, 07/15/2025	937,000	914,028
Kilroy Realty LP
3.45%, 12/15/2024	1,733,000	1,728,651
		4,379,543
Retail — 1.9%
AutoZone, Inc.
3.25%, 04/15/2025	1,831,000	1,817,266
Darden Restaurants, Inc.
4.35%, 10/15/2027	382,000	377,270
Home Depot, Inc.
5.10%, 12/24/2025	452,000	455,466
5.15%, 06/25/2026	807,000	816,939
McDonald's Corp.
3.38%, 05/26/2025	2,710,000	2,689,081
Starbucks Corp.
3.80%, 08/15/2025	218,000	216,469
		6,372,491
Software — 2.1%
Fidelity National Information Services, Inc.
4.50%, 07/15/2025	1,791,000	1,784,992
Fiserv, Inc.
3.85%, 06/01/2025	1,002,000	996,051
Oracle Corp.
2.95%, 05/15/2025	1,817,000	1,797,915
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,825,000	1,813,360
VMware LLC
4.50%, 05/15/2025	882,000	879,884
		7,272,202
Telecommunications — 0.7%
NBN Co., Ltd.
4.00%, 10/01/2027*	552,000	542,413
T-Mobile USA, Inc.
3.50%, 04/15/2025	1,828,000	1,815,934
		2,358,347
Transportation — 0.8%
Union Pacific Corp.
3.25%, 08/15/2025	2,739,000	2,709,420
Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025*	483,000	465,004
3.95%, 03/10/2025*	1,277,000	1,271,497
		1,736,501
Total Corporate Bonds & Notes (cost $222,056,080)		222,842,994
ASSET BACKED SECURITIES — 14.7%
Auto Loan Receivables — 4.9%
BofA Auto Trust
Series 2024-1A, Class A2 5.57%, 12/15/2026*	1,371,000	1,375,660
Ford Credit Auto Owner Trust
Series 2022-C, Class A3 4.48%, 12/15/2026	2,613,935	2,610,037

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A 5.43%, 09/21/2026	$ 1,262,649	$ 1,268,083
Hyundai Auto Receivables Trust
Series 2021-C, Class A3 0.74%, 05/15/2026	802,048	795,929
Series 2024-A, Class A2A 5.29%, 04/15/2027	1,156,678	1,160,135
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2A 5.44%, 02/16/2027	2,431,000	2,443,121
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A3 4.46%, 05/17/2027	1,175,010	1,172,612
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3 4.81%, 09/22/2028*	836,000	836,970
SBNA Auto Lease Trust
4.94%, 11/20/2026*	357,000	356,989
Series 2024-A, Class A3 5.39%, 11/20/2026*	1,771,000	1,779,924
Series 2024-B, Class A2 5.67%, 11/20/2026*	656,161	658,792
World Omni Auto Receivables Trust
Series 2024-B, Class A2A 5.48%, 09/15/2027	2,229,000	2,237,044
		16,695,296
Credit Card Receivables — 2.3%
American Express Credit Account Master Trust
Series 2021-1, Class A 0.90%, 11/15/2026	3,600,000	3,594,231
Series 2022-3, Class A 3.75%, 08/15/2027	2,100,000	2,085,581
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	2,039,000	2,047,287
		7,727,099
Other Asset Backed Securities — 7.5%
Apidos CLO XVIII FRS
Series 2018-18A, Class AR 5.78%, (TSFR3M+1.15%), 10/22/2030*	1,019,312	1,020,291
Apidos CLO XXV FRS
Series 2016-25A, Class A1R2 5.77%, (TSFR3M+1.15%), 10/20/2031*	1,375,997	1,377,803
Apidos CLO XXXI FRS
Series 2019-31A, Class A1R 6.02%, (TSFR3M+1.36%), 04/15/2031*	2,512,557	2,519,665
Ares XXXVII CLO, Ltd. FRS
Series 2015-4A, Class A1RR 5.74%, (TSFR3M+1.08%), 10/15/2030*	1,978,714	1,981,553
Benefit Street Partners CLO VIII, Ltd. FRS
Series 2015-8A, Class A1AR 5.98%, (TSFR3M+1.36%), 01/20/2031*	365,895	366,235
Buttermilk Park CLO, Ltd. FRS
Series 2018-1A, Class A1R 5.74%, (TSFR3M+1.08%), 10/15/2031*	1,530,608	1,532,698
Carlyle US CLO, Ltd. FRS
Series 2018-2A, Class A1R 5.81%, (TSFR3M+1.15%), 10/15/2031*	593,324	594,249
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Dell Equipment Finance Trust
Series 2023-3, Class A2 6.10%, 04/23/2029*	$ 542,890	$ 544,925
Dewolf Park CLO, Ltd. FRS
Series 2017-1A, Class AR 5.84%, (TSFR3M+1.18%), 10/15/2030*	1,444,023	1,446,452
Galaxy XX CLO, Ltd. FRS
Series 2015-20A, Class AR 5.88%, (TSFR3M+1.26%), 04/20/2031*	744,735	746,014
Galaxy XXVI CLO, Ltd. FRS
Series 2018-26A, Class AR 6.29%, (TSFR3M+1.17%), 11/22/2031*	2,095,194	2,096,222
John Deere Owner Trust
Series 2022-C, Class A3 5.09%, 06/15/2027	1,634,079	1,637,867
Magnetite XII, Ltd. FRS
Series 2015-12A, Class AR4 5.81%, (TSFR3M+1.15%), 10/15/2031*	1,709,490	1,710,293
Palmer Square Loan Funding 2024-1, Ltd. FRS
Series 2024-1A, Class A1 6.16%, (TSFR3M+1.05%), 10/15/2032*	700,000	700,189
Palmer Square Loan Funding 2024-3, Ltd. FRS
Series 2024-3A, Class A1 6.24%, (TSFR3M+1.08%), 08/08/2032*	3,375,000	3,377,835
SCF Equipment Leasing LLC
Series 2024-1A, Class A2 5.88%, 11/20/2029*	433,000	435,804
Symphony CLO XX, Ltd. FRS
Series 2018-20A, Class AR2 5.75%, (TSFR3M+1.10%), 01/16/2032*	2,230,603	2,231,495
Symphony CLO, Ltd. FRS
Series 2022-34A, Class X 6.18%, (TSFR3M+1.55%), 07/24/2036*	1,443,214	1,448,400
		25,767,990
Total Asset Backed Securities (cost $49,995,169)		50,190,385
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.8%
U.S. Government — 7.8%
United States Treasury Notes
3.50%, 09/30/2026	16,000,000	15,803,750
United States Treasury Notes FRS
4.73%, (3 UTBMM+0.17%), 04/30/2025	10,850,000	10,848,905
Total U.S. Government & Agency Obligations (cost $26,712,957)		26,652,655
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Diversified Financial Services — 1.2%
CDP Financial, Inc. FRS
5.53%, (SOFR+0.40%), 05/19/2025*	2,400,000	2,402,354
5.53%, (SOFR+0.40%), 05/19/2025	1,600,000	1,601,569
Total Foreign Government Obligations (cost $4,000,799)		4,003,923
Total Long-Term Investment Securities (cost $302,765,005)		303,689,957
SHORT-TERM INVESTMENTS — 10.4%
Certificate of Deposit — 1.2%
Bank of Nova Scotia FRS
5.16%, (SOFR+0.34%), 06/04/2025	3,379,000	3,380,771

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Certificate of Deposit (continued)
Kookmin Bank FRS
5.34%, (SOFR+0.52%), 04/23/2025	$ 867,000	$ 867,737
		4,248,508
Commercial Paper — 5.7%
ABN AMRO Funding USA LLC
5.13%, 11/20/2024*	3,388,000	3,378,942
Citigroup Global Markets, Inc.
5.21%, 06/03/2025*	3,017,000	2,935,414
Glencore Funding LLC
5.47%, 02/28/2025*	2,532,000	2,491,530
Henkel Corp.
5.38%, 11/25/2024*	2,974,000	2,964,340
National Bank of Canada
5.25%, 05/23/2025*	3,938,000	3,837,456
Societe Generale
5.25%, 05/29/2025*	3,746,000	3,648,651
		19,256,333
Unaffiliated Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(1)	11,988,691	11,988,691
Total Short-Term Investments (cost $35,439,984)		35,493,532
TOTAL INVESTMENTS (cost $338,204,989)	99.5%	339,183,489
Other assets less liabilities	0.5	1,626,847
NET ASSETS	100.0%	$340,810,336
@	Effective April 29,2024, the SA DFA Ultra Short Bond Portfolio changed its name to SA JPMorgan Ultra-Short Bond Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $115,535,898 representing 33.9% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2024.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$222,842,994	$—	$222,842,994
Asset Backed Securities	—	50,190,385	—	50,190,385
U.S. Government & Agency Obligations	—	26,652,655	—	26,652,655
Foreign Government Obligations	—	4,003,923	—	4,003,923
Short-Term Investments:
Unaffiliated Investment Companies	11,988,691	—	—	11,988,691
Other Short-Term Investments	—	23,504,841	—	23,504,841
Total Investments at Value	$11,988,691	$327,194,798	$—	$339,183,489
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.5%
Aerospace/Defense — 0.8%
Boeing Co.†	5,885	$ 878,689
General Electric Co.	10,652	1,829,800
Howmet Aerospace, Inc.	5,408	539,286
TransDigm Group, Inc.	1,282	1,669,549
		4,917,324
Agriculture — 0.3%
Philip Morris International, Inc.	13,143	1,744,076
Airlines — 0.1%
Delta Air Lines, Inc.	8,204	469,433
Apparel — 0.2%
Deckers Outdoor Corp.†	3,484	560,541
NIKE, Inc., Class B	11,803	910,365
Ralph Lauren Corp.	504	99,757
		1,570,663
Auto Manufacturers — 2.6%
PACCAR, Inc.	8,742	911,616
Tesla, Inc.†	63,391	15,838,241
		16,749,857
Beverages — 0.7%
Coca-Cola Co.	34,563	2,257,309
Monster Beverage Corp.†	9,669	509,363
PepsiCo, Inc.	11,297	1,876,206
		4,642,878
Biotechnology — 0.5%
Regeneron Pharmaceuticals, Inc.†	1,454	1,218,743
Vertex Pharmaceuticals, Inc.†	3,774	1,796,348
		3,015,091
Building Materials — 0.6%
Builders FirstSource, Inc.†	2,661	456,095
Carrier Global Corp.	9,207	669,533
Martin Marietta Materials, Inc.	921	545,545
Masco Corp.	2,692	215,118
Trane Technologies PLC	3,557	1,316,659
Vulcan Materials Co.	1,930	528,685
		3,731,635
Chemicals — 0.7%
Celanese Corp.	2,496	314,421
CF Industries Holdings, Inc.	2,225	182,962
Ecolab, Inc.	2,951	725,149
Linde PLC	5,711	2,605,073
Sherwin-Williams Co.	2,651	951,099
		4,778,704
Commercial Services — 1.2%
Automatic Data Processing, Inc.	3,634	1,051,098
Cintas Corp.	4,305	886,012
Corpay, Inc.†	1,586	522,936
Equifax, Inc.	1,103	292,317
Moody's Corp.	1,681	763,241
Quanta Services, Inc.	2,323	700,687
Rollins, Inc.	2,760	130,106
S&P Global, Inc.	3,218	1,545,799
United Rentals, Inc.	1,522	1,237,082
Verisk Analytics, Inc.	1,789	491,474
		7,620,752
Security Description	Shares or Principal Amount	Value

Computers — 13.2%
Accenture PLC, Class A	7,728	$ 2,664,769
Apple, Inc.	347,370	78,474,357
Crowdstrike Holdings, Inc., Class A†	5,275	1,565,989
Dell Technologies, Inc., Class C	3,484	430,727
EPAM Systems, Inc.†	521	98,287
Fortinet, Inc.†	14,505	1,140,963
Gartner, Inc.†	1,761	884,903
NetApp, Inc.	1,737	200,293
Seagate Technology Holdings PLC	1,967	197,428
Super Micro Computer, Inc.†	11,511	335,085
		85,992,801
Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	7,281	682,302
Procter & Gamble Co.	20,976	3,464,816
		4,147,118
Distribution/Wholesale — 0.4%
Copart, Inc.†	20,007	1,029,760
Fastenal Co.	6,542	511,454
Pool Corp.	498	180,097
WW Grainger, Inc.	761	844,124
		2,565,435
Diversified Financial Services — 2.9%
American Express Co.	8,981	2,425,588
Ameriprise Financial, Inc.	1,189	606,747
Cboe Global Markets, Inc.	1,531	326,976
CME Group, Inc.	2,962	667,516
Discover Financial Services	3,097	459,688
Mastercard, Inc., Class A	13,572	6,780,435
Visa, Inc., Class A	25,189	7,301,032
		18,567,982
Electric — 0.3%
Constellation Energy Corp.	3,215	845,416
Vistra Corp.	7,849	980,811
		1,826,227
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	2,538	465,317
Eaton Corp. PLC	5,640	1,870,111
Generac Holdings, Inc.†	839	138,897
		2,474,325
Electronics — 0.5%
Allegion PLC	757	105,700
Amphenol Corp., Class A	15,408	1,032,644
Fortive Corp.	8,004	571,726
Garmin, Ltd.	1,898	376,468
Hubbell, Inc.	564	240,845
Jabil, Inc.	1,399	172,203
Mettler-Toledo International, Inc.†	185	238,974
TE Connectivity PLC	2,708	399,213
		3,137,773
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,146	95,164
Entertainment — 0.1%
Caesars Entertainment, Inc.†	2,867	114,823
Live Nation Entertainment, Inc.†	3,578	419,127
		533,950

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.2%
Pentair PLC	2,646	$ 262,271
Republic Services, Inc.	2,658	526,284
Waste Management, Inc.	3,922	846,564
		1,635,119
Food — 0.2%
Hershey Co.	1,282	227,657
Lamb Weston Holdings, Inc.	2,165	168,199
Mondelez International, Inc., Class A	12,818	877,777
		1,273,633
Hand/Machine Tools — 0.0%
Snap-on, Inc.	542	178,930
Healthcare-Products — 1.6%
Align Technology, Inc.†	882	180,836
Boston Scientific Corp.†	18,506	1,554,874
Cooper Cos., Inc.†	1,911	200,044
Edwards Lifesciences Corp.†	5,092	341,215
IDEXX Laboratories, Inc.†	1,054	428,894
Insulet Corp.†	609	141,002
Intuitive Surgical, Inc.†	5,349	2,695,040
STERIS PLC	1,261	279,753
Stryker Corp.	5,013	1,786,032
Thermo Fisher Scientific, Inc.	3,317	1,812,143
Waters Corp.†	501	161,878
West Pharmaceutical Services, Inc.	1,659	510,856
		10,092,567
Healthcare-Services — 0.9%
DaVita, Inc.†	579	80,950
HCA Healthcare, Inc.	2,038	731,112
IQVIA Holdings, Inc.†	1,503	309,347
Molina Healthcare, Inc.†	790	253,764
UnitedHealth Group, Inc.	8,017	4,525,597
		5,900,770
Home Builders — 0.4%
D.R. Horton, Inc.	6,705	1,133,145
Lennar Corp., Class A	3,092	526,567
NVR, Inc.†	63	576,627
PulteGroup, Inc.	4,741	614,102
		2,850,441
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	2,573	257,068
Insurance — 0.9%
Aon PLC, Class A	2,531	928,548
Arch Capital Group, Ltd.†	8,557	843,378
Arthur J. Gallagher & Co.	2,553	717,904
Brown & Brown, Inc.	4,219	441,476
Erie Indemnity Co., Class A	330	148,117
Marsh & McLennan Cos., Inc.	5,842	1,274,958
Progressive Corp.	6,691	1,624,776
		5,979,157
Internet — 19.9%
Airbnb, Inc., Class A†	5,027	677,589
Alphabet, Inc., Class A	133,860	22,904,785
Alphabet, Inc., Class C	109,738	18,950,655
Amazon.com, Inc.†	213,416	39,780,742
Booking Holdings, Inc.	765	3,577,331
CDW Corp.	1,282	241,311
Security Description	Shares or Principal Amount	Value

Internet (continued)
Expedia Group, Inc.†	2,847	$ 445,015
GoDaddy, Inc., Class A†	3,220	537,096
Meta Platforms, Inc., Class A	49,915	28,330,756
Netflix, Inc.†	9,805	7,412,874
Palo Alto Networks, Inc.†	7,398	2,665,721
Uber Technologies, Inc.†	48,001	3,458,472
VeriSign, Inc.†	920	162,693
		129,145,040
Iron/Steel — 0.1%
Nucor Corp.	3,416	484,525
Steel Dynamics, Inc.	2,065	269,483
		754,008
Leisure Time — 0.3%
Carnival Corp.†	16,387	360,514
Norwegian Cruise Line Holdings, Ltd.†	10,046	254,566
Royal Caribbean Cruises, Ltd.	5,410	1,116,353
		1,731,433
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	5,631	1,322,440
Las Vegas Sands Corp.	4,927	255,465
Marriott International, Inc., Class A	5,338	1,387,987
MGM Resorts International†	3,587	132,253
Wynn Resorts, Ltd.	2,138	205,291
		3,303,436
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	6,426	2,417,461
GE Vernova, Inc.†	2,700	814,482
		3,231,943
Machinery-Diversified — 0.4%
Deere & Co.	3,338	1,350,855
Ingersoll Rand, Inc.	7,098	681,408
Otis Worldwide Corp.	3,568	350,378
Rockwell Automation, Inc.	1,245	332,054
		2,714,695
Media — 0.1%
Charter Communications, Inc., Class A†	1,020	334,162
FactSet Research Systems, Inc.	409	185,711
		519,873
Mining — 0.1%
Freeport-McMoRan, Inc.	16,415	739,003
Miscellaneous Manufacturing — 0.5%
A.O. Smith Corp.	1,726	129,623
Axon Enterprise, Inc.†	1,640	694,540
Illinois Tool Works, Inc.	2,840	741,609
Parker-Hannifin Corp.	2,290	1,452,020
		3,017,792
Oil & Gas — 0.9%
APA Corp.	8,451	199,444
ConocoPhillips	18,306	2,005,239
Coterra Energy, Inc.	11,148	266,660
Diamondback Energy, Inc.	4,280	756,576
EOG Resources, Inc.	8,574	1,045,685
Hess Corp.	6,315	849,241

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Marathon Oil Corp.	6,773	$ 187,612
Marathon Petroleum Corp.	4,206	611,847
		5,922,304
Pharmaceuticals — 3.3%
AbbVie, Inc.	14,933	3,044,391
Dexcom, Inc.†	5,586	393,701
Eli Lilly & Co.	18,022	14,953,574
Merck & Co., Inc.	23,166	2,370,345
Zoetis, Inc.	5,694	1,017,974
		21,779,985
Pipelines — 0.3%
ONEOK, Inc.	8,274	801,585
Targa Resources Corp.	5,004	835,468
Williams Cos., Inc.	10,861	568,791
		2,205,844
Private Equity — 0.6%
Blackstone, Inc.	11,845	1,986,999
KKR & Co., Inc.	15,409	2,130,140
		4,117,139
Real Estate — 0.0%
CoStar Group, Inc.†	4,026	293,053
REITS — 0.6%
American Tower Corp.	4,375	934,237
Digital Realty Trust, Inc.	2,883	513,837
Equinix, Inc.	1,020	926,242
Host Hotels & Resorts, Inc.	9,629	166,004
Iron Mountain, Inc.	3,417	422,785
Public Storage	1,511	497,210
SBA Communications Corp.	981	225,110
Simon Property Group, Inc.	2,591	438,190
		4,123,615
Retail — 3.0%
AutoZone, Inc.†	270	812,430
Chipotle Mexican Grill, Inc.†	31,288	1,744,932
Costco Wholesale Corp.	4,254	3,718,762
Darden Restaurants, Inc.	1,407	225,148
Domino's Pizza, Inc.	321	132,807
Home Depot, Inc.	8,383	3,300,806
Lululemon Athletica, Inc.†	2,627	782,583
McDonald's Corp.	7,212	2,106,697
O'Reilly Automotive, Inc.†	967	1,115,087
Ross Stores, Inc.	7,621	1,064,806
Starbucks Corp.	15,276	1,492,465
TJX Cos., Inc.	16,784	1,897,096
Tractor Supply Co.	1,036	275,068
Ulta Beauty, Inc.†	719	265,297
Yum! Brands, Inc.	2,955	387,578
		19,321,562
Semiconductors — 17.5%
Advanced Micro Devices, Inc.†	36,977	5,327,276
Analog Devices, Inc.	6,689	1,492,383
Applied Materials, Inc.	18,917	3,434,949
Broadcom, Inc.	106,351	18,055,209
KLA Corp.	3,072	2,046,659
Lam Research Corp.	29,790	2,214,886
Microchip Technology, Inc.	7,232	530,612
Monolithic Power Systems, Inc.	1,114	845,860
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
NVIDIA Corp.	562,039	$ 74,616,298
NXP Semiconductors NV	4,365	1,023,592
ON Semiconductor Corp.†	4,306	303,530
QUALCOMM, Inc.	13,235	2,154,261
Texas Instruments, Inc.	7,718	1,567,989
		113,613,504
Software — 16.6%
Adobe, Inc.†	10,130	4,842,950
Akamai Technologies, Inc.†	1,628	164,558
ANSYS, Inc.†	1,138	364,627
Autodesk, Inc.†	2,560	726,528
Broadridge Financial Solutions, Inc.	1,521	320,718
Cadence Design Systems, Inc.†	6,257	1,727,683
Dayforce, Inc.†	1,987	140,978
Electronic Arts, Inc.	2,417	364,605
Fair Isaac Corp.†	560	1,116,142
Fiserv, Inc.†	6,840	1,353,636
Intuit, Inc.	6,386	3,897,376
Microsoft Corp.	169,823	69,007,576
MSCI, Inc.	1,024	584,909
Oracle Corp.	36,518	6,129,181
Palantir Technologies, Inc., Class A†	46,009	1,912,134
Paychex, Inc.	2,930	408,237
Paycom Software, Inc.	478	99,916
PTC, Inc.†	1,646	305,053
Roper Technologies, Inc.	1,054	566,767
Salesforce, Inc.	22,139	6,450,640
ServiceNow, Inc.†	4,706	4,390,651
Synopsys, Inc.†	3,500	1,797,635
Take-Two Interactive Software, Inc.†	1,863	301,284
Tyler Technologies, Inc.†	975	590,450
		107,564,234
Telecommunications — 0.5%
Arista Networks, Inc.†	5,886	2,274,586
Motorola Solutions, Inc.	2,210	993,063
		3,267,649
Transportation — 0.5%
CSX Corp.	22,147	745,025
Expeditors International of Washington, Inc.	1,194	142,086
Old Dominion Freight Line, Inc.	4,308	867,287
Union Pacific Corp.	6,263	1,453,454
		3,207,852
Total Common Stocks (cost $430,505,960)		627,322,837
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares S&P 500 Growth ETF	63,000	5,991,930
SPDR Portfolio S&P 500 Growth ETF	185,000	15,238,450
Total Unaffiliated Investment Companies (cost $21,125,393)		21,230,380
Total Long-Term Investment Securities (cost $451,631,353)		648,553,217
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.35%, 01/30/2025(1)	$110,000	108,803
4.45%, 01/28/2025(1)	50,000	49,456
4.47%, 02/11/2025(1)	25,000	24,686

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
4.52%, 01/16/2025(1)	$310,000	$ 307,083
4.65%, 01/14/2025(1)	40,000	39,632
Total Short-Term Investments (cost $529,627)		529,660
TOTAL INVESTMENTS (cost $452,160,980)	99.9%	649,082,877
Other assets less liabilities	0.1	635,631
NET ASSETS	100.0%	$649,718,508
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
4	Long	S&P 500 E-Mini Index	December 2024	$1,172,843	$1,147,700	$(25,143)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$627,322,837	$—	$—	$627,322,837
Unaffiliated Investment Companies	21,230,380	—	—	21,230,380
Short-Term Investments	—	529,660	—	529,660
Total Investments at Value	$648,553,217	$529,660	$—	$649,082,877
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25,143	$—	$—	$25,143
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	25,735	$ 756,609
Omnicom Group, Inc.	13,406	1,354,006
		2,110,615
Aerospace/Defense — 1.8%
Boeing Co.†	40,107	5,988,376
General Dynamics Corp.	17,669	5,152,457
General Electric Co.	74,294	12,762,223
Howmet Aerospace, Inc.	27,966	2,788,770
L3Harris Technologies, Inc.	12,998	3,216,615
Lockheed Martin Corp.	14,536	7,937,383
Northrop Grumman Corp.	9,419	4,794,459
RTX Corp.	91,144	11,027,513
TransDigm Group, Inc.	3,844	5,006,041
		58,673,837
Agriculture — 0.7%
Altria Group, Inc.	116,906	6,366,701
Archer-Daniels-Midland Co.	32,761	1,808,735
Bunge Global SA	9,705	815,414
Philip Morris International, Inc.	106,530	14,136,531
		23,127,381
Airlines — 0.2%
Delta Air Lines, Inc.	43,937	2,514,075
Southwest Airlines Co.	41,053	1,255,401
United Airlines Holdings, Inc.†	22,531	1,763,276
		5,532,752
Apparel — 0.3%
Deckers Outdoor Corp.†	10,446	1,680,657
NIKE, Inc., Class B	82,321	6,349,419
Ralph Lauren Corp.	2,745	543,318
Tapestry, Inc.	15,774	748,476
		9,321,870
Auto Manufacturers — 1.8%
Cummins, Inc.	9,390	3,089,122
Ford Motor Co.	267,518	2,752,760
General Motors Co.	77,008	3,908,926
PACCAR, Inc.	35,918	3,745,529
Tesla, Inc.†	190,108	47,498,484
		60,994,821
Auto Parts & Equipment — 0.1%
Aptiv PLC†	18,210	1,034,874
BorgWarner, Inc.	15,606	524,830
		1,559,704
Banks — 4.2%
Bank of America Corp.	462,548	19,343,757
Bank of New York Mellon Corp.	50,563	3,810,428
Citigroup, Inc.	130,717	8,388,110
Citizens Financial Group, Inc.	30,716	1,293,758
Fifth Third Bancorp	46,372	2,025,529
Goldman Sachs Group, Inc.	21,638	11,203,940
Huntington Bancshares, Inc.	99,517	1,551,470
JPMorgan Chase & Co.	194,943	43,261,750
KeyCorp	63,591	1,096,945
M&T Bank Corp.	11,442	2,227,528
Morgan Stanley	85,356	9,922,635
Northern Trust Corp.	13,816	1,388,784
PNC Financial Services Group, Inc.	27,235	5,127,533
Security Description	Shares or Principal Amount	Value

Banks (continued)
Regions Financial Corp.	62,701	$ 1,496,673
State Street Corp.	20,461	1,898,781
Truist Financial Corp.	91,754	3,950,010
US Bancorp	106,918	5,165,209
Wells Fargo & Co.	233,217	15,140,448
		138,293,288
Beverages — 1.3%
Brown-Forman Corp., Class B	12,560	553,017
Coca-Cola Co.	265,770	17,357,439
Constellation Brands, Inc., Class A	10,735	2,494,170
Keurig Dr Pepper, Inc.	72,474	2,388,018
Molson Coors Beverage Co., Class B	12,038	655,710
Monster Beverage Corp.†	48,323	2,545,655
PepsiCo, Inc.	94,114	15,630,453
		41,624,462
Biotechnology — 1.2%
Amgen, Inc.	36,817	11,787,331
Biogen, Inc.†	9,980	1,736,520
Corteva, Inc.	47,430	2,889,436
Gilead Sciences, Inc.	85,304	7,576,701
Incyte Corp.†	10,953	811,836
Moderna, Inc.†	23,177	1,259,902
Regeneron Pharmaceuticals, Inc.†	7,271	6,094,552
Vertex Pharmaceuticals, Inc.†	17,685	8,417,706
		40,573,984
Building Materials — 0.6%
Builders FirstSource, Inc.†	7,979	1,367,601
Carrier Global Corp.	57,524	4,183,145
Johnson Controls International PLC	45,771	3,457,999
Martin Marietta Materials, Inc.	4,187	2,480,128
Masco Corp.	14,954	1,194,974
Mohawk Industries, Inc.†	3,590	482,029
Trane Technologies PLC	15,462	5,723,414
Vulcan Materials Co.	9,048	2,478,519
		21,367,809
Chemicals — 1.3%
Air Products & Chemicals, Inc.	15,233	4,730,304
Albemarle Corp.	8,053	762,861
Celanese Corp.	7,486	943,011
CF Industries Holdings, Inc.	12,362	1,016,527
Dow, Inc.	48,025	2,371,475
DuPont de Nemours, Inc.	28,606	2,374,012
Eastman Chemical Co.	8,010	841,771
Ecolab, Inc.	17,351	4,263,661
FMC Corp.	8,553	555,859
International Flavors & Fragrances, Inc.	17,517	1,741,715
Linde PLC	32,937	15,024,213
LyondellBasell Industries NV, Class A	17,819	1,547,580
Mosaic Co.	21,832	584,224
PPG Industries, Inc.	15,985	1,990,292
Sherwin-Williams Co.	15,902	5,705,161
		44,452,666
Commercial Services — 1.5%
Automatic Data Processing, Inc.	27,941	8,081,655
Cintas Corp.	23,475	4,831,390
Corpay, Inc.†	4,757	1,568,478
Equifax, Inc.	8,478	2,246,840
Global Payments, Inc.	17,433	1,807,976
MarketAxess Holdings, Inc.	2,587	748,729

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Moody's Corp.	10,730	$ 4,871,849
PayPal Holdings, Inc.†	70,047	5,554,727
Quanta Services, Inc.	10,095	3,044,955
Rollins, Inc.	19,247	907,304
S&P Global, Inc.	21,939	10,538,618
United Rentals, Inc.	4,562	3,707,994
Verisk Analytics, Inc.	9,759	2,680,992
		50,591,507
Computers — 8.8%
Accenture PLC, Class A	42,918	14,798,985
Amentum Holdings Inc†	8,579	255,139
Apple, Inc.	1,041,744	235,340,387
Cognizant Technology Solutions Corp., Class A	33,961	2,533,151
Crowdstrike Holdings, Inc., Class A†	15,819	4,696,187
Dell Technologies, Inc., Class C	19,711	2,436,871
EPAM Systems, Inc.†	3,901	735,924
Fortinet, Inc.†	43,500	3,421,710
Gartner, Inc.†	5,280	2,653,200
Hewlett Packard Enterprise Co.	89,050	1,735,584
HP, Inc.	67,048	2,381,545
International Business Machines Corp.	63,115	13,047,133
Leidos Holdings, Inc.	9,230	1,690,567
NetApp, Inc.	14,085	1,624,141
Seagate Technology Holdings PLC	14,388	1,444,124
Super Micro Computer, Inc.†	34,508	1,004,528
Western Digital Corp.†	22,372	1,461,115
		291,260,291
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	55,985	5,246,354
Estee Lauder Cos., Inc., Class A	15,966	1,100,696
Kenvue, Inc.	131,222	3,008,921
Procter & Gamble Co.	161,293	26,642,378
		35,998,349
Distribution/Wholesale — 0.3%
Copart, Inc.†	60,000	3,088,200
Fastenal Co.	39,236	3,067,471
LKQ Corp.	18,037	663,581
Pool Corp.	2,621	947,858
WW Grainger, Inc.	3,044	3,376,496
		11,143,606
Diversified Financial Services — 3.6%
American Express Co.	38,480	10,392,679
Ameriprise Financial, Inc.	6,727	3,432,788
Blackrock, Inc.	9,743	9,558,175
Capital One Financial Corp.	26,164	4,259,238
Cboe Global Markets, Inc.	7,169	1,531,083
Charles Schwab Corp.	102,358	7,250,017
CME Group, Inc.	24,672	5,560,082
Discover Financial Services	17,203	2,553,441
Franklin Resources, Inc.	21,142	439,119
Intercontinental Exchange, Inc.	39,338	6,131,614
Invesco, Ltd.	30,833	534,644
Mastercard, Inc., Class A	56,529	28,241,323
Nasdaq, Inc.	28,353	2,095,854
Raymond James Financial, Inc.	12,699	1,882,246
Synchrony Financial	27,080	1,493,191
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	15,251	$ 1,675,475
Visa, Inc., Class A	114,454	33,174,492
		120,205,461
Electric — 2.4%
AES Corp.	48,710	803,228
Alliant Energy Corp.	17,575	1,054,500
Ameren Corp.	18,282	1,592,545
American Electric Power Co., Inc.	36,459	3,600,326
CenterPoint Energy, Inc.	44,654	1,318,633
CMS Energy Corp.	20,468	1,424,777
Consolidated Edison, Inc.	23,695	2,409,308
Constellation Energy Corp.	21,424	5,633,655
Dominion Energy, Inc.	57,482	3,421,903
DTE Energy Co.	14,184	1,761,936
Duke Energy Corp.	52,895	6,097,207
Edison International	26,459	2,180,222
Entergy Corp.	14,649	2,267,372
Evergy, Inc.	15,756	952,293
Eversource Energy	24,487	1,612,469
Exelon Corp.	68,517	2,692,718
FirstEnergy Corp.	35,120	1,469,070
NextEra Energy, Inc.	140,771	11,156,102
NRG Energy, Inc.	14,141	1,278,346
PG&E Corp.	146,453	2,961,280
Pinnacle West Capital Corp.	7,781	683,250
PPL Corp.	50,548	1,645,843
Public Service Enterprise Group, Inc.	34,133	3,051,831
Sempra	43,381	3,616,674
Southern Co.	74,918	6,819,786
Vistra Corp.	23,539	2,941,433
WEC Energy Group, Inc.	21,656	2,068,798
Xcel Energy, Inc.	38,198	2,552,008
		79,067,513
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	15,864	2,908,506
Eaton Corp. PLC	27,277	9,044,507
Emerson Electric Co.	39,240	4,248,515
Generac Holdings, Inc.†	4,122	682,397
		16,883,925
Electronics — 0.9%
Allegion PLC	5,969	833,451
Amphenol Corp., Class A	82,515	5,530,155
Fortive Corp.	24,005	1,714,677
Garmin, Ltd.	10,536	2,089,816
Honeywell International, Inc.	44,617	9,176,825
Hubbell, Inc.	3,678	1,570,616
Jabil, Inc.	7,773	956,779
Keysight Technologies, Inc.†	11,959	1,782,011
Mettler-Toledo International, Inc.†	1,454	1,878,204
TE Connectivity PLC	20,824	3,069,874
Trimble, Inc.†	16,733	1,012,347
		29,614,755
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	9,279	770,528
First Solar, Inc.†	7,334	1,426,317
		2,196,845
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	8,579	1,206,036

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	14,822	$ 593,621
Live Nation Entertainment, Inc.†	10,731	1,257,029
		1,850,650
Environmental Control — 0.3%
Pentair PLC	11,339	1,123,921
Republic Services, Inc.	13,987	2,769,426
Veralto Corp.	16,931	1,730,179
Waste Management, Inc.	25,022	5,400,999
		11,024,525
Food — 0.8%
Campbell Soup Co.	13,501	629,822
Conagra Brands, Inc.	32,823	949,898
General Mills, Inc.	38,138	2,594,147
Hershey Co.	10,118	1,796,754
Hormel Foods Corp.	19,911	608,281
J.M. Smucker Co.	7,292	827,715
Kellanova	18,382	1,482,508
Kraft Heinz Co.	60,476	2,023,527
Kroger Co.	45,498	2,537,424
Lamb Weston Holdings, Inc.	9,844	764,780
McCormick & Co., Inc.	17,268	1,351,048
Mondelez International, Inc., Class A	91,525	6,267,632
Sysco Corp.	33,694	2,525,365
Tyson Foods, Inc., Class A	19,583	1,147,368
		25,506,269
Forest Products & Paper — 0.0%
International Paper Co.	23,801	1,321,908
Gas — 0.1%
Atmos Energy Corp.	10,636	1,476,064
NiSource, Inc.	30,731	1,080,502
		2,556,566
Hand/Machine Tools — 0.1%
Snap-on, Inc.	3,609	1,191,439
Stanley Black & Decker, Inc.	10,549	980,424
		2,171,863
Healthcare-Products — 3.1%
Abbott Laboratories	119,213	13,515,178
Agilent Technologies, Inc.	19,991	2,605,027
Align Technology, Inc.†	4,811	986,399
Baxter International, Inc.	34,956	1,247,929
Bio-Techne Corp.	10,797	796,279
Boston Scientific Corp.†	100,900	8,477,618
Cooper Cos., Inc.†	13,643	1,428,149
Danaher Corp.	44,040	10,818,866
Edwards Lifesciences Corp.†	41,275	2,765,838
GE HealthCare Technologies, Inc.	31,289	2,733,094
Hologic, Inc.†	15,914	1,286,965
IDEXX Laboratories, Inc.†	5,639	2,294,622
Insulet Corp.†	4,804	1,112,270
Intuitive Surgical, Inc.†	24,303	12,244,824
Medtronic PLC	87,880	7,843,290
ResMed, Inc.	10,067	2,440,946
Revvity, Inc.	8,451	1,002,204
Solventum Corp.†	9,467	687,115
STERIS PLC	6,757	1,499,040
Stryker Corp.	23,491	8,369,374
Teleflex, Inc.	3,228	649,022
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	26,174	$ 14,299,380
Waters Corp.†	4,068	1,314,411
West Pharmaceutical Services, Inc.	4,971	1,530,720
Zimmer Biomet Holdings, Inc.	13,954	1,491,962
		103,440,522
Healthcare-Services — 2.0%
Catalent, Inc.†	12,400	726,640
Centene Corp.†	36,042	2,243,975
Charles River Laboratories International, Inc.†	3,538	631,816
Cigna Group	19,154	6,029,871
DaVita, Inc.†	3,162	442,079
Elevance Health, Inc.	15,888	6,446,715
HCA Healthcare, Inc.	12,732	4,567,478
Humana, Inc.	8,250	2,127,098
IQVIA Holdings, Inc.†	11,866	2,442,260
Labcorp Holdings, Inc.	5,753	1,313,237
Molina Healthcare, Inc.†	4,015	1,289,698
Quest Diagnostics, Inc.	7,627	1,180,888
UnitedHealth Group, Inc.	63,270	35,715,915
Universal Health Services, Inc., Class B	4,075	832,563
		65,990,233
Home Builders — 0.3%
D.R. Horton, Inc.	20,105	3,397,745
Lennar Corp., Class A	16,561	2,820,339
NVR, Inc.†	215	1,967,854
PulteGroup, Inc.	14,219	1,841,787
		10,027,725
Household Products/Wares — 0.2%
Avery Dennison Corp.	5,517	1,142,185
Church & Dwight Co., Inc.	16,774	1,675,890
Clorox Co.	8,487	1,345,614
Kimberly-Clark Corp.	23,077	3,096,472
		7,260,161
Insurance — 3.8%
Aflac, Inc.	34,534	3,618,818
Allstate Corp.	18,091	3,374,333
American International Group, Inc.(1)	44,122	3,347,977
Aon PLC, Class A	14,885	5,460,860
Arch Capital Group, Ltd.†	25,662	2,529,247
Arthur J. Gallagher & Co.	15,012	4,221,374
Assurant, Inc.	3,549	680,343
Berkshire Hathaway, Inc., Class B†	125,508	56,594,067
Brown & Brown, Inc.	16,223	1,697,575
Chubb, Ltd.	25,739	7,269,723
Cincinnati Financial Corp.	10,705	1,507,585
Erie Indemnity Co., Class A	1,709	767,068
Everest Group, Ltd.	2,965	1,054,384
Globe Life, Inc.	6,154	649,862
Hartford Financial Services Group, Inc.	20,077	2,217,304
Loews Corp.	12,484	985,737
Marsh & McLennan Cos., Inc.	33,694	7,353,379
MetLife, Inc.	40,307	3,160,875
Principal Financial Group, Inc.	14,598	1,202,875
Progressive Corp.	40,128	9,744,282
Prudential Financial, Inc.	24,461	2,995,983
Travelers Cos., Inc.	15,618	3,841,091
W.R. Berkley Corp.	20,599	1,177,645
Willis Towers Watson PLC	6,958	2,102,638
		127,555,025

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 11.9%
Airbnb, Inc., Class A†	30,147	$ 4,063,514
Alphabet, Inc., Class A	401,442	68,690,741
Alphabet, Inc., Class C	329,095	56,831,416
Amazon.com, Inc.†	640,023	119,300,287
Booking Holdings, Inc.	2,297	10,741,346
Cars.com, Inc.†	1	16
CDW Corp.	9,152	1,722,681
eBay, Inc.	33,505	1,926,873
Expedia Group, Inc.†	8,541	1,335,044
F5, Inc.†	3,993	933,883
Gen Digital, Inc.	37,113	1,080,359
GoDaddy, Inc., Class A†	9,659	1,611,121
Match Group, Inc.†	17,670	636,650
Meta Platforms, Inc., Class A	149,691	84,961,618
Netflix, Inc.†	29,405	22,231,062
Palo Alto Networks, Inc.†	22,186	7,994,281
Uber Technologies, Inc.†	143,950	10,371,597
VeriSign, Inc.†	5,751	1,017,007
		395,449,496
Iron/Steel — 0.1%
Nucor Corp.	16,262	2,306,602
Steel Dynamics, Inc.	9,832	1,283,076
		3,589,678
Leisure Time — 0.2%
Carnival Corp.†	69,217	1,522,774
Norwegian Cruise Line Holdings, Ltd.†	30,127	763,418
Royal Caribbean Cruises, Ltd.	16,227	3,348,442
		5,634,634
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	16,885	3,965,442
Las Vegas Sands Corp.	24,219	1,255,755
Marriott International, Inc., Class A	16,010	4,162,920
MGM Resorts International†	15,818	583,210
Wynn Resorts, Ltd.	6,407	615,200
		10,582,527
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	33,224	12,498,869
GE Vernova, Inc.†	18,828	5,679,654
		18,178,523
Machinery-Diversified — 0.7%
Deere & Co.	17,559	7,105,952
Dover Corp.	9,418	1,783,110
IDEX Corp.	5,187	1,113,338
Ingersoll Rand, Inc.	27,645	2,653,920
Nordson Corp.	3,728	924,134
Otis Worldwide Corp.	27,445	2,695,099
Rockwell Automation, Inc.	7,774	2,073,403
Westinghouse Air Brake Technologies Corp.	12,003	2,256,324
Xylem, Inc.	16,643	2,026,784
		22,632,064
Media — 0.9%
Charter Communications, Inc., Class A†	6,651	2,178,934
Comcast Corp., Class A	264,686	11,558,838
FactSet Research Systems, Inc.	2,607	1,183,734
Fox Corp., Class A	15,392	646,464
Fox Corp., Class B	9,039	352,159
News Corp., Class A	25,922	706,375
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B	7,691	$ 223,347
Paramount Global, Class B	40,748	445,783
Walt Disney Co.	124,262	11,954,004
Warner Bros. Discovery, Inc.†	152,878	1,242,898
		30,492,536
Mining — 0.2%
Freeport-McMoRan, Inc.	98,450	4,432,219
Newmont Corp.	78,619	3,572,447
		8,004,666
Miscellaneous Manufacturing — 0.6%
3M Co.	37,640	4,835,611
A.O. Smith Corp.	8,220	617,322
Axon Enterprise, Inc.†	4,920	2,083,620
Illinois Tool Works, Inc.	18,512	4,834,039
Parker-Hannifin Corp.	8,807	5,584,254
Teledyne Technologies, Inc.†	3,206	1,459,756
Textron, Inc.	12,838	1,032,432
		20,447,034
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	3,534	1,349,882
Oil & Gas — 2.7%
APA Corp.	25,345	598,142
Chevron Corp.	116,541	17,343,632
ConocoPhillips	79,565	8,715,550
Coterra Energy, Inc.	50,653	1,211,620
Devon Energy Corp.	42,905	1,659,565
Diamondback Energy, Inc.	12,837	2,269,196
EOG Resources, Inc.	38,959	4,751,440
EQT Corp.	40,701	1,487,214
Exxon Mobil Corp.	304,410	35,549,000
Hess Corp.	18,937	2,546,648
Marathon Oil Corp.	38,328	1,061,686
Marathon Petroleum Corp.	22,931	3,335,772
Occidental Petroleum Corp.	46,134	2,311,775
Phillips 66	28,679	3,493,676
Valero Energy Corp.	21,951	2,848,362
		89,183,278
Oil & Gas Services — 0.3%
Baker Hughes Co.	68,067	2,591,991
Halliburton Co.	60,489	1,677,965
Schlumberger NV	97,294	3,898,571
		8,168,527
Packaging & Containers — 0.2%
Amcor PLC	99,030	1,102,204
Ball Corp.	20,800	1,232,400
Packaging Corp. of America	6,109	1,398,594
Smurfit WestRock PLC	33,806	1,741,009
		5,474,207
Pharmaceuticals — 4.8%
AbbVie, Inc.	121,025	24,673,367
Becton Dickinson & Co.	19,805	4,626,250
Bristol-Myers Squibb Co.	138,911	7,747,066
Cardinal Health, Inc.	16,707	1,813,043
Cencora, Inc.	11,952	2,726,012
CVS Health Corp.	86,193	4,866,457
Dexcom, Inc.†	27,456	1,935,099
Eli Lilly & Co.	54,050	44,847,447
Henry Schein, Inc.†	8,682	609,737

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	164,938	$ 26,366,989
McKesson Corp.	8,885	4,447,742
Merck & Co., Inc.	173,678	17,770,733
Pfizer, Inc.	388,266	10,987,928
Viatris, Inc.	81,777	948,613
Zoetis, Inc.	31,042	5,549,689
		159,916,172
Pipelines — 0.4%
Kinder Morgan, Inc.	132,302	3,242,722
ONEOK, Inc.	40,019	3,877,041
Targa Resources Corp.	15,010	2,506,069
Williams Cos., Inc.	83,518	4,373,838
		13,999,670
Private Equity — 0.4%
Blackstone, Inc.	49,338	8,276,450
KKR & Co., Inc.	46,209	6,387,932
		14,664,382
Real Estate — 0.1%
CBRE Group, Inc., Class A†	20,638	2,702,959
CoStar Group, Inc.†	28,079	2,043,870
		4,746,829
REITS — 2.1%
Alexandria Real Estate Equities, Inc.	10,667	1,189,904
American Tower Corp.	32,003	6,833,921
AvalonBay Communities, Inc.	9,731	2,156,487
BXP, Inc.	9,956	802,055
Camden Property Trust	7,306	845,962
Crown Castle, Inc.	29,775	3,200,515
Digital Realty Trust, Inc.	21,087	3,758,336
Equinix, Inc.	6,505	5,907,060
Equity Residential	23,377	1,645,040
Essex Property Trust, Inc.	4,400	1,248,984
Extra Space Storage, Inc.	14,521	2,371,279
Federal Realty Investment Trust	5,155	571,380
Healthpeak Properties, Inc.	48,221	1,082,561
Host Hotels & Resorts, Inc.	48,130	829,761
Invitation Homes, Inc.	39,035	1,226,089
Iron Mountain, Inc.	20,098	2,486,726
Kimco Realty Corp.	46,188	1,095,579
Mid-America Apartment Communities, Inc.	8,008	1,211,931
Prologis, Inc.	63,441	7,165,027
Public Storage	10,793	3,551,545
Realty Income Corp.	59,670	3,542,608
Regency Centers Corp.	11,192	799,556
SBA Communications Corp.	7,364	1,689,817
Simon Property Group, Inc.	20,998	3,551,182
UDR, Inc.	20,565	867,637
Ventas, Inc.	28,308	1,853,891
VICI Properties, Inc.	71,749	2,278,748
Welltower, Inc.	39,651	5,348,127
Weyerhaeuser Co.	49,833	1,552,796
		70,664,504
Retail — 4.7%
AutoZone, Inc.†	1,170	3,520,530
Best Buy Co., Inc.	13,450	1,216,284
CarMax, Inc.†	10,694	774,032
Chipotle Mexican Grill, Inc.†	93,833	5,233,066
Costco Wholesale Corp.	30,376	26,554,092
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	8,117	$ 1,298,882
Dollar General Corp.	15,066	1,205,883
Dollar Tree, Inc.†	13,843	894,812
Domino's Pizza, Inc.	2,396	991,297
Genuine Parts Co.	9,545	1,094,812
Home Depot, Inc.	67,942	26,752,162
Lowe's Cos., Inc.	39,043	10,222,629
Lululemon Athletica, Inc.†	7,880	2,347,452
McDonald's Corp.	49,150	14,357,206
O'Reilly Automotive, Inc.†	3,975	4,583,731
Ross Stores, Inc.	22,856	3,193,440
Starbucks Corp.	77,643	7,585,721
Target Corp.	31,698	4,755,968
TJX Cos., Inc.	77,435	8,752,478
Tractor Supply Co.	7,391	1,962,384
Ulta Beauty, Inc.†	3,270	1,206,565
Walgreens Boots Alliance, Inc.	49,094	464,429
Walmart, Inc.	297,605	24,388,730
Yum! Brands, Inc.	19,264	2,526,666
		155,883,251
Semiconductors — 11.3%
Advanced Micro Devices, Inc.†	110,894	15,976,499
Analog Devices, Inc.	33,999	7,585,517
Applied Materials, Inc.	56,730	10,301,033
Broadcom, Inc.	318,940	54,146,444
Intel Corp.	292,363	6,291,652
KLA Corp.	9,211	6,136,645
Lam Research Corp.	89,330	6,641,685
Microchip Technology, Inc.	36,760	2,697,081
Micron Technology, Inc.	75,975	7,570,909
Monolithic Power Systems, Inc.	3,340	2,536,062
NVIDIA Corp.	1,685,522	223,769,901
NXP Semiconductors NV	17,454	4,092,963
ON Semiconductor Corp.†	29,350	2,068,881
Qorvo, Inc.†	6,500	463,190
QUALCOMM, Inc.	76,328	12,423,909
Skyworks Solutions, Inc.	10,944	958,475
Teradyne, Inc.	11,181	1,187,534
Texas Instruments, Inc.	62,559	12,709,486
		377,557,866
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,687	496,988
Software — 10.3%
Adobe, Inc.†	30,380	14,524,070
Akamai Technologies, Inc.†	10,382	1,049,413
ANSYS, Inc.†	5,988	1,918,615
Autodesk, Inc.†	14,762	4,189,456
Broadridge Financial Solutions, Inc.	7,996	1,686,037
Cadence Design Systems, Inc.†	18,762	5,180,564
Dayforce, Inc.†	10,832	768,530
Electronic Arts, Inc.	16,473	2,484,952
Fair Isaac Corp.†	1,680	3,348,425
Fidelity National Information Services, Inc.	37,381	3,354,197
Fiserv, Inc.†	39,447	7,806,561
Intuit, Inc.	19,154	11,689,686
Jack Henry & Associates, Inc.	4,995	908,740
Microsoft Corp.	509,291	206,950,398
MSCI, Inc.	5,389	3,078,197
Oracle Corp.	109,518	18,381,501
Palantir Technologies, Inc., Class A†	137,979	5,734,407
Paychex, Inc.	21,961	3,059,826

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Paycom Software, Inc.	3,334	$ 696,906
PTC, Inc.†	8,231	1,525,451
Roper Technologies, Inc.	7,345	3,949,627
Salesforce, Inc.	66,393	19,344,928
ServiceNow, Inc.†	14,114	13,168,221
Synopsys, Inc.†	10,498	5,391,878
Take-Two Interactive Software, Inc.†	11,169	1,806,251
Tyler Technologies, Inc.†	2,924	1,770,745
		343,767,582
Telecommunications — 1.8%
Arista Networks, Inc.†	17,650	6,820,666
AT&T, Inc.	491,285	11,073,564
Cisco Systems, Inc.	276,043	15,118,875
Corning, Inc.	52,767	2,511,181
Juniper Networks, Inc.	22,553	877,312
Motorola Solutions, Inc.	11,431	5,136,520
T-Mobile US, Inc.	33,576	7,492,820
Verizon Communications, Inc.	288,424	12,151,303
		61,182,241
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	8,978	589,226
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	8,035	827,926
CSX Corp.	132,837	4,468,637
Expeditors International of Washington, Inc.	9,670	1,150,730
FedEx Corp.	15,441	4,228,518
JB Hunt Transport Services, Inc.	5,521	997,203
Norfolk Southern Corp.	15,491	3,879,411
Old Dominion Freight Line, Inc.	12,921	2,601,256
Union Pacific Corp.	41,740	9,686,602
United Parcel Service, Inc., Class B	50,190	6,728,471
		34,568,754
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	13,352	$ 1,844,045
Total Long-Term Investment Securities (cost $1,355,834,138)		3,303,575,486
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.41%, 01/28/2025(2)	$ 3,200,000	3,165,198
5.00%, 11/19/2024(2)	500,000	498,844
Total Short-Term Investments (cost $3,664,264)		3,664,042
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $23,373,057 and collateralized by $23,901,500 of United States Treasury Inflation Indexed Notes, bearing interest at 1.38% due 07/15/2033 and having an approximate value of $23,839,675 (cost $23,372,070)	23,372,070	23,372,070
TOTAL INVESTMENTS (cost $1,382,870,472)	100.1%	3,330,611,598
Other assets less liabilities	(0.1)	(1,748,904)
NET ASSETS	100.0%	$3,328,862,694
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
100	Long	S&P 500 E-Mini Index	December 2024	$28,800,338	$28,692,500	$(107,838)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,303,575,486	$—	$—	$3,303,575,486
Short-Term Investments	—	3,664,042	—	3,664,042
Repurchase Agreements	—	23,372,070	—	23,372,070
Total Investments at Value	$3,303,575,486	$27,036,112	$—	$3,330,611,598
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$107,838	$—	$—	$107,838
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	10,927	$ 321,254
Omnicom Group, Inc.	5,692	574,892
		896,146
Aerospace/Defense — 3.0%
Boeing Co.†	9,537	1,423,969
General Dynamics Corp.	7,503	2,187,950
General Electric Co.	17,981	3,088,776
Howmet Aerospace, Inc.	4,988	497,403
L3Harris Technologies, Inc.	5,519	1,365,787
Lockheed Martin Corp.	6,172	3,370,221
Northrop Grumman Corp.	3,999	2,035,571
RTX Corp.	38,702	4,682,555
		18,652,232
Agriculture — 1.2%
Altria Group, Inc.	49,640	2,703,394
Archer-Daniels-Midland Co.	13,911	768,026
Bunge Global SA	4,121	346,247
Philip Morris International, Inc.	28,497	3,781,552
		7,599,219
Airlines — 0.3%
Delta Air Lines, Inc.	8,209	469,719
Southwest Airlines Co.	17,431	533,040
United Airlines Holdings, Inc.†	9,567	748,713
		1,751,472
Apparel — 0.3%
NIKE, Inc., Class B	19,925	1,536,816
Ralph Lauren Corp.	525	103,913
Tapestry, Inc.	6,698	317,820
		1,958,549
Auto Manufacturers — 0.7%
Cummins, Inc.	3,988	1,311,972
Ford Motor Co.	113,592	1,168,862
General Motors Co.	32,699	1,659,801
PACCAR, Inc.	4,118	429,425
		4,570,060
Auto Parts & Equipment — 0.1%
Aptiv PLC†	7,730	439,296
BorgWarner, Inc.	6,627	222,866
		662,162
Banks — 9.3%
Bank of America Corp.	196,404	8,213,615
Bank of New York Mellon Corp.	21,469	1,617,904
Citigroup, Inc.	55,505	3,561,756
Citizens Financial Group, Inc.	13,042	549,329
Fifth Third Bancorp	19,689	860,016
Goldman Sachs Group, Inc.	9,188	4,757,455
Huntington Bancshares, Inc.	42,256	658,771
JPMorgan Chase & Co.	82,776	18,369,650
KeyCorp	27,002	465,784
M&T Bank Corp.	4,858	945,755
Morgan Stanley	36,243	4,213,249
Northern Trust Corp.	5,865	589,550
PNC Financial Services Group, Inc.	11,564	2,177,154
Regions Financial Corp.	26,624	635,515
State Street Corp.	8,688	806,246
Truist Financial Corp.	38,959	1,677,185
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	45,399	$ 2,193,226
Wells Fargo & Co.	99,027	6,428,833
		58,720,993
Beverages — 1.9%
Brown-Forman Corp., Class B	5,333	234,812
Coca-Cola Co.	68,838	4,495,810
Constellation Brands, Inc., Class A	4,559	1,059,238
Keurig Dr Pepper, Inc.	30,774	1,014,003
Molson Coors Beverage Co., Class B	5,113	278,505
Monster Beverage Corp.†	8,208	432,398
PepsiCo, Inc.	25,576	4,247,662
		11,762,428
Biotechnology — 2.1%
Amgen, Inc.	15,633	5,005,061
Biogen, Inc.†	4,238	737,412
Corteva, Inc.	20,141	1,226,990
Gilead Sciences, Inc.	36,222	3,217,238
Incyte Corp.†	4,650	344,658
Moderna, Inc.†	9,843	535,065
Regeneron Pharmaceuticals, Inc.†	1,234	1,034,339
Vertex Pharmaceuticals, Inc.†	2,703	1,286,574
		13,387,337
Building Materials — 0.7%
Carrier Global Corp.	12,701	923,617
Johnson Controls International PLC	19,436	1,468,390
Martin Marietta Materials, Inc.	604	357,773
Masco Corp.	2,920	233,337
Mohawk Industries, Inc.†	1,524	204,627
Trane Technologies PLC	2,036	753,646
Vulcan Materials Co.	1,383	378,845
		4,320,235
Chemicals — 2.0%
Air Products & Chemicals, Inc.	6,467	2,008,197
Albemarle Corp.	3,420	323,977
CF Industries Holdings, Inc.	2,415	198,585
Dow, Inc.	20,392	1,006,957
DuPont de Nemours, Inc.	12,146	1,007,997
Eastman Chemical Co.	3,400	357,306
Ecolab, Inc.	3,610	887,085
FMC Corp.	3,633	236,109
International Flavors & Fragrances, Inc.	7,437	739,461
Linde PLC	6,713	3,062,135
LyondellBasell Industries NV, Class A	7,566	657,107
Mosaic Co.	9,269	248,038
PPG Industries, Inc.	6,787	845,049
Sherwin-Williams Co.	3,376	1,211,208
		12,789,211
Commercial Services — 1.9%
Automatic Data Processing, Inc.	7,237	2,093,230
Cintas Corp.	4,485	923,058
Equifax, Inc.	2,196	581,984
Global Payments, Inc.	7,401	767,558
MarketAxess Holdings, Inc.	1,097	317,494
Moody's Corp.	2,415	1,096,506
PayPal Holdings, Inc.†	29,743	2,358,620
Quanta Services, Inc.	1,330	401,168
Rollins, Inc.	4,658	219,578

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	5,217	$ 2,506,038
Verisk Analytics, Inc.	1,864	512,078
		11,777,312
Computers — 2.3%
Accenture PLC, Class A	8,383	2,890,626
Amentum Holdings Inc†	3,642	108,313
Cognizant Technology Solutions Corp., Class A	14,420	1,075,588
Dell Technologies, Inc., Class C	3,933	486,237
EPAM Systems, Inc.†	995	187,707
Hewlett Packard Enterprise Co.	37,812	736,956
HP, Inc.	28,470	1,011,254
International Business Machines Corp.	26,798	5,539,683
Leidos Holdings, Inc.	3,919	717,804
NetApp, Inc.	3,767	434,373
Seagate Technology Holdings PLC	3,604	361,733
Western Digital Corp.†	9,500	620,445
		14,170,719
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	14,500	1,358,795
Estee Lauder Cos., Inc., Class A	6,780	467,413
Kenvue, Inc.	55,718	1,277,614
Procter & Gamble Co.	41,777	6,900,725
		10,004,547
Distribution/Wholesale — 0.2%
Fastenal Co.	8,329	651,161
LKQ Corp.	7,659	281,775
Pool Corp.	479	173,226
WW Grainger, Inc.	323	358,281
		1,464,443
Diversified Financial Services — 4.3%
American Express Co.	4,901	1,323,662
Ameriprise Financial, Inc.	1,342	684,823
Blackrock, Inc.	4,051	3,974,152
Capital One Financial Corp.	11,110	1,808,597
Cboe Global Markets, Inc.	1,095	233,859
Charles Schwab Corp.	43,463	3,078,484
CME Group, Inc.	6,705	1,511,039
Discover Financial Services	3,360	498,725
Franklin Resources, Inc.	8,978	186,473
Intercontinental Exchange, Inc.	16,703	2,603,497
Invesco, Ltd.	13,092	227,015
Mastercard, Inc., Class A	6,721	3,357,744
Nasdaq, Inc.	12,039	889,923
Raymond James Financial, Inc.	5,392	799,202
Synchrony Financial	11,499	634,055
T. Rowe Price Group, Inc.	6,476	711,453
Visa, Inc., Class A	16,523	4,789,192
		27,311,895
Electric — 5.0%
AES Corp.	20,682	341,046
Alliant Energy Corp.	7,462	447,720
Ameren Corp.	7,763	676,235
American Electric Power Co., Inc.	15,480	1,528,650
CenterPoint Energy, Inc.	18,961	559,918
CMS Energy Corp.	8,691	604,981
Consolidated Edison, Inc.	10,062	1,023,104
Constellation Energy Corp.	5,004	1,315,852
Dominion Energy, Inc.	24,408	1,453,008
Security Description	Shares or Principal Amount	Value

Electric (continued)
DTE Energy Co.	6,023	$ 748,177
Duke Energy Corp.	22,460	2,588,964
Edison International	11,236	925,846
Entergy Corp.	6,220	962,732
Evergy, Inc.	6,690	404,344
Eversource Energy	10,397	684,643
Exelon Corp.	29,093	1,143,355
FirstEnergy Corp.	14,912	623,769
NextEra Energy, Inc.	59,773	4,737,010
NRG Energy, Inc.	6,004	542,762
PG&E Corp.	62,186	1,257,401
Pinnacle West Capital Corp.	3,304	290,124
PPL Corp.	21,463	698,835
Public Service Enterprise Group, Inc.	14,494	1,295,909
Sempra	18,420	1,535,675
Southern Co.	31,810	2,895,664
WEC Energy Group, Inc.	9,197	878,590
Xcel Energy, Inc.	16,219	1,083,591
		31,247,905
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	3,504	642,423
Eaton Corp. PLC	4,401	1,459,284
Emerson Electric Co.	16,661	1,803,887
Generac Holdings, Inc.†	682	112,905
		4,018,499
Electronics — 1.4%
Allegion PLC	1,572	219,498
Amphenol Corp., Class A	15,417	1,033,247
Garmin, Ltd.	2,057	408,006
Honeywell International, Inc.	18,945	3,896,608
Hubbell, Inc.	843	359,986
Jabil, Inc.	1,519	186,974
Keysight Technologies, Inc.†	5,078	756,673
Mettler-Toledo International, Inc.†	383	494,740
TE Connectivity PLC	5,394	795,184
Trimble, Inc.†	7,106	429,913
		8,580,829
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,482	206,105
First Solar, Inc.†	3,115	605,805
		811,910
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	3,642	511,992
Entertainment — 0.0%
Caesars Entertainment, Inc.†	2,643	105,852
Environmental Control — 0.4%
Pentair PLC	1,444	143,129
Republic Services, Inc.	2,553	505,494
Veralto Corp.	7,190	734,746
Waste Management, Inc.	5,631	1,215,452
		2,598,821
Food — 1.5%
Campbell Soup Co.	5,732	267,398
Conagra Brands, Inc.	13,938	403,366
General Mills, Inc.	16,195	1,101,584
Hershey Co.	2,663	472,896
Hormel Foods Corp.	8,454	258,270
J.M. Smucker Co.	3,097	351,540

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Kellanova	7,805	$ 629,473
Kraft Heinz Co.	25,678	859,186
Kroger Co.	19,319	1,077,421
Lamb Weston Holdings, Inc.	1,422	110,475
McCormick & Co., Inc.	7,331	573,577
Mondelez International, Inc., Class A	22,540	1,543,539
Sysco Corp.	14,307	1,072,310
Tyson Foods, Inc., Class A	8,316	487,234
		9,208,269
Forest Products & Paper — 0.1%
International Paper Co.	10,106	561,287
Gas — 0.2%
Atmos Energy Corp.	4,516	626,730
NiSource, Inc.	13,048	458,768
		1,085,498
Hand/Machine Tools — 0.1%
Snap-on, Inc.	843	278,300
Stanley Black & Decker, Inc.	4,479	416,278
		694,578
Healthcare-Products — 4.9%
Abbott Laboratories	50,620	5,738,789
Agilent Technologies, Inc.	8,488	1,106,071
Align Technology, Inc.†	920	188,628
Baxter International, Inc.	14,842	529,859
Bio-Techne Corp.	4,585	338,144
Boston Scientific Corp.†	19,280	1,619,906
Cooper Cos., Inc.†	3,360	351,725
Danaher Corp.	18,700	4,593,842
Edwards Lifesciences Corp.†	11,040	739,790
GE HealthCare Technologies, Inc.	13,285	1,160,445
Hologic, Inc.†	6,758	546,519
IDEXX Laboratories, Inc.†	1,054	428,894
Insulet Corp.†	1,264	292,654
Intuitive Surgical, Inc.†	3,510	1,768,478
Medtronic PLC	37,314	3,330,275
ResMed, Inc.	4,274	1,036,317
Revvity, Inc.	3,589	425,620
Solventum Corp.†	4,021	291,844
STERIS PLC	1,262	279,975
Stryker Corp.	3,591	1,279,401
Teleflex, Inc.	1,371	275,653
Thermo Fisher Scientific, Inc.	6,891	3,764,691
Waters Corp.†	1,088	351,544
Zimmer Biomet Holdings, Inc.	5,925	633,501
		31,072,565
Healthcare-Services — 3.3%
Catalent, Inc.†	5,265	308,529
Centene Corp.†	15,304	952,827
Charles River Laboratories International, Inc.†	1,502	268,227
Cigna Group	8,133	2,560,350
DaVita, Inc.†	604	84,445
Elevance Health, Inc.	6,745	2,736,851
HCA Healthcare, Inc.	2,812	1,008,777
Humana, Inc.	3,504	903,436
IQVIA Holdings, Inc.†	3,123	642,776
Labcorp Holdings, Inc.	2,442	557,435
Molina Healthcare, Inc.†	698	224,212
Quest Diagnostics, Inc.	3,239	501,495
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.	16,656	$ 9,402,312
Universal Health Services, Inc., Class B	1,730	353,456
		20,505,128
Home Builders — 0.1%
Lennar Corp., Class A	3,095	527,078
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,344	485,278
Church & Dwight Co., Inc.	3,846	384,254
Clorox Co.	3,603	571,256
Kimberly-Clark Corp.	9,799	1,314,830
		2,755,618
Insurance — 7.4%
Aflac, Inc.	14,664	1,536,640
Allstate Corp.	7,681	1,432,660
American International Group, Inc.(1)	18,734	1,421,536
Aon PLC, Class A	3,097	1,136,196
Arthur J. Gallagher & Co.	3,123	878,188
Assurant, Inc.	1,506	288,700
Berkshire Hathaway, Inc., Class B†	53,292	24,030,429
Brown & Brown, Inc.	1,517	158,739
Chubb, Ltd.	10,930	3,087,069
Cincinnati Financial Corp.	4,547	640,354
Erie Indemnity Co., Class A	306	137,345
Everest Group, Ltd.	1,259	447,713
Globe Life, Inc.	2,613	275,933
Hartford Financial Services Group, Inc.	8,524	941,391
Loews Corp.	5,300	418,488
Marsh & McLennan Cos., Inc.	6,867	1,498,654
MetLife, Inc.	17,116	1,342,237
Principal Financial Group, Inc.	6,199	510,798
Progressive Corp.	8,520	2,068,912
Prudential Financial, Inc.	10,386	1,272,077
Travelers Cos., Inc.	6,631	1,630,828
W.R. Berkley Corp.	8,747	500,066
Willis Towers Watson PLC	2,954	892,669
		46,547,622
Internet — 0.5%
Airbnb, Inc., Class A†	6,400	862,656
CDW Corp.	2,255	424,459
eBay, Inc.	14,227	818,195
F5, Inc.†	1,695	396,426
Gen Digital, Inc.	15,758	458,715
Match Group, Inc.†	7,504	270,369
VeriSign, Inc.†	1,269	224,410
		3,455,230
Iron/Steel — 0.1%
Nucor Corp.	2,554	362,259
Steel Dynamics, Inc.	1,545	201,623
		563,882
Leisure Time — 0.0%
Carnival Corp.†	8,523	187,506
Lodging — 0.0%
Las Vegas Sands Corp.	4,010	207,918
MGM Resorts International†	2,149	79,234
		287,152

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	5,926	$ 2,229,361
GE Vernova, Inc.†	4,558	1,374,966
		3,604,327
Machinery-Diversified — 1.0%
Deere & Co.	3,206	1,297,436
Dover Corp.	3,999	757,131
IDEX Corp.	2,203	472,852
Ingersoll Rand, Inc.	2,700	259,200
Nordson Corp.	1,582	392,162
Otis Worldwide Corp.	7,109	698,104
Rockwell Automation, Inc.	1,718	458,208
Westinghouse Air Brake Technologies Corp.	5,097	958,134
Xylem, Inc.	7,066	860,497
		6,153,724
Media — 2.0%
Charter Communications, Inc., Class A†	1,525	499,605
Comcast Corp., Class A	112,389	4,908,028
FactSet Research Systems, Inc.	588	266,987
Fox Corp., Class A	6,537	274,554
Fox Corp., Class B	3,838	149,528
News Corp., Class A	11,006	299,913
News Corp., Class B	3,266	94,845
Paramount Global, Class B	17,301	189,273
Walt Disney Co.	52,763	5,075,801
Warner Bros. Discovery, Inc.†	64,914	527,751
		12,286,285
Mining — 0.4%
Freeport-McMoRan, Inc.	20,900	940,918
Newmont Corp.	33,382	1,516,878
		2,457,796
Miscellaneous Manufacturing — 0.8%
3M Co.	15,983	2,053,336
A.O. Smith Corp.	1,291	96,954
Illinois Tool Works, Inc.	4,244	1,108,236
Parker-Hannifin Corp.	823	521,839
Teledyne Technologies, Inc.†	1,362	620,146
Textron, Inc.	5,452	438,450
		4,838,961
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,501	573,337
Oil & Gas — 4.8%
Chevron Corp.	49,484	7,364,209
ConocoPhillips	10,473	1,147,212
Coterra Energy, Inc.	7,312	174,903
Devon Energy Corp.	18,220	704,749
EOG Resources, Inc.	5,623	685,781
EQT Corp.	17,283	631,521
Exxon Mobil Corp.	129,256	15,094,516
Marathon Oil Corp.	7,648	211,850
Marathon Petroleum Corp.	4,381	637,304
Occidental Petroleum Corp.	19,590	981,655
Phillips 66	12,177	1,483,402
Valero Energy Corp.	9,321	1,209,493
		30,326,595
Oil & Gas Services — 0.6%
Baker Hughes Co.	28,901	1,100,550
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Halliburton Co.	25,684	$ 712,474
Schlumberger NV	41,313	1,655,412
		3,468,436
Packaging & Containers — 0.4%
Amcor PLC	42,050	468,017
Ball Corp.	8,831	523,237
Packaging Corp. of America	2,594	593,870
Smurfit WestRock PLC	14,355	739,282
		2,324,406
Pharmaceuticals — 6.4%
AbbVie, Inc.	32,375	6,600,291
Becton Dickinson & Co.	8,410	1,964,492
Bristol-Myers Squibb Co.	58,984	3,289,538
Cardinal Health, Inc.	7,094	769,841
Cencora, Inc.	5,076	1,157,734
CVS Health Corp.	36,599	2,066,380
Dexcom, Inc.†	4,548	320,543
Henry Schein, Inc.†	3,686	258,868
Johnson & Johnson	70,035	11,195,795
McKesson Corp.	3,772	1,888,225
Merck & Co., Inc.	44,247	4,527,353
Pfizer, Inc.	164,863	4,665,623
Viatris, Inc.	34,725	402,810
Zoetis, Inc.	5,932	1,060,523
		40,168,016
Pipelines — 0.5%
Kinder Morgan, Inc.	56,179	1,376,947
ONEOK, Inc.	6,458	625,651
Williams Cos., Inc.	21,632	1,132,868
		3,135,466
Private Equity — 0.2%
Blackstone, Inc.	5,865	983,854
Real Estate — 0.3%
CBRE Group, Inc., Class A†	8,764	1,147,821
CoStar Group, Inc.†	6,795	494,608
		1,642,429
REITS — 3.9%
Alexandria Real Estate Equities, Inc.	4,529	505,210
American Tower Corp.	8,018	1,712,164
AvalonBay Communities, Inc.	4,132	915,693
BXP, Inc.	4,227	340,527
Camden Property Trust	3,102	359,181
Crown Castle, Inc.	12,643	1,358,996
Digital Realty Trust, Inc.	5,283	941,589
Equinix, Inc.	1,464	1,329,429
Equity Residential	9,926	698,493
Essex Property Trust, Inc.	1,868	530,250
Extra Space Storage, Inc.	6,167	1,007,071
Federal Realty Investment Trust	2,189	242,629
Healthpeak Properties, Inc.	20,476	459,686
Host Hotels & Resorts, Inc.	8,173	140,903
Invitation Homes, Inc.	16,574	520,589
Iron Mountain, Inc.	4,182	517,439
Kimco Realty Corp.	19,612	465,197
Mid-America Apartment Communities, Inc.	3,400	514,556
Prologis, Inc.	26,937	3,042,265
Public Storage	2,658	874,641
Realty Income Corp.	25,336	1,504,198

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Regency Centers Corp.	4,751	$ 339,411
SBA Communications Corp.	1,875	430,256
Simon Property Group, Inc.	5,617	949,947
UDR, Inc.	8,733	368,445
Ventas, Inc.	12,021	787,255
VICI Properties, Inc.	30,465	967,568
Welltower, Inc.	16,837	2,270,975
Weyerhaeuser Co.	21,160	659,346
		24,753,909
Retail — 6.6%
AutoZone, Inc.†	155	466,395
Best Buy Co., Inc.	5,712	516,536
CarMax, Inc.†	4,541	328,678
Costco Wholesale Corp.	7,480	6,538,866
Darden Restaurants, Inc.	1,655	264,833
Dollar General Corp.	6,397	512,016
Dollar Tree, Inc.†	5,879	380,019
Domino's Pizza, Inc.	610	252,375
Genuine Parts Co.	4,053	464,879
Home Depot, Inc.	18,176	7,156,800
Lowe's Cos., Inc.	16,579	4,340,880
McDonald's Corp.	11,686	3,413,597
O'Reilly Automotive, Inc.†	455	524,679
Starbucks Corp.	13,517	1,320,611
Target Corp.	13,460	2,019,538
TJX Cos., Inc.	11,509	1,300,862
Tractor Supply Co.	1,821	483,494
Ulta Beauty, Inc.†	473	174,527
Walgreens Boots Alliance, Inc.	20,846	197,203
Walmart, Inc.	126,367	10,355,776
Yum! Brands, Inc.	4,417	579,334
		41,591,898
Semiconductors — 2.5%
Analog Devices, Inc.	5,918	1,320,365
Intel Corp.	124,141	2,671,514
Microchip Technology, Inc.	6,399	469,495
Micron Technology, Inc.	32,261	3,214,809
NXP Semiconductors NV	1,854	434,763
ON Semiconductor Corp.†	6,980	492,020
Qorvo, Inc.†	2,760	196,678
QUALCOMM, Inc.	15,556	2,532,050
Skyworks Solutions, Inc.	4,647	406,984
Teradyne, Inc.	4,747	504,179
Texas Instruments, Inc.	16,735	3,399,882
		15,642,739
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,140	210,854
Software — 1.4%
Akamai Technologies, Inc.†	2,336	236,123
ANSYS, Inc.†	1,093	350,208
Autodesk, Inc.†	3,008	853,670
Broadridge Financial Solutions, Inc.	1,461	308,067
Dayforce, Inc.†	2,071	146,937
Electronic Arts, Inc.	3,917	590,879
Fidelity National Information Services, Inc.	15,872	1,424,195
Fiserv, Inc.†	8,040	1,591,116
Jack Henry & Associates, Inc.	2,122	386,056
MSCI, Inc.	984	562,061
Security Description	Shares or Principal Amount	Value

Software (continued)
Paychex, Inc.	5,596	$ 779,691
Paycom Software, Inc.	808	168,896
PTC, Inc.†	1,398	259,091
Roper Technologies, Inc.	1,778	956,084
Take-Two Interactive Software, Inc.†	2,372	383,600
		8,996,674
Telecommunications — 3.5%
AT&T, Inc.	208,606	4,701,979
Cisco Systems, Inc.	117,213	6,419,756
Corning, Inc.	22,406	1,066,302
Juniper Networks, Inc.	9,577	372,545
Motorola Solutions, Inc.	2,038	915,776
T-Mobile US, Inc.	14,258	3,181,815
Verizon Communications, Inc.	122,469	5,159,619
		21,817,792
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,812	250,182
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	3,412	351,572
CSX Corp.	28,202	948,715
Expeditors International of Washington, Inc.	2,587	307,853
FedEx Corp.	6,556	1,795,361
JB Hunt Transport Services, Inc.	2,345	423,554
Norfolk Southern Corp.	6,577	1,647,078
Union Pacific Corp.	9,747	2,261,986
United Parcel Service, Inc., Class B	21,312	2,857,087
		10,593,206
Water — 0.1%
American Water Works Co., Inc.	5,669	782,946
Total Common Stocks (cost $525,284,597)		603,730,013
UNAFFILIATED INVESTMENT COMPANIES — 3.6%
iShares S&P 500 Value ETF (cost $22,314,378)	116,200	22,617,168
Total Long-Term Investment Securities (cost $547,598,975)		626,347,181
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.35%, 01/30/2025(2)	$110,000	108,803
4.45%, 02/11/2025(2)	35,000	34,560
4.51%, 01/16/2025(2)	350,000	346,707
4.52%, 01/16/2025(2)	50,000	49,529
Total Short-Term Investments (cost $539,556)		539,599
TOTAL INVESTMENTS (cost $548,138,531)	99.7%	626,886,780
Other assets less liabilities	0.3	2,135,532
NET ASSETS	100.0%	$629,022,312
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
9	Long	S&P 500 E-Mini Index	December 2024	$2,638,896	$2,582,325	$(56,571)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$603,730,013	$—	$—	$603,730,013
Unaffiliated Investment Companies	22,617,168	—	—	22,617,168
Short-Term Investments	—	539,599	—	539,599
Total Investments at Value	$626,347,181	$539,599	$—	$626,886,780
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$56,571	$—	$—	$56,571
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Apparel — 0.9%
PVH Corp.	60,403	$ 5,947,279
Auto Manufacturers — 1.3%
Tesla, Inc.†	33,873	8,463,169
Banks — 0.8%
Northern Trust Corp.	54,518	5,480,149
Beverages — 0.2%
PepsiCo, Inc.	6,927	1,150,436
Biotechnology — 0.9%
Exelixis, Inc.†	50,810	1,686,892
Illumina, Inc.†	7,251	1,045,159
Incyte Corp.†	15,988	1,185,030
Vertex Pharmaceuticals, Inc.†	4,071	1,937,715
		5,854,796
Building Materials — 1.4%
AZEK Co., Inc.†	24,256	1,067,264
Builders FirstSource, Inc.†	12,697	2,176,266
Masco Corp.	70,624	5,643,564
		8,887,094
Chemicals — 0.4%
RPM International, Inc.	18,650	2,370,602
Commercial Services — 1.7%
Grand Canyon Education, Inc.†	3,199	438,615
Insperity, Inc.	8,004	630,475
TriNet Group, Inc.	24,965	2,119,279
Verisk Analytics, Inc.	27,744	7,621,832
		10,810,201
Computers — 12.6%
Apple, Inc.	324,671	73,346,426
Gartner, Inc.†	13,509	6,788,272
Leidos Holdings, Inc.	12,816	2,347,379
		82,482,077
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	10,174	953,406
Diversified Financial Services — 4.1%
American Express Co.	30,278	8,177,482
Ameriprise Financial, Inc.	16,790	8,567,937
Mastercard, Inc., Class A	6,118	3,056,492
TPG, Inc.	32,458	2,196,757
Visa, Inc., Class A	15,649	4,535,863
		26,534,531
Electric — 1.1%
NRG Energy, Inc.	42,187	3,813,705
Vistra Corp.	26,115	3,263,330
		7,077,035
Electronics — 0.5%
Amphenol Corp., Class A	51,283	3,436,987
Healthcare-Services — 2.0%
Cigna Group	19,700	6,201,757
ICON PLC†	4,656	1,034,144
IQVIA Holdings, Inc.†	27,085	5,574,635
		12,810,536
Household Products/Wares — 1.1%
Kimberly-Clark Corp.	51,867	6,959,514
Security Description	Shares or Principal Amount	Value

Insurance — 1.3%
Equitable Holdings, Inc.	173,940	$ 7,886,440
Everest Group, Ltd.	2,400	853,464
		8,739,904
Internet — 21.8%
Alphabet, Inc., Class A	163,628	27,998,387
Alphabet, Inc., Class C	113,783	19,649,186
Amazon.com, Inc.†	233,398	43,505,387
Booking Holdings, Inc.	2,316	10,830,195
Meta Platforms, Inc., Class A	54,638	31,011,436
Spotify Technology SA†	24,515	9,440,727
		142,435,318
Machinery-Diversified — 0.1%
AGCO Corp.	4,717	470,945
Pharmaceuticals — 4.5%
AbbVie, Inc.	31,227	6,366,249
Eli Lilly & Co.	11,818	9,805,867
McKesson Corp.	11,543	5,778,310
Merck & Co., Inc.	12,316	1,260,173
Pfizer, Inc.	224,354	6,349,218
		29,559,817
Real Estate — 0.7%
Jones Lang LaSalle, Inc.†	17,540	4,752,638
REITS — 0.9%
Lamar Advertising Co., Class A	44,556	5,881,392
Retail — 3.1%
Costco Wholesale Corp.	643	562,098
Home Depot, Inc.	5,498	2,164,838
Ross Stores, Inc.	25,195	3,520,245
Target Corp.	48,277	7,243,481
Texas Roadhouse, Inc.	5,724	1,093,971
TJX Cos., Inc.	4,390	496,202
Wingstop, Inc.	16,863	4,851,316
		19,932,151
Semiconductors — 18.2%
Applied Materials, Inc.	50,271	9,128,208
Broadcom, Inc.	68,743	11,670,499
Lam Research Corp.	102,684	7,634,555
Monolithic Power Systems, Inc.	1,702	1,292,329
NVIDIA Corp.	610,593	81,062,327
NXP Semiconductors NV	21,834	5,120,073
QUALCOMM, Inc.	18,676	3,039,892
		118,947,883
Software — 19.5%
AppLovin Corp., Class A†	60,757	10,291,628
Autodesk, Inc.†	26,600	7,549,080
Datadog, Inc., Class A†	57,277	7,184,827
DocuSign, Inc.†	8,639	599,374
Dropbox, Inc., Class A†	205,530	5,312,950
Guidewire Software, Inc.†	26,845	5,000,150
Microsoft Corp.	159,770	64,922,539
Nutanix, Inc., Class A†	27,692	1,719,673
Salesforce, Inc.	17,372	5,061,680
ServiceNow, Inc.†	13,349	12,454,484
Veeva Systems, Inc., Class A†	35,857	7,488,017
		127,584,402
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	31,573	2,072,136

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.2%
CSX Corp.	34,501	$ 1,160,614
Total Long-Term Investment Securities (cost $391,198,412)		650,755,012
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government Agency — 0.4%
Federal Home Loan Bank
4.55%, 11/01/2024 (cost $2,622,000)	$2,622,000	2,621,672
TOTAL INVESTMENTS (cost $393,820,412)	100.1%	653,376,684
Other assets less liabilities	(0.1)	(711,287)
NET ASSETS	100.0%	$652,665,397
†	Non-income producing security
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$650,755,012	$—	$—	$650,755,012
Short-Term Investments	—	2,621,672	—	2,621,672
Total Investments at Value	$650,755,012	$2,621,672	$—	$653,376,684
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 1.8%
Howmet Aerospace, Inc.	137,074	$ 13,669,019
Apparel — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	9,065	6,014,912
Banks — 5.7%
Bank of America Corp.	237,749	9,942,663
Goldman Sachs Group, Inc.	24,587	12,730,903
JPMorgan Chase & Co.	93,001	20,638,782
		43,312,348
Beverages — 1.3%
Diageo PLC	185,351	5,779,199
Pernod Ricard SA	32,852	4,102,130
		9,881,329
Biotechnology — 1.8%
Vertex Pharmaceuticals, Inc.†	28,505	13,567,810
Building Materials — 1.9%
Johnson Controls International PLC	87,171	6,585,769
Summit Materials, Inc., Class A†	165,789	7,860,057
		14,445,826
Chemicals — 1.9%
DuPont de Nemours, Inc.	75,359	6,254,043
Linde PLC	18,690	8,525,444
		14,779,487
Commercial Services — 1.0%
Dun & Bradstreet Holdings, Inc.	660,352	7,851,585
Computers — 5.6%
Apple, Inc.	138,992	31,399,683
Check Point Software Technologies, Ltd.†	64,076	11,098,604
		42,498,287
Cosmetics/Personal Care — 3.9%
Colgate-Palmolive Co.	71,606	6,710,198
Kenvue, Inc.	560,998	12,863,684
Procter & Gamble Co.	59,897	9,893,787
		29,467,669
Diversified Financial Services — 5.7%
CME Group, Inc.	49,064	11,057,063
Mastercard, Inc., Class A	28,752	14,364,212
Visa, Inc., Class A	62,834	18,212,435
		43,633,710
Electric — 3.5%
Alliant Energy Corp.	57,016	3,420,960
Southern Co.	105,828	9,633,523
Xcel Energy, Inc.	203,151	13,572,518
		26,627,001
Electrical Components & Equipment — 2.7%
AMETEK, Inc.	45,058	8,260,934
Eaton Corp. PLC	35,927	11,912,674
		20,173,608
Electronics — 4.3%
Allegion PLC	52,942	7,392,291
Honeywell International, Inc.	46,003	9,461,897
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Hubbell, Inc.	10,853	$ 4,634,557
TE Connectivity PLC	74,386	10,965,984
		32,454,729
Environmental Control — 0.7%
Waste Management, Inc.	25,326	5,466,617
Food — 0.7%
Mondelez International, Inc., Class A	75,826	5,192,564
Healthcare-Products — 5.4%
Abbott Laboratories	81,682	9,260,288
Agilent Technologies, Inc.	70,033	9,126,000
Medtronic PLC	158,892	14,181,111
STERIS PLC	36,822	8,168,961
		40,736,360
Healthcare-Services — 2.5%
Cigna Group	37,273	11,733,913
ICON PLC†	33,310	7,398,484
		19,132,397
Insurance — 3.6%
Aon PLC, Class A	27,545	10,105,434
Chubb, Ltd.	34,788	9,825,523
Willis Towers Watson PLC	24,456	7,390,358
		27,321,315
Internet — 9.9%
Alphabet, Inc., Class A	238,310	40,777,224
Amazon.com, Inc.†	185,515	34,579,996
		75,357,220
Machinery-Diversified — 0.6%
Westinghouse Air Brake Technologies Corp.	23,800	4,473,924
Oil & Gas — 3.6%
ConocoPhillips	152,680	16,724,567
Exxon Mobil Corp.	89,171	10,413,390
		27,137,957
Pharmaceuticals — 1.3%
Becton Dickinson & Co.	42,775	9,991,812
REITS — 1.8%
American Tower Corp.	63,754	13,614,029
Retail — 3.4%
Costco Wholesale Corp.	14,128	12,350,415
Home Depot, Inc.	28,849	11,359,294
Target Corp.	12,047	1,807,532
		25,517,241
Semiconductors — 9.9%
Analog Devices, Inc.	54,614	12,184,929
ASML Holding NV	8,173	5,495,580
Lam Research Corp.	99,396	7,390,093
NVIDIA Corp.	332,810	44,183,856
Texas Instruments, Inc.	30,314	6,158,592
		75,413,050
Software — 13.7%
Adobe, Inc.†	4,456	2,130,325
Electronic Arts, Inc.	60,499	9,126,274
Fiserv, Inc.†	82,279	16,283,014

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	146,353	$ 59,470,542
Salesforce, Inc.	59,312	17,281,737
		104,291,892
Transportation — 0.8%
Canadian Pacific Kansas City, Ltd.	43,799	3,379,531
JB Hunt Transport Services, Inc.	16,703	3,016,896
		6,396,427
Total Long-Term Investment Securities (cost $508,950,814)		758,420,125
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government Agency — 0.3%
Federal Home Loan Bank
4.55%, 11/01/2024 (cost $2,080,000)	$2,080,000	$ 2,079,740
TOTAL INVESTMENTS (cost $511,030,814)	100.1%	760,499,865
Other assets less liabilities	(0.1)	(661,424)
NET ASSETS	100.0%	$759,838,441
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$6,014,912	$—	$6,014,912
Beverages	—	9,881,329	—	9,881,329
Semiconductors	69,917,470	5,495,580	—	75,413,050
Other Industries	667,110,834	—	—	667,110,834
Short-Term Investments	—	2,079,740	—	2,079,740
Total Investments at Value	$737,028,304	$23,471,561	$—	$760,499,865
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.2%
Advertising — 0.9%
Omnicom Group, Inc.	43,023	$ 4,345,323
Aerospace/Defense — 1.4%
Boeing Co.†	7,075	1,056,368
General Dynamics Corp.	8,212	2,394,701
L3Harris Technologies, Inc.	14,206	3,515,559
		6,966,628
Agriculture — 1.7%
Altria Group, Inc.	30,760	1,675,190
Archer-Daniels-Midland Co.	17,430	962,310
Philip Morris International, Inc.	43,142	5,724,943
		8,362,443
Auto Parts & Equipment — 1.2%
Aptiv PLC†	62,033	3,525,335
Lear Corp.	26,422	2,530,171
		6,055,506
Banks — 8.3%
Bank of America Corp.	182,179	7,618,726
Goldman Sachs Group, Inc.	19,006	9,841,117
JPMorgan Chase & Co.	33,492	7,432,544
Morgan Stanley	33,455	3,889,144
Northern Trust Corp.	58,467	5,877,103
PNC Financial Services Group, Inc.	13,636	2,567,250
Truist Financial Corp.	91,384	3,934,081
		41,159,965
Beverages — 0.8%
Constellation Brands, Inc., Class A	8,698	2,020,893
Diageo PLC	55,124	1,718,753
		3,739,646
Building Materials — 3.2%
Johnson Controls International PLC	107,958	8,156,227
Masco Corp.	73,545	5,876,981
Mohawk Industries, Inc.†	5,043	677,123
Summit Materials, Inc., Class A†	23,641	1,120,820
		15,831,151
Chemicals — 2.2%
Air Products & Chemicals, Inc.	4,843	1,503,897
Axalta Coating Systems, Ltd.†	70,764	2,683,371
DuPont de Nemours, Inc.	34,288	2,845,561
PPG Industries, Inc.	29,655	3,692,344
		10,725,173
Commercial Services — 0.7%
Dun & Bradstreet Holdings, Inc.	311,493	3,703,652
Computers — 1.2%
Accenture PLC, Class A	7,695	2,653,390
Amdocs, Ltd.	19,498	1,710,852
Cognizant Technology Solutions Corp., Class A	23,098	1,722,880
		6,087,122
Cosmetics/Personal Care — 1.5%
Kenvue, Inc.	330,700	7,582,951
Distribution/Wholesale — 0.6%
LKQ Corp.	74,653	2,746,484
Diversified Financial Services — 3.1%
Cboe Global Markets, Inc.	11,532	2,462,889
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Charles Schwab Corp.	156,031	$ 11,051,676
CME Group, Inc.	9,247	2,083,904
		15,598,469
Electric — 3.4%
Dominion Energy, Inc.	12,069	718,467
Duke Energy Corp.	35,178	4,054,968
Exelon Corp.	45,902	1,803,949
National Grid PLC	240,044	3,016,920
PG&E Corp.	238,999	4,832,560
Southern Co.	23,932	2,178,530
		16,605,394
Electrical Components & Equipment — 0.7%
Eaton Corp. PLC	10,233	3,393,058
Electronics — 0.6%
Honeywell International, Inc.	13,652	2,807,943
Food — 0.1%
US Foods Holding Corp.†	11,323	698,063
Hand/Machine Tools — 1.0%
Regal Rexnord Corp.	16,922	2,818,190
Stanley Black & Decker, Inc.	23,991	2,229,723
		5,047,913
Healthcare-Products — 1.7%
Medtronic PLC	96,116	8,578,353
Healthcare-Services — 2.1%
Cigna Group	23,984	7,550,403
ICON PLC†	8,231	1,828,188
Quest Diagnostics, Inc.	7,075	1,095,422
		10,474,013
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	26,673	2,308,935
Insurance — 4.1%
Aon PLC, Class A	19,254	7,063,715
Chubb, Ltd.	20,289	5,730,425
Principal Financial Group, Inc.	11,003	906,648
Travelers Cos., Inc.	7,414	1,823,399
Willis Towers Watson PLC	15,958	4,822,348
		20,346,535
Internet — 0.9%
Alphabet, Inc., Class A	17,314	2,962,599
Booking Holdings, Inc.	357	1,669,421
		4,632,020
Media — 1.9%
Comcast Corp., Class A	189,664	8,282,627
Warner Bros. Discovery, Inc.†	114,996	934,917
		9,217,544
Mining — 0.2%
Glencore PLC	180,464	940,397
Oil & Gas — 4.1%
Chevron Corp.	8,965	1,334,171
ConocoPhillips	53,623	5,873,863
Exxon Mobil Corp.	34,843	4,068,966
Hess Corp.	44,732	6,015,559
Suncor Energy, Inc.	81,094	3,061,228
		20,353,787

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 5.2%
Becton Dickinson & Co.	19,176	$ 4,479,322
Johnson & Johnson	48,912	7,819,072
McKesson Corp.	8,014	4,011,728
Organon & Co.	31,569	592,866
Pfizer, Inc.	215,723	6,104,961
Roche Holding AG	8,346	2,592,052
		25,600,001
Retail — 0.4%
Target Corp.	6,976	1,046,679
Wendy's Co.	46,963	897,463
		1,944,142
Semiconductors — 1.7%
Intel Corp.	120,962	2,603,103
NXP Semiconductors NV	18,552	4,350,444
Samsung Electronics Co., Ltd. (Preference Shares)	46,876	1,622,591
		8,576,138
Software — 3.1%
Electronic Arts, Inc.	11,502	1,735,077
Fidelity National Information Services, Inc.	30,594	2,745,200
Fiserv, Inc.†	19,613	3,881,413
Microsoft Corp.	17,373	7,059,518
		15,421,208
Telecommunications — 0.7%
T-Mobile US, Inc.	15,812	3,528,606
Transportation — 1.0%
Union Pacific Corp.	21,035	4,881,592
Total Common Stocks (cost $223,782,024)		298,260,155
CONVERTIBLE PREFERRED STOCKS — 0.2%
Aerospace/Defense — 0.2%
Boeing Co. (cost $1,065,050)	21,301	1,144,503
CORPORATE BONDS & NOTES — 12.8%
Aerospace/Defense — 0.0%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	207,535
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,087,000	1,072,091
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	196,687
5.13%, 02/15/2030	234,000	236,883
5.63%, 11/17/2029	83,000	86,093
5.75%, 11/17/2032	367,000	382,195
		1,973,949
Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	645,216
Banks — 2.8%
Bank of America Corp.
2.57%, 10/20/2032	679,000	577,364
Barclays PLC
7.44%, 11/02/2033	643,000	721,495
Deutsche Bank AG
2.31%, 11/16/2027	188,000	177,879
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.72%, 01/18/2029	$ 485,000	$ 505,422
7.15%, 07/13/2027	190,000	196,163
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	523,462
2.60%, 02/07/2030	722,000	645,262
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	193,498
4.70%, 03/09/2031(1)	237,000	210,674
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	871,965
2.96%, 05/13/2031	103,000	92,332
2.96%, 01/25/2033	398,000	347,599
3.11%, 04/22/2041	534,000	410,295
3.90%, 01/23/2049	199,000	161,163
5.77%, 04/22/2035	461,000	479,777
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,206,139
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	587,956
Morgan Stanley
2.70%, 01/22/2031	1,283,000	1,147,898
2.94%, 01/21/2033	678,000	589,043
Northern Trust Corp.
6.13%, 11/02/2032	588,000	632,343
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,029,016
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,146,361
Wells Fargo & Co.
3.35%, 03/02/2033	1,668,000	1,482,078
		13,935,184
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	144,680
8.00%, 11/15/2039	626,000	796,962
Diageo Capital PLC
2.38%, 10/24/2029	499,000	449,085
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	60,855
		1,451,582
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	36,439
Masco Corp.
2.00%, 02/15/2031	787,000	664,388
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	75,413
		776,240
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	318,000	278,397
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	892,000	889,292
ERAC USA Finance LLC
7.00%, 10/15/2037*	258,000	297,406
Experian Finance PLC
4.25%, 02/01/2029*	336,000	328,599
Global Payments, Inc.
1.20%, 03/01/2026	438,000	417,827

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
2.90%, 11/15/2031	$ 531,000	$ 458,781
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	389,999
5.75%, 04/01/2033	321,000	336,471
		3,118,375
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033	676,000	676,145
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	248,171
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/2027	150,000	145,549
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	358,099
3.25%, 02/15/2027*	466,000	446,245
4.38%, 05/01/2026*	141,000	138,836
Capital One Financial Corp.
3.27%, 03/01/2030	1,031,000	955,970
3.75%, 03/09/2027	359,000	350,881
Charles Schwab Corp.
5.85%, 05/19/2034	835,000	868,840
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	394,063
LPL Holdings, Inc.
4.38%, 05/15/2031*	894,000	826,531
6.75%, 11/17/2028	80,000	84,322
		4,817,507
Electric — 1.1%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	298,715
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	94,905
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	347,805
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	233,963	236,136
Duke Energy Carolinas LLC
4.95%, 01/15/2033	887,000	883,577
Duke Energy Corp.
2.65%, 09/01/2026	66,000	63,692
4.50%, 08/15/2032	674,000	647,786
Electricite de France SA
6.90%, 05/23/2053*	200,000	222,139
Empire District Bondco LLC
4.94%, 01/01/2035	279,000	278,752
Exelon Corp.
4.05%, 04/15/2030	357,000	342,614
Georgia Power Co.
3.70%, 01/30/2050	30,000	22,839
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	166,525
4.30%, 01/15/2026*	276,000	273,536
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	419,964
Pacific Gas & Electric Co.
2.10%, 08/01/2027	101,000	93,945
2.50%, 02/01/2031	413,000	354,297
3.00%, 06/15/2028	298,000	279,122
3.30%, 08/01/2040	195,000	146,132
Security Description	Shares or Principal Amount	Value

Electric (continued)
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	$ 304,000	$ 305,605
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	190,001
		5,668,087
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	513,288
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	350,000	279,315
5.14%, 03/15/2052	347,000	261,367
		540,682
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	150,824
Waste Management, Inc.
4.88%, 02/15/2034	1,314,000	1,308,837
		1,459,661
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	55,000	54,175
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	210,907
NiSource, Inc.
2.95%, 09/01/2029	272,000	249,898
5.65%, 02/01/2045	89,000	89,416
		604,396
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	177,873
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	301,204
		479,077
Healthcare-Services — 0.4%
Adventist Health System
5.43%, 03/01/2032	568,000	563,716
HCA, Inc.
4.13%, 06/15/2029	255,000	245,588
4.38%, 03/15/2042	268,000	224,005
5.13%, 06/15/2039	450,000	425,018
Humana, Inc.
5.88%, 03/01/2033	260,000	265,221
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	272,794
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	26,207
4.26%, 11/01/2047	257,000	211,730
		2,234,279
Insurance — 0.9%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	546,791
Aon Corp.
4.50%, 12/15/2028	441,000	436,974
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	429,017
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	926,000	938,465

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
6.00%, 12/07/2033	$ 23,000	$ 23,611
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	170,932
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	989,038
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	736,000	772,965
		4,307,793
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	302,020
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	156,993
Marriott International, Inc.
2.75%, 10/15/2033	340,000	281,541
2.85%, 04/15/2031	2,000	1,758
4.63%, 06/15/2030	420,000	414,246
		854,538
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	90,796
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	167,005
4.70%, 09/15/2028	434,000	431,984
		689,785
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	305,967
5.25%, 04/01/2053	375,000	300,253
5.38%, 05/01/2047	90,000	73,568
6.38%, 10/23/2035	224,000	224,087
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	232,928
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	428,000	480,434
		1,617,237
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	904,027
3.88%, 03/16/2029*	200,000	190,794
5.63%, 04/01/2030*	422,000	433,132
Glencore Funding LLC
2.50%, 09/01/2030*	359,000	313,398
2.85%, 04/27/2031*	150,000	130,876
		1,972,227
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	783,107
Diamondback Energy, Inc.
5.40%, 04/18/2034	303,000	302,467
Eni SpA
4.75%, 09/12/2028*	762,000	760,469
EQT Corp.
5.75%, 02/01/2034	673,000	675,053
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
4.75%, 09/15/2044	$ 201,000	$ 171,538
Phillips 66
2.15%, 12/15/2030	635,000	543,015
		3,235,649
Pharmaceuticals — 0.1%
Cigna Group
3.20%, 03/15/2040	102,000	76,637
CVS Health Corp.
5.30%, 06/01/2033	574,000	562,816
		639,453
Pipelines — 0.5%
Enbridge, Inc.
5.63%, 04/05/2034	451,000	458,620
Energy Transfer LP
5.75%, 02/15/2033	489,000	498,481
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	372,133
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	105,047
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	169,450
Targa Resources Corp.
4.20%, 02/01/2033	162,000	148,917
6.13%, 03/15/2033	499,000	521,423
		2,274,071
REITS — 0.8%
Boston Properties LP
2.55%, 04/01/2032	279,000	227,727
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	337,672
4.13%, 05/15/2029	36,000	34,609
Crown Castle, Inc.
3.65%, 09/01/2027	544,000	526,548
Equinix, Inc.
1.80%, 07/15/2027	382,000	354,383
2.50%, 05/15/2031	480,000	414,216
2.63%, 11/18/2024	603,000	602,224
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	329,684
Public Storage Operating Co.
5.10%, 08/01/2033	975,000	980,977
Realty Income Corp.
3.25%, 01/15/2031	105,000	95,824
		3,903,864
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	336,752
Genuine Parts Co.
2.75%, 02/01/2032	802,000	681,886
		1,018,638
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	288,000	273,942
4.93%, 05/15/2037*	149,000	142,886
		416,828

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	$ 147,000	$ 130,669
Oracle Corp.
4.90%, 02/06/2033	165,000	162,795
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	240,468
		533,932
Telecommunications — 0.5%
Rogers Communications, Inc.
3.80%, 03/15/2032	1,127,000	1,027,273
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	368,461
4.50%, 04/15/2050	477,000	405,035
Verizon Communications, Inc.
3.15%, 03/22/2030	224,000	205,728
4.81%, 03/15/2039	400,000	374,731
Vodafone Group PLC
5.63%, 02/10/2053	167,000	162,745
		2,543,973
Total Corporate Bonds & Notes (cost $68,161,547)		63,689,608
ASSET BACKED SECURITIES — 2.0%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	248,000	249,003
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	92,564	93,491
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A 6.39%, 08/15/2033*	124,000	126,274
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	148,000	147,762
Series 2023-1, Class A2 5.51%, 01/22/2029*	666,645	669,765
Series 2023-3, Class A2 6.40%, 03/20/2030*	264,733	269,281
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2 6.27%, 08/16/2027*	82,140	82,607
Series 2023-2A, Class A2 6.37%, 06/15/2028*	57,064	57,755
Nissan Master Owner Trust Receivables FRS
Series 2024-A, Class A 5.68%, (SOFR30A+0.67%), 02/15/2028*	325,724	326,131
SBNA Auto Lease Trust
4.94%, 11/20/2026*	72,000	71,998
		2,094,067
Home Equity — 0.1%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 6.43%, (TSFR1M+1.71%), 12/28/2040*	56,499	103,153
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	12,530	13,042
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.72%, 12/25/2035(2)	$ 11,437	$ 300
		116,495
Other Asset Backed Securities — 1.5%
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1R 6.37%, (TSFR3M+1.75%), 10/20/2036*	293,336	295,456
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	232,371	235,014
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.09%, (TSFR3M+1.96%), 11/07/2030*	795,089	795,871
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 5.94%, (TSFR3M+1.28%), 04/15/2031*	578,477	578,501
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 5.82%, (TSFR3M+1.16%), 04/15/2029*	227,503	228,058
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	56,707	56,867
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 6.52%, (TSFR3M+1.91%), 01/29/2030*	166,368	166,427
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 6.27%, (TSFR3M+1.61%), 10/15/2029*	371,566	371,757
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 6.08%, (TSFR3M+1.42%), 07/15/2034*	385,000	385,792
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 6.64%, (TSFR3M+2.01%), 04/22/2030*	1,102,426	1,105,782
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	534,000	537,874
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A2 6.81%, (TSFR3M+1.65%), 08/08/2032*	1,108,526	1,110,458
Rockford Tower CLO 2020-1, Ltd. FRS
Series 2020-1A, Class A2R 6.42%, (TSFR3M+1.80%), 01/20/2036*	1,187,485	1,188,836
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 6.37%, (TSFR3M+1.71%), 10/15/2030*	425,864	425,890
		7,482,583
Total Asset Backed Securities (cost $9,625,191)		9,693,145
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Commercial and Residential — 4.3%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 6.65%, (TSFR1M+1.86%), 01/15/2037*	397,000	392,364
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*	397,169	394,229
Series 2024-10, Class A1 5.35%, 10/25/2069*	666,766	662,350

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 6.12%, (TSFR1M+1.31%), 12/15/2035*	$ 488,500	$ 485,862
Series 2021-FL3, Class B 6.52%, (TSFR1M+1.71%), 08/15/2034*	383,500	381,228
Series 2022-FL1, Class B 7.11%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,088,884
AREIT Trust FRS
Series 2022-CRE6, Class B 6.74%, (SOFR30A+1.85%), 01/20/2037*	668,000	660,791
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	444,997
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	31,765
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 6.22%, (TSFR1M+1.41%), 03/15/2036*	1,118,500	1,096,739
Series 2021-FL7, Class B 6.97%, (TSFR1M+2.16%), 12/15/2038*	182,000	181,793
Series 2022-FL8, Class B 7.06%, (SOFR30A+2.05%), 02/15/2037*	392,500	388,652
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.20%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,110,961
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*	441,920	438,745
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	814,415
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	463,881
ELM Trust VRS
Series 2024-ELM, Class B10 6.00%, 06/10/2039*(2)	537,460	542,795
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	870,576
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	630,889
Series 2014-C26, Class A4 3.49%, 01/15/2048	728,642	726,984
LCCM Trust FRS
Series 2021-FL2, Class B 6.82%, (TSFR1M+2.01%), 12/13/2038*	494,000	485,575
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.67%, (TSFR1M+1.86%), 07/15/2036*	1,249,000	1,243,531
MF1 LLC FRS
Series 2024-FL16, Class A 6.29%, (TSFR1M+1.54%), 11/18/2029*	1,096,998	1,094,596
Series 2023-FL12, Class A 6.83%, (TSFR1M+2.07%), 10/19/2038*	368,500	369,537
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 6.10%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,216,659
Series 2024-FL15, Class AS 6.82%, (TSFR1M+2.04%), 08/18/2041*	541,000	540,661
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MF1, Ltd. FRS
Series 2020-FL4, Class A 6.60%, (TSFR1M+1.81%), 12/15/2035*	$ 91,829	$ 91,714
Series 2022-FL8, Class B 6.71%, (TSFR1M+1.95%), 02/19/2037*	486,092	478,248
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	310,066
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	503,228
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*	264,857	263,842
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class B 6.65%, (TSFR1M+1.91%), 11/25/2036*	240,000	238,842
STWD, Ltd. FRS
Series 2022-FL3, Class AS 6.81%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,096,574
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 6.10%, (TSFR1M+1.31%), 03/15/2038*	556,923	551,427
Verus Securitization Trust VRS
Series 2024-8, Class A1 5.36%, 10/25/2069*(2)	151,594	151,228
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	886,224
		21,330,852
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K042, Class A2 2.67%, 12/25/2024	166,775	166,147
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20%, 11/25/2027(2)(3)	3,192,000	18,835
Series K070, Class XAM 0.25%, 12/25/2027(2)(3)	1,984,000	14,893
Series K069, Class XAM 0.28%, 09/25/2027(2)(3)	2,042,000	17,301
Series K071, Class X1 0.28%, 11/25/2027(2)(3)	2,183,378	14,662
Series K072, Class XAM 0.29%, 12/25/2027(2)(3)	2,208,000	20,460
Series K154, Class X1 0.29%, 11/25/2032(2)(3)	1,601,989	26,412
Series K070, Class X1 0.32%, 11/25/2027(2)(3)	1,958,700	16,466
Series K127, Class X1 0.32%, 01/25/2031(2)(3)	1,114,885	17,203
Series K068, Class XAM 0.33%, 08/25/2027(2)(3)	1,898,000	17,944
Series K134, Class XAM 0.35%, 11/25/2031(2)(3)	1,708,147	36,431
Series K072, Class X1 0.36%, 12/25/2027(2)(3)	3,344,719	34,799
Series K068, Class X1 0.41%, 08/25/2027(2)(3)	1,233,191	12,551

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K137, Class XAM 0.50%, 12/25/2031(2)(3)	$ 1,554,125	$ 45,695
Series K128, Class X1 0.51%, 03/25/2031(2)(3)	898,501	23,233
Series K132, Class X1 0.51%, 08/25/2031(2)(3)	353,896	9,960
Series K133, Class XAM 0.54%, 09/25/2031(2)(3)	1,156,618	36,571
Series K067, Class X1 0.57%, 07/25/2027(2)(3)	2,247,502	28,873
Series K136, Class XAM 0.57%, 12/25/2031(2)(3)	2,614,411	86,462
Series K066, Class XAM 0.64%, 06/25/2027(2)(3)	2,696,000	46,891
Series K128, Class XAM 0.73%, 03/25/2031(2)(3)	386,416	15,544
Series K066, Class X1 0.74%, 06/25/2027(2)(3)	866,642	13,381
Series K125, Class XAM 0.78%, 01/25/2031(2)(3)	463,094	19,172
Series K132, Class XAM 0.86%, 09/25/2031(2)(3)	334,404	15,895
Series K124, Class XAM 0.94%, 01/25/2031(2)(3)	313,326	15,443
Series K131, Class XAM 0.94%, 07/25/2031(2)(3)	261,462	14,085
Series K122, Class XAM 1.08%, 11/25/2030(2)(3)	283,086	15,802
Series K097, Class X1 1.09%, 07/25/2029(2)(3)	162,435	6,937
Series K098, Class X1 1.14%, 08/25/2029(2)(3)	1,020,342	46,031
Series K118, Class XAM 1.17%, 09/25/2030(2)(3)	160,069	9,338
Series K129, Class XAM 1.22%, 05/25/2031(2)(3)	173,114	11,379
Series K114, Class XAM 1.34%, 06/25/2030(2)(3)	272,251	17,510
Series K116, Class XAM 1.60%, 08/25/2030(2)(3)	246,234	19,293
Series K112, Class XAM 1.67%, 05/25/2030(2)(3)	267,239	21,407
Series K109, Class XAM 1.80%, 04/25/2030(2)(3)	200,000	16,737
Series K111, Class XAM 1.80%, 05/25/2030(2)(3)	678,770	57,908
Series K110, Class XAM 1.87%, 04/25/2030(2)(3)	547,569	47,555
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	36,579	1,977
Series 4474, Class HJ 3.00%, 07/15/2039	18,467	17,436
Series 4096, Class DZ 3.50%, 08/15/2042	95,669	88,660
Series 4471, Class PI 4.50%, 12/15/2040(3)	4,265	396
Series 3629, Class CZ 5.00%, 01/15/2040	25,109	25,400
Series 3845, Class AI 5.50%, 02/15/2036(3)	8,976	1,507
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	$ 58,687	$ 50,756
Series 2019-3, Class MA 3.50%, 10/25/2058	40,414	38,615
Series 2019-3, Class MV 3.50%, 10/25/2058	55,902	51,590
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00%, 05/25/2044	849	844
Series 2016-19, Class AD 2.00%, 04/25/2046	26,554	24,280
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	34,899	2,692
Series 2010-43, Class AH 3.25%, 05/25/2040	13,132	12,337
Series 2010-113, Class GB 4.00%, 10/25/2040	18,181	17,717
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	50,251	9,485
Series 2005-18, Class EC 5.00%, 03/25/2025	149	148
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	25,567	24,384
Series 2022-159, Class MV 4.50%, 10/20/2033	73,780	72,195
Series 2012-12, Class KN 4.50%, 09/20/2041	16,539	16,380
Government National Mtg. Assoc. REMIC FRS
Series 2023-40, Class FX 4.97%, (TSFR1M+0.21%), 09/20/2041	187,466	182,681
Series 2024-51, Class FJ 6.04%, (SOFR30A+1.15%), 03/20/2064	136,768	137,566
		1,832,252
Total Collateralized Mortgage Obligations (cost $23,693,671)		23,163,104
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.9%
U.S. Government — 7.6%
United States Treasury Bonds
2.25%, 08/15/2046 to 02/15/2052	12,800,000	8,514,719
2.38%, 02/15/2042	5,100,000	3,757,266
2.50%, 02/15/2045	3,429,000	2,469,014
4.00%, 11/15/2052	1,674,000	1,538,249
4.25%, 02/15/2054	1,850,000	1,778,312
4.75%, 11/15/2053	1,780,000	1,856,206
United States Treasury Notes
3.88%, 12/31/2027	5,900,000	5,854,828
4.00%, 01/15/2027	3,600,000	3,588,891
4.50%, 04/15/2027(4)	8,050,000	8,117,293
		37,474,778
U.S. Government Agency — 11.3%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	797,935	604,029
2.00%, 03/01/2037 to 05/01/2052	5,039,828	4,056,280
2.50%, 08/01/2040 to 09/01/2052	4,424,444	3,673,762
3.00%, 01/01/2038 to 07/01/2052	2,243,017	1,973,351
3.50%, 11/01/2037 to 07/01/2052	1,050,537	962,225
4.00%, 08/01/2037 to 05/01/2052	502,507	475,777
4.50%, 04/01/2035 to 10/01/2052	842,540	804,237
5.00%, 09/01/2033 to 06/01/2053	1,461,292	1,426,899

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, 12/01/2033 to 10/01/2053	$ 621,673	$ 619,416
6.00%, 04/01/2034 to 04/01/2054	1,105,424	1,116,559
6.50%, 05/01/2034 to 01/01/2054	246,097	251,759
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	519,319	393,452
2.00%, 03/01/2037 to 03/01/2052	6,302,527	5,225,895
2.50%, 11/01/2031 to 06/01/2052	5,846,201	4,922,906
3.00%, 11/01/2028 to 07/01/2052	3,228,456	2,840,564
3.50%, 04/01/2038 to 12/01/2053	2,523,213	2,306,234
4.00%, 09/01/2040 to 05/01/2053	2,069,509	1,945,054
4.50%, 08/01/2033 to 09/01/2052	727,709	710,035
5.00%, 03/01/2026 to 07/01/2053	433,222	428,491
5.50%, 02/01/2033 to 11/01/2053	1,992,265	1,990,520
6.00%, 04/01/2034 to 03/01/2054	902,367	919,400
6.50%, 06/01/2031 to 07/01/2054	1,035,041	1,057,405
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 04/20/2052	2,153,382	1,757,816
2.50%, 08/20/2051 to 04/20/2052	1,009,452	855,696
2.50%, November 30 TBA	1,025,000	868,204
3.00%, 04/20/2045 to 11/20/2052	2,090,774	1,841,868
3.50%, 12/15/2041 to 10/20/2052	1,753,242	1,595,940
4.00%, 01/20/2041 to 10/20/2052	993,933	931,255
4.50%, 07/20/2033 to 12/20/2052	2,227,096	2,133,107
5.00%, 07/20/2033 to 05/20/2053	1,168,999	1,144,350
5.00%, November 30 TBA	250,000	244,178
5.00%, December 30 TBA	325,000	317,177
5.50%, 11/15/2032 to 08/20/2054	1,546,535	1,541,732
6.00%, 09/15/2032 to 04/20/2054	515,260	524,369
6.00%, December 30 TBA	325,000	326,880
6.50%, November 30 TBA	275,000	279,380
7.00%, December 30 TBA	50,000	51,085
Small Business Administration
Series 2005-20C, Class 1 4.95%, 03/01/2025	2,954	2,948
Uniform Mtg. Backed Securities
2.00%, December 30 TBA	175,000	138,787
2.00%, November 30 TBA	125,000	99,060
2.50%, November 30 TBA	600,000	496,311
2.50%, December 30 TBA	900,000	744,748
3.00%, November 30 TBA	1,000,000	860,787
3.50%, November 30 TBA	250,000	223,487
7.00%, December 30 TBA	350,000	362,387
		56,045,802
Total U.S. Government & Agency Obligations (cost $99,443,278)		93,520,580
MUNICIPAL SECURITIES — 0.4%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	181,845
Security Description	Shares or Principal Amount	Value

Massachusetts Educational Financing Authority Revenue Bonds
6.35%, 07/01/2049	$ 625,000	$ 644,380
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	796,997
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	570,000	575,637
Total Municipal Securities (cost $2,108,617)		2,198,859
Total Long-Term Investment Securities (cost $427,879,378)		491,669,954
SHORT-TERM INVESTMENTS — 1.5%
U.S. Government Agency — 1.5%
Federal Home Loan Bank
4.55%, 11/01/2024 (cost $7,600,000)	7,600,000	7,599,051
TOTAL INVESTMENTS (cost $435,479,378)	100.7%	499,269,005
Other assets less liabilities	(0.7)	(3,486,722)
NET ASSETS	100.0%	$495,782,283
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $39,041,739 representing 7.9% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Short	U.S. Treasury Ultra 10 Year Notes	December 2024	$2,009,746	$1,933,750	$75,996

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
50	Long	U.S. Treasury 2 Year Notes	December 2024	$10,426,742	$10,297,266	$(129,476)
60	Long	U.S. Treasury 5 Year Notes	December 2024	6,583,331	6,434,063	(149,268)
17	Long	U.S. Treasury Ultra Bonds	December 2024	2,283,658	2,135,625	(148,033)
						$(426,777)
		Net Unrealized Appreciation (Depreciation)				$(350,781)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$2,020,893	$1,718,753	$—	$3,739,646
Electric	13,588,474	3,016,920	—	16,605,394
Household Products/Wares	—	2,308,935	—	2,308,935
Mining	—	940,397	—	940,397
Pharmaceuticals	23,007,949	2,592,052	—	25,600,001
Semiconductors	6,953,547	1,622,591	—	8,576,138
Other Industries	240,489,644	—	—	240,489,644
Convertible Preferred Stocks	1,144,503	—	—	1,144,503
Corporate Bonds & Notes	—	63,689,608	—	63,689,608
Asset Backed Securities	—	9,693,145	—	9,693,145
Collateralized Mortgage Obligations	—	23,163,104	—	23,163,104
U.S. Government & Agency Obligations	—	93,520,580	—	93,520,580
Municipal Securities	—	2,198,859	—	2,198,859
Short-Term Investments	—	7,599,051	—	7,599,051
Total Investments at Value	$287,205,010	$212,063,995	$—	$499,269,005
Other Financial Instruments:†
Futures Contracts	$75,996	$—	$—	$75,996
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$426,777	$—	$—	$426,777
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.2%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	6,229	$ 2,148,756
Hexcel Corp.	13,296	780,342
		2,929,098
Agriculture — 0.2%
Darling Ingredients, Inc.†	25,864	1,011,541
Airlines — 0.3%
American Airlines Group, Inc.†	106,808	1,431,227
Apparel — 1.0%
Capri Holdings, Ltd.†	19,157	378,159
Carter's, Inc.	5,876	321,417
Columbia Sportswear Co.	5,333	429,147
Crocs, Inc.†	9,659	1,041,434
PVH Corp.	9,085	894,509
Skechers USA, Inc., Class A†	21,557	1,324,893
Under Armour, Inc., Class A†	30,711	262,579
Under Armour, Inc., Class C†	21,061	166,382
		4,818,520
Auto Parts & Equipment — 0.8%
Autoliv, Inc.	11,892	1,104,529
Gentex Corp.	37,443	1,134,897
Goodyear Tire & Rubber Co.†	46,354	371,296
Lear Corp.	9,150	876,204
Visteon Corp.†	4,490	405,222
		3,892,148
Banks — 5.8%
Associated Banc-Corp	24,151	573,345
Bank OZK	17,163	750,881
Cadence Bank	29,671	991,902
Columbia Banking System, Inc.	34,070	971,336
Commerce Bancshares, Inc.	19,080	1,192,500
Cullen/Frost Bankers, Inc.	10,412	1,325,968
East West Bancorp, Inc.	22,543	2,197,717
First Financial Bankshares, Inc.	20,910	755,687
First Horizon Corp.	87,160	1,510,483
FNB Corp.	58,482	847,989
Glacier Bancorp, Inc.	18,442	961,750
Hancock Whitney Corp.	14,043	731,360
Home BancShares, Inc.	30,204	824,267
International Bancshares Corp.	8,699	532,901
Old National Bancorp	51,878	999,170
Pinnacle Financial Partners, Inc.	12,445	1,312,325
Prosperity Bancshares, Inc.	15,494	1,134,161
SouthState Corp.	12,395	1,208,884
Synovus Financial Corp.	23,416	1,167,756
Texas Capital Bancshares, Inc.†	7,514	578,202
UMB Financial Corp.	7,215	791,702
United Bankshares, Inc.	21,940	826,699
Valley National Bancorp	69,570	658,828
Webster Financial Corp.	27,882	1,444,288
Western Alliance Bancorp	17,742	1,476,312
Wintrust Financial Corp.	10,816	1,253,466
Zions Bancorp NA	24,022	1,250,585
		28,270,464
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	1,434	417,395
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Celsius Holdings, Inc.†	25,397	$ 763,942
Coca-Cola Consolidated, Inc.	959	1,078,165
		2,259,502
Biotechnology — 3.3%
Arrowhead Pharmaceuticals, Inc.†	20,219	388,811
BioMarin Pharmaceutical, Inc.†	30,964	2,040,218
Bio-Rad Laboratories, Inc., Class A†	3,114	1,115,404
Cytokinetics, Inc.†	19,137	975,987
Exelixis, Inc.†	46,394	1,540,281
Halozyme Therapeutics, Inc.†	20,604	1,041,944
Illumina, Inc.†	25,909	3,734,523
Roivant Sciences, Ltd.†	70,964	819,634
Sarepta Therapeutics, Inc.†	15,511	1,954,386
United Therapeutics Corp.†	7,236	2,706,047
		16,317,235
Building Materials — 3.2%
AAON, Inc.	10,937	1,249,224
Eagle Materials, Inc.	5,468	1,560,895
Fortune Brands Innovations, Inc.	20,185	1,682,016
Knife River Corp.†	9,207	896,025
Lennox International, Inc.	5,216	3,143,005
Louisiana-Pacific Corp.	10,173	1,006,110
Owens Corning	14,141	2,499,988
Simpson Manufacturing Co., Inc.	6,857	1,232,820
Trex Co., Inc.†	17,681	1,252,699
UFP Industries, Inc.	9,908	1,212,145
		15,734,927
Chemicals — 2.0%
Arcadium Lithium PLC†	174,906	942,743
Ashland, Inc.	7,942	671,655
Avient Corp.	14,852	692,252
Axalta Coating Systems, Ltd.†	35,668	1,352,531
Cabot Corp.	8,917	961,520
Chemours Co.	24,278	440,888
NewMarket Corp.	1,248	655,163
Olin Corp.	19,110	784,083
RPM International, Inc.	20,948	2,662,700
Westlake Corp.	5,438	717,490
		9,881,025
Commercial Services — 3.5%
Avis Budget Group, Inc.	2,784	231,072
Brink's Co.	7,178	737,827
Euronet Worldwide, Inc.†	6,867	676,193
FTI Consulting, Inc.†	5,738	1,119,369
Graham Holdings Co., Class B	559	471,405
Grand Canyon Education, Inc.†	4,725	647,845
GXO Logistics, Inc.†	19,430	1,162,108
H&R Block, Inc.	22,704	1,356,110
Insperity, Inc.	5,800	456,866
ManpowerGroup, Inc.	7,717	485,013
Morningstar, Inc.	4,390	1,440,139
Paylocity Holding Corp.†	7,049	1,301,034
R1 RCM, Inc.†	25,401	362,218
RB Global, Inc.	29,967	2,539,404
Service Corp. International	23,683	1,933,717
Valvoline, Inc.†	20,959	844,229
WEX, Inc.†	6,682	1,153,313
		16,917,862

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 2.9%
ASGN, Inc.†	7,287	$ 671,133
CACI International, Inc., Class A†	3,627	2,004,135
Crane NXT Co.	7,991	433,672
ExlService Holdings, Inc.†	26,251	1,093,879
Genpact, Ltd.	26,661	1,017,650
KBR, Inc.	21,639	1,450,029
Kyndryl Holdings, Inc.†	37,604	860,755
Lumentum Holdings, Inc.†	11,044	705,380
Maximus, Inc.	9,787	845,988
Parsons Corp.†	7,599	821,908
Pure Storage, Inc., Class A†	50,252	2,515,113
Qualys, Inc.†	5,987	713,890
Science Applications International Corp.	8,333	1,202,369
		14,335,901
Cosmetics/Personal Care — 0.4%
Coty, Inc., Class A†	59,282	441,058
e.l.f. Beauty, Inc.†	9,171	965,248
Perrigo Co. PLC	22,187	568,653
		1,974,959
Distribution/Wholesale — 1.1%
Core & Main, Inc., Class A†	31,377	1,389,373
Watsco, Inc.	5,658	2,676,291
WESCO International, Inc.	7,276	1,396,774
		5,462,438
Diversified Financial Services — 3.7%
Affiliated Managers Group, Inc.	4,849	940,221
Ally Financial, Inc.	44,598	1,563,160
Evercore, Inc., Class A	5,799	1,531,922
Federated Hermes, Inc.	12,802	513,744
Hamilton Lane, Inc., Class A	6,592	1,184,187
Houlihan Lokey, Inc.	8,639	1,492,560
Interactive Brokers Group, Inc., Class A	17,701	2,700,819
Janus Henderson Group PLC	20,722	856,026
Jefferies Financial Group, Inc.	26,403	1,689,264
SEI Investments Co.	16,056	1,200,346
SLM Corp.	35,368	779,157
Stifel Financial Corp.	16,673	1,727,656
Voya Financial, Inc.	15,992	1,284,158
Western Union Co.	54,937	591,122
		18,054,342
Electric — 1.3%
ALLETE, Inc.	9,393	600,307
Black Hills Corp.	11,344	671,452
IDACORP, Inc.	8,661	896,240
Northwestern Energy Group, Inc.	9,970	532,996
OGE Energy Corp.	32,670	1,306,473
Ormat Technologies, Inc.	8,750	691,425
Portland General Electric Co.	16,763	794,566
TXNM Energy, Inc.	14,713	640,604
		6,134,063
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	5,004	1,504,653
Belden, Inc.	6,637	755,755
EnerSys	6,546	634,045
Littelfuse, Inc.	4,031	986,103
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Novanta, Inc.†	5,840	$ 994,202
Universal Display Corp.	7,177	1,294,157
		6,168,915
Electronics — 2.5%
Arrow Electronics, Inc.†	8,610	1,021,749
Avnet, Inc.	14,331	776,883
Coherent Corp.†	24,933	2,304,807
NEXTracker, Inc., Class A†	23,329	928,961
nVent Electric PLC	27,034	2,015,925
Sensata Technologies Holding PLC	24,553	843,150
TD SYNNEX Corp.	12,371	1,426,995
Vishay Intertechnology, Inc.	18,451	312,929
Vontier Corp.	24,998	926,926
Woodward, Inc.	9,704	1,592,329
		12,150,654
Engineering & Construction — 2.7%
AECOM	21,805	2,328,774
Arcosa, Inc.	1	94
Comfort Systems USA, Inc.	5,784	2,261,775
EMCOR Group, Inc.	7,588	3,384,779
Exponent, Inc.	8,251	778,729
Fluor Corp.†	27,859	1,456,469
MasTec, Inc.†	10,009	1,230,006
TopBuild Corp.†	4,876	1,723,081
		13,163,707
Entertainment — 1.3%
Churchill Downs, Inc.	11,940	1,672,794
Light & Wonder, Inc.†	14,430	1,353,245
Marriott Vacations Worldwide Corp.	5,246	404,099
TKO Group Holdings, Inc.†	10,806	1,261,817
Vail Resorts, Inc.	6,120	1,014,023
Warner Music Group Corp., Class A	23,031	736,071
		6,442,049
Environmental Control — 1.0%
Clean Harbors, Inc.†	8,251	1,908,126
Stericycle, Inc.†	15,099	928,136
Tetra Tech, Inc.	43,505	2,126,524
		4,962,786
Food — 2.1%
Flowers Foods, Inc.	31,854	708,114
Ingredion, Inc.	10,582	1,404,866
Lancaster Colony Corp.	3,134	544,062
Performance Food Group Co.†	25,346	2,059,363
Pilgrim's Pride Corp.†	6,557	317,621
Post Holdings, Inc.†	7,698	840,699
Sprouts Farmers Market, Inc.†	16,285	2,091,483
US Foods Holding Corp.†	39,776	2,452,190
		10,418,398
Food Service — 0.3%
Aramark	42,848	1,620,940
Gas — 0.9%
National Fuel Gas Co.	14,859	899,415
New Jersey Resources Corp.	16,129	740,160
ONE Gas, Inc.	9,214	656,682
Southwest Gas Holdings, Inc.	9,792	717,264

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Spire, Inc.	9,392	$ 599,773
UGI Corp.	34,918	834,889
		4,448,183
Hand/Machine Tools — 0.9%
Lincoln Electric Holdings, Inc.	9,218	1,775,018
MSA Safety, Inc.	6,400	1,062,080
Regal Rexnord Corp.	10,823	1,802,463
		4,639,561
Healthcare-Products — 2.7%
Avantor, Inc.†	110,571	2,473,473
Azenta, Inc.†	7,956	326,912
Bruker Corp.	17,975	1,017,565
Dentsply Sirona, Inc.	32,970	763,915
Enovis Corp.†	9,084	374,897
Envista Holdings Corp.†	27,966	586,447
Globus Medical, Inc., Class A†	18,375	1,351,297
Haemonetics Corp.†	8,324	592,336
Lantheus Holdings, Inc.†	11,293	1,240,423
LivaNova PLC†	8,831	455,856
Masimo Corp.†	7,181	1,034,136
Neogen Corp.†	32,072	457,988
Penumbra, Inc.†	6,318	1,446,001
Repligen Corp.†	8,472	1,137,535
		13,258,781
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	15,104	644,790
Amedisys, Inc.†	5,307	502,042
Chemed Corp.	2,448	1,322,507
Encompass Health Corp.	16,365	1,627,663
Ensign Group, Inc.	9,223	1,429,473
HealthEquity, Inc.†	14,152	1,206,458
Medpace Holdings, Inc.†	4,135	1,299,300
Sotera Health Co.†	24,873	389,760
Tenet Healthcare Corp.†	15,585	2,415,986
		10,837,979
Home Builders — 1.1%
KB Home	11,723	920,256
Taylor Morrison Home Corp.†	16,955	1,161,417
Thor Industries, Inc.	8,653	900,604
Toll Brothers, Inc.	16,695	2,444,816
		5,427,093
Home Furnishings — 0.6%
Dolby Laboratories, Inc., Class A	9,706	707,567
Tempur Sealy International, Inc.	28,243	1,353,122
Whirlpool Corp.	8,929	924,241
		2,984,930
Housewares — 0.1%
Scotts Miracle-Gro Co.	6,931	602,858
Insurance — 5.3%
American Financial Group, Inc.	11,735	1,512,994
Brighthouse Financial, Inc.†	9,882	467,419
CNO Financial Group, Inc.	17,202	591,749
Equitable Holdings, Inc.	52,007	2,357,997
Essent Group, Ltd.	17,280	1,036,973
Fidelity National Financial, Inc.	42,253	2,542,363
First American Financial Corp.	16,734	1,073,486
Hanover Insurance Group, Inc.	5,852	868,027
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Kemper Corp.	9,850	$ 613,360
Kinsale Capital Group, Inc.	3,598	1,540,340
MGIC Investment Corp.	42,162	1,055,736
Old Republic International Corp.	38,679	1,351,057
Primerica, Inc.	5,502	1,523,009
Reinsurance Group of America, Inc.	10,711	2,260,878
RenaissanceRe Holdings, Ltd.	8,483	2,225,939
RLI Corp.	6,770	1,055,917
Ryan Specialty Holdings, Inc.	16,639	1,096,011
Selective Insurance Group, Inc.	9,894	898,573
Unum Group	27,797	1,784,011
		25,855,839
Iron/Steel — 1.2%
Cleveland-Cliffs, Inc.†	76,124	988,090
Commercial Metals Co.	18,703	1,006,221
Reliance, Inc.	8,948	2,562,170
United States Steel Corp.	36,388	1,413,674
		5,970,155
Leisure Time — 0.7%
Brunswick Corp.	10,771	858,880
Harley-Davidson, Inc.	19,266	615,549
Planet Fitness, Inc., Class A†	13,756	1,080,121
Polaris, Inc.	8,523	595,843
YETI Holdings, Inc.†	13,768	484,771
		3,635,164
Lodging — 0.9%
Boyd Gaming Corp.	11,193	775,563
Choice Hotels International, Inc.	3,686	514,234
Hilton Grand Vacations, Inc.†	10,400	383,552
Hyatt Hotels Corp., Class A	7,308	1,062,948
Travel & Leisure Co.	11,347	542,500
Wyndham Hotels & Resorts, Inc.	12,846	1,134,559
		4,413,356
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	14,869	1,810,301
Oshkosh Corp.	10,586	1,082,313
Terex Corp.	10,881	562,656
		3,455,270
Machinery-Diversified — 3.1%
AGCO Corp.	10,076	1,005,988
Applied Industrial Technologies, Inc.	6,238	1,444,658
Chart Industries, Inc.†	6,838	825,483
CNH Industrial NV	142,743	1,603,004
Cognex Corp.	27,893	1,122,135
Crane Co.	7,909	1,243,928
Esab Corp.	9,241	1,137,013
Flowserve Corp.	21,367	1,124,759
Graco, Inc.	27,475	2,237,839
Middleby Corp.†	8,746	1,134,356
Toro Co.	16,894	1,359,629
Watts Water Technologies, Inc., Class A	4,456	849,269
		15,088,061
Media — 0.5%
New York Times Co., Class A	26,584	1,484,451
Nexstar Media Group, Inc.	4,932	867,637
		2,352,088

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 1.0%
Advanced Drainage Systems, Inc.	11,474	$ 1,719,723
RBC Bearings, Inc.†	4,726	1,324,934
Timken Co.	10,380	861,540
Valmont Industries, Inc.	3,280	1,022,311
		4,928,508
Mining — 0.7%
Alcoa Corp.	42,017	1,684,462
Royal Gold, Inc.	10,692	1,561,673
		3,246,135
Miscellaneous Manufacturing — 1.6%
Carlisle Cos., Inc.	7,500	3,166,725
Donaldson Co., Inc.	19,583	1,432,692
Fabrinet†	5,878	1,416,422
ITT, Inc.	13,288	1,861,915
		7,877,754
Oil & Gas — 4.1%
Antero Resources Corp.†	47,548	1,230,542
Chesapeake Energy Corp.	33,700	2,855,064
Chord Energy Corp.	10,065	1,259,132
Civitas Resources, Inc.	14,716	717,994
CNX Resources Corp.†	24,596	837,002
HF Sinclair Corp.	26,379	1,018,493
Matador Resources Co.	18,879	983,785
Murphy Oil Corp.	23,069	726,212
Ovintiv, Inc.	42,946	1,683,483
PBF Energy, Inc., Class A	16,196	461,910
Permian Resources Corp.	103,213	1,406,793
Range Resources Corp.	39,374	1,182,401
Texas Pacific Land Corp.	3,065	3,573,790
Valaris, Ltd.†	10,835	548,251
Viper Energy, Inc.	16,500	856,350
Weatherford International PLC	11,898	939,942
		20,281,144
Oil & Gas Services — 0.4%
ChampionX Corp.	30,984	874,369
NOV, Inc.	64,034	993,167
		1,867,536
Packaging & Containers — 1.7%
AptarGroup, Inc.	10,798	1,813,092
Berry Global Group, Inc.	18,639	1,313,118
Crown Holdings, Inc.	19,386	1,813,560
Graphic Packaging Holding Co.	48,811	1,379,399
Greif, Inc., Class A	4,198	262,123
Silgan Holdings, Inc.	13,198	682,865
Sonoco Products Co.	15,981	839,322
		8,103,479
Pharmaceuticals — 1.0%
BellRing Brands, Inc.†	21,020	1,383,747
Jazz Pharmaceuticals PLC†	10,044	1,105,141
Neurocrine Biosciences, Inc.†	16,423	1,975,194
Option Care Health, Inc.†	27,815	640,858
		5,104,940
Pipelines — 0.4%
Antero Midstream Corp.	54,792	787,361
DT Midstream, Inc.	15,795	1,423,919
		2,211,280
Security Description	Shares or Principal Amount	Value

Private Equity — 0.3%
Carlyle Group, Inc.	34,198	$ 1,710,926
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	7,720	2,091,811
REITS — 7.0%
Agree Realty Corp.	16,329	1,212,428
American Homes 4 Rent, Class A	51,174	1,803,372
Annaly Capital Management, Inc.	81,487	1,549,068
Brixmor Property Group, Inc.	49,011	1,320,846
COPT Defense Properties	18,284	588,745
Cousins Properties, Inc.	24,744	757,909
CubeSmart	36,627	1,752,236
EastGroup Properties, Inc.	7,912	1,355,167
EPR Properties	12,315	558,732
Equity LifeStyle Properties, Inc.	30,336	2,127,160
First Industrial Realty Trust, Inc.	21,524	1,129,795
Gaming & Leisure Properties, Inc.	44,627	2,239,829
Healthcare Realty Trust, Inc.	59,044	1,014,376
Independence Realty Trust, Inc.	36,549	717,091
Kilroy Realty Corp.	17,183	691,100
Kite Realty Group Trust	35,725	917,061
Lamar Advertising Co., Class A	14,293	1,886,676
National Storage Affiliates Trust	11,364	478,993
NNN REIT, Inc.	29,871	1,297,596
Omega Healthcare Investors, Inc.	41,935	1,780,979
Park Hotels & Resorts, Inc.	33,979	471,968
PotlatchDeltic Corp.	11,680	485,538
Rayonier, Inc.	21,808	681,064
Rexford Industrial Realty, Inc.	35,628	1,528,085
Sabra Health Care REIT, Inc.	38,102	739,179
STAG Industrial, Inc.	29,618	1,104,159
Starwood Property Trust, Inc.	51,637	1,019,314
Vornado Realty Trust	26,953	1,116,124
WP Carey, Inc.	35,593	1,983,242
		34,307,832
Retail — 6.0%
Abercrombie & Fitch Co., Class A†	8,312	1,095,439
AutoNation, Inc.†	4,259	662,147
BJ's Wholesale Club Holdings, Inc.†	21,584	1,828,812
Burlington Stores, Inc.†	10,267	2,543,855
Casey's General Stores, Inc.	6,035	2,377,911
Dick's Sporting Goods, Inc.	9,420	1,843,965
FirstCash Holdings, Inc.	6,332	655,172
Five Below, Inc.†	8,957	849,034
Floor & Decor Holdings, Inc., Class A†	17,429	1,796,058
GameStop Corp., Class A†	63,082	1,399,159
Gap, Inc.	35,991	747,533
Lithia Motors, Inc.	4,349	1,445,477
Macy's, Inc.	44,956	689,625
MSC Industrial Direct Co., Inc., Class A	7,303	577,448
Murphy USA, Inc.	3,033	1,481,469
Nordstrom, Inc.	15,704	355,067
Ollie's Bargain Outlet Holdings, Inc.†	9,955	914,168
Penske Automotive Group, Inc.	3,041	457,883
RH†	2,429	772,543
Texas Roadhouse, Inc.	10,845	2,072,696
Wendy's Co.	27,767	530,627
Williams-Sonoma, Inc.	20,919	2,805,866
Wingstop, Inc.	4,766	1,371,131
		29,273,085
Savings & Loans — 0.1%
Flagstar Financial, Inc.	48,475	490,567

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 2.0%
Allegro MicroSystems, Inc.†	25,280	$ 526,835
Amkor Technology, Inc.	18,434	469,145
Cirrus Logic, Inc.†	8,687	954,006
IPG Photonics Corp.†	4,459	361,001
Lattice Semiconductor Corp.†	22,408	1,135,189
MACOM Technology Solutions Holdings, Inc.†	9,393	1,055,773
MKS Instruments, Inc.	10,944	1,087,068
Onto Innovation, Inc.†	8,032	1,592,987
Power Integrations, Inc.	9,243	558,554
Rambus, Inc.†	17,513	837,472
Silicon Laboratories, Inc.†	5,252	545,473
Synaptics, Inc.†	6,424	441,136
		9,564,639
Software — 3.5%
Altair Engineering, Inc., Class A†	9,665	1,005,063
Appfolio, Inc., Class A†	3,742	777,850
Aspen Technology, Inc.†	4,321	1,014,268
Blackbaud, Inc.†	6,491	490,135
CommVault Systems, Inc.†	7,109	1,110,355
Concentrix Corp.	7,651	325,244
DocuSign, Inc.†	33,295	2,310,007
Doximity, Inc., Class A†	20,357	849,701
Dropbox, Inc., Class A†	38,587	997,474
Duolingo, Inc.†	6,089	1,783,894
Dynatrace, Inc.†	48,452	2,606,718
Manhattan Associates, Inc.†	9,961	2,623,329
Teradata Corp.†	15,630	503,755
ZoomInfo Technologies, Inc.†	46,934	518,621
		16,916,414
Telecommunications — 0.7%
Ciena Corp.†	23,372	1,484,356
Frontier Communications Parent, Inc.†	35,979	1,285,529
Iridium Communications, Inc.	19,254	564,720
		3,334,605
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	55,282	1,126,647
Transportation — 1.9%
Kirby Corp.†	9,417	1,080,695
Knight-Swift Transportation Holdings, Inc.	26,326	1,371,058
Landstar System, Inc.	5,766	1,013,490
Ryder System, Inc.	7,039	1,029,665
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Saia, Inc.†	4,324	$ 2,112,749
XPO, Inc.†	18,930	2,470,933
		9,078,590
Trucking & Leasing — 0.2%
GATX Corp.	5,790	797,630
Water — 0.3%
Essential Utilities, Inc.	40,951	1,580,709
Total Common Stocks (cost $360,891,075)		471,216,250
UNAFFILIATED INVESTMENT COMPANIES — 2.8%
iShares Core S&P Mid-Cap ETF (cost $14,246,091)	226,000	13,989,400
Total Long-Term Investment Securities (cost $375,137,166)		485,205,650
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.47%, 01/21/2025(1)	$ 200,000	197,997
4.53%, 01/09/2025(1)	150,000	148,716
Total Short-Term Investments (cost $346,687)		346,713
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $4,914,846 and collateralized by $5,026,000 of United States Treasury Notes, bearing interest at 1.38% due 07/15/2033 and having an approximate value of $5,013,033 (cost $4,914,639)	4,914,639	4,914,639
TOTAL INVESTMENTS (cost $380,398,492)	100.1%	490,467,002
Other assets less liabilities	(0.1)	(479,472)
NET ASSETS	100.0%	$489,987,530
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
15	Long	S&P Mid Cap 400 E-Mini Index	December 2024	$4,766,372	$4,670,400	$(95,972)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$471,216,250	$—	$—	$471,216,250
Unaffiliated Investment Companies	13,989,400	—	—	13,989,400
Short-Term Investments	—	346,713	—	346,713
Repurchase Agreements	—	4,914,639	—	4,914,639
Total Investments at Value	$485,205,650	$5,261,352	$—	$490,467,002
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$95,972	$—	$—	$95,972
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Australia — 1.5%
Aristocrat Leisure, Ltd.	124,604	$ 5,000,009
Belgium — 1.5%
KBC Group NV	66,995	4,859,181
Bermuda — 1.3%
Hiscox, Ltd.	311,698	4,345,926
Canada — 5.2%
Agnico Eagle Mines, Ltd.	69,900	6,033,384
Constellation Software, Inc.	2,401	7,240,920
Tourmaline Oil Corp.	79,942	3,685,479
		16,959,783
Cayman Islands — 2.5%
ANTA Sports Products, Ltd.	274,600	2,933,314
Tencent Holdings, Ltd.	98,700	5,135,144
		8,068,458
China — 1.7%
Tsingtao Brewery Co., Ltd.	852,000	5,487,511
Denmark — 3.6%
DSV A/S	21,211	4,616,234
Tryg A/S	299,873	7,073,774
		11,690,008
Finland — 2.4%
Kone Oyj, Class B	141,196	7,727,342
France — 15.0%
AXA SA	93,209	3,494,460
Capgemini SE	31,981	5,513,321
Legrand SA	66,640	7,466,044
L'Oreal SA	22,103	8,323,580
LVMH Moet Hennessy Louis Vuitton SE	10,328	6,852,952
Pernod Ricard SA	42,044	5,249,907
Safran SA	25,697	5,830,206
Sanofi SA	58,654	6,188,578
		48,919,048
Germany — 10.4%
Deutsche Boerse AG	22,816	5,304,715
Deutsche Post AG	95,456	3,834,510
Infineon Technologies AG	218,386	6,896,352
Merck KGaA	31,951	5,283,496
SAP SE	53,967	12,613,769
		33,932,842
Hong Kong — 2.4%
AIA Group, Ltd.	983,800	7,828,292
Italy — 1.0%
Moncler SpA	59,825	3,330,240
Japan — 6.8%
Hoya Corp.	15,346	2,045,235
Keyence Corp.	13,858	6,214,222
Kyocera Corp.	210,700	2,140,324
SMC Corp.	15,200	6,497,182
Sony Group Corp.	292,800	5,147,513
		22,044,476
Jersey — 1.2%
Experian PLC	80,981	3,955,711
Netherlands — 6.9%
Davide Campari-Milano NV	870,550	5,872,330
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Heineken NV	36,122	$ 2,963,245
QIAGEN NV	182,131	7,749,146
Universal Music Group NV	235,795	5,932,140
		22,516,861
Singapore — 1.7%
DBS Group Holdings, Ltd.	194,160	5,587,770
South Korea — 1.4%
Samsung Electronics Co., Ltd.	104,038	4,397,209
Sweden — 4.5%
Epiroc AB, Class A	196,954	3,862,595
Evolution AB*	51,599	4,872,972
Hexagon AB, Class B	646,764	6,029,719
		14,765,286
Switzerland — 3.3%
Novartis AG	35,359	3,836,553
Roche Holding AG	14,797	4,595,566
UBS Group AG	76,385	2,358,051
		10,790,170
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,255	4,431,008
United Kingdom — 21.9%
Anglo American PLC	198,289	6,204,135
Associated British Foods PLC	176,217	5,048,998
AstraZeneca PLC	52,606	7,479,100
BP PLC	270,085	1,312,711
Haleon PLC	1,437,922	6,881,910
Halma PLC	239,279	7,681,931
London Stock Exchange Group PLC	32,622	4,431,951
NatWest Group PLC	766,953	3,628,784
Prudential PLC	397,328	3,273,762
Reckitt Benckiser Group PLC	61,158	3,693,710
RELX PLC (LSE)	50,005	2,298,335
RELX PLC (XAMS)	73,678	3,419,527
Rightmove PLC	602,904	4,572,191
Shell PLC	191,196	6,360,169
St. James's Place PLC	464,183	4,868,922
		71,156,136
Total Common Stocks (cost $287,619,946)		317,793,267
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	4,633	0
TOTAL INVESTMENTS (cost $287,619,946)	97.6%	317,793,267
Other assets less liabilities	2.4	7,950,720
NET ASSETS	100.0%	$325,743,987
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $4,872,972 representing 1.5% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
Industry Allocation*
Pharmaceuticals	8.4%
Machinery-Diversified	8.1
Insurance	8.0
Software	6.1
Beverages	6.0
Banks	5.0
Semiconductors	4.9
Entertainment	4.8
Cosmetics/Personal Care	4.6
Diversified Financial Services	4.5
Mining	3.8
Electronics	3.7
Oil & Gas	3.5
Retail	3.5
Internet	3.0
Commercial Services	2.9
Transportation	2.6
Healthcare-Products	2.4
Electrical Components & Equipment	2.3
Apparel	2.1
Aerospace/Defense	1.8
Computers	1.7
Home Furnishings	1.6
Machinery-Construction & Mining	1.2
Household Products/Wares	1.1
97.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$16,959,783	$—	$—	$16,959,783
Taiwan	4,431,008	—	—	4,431,008
Other Countries	—	296,402,476	—	296,402,476
Warrants	—	—	0	0
Total Investments at Value	$21,390,791	$296,402,476	$0	$317,793,267
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 18.6%
Canada — 0.4%
Toronto-Dominion Bank
4.81%, 07/16/2027*		$ 1,200,000	$ 1,210,794
Cayman Islands — 0.8%
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,096,331
5.25%, 01/29/2034		1,100,000	1,097,294
			2,193,625
Denmark — 1.8%
Danske Bank A/S
5.71%, 03/01/2030		500,000	510,155
Realkredit Danmark A/S
1.00%, 04/01/2025	DKK	31,600,000	4,576,177
			5,086,332
Finland — 0.2%
Fortum Oyj
4.50%, 05/26/2033	EUR	500,000	571,443
France — 2.1%
BPCE SA
3.88%, 01/11/2029	EUR	500,000	553,063
5.72%, 01/18/2030		1,300,000	1,319,183
Credit Agricole SA
1.25%, 01/26/2027*		650,000	620,103
5.13%, 03/11/2027		1,100,000	1,112,298
Dexia SA
0.01%, 01/22/2027	EUR	2,200,000	2,262,176
			5,866,823
Germany — 1.0%
Deutsche Bank AG
1.75%, 11/19/2030	EUR	100,000	98,692
2.13%, 11/24/2026		150,000	145,323
5.00%, 09/05/2030	EUR	100,000	114,677
6.82%, 11/20/2029		800,000	843,286
7.15%, 07/13/2027		800,000	825,948
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	764,287
			2,792,213
Italy — 0.6%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	803,707
Eni SpA
3.88%, 01/15/2034	EUR	500,000	550,107
Nexi SpA
1.63%, 04/30/2026	EUR	300,000	318,167
			1,671,981
Japan — 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	638,574
Jersey — 0.0%
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	125,517
Luxembourg — 0.2%
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	378,657
3.25%, 11/13/2028	EUR	300,000	321,952
			700,609
Security Description		Shares or Principal Amount	Value

Netherlands — 1.4%
ABN AMRO Bank NV
1.54%, 06/16/2027*		$ 500,000	$ 474,299
Cooperatieve Rabobank UA
5.45%, 03/05/2030*		500,000	508,743
ING Groep NV
4.00%, 02/12/2035	EUR	500,000	557,357
4.02%, 03/28/2028		225,000	220,430
JAB Holdings BV
4.38%, 04/25/2034	EUR	600,000	673,428
Prosus NV
3.68%, 01/21/2030		560,000	511,604
Sandoz Finance BV
4.22%, 04/17/2030	EUR	1,000,000	1,129,694
			4,075,555
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029		400,000	406,272
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	317,154
0.75%, 05/26/2028	EUR	100,000	102,681
4.13%, 02/09/2032	EUR	300,000	334,602
6.04%, 06/15/2035		300,000	307,666
			1,468,375
SupraNational — 0.1%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	176,500
Switzerland — 1.0%
UBS AG Stamford
2.95%, 04/09/2025		250,000	247,954
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	289,129
3.09%, 05/14/2032*		300,000	264,489
4.13%, 06/09/2033	EUR	300,000	335,292
5.43%, 02/08/2030		1,000,000	1,014,230
5.70%, 02/08/2035		600,000	614,736
			2,765,830
United Kingdom — 2.7%
Barclays PLC
5.69%, 03/12/2030		700,000	712,443
Belron UK Finance PLC
4.63%, 10/15/2029*	EUR	300,000	330,792
HSBC Holdings PLC
5.72%, 03/04/2035		700,000	718,114
6.16%, 03/09/2029		600,000	620,810
Lloyds Banking Group PLC
5.68%, 01/05/2035		700,000	709,119
National Grid PLC
3.25%, 03/30/2034	EUR	600,000	625,075
Nationwide Building Society
3.96%, 07/18/2030*		700,000	665,309
NatWest Group PLC FRS
6.30%, (SOFR+1.25%), 03/01/2028		700,000	706,138
Smith & Nephew PLC
5.40%, 03/20/2034		1,100,000	1,105,333
Standard Chartered PLC
1.46%, 01/14/2027*		700,000	669,150
6.30%, 01/09/2029		800,000	827,337
			7,689,620

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States — 5.6%
American Tower Corp.
4.10%, 05/16/2034	EUR	600,000	$ 667,243
Aviation Capital Group LLC
1.95%, 01/30/2026*		$ 75,000	72,035
Bank of America Corp.
5.29%, 04/25/2034		300,000	301,364
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	643,497
Broadcom, Inc.
3.14%, 11/15/2035*		900,000	739,493
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/2032		300,000	236,959
3.50%, 03/01/2042		200,000	135,168
6.65%, 02/01/2034		200,000	205,157
Citigroup, Inc.
3.11%, 04/08/2026		800,000	793,001
3.98%, 03/20/2030		800,000	766,805
Ford Motor Credit Co. LLC
4.45%, 02/14/2030	EUR	700,000	770,529
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	283,571
Goldman Sachs Bank USA
5.41%, 05/21/2027		1,500,000	1,514,373
JPMorgan Chase & Co.
5.34%, 01/23/2035		725,000	731,249
6.09%, 10/23/2029		700,000	730,163
Las Vegas Sands Corp.
6.00%, 08/15/2029		500,000	510,060
LSEG US Fin Corp.
5.30%, 03/28/2034*		1,100,000	1,117,245
Morgan Stanley
5.42%, 07/21/2034		700,000	707,216
5.47%, 01/18/2035		50,000	50,652
Morgan Stanley Bank NA
4.95%, 01/14/2028		700,000	702,890
ONEOK, Inc.
4.25%, 09/24/2027		400,000	394,901
PacifiCorp
5.45%, 02/15/2034		300,000	302,015
Philip Morris International, Inc.
3.75%, 01/15/2031	EUR	500,000	550,609
5.25%, 02/13/2034		500,000	501,308
RWE Finance US LLC
5.88%, 04/16/2034*		1,100,000	1,118,451
T-Mobile USA, Inc.
3.75%, 04/15/2027		328,000	321,142
4.75%, 02/01/2028		150,000	149,368
VMware, Inc.
4.70%, 05/15/2030		145,000	142,431
Wells Fargo & Co.
5.20%, 01/23/2030		900,000	908,947
			16,067,842
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(1)(2)		390,000	37,783
Total Corporate Bonds & Notes (cost $52,542,589)			53,139,416
Security Description		Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 11.3%
Cayman Islands — 3.7%
APEX Credit CLO, Ltd. FRS
Series 2018-2A, Class A1RR 5.86%, (TSFR3M+1.24%), 10/20/2031*		$ 792,283	$ 793,584
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 5.85%, (TSFR3M+1.23%), 10/20/2031*		1,232,620	1,233,129
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 6.05%, (TSFR3M+1.43%), 07/28/2034*		2,100,000	2,104,914
Invesco CLO, Ltd. FRS
Series 2021-2A, Class A 6.04%, (TSFR3M+1.38%), 07/15/2034*		600,000	601,734
New Mountain CLO 1, Ltd. FRS
Series CLO-1A, Class AR 6.12%, (TSFR3M+1.46%), 10/15/2034*		500,000	500,898
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class AR 6.36%, (TSFR3M+1.25%), 11/13/2031*		1,212,056	1,213,269
Regatta Funding, Ltd. FRS
Series 2018-4A, Class A1R 5.83%, (TSFR3M+1.20%), 10/25/2031*		1,252,302	1,253,084
Trinitas CLO VI, Ltd. FRS
Series 2017-6A, Class ARRR 5.96%, (TSFR3M+1.33%), 01/25/2034*		700,000	699,073
Trinitas CLO XIV, Ltd. FRS
Series 2020-14A, Class A1R 5.97%, (TSFR3M+1.34%), 01/25/2034*		1,500,000	1,503,840
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.05%, (TSFR3M+1.43%), 07/20/2032*		744,948	744,948
			10,648,473
Ireland — 2.6%
Arbour CLO DAC FRS
Series 11A, Class AR 5.11%, (3 ME+1.33%), 05/15/2038*	EUR	1,400,000	1,525,911
Contego CLO V DAC FRS
Series 5A, Class ANV 4.00%, (3 ME+0.82%), 01/15/2031*	EUR	358,115	389,227
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 4.29%, (3 ME+1.24%), 01/15/2039*	EUR	700,000	761,425
Hayfin Emerald CLO X DAC FRS
Series 2024-10A, Class AR 4.56%, (3 ME+1.35%), 07/18/2038*	EUR	1,400,000	1,525,070
Palmer Square European Loan Funding DAC FRS
Series 2024-2A, Class A 4.34%, (3 ME+0.99%), 05/15/2034*	EUR	700,000	760,283
Providus CLO II DAC FRS
Series 2A, Class ARR 4.34%, (3 ME+1.16%), 10/15/2038*	EUR	800,000	870,610
Rockford Tower Europe CLO DAC FRS
Series 2021-2A, Class A 4.06%, (3 ME+0.96%), 01/24/2035*	EUR	1,400,000	1,515,697
			7,348,223
Jersey — 0.4%
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 5.75%, (TSFR3M+1.13%), 07/20/2032*		1,066,154	1,067,067

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States — 4.6%
American Express Credit Account Master Trust
Series 2022-2, Class A 3.39%, 05/15/2027	$ 925,000	$ 918,426
Bank of America Auto Trust
Series 2023-2A, Class A2 5.85%, 08/17/2026*	321,646	322,685
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029	900,000	901,734
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	925,000	918,901
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1 5.23%, 12/08/2027	600,000	603,896
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 5.53%, (TSFR1M+0.78%), 10/25/2035	35,348	34,531
Ford Credit Auto Lease Trust
Series 2024-A, Class A2A 5.24%, 07/15/2026	1,243,242	1,244,962
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*	725,000	730,157
Series 2023-C, Class A2A 5.68%, 09/15/2026	638,576	640,575
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A2A 5.89%, 11/16/2026	414,222	415,755
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*	700,000	706,210
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 5.08%, (TSFR1M+0.34%), 04/25/2037	216,777	206,514
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028	1,250,000	1,271,073
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A2A 5.15%, 06/15/2026*	948,230	949,945
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 6.47%, (SOFR30A+1.60%), 05/25/2054*	221,977	223,360
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2 5.92%, 11/16/2026	219,355	220,161
Nissan Auto Lease Trust
Series 2024-A, Class A2A 5.11%, 10/15/2026	1,420,846	1,423,831
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028	225,000	228,743
Santander Drive Auto Receivables Trust
Series 2024-1, Class A2 5.71%, 02/16/2027	288,015	288,618
Series 2023-6, Class A2 6.08%, 05/17/2027	320,777	321,706
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 5.74%, (SOFR90A+0.37%), 12/15/2032*	590,778	572,428
Security Description		Shares or Principal Amount	Value

United States (continued)
Sunnova Hestia I Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*		$ 93,454	$ 94,153
			13,238,364
Total Asset Backed Securities (cost $32,068,998)			32,302,127
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.6%
Cayman Islands — 0.3%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.46%, (SOFR30A+1.45%), 01/15/2037*		804,551	803,042
United Kingdom — 0.3%
Tower Bridge Funding PLC FRS
Series 2024-3A, Class A 5.75%, (SONIA+0.79%), 12/20/2066*	GBP	700,000	903,915
United States — 11.0%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056		900,000	939,800
Series 2023-5YR4, Class A3 6.50%, 12/15/2056		259,684	271,736
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(3)		800,000	777,226
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(3)		500,000	527,475
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057		375,000	383,344
Series 2023-C20, Class ASB 5.86%, 07/15/2056		600,000	630,039
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056		600,000	627,415
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 6.15%, (TSFR1M+1.34%), 03/15/2041*		550,000	549,314
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054		150,000	151,397
Series 2023-C5, Class A5 5.77%, 06/15/2056		800,000	834,714
Series 2023-C5, Class ASB 5.99%, 06/15/2056		800,000	836,741
Series 2023-C7, Class A5 6.16%, 12/15/2056		1,100,000	1,178,376
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*		795,517	798,303
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 6.20%, (TSFR1M+1.39%), 03/15/2041*		462,284	462,717
Series 2024-XL4, Class A 6.25%, (TSFR1M+1.44%), 02/15/2039*		947,709	949,817
Chase Home Lending Mtg. Trust FRS
Series 2024-6, Class A11 6.11%, (SOFR30A+1.25%), 05/25/2055*		1,394,707	1,395,448
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(3)		784,601	689,482

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.36%, 07/10/2028*(3)	$ 500,000	$ 517,888
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	232,246
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 5.39%, (TSFR1M+0.65%), 02/25/2036	195,746	164,007
Cross Mtg. Trust
Series 2024-H4, Class A1 6.15%, 07/25/2069*	1,418,239	1,426,649
Series 2024-H3, Class A1 6.27%, 06/25/2069*	1,403,734	1,415,565
CSMC Trust VRS
Series 2021-RPL3, Class A1 2.00%, 01/25/2060*(3)	1,622,669	1,409,736
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5426, Class BF 6.25%, (SOFR30A+0.90%), 04/15/2049	824,196	825,534
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	126,767	136,692
Series 2012-111, Class B 7.00%, 10/25/2042	33,956	36,208
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*	1,122,607	1,128,115
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	426,796
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(3)	573,905	466,728
Series 2024-1, Class A2 6.00%, 06/25/2054*(3)	831,020	823,424
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 5.33%, (TSFR1M+0.59%), 06/25/2047	150,413	148,030
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(3)	75,935	73,449
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	702,579
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.79%, 04/15/2055(3)	650,000	590,775
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	475,000	499,618
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(3)	500,000	532,971
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*	1,397,116	1,401,813
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*	840,697	843,835
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	610,558
Security Description	Shares or Principal Amount	Value

United States (continued)
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 5.87%, (TSFR1M+1.06%), 01/15/2036*	$ 400,000	$ 380,000
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	1,083,628	1,056,298
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 5.50%, (TSFR6M+1.09%), 11/20/2034	10,870	9,786
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(3)	649,605	567,435
Towd Point Mtg. Trust VRS
Series 2024-3, Class A1A 5.16%, 07/25/2065*(3)	1,233,015	1,216,737
Verus Securitization Trust
Series 2024-5, Class A1 6.19%, 06/25/2069*	566,923	570,890
Series 2024-4, Class A1 6.22%, 06/25/2069*	567,608	571,605
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 6.05%, (12 MTA+0.99%), 06/25/2046	176,988	140,295
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 6.57%, 12/28/2037(3)	73,734	66,671
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(3)	475,000	441,018
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(3)	19,208	17,196
		31,454,491
Total Collateralized Mortgage Obligations (cost $33,118,926)		33,161,448
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.5%
United States — 56.5%
United States Treasury Bonds
2.25%, 08/15/2049	300,000	195,609
2.38%, 11/15/2049	700,000	468,645
3.00%, 02/15/2048 to 08/15/2048	2,450,000	1,878,801
3.38%, 11/15/2048	2,800,000	2,290,531
4.13%, 08/15/2044	10,025,000	9,414,102
United States Treasury Notes
4.00%, 02/15/2034	4,882,000	4,776,732
0.13%, 04/15/2025 to 10/15/2025(4)	1,760,513	1,729,463
0.38%, 07/15/2025(4)	4,977,787	4,916,162
1.13%, 01/15/2033(4)	3,381,664	3,174,334
2.38%, 10/15/2028(4)	4,933,974	5,050,487
Federal Home Loan Mtg. Corp.
5.00%, 09/01/2053	2,607,449	2,535,295
6.00%, 01/01/2053 to 07/01/2054	58,114,050	58,493,455
Federal National Mtg. Assoc.
2.50%, 07/01/2030 to 08/01/2030	355,658	339,562
3.00%, 06/01/2052	199,316	171,739
5.00%, 10/01/2053 to 05/01/2054	930,024	904,250
5.50%, 11/01/2053 to 04/01/2054	2,291,966	2,273,154
Government National Mtg. Assoc.
3.00%, 07/20/2051	3,070,861	2,676,442
Uniform Mtg. Backed Securities
3.00%, December 30 TBA	18,100,000	15,585,895
3.50%, December 30 TBA	200,000	178,797

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
United States (continued)
4.50%, December 30 TBA		$ 19,200,000	$ 18,224,408
6.50%, November 30 TBA		24,000,000	24,494,559
6.50%, December 30 TBA		1,100,000	1,122,538
Total U.S. Government & Agency Obligations (cost $162,786,168)			160,894,960
FOREIGN GOVERNMENT OBLIGATIONS — 23.9%
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	807,293
Canada — 3.7%
Government of Canada
3.25%, 12/01/2033	CAD	4,000,000	2,881,660
4.00%, 03/01/2029	CAD	4,200,000	3,136,479
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,576,637
4.95%, 06/18/2040	CAD	400,000	311,582
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,673,213
			10,579,571
Cayman Islands — 0.1%
KSA Sukuk, Ltd.
5.25%, 06/04/2034		400,000	404,926
France — 3.7%
Government of France
3.00%, 05/25/2033*	EUR	5,600,000	6,084,028
3.00%, 05/25/2054*	EUR	2,800,000	2,717,739
4.50%, 04/25/2041*	EUR	1,300,000	1,611,819
			10,413,586
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	507,420
Hungary — 0.2%
Republic of Hungary
5.50%, 03/26/2036		600,000	578,158
Israel — 0.6%
State of Israel
5.50%, 03/12/2034		1,700,000	1,656,225
Italy — 0.9%
Republic of Italy
3.85%, 09/15/2026	EUR	2,400,000	2,662,763
Japan — 5.3%
Development Bank of Japan, Inc.
0.01%, 09/09/2025	EUR	2,200,000	2,337,406
4.00%, 08/28/2027*		700,000	691,530
Government of Japan
0.01%, 01/01/2025	JPY	700,000,000	4,606,621
0.40%, 06/20/2029	JPY	120,000,000	784,170
1.10%, 09/20/2042	JPY	410,000,000	2,469,337
1.40%, 09/20/2052	JPY	160,000,000	888,656
2.20%, 06/20/2054	JPY	180,000,000	1,185,069
Japanese Government CPI Linked Bond
0.10%, 03/10/2029(4)	JPY	306,429,200	2,102,968
			15,065,757
New Zealand — 0.8%
Auckland Council
1.00%, 01/19/2027	EUR	2,200,000	2,311,220
Security Description		Shares or Principal Amount	Value

Peru — 1.7%
Republic of Peru
5.40%, 08/12/2034	PEN	9,300,000	$ 2,211,139
6.95%, 08/12/2031	PEN	9,200,000	2,528,051
			4,739,190
Poland — 0.7%
Republic of Poland
4.63%, 03/18/2029		$ 500,000	499,750
5.13%, 09/18/2034		1,500,000	1,484,925
			1,984,675
Romania — 0.8%
Government of Romania
5.13%, 09/24/2031*	EUR	400,000	433,211
5.25%, 05/30/2032*	EUR	100,000	108,503
5.63%, 02/22/2036	EUR	1,300,000	1,389,908
5.63%, 05/30/2037*	EUR	300,000	317,743
			2,249,365
Saudi Arabia — 0.9%
Kingdom of Saudi Arabia
4.75%, 01/16/2030		2,500,000	2,487,613
Serbia — 0.2%
Republic of Serbia
2.05%, 09/23/2036	EUR	400,000	328,303
6.00%, 06/12/2034*		300,000	300,993
			629,296
Singapore — 0.8%
Republic of Singapore
2.38%, 07/01/2039	SGD	280,000	199,420
3.25%, 06/01/2054	SGD	2,391,000	2,002,863
			2,202,283
South Africa — 1.6%
Republic of South Africa
8.00%, 01/31/2030	ZAR	28,400,000	1,525,546
8.88%, 02/28/2035	ZAR	53,200,000	2,701,486
10.00%, 03/31/2033	ZAR	5,800,000	323,556
			4,550,588
South Korea — 0.2%
Korea Expressway Corp.
5.00%, 05/14/2027*		700,000	707,941
Spain — 0.5%
Kingdom of Spain
1.50%, 04/30/2027*	EUR	1,400,000	1,485,982
SupraNational — 0.4%
European Union
3.00%, 03/04/2053	EUR	1,100,000	1,117,650
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	425,471
United Kingdom — 0.2%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	700,000	438,057
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(1)(2)		230,000	33,345
Total Foreign Government Obligations (cost $70,444,338)			68,038,375

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.93% versus USD_SOFR maturing 06/23/2025 (Counterparty: Bank of America, N.A.)		1,200,000	$ 40,942
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.96% versus USD_SOFR maturing 06/25/2025 (Counterparty: Goldman Sachs International)		1,700,000	55,762
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.01% versus USD_SOFR maturing 09/25/2025 (Counterparty: Goldman Sachs International)		1,600,000	61,126
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.25% versus USD_SOFR maturing 01/15/2025 (Counterparty: Goldman Sachs International)		15,000,000	13,846
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.31% versus USD_SOFR maturing 05/14/2025 (Counterparty: Bank of America, N.A.)		17,600,000	22,767
Total Purchased Options (cost $206,612)			194,443
Total Long-Term Investment Securities (cost $351,167,631)			347,730,769
SHORT-TERM INVESTMENTS — 1.2%
Sovereign — 0.6%
Government of Romania Treasury Bills 0.01%, 06/30/2025	RON	7,400,000	1,557,454
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.57%(5)		1,748,234	1,748,234
Total Short-Term Investments (cost $3,298,718)			3,305,688
TOTAL INVESTMENTS (cost $354,466,349)		123.2%	351,036,457
Other assets less liabilities		(23.2)	(66,034,146)
NET ASSETS		100.0%	$285,002,311
FORWARD SALES CONTRACTS — (23.3%)
U.S. Government Agencies — (23.3%)
Uniform Mtg. Backed Securities — (23.3%)
4.00%, December 30 TBA		$ (1,400,000)	(1,293,418)
5.50%, January 30 TBA		(1,200,000)	(1,187,474)
2.00%, November 15 TBA		(4,100,000)	(3,651,136)
2.00%, December 30 TBA		(29,100,000)	(23,078,306)
Security Description	Shares or Principal Amount	Value

Uniform Mtg. Backed Securities (continued)
5.00%, December 30 TBA	$ (3,600,000)	$ (3,496,886)
6.00%, November 30 TBA	(33,600,000)	(33,814,192)
Total Forward Sales Contracts (cost $(67,830,250))		(66,521,412)
@	Effective April 29,2024, the SA Goldman Sachs Global Bond Portfolio changed its name to SA PIMCO Global Bond Opportunities Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $67,066,620 representing 23.5% of net assets.
†	Non-income producing security
(1)	Security in default of interest.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	08/01/2017	$390,000	$115,546	$37,783	$9.69	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	10/23/2017	230,000	93,621	33,345	14.50	0.0
				$71,128		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Principal amount of security is adjusted for inflation.
(5)	The rate shown is the 7-day yield as of October 31, 2024.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SOFR90A—US 90 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
PEN—Peruvian Sol
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
ZAR—South African Rand
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	1,400,000	MYR	Fixed 3.500%	3-Month KLIBO	Quarterly	Quarterly	Sep 2029	$ (1,659)	$ 2,547	$ 888
Goldman Sachs International	7,300,000	MYR	Fixed 3.750	3-Month KLIBO	Quarterly	Quarterly	Sep 2034	(19,017)	20,827	1,810
								$(20,676)	$23,374	$2,698
Centrally Cleared	20,400,000	USD	12-Month SOFR	Fixed 3.750%	Annual	Annual	Jun 2029	$(490,464)	$ 451,551	$ (38,913)
Centrally Cleared	22,650,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jun 2034	(801,250)	746,792	(54,458)
Centrally Cleared	6,500,000	USD	Fixed 3.500%	12-Month SOFR	Annual	Annual	Jun 2054	516,284	(331,012)	185,272
Centrally Cleared	33,400,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2029	269,651	(374,800)	(105,149)
Centrally Cleared	5,500,000	AUD	6-Month BBSW	Fixed 4.000	Semiannual	Semiannual	Jun 2033	(158,033)	25,110	(132,923)
Centrally Cleared	2,500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2029	1,087	13,993	15,080
Centrally Cleared	11,300,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2029	(84,250)	307,824	223,574
Centrally Cleared	47,000,000	CAD	12-Month CORRA	Fixed 3.500	Annual	Annual	Dec 2025	(170,848)	331,827	160,979
Centrally Cleared	20,800,000	GBP	12-Month SONIA	Fixed 3.000	Annual	Annual	Jun 2027	(407,449)	(120,868)	(528,317)
Centrally Cleared	36,100,000	GBP	12-Month SONIA	Fixed 4.250	Annual	Annual	Sep 2026	261,518	(293,157)	(31,639)
Centrally Cleared	1,100,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Sep 2034	5,229	(34,970)	(29,741)
Centrally Cleared	3,200,000	GBP	Fixed 3.750	12-Month SONIA	Annual	Annual	Sep 2054	126,587	102,565	229,152
Centrally Cleared	1,730,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2034	(41,425)	97,230	55,805
Centrally Cleared	2,300,000	NZD	3-Month NZDBB	Fixed 4.750	Semiannual	Quarterly	Jun 2029	16,908	41,251	58,159
Centrally Cleared	700,000	EUR	6-Month EURIBOR	Fixed 2.950	Semiannual	Annual	Jun 2029	—	19,015	19,015
Centrally Cleared	800,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2044	(368,920)	(83,256)	(452,176)
Centrally Cleared	24,300,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2034	(398,921)	430,613	31,692
Centrally Cleared	2,000,000	USD	12-Month SOFR	Fixed 3.500	Annual	Annual	Dec 2054	(62,273)	11,579	(50,694)
Centrally Cleared	6,500,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2034	186,345	(7,652)	178,693
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	26,926	(117,872)	(90,946)
Centrally Cleared	89,790,000	CNY	Fixed 2.250	3-Month CNRR	Quarterly	Quarterly	Sep 2029	(67,913)	(217,726)	(285,639)
Centrally Cleared	2,200,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Dec 2026	(16,429)	(1,993)	(18,422)
Centrally Cleared	3,400,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Dec 2026	13,679	(21,449)	(7,770)
Centrally Cleared	8,550,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Dec 2029	176,738	(177,955)	(1,217)
Centrally Cleared	33,300,000	EUR	6-Month EURIBOR	Fixed 2.500	Annual	Semiannual	Mar 2027	151,433	24,983	176,416
Centrally Cleared	14,900,000	EUR	6-Month EURIBOR	Fixed 2.500	Annual	Semiannual	Mar 2030	212,729	(67,386)	145,343
Centrally Cleared	29,557,000	EUR	6-Month EURIBOR	Fixed 2.500	Annual	Semiannual	Mar 2035	266,783	25,530	292,313
Centrally Cleared	61,000,000	AUD	6-Month BBSW	Fixed 3.750	Semiannual	Semiannual	Mar 2030	47,914	(1,014,480)	(966,566)
Centrally Cleared	430,000,000	JPY	12-Month TONA	Fixed 0.600	Annual	Annual	Dec 2029	(5,119)	(7,772)	(12,891)
Centrally Cleared	4,500,000	ILS	3-Month TELBO	Fixed 4.160	Annual	Quarterly	Sep 2029	—	(15,475)	(15,475)
Centrally Cleared	7,800,000	ILS	3-Month TELBO	Fixed 4.400	Annual	Quarterly	Sep 2029	—	(5,319)	(5,319)
Centrally Cleared	9,000,000	ILS	3-Month TELBO	Fixed 4.180	Annual	Quarterly	Oct 2029	(16,174)	(12,908)	(29,082)
Centrally Cleared	4,200,000	ILS	3-Month TELBO	Fixed 4.175	Annual	Quarterly	Oct 2029	—	(13,835)	(13,835)
Centrally Cleared	470,000,000	JPY	Fixed 0.400	6-Month TONA	Semiannual	Semiannual	Jun 2039	367,254	9,384	376,638
Centrally Cleared	33,400,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2026	392,080	(383,941)	8,139
Centrally Cleared	305,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	43,343	71,808	115,151
Centrally Cleared	377,190,000	THB	Fixed 2.250	3-Month THOR	Quarterly	Quarterly	Sep 2029	(69,559)	(33,873)	(103,432)
Centrally Cleared	26,310,000	SGD	Fixed 2.750	6-Month SORA	Semiannual	Semiannual	Sep 2029	275,677	(445,328)	(169,651)
Centrally Cleared	604,910,000	THB	Fixed 2.500	3-Month THOR	Quarterly	Quarterly	Sep 2029	(134,108)	(239,724)	(373,832)
Centrally Cleared	2,200,000	EUR	Fixed 2.841	6-Month EURIBOR	Semiannual	Semiannual	May 2033	—	(81,271)	(81,271)
Centrally Cleared	100,000	EUR	Fixed 2.849	6-Month EURIBOR	Annual	Semiannual	Aug 2033	—	(3,731)	(3,731)
Centrally Cleared	100,000	EUR	Fixed 2.833	6-Month EURIBOR	Annual	Semiannual	Aug 2033	—	(3,592)	(3,592)
Centrally Cleared	13,624,000	EUR	Fixed 2.250	6-Month EURIBOR	Annual	Semiannual	Mar 2055	65,041	(365,842)	(300,801)
Centrally Cleared	100,800,000	SEK	Fixed 2.265	3-Month STIBO	Annual	Quarterly	Jan 2030	1,148	(26,058)	(24,910)
Centrally Cleared	8,700,000	EUR	6-Month EURIBOR	Fixed 2.343	Annual	Semiannual	Jan 2030	8,052	(2,169)	5,883

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	700,000	USD	12-Month SOFR	Fixed 3.450%	Annual	Annual	Oct 2034	$ —	$ (19,066)	$ (19,066)
Centrally Cleared	900,000	USD	12-Month SOFR	Fixed 3.375	Annual	Annual	Oct 2034	—	(30,117)	(30,117)
								$139,271	$(1,843,542)	$(1,704,271)
								$118,595	$(1,820,168)	$(1,701,573)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	iTraxx Europe Series 42	$ 3,000,000	EUR	$ 3,000,000	1.000%	Quarterly	Dec 2034	$ (7,110)	$ 1,584	$ (5,526)
Centrally Cleared	CDX Investment Grade Index Series 43	36,100,000	USD	36,100,000	1.000	Quarterly	Dec 2034	(207,607)	27,310	(180,297)
Centrally Cleared	iTraxx Europe Series 42	7,800,000	EUR	7,800,000	1.000	Quarterly	Dec 2029	(167,763)	—	(167,763)
				$46,900,000				$(382,480)	$28,894	$(353,586)
Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 42	0.5393%	233,500,000	USD	233,500,000	1.000%	Quarterly	Dec 2029	$5,142,844	$(191,617)	$4,951,227
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
CNRR—China 7-day Reverse Repo Rate
CORRA—Canadian Overnight Repo Rate Average
EURIBOR—Euro Interbank Offered Rate
KLIBO—Kuala Lumpur Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBO—Stockholm Interbank Offered Rate
TELBO—Tel Aviv Inter-Bank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONA—Tokyo Overnight Average Rate

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.12% versus USD_SOFR maturing 11/04/2024	3.12	11/4/2024	$800,000	$2,840	$ 1	$ 2,839
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.37% versus USD_SOFR maturing 11/18/2024	3.37	11/18/2024	700,000	2,896	1,203	1,693
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.46% versus USD_SOFR maturing 11/22/2024	3.46	11/22/2024	1,000,000	4,638	3,315	1,323
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.47% versus USD_SOFR maturing 11/25/2024	3.47	11/25/2024	1,000,000	4,513	3,603	910
					$14,887	$8,122	$6,765
Puts
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.25% versus USD_SOFR maturing 06/23/2025	4.25	6/23/2025	4,600,000	43,700	32,046	11,654
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.33% versus USD_SOFR maturing 09/25/2025	4.33	9/25/2025	6,200,000	68,200	51,945	16,255
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.28% versus USD_SOFR maturing 06/25/2025	4.28	6/25/2025	6,500,000	65,000	43,647	21,353
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.52% versus USD_SOFR maturing 11/04/2024	3.52	11/4/2024	800,000	2,840	17,737	(14,897)
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.87% versus USD_SOFR maturing 11/18/2024	3.87	11/18/2024	700,000	2,896	5,277	(2,381)
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.96% versus USD_SOFR maturing 11/22/2024	3.96	11/22/2024	1,000,000	4,638	5,649	(1,011)
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.97% versus USD_SOFR maturing 11/25/2024	3.97	11/25/2024	1,000,000	4,513	5,571	(1,058)
					$191,787	$161,872	$29,915
					$206,674	$169,994	$36,680
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
44	Short	Australian 10 Year Bonds	December 2024	$ 3,265,544	$ 3,238,616	$ 26,928
35	Short	Canada 10 Year Bonds	December 2024	3,124,825	3,066,506	58,319
56	Short	Euro-BUND	December 2024	8,110,992	8,028,464	82,528
152	Short	Euro-OAT	December 2024	20,860,715	20,611,033	249,682
53	Short	Euro-Schatz	December 2024	6,150,644	6,142,111	8,533
45	Short	Japan 10 Year Bonds	December 2024	42,752,198	42,704,686	47,512
21	Short	Long Gilt	December 2024	2,679,479	2,546,459	133,020
95	Short	U.S. Treasury 10 Year Notes	December 2024	10,617,267	10,494,531	122,736
94	Short	U.S. Treasury Long Bonds	December 2024	11,802,875	11,089,063	713,812
52	Short	U.S. Treasury Ultra 10 Year Notes	December 2024	6,159,156	5,915,000	244,156
72	Short	U.S. Treasury Ultra Bonds	December 2024	9,543,707	9,045,000	498,707
						$2,185,933

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
31	Long	Australian 3 Year Bonds	December 2024	$ 2,189,679	$ 2,153,795	$ (35,884)
168	Long	Canada 5 Year Bonds	December 2024	13,812,043	13,728,617	(83,426)
4	Long	Euro Buxl 30 Year Bonds	December 2024	587,254	575,898	(11,356)
5	Long	U.S. Treasury 5 Year Notes	December 2024	548,047	536,172	(11,875)
1	Short	Euro-BTP	December 2024	128,898	130,040	(1,142)
						$(143,683)
		Net Unrealized Appreciation (Depreciation)				$2,042,250
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	4,654,000	USD	3,095,943	11/04/2024	$ 33,145	$ —
	AUD	319,000	USD	208,856	12/03/2024	—	(1,143)
	CAD	440,000	USD	324,346	11/04/2024	8,300	—
	CAD	17,552,170	USD	12,635,397	12/03/2024	16,850	—
	CHF	2,596,000	USD	3,036,433	11/04/2024	30,238	—
	CHF	4,359,043	USD	5,049,642	12/03/2024	—	(14,039)
	CNY	30,593,900	USD	4,309,000	11/06/2024	7,792	—
	EUR	93,003	RON	465,066	11/01/2024	522	—
	EUR	6,984,000	USD	7,583,401	11/04/2024	—	(13,444)
	GBP	3,881,000	USD	5,171,934	11/04/2024	167,575	—
	GBP	3,881,000	USD	5,008,902	12/03/2024	4,757	—
	JPY	4,359,900,000	USD	29,922,414	11/05/2024	1,227,534	—
	JPY	2,300,000,000	USD	16,005,855	11/25/2024	829,336	—
	KRW	645,264,360	USD	468,000	11/20/2024	—	(1,455)
	PEN	1,236,722	USD	329,485	11/27/2024	1,846	—
	PEN	8,601,855	USD	2,286,815	11/29/2024	8,021	—
	SEK	860,000	USD	82,849	11/04/2024	2,132	—
	SEK	5,310,324	USD	497,210	12/03/2024	—	(1,915)
	SGD	3,254,813	USD	2,546,382	11/04/2024	81,548	—
	SGD	3,198,342	USD	2,422,473	12/03/2024	—	(2,770)
	TWD	4,823,544	USD	151,000	11/18/2024	—	(195)
	USD	2,011,891	AUD	2,912,000	11/04/2024	—	(95,504)
	USD	12,954,427	CAD	18,002,451	11/04/2024	—	(23,525)
	USD	1,542,131	EUR	1,398,000	11/04/2024	—	(21,457)
	USD	2,201,000	IDR	34,254,163,000	11/20/2024	—	(20,544)
	USD	35,505	ILS	132,000	12/16/2024	—	(122)
	USD	4,363,950	INR	367,556,783	12/04/2024	2,798	—
	USD	17,529,039	JPY	2,480,000,000	11/05/2024	—	(1,206,806)
	USD	602,000	KRW	804,916,140	11/20/2024	—	(16,392)
	USD	4,247,963	PLN	16,955,000	12/16/2024	—	(17,937)
	USD	3,857,000	TWD	123,103,487	11/18/2024	1,697	—
	ZAR	35,485,000	USD	2,006,267	12/17/2024	887	—
						2,424,978	(1,437,248)
Goldman Sachs International	AUD	396,000	USD	274,291	11/04/2024	13,683	—
	BRL	19,216,233	USD	3,364,889	11/04/2024	40,799	—
	BRL	18,373,090	USD	3,184,410	02/04/2025	42,341	—
	CAD	17,586,000	USD	13,015,790	11/04/2024	384,020	—
	CHF	1,778,000	USD	2,107,760	11/04/2024	48,817	—
	CNY	30,615,050	USD	4,316,295	12/04/2024	—	(5,728)
	DKK	30,986,899	USD	4,550,873	04/01/2025	—	(5,429)
	EUR	86,997	RON	435,011	11/01/2024	484	—
	EUR	93,634	RON	466,855	12/04/2024	38	—
	EUR	1,242,000	RON	6,212,812	01/17/2025	312	—
	EUR	86,366	RON	432,620	02/04/2025	26	—
	EUR	39,713,730	USD	44,348,140	11/04/2024	1,149,535	—
	EUR	45,299,730	USD	49,289,400	12/03/2024	—	(43,564)
	IDR	22,295,213,418	USD	1,424,289	11/06/2024	3,918	—

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	IDR	23,208,783,120	USD	1,483,000	11/20/2024	$ 5,640	$ —
	ILS	646,229	USD	173,106	12/16/2024	—	(118)
	JPY	3,050,000,000	USD	20,744,249	11/18/2024	636,926	—
	JPY	1,873,843,662	USD	12,316,433	12/03/2024	—	(60,804)
	KRW	2,075,852,137	USD	1,504,000	11/20/2024	—	(6,265)
	MXN	22,229,000	USD	1,101,271	12/18/2024	—	(1,310)
	MXN	46,918,000	USD	2,332,101	01/24/2025	18,926	—
	PEN	7,427,390	USD	1,966,866	12/18/2024	—	(506)
	PEN	915,169	USD	242,641	04/21/2025	423	—
	PLN	5,690,000	USD	1,414,243	12/16/2024	—	(5,329)
	RON	1,117,897	USD	245,199	12/16/2024	1,022	—
	SEK	5,300,919	USD	519,383	11/04/2024	21,857	—
	SGD	416,000	USD	319,395	11/04/2024	4,362	—
	TWD	306,672,016	USD	9,739,355	11/18/2024	126,675	—
	USD	1,229,947	AUD	1,819,000	11/04/2024	—	(32,863)
	USD	3,369,310	BRL	19,216,233	11/04/2024	—	(45,220)
	USD	3,267,959	BRL	18,264,624	12/03/2024	—	(119,605)
	USD	4,316,295	CNY	30,740,222	11/06/2024	5,484	—
	USD	1,420,239	IDR	22,294,201,703	11/06/2024	68	—
	USD	629,863	IDR	9,824,774,981	11/20/2024	—	(4,465)
	USD	1,407,426	IDR	22,093,069,635	01/15/2025	—	(4,863)
	USD	4,109,250	JPY	628,468,695	11/05/2024	27,045	—
	USD	21,600,169	JPY	3,050,000,000	11/18/2024	—	(1,492,845)
	USD	16,303,581	JPY	2,300,000,000	11/25/2024	—	(1,127,062)
	USD	1,414,830	KRW	1,932,632,610	11/20/2024	—	(8,763)
	USD	2,709,440	MXN	53,117,000	12/18/2024	—	(74,783)
	USD	832,352	MXN	16,946,604	02/11/2025	765	—
	USD	360,911	SGD	470,000	11/04/2024	—	(4,985)
	USD	522,000	TWD	16,872,904	11/18/2024	6,884	—
	USD	825,258	ZAR	14,632,892	12/17/2024	1,698	—
	ZAR	11,223,000	USD	632,617	12/17/2024	—	(1,634)
						2,541,748	(3,046,141)
Unrealized Appreciation (Depreciation)						$4,966,726	$(4,483,389)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Sol
PLN—Polish Zloty
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
U.S. Government & Agency Obligations	56.5%
Foreign Government Obligations	23.9
Collateralized Mortgage Obligations	11.6
Banks	9.5
Other Asset Backed Securities	7.1
Auto Loan Receivables	3.1
Diversified Financial Services	2.0
Short-Term Investments	1.2
Multi-National	1.2
Credit Card Receivables	1.1
Investment Companies	1.0
Electric	0.9
Pharmaceuticals	0.6
Healthcare-Products	0.4
Agriculture	0.4
Auto Manufacturers	0.3

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Semiconductors	0.3%
Real Estate	0.2
REITS	0.2
Savings & Loans	0.2
Commercial Services	0.2
Oil & Gas	0.2
Media	0.2
Internet	0.2
Lodging	0.2
Telecommunications	0.2
Mining	0.1
Pipelines	0.1
Purchased Options	0.1
123.2%

@	Effective April 29,2024, the SA Goldman Sachs Global Bond Portfolio changed its name to SA PIMCO Global Bond Opportunities Portfolio.
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$53,139,416	$—	$53,139,416
Asset Backed Securities	—	32,302,127	—	32,302,127
Collateralized Mortgage Obligations	—	33,161,448	—	33,161,448
U.S. Government & Agency Obligations	—	160,894,960	—	160,894,960
Foreign Government Obligations	—	68,038,375	—	68,038,375
Purchased Options	—	194,443	—	194,443
Short-Term Investments:
Sovereign	—	1,557,454	—	1,557,454
Other Short-Term Investments	1,748,234	—	—	1,748,234
Total Investments at Value	$1,748,234	$349,288,223	$—	$351,036,457
Other Financial Instruments:†
Swaps	$—	$2,763,323	$—	$2,763,323
Futures Contracts	2,185,933	—	—	2,185,933
Forward Foreign Currency Contracts	—	4,966,726	—	4,966,726
Written Options	—	56,027	—	56,027
Total Other Financial Instruments	$2,185,933	$7,786,076	$—	$9,972,009
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$66,521,412	$—	$66,521,412
Other Financial Instruments:†
Swaps	$—	$4,746,214	$—	$4,746,214
Futures Contracts	143,683	—	—	143,683
Forward Foreign Currency Contracts	—	4,483,389	—	4,483,389
Written Options	—	19,347	—	19,347
Total Other Financial Instruments	$143,683	$9,248,950	$—	$9,392,633
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Australia — 4.6%
AGL Energy, Ltd.	771,388	$ 5,310,073
Ampol, Ltd.	31,605	578,954
Aurizon Holdings, Ltd.	404,394	896,760
BlueScope Steel, Ltd.	53,457	707,922
Brambles, Ltd.	42,483	509,871
Downer EDI, Ltd.	114,591	420,228
JB Hi-Fi, Ltd.	11,056	591,349
Medibank Private, Ltd.	160,265	375,664
Metcash, Ltd.	229,916	460,745
Rio Tinto, Ltd.	58,983	4,589,948
Scentre Group	152,348	348,492
Sims, Ltd.	6,678	55,040
Stockland	117,228	395,849
Suncorp Group, Ltd.	246,879	2,888,035
Telstra Group, Ltd.	418,722	1,047,298
Viva Energy Group, Ltd.*	311,413	536,092
		19,712,320
Austria — 0.3%
Strabag SE	2,202	86,629
voestalpine AG	43,938	906,985
Wienerberger AG	12,704	381,658
		1,375,272
Belgium — 1.0%
Ageas SA	44,954	2,341,499
bpost SA	73,725	192,393
Colruyt Group NV	15,735	734,398
Proximus SADP	119,149	867,153
UCB SA	1,455	279,916
		4,415,359
Bermuda — 0.6%
First Pacific Co., Ltd.	360,000	202,344
Golden Ocean Group, Ltd.	36,470	393,662
Jardine Matheson Holdings, Ltd.	11,000	422,010
Kerry Properties, Ltd.	237,500	501,505
Skyworth Group, Ltd.	1,184,000	469,429
Yue Yuen Industrial Holdings, Ltd.	278,000	584,743
		2,573,693
Canada — 8.1%
ARC Resources, Ltd.	32,500	538,263
Atco, Ltd., Class I	38,151	1,323,989
Bank of Nova Scotia	20,900	1,076,109
Bausch Health Cos., Inc.†	99,100	911,747
Canadian Tire Corp., Ltd., Class A	2,691	286,369
Canfor Corp.†	3,600	42,946
CGI, Inc.†	17,100	1,894,282
CI Financial Corp.	85,220	1,401,615
Finning International, Inc.	29,800	869,804
George Weston, Ltd.	6,251	991,513
Gildan Activewear, Inc.	18,145	887,995
H&R Real Estate Investment Trust	76,419	580,133
Imperial Oil, Ltd.	26,400	1,970,022
Linamar Corp.	6,900	282,323
Loblaw Cos., Ltd.	6,300	796,533
Magna International, Inc.	187,109	7,387,066
Manulife Financial Corp.	32,000	934,708
Methanex Corp.	1,100	43,057
Onex Corp.	9,481	682,433
RioCan Real Estate Investment Trust	29,607	404,017
Sun Life Financial, Inc.	7,322	405,974
Security Description	Shares or Principal Amount	Value

Canada (continued)
Suncor Energy, Inc.	259,545	$ 9,797,598
West Fraser Timber Co., Ltd.	14,500	1,309,567
		34,818,063
Cayman Islands — 1.1%
CK Asset Holdings, Ltd.	185,000	757,742
JOYY, Inc. ADR†	17,933	610,619
Kingboard Holdings, Ltd.	268,000	648,521
Kingboard Laminates Holdings, Ltd.	402,500	349,692
Sino Biopharmaceutical, Ltd.	418,000	189,744
SITC International Holdings Co., Ltd.	154,000	434,931
WH Group, Ltd.*	2,303,500	1,784,398
		4,775,647
Denmark — 2.2%
AP Moller-Maersk A/S, Series B	4,914	7,739,801
D/S Norden A/S	8,781	302,058
H Lundbeck A/S	135,671	882,337
H Lundbeck A/S, Class A	6,058	31,605
ISS A/S	19,075	366,193
		9,321,994
Finland — 1.2%
Fortum Oyj	80,709	1,190,092
Kesko Oyj, Class B	48,409	1,037,855
Nokia Oyj	178,095	837,168
Outokumpu Oyj	145,039	519,554
Sampo Oyj, Class A	37,658	1,672,058
		5,256,727
France — 5.7%
Amundi SA*	7,402	537,811
AXA SA	31,480	1,180,204
Bouygues SA	10,588	339,146
Carrefour SA	57,473	910,852
Cie de Saint-Gobain SA	63,136	5,729,613
Cie Generale des Etablissements Michelin SCA	82,376	2,774,446
Orange SA	223,662	2,456,305
Renault SA	64,808	2,969,202
Sanofi SA	57,520	6,068,930
Valeo SE	78,748	758,125
Vivendi SE	54,280	580,398
		24,305,032
Germany — 8.9%
Aurubis AG	8,042	631,684
BASF SE	219,391	10,656,433
Bayerische Motoren Werke AG	71,062	5,590,722
Continental AG	26,018	1,620,674
Fresenius Medical Care AG	15,190	593,334
Fresenius SE & Co. KGaA†	23,553	857,799
Heidelberg Materials AG	42,777	4,708,434
Schaeffler AG†	144,284	720,848
Volkswagen AG (Preference Shares)	133,684	12,929,735
		38,309,663
Hong Kong — 1.1%
CLP Holdings, Ltd.	19,000	161,414
New World Development Co., Ltd.	48,000	48,095
PCCW, Ltd.	221,000	121,377
Sino Land Co., Ltd.	42,000	42,025
Sun Hung Kai Properties, Ltd.	199,000	2,153,615

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Swire Pacific, Ltd., Class A	183,000	$ 1,534,297
Wharf Holdings, Ltd.	253,000	715,414
		4,776,237
Israel — 1.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	622,960	800,525
Check Point Software Technologies, Ltd.†	4,893	847,516
G City, Ltd.	41,985	155,923
Oil Refineries, Ltd.	1,808,346	461,778
Paz Retail & Energy, Ltd.	2,528	286,117
Plus500, Ltd.	7,562	227,705
ZIM Integrated Shipping Services, Ltd.	132,272	3,146,751
		5,926,315
Italy — 1.7%
Enel SpA	706,102	5,355,600
Telecom Italia SpA†	3,050,651	774,140
Unipol Gruppo SpA	77,748	967,548
		7,097,288
Japan — 21.1%
AGC, Inc.	44,900	1,370,700
Alfresa Holdings Corp.	65,800	950,723
Alps Alpine Co., Ltd.	77,800	766,398
Amada Co., Ltd.	66,600	651,997
Arcs Co., Ltd.	13,000	215,558
Astellas Pharma, Inc.	43,400	508,468
Bic Camera, Inc.	21,600	240,289
Bridgestone Corp.	14,400	510,266
Brother Industries, Ltd.	32,300	628,535
Canon Marketing Japan, Inc.	8,800	263,313
Canon, Inc.	204,200	6,625,770
Chubu Electric Power Co., Inc.	116,600	1,334,535
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	372,778
COMSYS Holdings Corp.	4,700	98,148
Dai Nippon Printing Co., Ltd.	115,900	2,012,151
Daicel Corp.	75,200	662,326
Dai-ichi Life Holdings, Inc.	39,800	991,176
Daito Trust Construction Co., Ltd.	33,300	3,676,950
DCM Holdings Co., Ltd.	10,900	102,005
Denka Co., Ltd.	14,500	204,207
DIC Corp.	9,600	208,320
Dowa Holdings Co., Ltd.	3,100	105,448
Edion Corp.	72,600	842,023
Electric Power Development Co., Ltd.	76,900	1,279,859
Fujitsu, Ltd.	222,600	4,090,676
Furukawa Electric Co., Ltd.	7,500	184,692
H2O Retailing Corp.	71,600	951,908
Hakuhodo DY Holdings, Inc.	5,800	45,886
Hino Motors, Ltd.†	230,200	564,771
Idemitsu Kosan Co., Ltd.	43,800	297,744
Inabata & Co., Ltd.	18,300	388,300
Isuzu Motors, Ltd.	65,600	847,893
Itoham Yonekyu Holdings, Inc.	13,800	348,921
Izumi Co., Ltd.	11,400	240,968
Japan Post Holdings Co., Ltd.	1,676,000	15,400,919
Japan Post Insurance Co., Ltd.	25,900	425,814
JFE Holdings, Inc.	23,100	278,215
Kamigumi Co., Ltd.	6,000	125,710
Kandenko Co., Ltd.	44,800	653,241
Kaneka Corp.	10,500	256,446
Kao Corp.	14,600	646,434
KDDI Corp.	600	18,748
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kewpie Corp.	19,300	$ 457,588
Kinden Corp.	13,300	275,468
Konica Minolta, Inc.	178,000	747,106
K's Holdings Corp.	73,200	699,022
Kuraray Co., Ltd.	34,600	468,277
Mazda Motor Corp.	200,700	1,422,600
Medipal Holdings Corp.	84,900	1,349,692
MEIJI Holdings Co., Ltd.	23,600	549,423
Mitsubishi Chemical Group Corp.	140,800	755,504
Mitsubishi Electric Corp.	31,500	484,137
Mitsubishi Gas Chemical Co., Inc.	6,700	116,432
Mitsubishi Materials Corp.	28,600	468,301
Mitsubishi Shokuhin Co., Ltd.	8,500	270,740
Mitsui Mining & Smelting Co., Ltd.	19,100	606,930
Morinaga Milk Industry Co., Ltd.	22,800	530,249
MS&AD Insurance Group Holdings, Inc.	292,400	6,451,676
NEC Corp.	5,500	467,006
Nikon Corp.	14,000	172,342
Nippon Electric Glass Co., Ltd.	15,600	355,250
Nippon Telegraph & Telephone Corp.	420,400	405,579
Nippon Television Holdings, Inc.	25,100	383,777
Nisshinbo Holdings, Inc.	18,400	116,518
Nitto Denko Corp.	78,500	1,290,801
Nomura Real Estate Holdings, Inc.	3,100	76,299
Otsuka Corp.	30,100	677,290
PALTAC Corp.	6,700	180,401
Panasonic Holdings Corp.	171,500	1,374,224
Persol Holdings Co., Ltd.	648,200	1,084,992
Resonac Holdings Corp.	33,000	787,996
Ricoh Co., Ltd.	96,000	1,039,684
Sankyu, Inc.	4,700	163,062
SCREEN Holdings Co., Ltd.	8,600	551,995
Seiko Epson Corp.	35,600	646,801
Seino Holdings Co., Ltd.	34,500	557,438
Sekisui Chemical Co., Ltd.	50,200	706,933
Sekisui House, Ltd.	42,400	1,026,145
Sharp Corp.†	51,600	314,690
Shimamura Co., Ltd.	13,500	694,820
Sohgo Security Services Co., Ltd.	27,700	192,483
Sompo Holdings, Inc.	43,400	927,940
Subaru Corp.	54,800	978,657
Sugi Holdings Co., Ltd.	34,400	587,573
Sumitomo Heavy Industries, Ltd.	14,400	320,343
Sumitomo Pharma Co., Ltd.†	60,200	206,136
Suzuken Co., Ltd.	42,500	1,387,995
Taiheiyo Cement Corp.	13,000	281,356
Taiyo Yuden Co., Ltd.	18,600	325,779
Tohoku Electric Power Co., Inc.	71,300	695,014
Tokai Rika Co., Ltd.	10,200	143,969
Toppan Holdings, Inc.	19,700	576,002
Tosoh Corp.	18,100	223,472
Toyo Seikan Group Holdings, Ltd.	67,000	997,356
Tsuruha Holdings, Inc.	8,600	480,328
UBE Corp.	22,700	369,841
United Super Markets Holdings, Inc.	37,600	205,686
Yamada Holdings Co., Ltd.	353,000	1,011,968
Yamato Holdings Co., Ltd.	147,000	1,548,356
		90,576,671
Jersey — 1.4%
Glencore PLC	1,150,428	5,994,872
Luxembourg — 2.1%
ArcelorMittal SA	372,748	9,237,651

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands — 6.4%
Akzo Nobel NV	37,309	$ 2,380,382
Koninklijke Ahold Delhaize NV	483,193	15,943,137
NN Group NV	108,350	5,332,540
NXP Semiconductors NV	1,678	393,491
Randstad NV	77,384	3,576,181
		27,625,731
New Zealand — 0.2%
Air New Zealand, Ltd.	333,661	102,656
Contact Energy, Ltd.	44,825	230,189
Fletcher Building, Ltd.†	198,008	352,720
Spark New Zealand, Ltd.	60,750	105,523
		791,088
Norway — 1.0%
DNO ASA	178,510	173,967
Leroy Seafood Group ASA	13,257	60,932
Telenor ASA	129,289	1,588,212
Yara International ASA	84,267	2,530,616
		4,353,727
Portugal — 0.1%
Navigator Co. SA	95,297	367,071
Sonae SGPS SA	242,056	239,406
		606,477
Singapore — 0.4%
ComfortDelGro Corp., Ltd.	730,800	810,895
Hutchison Port Holdings Trust	1,950,100	305,559
Jardine Cycle & Carriage, Ltd.	24,600	516,305
		1,632,759
Spain — 3.1%
Mapfre SA	666,660	1,905,078
Naturgy Energy Group SA	53,831	1,339,009
Telefonica SA	2,166,074	10,159,669
		13,403,756
Sweden — 3.2%
Electrolux AB, Class B†	97,845	819,740
H & M Hennes & Mauritz AB, Class B	45,665	676,441
Peab AB, Class B	52,430	399,368
Samhallsbyggnadsbolaget i Norden AB	1,599,899	850,719
Securitas AB, Class B	28,325	332,254
Skanska AB, Class B	52,839	1,072,981
Tele2 AB, Class B	58,552	613,553
Telefonaktiebolaget LM Ericsson, Class B	733,642	6,104,602
Telia Co. AB	386,183	1,121,746
Volvo AB, Class B	72,155	1,873,037
		13,864,441
Switzerland — 7.7%
Adecco Group AG	80,517	2,524,672
Holcim AG	8,955	883,267
Novartis AG	88,057	9,554,438
Roche Holding AG	56,494	17,545,575
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Swatch Group AG	7,346	$ 1,506,537
Swiss Life Holding AG	192	157,035
Zurich Insurance Group AG	1,747	1,035,934
		33,207,458
United Kingdom — 14.3%
Abrdn PLC	418,995	714,214
Barratt Redrow PLC	86,923	503,198
BT Group PLC	805,853	1,445,255
Centrica PLC	3,199,848	4,871,862
Currys PLC†	483,414	514,092
Direct Line Insurance Group PLC	720,479	1,535,310
Evraz PLC†(1)	204,785	3,612
GSK PLC	583,208	10,654,521
Imperial Brands PLC	131,792	3,971,529
International Distribution Services PLC	610,074	2,657,632
Johnson Matthey PLC	28,123	539,758
Kingfisher PLC	625,364	2,373,776
M&G PLC	1,058,116	2,666,749
Marks & Spencer Group PLC	307,266	1,488,080
NatWest Group PLC	404,280	1,912,822
Pearson PLC	5,947	87,235
Persimmon PLC	172,320	3,258,144
Rio Tinto PLC	135,645	8,775,591
Taylor Wimpey PLC	1,071,245	2,032,414
Vodafone Group PLC	12,166,289	11,303,019
		61,308,813
United States — 0.1%
Autoliv, Inc.	5,180	481,118
Total Long-Term Investment Securities (cost $416,122,746)		425,748,172
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $456,727 and collateralized by $466,300 of United States Treasury Notes, bearing interest at 4.13% due 10/31/2026 and having an approximate value of $466,030 (cost $456,708)	$ 456,708	456,708
TOTAL INVESTMENTS (cost $416,579,454)	99.1%	426,204,880
Other assets less liabilities	0.9	4,019,046
NET ASSETS	100.0%	$430,223,926
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $2,858,301 representing 0.7% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt

Industry Allocation*
Pharmaceuticals	11.4%
Insurance	10.9
Telecommunications	9.3
Food	6.3

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Auto Manufacturers	6.2%
Chemicals	5.5
Mining	4.8
Transportation	4.3
Electric	4.0
Building Materials	3.5
Auto Parts & Equipment	3.5
Oil & Gas	3.3
Retail	3.1
Iron/Steel	2.7
Commercial Services	2.7
Real Estate	2.5
Office/Business Equipment	2.2
Computers	1.9
Home Builders	1.8
Gas	1.4
Agriculture	0.9
Engineering & Construction	0.8
Banks	0.8
Home Furnishings	0.7
Diversified Financial Services	0.7
Electronics	0.5
REITS	0.4
Hand/Machine Tools	0.4
Apparel	0.3
Healthcare-Services	0.3
Media	0.2
Packaging & Containers	0.2
Biotechnology	0.2
Private Equity	0.2
Cosmetics/Personal Care	0.2
Electrical Components & Equipment	0.1
Internet	0.1
Distribution/Wholesale	0.1
Miscellaneous Manufacturing	0.1
Machinery-Construction & Mining	0.1
Repurchase Agreements	0.1
Holding Companies-Diversified	0.1
Forest Products & Paper	0.1
Semiconductors	0.1
Beverages	0.1
99.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$34,818,063	$—	$—	$34,818,063
Cayman Islands	610,619	4,165,028	—	4,775,647
Germany	720,848	37,588,815	—	38,309,663
Israel	3,994,267	1,932,048	—	5,926,315
Netherlands	393,491	27,232,240	—	27,625,731
United Kingdom	—	61,305,201	3,612	61,308,813
United States	481,118	—	—	481,118
Other Countries	—	252,502,822	—	252,502,822
Repurchase Agreements	—	456,708	—	456,708
Total Investments at Value	$41,018,406	$385,182,862	$3,612	$426,204,880
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.6%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 700,000	$ 674,129
6.26%, 05/01/2027*	100,000	102,303
6.30%, 05/01/2029*	300,000	310,711
6.39%, 05/01/2031*	100,000	104,629
6.53%, 05/01/2034*	100,000	105,435
6.86%, 05/01/2054*	200,000	214,445
7.01%, 05/01/2064*	100,000	107,640
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	800,000	775,988
		2,395,280
Agriculture — 0.1%
Imperial Brands Finance PLC
6.13%, 07/27/2027*	600,000	616,957
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*	137,289	136,033
American Airlines Pass-Through Trust
3.00%, 04/15/2030	436,113	407,341
3.25%, 04/15/2030	124,550	113,633
3.38%, 11/01/2028	109,985	105,871
4.00%, 08/15/2030	63,875	60,076
British Airways Pass-Through Trust
3.35%, 12/15/2030*	319,074	296,055
3.80%, 03/20/2033*	347,801	331,982
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	324,318	283,489
United Airlines Pass-Through Trust
2.88%, 04/07/2030	645,032	596,661
3.10%, 04/07/2030	645,032	591,705
4.55%, 02/25/2033	681,830	617,698
		3,540,544
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	200,000	178,558
6.13%, 03/08/2034	500,000	495,009
6.80%, 05/12/2028	700,000	725,073
7.35%, 11/04/2027	200,000	210,072
Hyundai Capital America FRS
6.04%, (SOFR+1.15%), 08/04/2025*	1,000,000	1,004,580
		2,613,292
Banks — 2.3%
Bank of America Corp.
5.20%, 04/25/2029	200,000	201,964
5.93%, 09/15/2027	300,000	306,359
Barclays PLC
5.69%, 03/12/2030	300,000	305,333
6.22%, 05/09/2034	600,000	628,020
Citigroup, Inc.
4.40%, 06/10/2025	750,000	747,060
Citizens Financial Group, Inc.
6.65%, 04/25/2035	800,000	853,824
Goldman Sachs Group, Inc.
5.73%, 04/25/2030	1,375,000	1,413,676
HSBC Holdings PLC
7.39%, 11/03/2028	1,100,000	1,171,836
ING Groep NV
6.11%, 09/11/2034	300,000	315,522
Security Description		Shares or Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.
4.57%, 06/14/2030		$ 1,400,000	$ 1,379,799
Lloyds Banking Group PLC
5.68%, 01/05/2035		200,000	202,605
Morgan Stanley
3.79%, 03/21/2030	EUR	1,300,000	1,436,085
5.12%, 02/01/2029		600,000	604,825
5.66%, 04/18/2030		400,000	410,622
NatWest Group PLC
4.89%, 05/18/2029		1,100,000	1,092,696
7.47%, 11/10/2026		1,500,000	1,535,786
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	377,144
3.45%, 06/02/2025		700,000	692,573
5.81%, 09/09/2026		1,100,000	1,103,820
Stichting AK Rabobank Certificaten
6.50%, 03/29/2173	EUR	945,450	1,155,679
UBS Group AG
3.75%, 03/26/2025		250,000	248,949
5.65%, 09/11/2028		200,000	206,172
6.33%, 12/22/2027*		300,000	308,752
6.37%, 07/15/2026*		1,700,000	1,713,081
6.44%, 08/11/2028*		750,000	778,607
7.75%, 03/01/2029	EUR	600,000	740,894
UBS Group AG FRS
4.21%, (3 ME+1.00%), 01/16/2026	EUR	200,000	217,981
Wells Fargo & Co.
5.57%, 07/25/2029		500,000	510,602
			20,660,266
Biotechnology — 0.0%
Illumina, Inc.
2.55%, 03/23/2031		400,000	342,538
Commercial Services — 0.0%
Equifax, Inc.
4.80%, 09/15/2029		300,000	297,478
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	191,717
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026		1,000,000	954,505
6.10%, 01/15/2027		1,100,000	1,128,345
Ally Financial, Inc.
6.85%, 01/03/2030		300,000	311,805
Aviation Capital Group LLC
5.50%, 12/15/2024*		400,000	399,993
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*		318,000	294,252
2.88%, 02/15/2025*		400,000	397,049
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)		500,000	445,000
Cantor Fitzgerald LP
7.20%, 12/12/2028*		300,000	313,957
Lazard Group LLC
4.38%, 03/11/2029		200,000	195,269
Marex Group PLC
6.40%, 11/04/2029		100,000	100,177
Nomura Holdings, Inc.
2.33%, 01/22/2027		500,000	472,376

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
OneMain Finance Corp.
6.63%, 05/15/2029	$ 100,000	$ 100,000
Synchrony Financial
5.94%, 08/02/2030	600,000	609,481
TPG Operating Group II LP
5.88%, 03/05/2034	300,000	310,847
		6,033,056
Electric — 2.0%
AEP Texas, Inc.
5.25%, 05/15/2052	200,000	186,817
AEP Transmission Co. LLC
5.15%, 04/01/2034	400,000	401,817
AES Corp.
5.45%, 06/01/2028	400,000	403,799
Alabama Power Co.
3.70%, 12/01/2047	300,000	231,797
Appalachian Power Co.
4.50%, 08/01/2032	200,000	191,505
5.65%, 04/01/2034	300,000	306,491
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	239,853
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	809,536
Dominion Energy, Inc.
7.00%, 06/01/2054	1,200,000	1,276,801
DTE Electric Co.
5.20%, 04/01/2033	100,000	101,685
DTE Energy Co.
5.10%, 03/01/2029	100,000	100,782
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	636,647
Edison International
6.95%, 11/15/2029	400,000	432,475
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,392,881
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,784,587
Eversource Energy
5.45%, 03/01/2028	200,000	203,979
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,286,896
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	1,000,000	839,798
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	102,744
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	476,794
4.25%, 03/15/2046	1,300,000	1,034,176
6.10%, 01/15/2029	1,400,000	1,453,668
Pacific Gas & Electric Co. FRS
5.92%, (SOFR+0.95%), 09/04/2025	1,900,000	1,904,231
Rochester Gas & Electric Corp.
1.85%, 12/01/2030*	960,000	792,526
Southern California Edison Co.
3.90%, 03/15/2043	200,000	160,954
4.00%, 04/01/2047	1,500,000	1,207,563
4.05%, 03/15/2042	200,000	165,389
4.65%, 10/01/2043	480,000	431,106
		18,557,297
Security Description		Shares or Principal Amount	Value

Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*		$ 1,100,000	$ 986,617
Southern California Gas Co.
4.13%, 06/01/2048		1,400,000	1,140,330
			2,126,947
Healthcare-Products — 0.0%
Smith & Nephew PLC
5.15%, 03/20/2027		200,000	201,142
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034		200,000	198,138
			399,280
Healthcare-Services — 0.3%
Banner Health
1.90%, 01/01/2031		500,000	425,150
Centene Corp.
2.63%, 08/01/2031		600,000	499,271
Elevance Health, Inc.
5.70%, 02/15/2055		200,000	201,047
HCA, Inc.
4.13%, 06/15/2029		300,000	288,927
5.90%, 06/01/2053		700,000	692,104
Northwell Healthcare, Inc.
3.98%, 11/01/2046		700,000	555,918
			2,662,417
Insurance — 0.3%
Athene Global Funding FRS
4.54%, (3 ME+1.00%), 02/23/2027	EUR	600,000	654,549
Athene Holding, Ltd.
5.88%, 01/15/2034		600,000	610,886
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031		400,000	358,875
GA Global Funding Trust
2.90%, 01/06/2032*		800,000	676,682
			2,300,992
Internet — 0.0%
Meta Platforms, Inc.
5.55%, 08/15/2064		100,000	101,362
Lodging — 0.1%
Sands China, Ltd.
3.80%, 01/08/2026		400,000	392,094
Wynn Macau, Ltd.
5.63%, 08/26/2028*		200,000	191,967
			584,061
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*		900,000	862,552
Mining — 0.0%
Northern Star Resources, Ltd.
6.13%, 04/11/2033*		200,000	207,428
Oil & Gas — 0.0%
Aker BP ASA
4.00%, 01/15/2031*		200,000	186,982
Packaging & Containers — 0.0%
Berry Global, Inc.
5.50%, 04/15/2028		400,000	401,128

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 0.1%
Bayer US Finance II LLC
4.38%, 12/15/2028*	$ 400,000	$ 386,655
Becton Dickinson & Co.
4.87%, 02/08/2029	200,000	200,217
		586,872
Pipelines — 0.3%
Cheniere Energy, Inc.
5.65%, 04/15/2034	300,000	301,909
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,947
6.05%, 06/01/2041	1,200,000	1,204,071
Williams Cos., Inc.
4.80%, 11/15/2029	600,000	596,580
5.15%, 03/15/2034	300,000	295,376
		2,437,883
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,278,792
REITS — 0.5%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	97,857
American Tower Corp.
2.10%, 06/15/2030	400,000	343,784
4.00%, 06/01/2025	690,000	686,639
5.80%, 11/15/2028	900,000	929,111
EPR Properties
3.60%, 11/15/2031	200,000	176,331
Goodman US Finance Five LLC
4.63%, 05/04/2032*	100,000	95,819
Goodman US Finance Three LLC
3.70%, 03/15/2028*	1,200,000	1,144,964
Highwoods Realty LP
2.60%, 02/01/2031	100,000	83,474
Sun Communities Operating LP
5.50%, 01/15/2029	200,000	201,834
VICI Properties LP
4.75%, 02/15/2028	1,000,000	991,226
		4,751,039
Semiconductors — 0.2%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	87,273
4.35%, 02/15/2030	550,000	535,409
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	900,000	885,868
		1,508,550
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025	700,000	692,658
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060	1,300,000	934,782
T-Mobile USA, Inc.
2.40%, 03/15/2029	700,000	633,281
3.40%, 10/15/2052	700,000	486,512
		2,054,575
Total Corporate Bonds & Notes (cost $81,164,780)		78,391,943
Security Description		Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 4.3%
Auto Loan Receivables — 1.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		$ 1,900,000	$ 1,915,015
Series 2023-5A, Class A 5.78%, 04/20/2028*		800,000	813,785
BMW Canada Auto Trust
Series 2023-1A, Class A1 5.43%, 01/20/2026*	CAD	82,930	60,005
Citizens Auto Receivables Trust
Series 2023-1, Class A4 5.78%, 10/15/2030*		1,900,000	1,938,781
Enterprise Fleet Financing LLC
Series 2024-2, Class A2 5.74%, 12/20/2026*		1,200,000	1,209,847
Ford Auto Securitization Trust
Series 2024-AA, Class A3 4.97%, 03/15/2030*	CAD	600,000	430,926
Ford Auto Securitization Trust II Asset-Backed Notes
Series 2023-B, Class A1 5.89%, 05/15/2026*	CAD	240,614	174,526
Ford Credit Auto Owner Trust FRS
Series 2023-A, Class A2B 5.73%, (SOFR30A+0.72%), 03/15/2026		250,642	250,716
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2A 5.44%, 10/20/2025		104,306	104,336
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A 5.10%, 05/18/2026		130,447	130,481
GM Financial Revolving Receivables Trust
Series 2023-1, Class A 5.12%, 04/11/2035*		1,200,000	1,215,235
Honda Auto Receivables Owner Trust
Series 2023-2, Class A3 4.93%, 11/15/2027		1,000,000	1,004,371
Tesla Auto Lease Trust
Series 2023-B, Class A2 6.02%, 09/22/2025*		695,055	695,973
Veros Auto Receivables Trust
Series 2023-1, Class A 7.12%, 11/15/2028*		202,220	203,252
Westlake Automobile Receivables Trust FRS
Series 2023-3A, Class A2B 5.68%, (SOFR30A+0.67%), 10/15/2026*		408,730	409,157
			10,556,406
Credit Card Receivables — 0.1%
Golden Credit Card Trust
Series 2022-4A, Class A 4.31%, 09/15/2027*		1,100,000	1,096,348
Home Equity — 0.3%
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 5.68%, (TSFR1M+0.94%), 10/25/2034		362,985	350,191
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 5.57%, (TSFR1M+0.83%), 10/25/2035		1,945,179	1,943,955
			2,294,146

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 2.7%
Atlas Senior Loan Fund XV, Ltd. FRS
Series 2019-15A, Class A1R 5.85%, (TSFR3M+1.22%), 10/23/2032*		$ 1,100,000	$ 1,100,472
Birch Grove CLO, Ltd. FRS
Series 2024-19A, Class A1RR 6.24%, (TSFR3M+1.59%), 07/17/2037*		1,100,000	1,108,525
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 4.99%, (TSFR1M+0.25%), 06/25/2037		128,575	120,681
Series 2007-1, Class 2A3 4.99%, (TSFR1M+0.25%), 07/25/2037		13,763	13,603
Series 2007-10, Class 2A4 5.10%, (TSFR1M+0.36%), 06/25/2047		447,325	433,213
Series 2005-3, Class MV7 6.80%, (TSFR1M+2.06%), 08/25/2035		1,100,000	1,008,077
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 5.85%, (TSFR3M+1.23%), 10/20/2031*		739,572	739,877
DLLMT LLC
Series 2023-1A, Class A2 5.78%, 11/20/2025*		174,605	174,922
Ford Credit Floorplan Master Owner Trust FRS
Series 2024-3, Class A2 5.81%, (SOFR30A+0.77%), 09/15/2029*		1,200,000	1,200,633
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 5.92%, (TSFR1M+1.18%), 06/25/2035		387,741	373,894
Golub Capital Partners Static, Ltd. FRS
Series 2024-1A, Class A1 5.85%, (TSFR3M+1.23%), 04/20/2033*		935,650	936,808
Greywolf CLO III, Ltd. FRS
Series 2020-3RA, Class A1R2 5.86%, (TSFR3M+1.23%), 04/22/2033*		1,100,000	1,100,194
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 4.29%, (3 ME+1.24%), 01/15/2039*	EUR	1,200,000	1,305,300
KKR Clo 33, Ltd. FRS
Series 2021-33A, Class A 6.05%, (TSFR3M+1.43%), 07/20/2034*		1,100,000	1,101,100
LCM 30, Ltd. FRS
Series 2021-30A, Class AR 5.96%, (TSFR3M+1.34%), 04/20/2031*		1,263,070	1,265,700
LCM 31, Ltd. FRS
Series 2021-31A, Class AR 5.90%, (TSFR3M+1.28%), 07/20/2034*		1,100,000	1,100,838
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036		1,200,000	1,148,097
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 5.96%, (TSFR3M+1.30%), 10/15/2030*		73,941	74,058
Ocean Trails CLO 8 FRS
Series 2020-8A, Class ARR 5.95%, (TSFR3M+1.29%), 07/15/2034*		1,100,000	1,100,518
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 6.54%, (TSFR3M+1.44%), 11/18/2031*		228,590	228,685
Octane Receivables Trust
Series 2023-3A, Class A2 6.44%, 03/20/2029*		1,385,273	1,402,771
Security Description		Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 5.92%, (SOFR30A+1.06%), 11/25/2065*		$ 157,264	$ 156,888
Recette CLO, Ltd. FRS
Series 2015-1A, Class ARR 5.96%, (TSFR3M+1.34%), 04/20/2034*		1,000,000	1,002,230
Regatta Funding, Ltd. FRS
Series 2018-4A, Class A1R 5.83%, (TSFR3M+1.20%), 10/25/2031*		918,355	918,928
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 5.92%, (TSFR3M+1.29%), 10/23/2030*		428,818	428,080
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 6.37%, (TSFR1M+1.56%), 02/17/2032*		48,687	48,732
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*		239,697	231,339
TCW CLO AMR, Ltd. FRS
Series 2019-1A, Class ASNR 6.39%, (TSFR3M+1.30%), 08/16/2034*		1,100,000	1,098,959
Trinitas CLO VI, Ltd. FRS
Series 2017-6A, Class ARRR 5.96%, (TSFR3M+1.33%), 01/25/2034*		1,100,000	1,098,544
Trinitas CLO XIV, Ltd. FRS
Series 2020-14A, Class A1R 5.97%, (TSFR3M+1.34%), 01/25/2034*		1,100,000	1,102,816
TSTAT, Ltd. FRS
Series 2022-1A, Class A1RR 5.77%, (TSFR3M+1.15%), 07/20/2037*		813,883	814,293
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 5.75%, (TSFR3M+1.13%), 07/20/2032*		1,066,154	1,067,066
			25,005,841
Total Asset Backed Securities (cost $38,858,623)			38,952,741
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.8%
Commercial and Residential — 3.6%
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 6.00%, (TSFR1M+1.18%), 09/15/2034*		1,900,000	1,852,500
ALBA PLC FRS
Series 2005-1, Class A3 5.28%, (SONIA+0.31%), 11/25/2042	GBP	193,250	246,913
Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		102,647	56,820
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		131,712	94,717
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		626,621	240,005
Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 5.27%, (TSFR1M+0.53%), 05/25/2036		2,079,510	1,880,947
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 4.97%, (TSFR1M+0.23%), 10/25/2046		9,460	8,242
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(2)		119,281	112,239

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.46%, (SOFR30A+1.45%), 01/15/2037*		$ 931,585	$ 929,838
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(3)		677,665	643,884
BDS LLC FRS
Series 2022-FL11, Class ATS 6.56%, (TSFR1M+1.80%), 03/19/2039*		944,587	944,295
BX Trust FRS
Series 2018-GW, Class A 5.90%, (TSFR1M+1.10%), 05/15/2035*		580,000	579,275
Chase Home Lending Mtg. Trust FRS
Series 2024-7, Class A11 6.16%, (SOFR30A+1.30%), 06/25/2055*		1,030,539	1,030,780
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(2)		882,676	775,668
ChaseFlex Trust FRS
Series 2007-2, Class A1 5.41%, (TSFR1M+0.67%), 05/25/2037		376,855	352,802
Citigroup Mtg. Loan Trust FRS
Series 2024-1, Class A11 6.21%, (SOFR30A+1.35%), 07/25/2054*		1,030,998	1,033,247
COLT Mtg. Loan Trust
Series 2024-3, Class A1 6.39%, 06/25/2069*		477,854	482,146
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(2)		1,100,000	1,036,906
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 5.99%, (TSFR1M+1.18%), 06/15/2034*		799,160	743,219
Cross Mtg. Trust
Series 2024-H3, Class A1 6.27%, 06/25/2069*		1,029,405	1,038,081
CSMC Trust VRS
Series 2018-RPL9, Class A 3.85%, 09/25/2057*(2)		909,941	866,609
Eurosail PLC FRS
Series 2007-3A, Class A3C 6.05%, (SONIA+1.07%), 06/13/2045*	GBP	148,880	191,572
Series 2007-3X, Class A3A 6.05%, (SONIA+1.07%), 06/13/2045	GBP	132,002	169,585
Series 2007-3X, Class A3C 6.05%, (SONIA+1.07%), 06/13/2045	GBP	175,949	226,403
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 6.71%, (SOFR30A+1.85%), 02/23/2039*		452,512	444,926
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*		863,544	867,781
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.25%, (TSFR1M+0.49%), 01/19/2038		10,635	9,324
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 5.08%, 07/19/2035(2)		91,665	67,759
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 5.92%, (TSFR1M+1.16%), 02/18/2038*		577,244	573,618
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 6.69%, (SOFR30A+1.70%), 04/20/2037*		$ 221,247	$ 221,109
HPLY Trust FRS
Series 2019-HIT, Class A 5.97%, (TSFR1M+1.11%), 11/15/2036*		82,011	81,959
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,564,273
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 5.37%, (TSFR1M+0.63%), 07/25/2035		203,504	134,834
KREF, Ltd. FRS
Series 2022-FL3, Class A 6.21%, (TSFR1M+1.45%), 02/17/2039*		392,208	391,105
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 6.09%, (TSFR1M+1.28%), 06/15/2039*		653,300	649,704
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 6.22%, (TSFR1M+1.41%), 07/15/2036*		302,401	301,475
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 5.29%, (SONIA+0.31%), 12/01/2060	GBP	343,812	433,971
Series 2008-W1X, Class A1 5.70%, (SONIA+0.72%), 01/01/2061	GBP	501,893	641,627
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(2)		365,417	350,094
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,779,106
MortgageIT Trust FRS
Series 2005-2, Class 1A1 5.37%, (TSFR1M+0.63%), 05/25/2035		6,214	6,116
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,484,290
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	738,197
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(2)		605,118	575,469
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(2)		307,875	291,885
Series 2018-3A, Class A1 4.50%, 05/25/2058*(2)		375,307	363,411
PRET Trust VRS
Series 2024-RPL1, Class A1 3.90%, 10/25/2063*(2)		732,782	693,722
TBW Mtg.-Backed Trust
Series 2006-3, Class 1A 6.00%, 07/25/2036		625,374	243,315
Uropa Securities PLC FRS
Series 2007-1, Class A3A 5.30%, (SONIA+0.32%), 10/10/2040	GBP	130,497	165,608
VASA Trust FRS
Series 2021-VASA, Class A 5.82%, (TSFR1M+1.01%), 07/15/2039*		500,000	459,375
Verus Securitization Trust
Series 2024-4, Class A1 6.22%, 06/25/2069*		1,040,615	1,047,942

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
VMC Finance LLC FRS
Series 2022-FL5, Class A 6.79%, (SOFR30A+1.90%), 02/18/2039*	$ 430,008	$ 429,053
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR19, Class A1A1 5.39%, (TSFR1M+0.65%), 12/25/2045	139,186	138,163
Series 2006-AR9, Class 2A 6.11%, (12 MTA+1.05%), 08/25/2046	795,993	666,037
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	2,100,000	1,420,644
		32,772,585
U.S. Government Agency — 1.2%
Federal Home Loan Mtg. Corp. Multiclass Certs. VRS
Series 2024-P016, Class A2 4.61%, 09/25/2033(2)	1,000,000	974,650
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series W5FX, Class AFX 3.21%, 04/25/2028(2)	2,700,000	2,592,680
Federal Home Loan Mtg. Corp. REMIC
Series 4745, Class CZ 3.50%, 01/15/2048	1,269,748	1,128,144
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4790, Class F 5.31%, (SOFR30A+0.30%), 10/15/2043	354,843	345,817
Series 4579, Class FD 5.81%, (SOFR30A+0.46%), 01/15/2038	315,588	310,826
Federal Home Loan Mtg. Corp. REMIC VRS
Series 4579, Class SD 0.99%, 01/15/2038(2)(4)	315,588	21,335
Federal Home Loan Mtg. Corp. STRIPS FRS
Series 2013-314, Class S2 0.77%, (5.78%-SOFR30A), 09/15/2043(4)(5)	594,684	57,909
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(4)	176,984	5,741
Federal National Mtg. Assoc. REMIC FRS
Series 2020-80, Class JF 5.16%, (SOFR30A+0.30%), 11/25/2050	986,401	943,978
Series 2012-113, Class PF 5.32%, (SOFR30A+0.46%), 10/25/2040	127,044	126,711
Series 2007-85, Class FL 5.51%, (SOFR30A+0.65%), 09/25/2037	817,688	811,662
Series 2012-21, Class FQ 5.52%, (SOFR30A+0.66%), 02/25/2041	47,463	47,454
Series 2024-54, Class FC 5.83%, (SOFR30A+0.97%), 08/25/2054	1,031,298	1,037,292
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 5.96%, (TSFR1M+0.76%), 12/20/2063	51,546	51,538
Series 2016-H11, Class F 6.11%, (TSFR1M+0.91%), 05/20/2066	883,784	883,771
Series 2016-H14, Class FA 6.11%, (TSFR1M+0.91%), 06/20/2066	478,987	478,971
Series 2016-H17, Class FC 6.14%, (TSFR1M+0.94%), 08/20/2066	1,255,048	1,255,520
		11,073,999
Total Collateralized Mortgage Obligations (cost $46,140,980)		43,846,584
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 42.8%
U.S. Government — 22.0%
United States Treasury Bonds
1.13%, 05/15/2040	$ 2,120,000	$ 1,323,261
1.38%, 11/15/2040	17,090,000	10,968,309
1.75%, 08/15/2041	9,500,000	6,372,051
1.88%, 02/15/2041	10,100,000	7,011,609
2.00%, 11/15/2041	9,100,000	6,333,742
2.25%, 05/15/2041(6)(7)	3,100,000	2,278,137
2.75%, 11/15/2047	100,000	73,410
2.88%, 11/15/2046	290,000	219,675
3.00%, 08/15/2048	2,400,000	1,836,187
3.25%, 05/15/2042	4,400,000	3,702,875
3.38%, 08/15/2042 to 11/15/2048	9,800,000	8,192,921
3.63%, 08/15/2043	2,800,000	2,457,656
3.88%, 05/15/2043	5,700,000	5,197,910
4.00%, 11/15/2042	6,000,000	5,595,000
4.13%, 08/15/2044	800,000	751,250
4.38%, 05/15/2041 to 08/15/2043	6,200,000	6,124,844
4.50%, 02/15/2044	800,000	791,250
4.63%, 05/15/2044 to 05/15/2054	9,700,000	9,772,266
4.75%, 02/15/2041 to 11/15/2043	6,470,000	6,646,391
United States Treasury Notes
1.25%, 04/30/2028 to 09/30/2028	8,400,000	7,568,367
1.50%, 11/30/2028	2,800,000	2,522,625
2.38%, 03/31/2029	3,200,000	2,970,500
2.88%, 08/15/2028	4,300,000	4,107,004
3.25%, 06/30/2029	2,800,000	2,691,391
3.50%, 04/30/2028	7,300,000	7,146,871
3.63%, 03/31/2030	600,000	583,851
3.75%, 05/31/2030 to 06/30/2030	2,000,000	1,956,063
3.88%, 09/30/2029	7,200,000	7,105,219
4.00%, 06/30/2028 to 02/15/2034	34,900,000	34,204,703
4.13%, 07/31/2028 to 08/31/2030	4,400,000	4,391,969
4.38%, 11/30/2030	1,700,000	1,715,008
4.63%, 09/30/2028 to 09/30/2030	8,100,000	8,237,360
4.88%, 10/31/2028 to 10/31/2030	5,000,000	5,136,828
United States Treasury Notes TIPS
0.13%, 01/15/2032(6)(8)	4,201,683	3,705,622
0.63%, 07/15/2032(8)	5,417,150	4,936,127
1.13%, 01/15/2033(8)	5,875,641	5,515,405
1.25%, 04/15/2028(8)	1,993,993	1,952,712
1.75%, 01/15/2034(8)	7,782,856	7,634,942
2.38%, 10/15/2028(8)	616,638	631,200
		200,362,511
U.S. Government Agency — 20.8%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	4,507,942	3,903,524
3.00%, 02/01/2053	196,737	169,424
4.00%, 04/01/2048 to 01/01/2050	596,508	558,734
4.50%, 08/01/2048 to 08/01/2053	41,567,616	39,485,911
5.00%, 05/01/2053 to 06/01/2053	7,691,618	7,480,022
5.50%, 08/01/2053	879,651	872,591
6.00%, 01/01/2053 to 08/01/2054	4,083,933	4,110,538
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037	4,116,076	3,564,571
3.79%, 01/01/2029	1,800,000	1,724,891
4.00%, 07/01/2045 to 09/01/2050	24,177,673	22,538,249
6.00%, 01/01/2053 to 08/01/2053	10,468,447	10,540,968
Government National Mtg. Assoc.
3.00%, November 30 TBA	7,700,000	6,750,776
4.00%, December 30 TBA	4,300,000	4,003,367

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Uniform Mtg. Backed Securities
2.50%, December 30 TBA		$ 13,500,000	$ 11,171,214
3.00%, November 30 TBA		5,800,000	4,992,563
3.00%, December 30 TBA		43,900,000	37,802,255
4.00%, November 30 TBA		2,000,000	1,847,663
5.00%, December 30 TBA		13,000,000	12,627,644
5.50%, November 30 TBA		5,300,000	5,249,645
6.00%, November 30 TBA		3,000,000	3,019,124
6.50%, November 30 TBA		6,800,000	6,940,125
			189,353,799
Total U.S. Government & Agency Obligations (cost $402,495,370)			389,716,310
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Banks — 0.0%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026*		400,000	403,307
Regional(State/Province) — 0.6%
Province of Ontario
3.65%, 06/02/2033	CAD	800,000	569,420
4.15%, 06/02/2034	CAD	4,400,000	3,232,934
Province of Quebec
3.60%, 09/01/2033	CAD	1,500,000	1,061,587
4.45%, 09/01/2034	CAD	400,000	300,229
			5,164,170
Sovereign — 1.8%
Dominican Republic
4.88%, 09/23/2032*		1,200,000	1,096,394
Federative Republic of Brazil
Zero Coupon, 04/01/2025	BRL	32,700,000	5,409,599
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	613,948
2.63%, 12/02/2040*	EUR	400,000	282,832
3.75%, 02/07/2034*	EUR	860,000	816,614
5.63%, 05/30/2037*	EUR	300,000	317,743
Republic of Colombia
8.38%, 11/07/2054		400,000	389,082
Republic of Panama
6.88%, 01/31/2036		300,000	295,222
Republic of Peru
3.30%, 03/11/2041		200,000	149,152
6.15%, 08/12/2032*	PEN	11,100,000	2,873,931
Republic of Poland
4.63%, 03/18/2029		100,000	99,950
4.88%, 10/04/2033		400,000	393,700
5.13%, 09/18/2034		200,000	197,990
Republic of Turkey
5.88%, 05/21/2030	EUR	100,000	112,897
7.63%, 05/15/2034		400,000	412,250
State of Israel
5.38%, 03/12/2029		700,000	701,102
United Mexican States
4.00%, 08/24/2034	MXN	4,958,336	223,314
6.34%, 05/04/2053		500,000	463,970
United Mexican States TIPS
2.75%, 11/27/2031(8)	MXN	22,147,233	947,297
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
3.00%, 12/03/2026(8)	MXN	1,322,223	$ 62,065
4.00%, 11/30/2028(8)	MXN	6,859,031	328,522
			16,187,574
Total Foreign Government Obligations (cost $23,066,404)			21,755,051
MUNICIPAL SECURITIES — 0.2%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034		$ 400,000	411,915
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042		1,300,000	1,055,745
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		278,072	282,240
Total Municipal Securities (cost $2,054,169)			1,749,900
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $3,800.00)		190	522,500
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $4,350.00)		190	916,750
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $4,900.00)		190	1,720,450
Total Purchased Options (cost $3,606,562)			3,159,700
Total Long-Term Investment Securities (cost $597,386,888)			577,572,229
SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper — 1.5%
Constellation Brands, Inc.
5.08%, 11/22/2024		750,000	747,777
Crown Castle, Inc.
5.18%, 12/10/2024		600,000	596,609
5.19%, 12/03/2024		1,050,000	1,045,088
Harley Davidson Funding
5.25%, 12/03/2024		1,200,000	1,194,490
5.25%, 12/05/2024		1,400,000	1,393,183
Jones Lang LaSalle, Inc.
5.02%, 11/08/2024		2,100,000	2,097,701
5.02%, 11/14/2024		1,000,000	998,091
Reckitt Benckiser Group PLC
4.92%, 12/10/2024		1,800,000	1,790,060
Southern California Edison Co.
4.95%, 01/06/2025		2,800,000	2,773,708
Targa Resources Corp.
5.05%, 11/14/2024		1,350,000	1,347,230
			13,983,937
U.S. Government — 0.9%
United States Treasury Bills
4.56%, 12/19/2024(7)		8,331,000	8,280,459
Total Short-Term Investments (cost $22,266,094)			22,264,396

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 66.3%
Agreement with Bank of America Securities, Inc., bearing interest at 4.93% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $62,608,573 and collateralized by $101,962,000 of United States Treasury Bonds, bearing interest at 1.13% due 05/15/2040 and having an approximate value of $64,744,485	$ 62,600,000	$ 62,600,000
Agreement with Bank of America Securities, Inc., bearing interest at 4.94% dated 10/31/2024, to be repurchased 11/04/2024 in the amount of $105,958,127 and collateralized by $104,116,000 of United States Treasury Notes, bearing interest at 4.50% due 11/15/2033 and having an approximate value of $108,089,666	105,900,000	105,900,000
Agreement with Bank of America Securities, Inc., bearing interest at 4.94% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $114,815,753 and collateralized by $113,001,000 of United States Treasury Notes, bearing interest at 4.50% due 11/15/2033 and having an approximate value of $119,633,668	114,800,000	114,800,000
Agreement with Goldman Sachs, bearing interest at 4.94% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $100,013,722 and collateralized by $103,415,958 of Government National Mtg. Assoc. Bonds, bearing interest at 5.50% due 11/20/2052 and having an approximate value of $102,875,233	100,000,000	100,000,000
Agreement with JPMorgan Chase, bearing interest at 4.94% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $70,209,633 and collateralized by $72,631,487 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 04/15/2025 and having an approximate value of $71,643,437	70,200,000	70,200,000
Agreement with JPMorgan Chase, bearing interest at 4.88% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $150,020,333 and collateralized by $177,200,000 of United States Treasury Notes, bearing interest at 1.88% due 02/15/2032 and having an approximate value of $152,515,846	150,000,000	150,000,000
Total Repurchase Agreements (cost $603,500,000)		603,500,000
TOTAL INVESTMENTS (cost $1,223,152,982)	132.2%	1,203,336,625
Reverse Repurchase Agreements(9)	(12.2)	(110,984,188)
Other assets less liabilities	(20.0)	(182,143,314)
NET ASSETS	100.0%	$910,209,123
Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (0.3)%
U.S. Government Agencies — (0.3)%
Uniform Mtg. Backed Securities — (0.3%)
4.50%, December 30 TBA	$ (1,600,000)	$ (1,518,701)
5.50%, December 30 TBA	(1,000,000)	(990,030)
Total Forward Sales Contracts (proceeds $(2,333,539))		$(2,508,731)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $81,799,836 representing 9.0% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2024.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	Reverse Repurchase Agreements:
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
J.P. Morgan Chase	5.02%	10/24/2024	11/4/2024	$(17,182,375)	$(17,190,205)
J.P. Morgan Chase	5.02%	10/23/2024	11/6/2024	(23,292,500)	(23,298,114)
J.P. Morgan Chase	5.04%	10/28/2024	11/4/2024	(7,115,625)	(7,119,610)
J.P. Morgan Chase	5.04%	10/29/2024	11/5/2024	(63,393,688)	(63,396,819)
				$(110,984,188)	$(111,004,748)
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	4,200,000	USD	Fixed 1.750%	12-Month SOFR	Annual	Annual	Dec 2051	$(160,146)	$1,550,750	$1,390,604
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month SOFR	Quarterly	Quarterly	Dec 2051	(98,681)	1,171,992	1,073,311
Centrally Cleared	4,200,000	USD	Fixed 1.441	3-Month SOFR	Quarterly	Quarterly	Jul 2031	(546)	645,477	644,931
Centrally Cleared	23,200,000	AUD	6-Month BBSW	Fixed 4.750%	Semiannual	Semiannual	Dec 2033	(100,804)	68,309	(32,495)
Centrally Cleared	8,100,000	USD	Fixed 3.604	12-Month SOFR	Annual	Annual	Aug 2033	—	102,966	102,966
Centrally Cleared	2,760,000	USD	Fixed 3.608	12-Month SOFR	Annual	Annual	Aug 2033	—	34,178	34,178
Centrally Cleared	2,800,000	USD	Fixed 3.619	12-Month SOFR	Annual	Annual	Aug 2033	—	32,432	32,432
Centrally Cleared	1,300,000	USD	Fixed 3.600	12-Month SOFR	Annual	Annual	Jan 2034	—	17,781	17,781
Centrally Cleared	2,100,000	USD	Fixed 3.609	12-Month SOFR	Annual	Annual	Aug 2033	—	25,806	25,806
Centrally Cleared	8,150,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2029	11,382	4,164	15,546
Centrally Cleared	4,200,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2034	20,694	(10,596)	10,098
Centrally Cleared	2,400,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Jun 2054	(697)	69,105	68,408
Centrally Cleared	10,000,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2029	149,514	(180,996)	(31,482)
Centrally Cleared	6,400,000	USD	Fixed 3.722	12-Month SOFR	Annual	Annual	Nov 2033	—	25,498	25,498
Centrally Cleared	1,100,000	BRL	Less than 1-Month BRCDI	Fixed 9.842	Maturity	Maturity	Jan 2027	—	(9,961)	(9,961)
Centrally Cleared	42,400,000	BRL	Less than 1-Month BRCDI	Fixed 9.832	Maturity	Maturity	Jan 2027	—	(385,179)	(385,179)
Centrally Cleared	46,500,000	BRL	Less than 1-Month BRCDI	Fixed 9.815	Maturity	Maturity	Jan 2027	—	(425,452)	(425,452)
Centrally Cleared	800,000	EUR	6-Month EURIBOR	Fixed 2.780	Semiannual	Annual	May 2029	—	15,441	15,441
Centrally Cleared	1,000,000	EUR	6-Month EURIBOR	Fixed 2.827	Annual	Semiannual	May 2029	—	21,471	21,471
Centrally Cleared	4,900,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2034	(54,406)	60,796	6,390
Centrally Cleared	400,000	USD	Fixed 3.880	12-Month SOFR	Annual	Annual	Jul 2034	—	(3,225)	(3,225)
Centrally Cleared	5,200,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2029	(97,753)	98,493	740
Centrally Cleared	8,200,000	EUR	6-Month EURIBOR	Fixed 2.500	Annual	Semiannual	Mar 2035	65,694	15,402	81,096
Centrally Cleared	400,000	USD	Fixed 3.643	12-Month SOFR	Annual	Annual	Aug 2034	—	4,481	4,481
Centrally Cleared	500,000	USD	Fixed 3.850	12-Month SOFR	Annual	Annual	Aug 2034	—	(2,832)	(2,832)
Centrally Cleared	1,600,000	EUR	Fixed 2.650	6-Month EURIBOR	Semiannual	Semiannual	Aug 2029	—	(20,617)	(20,617)
Centrally Cleared	300,000	USD	Fixed 3.595	12-Month SOFR	Annual	Annual	Aug 2034	—	4,532	4,532
Centrally Cleared	900,000	USD	Fixed 3.532	12-Month SOFR	Annual	Annual	Aug 2034	—	18,214	18,214
Centrally Cleared	4,950,000	EUR	Fixed 2.250	6-Month EURIBOR	Semiannual	Semiannual	Mar 2055	10,361	(119,651)	(109,290)
Centrally Cleared	200,000	USD	Fixed 3.300	12-Month SOFR	Annual	Annual	Nov 2053	58	12,815	12,873
Centrally Cleared	1,900,000	USD	Fixed 3.555	12-Month SOFR	Annual	Annual	Aug 2034	—	34,938	34,938
Centrally Cleared	1,900,000	USD	Fixed 3.565	12-Month SOFR	Annual	Annual	Aug 2034	—	33,386	33,386
Centrally Cleared	100,000	USD	Fixed 3.605	12-Month SOFR	Annual	Annual	Aug 2034	—	1,431	1,431
Centrally Cleared	800,000	EUR	Fixed 2.300	6-Month EURIBOR	Semiannual	Semiannual	Sep 2029	—	3,233	3,233
Centrally Cleared	400,000	EUR	Fixed 2.360	6-Month EURIBOR	Semiannual	Semiannual	Oct 2029	—	273	273
								$(255,330)	$2,914,855	$2,659,525
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 42	0.5393%	700,000	USD	700,000	1.000%	Quarterly	Dec 2029	$15,539	$(695)	$14,844
Centrally Cleared	Glencore International AG	100.37	200,000	EUR	200,000	5.000	Quarterly	Dec 2029	41,811	(242)	41,569
					900,000				$57,350	$(937)	$56,413
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
EURIBOR—Euro Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
AUD—Australian Dollar
BRL—Brazilian Real
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.37% versus USD_SOFR maturing 11/18/2024	3.37	11/18/2024	$400,000	$1,655	$ 687	$ 968
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.46% versus USD_SOFR maturing 11/22/2024	3.46	11/22/2024	200,000	928	664	264
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.47% versus USD_SOFR maturing 11/25/2024	3.47	11/25/2024	600,000	2,708	2,162	546
					$5,291	$3,513	$1,778
Puts
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.87% versus USD_SOFR maturing 11/18/2024	3.87	11/18/2024	400,000	1,655	3,015	(1,360)
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.96% versus USD_SOFR maturing 11/22/2024	3.96	11/22/2024	200,000	928	1,130	(202)
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.97% versus USD_SOFR maturing 11/25/2024	3.97	11/25/2024	600,000	2,708	3,343	(635)
					$5,291	$7,488	$(2,197)
					$10,582	$11,001	$(419)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
412	Long	E-Mini Russell 2000 Index	December 2024	$ 45,342,549	$ 45,497,160	$ 154,611
1,216	Long	S&P 500 E-Mini Index	December 2024	347,768,457	348,900,800	1,132,343
19	Short	3-Month SOFR	June 2025	4,572,563	4,556,912	15,651
19	Short	3-Month SOFR	March 2025	4,549,763	4,541,950	7,813
19	Short	3-Month SOFR	September 2025	4,587,288	4,567,362	19,926
71	Short	Euro-BUND	December 2024	10,237,092	10,178,946	58,146
12	Short	Japan 10 Year Bonds	December 2024	11,401,128	11,387,917	13,211
15	Short	U.S. Treasury 2 Year Notes	December 2024	3,112,012	3,089,180	22,832
132	Short	U.S. Treasury Long Bonds	December 2024	16,396,681	15,571,875	824,806
291	Short	U.S. Treasury Ultra 10 Year Notes	December 2024	34,444,444	33,101,250	1,343,194
198	Short	U.S. Treasury Ultra Bonds	December 2024	26,314,502	24,873,750	1,440,752
						$5,033,285

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
14	Long	Long Gilt	December 2024	$ 1,788,547	$ 1,697,639	$ (90,908)
1,174	Long	MSCI EAFE Index	December 2024	143,038,239	137,956,740	(5,081,499)
287	Long	U.S. Treasury 10 Year Notes	December 2024	32,188,719	31,704,531	(484,188)
197	Long	U.S. Treasury 5 Year Notes	December 2024	21,628,006	21,125,172	(502,834)
19	Short	3-Month SOFR	December 2024	4,519,364	4,523,187	(3,823)
						$(6,163,252)
		Net Unrealized Appreciation (Depreciation)				$(1,129,967)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	1,401,000	USD	917,263	12/03/2024	$ —	$ (5,019)
	CAD	10,213,615	USD	7,352,543	12/03/2024	9,805	—
	CNH	8,409,072	USD	1,183,095	12/18/2024	—	(1,149)
	GBP	1,200,000	USD	1,548,746	12/03/2024	1,471	—
	MXN	1,059,000	USD	53,354	12/18/2024	826	—
	SGD	1,024,451	USD	801,473	11/04/2024	25,667	—
	SGD	43,335	USD	32,823	12/03/2024	—	(38)
	USD	7,352,543	CAD	10,222,507	11/04/2024	—	(9,863)
	USD	194,116	CNH	1,382,397	11/20/2024	212	—
	USD	690,318	NZD	1,156,000	12/03/2024	754	—
	USD	265,767	PLN	1,057,000	12/16/2024	—	(2,061)
						38,735	(18,130)
Barclays Bank PLC	AUD	1,401,000	USD	956,565	11/04/2024	34,567	—
	CHF	1,347,066	USD	1,602,507	11/04/2024	42,590	—
	CHF	1,342,647	USD	1,553,172	12/03/2024	—	(6,514)
	EUR	5,993,000	USD	6,699,609	11/04/2024	180,724	—
	GBP	1,200,000	USD	1,603,238	11/04/2024	55,897	—
	IDR	4,777,034,680	USD	305,437	11/06/2024	1,104	—
	MXN	15,782,000	USD	805,514	12/18/2024	22,711	—
	THB	89,800	USD	2,709	12/16/2024	41	—
	USD	1,553,172	CHF	1,346,848	11/04/2024	6,493	—
	USD	154,295	IDR	2,418,574,125	11/06/2024	—	(214)
	USD	305,437	IDR	4,791,237,501	01/15/2025	—	(1,269)
	USD	367,093	JPY	52,266,243	11/05/2024	—	(23,100)
	USD	1,106,690	JPY	167,969,318	12/03/2024	2,792	—
	USD	730,431	NZD	1,156,000	11/04/2024	—	(39,490)
	USD	1,497,636	PLN	5,921,428	12/16/2024	—	(20,326)
	USD	521,507	TRY	19,421,425	11/19/2024	37,028	—
	USD	1,045,978	TRY	39,488,284	11/29/2024	77,049	—
	USD	380,822	TRY	14,286,918	12/13/2024	19,775	—
	USD	738,218	TRY	28,096,591	01/06/2025	31,940	—
	USD	3,121,016	ZAR	54,795,678	12/17/2024	—	(24,322)
						512,711	(115,235)
Citibank, N.A.	BRL	3,571,576	USD	636,028	11/04/2024	18,205	—
	BRL	3,612,830	USD	625,057	02/04/2025	7,210	—
	CAD	10,236,210	USD	7,558,430	11/04/2024	205,907	—
	CNH	9,555,267	USD	1,351,210	11/20/2024	7,994	—
	CNH	1,405,499	USD	197,613	12/18/2024	—	(322)
	EUR	5,993,000	USD	6,481,388	12/03/2024	—	(45,195)
	KRW	3,114,380,498	USD	2,312,808	11/13/2024	47,628	—
	MXN	2,852,000	USD	148,129	12/18/2024	6,667	—
	PEN	2,798,303	USD	750,658	11/12/2024	9,189	—
	PEN	3,794,044	USD	1,015,536	02/19/2025	10,893	—
	PEN	3,823,515	USD	1,027,026	04/03/2025	14,916	—
	SGD	457,490	USD	346,193	12/03/2024	—	(713)
	TWD	72,701,780	USD	2,230,807	11/18/2024	—	(48,041)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	TWD	16,589,278	USD	523,079	01/22/2025	$ —	$ (1,146)
	USD	625,057	BRL	3,571,576	11/04/2024	—	(7,233)
	USD	197,613	CNH	1,408,190	11/20/2024	341	—
	USD	6,473,639	EUR	5,993,000	11/04/2024	45,246	—
	USD	208,876	IDR	3,283,217,406	11/13/2024	207	—
	USD	243,643	IDR	3,796,771,958	11/20/2024	—	(1,959)
	USD	2,266,763	INR	190,930,962	12/04/2024	1,587	—
	USD	1,419,312	JPY	201,227,131	11/05/2024	—	(94,927)
	USD	727,771	PLN	2,872,112	12/16/2024	—	(11,221)
	USD	523,079	TWD	16,728,044	11/18/2024	1,264	—
						377,254	(210,757)
Goldman Sachs International	BRL	32,700,000	USD	5,865,839	04/02/2025	322,530	—
	IDR	3,307,173,688	USD	211,294	11/06/2024	602	—
	JPY	84,745,277	USD	554,108	11/05/2024	—	(3,647)
	MXN	1,990,462	USD	99,608	11/29/2024	565	—
	MXN	2,913,000	USD	148,941	12/18/2024	4,453	—
	MXN	5,328,858	USD	261,733	02/11/2025	—	(240)
	PEN	954,831	USD	255,821	12/18/2024	2,905	—
	USD	1,166,321	BRL	6,518,569	12/03/2024	—	(42,687)
	USD	362,976	IDR	5,697,815,760	11/06/2024	17	—
	USD	211,294	IDR	3,316,787,565	01/15/2025	—	(730)
	USD	554,108	JPY	84,438,855	12/03/2024	3,633	—
	USD	406,425	SGD	523,000	11/04/2024	—	(10,363)
	USD	356,933	TRY	17,095,116	03/13/2025	80,499	—
						415,204	(57,667)
Unrealized Appreciation (Depreciation)						$1,343,904	$(401,789)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thailand Baht
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$78,391,943	$—	$78,391,943
Asset Backed Securities	—	38,952,741	—	38,952,741
Collateralized Mortgage Obligations:
Commercial and Residential	—	32,128,701	643,884	32,772,585
Other Industries	—	11,073,999	—	11,073,999
U.S. Government & Agency Obligations	—	389,716,310	—	389,716,310
Foreign Government Obligations	—	21,755,051	—	21,755,051
Municipal Securities	—	1,749,900	—	1,749,900
Purchased Options	3,159,700	—	—	3,159,700
Short-Term Investments	—	22,264,396	—	22,264,396
Repurchase Agreements	—	603,500,000	—	603,500,000
Total Investments at Value	$3,159,700	$1,199,533,041	$643,884	$1,203,336,625
Other Financial Instruments:†
Swaps	$—	$4,073,364	$—	$4,073,364
Futures Contracts	5,033,285	—	—	5,033,285
Forward Foreign Currency Contracts	—	1,343,904	—	1,343,904
Written Options	—	1,778	—	1,778
Total Other Financial Instruments	$5,033,285	$5,419,046	$—	$10,452,331
LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$110,984,188	$—	$110,984,188
Forward Sales Contracts:
U.S. Government Agencies	$—	$2,508,731	$—	$2,508,731
Other Financial Instruments:†
Swaps	$—	$1,159,446	$—	$1,159,446
Futures Contracts	6,163,252	—	—	6,163,252
Forward Foreign Currency Contracts	—	401,789	—	401,789
Written Options	—	2,197	—	2,197
Total Other Financial Instruments	$6,163,252	$1,563,432	$—	$7,726,684
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 97.2%
Airlines — 2.3%
Air Canada
3.88%, 08/15/2026*	$1,285,000	$ 1,243,089
American Airlines, Inc.
7.25%, 02/15/2028*	375,000	381,168
8.50%, 05/15/2029*	2,230,000	2,343,578
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	709,528
4.63%, 04/15/2029*	1,320,000	1,263,377
		5,940,740
Auto Parts & Equipment — 0.2%
ZF North America Capital, Inc.
6.88%, 04/23/2032*	605,000	591,027
Building Materials — 0.5%
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,297,794
Chemicals — 2.1%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,480,000	1,206,096
Methanex Corp.
5.13%, 10/15/2027	765,000	744,497
5.25%, 12/15/2029	66,000	63,697
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,311,000	1,268,393
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	1,220,000	1,294,309
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	1,504,000	806,838
		5,383,830
Coal — 0.2%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	505,000	525,217
Commercial Services — 7.9%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	515,000	524,102
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	1,395,000	1,308,550
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	655,000	609,627
8.25%, 01/15/2030*	700,000	715,135
Block, Inc.
6.50%, 05/15/2032*	1,000,000	1,017,765
Boost Newco Borrower LLC
7.50%, 01/15/2031*	346,000	364,760
Champions Financing, Inc.
8.75%, 02/15/2029*	1,510,000	1,524,398
Deluxe Corp.
8.00%, 06/01/2029*	1,810,000	1,706,669
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	362,000	365,489
8.63%, 05/15/2032*	1,351,000	1,393,709
Garda World Security Corp.
8.38%, 11/15/2032*	1,232,000	1,231,898
9.50%, 11/01/2027*	1,538,000	1,539,243
Hertz Corp.
4.63%, 12/01/2026*	2,280,000	1,722,396
12.63%, 07/15/2029*	395,000	418,825
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	$1,337,000	$ 1,277,450
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	733,000	733,176
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	682,000	699,731
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,377,603
Upbound Group, Inc.
6.38%, 02/15/2029*	330,000	314,011
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,583,000	1,530,993
		20,375,530
Computers — 2.4%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,765,000	1,713,551
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,005,000	1,044,780
McAfee Corp.
7.38%, 02/15/2030*	2,145,000	2,067,979
NCR Voyix Corp.
5.13%, 04/15/2029*	321,000	306,776
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	966,420
		6,099,506
Cosmetics/Personal Care — 1.0%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,390,000	1,297,701
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	1,295,000	1,278,812
		2,576,513
Distribution/Wholesale — 0.4%
Windsor Holdings III LLC
8.50%, 06/15/2030*	975,000	1,026,102
Diversified Financial Services — 7.0%
Aircastle, Ltd.
5.25%, 06/15/2026*(1)	1,340,000	1,317,306
Ally Financial, Inc.
6.70%, 02/14/2033	1,861,000	1,868,856
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	1,170,000	1,235,798
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,135,000	1,132,231
6.88%, 04/15/2030*	305,000	306,390
9.25%, 07/01/2031*	200,000	214,210
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	1,242,000	1,027,132
Credit Acceptance Corp.
9.25%, 12/15/2028*	1,200,000	1,269,789
Enova International, Inc.
9.13%, 08/01/2029*	1,240,000	1,272,931
11.25%, 12/15/2028*	35,000	37,682
Focus Financial Partners LLC
6.75%, 09/15/2031*	1,300,000	1,291,479
goeasy, Ltd.
4.38%, 05/01/2026*	518,000	515,409
6.88%, 05/15/2030*	766,000	778,163
7.63%, 07/01/2029*	744,000	764,101

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031*	$1,090,000	$ 1,129,823
LFS Topco LLC
5.88%, 10/15/2026*	1,085,000	1,022,791
OneMain Finance Corp.
5.38%, 11/15/2029	804,000	770,533
6.63%, 05/15/2029	208,000	208,000
7.50%, 05/15/2031	490,000	501,098
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	1,275,000	1,309,199
		17,972,921
Electric — 4.2%
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	846,000	840,153
Calpine Corp.
3.75%, 03/01/2031*	732,000	659,644
5.00%, 02/01/2031*	995,000	939,020
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,021,000	904,754
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	1,825,000	1,877,208
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,288,180
5.25%, 06/15/2029*	1,054,000	1,029,970
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,645,000	1,568,148
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,556,254
		10,663,331
Electrical Components & Equipment — 0.4%
EnerSys
4.38%, 12/15/2027*	1,000,000	962,039
6.63%, 01/15/2032*	159,000	163,297
		1,125,336
Electronics — 1.1%
Imola Merger Corp.
4.75%, 05/15/2029*	1,340,000	1,295,402
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,425,739
		2,721,141
Entertainment — 2.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,220,000	1,264,993
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	1,160,000	1,087,547
6.50%, 02/15/2032*	203,000	205,865
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	1,210,000	1,243,666
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,545,000	1,483,822
		5,285,893
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.5%
Covanta Holding Corp.
4.88%, 12/01/2029*	$ 305,000	$ 284,867
5.00%, 09/01/2030	1,128,000	1,036,611
		1,321,478
Food — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	892,795
5.88%, 02/15/2028*	847,000	848,354
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,785,000	2,305,216
Performance Food Group, Inc.
4.25%, 08/01/2029*	480,000	449,267
5.50%, 10/15/2027*	835,000	827,923
		5,323,555
Forest Products & Paper — 0.4%
Glatfelter Corp.
4.75%, 11/15/2029*	1,224,000	1,099,748
Healthcare-Products — 0.7%
Medline Borrower LP
3.88%, 04/01/2029*	1,391,000	1,301,239
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	375,000	381,542
		1,682,781
Healthcare-Services — 1.2%
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	768,000	788,104
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,120,000	1,014,147
Select Medical Corp.
6.25%, 08/15/2026*	1,201,000	1,203,514
		3,005,765
Home Builders — 0.6%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	459,139
5.25%, 12/15/2027*	958,000	943,550
		1,402,689
Insurance — 2.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	1,295,000	1,282,313
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	1,290,000	1,288,710
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	1,007,000	1,027,049
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	1,210,000	1,231,707
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	1,135,000	1,200,451
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,250,000	1,279,851
		7,310,081
Internet — 2.3%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	880,000	794,194

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	$ 740,000	$ 747,852
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	633,000	636,538
Gen Digital, Inc.
6.75%, 09/30/2027*	437,000	444,505
7.13%, 09/30/2030*	275,000	284,600
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,389,000	1,295,891
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,954,000	1,771,421
		5,975,001
Iron/Steel — 2.6%
ATI, Inc.
4.88%, 10/01/2029	734,000	695,249
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	290,000	289,812
6.25%, 10/01/2040	238,000	218,076
7.00%, 03/15/2032*	1,255,000	1,256,419
7.38%, 05/01/2033*	350,000	352,590
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,086,256
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,035,324
8.50%, 05/01/2030*	371,000	381,578
9.25%, 10/01/2028*	1,341,000	1,411,774
		6,727,078
Leisure Time — 3.8%
Carnival Corp.
5.75%, 03/01/2027*	3,251,000	3,260,737
6.00%, 05/01/2029*	1,133,000	1,134,853
10.50%, 06/01/2030*	620,000	668,930
NCL Corp., Ltd.
5.88%, 03/15/2026*	1,721,000	1,719,117
7.75%, 02/15/2029*	1,304,000	1,383,260
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/2028*	319,000	318,978
6.00%, 02/01/2033*	1,365,000	1,373,381
		9,859,256
Lodging — 2.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,412,000	1,261,803
5.00%, 06/01/2029*	380,000	355,631
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,656,000	1,512,832
5.75%, 07/21/2028*	504,000	480,891
Station Casinos LLC
6.63%, 03/15/2032*	1,239,000	1,245,084
Studio City Finance, Ltd.
5.00%, 01/15/2029*	1,180,000	1,065,215
6.50%, 01/15/2028*	255,000	245,598
Travel & Leisure Co.
4.50%, 12/01/2029*	52,000	48,565
6.00%, 04/01/2027	859,000	866,990
		7,082,609
Security Description	Shares or Principal Amount	Value

Media — 5.6%
Belo Corp.
7.25%, 09/15/2027	$ 422,000	$ 434,906
7.75%, 06/01/2027	984,000	1,022,110
Cable One, Inc.
4.00%, 11/15/2030*	2,178,000	1,716,569
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	1,161,000	1,123,684
5.38%, 06/01/2029*	873,000	833,323
CSC Holdings LLC
4.63%, 12/01/2030*	1,822,000	916,251
5.50%, 04/15/2027*	205,000	182,455
5.75%, 01/15/2030*	1,713,000	902,332
11.75%, 01/31/2029*	340,000	331,684
Paramount Global
6.25%, 02/28/2057	564,000	506,256
6.38%, 03/30/2062	830,000	768,421
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	478,000	410,762
4.00%, 07/15/2028*	2,031,000	1,897,501
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,405,000	1,285,575
Univision Communications, Inc.
7.38%, 06/30/2030*	424,000	407,061
8.50%, 07/31/2031*	1,005,000	987,854
Virgin Media Finance PLC
5.00%, 07/15/2030*	815,000	700,618
		14,427,362
Mining — 1.0%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,090,000	1,902,644
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	755,421
		2,658,065
Oil & Gas — 7.1%
Atlas Sand Co. LLC
5.00%, 01/31/2026(2)(3)	2,213,224	2,062,725
Baytex Energy Corp.
7.38%, 03/15/2032*	1,255,000	1,218,382
Civitas Resources, Inc.
8.63%, 11/01/2030*	181,000	190,153
8.75%, 07/01/2031*	1,025,000	1,073,544
Comstock Resources, Inc.
5.88%, 01/15/2030*	802,000	732,758
6.75%, 03/01/2029*	558,000	534,379
Crescent Energy Finance LLC
7.38%, 01/15/2033*	585,000	567,432
7.63%, 04/01/2032*	745,000	735,580
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	950,000	911,560
6.00%, 02/01/2031*	1,029,000	972,875
7.25%, 02/15/2035*	640,000	627,811
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,069,792
9.13%, 01/31/2030*	59,000	60,930
Nabors Industries, Ltd.
7.50%, 01/15/2028*	445,000	423,336
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	2,001,000	1,986,057
Talos Production, Inc.
9.00%, 02/01/2029*	190,000	195,687
9.38%, 02/01/2031*	985,000	1,014,152

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Valaris, Ltd.
8.38%, 04/30/2030*	$1,222,000	$ 1,239,841
Vital Energy, Inc.
7.88%, 04/15/2032*	1,391,000	1,336,775
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	1,305,000	1,265,672
		18,219,441
Oil & Gas Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	281,520
6.63%, 09/01/2032*	830,000	833,753
6.88%, 04/01/2027*	257,000	257,769
Kodiak Gas Services LLC
7.25%, 02/15/2029*	1,255,000	1,290,037
		2,663,079
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	1,446,000	1,302,927
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	1,655,000	1,680,652
Crown Americas LLC
5.25%, 04/01/2030	1,220,000	1,199,936
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,171,688
9.50%, 11/01/2028*	58,000	59,432
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	73,000	73,828
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,184,708
		6,673,171
Pharmaceuticals — 2.8%
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	858,000	917,393
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	2,080,000	1,425,635
12.25%, 04/15/2029*	1,445,000	1,453,459
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	861,000	815,808
5.13%, 04/30/2031*	915,000	834,486
7.88%, 05/15/2034*	264,000	272,512
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	395,000	383,544
7.88%, 09/15/2029	1,042,000	1,124,201
		7,227,038
Pipelines — 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	991,000	985,626
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	1,216,000	1,247,666
EQM Midstream Partners LP
5.50%, 07/15/2028	207,000	205,454
7.50%, 06/01/2027*	118,000	120,650
7.50%, 06/01/2030*	584,000	628,041
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	450,000	449,687
8.88%, 04/15/2030	1,662,000	1,711,976
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Harvest Midstream I LP
7.50%, 09/01/2028*	$1,978,000	$ 2,000,936
7.50%, 05/15/2032*	650,000	665,519
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	655,000	668,250
8.88%, 07/15/2028*	594,000	626,708
ITT Holdings LLC
6.50%, 08/01/2029*	2,805,000	2,592,081
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	209,000	210,349
8.38%, 02/15/2032*	990,000	997,764
NuStar Logistics LP
5.75%, 10/01/2025	593,000	591,120
6.38%, 10/01/2030	367,000	371,142
		14,072,969
Real Estate — 1.5%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,513,000	1,521,184
8.88%, 09/01/2031*	123,000	132,521
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	783,743
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,349,000	1,236,678
4.75%, 02/01/2030	78,000	69,770
		3,743,896
REITS — 2.7%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,900,000	1,647,766
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	2,040,000	1,969,629
8.00%, 06/15/2027*	275,000	288,064
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	995,000	963,399
4.75%, 06/15/2029*	425,000	404,908
Service Properties Trust
4.75%, 10/01/2026	369,000	348,715
5.50%, 12/15/2027	631,000	597,523
8.38%, 06/15/2029	590,000	576,585
8.88%, 06/15/2032	255,000	237,108
		7,033,697
Retail — 5.4%
Brinker International, Inc.
8.25%, 07/15/2030*	221,000	235,252
CEC Entertainment LLC
6.75%, 05/01/2026*	1,899,000	1,887,839
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	1,400,000	1,273,273
FirstCash, Inc.
4.63%, 09/01/2028*	1,240,000	1,174,507
5.63%, 01/01/2030*	32,000	31,067
6.88%, 03/01/2032*	225,000	227,564
Kohl's Corp.
4.63%, 05/01/2031	1,847,000	1,531,743
LBM Acquisition LLC
6.25%, 01/15/2029*	2,062,000	1,901,678
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,137,310
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,778,000	1,586,945

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	$ 956,000	$ 1,027,583
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	1,340,000	1,366,634
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*	516,000	538,668
		13,920,063
Semiconductors — 0.5%
Entegris, Inc.
5.95%, 06/15/2030*	1,380,000	1,378,494
Software — 2.6%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	1,365,000	1,426,620
Cloud Software Group, Inc.
6.50%, 03/31/2029*	1,267,000	1,237,306
8.25%, 06/30/2032*	655,000	673,240
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	1,561,000	1,430,783
Open Text Corp.
3.88%, 12/01/2029*	1,015,000	925,992
Rackspace Finance LLC
3.50%, 05/15/2028*	1,777,700	1,047,376
		6,741,317
Telecommunications — 5.9%
Altice Financing SA
5.00%, 01/15/2028*	2,423,000	2,049,000
5.75%, 08/15/2029*	1,518,000	1,244,951
Altice France SA
5.13%, 07/15/2029*	1,190,000	890,064
5.50%, 10/15/2029*	2,012,000	1,506,463
8.13%, 02/01/2027*	530,000	438,991
C&W Senior Financing, Ltd.
6.88%, 09/15/2027*	698,000	691,078
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	1,410,000	1,339,286
Iliad Holding SASU
7.00%, 10/15/2028*	1,255,000	1,271,215
8.50%, 04/15/2031*	1,254,000	1,335,850
Sable International Finance, Ltd.
7.13%, 10/15/2032*	1,331,000	1,337,655
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,710,000	745,181
Viasat, Inc.
7.50%, 05/30/2031*	1,838,000	1,205,839
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	1,219,000	1,220,471
		15,276,044
Transportation — 0.7%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,785,000	1,703,031
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.6%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	$1,625,000	$ 1,623,317
Total Corporate Bonds & Notes (cost $253,632,476)		249,735,906
COMMON STOCKS — 0.2%
Oil Field Machinery & Equipment — 0.2%
Hi-Crush, Inc.(2)(4) (cost $0)	142	529,376
Total Long-Term Investment Securities (cost $253,632,476)		250,265,282
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.87%(5) (cost $4,891,299)	4,889,832	4,891,299
TOTAL INVESTMENTS (cost $258,523,775)	99.3%	255,156,581
Other assets less liabilities	0.7	1,860,471
NET ASSETS	100.0%	$257,017,052
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $221,389,381 representing 86.1% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 1).
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	142	$0	$529,376	$3,728.00	0.2%
(5)	The rate shown is the 7-day yield as of October 31, 2024.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$16,156,716	$2,062,725	$18,219,441
Other Industries	—	231,516,465	—	231,516,465
Common Stocks	—	—	529,376	529,376
Short-Term Investments	4,891,299	—	—	4,891,299
Total Investments at Value	$4,891,299	$247,673,181	$2,592,101	$255,156,581
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Common Stocks
Balance as of January 31, 2024	$—	$9,041,518
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	5,512,614
Realized Loss	—	—
Change in unrealized appreciation(1)	2,062,725	—
Change in unrealized depreciation(1)	—	(7,641,713)
Net purchases	0	—
Net sales	—	(6,383,043)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of October 31, 2024	$2,062,725	$529,376
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2024 includes:
Corporate Bonds & Notes	Common Stocks
$50,904	$0
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at October 31, 2024.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at October 31, 2024	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Corporate Bonds	$2,062,725	Income Approach	Amortizing Discount to Maturity	6.80%
Common Stocks	$529,376	Market Approach	Assessed Value of the Remaining Assets following the Merger*	$3,728.43
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 6.7%
ANZ Group Holdings, Ltd.	332,706	$ 6,763,890
Mirvac Group	1,794,214	2,515,243
Qantas Airways, Ltd.†	833,813	4,400,011
QBE Insurance Group, Ltd.	539,518	6,096,094
Telstra Group, Ltd.	421,907	1,055,264
		20,830,502
Canada — 2.0%
Suncor Energy, Inc.	164,099	6,194,594
France — 15.9%
Alstom SA†	113,055	2,479,673
AXA SA	197,924	7,420,287
BNP Paribas SA	80,866	5,524,212
Cie de Saint-Gobain SA	50,998	4,628,086
Sanofi SA	93,531	9,868,448
Thales SA	22,157	3,572,103
TotalEnergies SE	61,854	3,868,873
Veolia Environnement SA	173,246	5,488,517
Vinci SA	56,621	6,328,428
		49,178,627
Germany — 9.5%
Deutsche Post AG	76,394	3,068,780
Deutsche Telekom AG	181,498	5,495,945
E.ON SE	334,189	4,513,663
LANXESS AG	62,001	1,793,594
Muenchener Rueckversicherungs-Gesellschaft AG	9,051	4,637,284
Siemens AG	49,921	9,690,518
		29,199,784
Ireland — 6.0%
AIB Group PLC	1,463,894	7,799,290
Cairn Homes PLC	1,416,602	3,290,889
CRH PLC	76,833	7,366,126
		18,456,305
Japan — 22.1%
Asahi Group Holdings, Ltd.	293,200	3,519,137
Asics Corp.	161,000	2,832,790
Hoya Corp.	30,100	4,011,572
ITOCHU Corp.	93,700	4,621,930
KDDI Corp.	49,400	1,543,596
MatsukiyoCocokara & Co.	204,100	2,764,602
Minebea Mitsumi, Inc.	172,600	3,048,923
Mitsubishi Corp.	392,700	7,164,316
Mitsubishi UFJ Financial Group, Inc.	737,300	7,697,103
Nippon Telegraph & Telephone Corp.	4,959,500	4,784,659
Nissin Foods Holdings Co., Ltd.	141,900	3,837,528
ORIX Corp.	166,200	3,490,420
Pan Pacific International Holdings Corp.	57,100	1,416,320
Resona Holdings, Inc.	363,900	2,423,640
Seven & i Holdings Co., Ltd.	234,700	3,362,208
Sony Group Corp.	171,300	3,011,506
Sumitomo Mitsui Financial Group, Inc.	258,100	5,448,977
Yamaha Motor Co., Ltd.	393,500	3,425,417
		68,404,644
Security Description	Shares or Principal Amount	Value

Jersey — 1.8%
Glencore PLC	1,090,985	$ 5,685,115
Netherlands — 7.1%
Argenx SE†	5,671	3,333,830
ASR Nederland NV	101,749	4,835,830
ING Groep NV	541,556	9,192,750
Stellantis NV	184,593	2,543,183
STMicroelectronics NV	73,933	2,002,322
		21,907,915
Norway — 0.9%
DNB Bank ASA	128,195	2,648,924
South Korea — 0.4%
Samsung Electronics Co., Ltd.	27,225	1,150,676
Spain — 1.9%
CaixaBank SA	981,738	5,974,171
Switzerland — 2.5%
UBS Group AG	249,225	7,693,728
United Kingdom — 20.4%
Anglo American PLC	57,878	1,810,907
Ashtead Group PLC	34,531	2,600,312
AstraZeneca PLC	34,126	4,851,761
Barclays PLC	1,450,760	4,447,617
BP PLC	915,337	4,448,870
Coca-Cola Europacific Partners PLC	65,460	4,974,960
Compass Group PLC	80,141	2,595,699
HSBC Holdings PLC	971,700	8,873,089
Imperial Brands PLC	108,460	3,268,423
JD Sports Fashion PLC	1,615,113	2,584,197
Prudential PLC	353,218	2,910,320
Shell PLC	245,415	8,163,774
Tesco PLC	856,309	3,780,647
Unilever PLC	81,674	4,994,275
Vodafone Group PLC	2,734,424	2,540,400
		62,845,251
United States — 1.1%
Ferguson Enterprises, Inc.	17,517	3,454,157
Total Long-Term Investment Securities (cost $250,407,890)		303,624,393
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
4.85%, 11/19/2024	$ 100,000	99,769
5.03%, 11/19/2024	400,000	399,075
5.04%, 11/19/2024	200,000	199,538
Total Short-Term Investments (cost $698,248)		698,382
TOTAL INVESTMENTS (cost $251,106,138)	98.5%	304,322,775
Other assets less liabilities	1.5	4,538,907
NET ASSETS	100.0%	$308,861,682
†	Non-income producing security

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	235,497	01/22/2025	$ 7,462	$ —

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	1,981,100	USD	2,170,639	12/18/2024	$ 11,669	$ —
	GBP	630,200	USD	830,226	12/18/2024	17,682	—
	USD	1,187,687	CHF	996,600	12/18/2024	—	(27,944)
						36,813	(27,944)
Barclays Bank PLC	EUR	12,712,700	USD	14,154,823	12/18/2024	300,736	—
	GBP	2,522,300	USD	3,322,578	12/18/2024	70,469	—
	USD	600,705	ILS	2,274,700	01/22/2025	9,726	—
	USD	980,637	JPY	149,434,100	11/20/2024	4,769	—
	USD	71,990	NOK	779,600	12/18/2024	—	(1,102)
	USD	535,563	SEK	5,471,100	12/18/2024	—	(20,876)
						385,700	(21,978)
Citibank, N.A.	CAD	890,500	USD	662,435	01/22/2025	21,041	—
	EUR	3,506,200	USD	3,838,909	12/18/2024	17,912	—
	GBP	763,200	USD	1,005,816	12/18/2024	21,790	—
	USD	674,240	AUD	978,300	01/22/2025	—	(30,014)
	USD	1,516,174	CHF	1,275,100	12/18/2024	—	(32,341)
	USD	2,159,604	DKK	14,441,700	12/18/2024	—	(48,804)
						60,743	(111,159)
Goldman Sachs International	USD	422,096	AUD	612,500	01/22/2025	—	(18,755)
	USD	89,771	CAD	124,400	01/22/2025	—	(171)
	USD	876,164	CHF	736,800	12/18/2024	—	(18,751)
	USD	684,981	ILS	2,590,600	01/22/2025	10,222	—
	USD	653,141	NOK	6,921,500	12/18/2024	—	(23,785)
	USD	4,328,416	SGD	5,717,500	11/20/2024	4,488	—
						14,710	(61,462)
HSBC Bank PLC	CAD	153,100	USD	113,878	01/22/2025	3,606	—
	EUR	886,600	USD	970,045	12/18/2024	3,843	—
	GBP	1,490,300	USD	1,962,979	12/18/2024	41,471	—
	USD	36,587	AUD	53,100	01/22/2025	—	(1,620)
	USD	265,406	CHF	224,700	12/18/2024	—	(3,923)
	USD	1,082,069	CNH	7,699,800	11/20/2024	317	—
	USD	3,889,451	EUR	3,494,800	12/18/2024	—	(80,876)
	USD	184,064	NOK	1,960,100	12/18/2024	—	(5,836)
						49,237	(92,255)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	667,332	01/22/2025	21,184	—
	CHF	875,000	USD	1,015,616	12/18/2024	—	(2,621)
	EUR	1,899,400	USD	2,114,395	12/18/2024	44,461	—
	KRW	1,838,145,100	USD	1,345,542	11/20/2024	8,219	—
	USD	1,214,774	CHF	1,021,500	12/18/2024	—	(26,056)
	USD	558,363	NZD	890,000	01/22/2025	—	(25,957)
	USD	503,466	SGD	665,100	11/20/2024	567	—
						74,431	(54,634)
Morgan Stanley & Co. International PLC	CAD	802,800	USD	597,205	01/22/2025	18,978	—
	CHF	951,300	USD	1,134,704	12/18/2024	27,677	—
	GBP	2,860,000	USD	3,773,376	12/18/2024	85,857	—
	JPY	622,722,400	USD	4,320,409	11/20/2024	214,019	—
	USD	2,078,097	CHF	1,743,700	12/18/2024	—	(48,955)
	USD	601,202	CZK	13,534,700	12/18/2024	—	(19,106)
	USD	88,455	NOK	938,100	12/18/2024	—	(3,155)
						346,531	(71,216)
Natwest Markets PLC	USD	5,004,934	CHF	4,209,300	12/18/2024	—	(106,576)
	USD	3,170,251	GBP	2,428,400	12/18/2024	—	(39,212)
	USD	156,041	NOK	1,662,400	12/18/2024	—	(4,883)
	USD	5,613,480	SEK	57,359,100	12/18/2024	—	(217,498)
						—	(368,169)
State Street Bank & Trust Co.	AUD	3,635,500	USD	2,419,199	01/22/2025	25,168	—

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CAD	974,300	USD	724,825	01/22/2025	$ 23,073	$ —
	CHF	1,340,600	USD	1,573,717	12/18/2024	13,662	—
	EUR	1,240,200	USD	1,381,587	12/18/2024	30,038	—
	GBP	3,316,900	USD	4,359,128	12/18/2024	82,508	—
	JPY	216,332,100	USD	1,500,357	11/20/2024	73,808	—
	USD	595,413	AUD	883,800	01/22/2025	—	(13,417)
	USD	173,769	CAD	238,800	01/22/2025	—	(1,770)
	USD	9,167,256	CHF	7,712,600	12/18/2024	—	(192,110)
	USD	2,250,030	EUR	2,058,300	12/18/2024	—	(6,929)
	USD	3,124,498	GBP	2,387,200	12/18/2024	—	(46,580)
	USD	2,906,086	HKD	22,576,800	11/20/2024	—	(980)
	USD	934,231	ILS	3,531,300	01/22/2025	13,416	—
	USD	4,241,871	JPY	602,302,300	11/20/2024	—	(270,136)
	USD	38,283	NOK	419,200	12/18/2024	—	(166)
	USD	232,544	SEK	2,376,600	12/18/2024	—	(8,969)
						261,673	(541,057)
Toronto Dominion Bank	CAD	1,812,400	USD	1,348,180	01/22/2025	42,775	—
	USD	657,376	AUD	954,000	01/22/2025	—	(29,152)
	USD	1,752,991	EUR	1,611,300	12/18/2024	2,976	—
	USD	2,805,663	HKD	21,794,300	11/20/2024	—	(1,247)
	USD	1,421,909	SEK	14,531,000	12/18/2024	—	(54,924)
						45,751	(85,323)
UBS AG	CAD	1,608,800	USD	1,196,522	01/22/2025	37,762	—
	EUR	2,787,200	USD	3,102,878	12/18/2024	65,435	—
	GBP	930,900	USD	1,211,867	12/18/2024	11,618	—
	JPY	106,662,900	USD	746,313	11/20/2024	42,950	—
	USD	1,725,448	AUD	2,537,300	01/22/2025	—	(54,598)
	USD	117,310	CAD	160,400	01/22/2025	—	(1,779)
	USD	3,060,410	CHF	2,568,700	12/18/2024	—	(71,216)
	USD	3,456,724	EUR	3,165,200	12/18/2024	—	(7,343)
	USD	452,601	HKD	3,516,000	11/20/2024	—	(174)
	USD	3,192,926	JPY	474,045,200	11/20/2024	—	(66,951)
						157,765	(202,061)
Westpac Banking Corp.	CAD	1,632,300	USD	1,214,104	01/22/2025	38,419	—
	JPY	453,353,200	USD	3,106,727	11/20/2024	117,200	—
	USD	5,601,535	CHF	4,710,600	12/18/2024	—	(119,814)
						155,619	(119,814)
Unrealized Appreciation (Depreciation)						$1,588,973	$(1,757,072)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
Industry Allocation*
Banks	24.2%
Insurance	8.5
Oil & Gas	7.3
Telecommunications	4.9
Pharmaceuticals	4.8
Miscellaneous Manufacturing	3.9
Building Materials	3.9
Distribution/Wholesale	3.8
Food	3.5
Retail	3.3
Beverages	2.7

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Mining	2.4%
Electronics	2.3
Engineering & Construction	2.0
Water	1.8
Cosmetics/Personal Care	1.6
Electric	1.5
Airlines	1.4
Aerospace/Defense	1.2
Diversified Financial Services	1.1
Leisure Time	1.1
Biotechnology	1.1
Home Builders	1.1
Agriculture	1.1
Semiconductors	1.0
Transportation	1.0
Home Furnishings	1.0
Apparel	0.9
Commercial Services	0.9
Food Service	0.8
Auto Manufacturers	0.8
REITS	0.8
Chemicals	0.6
Short-Term Investments	0.2
98.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$6,194,594	$—	$—	$6,194,594
United Kingdom	4,974,960	57,870,291	—	62,845,251
Other Countries	—	234,584,548	—	234,584,548
Short-Term Investments	—	698,382	—	698,382
Total Investments at Value	$11,169,554	$293,153,221	$—	$304,322,775
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,588,973	$—	$1,588,973
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,757,072	$—	$1,757,072
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 48.0%
Australia — 0.3%
ANZ Group Holdings, Ltd.	4,561	$ 92,725
Aristocrat Leisure, Ltd.	1,713	68,738
BHP Group, Ltd.	4,433	123,179
Brambles, Ltd.	3,339	40,074
Commonwealth Bank of Australia	1,728	160,760
CSL, Ltd.	532	99,735
Endeavour Group, Ltd.	14,349	44,204
Macquarie Group, Ltd.	749	113,043
National Australia Bank, Ltd.	4,432	112,093
Rio Tinto, Ltd.	582	45,290
Wesfarmers, Ltd.	2,348	103,615
Westpac Banking Corp.	4,387	91,881
Woodside Energy Group, Ltd.	2,558	40,297
Woolworths Group, Ltd.	2,471	48,541
		1,184,175
Austria — 0.3%
ANDRITZ AG	696	41,926
Erste Group Bank AG	19,424	1,093,938
OMV AG	637	26,406
		1,162,270
Belgium — 0.0%
Anheuser-Busch InBev SA NV	1,741	103,666
KBC Group NV	392	28,432
		132,098
Bermuda — 0.0%
Arch Capital Group, Ltd.†	586	57,756
Assured Guaranty, Ltd.	189	15,774
Axis Capital Holdings, Ltd.	276	21,600
Essent Group, Ltd.	689	41,347
Everest Group, Ltd.	31	11,024
		147,501
Canada — 0.7%
Agnico Eagle Mines, Ltd.	1,381	119,200
Bank of Montreal	1,127	102,700
Bank of Nova Scotia	1,509	77,696
Brookfield Asset Management, Ltd., Class A	917	48,651
Brookfield Corp.	1,900	100,748
Canadian National Railway Co.	1,156	124,828
Canadian Natural Resources, Ltd.	4,048	137,661
Canadian Pacific Kansas City, Ltd.	1,553	119,803
Celestica, Inc. (TSX)†	470	32,163
Cenovus Energy, Inc.	2,030	32,644
Constellation Software, Inc.	78	235,232
Dollarama, Inc.	1,676	174,407
Enbridge, Inc.	5,341	215,734
Fairfax Financial Holdings, Ltd.	20	24,854
Franco-Nevada Corp.	340	45,132
Great-West Lifeco, Inc.	691	23,186
Hydro One, Ltd.*	2,950	94,982
Keyera Corp.	2,420	74,320
Loblaw Cos., Ltd.	853	107,848
Manulife Financial Corp.	6,992	204,234
National Bank of Canada	529	50,455
Royal Bank of Canada	3,382	409,017
Shopify, Inc., Class A†	2,292	179,297
South Bow Corp.†	341	8,516
Sun Life Financial, Inc.	872	48,349
Suncor Energy, Inc.	2,099	79,235
TC Energy Corp.	1,708	79,441
Security Description	Shares or Principal Amount	Value

Canada (continued)
TFI International, Inc.	237	$ 31,716
Toronto-Dominion Bank	2,953	163,244
Waste Connections, Inc.	318	56,214
		3,201,507
Cayman Islands — 0.8%
Alibaba Group Holding, Ltd.	3,700	45,289
Bilibili, Inc. ADR†	1,160	25,659
CK Asset Holdings, Ltd.	10,500	43,007
Fabrinet†	103	24,820
Futu Holdings, Ltd. ADR†	220	20,898
JD.com, Inc., Class A	1,250	25,397
Meituan, Class B*†	1,800	42,517
NU Holdings, Ltd., Class A†	63,744	961,897
PDD Holdings, Inc. ADR†	529	63,792
Sea, Ltd. ADR†	1,222	114,929
Tencent Holdings, Ltd.	24,500	1,274,681
Tencent Music Entertainment Group ADR	77,962	867,717
Xiaomi Corp.*†	8,600	29,628
		3,540,231
China — 0.0%
BYD Co., Ltd.	500	18,164
Curacao — 0.0%
Schlumberger NV	4,032	161,562
Denmark — 0.6%
Danske Bank A/S	978	28,857
DSV A/S	443	96,412
Novo Nordisk A/S, Class B	17,449	1,951,037
Novonesis (Novozymes), Class B	785	49,257
Orsted A/S*†	383	22,379
Vestas Wind Systems A/S†	37,731	709,932
		2,857,874
Finland — 0.0%
Kesko Oyj, Class B	1,810	38,805
Neste Oyj	597	9,572
Nokia Oyj	10,093	47,444
Nordea Bank Abp	2,480	29,042
Nordea Bank Abp	2,548	29,888
UPM-Kymmene Oyj	1,695	49,674
		204,425
France — 1.7%
Air Liquide SA	1,424	255,174
AXA SA	4,520	169,457
BNP Paribas SA	2,400	163,952
Bureau Veritas SA	2,423	76,676
Cie de Saint-Gobain SA	2,185	198,289
Danone SA	1,088	77,737
Eiffage SA	207	19,252
Engie SA	3,466	58,071
EssilorLuxottica SA	4,583	1,077,664
Gaztransport Et Technigaz SA	335	48,644
Hermes International SCA	33	74,924
Kering SA	101	25,173
Legrand SA	10,988	1,231,046
L'Oreal SA	414	155,905
LVMH Moet Hennessy Louis Vuitton SE	418	277,356
Nexans SA	338	46,911
Pernod Ricard SA	357	44,578
Rexel SA	410	11,292
Safran SA	586	132,953

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Sanofi SA	11,817	$ 1,246,811
Schneider Electric SE	6,313	1,633,204
Societe Generale SA	1,706	49,222
TotalEnergies SE	4,907	306,925
Vinci SA	1,465	163,740
		7,544,956
Germany — 1.6%
adidas AG	211	50,304
Allianz SE	750	236,215
BASF SE	1,074	52,167
Bayer AG	901	24,258
Daimler Truck Holding AG	1,050	43,443
Delivery Hero SE*†	1,022	43,268
Deutsche Bank AG	3,202	54,522
Deutsche Boerse AG	248	57,660
Deutsche Telekom AG	10,189	308,534
E.ON SE	3,476	46,948
Heidelberg Materials AG	566	62,299
Henkel AG & Co. KGaA (Preference Shares)	1,711	148,112
HOCHTIEF AG	475	58,088
Infineon Technologies AG	28,661	905,078
Mercedes-Benz Group AG	1,044	63,253
Muenchener Rueckversicherungs-Gesellschaft AG	422	216,212
Rational AG	17	16,651
RWE AG	1,192	38,616
SAP SE	13,350	3,120,311
Sartorius AG (Preference Shares)	78	20,141
Siemens AG	8,613	1,671,930
Vonovia SE	985	32,421
		7,270,431
Greece — 0.0%
Eurobank Ergasias Services & Holdings SA	5,065	10,411
Hong Kong — 0.1%
AIA Group, Ltd.	23,600	187,790
Galaxy Entertainment Group, Ltd.	6,000	26,426
Hong Kong & China Gas Co., Ltd.	33,735	26,162
Hong Kong Exchanges & Clearing, Ltd.	2,400	95,898
Techtronic Industries Co., Ltd.	3,500	50,138
		386,414
Hungary — 0.0%
Richter Gedeon Nyrt	1,724	49,814
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,340,900	874,979
Ireland — 0.5%
Accenture PLC, Class A	994	342,751
Aon PLC, Class A	411	150,784
CRH PLC	1,024	97,720
Eaton Corp. PLC	945	313,343
Flutter Entertainment PLC†	218	51,251
James Hardie Industries PLC CDI†	1,718	54,865
Linde PLC	1,017	463,905
Medtronic PLC	2,001	178,589
Pentair PLC	394	39,053
Seagate Technology Holdings PLC	337	33,825
Trane Technologies PLC	726	268,736
Willis Towers Watson PLC	186	56,207
		2,051,029
Security Description	Shares or Principal Amount	Value

Israel — 0.0%
Check Point Software Technologies, Ltd.†	196	$ 33,949
NICE, Ltd. ADR†	149	25,882
		59,831
Italy — 0.4%
Enel SpA	9,908	75,150
Eni SpA	7,605	115,850
FinecoBank Banca Fineco SpA	51,562	827,311
Generali	2,420	67,294
Intesa Sanpaolo SpA	31,904	136,766
Mediobanca Banca di Credito Finanziario SpA	1,311	21,649
Recordati Industria Chimica e Farmaceutica SpA	969	55,028
Terna - Rete Elettrica Nazionale	14,339	124,407
UniCredit SpA	4,288	189,972
		1,613,427
Japan — 3.0%
Advantest Corp.	2,000	115,201
Ajinomoto Co., Inc.	600	23,133
Asics Corp.	2,900	51,025
Astellas Pharma, Inc.	3,900	45,692
Bridgestone Corp.	15,200	538,615
Capcom Co., Ltd.	700	13,864
Chugai Pharmaceutical Co., Ltd.	1,100	52,484
Dai-ichi Life Holdings, Inc.	1,700	42,337
Daiichi Sankyo Co., Ltd.	3,800	122,941
Daikin Industries, Ltd.	600	70,334
Dexerials Corp.	1,500	22,958
Dowa Holdings Co., Ltd.	800	27,212
Ebara Corp.	3,100	46,457
Eisai Co., Ltd.	400	13,719
ENEOS Holdings, Inc.	6,100	30,634
FANUC Corp.	1,600	42,317
Fuji Electric Co., Ltd.	500	25,440
Fujikura, Ltd.	1,300	47,612
Hitachi, Ltd.	11,400	286,917
Honda Motor Co., Ltd.	10,500	105,337
Hoya Corp.	1,000	133,275
Inpex Corp.	6,100	79,960
Isuzu Motors, Ltd.	1,100	14,218
ITOCHU Corp.	16,500	813,894
Japan Elevator Service Holdings Co., Ltd.	1,600	30,576
Japan Exchange Group, Inc.	1,500	17,557
Kao Corp.	1,600	70,842
KDDI Corp.	4,100	128,112
Keyence Corp.	2,300	1,031,369
Kirin Holdings Co., Ltd.	10,400	152,726
Kobe Steel, Ltd.	2,200	23,610
Komatsu, Ltd.	3,700	95,750
Kyushu Electric Power Co., Inc.	4,200	46,810
Lasertec Corp.	300	44,786
Mazda Motor Corp.	1,500	10,632
MEITEC Group Holdings, Inc.	1,100	21,062
Mitsubishi Corp.	7,700	140,477
Mitsubishi Estate Co., Ltd.	1,100	16,251
Mitsubishi Gas Chemical Co., Inc.	500	8,689
Mitsubishi UFJ Financial Group, Inc.	130,300	1,360,277
Mitsui & Co., Ltd.	6,800	137,789
Mitsui Fudosan Co., Ltd.	7,500	63,849
Mitsui Mining & Smelting Co., Ltd.	700	22,244
Mitsui OSK Lines, Ltd.	1,300	43,882
Mizuho Financial Group, Inc.	8,900	185,847
MS&AD Insurance Group Holdings, Inc.	58,600	1,292,983

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Murata Manufacturing Co., Ltd.	3,400	$ 59,163
NGK Insulators, Ltd.	900	11,084
NIDEC Corp.	2,000	39,731
Nintendo Co., Ltd.	2,000	105,872
Nippon Building Fund, Inc.	95	81,318
Nippon Prologis REIT, Inc.	31	49,930
Nippon Steel Corp.	1,800	35,898
Nippon Telegraph & Telephone Corp.	16,100	15,532
Niterra Co., Ltd.	700	19,750
Nomura Holdings, Inc.	9,100	46,611
Nomura Research Institute, Ltd.	1,100	32,905
Obayashi Corp.	2,600	31,783
Olympus Corp.	2,500	43,975
Oriental Land Co., Ltd.	1,600	38,774
Recruit Holdings Co., Ltd.	20,300	1,244,835
Resonac Holdings Corp.	900	21,491
Sanrio Co., Ltd.	1,000	27,134
Sanwa Holdings Corp.	2,000	50,794
Sekisui Chemical Co., Ltd.	5,200	73,228
Sekisui House, Ltd.	1,400	33,882
Seven & i Holdings Co., Ltd.	4,300	61,600
Shimano, Inc.	2,200	325,855
Shin-Etsu Chemical Co., Ltd.	4,700	173,962
Shiseido Co., Ltd.	1,000	21,043
SMC Corp.	1,300	555,680
SoftBank Group Corp.	1,400	85,194
Sony Group Corp.	10,000	175,803
Sumitomo Corp.	5,800	120,985
Sumitomo Electric Industries, Ltd.	3,100	47,667
Sumitomo Forestry Co., Ltd.	800	30,642
Sumitomo Mitsui Financial Group, Inc.	8,400	177,340
Suzuki Motor Corp.	3,600	35,502
Sysmex Corp.	1,600	29,640
T&D Holdings, Inc.	2,100	33,335
Taisei Corp.	700	29,602
Takeda Pharmaceutical Co., Ltd.	2,600	72,425
Terumo Corp.	46,500	886,024
Tokio Marine Holdings, Inc.	2,400	85,342
Tokyo Electron, Ltd.	900	133,816
Toray Industries, Inc.	5,100	27,714
Toyota Motor Corp.	15,600	268,911
Yamaha Motor Co., Ltd.	2,300	20,022
Yokogawa Electric Corp.	3,400	75,683
		13,249,173
Jersey — 0.0%
Aptiv PLC†	494	28,074
Experian PLC	1,304	63,697
		91,771
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	315	65,000
Luxembourg — 0.0%
InPost SA†	1,443	28,160
Spotify Technology SA†	278	107,058
		135,218
Netherlands — 0.7%
Adyen NV*†	18	27,381
Airbus SE	681	103,777
Argenx SE†	67	39,387
ASM International NV	40	22,178
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
ASML Holding NV	2,657	$ 1,786,584
ASR Nederland NV	591	28,088
Ferrari NV	386	184,531
ING Groep NV	7,236	122,829
Koninklijke Ahold Delhaize NV	1,964	64,803
Koninklijke KPN NV	32,468	126,871
Koninklijke Philips NV†	1,677	44,022
NN Group NV	1,088	53,547
NXP Semiconductors NV	552	129,444
Prosus NV	1,775	74,740
Stellantis NV	3,791	52,230
Wolters Kluwer NV	313	52,752
		2,913,164
New Zealand — 0.0%
Spark New Zealand, Ltd.	24,043	41,763
Norway — 0.2%
DNB Bank ASA	34,272	708,170
Kongsberg Gruppen ASA	978	101,883
		810,053
Portugal — 0.0%
Galp Energia SGPS SA	1,657	28,255
Puerto Rico — 0.0%
Popular, Inc.	250	22,308
Singapore — 0.1%
DBS Group Holdings, Ltd.	6,880	198,001
Oversea-Chinese Banking Corp., Ltd.	6,500	73,913
United Overseas Bank, Ltd.	1,900	45,756
Yangzijiang Shipbuilding Holdings, Ltd.	24,700	47,945
		365,615
South Korea — 0.3%
HD Hyundai Electric Co., Ltd.	212	48,722
Samsung Electronics Co., Ltd.	27,093	1,145,097
		1,193,819
Spain — 0.6%
Amadeus IT Group SA	758	55,019
Banco Bilbao Vizcaya Argentaria SA	6,069	60,446
Banco Santander SA	24,939	121,958
Bankinter SA	105,942	861,805
CaixaBank SA	5,954	36,232
Cellnex Telecom SA*	891	32,577
Iberdrola SA	84,058	1,246,655
Industria de Diseno Textil SA	2,915	166,107
Redeia Corp. SA	2,762	51,038
Repsol SA	2,800	34,888
		2,666,725
Sweden — 0.3%
Assa Abloy AB, Class B	4,932	154,275
Atlas Copco AB, Class A	8,102	134,380
Essity AB, Class B	1,858	52,464
Evolution AB*	325	30,693
Lifco AB, Class B	2,743	81,658
Skandinaviska Enskilda Banken AB, Class A	2,572	36,343
Svenska Handelsbanken AB, Class A	81,078	843,570
Telefonaktiebolaget LM Ericsson, Class B	4,820	40,107
Volvo AB, Class B	3,776	98,019
		1,471,509

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland — 1.5%
ABB, Ltd.	6,149	$ 341,512
Bachem Holding AG	224	17,793
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	107	1,257,585
Chubb, Ltd.	2,319	654,978
Cie Financiere Richemont SA, Class A	7,463	1,088,709
Givaudan SA	15	71,267
Holcim AG	1,139	112,344
Lonza Group AG	83	51,340
Nestle SA	3,867	365,665
Novartis AG	3,731	404,824
Roche Holding AG	6,056	1,880,837
Sandoz Group AG	999	45,577
Sika AG	257	71,694
Swissquote Group Holding SA	47	16,075
UBS Group AG	6,694	206,648
Zurich Insurance Group AG	456	270,398
		6,857,246
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,653	2,791,983
United Kingdom — 3.7%
Anglo American PLC	3,184	99,622
ARM Holdings PLC ADR†	2,900	409,770
Ashtead Group PLC	792	59,641
AstraZeneca PLC	9,205	1,308,693
Auto Trader Group PLC*	5,237	56,827
BAE Systems PLC	4,287	69,130
Barclays PLC	21,627	66,302
BP PLC	30,075	146,175
Bunzl PLC	25,422	1,122,840
Compass Group PLC	1,901	61,572
Diageo PLC	35,520	1,107,505
GSK PLC	70,919	1,295,606
Haleon PLC	224,379	1,073,880
HSBC Holdings PLC (OTC US)	31,126	284,227
HSBC Holdings PLC (SEHK)	2,800	25,889
IMI PLC	971	20,833
InterContinental Hotels Group PLC	608	66,958
Lloyds Banking Group PLC	1,317,751	910,612
London Stock Exchange Group PLC	396	53,800
National Grid PLC	8,339	104,806
Next PLC	192	24,343
Prudential PLC	3,243	26,721
Reckitt Benckiser Group PLC	17,128	1,034,466
RELX PLC	37,637	1,729,876
Rio Tinto PLC	18,925	1,224,358
Rolls-Royce Holdings PLC†	9,367	65,017
Shell PLC (LSE)	13,540	450,411
Shell PLC (XAMS)	49,441	1,658,057
Standard Chartered PLC	4,709	54,314
Unilever PLC	33,646	2,059,223
Vodafone Group PLC	36,274	33,700
		16,705,174
United States — 29.8%
3M Co.	1,122	144,143
A.O. Smith Corp.	212	15,921
Abbott Laboratories	2,732	309,727
AbbVie, Inc.	5,030	1,025,466
Adobe, Inc.†	1,726	825,166
Advanced Micro Devices, Inc.†	4,591	661,425
Security Description	Shares or Principal Amount	Value

United States (continued)
Aflac, Inc.	3,348	$ 350,837
Agilent Technologies, Inc.	524	68,282
Air Products & Chemicals, Inc.	235	72,975
Airbnb, Inc., Class A†	395	53,242
Albemarle Corp.	163	15,441
Align Technology, Inc.†	103	21,118
Allstate Corp.	361	67,334
Alnylam Pharmaceuticals, Inc.†	142	37,856
Alphabet, Inc., Class A	20,528	3,512,546
Alphabet, Inc., Class C	13,039	2,251,705
Amazon.com, Inc.†	25,151	4,688,146
American Express Co.	3,488	942,039
American Tower Corp.	1,815	387,575
Ameriprise Financial, Inc.	307	156,662
Amgen, Inc.	936	299,670
Amphenol Corp., Class A	3,924	262,986
Analog Devices, Inc.	942	210,170
Apollo Global Management, Inc.	528	75,641
Apple, Inc.	34,055	7,693,365
Applied Materials, Inc.	1,485	269,646
AppLovin Corp., Class A†	181	30,660
Archer-Daniels-Midland Co.	693	38,261
Arista Networks, Inc.†	2,406	929,775
Armstrong World Industries, Inc.	369	51,494
Assurant, Inc.	283	54,251
AT&T, Inc.	13,635	307,333
ATI, Inc.†	931	49,073
Atlassian Corp., Class A†	156	29,412
Atmos Energy Corp.	304	42,189
Autodesk, Inc.†	408	115,790
Automatic Data Processing, Inc.	806	233,127
AutoZone, Inc.†	53	159,477
Axon Enterprise, Inc.†	213	90,206
Ball Corp.	6,530	386,903
Bank of America Corp.	12,659	529,399
Bank of New York Mellon Corp.	2,778	209,350
Baxter International, Inc.	840	29,988
Becton Dickinson & Co.	359	83,859
Berkshire Hathaway, Inc., Class B†	2,131	960,911
Biogen, Inc.†	149	25,926
Blackrock, Inc.	757	742,640
Blackstone, Inc.	872	146,278
Block, Inc.†	1,408	101,827
Booking Holdings, Inc.	463	2,165,104
Boston Scientific Corp.†	9,190	772,144
Bristol-Myers Squibb Co.	10,493	585,195
Broadcom, Inc.	10,181	1,728,428
Cadence Design Systems, Inc.†	2,080	574,330
Caesars Entertainment, Inc.†	842	33,722
Capital One Financial Corp.	595	96,860
Carlisle Cos., Inc.	153	64,601
Carrier Global Corp.	5,700	414,504
Caterpillar, Inc.	1,561	587,248
CBRE Group, Inc., Class A†	1,111	145,508
CDW Corp.	239	44,987
Celsius Holdings, Inc.†	1,457	43,827
Cencora, Inc.	451	102,864
Centene Corp.†	647	40,282
Charles Schwab Corp.	2,211	156,605
Charter Communications, Inc., Class A†	95	31,123
Chevron Corp.	3,303	491,552
Chipotle Mexican Grill, Inc.†	1,497	83,488
Church & Dwight Co., Inc.	636	63,543

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Cigna Group	1,246	$ 392,253
Cintas Corp.	2,718	559,392
Cisco Systems, Inc.	6,518	356,991
Citigroup, Inc.	3,474	222,927
Clear Secure, Inc., Class A	762	28,026
Clorox Co.	221	35,040
Cloudflare, Inc., Class A†	1,168	102,445
CME Group, Inc.	369	83,158
Coca-Cola Co.	14,277	932,431
Cognizant Technology Solutions Corp., Class A	558	41,621
Coinbase Global, Inc., Class A†	459	82,276
Colgate-Palmolive Co.	5,279	494,695
Comcast Corp., Class A	6,336	276,693
Conagra Brands, Inc.	1,358	39,301
ConocoPhillips	8,791	962,966
Consolidated Edison, Inc.	941	95,681
Constellation Energy Corp.	529	139,106
Copart, Inc.†	1,904	97,999
Corning, Inc.	1,603	76,287
Corteva, Inc.	950	57,874
CoStar Group, Inc.†	558	40,617
Costco Wholesale Corp.	1,161	1,014,923
Coterra Energy, Inc.	18,848	450,844
Crowdstrike Holdings, Inc., Class A†	851	252,636
Crown Castle, Inc.	471	50,628
CSX Corp.	3,649	122,752
Cummins, Inc.	171	56,256
CVS Health Corp.	1,276	72,043
D.R. Horton, Inc.	914	154,466
Danaher Corp.	2,105	517,114
Datadog, Inc., Class A†	1,145	143,629
DaVita, Inc.†	131	18,315
Deere & Co.	832	336,702
Dell Technologies, Inc., Class C	313	38,696
Dexcom, Inc.†	459	32,350
Digital Realty Trust, Inc.	467	83,233
Discover Financial Services	818	121,416
DocuSign, Inc.†	401	27,821
Dollar General Corp.	215	17,209
Dollar Tree, Inc.†	274	17,711
Dominion Energy, Inc.	1,216	72,388
Dow, Inc.	1,124	55,503
Duke Energy Corp.	1,164	134,174
DuPont de Nemours, Inc.	1,392	115,522
eBay, Inc.	4,288	246,603
Ecolab, Inc.	2,047	503,009
Edison International	1,939	159,774
Edwards Lifesciences Corp.†	699	46,840
Electronic Arts, Inc.	1,422	214,509
Elevance Health, Inc.	423	171,636
Eli Lilly & Co.	2,418	2,006,311
Emerson Electric Co.	2,707	293,087
Enphase Energy, Inc.†	170	14,117
EOG Resources, Inc.	2,345	285,996
Equinix, Inc.	511	464,029
Equity LifeStyle Properties, Inc.	1,429	100,201
Estee Lauder Cos., Inc., Class A	264	18,200
Etsy, Inc.†	247	12,706
Evercore, Inc., Class A	97	25,624
Eversource Energy	931	61,306
Exact Sciences Corp.†	281	19,369
Exelixis, Inc.†	1,367	45,384
Security Description	Shares or Principal Amount	Value

United States (continued)
Exelon Corp.	3,561	$ 139,947
Extra Space Storage, Inc.	1,460	238,418
Exxon Mobil Corp.	7,824	913,687
Fair Isaac Corp.†	247	492,298
Fastenal Co.	1,598	124,932
FedEx Corp.	354	96,943
Ferguson Enterprises, Inc. (LSE)	353	69,608
Ferguson Enterprises, Inc. (NYSE)	4,393	864,279
Fidelity National Information Services, Inc.	682	61,196
Fifth Third Bancorp	624	27,256
First Horizon Corp.	1,628	28,213
First Solar, Inc.†	1,299	252,630
Fiserv, Inc.†	1,203	238,074
Ford Motor Co.	4,275	43,990
Fortinet, Inc.†	2,749	216,236
Freeport-McMoRan, Inc.	2,405	108,273
Gartner, Inc.†	659	331,148
GE HealthCare Technologies, Inc.	601	52,497
GE Vernova, Inc.†	3,200	965,312
General Dynamics Corp.	420	122,476
General Electric Co.	4,619	793,452
General Mills, Inc.	647	44,009
General Motors Co.	1,971	100,048
Gilead Sciences, Inc.	1,897	168,492
Global Payments, Inc.	363	37,647
Goldman Sachs Group, Inc.	468	242,326
Guidewire Software, Inc.†	138	25,704
Halozyme Therapeutics, Inc.†	429	21,695
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	827	28,937
Hartford Financial Services Group, Inc.	552	60,963
HCA Healthcare, Inc.	1,723	618,109
HEICO Corp.	245	60,013
Hess Corp.	540	72,619
Hewlett Packard Enterprise Co.	1,142	22,258
Hilton Worldwide Holdings, Inc.	391	91,826
Hims & Hers Health, Inc.†	2,927	55,115
Home Depot, Inc.	2,718	1,070,213
Honeywell International, Inc.	674	138,628
Howmet Aerospace, Inc.	8,301	827,776
HP, Inc.	2,819	100,131
Hubbell, Inc.	99	42,276
HubSpot, Inc.†	84	46,602
Humana, Inc.	132	34,034
Huntington Ingalls Industries, Inc.	261	48,275
IDEXX Laboratories, Inc.†	138	56,155
Illinois Tool Works, Inc.	893	233,189
Illumina, Inc.†	201	28,972
Incyte Corp.†	408	30,241
Intel Corp.	3,628	78,075
Intercontinental Exchange, Inc.	2,395	373,309
International Business Machines Corp.	3,581	740,264
International Flavors & Fragrances, Inc.	1,908	189,712
International Paper Co.	946	52,541
Intuit, Inc.	936	571,241
Intuitive Surgical, Inc.†	1,243	626,273
IQVIA Holdings, Inc.†	1,010	207,878
Jabil, Inc.	200	24,618
Johnson & Johnson	3,746	598,836
JPMorgan Chase & Co.	11,419	2,534,104
Keurig Dr Pepper, Inc.	2,065	68,042
KeyCorp	1,271	21,925
Keysight Technologies, Inc.†	315	46,938
Kimberly-Clark Corp.	1,097	147,195

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Kimco Realty Corp.	1,194	$ 28,322
Kinder Morgan, Inc.	8,320	203,923
KLA Corp.	273	181,881
Kroger Co.	791	44,114
Lam Research Corp.	5,083	377,921
Lantheus Holdings, Inc.†	240	26,362
Las Vegas Sands Corp.	749	38,836
Leidos Holdings, Inc.	1,103	202,025
Lennar Corp., Class A	787	134,026
Lennox International, Inc.	63	37,962
Liberty Media Corp.-Liberty Formula One, Class C†	14,930	1,192,011
Loews Corp.	1,672	132,021
Lowe's Cos., Inc.	723	189,303
Lululemon Athletica, Inc.†	2,557	761,730
M&T Bank Corp.	259	50,422
Manhattan Associates, Inc.†	109	28,706
Marathon Petroleum Corp.	526	76,517
Markel Group, Inc.†	61	94,063
Marriott International, Inc., Class A	391	101,668
Marsh & McLennan Cos., Inc.	2,967	647,518
Marvell Technology, Inc.	1,761	141,074
Masco Corp.	522	41,713
Mastercard, Inc., Class A	2,367	1,182,530
Match Group, Inc.†	548	19,744
McDonald's Corp.	1,148	335,342
McKesson Corp.	308	154,182
MercadoLibre, Inc.†	629	1,281,386
Merck & Co., Inc.	7,574	774,972
Meta Platforms, Inc., Class A	6,234	3,538,294
MetLife, Inc.	505	39,602
Mettler-Toledo International, Inc.†	31	40,044
MGIC Investment Corp.	1,593	39,889
Microchip Technology, Inc.	814	59,723
Micron Technology, Inc.	2,073	206,574
Microsoft Corp.	18,930	7,692,206
Moderna, Inc.†	333	18,102
Mondelez International, Inc., Class A	4,776	327,060
MongoDB, Inc.†	88	23,795
Monolithic Power Systems, Inc.	62	47,077
Monster Beverage Corp.†	1,920	101,146
Moody's Corp.	1,304	592,068
Morgan Stanley	5,999	697,384
Motorola Solutions, Inc.	1,182	531,132
MSCI, Inc.	455	259,896
NetApp, Inc.	516	59,500
Netflix, Inc.†	1,987	1,502,232
Neurocrine Biosciences, Inc.†	282	33,916
Newmont Corp.	1,517	68,932
NextEra Energy, Inc.	11,336	898,378
NIKE, Inc., Class B	2,073	159,890
NiSource, Inc.	1,396	49,083
NMI Holdings, Inc., Class A†	692	26,767
Norfolk Southern Corp.	308	77,132
Nucor Corp.	593	84,111
Nutanix, Inc., Class A†	1,721	106,874
NVIDIA Corp.	64,872	8,612,407
NVR, Inc.†	46	421,029
Occidental Petroleum Corp.	717	35,929
Okta, Inc.†	646	46,441
Old Dominion Freight Line, Inc.	400	80,528
Omega Healthcare Investors, Inc.	542	23,019
Omnicom Group, Inc.	848	85,648
Security Description	Shares or Principal Amount	Value

United States (continued)
Oracle Corp.	5,987	$ 1,004,858
O'Reilly Automotive, Inc.†	466	537,363
Otis Worldwide Corp.	2,084	204,649
Owens Corning	2,525	446,395
PACCAR, Inc.	866	90,306
Packaging Corp. of America	134	30,678
Palantir Technologies, Inc., Class A†	4,717	196,039
Palo Alto Networks, Inc.†	606	218,360
Parker-Hannifin Corp.	1,130	716,499
Paychex, Inc.	231	32,185
PayPal Holdings, Inc.†	1,753	139,013
PepsiCo, Inc.	2,428	403,242
Pfizer, Inc.	7,877	222,919
Phillips 66	534	65,052
Pinterest, Inc., Class A†	801	25,464
PNC Financial Services Group, Inc.	936	176,221
Primerica, Inc.	106	29,342
Procter & Gamble Co.	9,851	1,627,188
Progress Software Corp.	372	23,841
Progressive Corp.	1,234	299,652
Prologis, Inc.	2,151	242,934
Prudential Financial, Inc.	455	55,728
Public Storage	266	87,530
PulteGroup, Inc.	475	61,527
Pure Storage, Inc., Class A†	714	35,736
QUALCOMM, Inc.	1,930	314,146
Quanta Services, Inc.	187	56,405
Radian Group, Inc.	727	25,380
Regeneron Pharmaceuticals, Inc.†	195	163,449
Regions Financial Corp.	1,758	41,963
Reinsurance Group of America, Inc.	247	52,137
Republic Services, Inc.	792	156,816
ResMed, Inc.	235	56,980
Rivian Automotive, Inc., Class A†	1,129	11,403
ROBLOX Corp., Class A†	512	26,481
Roku, Inc.†	237	15,187
Rollins, Inc.	2,649	124,874
Roper Technologies, Inc.	220	118,301
Ross Stores, Inc.	473	66,088
RPM International, Inc.	286	36,353
RTX Corp.	3,660	442,823
S&P Global, Inc.	1,236	593,725
Salesforce, Inc.	3,104	904,412
SBA Communications Corp.	170	39,010
Sempra	1,704	142,062
ServiceNow, Inc.†	663	618,572
Sherwin-Williams Co.	1,596	572,597
Simon Property Group, Inc.	1,085	183,495
Snap, Inc., Class A†	1,471	17,887
Snap-on, Inc.	123	40,606
Snowflake, Inc., Class A†	699	80,259
Solventum Corp.†	392	28,451
Southern Co.	2,269	206,547
SS&C Technologies Holdings, Inc.	952	66,573
Starbucks Corp.	1,855	181,234
State Street Corp.	534	49,555
Steel Dynamics, Inc.	1,479	193,010
Stifel Financial Corp.	277	28,703
Stryker Corp.	1,657	590,356
Synopsys, Inc.†	320	164,355
Sysco Corp.	862	64,607
Take-Two Interactive Software, Inc.†	263	42,532
Target Corp.	916	137,437

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Terreno Realty Corp.	698	$ 41,845
Tesla, Inc.†	4,562	1,139,816
Texas Instruments, Inc.	3,503	711,669
Texas Roadhouse, Inc.	1,101	210,423
Thermo Fisher Scientific, Inc.	1,447	790,525
TJX Cos., Inc.	6,373	720,340
T-Mobile US, Inc.	2,228	497,200
Toll Brothers, Inc.	73	10,690
Tractor Supply Co.	527	139,924
Trade Desk, Inc., Class A†	2,072	249,075
Tradeweb Markets, Inc., Class A	276	35,052
TransDigm Group, Inc.	230	299,529
TransMedics Group, Inc.†	392	32,132
Truist Financial Corp.	3,284	141,376
Twilio, Inc., Class A†	265	21,372
Uber Technologies, Inc.†	9,107	656,159
Union Pacific Corp.	2,606	604,774
United Parcel Service, Inc., Class B	866	116,096
United Rentals, Inc.	158	128,422
United Therapeutics Corp.†	350	130,890
UnitedHealth Group, Inc.	3,286	1,854,947
Unum Group	471	30,229
US Bancorp	8,841	427,109
Valero Energy Corp.	719	93,297
Veeva Systems, Inc., Class A†	219	45,734
Ventas, Inc.	5,105	334,326
Veralto Corp.	531	54,263
VeriSign, Inc.†	306	54,113
Verisk Analytics, Inc.	277	76,097
Verizon Communications, Inc.	7,735	325,876
Vertex Pharmaceuticals, Inc.†	801	381,260
Vertiv Holdings Co., Class A	521	56,940
Viatris, Inc.	2,710	31,436
Visa, Inc., Class A	6,452	1,870,112
Walgreens Boots Alliance, Inc.	1,232	11,655
Walmart, Inc.	16,461	1,348,979
Walt Disney Co.	2,988	287,446
Warner Bros. Discovery, Inc.†	3,470	28,211
Waste Management, Inc.	1,292	278,878
WEC Energy Group, Inc.	1,001	95,626
Wells Fargo & Co.	6,172	400,686
Welltower, Inc.	2,136	288,104
West Pharmaceutical Services, Inc.	106	32,641
Weyerhaeuser Co.	1,769	55,122
Williams Cos., Inc.	1,770	92,695
Workday, Inc., Class A†	256	59,866
WW Grainger, Inc.	57	63,226
Yum! Brands, Inc.	465	60,989
Zebra Technologies Corp., Class A†	954	364,399
Zimmer Biomet Holdings, Inc.	363	38,812
Zoetis, Inc.	843	150,712
Zscaler, Inc.†	338	61,107
		133,199,784
Total Common Stocks (cost $173,179,923)		215,079,659
CORPORATE BONDS & NOTES — 37.4%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	357,424
Security Description	Shares or Principal Amount	Value

Bermuda — 0.1%
Aircastle, Ltd.
6.50%, 07/18/2028*	$ 347,000	$ 359,919
British Virgin Islands — 0.2%
TSMC Global, Ltd.
1.25%, 04/23/2026*	1,000,000	949,462
Canada — 1.3%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	808,609
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	687,705
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	120,157
Magna International, Inc.
5.50%, 03/21/2033	811,000	834,842
Rogers Communications, Inc.
4.55%, 03/15/2052	3,971,000	3,292,643
		5,743,956
Cayman Islands — 0.2%
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	856,000	869,324
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	810,297
Germany — 0.5%
Allianz SE
5.60%, 09/03/2054*	400,000	402,780
Deutsche Bank AG
2.31%, 11/16/2027	1,050,000	993,476
7.15%, 07/13/2027	1,008,000	1,040,695
		2,436,951
Ireland — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	2,792,000	2,684,661
3.30%, 01/30/2032	2,318,000	2,038,095
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	883,274
		5,606,030
Italy — 0.4%
UniCredit SpA
3.13%, 06/03/2032*	2,003,000	1,753,021
Netherlands — 0.2%
JDE Peet's NV
1.38%, 01/15/2027*	1,213,000	1,123,326
Spain — 0.2%
Banco Santander SA
2.75%, 12/03/2030	1,000,000	858,110
Switzerland — 0.6%
UBS Group AG
3.09%, 05/14/2032*	2,974,000	2,621,971
United Kingdom — 0.5%
Anglo American Capital PLC
2.63%, 09/10/2030*	2,653,000	2,319,521
United States — 31.7%
AbbVie, Inc.
5.40%, 03/15/2054	903,000	909,831
AES Corp.
2.45%, 01/15/2031	1,179,000	991,673

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	$ 2,094,000	$ 1,752,259
4.75%, 04/15/2035	390,000	373,302
5.25%, 05/15/2036	165,000	162,514
American Tower Corp.
2.10%, 06/15/2030	2,096,000	1,801,430
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	758,000	730,514
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,940,000	2,573,179
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	976,036
4.85%, 03/01/2039	990,000	930,481
Bank of America Corp.
1.90%, 07/23/2031	914,000	772,463
2.88%, 10/22/2030	2,582,000	2,343,813
4.38%, 01/27/2027(1)	2,251,000	2,168,167
5.29%, 04/25/2034	1,683,000	1,690,652
Bank of New York Mellon Corp.
5.19%, 03/14/2035	2,570,000	2,577,930
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	1,079,918
Beacon Funding Trust
6.27%, 08/15/2054*	553,000	554,059
Becton Dickinson & Co.
5.08%, 06/07/2029	859,000	868,630
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,967,839
3.40%, 06/21/2029	750,000	689,537
Capital One Financial Corp.
6.05%, 02/01/2035	524,000	539,483
Carrier Global Corp.
2.70%, 02/15/2031	1,025,000	899,932
Caterpillar Financial Services Corp.
4.38%, 08/16/2029	887,000	879,426
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	2,944,000	1,838,817
3.90%, 06/01/2052	699,000	449,404
6.55%, 06/01/2034	176,000	179,291
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	659,344
Cigna Corp.
2.38%, 03/15/2031	2,535,000	2,166,263
Cigna Group
5.25%, 02/15/2034	612,000	610,061
ConocoPhillips Co.
5.30%, 05/15/2053	401,000	386,478
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	812,528
4.38%, 01/15/2028	812,000	787,858
Crown Castle, Inc.
2.25%, 01/15/2031	2,110,000	1,787,450
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	1,010,389
Digital Realty Trust LP
3.60%, 07/01/2029	913,000	867,077
Discover Financial Services
6.70%, 11/29/2032	824,000	886,489
7.96%, 11/02/2034	353,000	405,592
Security Description	Shares or Principal Amount	Value

United States (continued)
Discovery Communications LLC
3.95%, 03/20/2028	$ 561,000	$ 529,821
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	223,657
Elevance Health, Inc.
5.20%, 02/15/2035	1,204,000	1,199,389
5.85%, 11/01/2064	588,000	593,622
Energy Transfer LP
5.25%, 04/15/2029	750,000	756,633
5.55%, 05/15/2034	1,299,000	1,304,392
EQT Corp.
3.90%, 10/01/2027	1,000,000	973,139
5.70%, 04/01/2028	338,000	344,184
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	280,000	284,396
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	998,657
3.90%, 04/15/2032	508,000	473,781
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,474,392
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	949,463
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,186,877
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	423,382
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,220,000	1,120,295
4.00%, 11/13/2030	1,149,000	1,037,599
6.05%, 11/05/2031	388,000	388,116
6.80%, 11/07/2028	589,000	612,027
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	444,000	443,237
General Motors Financial Co., Inc.
5.35%, 07/15/2027	1,429,000	1,444,355
5.45%, 09/06/2034	277,000	272,657
5.75%, 02/08/2031	290,000	295,280
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/2034	1,078,000	1,064,641
HCA, Inc.
4.63%, 03/15/2052	1,277,000	1,049,567
Hess Corp.
4.30%, 04/01/2027	2,965,000	2,933,601
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	914,000	896,632
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	337,774
Highwoods Realty LP
4.20%, 04/15/2029	439,000	416,492
7.65%, 02/01/2034	535,000	599,994
Host Hotels & Resorts LP
5.50%, 04/15/2035	185,000	181,497
5.70%, 07/01/2034	526,000	527,039
Huntsman International LLC
5.70%, 10/15/2034	285,000	276,713
IQVIA, Inc.
6.25%, 02/01/2029	610,000	635,227
JPMorgan Chase & Co.
3.65%, 06/01/2026(1)	1,480,000	1,432,382
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,220,000	1,114,221
Kilroy Realty LP
2.50%, 11/15/2032	1,098,000	859,205

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
6.25%, 01/15/2036	$ 331,000	$ 333,716
Kimco Realty OP LLC
4.85%, 03/01/2035	469,000	451,260
6.40%, 03/01/2034	395,000	429,201
M&T Bank Corp.
5.13%, 11/01/2026(1)	617,000	607,614
Marathon Oil Corp.
5.30%, 04/01/2029	564,000	574,120
6.60%, 10/01/2037	1,785,000	1,963,479
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	695,951
MassMutual Global Funding II
4.30%, 10/22/2027*	1,216,000	1,209,024
4.35%, 09/17/2031*	454,000	439,577
Met Tower Global Funding
4.00%, 10/01/2027*	632,000	623,112
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,751,138
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	805,904
Morgan Stanley
1.93%, 04/28/2032	3,160,000	2,610,503
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	2,021,460
MPLX LP
4.50%, 04/15/2038	750,000	664,296
4.95%, 03/14/2052	583,000	502,221
5.00%, 03/01/2033	515,000	501,027
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	855,000	870,169
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	2,148,358
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,224,689
Oneok, Inc.
5.05%, 11/01/2034	1,373,000	1,332,197
ONEOK, Inc.
4.35%, 03/15/2029	250,000	243,673
Oracle Corp.
4.20%, 09/27/2029	824,000	802,685
4.70%, 09/27/2034	824,000	792,317
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	313,996
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	517,025
2.82%, 07/15/2046	853,000	616,502
Phillips Edison Grocery Center Operating Partnership I LP
5.75%, 07/15/2034	250,000	253,662
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	598,481
9.25%, 07/20/2028	714,000	785,483
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	501,000	466,759
3.80%, 09/15/2030	417,000	388,921
4.70%, 06/15/2044	1,000,000	851,097
PNC Financial Services Group, Inc.
6.20%, 09/15/2027(1)	483,000	487,036
6.88%, 10/20/2034	960,000	1,066,886
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	623,304
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	796,263
Security Description	Shares or Principal Amount	Value

United States (continued)
3.05%, 10/01/2041	$ 259,000	$ 188,192
Realty Income Corp.
4.90%, 07/15/2033	886,000	871,029
Regency Centers LP
5.10%, 01/15/2035	229,000	225,874
Republic Services, Inc.
1.45%, 02/15/2031	686,000	562,312
5.00%, 12/15/2033	425,000	424,301
Ross Stores, Inc.
1.88%, 04/15/2031	2,408,000	2,004,486
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,432,346
Sempra Energy
3.80%, 02/01/2038	887,000	745,157
Simon Property Group LP
4.75%, 09/26/2034	457,000	438,573
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034*	317,000	313,250
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	977,951
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	795,150
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	950,497
5.50%, 02/15/2035	411,000	410,088
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,822,000	1,730,391
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	2,032,465
5.25%, 05/15/2033	135,000	135,579
Truist Financial Corp.
6.67%, 03/01/2025(1)	3,592,000	3,572,820
UnitedHealth Group, Inc.
5.00%, 04/15/2034	1,503,000	1,497,088
5.88%, 02/15/2053	1,107,000	1,160,158
Universal Health Services, Inc.
4.63%, 10/15/2029	1,413,000	1,372,642
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,316,692
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,854,919
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	1,220,000	1,139,738
5.05%, 03/15/2042	792,000	632,049
5.14%, 03/15/2052	2,321,000	1,748,222
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,968,150
3.35%, 03/02/2033	1,269,000	1,127,552
3.90%, 03/15/2026(1)	2,066,000	2,000,885
4.90%, 07/25/2033	1,658,000	1,626,841
5.39%, 04/24/2034	478,000	481,251
Western Midstream Operating LP
4.75%, 08/15/2028	1,830,000	1,805,829
5.45%, 11/15/2034	543,000	529,523
Xylem, Inc.
2.25%, 01/30/2031	680,000	587,629
		141,757,180
Total Corporate Bonds & Notes (cost $178,953,546)		167,566,492

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.4%
United States — 1.4%
United States Treasury Notes
3.50%, 01/31/2028 (cost $6,187,163)	$ 6,287,800	$ 6,166,711
UNAFFILIATED INVESTMENT COMPANIES — 4.1%
United States — 4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF (cost $18,268,408)	167,844	18,293,318
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $4,960.00)	137	497,310
Exchange - traded put option on the S&P 500 Index (Expiration Date: 11/15/2024; Strike Price: $4,710.00)	134	60,300
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,850.00)	131	250,865
Total Purchased Options (cost $985,326)		808,475
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(2) (cost $0)	52	0
Total Long-Term Investment Securities (cost $377,574,366)		407,914,655
SHORT-TERM INVESTMENTS — 7.5%
U.S. Government — 6.5%
United States Treasury Bills
4.65%, 01/14/2025	29,300,000	29,032,001
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.87%(3)	4,444,443	$ 4,445,777
Total Short-Term Investments (cost $33,476,076)		33,477,778
TOTAL INVESTMENTS (cost $411,050,442)	98.6%	441,392,433
Other assets less liabilities	1.4	6,105,129
NET ASSETS	100.0%	$447,497,562
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $24,355,260 representing 5.4% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of October 31, 2024.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
291	Long	S&P 500 E-Mini Index	December 2024	$82,672,888	$83,495,175	$ 822,287
18	Long	S&P/Toronto Stock Exchange 60 Index	December 2024	3,654,103	3,742,077	87,974
21	Long	TOPIX Index	December 2024	3,540,764	3,724,134	183,370
321	Short	Euro-Schatz	December 2024	37,210,471	37,200,328	10,143
10	Short	FTSE 100 Index	December 2024	1,074,485	1,047,936	26,549
92	Short	U.S. Treasury 10 Year Notes	December 2024	10,524,289	10,163,125	361,164
5	Short	U.S. Treasury Ultra Bonds	December 2024	632,037	628,125	3,912
						$1,495,399
						Unrealized (Depreciation)
24	Long	Euro STOXX 50 Index	December 2024	$ 1,271,133	$ 1,261,964	$ (9,169)
32	Long	SPI 200 Index	December 2024	4,306,655	4,301,342	(5,313)
28	Long	U.S. Treasury 2 Year Notes	December 2024	5,822,155	5,766,469	(55,686)
52	Long	U.S. Treasury 5 Year Notes	December 2024	5,685,678	5,576,187	(109,491)
143	Long	U.S. Treasury Long Bonds	December 2024	17,767,044	16,869,531	(897,513)
122	Short	MSCI Emerging Markets Index	December 2024	6,559,750	6,871,650	(311,900)
						$(1,389,072)
		Net Unrealized Appreciation (Depreciation)				$106,327
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	53,000	USD	57,317	11/26/2024	$ —	$ (385)
	JPY	1,052,063,000	USD	6,955,132	11/26/2024	12,217	—
	SGD	3,649,000	USD	2,768,671	11/26/2024	2,586	—
	USD	2,300,365	CLP	2,169,658,000	11/25/2024	—	(44,091)
						14,803	(44,476)
Barclays Bank PLC	BRL	12,715,000	USD	2,200,627	11/04/2024	1,142	—
	CHF	5,957,483	JPY	1,045,359,803	11/26/2024	—	(16,617)
	USD	2,282,478	BRL	12,715,000	11/04/2024	—	(82,993)
	USD	7,200,856	CHF	6,214,000	11/26/2024	12,197	—
						13,339	(99,610)
Citibank, N.A.	BRL	12,715,000	USD	2,237,217	11/04/2024	37,733	—
	CLP	2,169,658,000	USD	2,285,655	11/25/2024	29,382	—
	EUR	2,316,000	USD	2,504,664	11/26/2024	—	(16,835)
	USD	2,200,626	BRL	12,715,000	11/04/2024	—	(1,142)
						67,115	(17,977)
Goldman Sachs International	EUR	2,720,000	USD	2,941,767	11/26/2024	—	(19,579)
	GBP	2,578,160	USD	3,346,376	11/26/2024	22,072	—
						22,072	(19,579)
Morgan Stanley & Co. International PLC	USD	4,476,163	CAD	6,179,000	11/26/2024	—	(34,929)
UBS AG	DKK	5,377,000	USD	779,942	11/26/2024	—	(5,016)
	GBP	1,269,840	USD	1,646,455	11/26/2024	9,112	—
	NOK	4,888,000	USD	447,227	11/26/2024	2,809	—
	USD	4,169,373	AUD	6,263,000	11/26/2024	—	(46,717)
	USD	254,951	CHF	220,000	11/26/2024	420	—
	USD	1,294,475	HKD	10,052,000	11/26/2024	—	(846)
	USD	1,678,398	JPY	253,819,534	11/26/2024	—	(3,358)
	USD	547,900	SEK	5,781,000	11/26/2024	—	(4,735)
						12,341	(60,672)
Unrealized Appreciation (Depreciation)						$129,670	$(277,243)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	12.0%
Short-Term Investments	7.5
REITS	5.9
Internet	5.4
Semiconductors	5.3
Software	4.9
Unaffiliated Investment Companies	4.1
Pharmaceuticals	4.0
Oil & Gas	3.9
Insurance	3.7
Telecommunications	3.2
Retail	3.2
Pipelines	3.1
Diversified Financial Services	2.9
Computers	2.6
Healthcare-Services	2.5
Electric	2.1
Beverages	1.9

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Auto Manufacturers	1.7%
Healthcare-Products	1.6
Commercial Services	1.4
U.S. Government & Agency Obligations	1.4
Cosmetics/Personal Care	1.2
Mining	1.1
Media	1.1
Electrical Components & Equipment	0.9
Building Materials	0.8
Entertainment	0.8
Machinery-Diversified	0.7
Chemicals	0.7
Miscellaneous Manufacturing	0.7
Distribution/Wholesale	0.7
Electronics	0.7
Food	0.6
Machinery-Construction & Mining	0.6
Aerospace/Defense	0.6
Biotechnology	0.4
Environmental Control	0.3
Auto Parts & Equipment	0.3
Packaging & Containers	0.3
Energy-Alternate Sources	0.3
Household Products/Wares	0.2
Hand/Machine Tools	0.2
Purchased Options	0.2
Apparel	0.2
Transportation	0.1
Home Builders	0.1
Leisure Time	0.1
Iron/Steel	0.1
Office/Business Equipment	0.1
Advertising	0.1
Home Furnishings	0.1
98.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$147,501	$—	$—	$147,501
Canada	3,201,507	—	—	3,201,507
Cayman Islands	2,079,712	1,460,519	—	3,540,231
Curacao	161,562	—	—	161,562
Ireland	1,944,913	106,116	—	2,051,029
Israel	59,831	—	—	59,831
Jersey	28,074	63,697	—	91,771
Liberia	65,000	—	—	65,000
Luxembourg	107,058	28,160	—	135,218
Netherlands	129,444	2,783,720	—	2,913,164
Puerto Rico	22,308	—	—	22,308
Switzerland	654,978	6,202,268	—	6,857,246
Taiwan	2,791,983	—	—	2,791,983
United Kingdom	409,770	16,295,404	—	16,705,174
United States	133,130,176	69,608	—	133,199,784
Other Countries	—	43,136,350	—	43,136,350
Corporate Bonds & Notes	—	167,566,492	—	167,566,492
U.S. Government & Agency Obligations	—	6,166,711	—	6,166,711
Unaffiliated Investment Companies	18,293,318	—	—	18,293,318
Purchased Options	808,475	—	—	808,475

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Warrants	$—	$—	$0	$0
Short-Term Investments:
U.S. Government	—	29,032,001	—	29,032,001
Other Short-Term Investments	4,445,777	—	—	4,445,777
Total Investments at Value	$168,481,387	$272,911,046	$0	$441,392,433
Other Financial Instruments:†
Futures Contracts	$1,495,399	$—	$—	$1,495,399
Forward Foreign Currency Contracts	—	129,670	—	129,670
Total Other Financial Instruments	$1,495,399	$129,670	$—	$1,625,069
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,389,072	$—	$—	$1,389,072
Forward Foreign Currency Contracts	—	277,243	—	277,243
Total Other Financial Instruments	$1,389,072	$277,243	$—	$1,666,315
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.1%
Advantage Solutions, Inc.†	12,825	$ 39,245
Boston Omaha Corp., Class A†	2,953	43,586
Clear Channel Outdoor Holdings, Inc.†	42,266	62,131
National CineMedia, Inc.†	8,494	61,072
Stagwell, Inc.†	10,307	64,006
		270,040
Aerospace/Defense — 1.2%
AAR Corp.†	4,130	242,431
AeroVironment, Inc.†	3,137	674,330
AerSale Corp.†	4,023	21,201
Amprius Technologies, Inc.†	1,976	2,668
Archer Aviation, Inc., Class A†	27,977	88,128
Astronics Corp.†	3,433	59,700
Barnes Group, Inc.	5,566	260,266
Bridger Aerospace Group Holdings, Inc.†	1,173	3,965
Ducommun, Inc.†	1,627	95,651
Eve Holding, Inc.†	3,626	11,168
Intuitive Machines, Inc.†	3,412	26,614
Joby Aviation, Inc.†	48,163	231,182
Kratos Defense & Security Solutions, Inc.†	17,731	402,848
Leonardo DRS, Inc.†	8,823	265,308
Mercury Systems, Inc.†	6,569	212,507
Moog, Inc., Class A	3,404	641,994
National Presto Industries, Inc.	620	44,597
Redwire Corp.†	2,689	20,678
Rocket Lab USA, Inc.†	41,695	446,136
Triumph Group, Inc.†	8,793	121,695
Virgin Galactic Holdings, Inc.†	2,293	15,065
VirTra, Inc.†	1,267	7,729
		3,895,861
Agriculture — 0.3%
Alico, Inc.	851	20,858
Andersons, Inc.	3,912	177,605
Dole PLC	8,994	145,253
Fresh Del Monte Produce, Inc.	4,051	130,078
Ispire Technology, Inc.†	2,302	12,914
Limoneira Co.	1,983	50,844
Tejon Ranch Co.†	2,508	39,902
Turning Point Brands, Inc.	2,054	97,010
Universal Corp.	2,881	146,701
Vital Farms, Inc.†	3,905	135,425
		956,590
Airlines — 0.3%
Allegiant Travel Co.	1,857	120,723
Frontier Group Holdings, Inc.†	5,054	30,728
JetBlue Airways Corp.†	37,434	213,374
SkyWest, Inc.†	4,748	452,009
Spirit Airlines, Inc.	13,154	31,570
Sun Country Airlines Holdings, Inc.†	4,733	66,499
Wheels Up Experience, Inc.†	10,748	21,926
		936,829
Apparel — 0.5%
Hanesbrands, Inc.†	42,343	294,284
Kontoor Brands, Inc.	6,671	571,238
Oxford Industries, Inc.	1,777	129,046
Rocky Brands, Inc.	867	17,635
Steven Madden, Ltd.	8,688	390,699
Superior Group of Cos., Inc.	1,559	22,995
Torrid Holdings, Inc.†	1,466	5,322
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	726	$ 24,437
Wolverine World Wide, Inc.	9,514	146,420
		1,602,076
Auto Manufacturers — 0.1%
Blue Bird Corp.†	3,853	162,250
Canoo, Inc.†	7,862	5,951
Hyliion Holdings Corp.†	16,889	40,365
REV Group, Inc.	6,154	163,081
Wabash National Corp.	5,229	91,194
Workhorse Group, Inc.†	1	1
		462,842
Auto Parts & Equipment — 1.0%
Adient PLC†	10,726	209,479
Aeva Technologies, Inc.†	2,730	10,046
American Axle & Manufacturing Holdings, Inc.†	13,778	77,846
Aurora Innovation, Inc.†	112,238	583,076
Commercial Vehicle Group, Inc.†	4,017	11,689
Cooper-Standard Holdings, Inc.†	2,024	25,401
Dana, Inc.	15,649	120,028
Dorman Products, Inc.†	3,145	358,624
Douglas Dynamics, Inc.	2,716	61,517
Fox Factory Holding Corp.†	5,068	182,397
Gentherm, Inc.†	3,766	157,984
Goodyear Tire & Rubber Co.†	34,147	273,518
Holley, Inc.†	5,579	14,450
indie Semiconductor, Inc., Class A†	19,657	65,065
Luminar Technologies, Inc.†	40,179	31,155
Methode Electronics, Inc.	4,224	36,833
Miller Industries, Inc.	1,330	87,301
Phinia, Inc.	5,204	242,402
SES AI Corp.†	15,607	7,387
Shyft Group, Inc.	4,049	52,313
Solid Power, Inc.†	18,349	21,652
Standard Motor Products, Inc.	2,507	80,700
Titan International, Inc.†	5,981	38,518
Visteon Corp.†	3,270	295,118
XPEL, Inc.†	3,027	116,751
		3,161,250
Banks — 9.2%
1st Source Corp.	2,199	130,247
ACNB Corp.	992	41,664
Alerus Financial Corp.	2,690	54,419
Amalgamated Financial Corp.	2,145	71,139
Amerant Bancorp, Inc.	3,552	75,729
Ameris Bancorp	7,889	489,039
Ames National Corp.	1,053	17,896
Arrow Financial Corp.	1,968	56,167
Associated Banc-Corp	17,947	426,062
Atlantic Union Bankshares Corp.	10,718	405,140
BancFirst Corp.	2,388	259,599
Bancorp, Inc.†	5,993	301,208
Bank First Corp.	1,175	108,112
Bank of Hawaii Corp.	4,684	338,325
Bank of Marin Bancorp	1,921	42,665
Bank of N.T. Butterfield & Son, Ltd.	5,575	203,878
Bank7 Corp.	476	19,968
BankUnited, Inc.	8,938	315,869
Bankwell Financial Group, Inc.	773	22,038
Banner Corp.	4,114	263,461
Bar Harbor Bankshares	1,791	57,581
BayCom Corp.	1,254	31,162

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	1,789	$ 21,718
Blue Foundry Bancorp†	2,483	24,408
Bridgewater Bancshares, Inc.†	2,382	34,777
Burke & Herbert Financial Services Corp.	1,623	102,801
Business First Bancshares, Inc.	2,889	75,663
Byline Bancorp, Inc.	3,732	100,428
Cadence Bank	21,832	729,844
Camden National Corp.	1,741	73,035
Capital Bancorp, Inc.	1,102	27,825
Capital City Bank Group, Inc.	1,652	57,820
Carter Bankshares, Inc.†	2,733	50,287
Cathay General Bancorp	8,342	383,565
Central Pacific Financial Corp.	3,197	86,127
Chemung Financial Corp.	391	18,682
ChoiceOne Financial Services, Inc.	999	33,137
Citizens & Northern Corp.	1,783	33,734
Citizens Financial Services, Inc.	541	31,535
City Holding Co.	1,756	204,750
Civista Bancshares, Inc.	1,837	37,420
CNB Financial Corp.	2,470	62,689
Coastal Financial Corp.†	1,345	84,722
Colony Bankcorp, Inc.	1,984	30,177
Community Bank System, Inc.	6,270	383,348
Community Trust Bancorp, Inc.	1,841	95,364
Community West Bancshares	2,028	38,005
ConnectOne Bancorp, Inc.	4,344	105,299
CrossFirst Bankshares, Inc.†	5,440	85,408
Customers Bancorp, Inc.†	3,549	163,715
CVB Financial Corp.	15,878	308,510
Dime Community Bancshares, Inc.	4,248	127,737
Eagle Bancorp, Inc.	3,539	92,757
Eastern Bankshares, Inc.	23,126	377,648
Enterprise Bancorp, Inc.	1,186	38,082
Enterprise Financial Services Corp.	4,437	233,919
Equity Bancshares, Inc., Class A	1,719	73,040
Esquire Financial Holdings, Inc.	846	56,327
Farmers & Merchants Bancorp, Inc.	1,526	41,370
Farmers National Banc Corp.	4,363	60,035
FB Financial Corp.	4,258	209,494
Fidelity D&D Bancorp, Inc.	570	29,925
Financial Institutions, Inc.	1,819	43,674
First Bancorp	4,798	200,077
First Bancorp, Inc.	1,284	33,256
First BanCorp/Puerto Rico	19,399	374,013
First Bancshares, Inc.	3,646	122,032
First Bank	2,526	35,768
First Busey Corp.	6,386	155,244
First Business Financial Services, Inc.	944	40,403
First Commonwealth Financial Corp.	12,122	199,286
First Community Bankshares, Inc.	2,031	84,205
First Financial Bancorp	11,316	289,463
First Financial Bankshares, Inc.	15,595	563,603
First Financial Corp.	1,371	58,898
First Foundation, Inc.	7,528	50,663
First Internet Bancorp	973	34,026
First Interstate BancSystem, Inc., Class A	9,510	292,908
First Merchants Corp.	6,989	258,942
First Mid Bancshares, Inc.	2,740	104,531
First of Long Island Corp.	2,564	32,242
Five Star Bancorp	1,999	60,130
Fulton Financial Corp.	21,761	394,092
FVCBankcorp, Inc.†	1,966	25,607
Security Description	Shares or Principal Amount	Value

Banks (continued)
German American Bancorp, Inc.	3,415	$ 138,273
Glacier Bancorp, Inc.	13,653	712,004
Great Southern Bancorp, Inc.	1,033	58,561
Guaranty Bancshares, Inc.	956	31,414
Hancock Whitney Corp.	10,400	541,632
Hanmi Financial Corp.	3,604	82,423
HarborOne Bancorp, Inc.	4,593	54,519
HBT Financial, Inc.	1,536	32,809
Heartland Financial USA, Inc.	5,082	302,379
Heritage Commerce Corp.	7,142	69,349
Heritage Financial Corp.	4,107	94,420
Hilltop Holdings, Inc.	5,583	171,007
Home BancShares, Inc.	22,584	616,317
HomeStreet, Inc.	2,194	19,867
Hope Bancorp, Inc.	13,894	172,147
Horizon Bancorp, Inc.	5,194	83,208
Independent Bank Corp.	5,088	320,035
Independent Bank Corp.	2,389	78,311
Independent Bank Group, Inc.	4,344	253,516
International Bancshares Corp.	6,479	396,904
Investar Holding Corp.	1,108	23,124
John Marshall Bancorp, Inc.	1,501	32,031
Kearny Financial Corp.	6,564	45,882
Lakeland Financial Corp.	2,982	194,039
LCNB Corp.	1,536	24,100
LINKBANCORP, Inc.	2,652	19,002
Live Oak Bancshares, Inc.	4,155	164,995
Mercantile Bank Corp.	1,890	81,005
Merchants Bancorp	2,168	80,086
Metrocity Bankshares, Inc.	2,211	65,401
Metropolitan Bank Holding Corp.†	1,267	67,784
Mid Penn Bancorp, Inc.	1,793	56,641
Middlefield Banc Corp.	871	24,597
Midland States Bancorp, Inc.	2,465	61,157
MidWestOne Financial Group, Inc.	1,744	50,471
MVB Financial Corp.	1,375	26,111
National Bank Holdings Corp., Class A	4,422	198,813
National Bankshares, Inc.	689	19,692
NB Bancorp, Inc.†	4,666	88,141
NBT Bancorp, Inc.	5,516	245,352
Nicolet Bankshares, Inc.	1,594	162,094
Northeast Bank	786	69,844
Northeast Community Bancorp, Inc.	1,476	38,317
Northrim BanCorp, Inc.	638	41,642
Norwood Financial Corp.	870	25,517
Oak Valley Bancorp	817	22,059
OFG Bancorp	5,512	221,968
Old National Bancorp	37,709	726,275
Old Second Bancorp, Inc.	5,222	85,745
Orange County Bancorp, Inc.	612	32,387
Origin Bancorp, Inc.	3,518	110,430
Orrstown Financial Services, Inc.	2,197	82,256
Park National Corp.	1,726	298,218
Parke Bancorp, Inc.	1,259	26,590
Pathward Financial, Inc.	3,013	213,200
PCB Bancorp	1,307	24,532
Peapack-Gladstone Financial Corp.	2,002	64,344
Peoples Bancorp Of Nc	529	13,622
Peoples Bancorp, Inc.	4,144	127,552
Peoples Financial Services Corp.	1,103	51,466
Pioneer Bancorp, Inc.†	1,396	15,635
Plumas Bancorp	657	27,272
Ponce Financial Group, Inc.†	2,317	26,066

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	1,488	$ 125,543
Premier Financial Corp.	4,236	104,460
Primis Financial Corp.	2,425	27,233
Princeton Bancorp, Inc.	606	21,283
Provident Bancorp, Inc.†	1,878	19,475
QCR Holdings, Inc.	1,963	155,273
RBB Bancorp	1,994	44,267
Red River Bancshares, Inc.	550	28,721
Renasant Corp.	7,375	251,561
Republic Bancorp, Inc., Class A	993	67,027
S&T Bancorp, Inc.	4,567	173,455
Sandy Spring Bancorp, Inc.	5,266	177,148
Seacoast Banking Corp. of Florida	10,124	270,311
ServisFirst Bancshares, Inc.	6,080	505,491
Shore Bancshares, Inc.	3,674	53,420
Sierra Bancorp	1,560	44,304
Simmons First National Corp., Class A	14,874	345,077
SmartFinancial, Inc.	1,905	63,170
South Plains Financial, Inc.	1,411	47,551
Southern California Bancorp†	2,915	42,501
Southern First Bancshares, Inc.†	925	35,344
Southern States Bancshares, Inc.	999	31,079
Southside Bancshares, Inc.	3,442	111,521
SouthState Corp.	9,115	888,986
Stellar Bancorp, Inc.	5,887	160,244
Sterling Bancorp, Inc.†	2,550	11,908
Stock Yards Bancorp, Inc.	3,069	197,889
Texas Capital Bancshares, Inc.†	5,557	427,611
Third Coast Bancshares, Inc.†	1,360	44,295
Tompkins Financial Corp.	1,525	98,423
Towne Bank	8,424	273,948
TriCo Bancshares	3,834	163,827
Triumph Financial, Inc.†	2,649	234,092
TrustCo Bank Corp.	2,225	73,380
Trustmark Corp.	7,293	253,213
UMB Financial Corp.	5,376	589,908
United Bankshares, Inc.	15,846	597,077
United Community Banks, Inc.	14,335	407,974
Unity Bancorp, Inc.	863	33,381
Univest Financial Corp.	3,467	96,487
USCB Financial Holdings, Inc.	1,255	18,223
Valley National Bancorp	51,720	489,788
Veritex Holdings, Inc.	6,294	169,938
Virginia National Bankshares Corp.	560	22,215
Walker & Dunlop, Inc.	3,851	421,184
Washington Trust Bancorp, Inc.	2,030	69,284
WesBanco, Inc.	6,900	217,005
West BanCorp, Inc.	1,933	41,695
Westamerica BanCorp	3,078	158,579
		29,219,877
Beverages — 0.3%
BRC, Inc., Class A†	6,334	19,825
Duckhorn Portfolio, Inc.†	6,367	69,782
MGP Ingredients, Inc.	1,697	81,524
National Beverage Corp.	2,816	127,255
Primo Water Corp.	18,921	496,298
Vita Coco Co., Inc.†	4,704	139,286
Westrock Coffee Co.†	4,112	27,304
		961,274
Security Description	Shares or Principal Amount	Value

Biotechnology — 8.1%
2seventy Bio, Inc.†	5,857	$ 25,419
4D Molecular Therapeutics, Inc.†	6,035	48,340
89bio, Inc.†	10,032	78,049
Absci Corp.†	9,570	36,749
ACADIA Pharmaceuticals, Inc.†	14,341	209,235
Achieve Life Sciences, Inc.†	4,127	19,314
Acrivon Therapeutics, Inc.†	1,416	11,328
Actinium Pharmaceuticals, Inc.†	3,603	6,485
Acumen Pharmaceuticals, Inc.†	5,027	14,478
ADC Therapeutics SA†	9,745	27,481
ADMA Biologics, Inc.†	26,988	440,174
Adverum Biotechnologies, Inc.†	2,493	18,186
Aerovate Therapeutics, Inc.†	1,616	3,959
Agenus, Inc.†	2,519	10,580
Akero Therapeutics, Inc.†	8,124	250,463
Aldeyra Therapeutics, Inc.†	5,970	31,402
Allogene Therapeutics, Inc.†	15,383	39,304
Altimmune, Inc.†	8,511	57,364
Alto Neuroscience, Inc.†	2,560	9,958
Alumis Inc†	1,588	17,976
ALX Oncology Holdings, Inc.†	4,084	5,840
Amicus Therapeutics, Inc.†	35,162	401,550
AnaptysBio, Inc.†	2,345	50,722
Anavex Life Sciences Corp.†	8,992	59,527
ANI Pharmaceuticals, Inc.†	2,216	126,855
Annexon, Inc.†	11,461	83,895
Apogee Therapeutics, Inc.†	4,541	236,314
Applied Therapeutics, Inc.†	11,521	101,846
Arbutus Biopharma Corp.†	17,507	67,314
Arcellx, Inc.†	5,165	435,255
Arcturus Therapeutics Holdings, Inc.†	2,745	48,669
Arcus Biosciences, Inc.†	6,516	99,695
Arcutis Biotherapeutics, Inc.†	12,731	105,795
Ardelyx, Inc.†	27,848	163,468
ArriVent Biopharma, Inc.†	3,376	99,052
Arrowhead Pharmaceuticals, Inc.†	14,306	275,104
ARS Pharmaceuticals, Inc.†	5,897	86,804
Artiva Biotherapeutics, Inc.†	1,684	17,076
Astria Therapeutics, Inc.†	5,397	60,338
Atea Pharmaceuticals, Inc.†	9,247	29,960
Atossa Therapeutics, Inc.†	15,158	20,918
Aura Biosciences, Inc.†	5,558	58,026
Aurinia Pharmaceuticals, Inc.†	16,088	115,995
Avid Bioservices, Inc.†	7,451	74,212
Avidity Biosciences, Inc.†	12,948	547,183
Axsome Therapeutics, Inc.†	4,366	388,705
Beam Therapeutics, Inc.†	9,163	200,761
BioCryst Pharmaceuticals, Inc.†	24,762	198,344
Biohaven, Ltd.†	8,998	447,741
Biomea Fusion, Inc.†	3,312	31,033
Black Diamond Therapeutics, Inc.†	4,767	13,062
Bluebird Bio, Inc.†	22,964	10,655
Blueprint Medicines Corp.†	7,535	659,388
Boundless Bio, Inc.†	756	2,208
Bridgebio Pharma, Inc.†	16,845	394,341
C4 Therapeutics, Inc.†	7,026	37,449
Cabaletta Bio, Inc.†	5,314	18,865
Candel Therapeutics, Inc.†	2,407	12,709
Capricor Therapeutics, Inc.†	3,088	62,069
Cardiff Oncology, Inc.†	4,695	14,648
Cargo Therapeutics, Inc.†	4,114	80,223
Caribou Biosciences, Inc.†	9,859	19,324
Cartesian Therapeutics, Inc.†	866	17,147

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cartesian Therapeutics, Inc. CVR†(1)	13,211	$ 2,378
Cassava Sciences, Inc.†	4,867	125,593
Celcuity, Inc.†	3,227	50,019
Celldex Therapeutics, Inc.†	7,741	201,730
Century Therapeutics, Inc.†	5,608	6,449
CervoMed, Inc.†	647	8,832
CG oncology, Inc.†	5,684	201,953
Chinook Therapeutics, Inc. CVR†(1)	6,629	2,585
ChromaDex Corp.†	5,867	20,476
Cibus, Inc.†	1,850	7,382
Climb Bio, Inc.†	3,526	13,487
Cogent Biosciences, Inc.†	10,996	126,344
Compass Therapeutics, Inc.†	12,222	20,044
Conduit Pharmaceuticals, Inc.†	2,762	251
Contineum Therapeutics, Inc.†	675	11,313
Crinetics Pharmaceuticals, Inc.†	10,509	588,084
Cullinan Therapeutics, Inc.†	6,199	96,394
Cytek Biosciences, Inc.†	14,545	71,925
Cytokinetics, Inc.†	13,697	698,547
Day One Biopharmaceuticals, Inc.†	6,220	91,558
Denali Therapeutics, Inc.†	14,896	386,700
Design Therapeutics, Inc.†	3,763	19,718
Dianthus Therapeutics, Inc.†	2,864	79,791
Disc Medicine, Inc.†	2,365	105,999
Dynavax Technologies Corp.†	15,787	187,076
Dyne Therapeutics, Inc.†	9,670	279,076
Edgewise Therapeutics, Inc.†	8,699	292,025
Editas Medicine, Inc.†	9,932	28,803
Elevation Oncology, Inc.†	6,252	3,591
Enochian Biosciences, Inc.†	5,999	3,192
Entrada Therapeutics, Inc.†	2,959	50,717
Erasca, Inc.†	21,270	55,089
Esperion Therapeutics, Inc.†	22,644	46,194
Evolus, Inc.†	6,623	108,087
EyePoint Pharmaceuticals, Inc.†	5,992	70,466
Fate Therapeutics, Inc.†	11,997	28,433
Fibrobiologics, Inc.†	3,329	10,054
Forafric Global PLC†	659	6,775
Generation Bio Co.†	5,929	12,925
Geron Corp.†	69,739	286,627
Greenwich Lifesciences, Inc.†	715	9,617
Guardant Health, Inc.†	14,142	309,427
Halozyme Therapeutics, Inc.†	14,950	756,022
Harvard Bioscience, Inc.†	4,884	11,477
HilleVax, Inc.†	3,777	6,836
Humacyte, Inc.†	10,534	53,197
Icosavax, Inc. CVR†(1)	3,120	967
Ideaya Biosciences, Inc.†	9,959	280,346
IGM Biosciences, Inc.†	1,818	31,161
ImmunityBio, Inc.†	17,347	90,378
Immunome, Inc.†	6,160	70,655
Immunovant, Inc.†	6,956	203,533
Inhibrx Biosciences, Inc.†	1,390	22,282
Inhibrx. Inc. CVR†(1)	3,965	2,577
Inmune Bio, Inc.†	1,621	9,483
Innoviva, Inc.†	6,632	129,722
Inovio Pharmaceuticals, Inc.†	3,113	16,437
Inozyme Pharma, Inc.†	6,195	26,577
Insmed, Inc.†	18,834	1,267,152
Intellia Therapeutics, Inc.†	11,545	164,170
Invivyd, Inc.†	9,504	8,482
Iovance Biotherapeutics, Inc.†	30,341	316,760
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
iTeos Therapeutics, Inc.†	3,189	$ 26,947
Janux Therapeutics, Inc.†	3,360	181,406
Jasper Therapeutics, Inc.†	1,357	28,741
Keros Therapeutics, Inc.†	3,531	204,939
Kiniksa Pharmaceuticals International PLC†	3,642	82,273
Kiniksa Pharmaceuticals, Ltd., Class A†	829	18,727
Kodiak Sciences, Inc.†	3,910	14,858
Korro Bio, Inc.†	731	42,033
Krystal Biotech, Inc.†	2,973	512,932
Kymera Therapeutics, Inc.†	5,331	246,132
Kyverna Therapeutics, Inc.†	2,017	9,641
Larimar Therapeutics, Inc.†	5,041	41,462
LENZ Therapeutics, Inc.	1,505	40,575
Lexeo Therapeutics, Inc.†	2,824	22,310
Lexicon Pharmaceuticals, Inc.†	13,759	26,830
Ligand Pharmaceuticals, Inc.†	2,040	215,628
Lineage Cell Therapeutics, Inc.†	17,704	14,717
Liquidia Corp.†	6,908	74,952
Lyra Therapeutics, Inc.†	5,800	1,594
MacroGenics, Inc.†	7,366	26,960
Maravai LifeSciences Holdings, Inc., Class A†	13,236	98,079
MeiraGTx Holdings PLC†	4,649	25,755
Mersana Therapeutics, Inc.†	13,594	24,605
Metagenomi, Inc.†	756	1,489
Mind Medicine MindMed, Inc.†	8,628	54,356
Mineralys Therapeutics, Inc.†	3,422	45,786
Monte Rosa Therapeutics, Inc.†	4,949	42,067
Myriad Genetics, Inc.†	10,716	235,323
Nektar Therapeutics†	21,394	25,459
NeoGenomics, Inc.†	15,280	207,655
Neumora Therapeutics, Inc.†	10,080	115,416
Nkarta, Inc.†	6,341	19,530
Novavax, Inc.†	16,928	162,678
Nurix Therapeutics, Inc.†	7,651	188,062
Nuvalent, Inc., Class A†	4,151	367,322
Nuvation Bio, Inc.†	21,727	48,017
Olema Pharmaceuticals, Inc.†	4,785	55,171
Omeros Corp.†	6,703	27,080
OmniAb, Inc. (Earnout Shares 12.50)†(1)	660	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	660	0
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	8,651	23,963
Ovid therapeutics, Inc.†	7,057	7,974
PepGen, Inc.†	1,862	12,326
Perspective Therapeutics, Inc.†	6,478	76,505
Phathom Pharmaceuticals, Inc.†	4,089	70,126
Pliant Therapeutics Inc†	6,828	96,070
Poseida Therapeutics, Inc.†	8,227	19,498
Praxis Precision Medicines, Inc.†	2,066	144,599
Precigen, Inc.†	15,169	11,956
Prelude Therapeutics Inc†	1,580	1,896
Prime Medicine, Inc.†	6,796	26,368
ProKidney Corp.†	12,448	19,917
Prothena Corp. PLC†	5,096	86,632
PTC Therapeutics, Inc.†	9,127	364,350
Puma Biotechnology, Inc.†	4,960	14,136
Pyxis Oncology, Inc.†	5,852	20,833
Q32 Bio, Inc.†	722	34,100
Radius Health, Inc. CVR†(1)	5,015	401
Rain Oncology, Inc. CVR†(1)	2,002	100
Rapport Therapeutics, Inc.†	1,113	27,302
RAPT Therapeutics, Inc.†	3,595	7,621
Recursion Pharmaceuticals, Inc., Class A†	28,574	180,588

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
REGENXBIO, Inc.†	5,517	$ 47,391
Relay Therapeutics, Inc.†	11,920	67,169
Replimune Group, Inc.†	7,295	85,789
REVOLUTION Medicines, Inc.†	18,260	976,910
Rigel Pharmaceuticals, Inc.†	2,086	28,432
Rocket Pharmaceuticals, Inc.†	7,885	131,285
Sage Therapeutics, Inc.†	6,546	39,800
Sana Biotechnology, Inc.†	15,843	55,451
Savara, Inc.†	13,828	50,265
Scholar Rock Holding Corp.†	8,208	233,436
Scilex Holding Co.†	7,466	7,170
Shattuck Labs, Inc.†	4,687	5,906
Soleno Therapeutics, Inc.†	2,771	152,571
Solid Biosciences, Inc.†	2,736	15,103
SpringWorks Therapeutics, Inc.†	8,238	248,211
Stoke Therapeutics, Inc.†	4,262	52,678
Summit Therapeutics, Inc.†	10,491	195,028
Sutro Biopharma, Inc.†	9,810	31,883
Syndax Pharmaceuticals, Inc.†	9,847	185,714
Tango Therapeutics, Inc.†	5,717	31,072
Tarsus Pharmaceuticals, Inc.†	4,408	196,112
Taysha Gene Therapies, Inc.†	20,641	34,883
Tenaya Therapeutics, Inc.†	6,610	12,691
Terns Pharmaceuticals, Inc.†	6,899	47,327
Tevogen Bio Holdings, Inc.†	2,689	6,803
TG Therapeutics, Inc.†	16,731	419,279
Theravance Biopharma, Inc.†	4,401	36,264
Third Harmonic Bio, Inc.†	2,376	32,765
Tourmaline Bio, Inc.†	2,766	70,588
Travere Therapeutics, Inc.†	8,830	154,525
TScan Therapeutics, Inc.†	4,601	20,889
Tyra Biosciences, Inc.†	2,435	40,616
UroGen Pharma, Ltd.†	4,533	55,575
Ventyx Biosciences, Inc.†	7,283	15,731
Vera Therapeutics, Inc.†	4,670	188,575
Veracyte, Inc.†	9,209	310,712
Verastem, Inc.†	4,649	17,480
Vericel Corp.†	5,807	255,740
Veru, Inc.†	15,830	11,956
Verve Therapeutics, Inc.†	8,513	48,780
Vir Biotechnology, Inc.†	10,731	80,375
Viridian Therapeutics, Inc.†	7,499	161,753
Wave Life Sciences, Ltd.†	9,279	127,215
Werewolf Therapeutics, Inc.†	3,653	9,333
X4 Pharmaceuticals, Inc.†	20,137	10,073
XBiotech, Inc.†	2,389	17,344
Xencor, Inc.†	7,121	149,612
XOMA Corp.†	962	29,052
Zentalis Pharmaceuticals, Inc.†	6,848	18,695
Zevra Therapeutics, Inc. †	5,041	41,084
Zura Bio, Ltd.†	5,320	23,408
Zymeworks, Inc.†	6,696	91,735
		25,733,421
Building Materials — 1.9%
American Woodmark Corp.†	1,868	169,446
Apogee Enterprises, Inc.	2,621	196,156
Aspen Aerogels, Inc.†	6,982	124,559
Boise Cascade Co.	4,746	631,360
Caesarstone, Ltd.†	2,480	9,994
Gibraltar Industries, Inc.†	3,665	247,351
Griffon Corp.	4,506	283,337
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
JELD-WEN Holding, Inc.†	10,295	$ 145,777
Knife River Corp.†	6,809	662,652
LSI Industries, Inc.	3,353	54,855
Masterbrand, Inc.†	15,183	272,687
Modine Manufacturing Co.†	6,190	728,996
SmartRent, Inc.†	22,901	38,703
Smith-Midland Corp.†	539	18,542
SPX Technologies, Inc.†	5,395	774,128
Summit Materials, Inc., Class A†	14,512	688,014
Tecnoglass, Inc.	2,692	184,483
UFP Industries, Inc.	7,252	887,210
		6,118,250
Chemicals — 2.0%
AdvanSix, Inc.	3,062	86,869
American Vanguard Corp.	3,022	15,805
Arcadium Lithium PLC†	129,867	699,983
Avient Corp.	10,824	504,507
Balchem Corp.	3,874	648,237
Cabot Corp.	6,496	700,464
Codexis, Inc.†	8,371	26,285
Ecovyst, Inc.†	13,946	92,880
H.B. Fuller Co.	6,563	480,280
Hawkins, Inc.	2,318	247,794
Ingevity Corp.†	4,365	182,413
Innospec, Inc.	2,988	322,047
Intrepid Potash, Inc.†	1,310	32,868
Koppers Holdings, Inc.	2,450	83,325
Kronos Worldwide, Inc.	2,609	30,108
Lightwave Logic, Inc.†	14,389	45,325
Mativ Holdings, Inc.	6,469	99,946
Minerals Technologies, Inc.	3,849	289,791
Northern Technologies International Corp.	943	11,986
Oil-Dri Corp. of America	587	39,828
Orion SA	6,900	103,431
Perimeter Solutions SA†	16,037	212,971
Quaker Chemical Corp.	1,676	254,048
Rayonier Advanced Materials, Inc.†	7,672	61,069
Rogers Corp.†	2,251	225,730
Sensient Technologies Corp.	5,050	381,174
Stepan Co.	2,560	185,190
Tronox Holdings PLC	14,236	172,540
Valhi, Inc.	289	9,841
		6,246,735
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	1,317	274,331
Arch Resources, Inc.	2,106	309,077
CONSOL Energy, Inc.	3,507	388,997
Hallador Energy Co.†	3,033	30,118
NACCO Industries, Inc., Class A	488	15,279
Peabody Energy Corp.	15,160	398,253
Ramaco Resources, Inc.	597	6,101
Ramaco Resources, Inc.	3,179	32,267
SunCoke Energy, Inc.	10,040	103,512
Warrior Met Coal, Inc.	6,213	392,227
		1,950,162
Commercial Services — 4.4%
ABM Industries, Inc.	7,577	402,036
Acacia Research Corp.†	4,524	20,448
Adtalem Global Education, Inc.†	4,493	363,574
AirSculpt Technologies, Inc.†	1,589	9,041
Alarm.com Holdings, Inc.†	5,782	308,354

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Alight, Inc., Class A†	50,829	$ 352,245
Alta Equipment Group, Inc.	3,214	20,891
American Public Education, Inc.†	1,882	28,550
AMN Healthcare Services, Inc.†	4,542	172,323
Arlo Technologies, Inc.†	11,405	115,875
Barrett Business Services, Inc.	3,071	111,139
BrightView Holdings, Inc.†	6,969	114,152
Brink's Co.	5,385	553,524
Cadiz, Inc.†	5,048	15,346
Carriage Services, Inc.	1,637	61,207
Cass Information Systems, Inc.	1,623	67,127
CBIZ, Inc.†	5,743	395,865
Chegg, Inc.†	11,898	19,037
Cimpress PLC†	2,071	142,920
CompoSecure, Inc.	2,949	44,559
CoreCivic, Inc.†	13,219	182,554
Coursera, Inc.†	16,487	114,585
CPI Card Group, Inc.†	583	12,535
CRA International, Inc.	790	143,891
Cross Country Healthcare, Inc.†	3,842	43,837
Custom Truck One Source, Inc.†	6,113	25,002
Deluxe Corp.	5,303	99,484
Distribution Solutions Group, Inc.†	1,258	48,433
DLH Holdings Corp.†	1,016	8,230
Driven Brands Holdings, Inc.†	7,181	106,638
Emerald Holding, Inc.	1,821	7,175
Ennis, Inc.	3,047	62,037
European Wax Center, Inc., Class A†	4,056	29,163
EVERTEC, Inc.	7,728	253,169
First Advantage Corp.†	6,091	110,369
FiscalNote Holdings, Inc.†	7,218	6,568
Flywire Corp.†	14,472	252,102
Forrester Research, Inc.†	1,404	20,597
Franklin Covey Co.†	1,347	53,624
GEO Group, Inc.†	14,891	226,045
Graham Holdings Co., Class B	390	328,887
Green Dot Corp., Class A†	6,371	72,375
Hackett Group, Inc.	3,030	73,690
Healthcare Services Group, Inc.†	8,820	96,755
Heidrick & Struggles International, Inc.	2,413	94,252
Herc Holdings, Inc.	3,373	705,429
Hertz Global Holdings, Inc.†	14,707	40,885
HireQuest, Inc.	661	8,798
Huron Consulting Group, Inc.†	2,105	243,612
ICF International, Inc.	2,236	376,967
Information Services Group, Inc.	4,222	12,962
Insperity, Inc.	4,303	338,947
John Wiley & Sons, Inc., Class A	4,321	213,025
Kelly Services, Inc., Class A	3,713	74,223
Kforce, Inc.	2,237	129,276
Korn Ferry	6,223	439,655
Laureate Education, Inc.	16,075	276,169
Legalzoom.com, Inc.†	16,519	118,606
Lifecore Biomedical, Inc.†	2,707	15,376
Lincoln Educational Services Corp.†	3,129	41,553
LiveRamp Holdings, Inc.†	7,911	198,012
MarketWise, Inc.	4,618	2,678
Marqeta, Inc., Class A†	55,872	316,236
Matthews International Corp., Class A	3,561	82,936
Medifast, Inc.†	1,290	23,710
Mister Car Wash, Inc.†	11,222	84,277
MoneyLion, Inc.†	1,018	43,743
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Monro, Inc.	3,580	$ 98,128
National Research Corp.	1,836	33,287
Payoneer Global, Inc.†	33,942	292,580
Paysafe, Ltd.†	3,861	82,008
Perdoceo Education Corp.	7,852	175,492
Performant Financial Corp.†	8,476	32,972
Priority Technology Holdings, Inc.†	2,174	11,718
PROG Holdings, Inc.	4,980	217,477
Progyny, Inc.†	10,120	152,306
Quad/Graphics, Inc.	3,708	23,546
Remitly Global, Inc.†	17,626	316,915
Repay Holdings Corp.†	10,845	86,272
Resources Connection, Inc.	3,877	31,210
Sezzle, Inc.†	279	59,890
SoundThinking, Inc.†	1,191	12,613
Spire Global, Inc.†	2,673	26,463
Sterling Check Corp.†	3,970	66,418
StoneCo., Ltd., Class A†	34,305	380,785
Strategic Education, Inc.	2,661	231,401
Stride, Inc.†	5,103	476,008
Target Hospitality Corp.†	3,948	29,452
Transcat, Inc.†	1,082	103,407
TriNet Group, Inc.	3,830	325,129
TrueBlue, Inc.†	3,579	26,807
Udemy, Inc.†	11,459	89,839
Universal Technical Institute, Inc.†	4,733	78,757
Upbound Group, Inc.	6,430	188,013
Verra Mobility Corp.†	19,954	518,205
Viad Corp.†	2,450	91,728
Willdan Group, Inc.†	1,508	71,343
ZipRecruiter, Inc., Class A†	8,603	79,750
		13,987,204
Computers — 2.2%
3D Systems Corp.†	15,268	45,804
ASGN, Inc.†	5,408	498,077
Cantaloupe, Inc.†	6,999	62,011
Conduent, Inc.†	18,949	68,216
Corsair Gaming, Inc.†	5,356	34,359
Cricut, Inc.	5,630	37,045
Diebold Nixdorf, Inc.†	3,029	140,182
D-Wave Quantum, Inc.†	10,496	11,126
Everspin Technologies, Inc.†	2,332	14,412
ExlService Holdings, Inc.†	18,837	784,938
Grid Dynamics Holdings, Inc.†	6,845	108,972
Insight Enterprises, Inc.†	3,343	584,757
Integral Ad Science Holding Corp.†	8,660	102,534
Maximus, Inc.	7,311	631,963
Mitek Systems, Inc.†	5,546	47,640
NCR Atleos Corp.†	8,647	226,378
NCR Voyix Corp.†	17,436	223,355
NetScout Systems, Inc.†	8,291	174,360
NextNav, Inc.†	8,990	104,464
OneSpan, Inc.†	4,538	75,694
PAR Technology Corp.†	4,369	257,727
PlayAGS, Inc.†	4,620	53,731
Qualys, Inc.†	4,449	530,499
Rapid7, Inc.†	7,418	299,835
Rekor Systems, Inc.†	8,831	9,272
Rigetti Computing, Inc.†	16,953	22,378
Rimini Street, Inc.†	6,358	11,254
System1, Inc.†	2,807	2,751
Telos Corp.†	6,600	23,166

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Tenable Holdings, Inc.†	14,131	$ 559,729
Thoughtworks Holding, Inc.†	11,990	53,236
TTEC Holdings, Inc.	2,346	12,199
Unisys Corp.†	7,891	54,527
V2X, Inc.†	1,473	90,737
Varonis Systems, Inc.†	13,213	665,539
Velo3D, Inc.†	1	1
WNS Holdings, Ltd.†	5,426	260,394
		6,883,262
Cosmetics/Personal Care — 0.3%
Beauty Health Co.†	8,918	14,403
Edgewell Personal Care Co.	5,896	206,065
Honest Co., Inc.†	9,757	36,296
Inter Parfums, Inc.	2,184	264,417
Olaplex Holdings, Inc.†	16,616	29,576
Prestige Consumer Healthcare, Inc.†	5,936	437,780
Waldencast PLC, Class A†	2,927	10,098
		998,635
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.	2,099	81,546
EVI Industries, Inc.	619	12,306
G-III Apparel Group, Ltd.†	4,845	146,707
Global Industrial Co.	1,632	43,297
H&E Equipment Services, Inc.	3,866	201,998
Hudson Technologies, Inc.†	5,328	40,866
MRC Global, Inc.†	10,100	123,826
OPENLANE, Inc.†	12,869	203,330
Resideo Technologies, Inc.†	17,503	344,284
Rush Enterprises, Inc., Class A	7,291	412,525
Rush Enterprises, Inc., Class B	1,060	51,474
ScanSource, Inc.†	2,942	124,770
ThredUp, Inc., Class A†	9,426	5,811
Titan Machinery, Inc.†	2,477	33,997
VSE Corp.	1,904	195,388
		2,022,125
Diversified Financial Services — 3.7%
AlTi Global, Inc.†	4,041	16,487
Artisan Partners Asset Management, Inc., Class A	7,550	332,955
Atlanticus Holdings Corp.†	661	24,583
B. Riley Financial, Inc.	2,446	14,419
BGC Group, Inc., Class A	43,660	409,094
Bread Financial Holdings, Inc.	5,959	297,056
BrightSphere Investment Group, Inc.	3,312	87,404
Brookfield Business Corp., Class A	3,111	74,073
Burford Capital, Ltd.	24,013	324,175
Cohen & Steers, Inc.	3,296	325,546
Columbia Financial, Inc.†	3,275	55,937
Consumer Portfolio Services, Inc.†	1,018	10,190
Dave, Inc.†	937	36,131
Diamond Hill Investment Group, Inc.	317	47,842
Enact Holdings, Inc.	3,506	119,520
Encore Capital Group, Inc.†	2,808	128,269
Enova International, Inc.†	3,055	265,510
Federal Agricultural Mtg. Corp., Class C	1,096	200,864
First Western Financial, Inc.†	972	18,478
Forge Global Holdings, Inc.†	13,750	15,950
FTAI Aviation, Ltd.	12,173	1,636,538
GCM Grosvenor, Inc., Class A	5,105	58,912
Hamilton Lane, Inc., Class A	4,603	826,883
International Money Express, Inc.†	3,800	66,842
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
LendingClub Corp.†	13,094	$ 185,673
LendingTree, Inc.†	1,195	68,151
Medallion Financial Corp.	2,244	21,228
Moelis & Co., Class A	8,470	562,408
Mr. Cooper Group, Inc.†	7,649	677,319
Navient Corp.	9,467	134,715
Nelnet, Inc., Class A	1,704	192,041
NerdWallet, Inc., Class A†	4,735	69,557
Onity Group, Inc.†	772	22,944
OppFi, Inc.	2,235	11,443
Pagseguro Digital, Ltd.†	22,599	181,696
Paysign, Inc.†	3,946	14,245
PennyMac Financial Services, Inc.	3,204	319,375
Perella Weinberg Partners	6,299	127,429
Piper Sandler Cos.	2,081	590,255
PJT Partners, Inc., Class A	2,828	392,979
PRA Group, Inc.†	4,644	93,623
Radian Group, Inc.	18,161	634,000
Regional Management Corp.	999	28,691
Silvercrest Asset Management Group, Inc., Class A	1,140	19,870
StepStone Group, Inc., Class A	7,449	447,908
StoneX Group, Inc.†	3,282	295,511
SWK Holdings Corp.†	394	6,466
Upstart Holdings, Inc.†	9,231	449,365
Velocity Financial, Inc.†	1,079	20,728
Victory Capital Holdings, Inc., Class A	4,929	295,395
Virtus Investment Partners, Inc.	810	175,260
WisdomTree, Inc.	16,721	173,062
World Acceptance Corp.†	413	47,123
		11,652,118
Electric — 1.4%
ALLETE, Inc.	6,960	444,814
Altus Power, Inc.†	9,094	31,283
Ameresco, Inc., Class A†	3,861	118,803
Avista Corp.	9,382	351,637
Black Hills Corp.	8,221	486,601
Genie Energy, Ltd., Class B	1,547	24,319
Hawaiian Electric Industries, Inc.†	19,855	203,911
MGE Energy, Inc.	4,369	395,351
Northwestern Energy Group, Inc.	7,388	394,962
Ormat Technologies, Inc.	6,469	511,180
Otter Tail Corp.	4,957	389,224
Portland General Electric Co.	12,181	577,379
TXNM Energy, Inc.	10,791	469,840
Unitil Corp.	1,913	110,744
		4,510,048
Electrical Components & Equipment — 0.8%
American Superconductor Corp.†	4,189	102,714
Belden, Inc.	4,858	553,180
ChargePoint Holdings, Inc.†	46,519	55,823
Energizer Holdings, Inc.	8,617	276,347
EnerSys	4,795	464,444
Graham Corp.†	1,228	34,408
Insteel Industries, Inc.	2,243	60,494
nLight, Inc.†	5,512	68,790
Novanta, Inc.†	4,300	732,032
Powell Industries, Inc.	1,120	285,578
Ultralife Corp.†	1,206	10,142
		2,643,952
Electronics — 2.3%
Advanced Energy Industries, Inc.	4,485	486,757

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Allient, Inc.	1,744	$ 30,154
Applied Optoelectronics, Inc.†	4,434	69,259
Atkore, Inc.	4,401	377,430
Atmus Filtration Technologies, Inc.	10,042	391,036
Badger Meter, Inc.	3,522	704,576
Bel Fuse, Inc.	209	21,182
Bel Fuse, Inc., Class B	1,239	93,445
Benchmark Electronics, Inc.	4,277	185,194
CTS Corp.	3,607	178,510
Enovix Corp.†	18,378	165,494
ESCO Technologies, Inc.	3,102	389,425
Evolv Technologies Holdings, Inc.†	15,657	33,663
FARO Technologies, Inc.†	2,297	40,289
GoPro, Inc., Class A†	14,998	20,247
Itron, Inc.†	5,504	615,127
Kimball Electronics, Inc.†	2,936	52,232
Knowles Corp.†	10,425	180,561
Mesa Laboratories, Inc.	618	70,477
MicroVision, Inc.†	24,726	24,973
Mirion Technologies, Inc.†	23,950	354,460
Napco Security Technologies, Inc.	4,219	162,347
NEXTracker, Inc., Class A†	17,284	688,249
NVE Corp.	573	43,187
OSI Systems, Inc.†	1,940	256,487
Plexus Corp.†	3,259	469,622
Sanmina Corp.†	6,437	451,234
Standard BioTools, Inc.†	35,349	69,284
Stoneridge, Inc.†	3,271	22,864
TTM Technologies, Inc.†	12,099	271,502
Turtle Beach Corp.†	2,054	32,802
Vicor Corp.†	2,731	124,834
Vishay Intertechnology, Inc.	15,138	256,741
		7,333,644
Energy-Alternate Sources — 0.4%
Aemetis, Inc.†	4,342	11,593
Array Technologies, Inc.†	18,302	119,512
ASP Isotopes, Inc.†	6,049	42,283
Energy Vault Holdings, Inc.†	12,348	23,091
Fluence Energy, Inc.†	7,296	158,688
Freyr Battery, Inc.†	13,435	13,032
FuelCell Energy, Inc.†	59,796	20,570
FutureFuel Corp.	3,129	18,899
Green Plains, Inc.†	7,636	93,388
Montauk Renewables, Inc.†	7,909	43,737
Plug Power, Inc.†	89,227	174,885
REX American Resources Corp.†	1,847	82,616
Shoals Technologies Group, Inc., Class A†	20,557	111,213
SolarMax Technology, Inc.†	610	570
Stem, Inc.†	18,193	6,868
Sunnova Energy International, Inc.†	13,015	79,001
Sunrun, Inc.†	26,196	378,532
TPI Composites, Inc.†	5,526	18,816
Verde Clean Fuels, Inc.†	393	1,647
		1,398,941
Engineering & Construction — 2.0%
908 Devices, Inc.†	2,844	8,916
Arcosa, Inc.	5,816	544,610
Bowman Consulting Group, Ltd.†	1,598	32,439
Centuri Holdings, Inc.†	1,639	30,764
Concrete Pumping Holdings, Inc.†	2,852	15,829
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Construction Partners, Inc., Class A†	5,145	$ 405,066
Dycom Industries, Inc.†	3,404	593,419
Exponent, Inc.	6,058	571,754
Fluor Corp.†	20,463	1,069,806
Frontdoor, Inc.†	9,407	467,434
Granite Construction, Inc.	5,277	443,532
Great Lakes Dredge & Dock Corp.†	7,904	90,343
IES Holdings, Inc.†	986	215,604
Iteris, Inc.†	5,098	36,655
Latham Group, Inc.†	4,855	31,558
Limbach Holdings, Inc.†	1,224	92,987
Mistras Group, Inc.†	2,514	21,243
MYR Group, Inc.†	1,964	257,284
NV5 Global, Inc.†	6,844	156,385
Orion Group Holdings, Inc.†	3,731	22,796
Primoris Services Corp.	6,406	401,144
Southland Holdings, Inc.†	1,207	3,500
Sterling Infrastructure, Inc.†	3,624	559,727
Tutor Perini Corp.†	5,186	134,421
		6,207,216
Entertainment — 1.0%
Accel Entertainment, Inc.†	6,192	68,360
AMC Entertainment Holdings, Inc., Class A†	40,566	178,085
Atlanta Braves Holdings, Inc., Class A†	1,226	51,565
Atlanta Braves Holdings, Inc., Class C†	6,012	237,534
Bally's Corp.†	2,870	50,081
Cinemark Holdings, Inc.†	13,227	393,503
Everi Holdings, Inc.†	9,471	126,248
Golden Entertainment, Inc.	2,419	71,058
IMAX Corp.†	5,138	124,853
International Game Technology PLC	13,634	277,043
Lions Gate Entertainment Corp., Class A†	7,139	56,398
Lions Gate Entertainment Corp., Class B†	14,917	105,165
Madison Square Garden Entertainment Corp.†	4,688	195,536
Monarch Casino & Resort, Inc.	1,537	120,670
RCI Hospitality Holdings, Inc.	1,016	44,115
Red Rock Resorts, Inc., Class A	5,895	303,357
Reservoir Media, Inc.†	2,333	19,434
Rush Street Interactive, Inc.†	9,111	98,581
Six Flags Entertainment Corp.	11,121	438,279
Super Group SGHC, Ltd.	17,957	73,624
United Parks & Resorts, Inc.†	4,222	222,204
Webtoon Entertainment, Inc.†	1,815	18,876
		3,274,569
Environmental Control — 0.4%
374Water, Inc.†	7,831	12,216
Arq, Inc.†	2,962	17,357
Casella Waste Systems, Inc., Class A†	7,399	724,214
CECO Environmental Corp.†	3,506	83,443
Energy Recovery, Inc.†	6,805	121,537
Enviri Corp.†	9,498	72,755
LanzaTech Global, Inc.†	13,397	22,641
Montrose Environmental Group, Inc.†	3,810	100,470
Perma-Fix Environmental Services, Inc.†	1,741	23,364
Pure Cycle Corp.†	2,489	26,184
PureCycle Technologies, Inc.†	14,773	192,345
Quest Resource Holding Corp.†	2,067	16,123
		1,412,649
Food — 1.6%
B&G Foods, Inc.	9,315	79,364
Beyond Meat, Inc.†	7,159	43,598

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Calavo Growers, Inc.	2,001	$ 53,187
Cal-Maine Foods, Inc.	4,914	431,351
Chefs' Warehouse, Inc.†	4,194	167,424
Hain Celestial Group, Inc.†	10,749	93,839
HF Foods Group, Inc.†	4,772	16,320
Ingles Markets, Inc., Class A	1,736	110,861
J&J Snack Foods Corp.	1,828	300,011
John B. Sanfilippo & Son, Inc.	1,075	88,698
Krispy Kreme, Inc.	10,253	116,577
Lancaster Colony Corp.	2,345	407,092
Lifeway Foods, Inc.†	539	14,343
Mama's Creations, Inc.†	3,944	29,383
Mission Produce, Inc.†	5,208	61,454
Nathan's Famous, Inc.	337	28,386
Natural Grocers by Vitamin Cottage, Inc.	1,118	30,611
Seneca Foods Corp., Class A†	561	34,687
Simply Good Foods Co.†	10,939	368,207
SpartanNash Co.	4,043	85,065
Sprouts Farmers Market, Inc.†	12,073	1,550,535
SunOpta, Inc.†	10,994	71,956
TreeHouse Foods, Inc.†	5,732	208,530
United Natural Foods, Inc.†	7,042	143,234
Utz Brands, Inc.	7,793	134,195
Village Super Market, Inc., Class A	1,044	29,796
Weis Markets, Inc.	1,972	124,019
WK Kellogg Co.	7,862	130,745
		4,953,468
Forest Products & Paper — 0.1%
Sylvamo Corp.	4,215	358,359
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	14,382	590,812
Chesapeake Utilities Corp.	2,650	317,443
New Jersey Resources Corp.	11,775	540,355
Northwest Natural Holding Co.	4,545	176,755
ONE Gas, Inc.	6,751	481,144
RGC Resources, Inc.	989	20,245
Southwest Gas Holdings, Inc.	7,300	534,725
Spire, Inc.	6,809	434,823
		3,096,302
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	3,120	108,482
Enerpac Tool Group Corp.	6,517	287,530
Franklin Electric Co., Inc.	5,429	519,610
Kennametal, Inc.	9,495	240,413
Luxfer Holdings PLC	3,275	47,029
		1,203,064
Healthcare-Products — 3.5%
Accuray, Inc.†	11,492	19,881
Adaptive Biotechnologies Corp.†	13,880	67,179
Akoya Biosciences, Inc.†	3,184	8,963
Alphatec Holdings, Inc.†	12,302	96,571
AngioDynamics, Inc.†	4,571	30,580
Artivion, Inc.†	4,757	125,252
AtriCure, Inc.†	5,673	188,230
Avanos Medical, Inc.†	5,441	101,638
Avita Medical, Inc.†	3,062	30,926
Axogen, Inc.†	5,081	71,134
Axonics, Inc.†	6,106	429,252
BioLife Solutions, Inc.†	4,319	101,065
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Bioventus, Inc., Class A†	4,499	$ 61,051
CareDx, Inc.†	6,059	134,086
Castle Biosciences, Inc.†	3,100	107,477
Cerus Corp.†	21,623	33,948
CONMED Corp.	3,697	252,283
CVRx, Inc.†	1,592	20,887
Embecta Corp.	6,947	97,814
Fractyl Health, Inc.†	4,087	11,505
Glaukos Corp.†	5,864	775,514
Haemonetics Corp.†	6,014	427,956
ICU Medical, Inc.†	2,569	438,605
Inari Medical, Inc.†	6,342	306,953
InfuSystem Holdings, Inc.†	2,382	14,745
Inmode, Ltd.†	9,529	162,755
Inogen, Inc.†	2,841	24,802
Integer Holdings Corp.†	3,996	496,503
Integra LifeSciences Holdings Corp.†	8,107	152,087
iRadimed Corp.	965	47,546
iRhythm Technologies, Inc.†	3,746	271,360
Lantheus Holdings, Inc.†	8,252	906,400
LeMaitre Vascular, Inc.	2,431	214,876
LivaNova PLC†	6,536	337,388
MaxCyte, Inc.†	12,538	44,886
Merit Medical Systems, Inc.†	6,858	676,610
MiMedx Group, Inc.†	14,209	97,332
Nautilus Biotechnology, Inc.†	5,838	15,179
Neogen Corp.†	26,147	373,379
NeuroPace, Inc.†	1,636	10,552
Nevro Corp.†	4,334	23,880
Novocure, Ltd.†	12,762	193,727
OmniAb, Inc.†	11,059	45,231
Omnicell, Inc.†	5,469	266,012
OraSure Technologies, Inc.†	8,649	35,158
Orchestra BioMed Holdings, Inc.†	2,784	14,338
Orthofix Medical, Inc.†	4,039	65,391
OrthoPediatrics Corp.†	1,962	52,052
Pacific Biosciences of California, Inc.†	32,780	71,133
Paragon 28, Inc.†	5,647	29,929
Patterson Cos., Inc.	9,441	198,355
PROCEPT BioRobotics Corp.†	5,076	456,840
Pulmonx Corp.†	4,540	28,375
Pulse Biosciences, Inc.†	2,194	38,241
Quanterix Corp.†	4,306	56,904
Quantum-Si, Inc.†	12,001	8,413
RxSight, Inc.†	4,301	217,889
Sanara Medtech, Inc.†	479	15,807
Semler Scientific, Inc.†	569	16,717
Sera Prognostics, Inc., Class A†	3,308	25,439
SI-BONE, Inc.†	4,878	67,316
STAAR Surgical Co.†	5,929	171,882
Stereotaxis, Inc.†	6,569	12,875
Surmodics, Inc.†	1,652	61,983
Tactile Systems Technology, Inc.†	2,835	41,136
Tandem Diabetes Care, Inc.†	7,761	243,463
TransMedics Group, Inc.†	3,846	315,257
Treace Medical Concepts, Inc.†	5,847	27,247
Twist Bioscience Corp.†	6,894	278,242
UFP Technologies, Inc.†	870	232,290
Utah Medical Products, Inc.	399	25,289
Varex Imaging Corp.†	4,647	61,015
Zimvie, Inc.†	3,238	44,571
Zynex, Inc.†	1,830	15,793
		11,243,340

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 2.0%
Accolade, Inc.†	8,754	$ 27,750
Addus HomeCare Corp.†	2,088	259,789
agilon health, Inc.†	36,969	94,271
Ardent Health Partners LLC†	1,452	25,265
Astrana Health, Inc.†	5,164	277,720
ATI Physical Therapy, Inc.†	1	5
Aveanna Healthcare Holdings, Inc.†	6,263	29,123
Blade Air Mobility, Inc.†	6,954	25,000
BrightSpring Health Services, Inc.†	6,453	96,601
Brookdale Senior Living, Inc.†	22,938	143,821
Community Health Systems, Inc.†	15,044	60,928
Concentra Group Holdings Parent, Inc.†	2,722	55,175
CorVel Corp.†	1,063	316,583
DocGo, Inc.†	12,187	42,776
Enhabit, Inc.†	5,967	41,113
Ensign Group, Inc.	6,652	1,030,993
Fulgent Genetics, Inc.†	2,436	52,252
GeneDx Holdings Corp.†	1,501	122,617
HealthEquity, Inc.†	10,146	864,947
Innovage Holding Corp.†	2,281	13,230
Joint Corp.†	1,305	14,420
LifeStance Health Group, Inc.†	16,715	112,158
ModivCare, Inc.†	1,338	21,635
Nano-X Imaging, Ltd.†	6,499	36,849
National HealthCare Corp.	1,497	173,697
OPKO Health, Inc.†	39,032	58,938
Oscar Health, Inc., Class A†	23,301	391,457
PACS Group, Inc.†	4,732	201,962
Pediatrix Medical Group, Inc. †	10,110	124,555
Pennant Group, Inc.†	3,423	109,433
Quipt Home Medical Corp.†	4,898	12,833
RadNet, Inc.†	7,923	515,312
Select Medical Holdings Corp.	12,974	416,206
Sonida Senior Living, Inc.†	421	11,077
Surgery Partners, Inc.†	9,203	265,046
Teladoc Health, Inc.†	20,400	183,600
U.S. Physical Therapy, Inc.	1,793	143,763
Viemed Healthcare, Inc.†	4,110	35,141
		6,408,041
Home Builders — 2.1%
Beazer Homes USA, Inc.†	3,552	109,260
Cavco Industries, Inc.†	1,004	411,434
Century Communities, Inc.	3,349	296,922
Champion Homes, Inc.†	6,430	567,319
Dream Finders Homes, Inc., Class A†	3,352	100,057
Forestar Group, Inc.†	2,280	71,980
Green Brick Partners, Inc.†	3,729	257,338
Hovnanian Enterprises, Inc., Class A†	596	104,920
Installed Building Products, Inc.	2,872	622,937
KB Home	8,066	633,181
Landsea Homes Corp.†	2,157	22,390
LCI Industries	2,973	330,835
LGI Homes, Inc.†	2,503	254,205
M/I Homes, Inc.†	3,192	483,875
Meritage Homes Corp.	4,305	780,066
Taylor Morrison Home Corp.†	12,263	840,015
Tri Pointe Homes, Inc.†	11,049	446,711
United Homes Group, Inc.†	630	3,396
Winnebago Industries, Inc.	3,390	189,976
		6,526,817
Security Description	Shares or Principal Amount	Value

Home Furnishings — 0.3%
Arhaus, Inc.	6,140	$ 52,067
Daktronics, Inc.†	4,435	57,788
Ethan Allen Interiors, Inc.	2,738	75,760
Flexsteel Industries, Inc.	553	32,196
Hamilton Beach Brands Holding Co., Class A	999	27,622
Hooker Furnishings Corp.	1,271	20,374
iRobot Corp.†	3,409	29,761
Lovesac Co.†	1,701	49,601
MillerKnoll, Inc.	8,360	186,930
Purple Innovation, Inc.†	6,815	6,085
Sleep Number Corp.†	2,584	35,401
Sonos, Inc.†	14,770	185,068
Traeger, Inc.†	4,100	12,710
Vizio Holding Corp., Class A†	10,649	118,523
Xperi, Inc.†	5,390	49,211
		939,097
Household Products/Wares — 0.3%
ACCO Brands Corp.	11,203	54,895
Central Garden & Pet Co.†	1,153	39,548
Central Garden & Pet Co., Class A†	6,252	182,183
Helen of Troy, Ltd.†	2,731	173,828
Quanex Building Products Corp.	5,308	154,251
WD-40 Co.	1,632	427,698
		1,032,403
Housewares — 0.0%
Lifetime Brands, Inc.	1,491	8,588
Insurance — 2.5%
Ambac Financial Group, Inc.†	5,200	58,812
American Coastal Insurance Corp.†	2,896	35,186
AMERISAFE, Inc.	2,283	123,396
Baldwin Insurance Group, Inc.†	7,892	365,084
Bowhead Specialty Holdings, Inc.†	865	25,180
CNO Financial Group, Inc.	12,622	434,197
Crawford & Co., Class A	1,819	20,264
Donegal Group, Inc., Class A	1,853	28,091
Employers Holdings, Inc.	2,960	144,211
Enstar Group, Ltd.†	1,518	489,555
Essent Group, Ltd.	12,506	750,485
F&G Annuities & Life, Inc.	2,229	89,383
Fidelis Insurance Holdings, Ltd.	6,244	107,771
Genworth Financial, Inc.,†	51,592	347,730
GoHealth, Inc.†	540	6,124
Goosehead Insurance, Inc., Class A†	2,694	293,377
Greenlight Capital Re, Ltd., Class A†	3,309	44,605
Hamilton Insurance Group, Ltd., Class B†	4,744	82,640
HCI Group, Inc.	992	112,404
Heritage Insurance Holdings, Inc.†	2,739	28,349
Hippo Holdings, Inc.†	2,364	52,410
Horace Mann Educators Corp.	4,928	183,519
Investors Title Co.	170	39,318
Jackson Financial, Inc., Class A	9,152	914,742
James River Group Holdings, Ltd.	3,754	23,350
Kingsway Financial Services, Inc.†	1,540	13,783
Lemonade, Inc.†	6,179	146,875
Maiden Holdings, Ltd.†	10,548	16,297
MBIA, Inc.	5,348	21,071
Mercury General Corp.	3,209	217,025
NI Holdings, Inc.†	935	14,679
NMI Holdings, Inc., Class A†	9,403	363,708
Palomar Holdings, Inc.†	2,933	263,295
ProAssurance Corp.†	6,104	90,889

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Roadzen, Inc.†	1,813	$ 1,777
Root, Inc., Class A†	1,035	70,784
Safety Insurance Group, Inc.	1,759	137,668
Selective Insurance Group, Inc.	7,290	662,078
Selectquote, Inc.†	16,040	32,080
SiriusPoint, Ltd.†	11,818	155,288
Skyward Specialty Insurance Group, Inc.†	4,451	196,779
Stewart Information Services Corp.	3,243	223,118
Tiptree, Inc.	3,018	61,597
Trupanion, Inc.†	3,949	216,326
United Fire Group, Inc.	2,514	49,375
Universal Insurance Holdings, Inc.	2,870	57,228
		7,811,903
Internet — 1.6%
1-800-Flowers.com, Inc., Class A†	3,097	25,767
1stdibs.com, Inc.†	3,048	12,710
aka Brands Holding Corp.†	75	1,724
AudioEye, Inc.†	854	18,190
Backblaze, Inc.†	4,783	34,533
BARK, Inc.†	15,886	23,035
Beyond, Inc.†	5,468	35,050
Bumble, Inc., Class A†	11,513	81,512
Cardlytics, Inc.†	4,872	20,998
Cargurus, Inc.†	10,583	328,285
Cars.com, Inc.†	7,892	126,193
Cogent Communications Holdings, Inc.	5,278	423,665
Couchbase, Inc.†	4,662	74,918
Despegar.com Corp.†	7,369	106,408
Entravision Communications Corp., Class A	7,369	17,096
ePlus, Inc.†	3,153	280,459
Eventbrite, Inc., Class A†	9,646	30,867
EverQuote, Inc., Class A†	3,008	54,084
Figs, Inc., Class A†	15,571	97,319
fuboTV, Inc.†	35,189	61,229
Gambling.com Group, Ltd.†	2,075	19,982
Getty Images Holdings, Inc.†	12,023	49,895
Grindr, Inc.†	2,942	39,364
Groupon, Inc.†	2,791	28,636
HealthStream, Inc.	2,921	85,395
Hims & Hers Health, Inc.†	22,742	428,232
Innovid Corp.†	12,766	24,383
Lands' End, Inc.†	1,699	26,742
LifeMD, Inc.†	4,245	17,320
Liquidity Services, Inc.†	2,572	55,504
LiveOne, Inc.†	8,983	6,198
Magnite, Inc.†	15,077	188,161
MediaAlpha, Inc., Class A†	3,579	61,308
Mondee Holdings, Inc.†	4,565	5,798
Nerdy, Inc.†	8,724	7,887
Nextdoor Holdings, Inc.†	20,903	50,585
Open Lending Corp.†	12,245	68,572
Opendoor Technologies, Inc.†	74,259	129,953
OptimizeRx Corp.†	2,105	10,988
Q2 Holdings, Inc.†	7,052	597,022
QuinStreet, Inc.†	6,311	132,531
RealReal, Inc.†	11,729	34,014
Revolve Group, Inc.†	4,597	114,098
RumbleON, Inc., Class B†	1,924	9,697
Shutterstock, Inc.	2,993	96,045
Solo Brands, Inc., Class A†	3,374	4,218
Sprinklr, Inc.†	15,173	112,735
Security Description	Shares or Principal Amount	Value

Internet (continued)
Stitch Fix, Inc., Class A†	10,771	$ 33,983
TechTarget, Inc.†	3,097	89,643
TrueCar, Inc.†	10,265	40,136
Tucows, Inc., Class A†	955	17,687
Upwork, Inc.†	14,928	202,424
Vacasa, Inc.†	1,140	2,896
Vivid Seats, Inc., Class A†	9,250	37,648
Yelp, Inc.†	7,860	268,340
Ziff Davis, Inc.†	5,452	252,264
		5,204,326
Investment Companies — 0.9%
Bit Digital, Inc.†	14,362	54,719
Cannae Holdings, Inc.	6,751	134,007
Cipher Mining, Inc.†	21,634	106,656
Cleanspark, Inc.†	27,391	290,618
Compass Diversified Holdings	7,986	173,296
Core Scientific, Inc.†	21,373	284,047
FTAI Infrastructure, Inc.	12,069	97,397
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,475	471,490
Hut 8 Corp.†	9,708	153,289
MARA Holdings, Inc.†	32,767	549,503
NewtekOne, Inc.	2,785	36,428
Riot Platforms, Inc.†	34,186	315,879
Terawulf, Inc.†	27,992	182,508
		2,849,837
Iron/Steel — 0.6%
Carpenter Technology Corp.	5,704	852,748
Commercial Metals Co.	13,869	746,152
Haynes International, Inc.	1,513	91,325
Radius Recycling, Inc.	3,156	51,095
Universal Stainless & Alloy Products, Inc.†	1,044	45,644
		1,786,964
Leisure Time — 0.6%
Acushnet Holdings Corp.	3,474	212,956
Clarus Corp.	3,655	15,388
Escalade, Inc.	1,198	15,610
Global Business Travel Group I†	15,040	114,755
Johnson Outdoors, Inc., Class A	569	17,992
Life Time Group Holdings, Inc.†	7,137	159,012
Lindblad Expeditions Holdings, Inc.†	4,247	40,134
Livewire Group, Inc.†	2,181	12,890
Malibu Boats, Inc., Class A†	2,429	109,014
Marine Products Corp.	1,052	9,899
MasterCraft Boat Holdings, Inc.†	2,013	34,946
OneSpaWorld Holdings, Ltd.	12,040	210,820
Peloton Interactive, Inc., Class A†	40,986	348,381
Sabre Corp.†	45,078	144,250
Topgolf Callaway Brands Corp.†	16,998	165,051
Vista Outdoor, Inc.†	6,987	307,218
Xponential Fitness, Inc., Class A†	2,870	35,157
		1,953,473
Lodging — 0.1%
Full House Resorts, Inc.†	3,932	20,014
Hilton Grand Vacations, Inc.†	8,842	326,093
Marcus Corp.	2,874	54,232
		400,339
Machinery-Construction & Mining — 0.4%
Argan, Inc.	1,485	196,079
Astec Industries, Inc.	2,733	86,855

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Bloom Energy Corp., Class A†	23,837	$ 228,835
Hyster-Yale, Inc.	1,373	87,144
Manitowoc Co., Inc.†	4,173	38,976
NANO Nuclear Energy, Inc.†	482	9,428
Net Power, Inc.†	2,534	22,857
NuScale Power Corp.†	9,490	181,639
Terex Corp.	7,986	412,956
		1,264,769
Machinery-Diversified — 2.0%
Alamo Group, Inc.	1,228	208,195
Albany International Corp., Class A	3,740	254,021
Applied Industrial Technologies, Inc.	4,609	1,067,398
Cactus, Inc., Class A	7,851	465,486
Chart Industries, Inc.†	5,151	621,829
Columbus McKinnon Corp.	3,405	108,313
CSW Industrials, Inc.	1,985	700,904
DXP Enterprises, Inc.†	1,496	73,424
Eastman Kodak Co.†	7,248	34,211
Gencor Industries, Inc.†	1,233	24,561
Gorman-Rupp Co.	2,512	92,818
GrafTech International, Ltd.†	31,022	52,737
Ichor Holdings, Ltd.†	3,961	107,977
Kadant, Inc.	1,405	467,949
Lindsay Corp.	1,298	155,371
Mueller Water Products, Inc., Class A	18,620	402,006
Taylor Devices, Inc.†	285	13,401
Tennant Co.	2,272	198,936
Thermon Group Holdings, Inc.†	3,997	104,761
Twin Disc, Inc.	1,338	15,534
Watts Water Technologies, Inc., Class A	3,283	625,707
Zurn Elkay Water Solutions Corp.	17,263	623,194
		6,418,733
Media — 0.4%
AMC Networks, Inc., Class A†	3,822	30,958
Cable One, Inc.	676	230,894
E.W. Scripps Co., Class A†	7,261	24,361
Gannett Co., Inc.†	17,010	79,777
Gray Television, Inc.	10,254	58,550
iHeartMedia, Inc., Class A†	12,385	24,522
Liberty Latin America, Ltd., Class A†	3,849	37,682
Liberty Latin America, Ltd., Class C†	15,535	150,379
Scholastic Corp.	2,783	69,102
Sinclair, Inc.	3,837	66,265
Sphere Entertainment Co.†	3,183	133,081
TEGNA, Inc.	20,341	334,203
Thryv Holdings, Inc.†	3,813	54,831
Townsquare Media, Inc.	1,571	15,396
Value Line, Inc.	95	4,593
WideOpenWest, Inc.†	5,992	29,900
		1,344,494
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	3,519	268,078
Eastern Co.	623	19,400
Foster (Lb) Co. A†	1,087	20,490
Helios Technologies, Inc.	3,985	183,828
Hillman Solutions Corp.†	23,552	249,651
Janus International Group, Inc.†	17,002	125,135
Mayville Engineering Co., Inc.†	1,524	31,196
Metallus, Inc.†	5,130	72,282
Mueller Industries, Inc.	13,392	1,097,742
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
NN, Inc.†	5,518	$ 17,382
Northwest Pipe Co.†	1,161	52,117
Olympic Steel, Inc.	1,186	42,554
Omega Flex, Inc.	425	21,726
Park-Ohio Holdings Corp.	1,029	29,296
Proto Labs, Inc.†	3,073	84,200
Ryerson Holding Corp.	3,367	73,367
Standex International Corp.	1,394	256,329
Tredegar Corp.†	3,187	24,699
Worthington Enterprises, Inc.	3,771	144,429
Worthington Steel, Inc.	3,900	149,136
Xometry, Inc., Class A†	5,040	99,187
		3,062,224
Mining — 0.9%
Caledonia Mining Corp. PLC	1,970	29,373
Centrus Energy Corp., Class A†	1,690	175,439
Century Aluminum Co.†	6,326	111,654
Coeur Mining, Inc.†	47,348	304,921
Compass Minerals International, Inc.	4,139	50,951
Constellium SE†	15,520	172,272
Contango ORE, Inc.†	1,234	26,543
Critical Metals Corp.†	876	5,414
Dakota Gold Corp.†	8,099	17,737
Encore Energy Corp.†	21,759	85,078
Energy Fuels, Inc.†	22,164	133,427
Hecla Mining Co.	70,401	456,902
i-80 Gold Corp.†	37,942	39,839
Ivanhoe Electric, Inc.†	10,017	101,673
Kaiser Aluminum Corp.	1,915	142,208
Lifezone Metals, Ltd.†	4,376	28,094
Metals Acquisition, Ltd.†	6,455	77,331
Novagold Resources, Inc.†	29,229	101,132
Pan American Silver Corp. CVR†	29,003	13,631
Perpetua Resources Corp.†	4,615	47,188
Piedmont Lithium, Inc.†	2,168	28,401
SSR Mining, Inc.	24,320	150,054
United States Lime & Minerals, Inc.	1,261	142,216
Uranium Energy Corp.†	47,806	354,721
Ur-Energy, Inc.†	40,645	51,619
		2,847,818
Miscellaneous Manufactur — 0.0%
Byrna Technologies, Inc.†	2,072	29,857
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.†	10,750	11,610
Core Molding Technologies, Inc.†	906	13,635
Enpro, Inc.	2,516	366,355
Fabrinet†	4,371	1,053,280
Federal Signal Corp.	7,207	587,875
Hillenbrand, Inc.	8,416	231,861
John Bean Technologies Corp.	3,808	424,287
LSB Industries, Inc.†	6,390	52,398
Materion Corp.	2,467	250,721
Myers Industries, Inc.	4,401	51,844
NL Industries, Inc.	1,007	7,542
Park Aerospace Corp.	2,226	30,118
Sight Sciences, Inc.†	4,210	21,050
Smith & Wesson Brands, Inc.	5,459	70,721
Solidion Technology, Inc.†	1,061	512
Sturm Ruger & Co., Inc.	1,968	77,382
Trinity Industries, Inc.	9,795	335,773
		3,586,964

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,279	$ 104,830
Office Furnishings — 0.2%
CompX International, Inc.	183	5,159
HNI Corp.	5,630	277,446
Interface, Inc.	6,876	120,124
Steelcase, Inc., Class A	11,092	133,437
Virco Mfg. Corp.	1,321	18,533
		554,699
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	19,244	138,749
Xerox Holdings Corp.	13,941	113,898
		252,647
Oil & Gas — 2.6%
Amplify Energy Corp.†	4,699	31,107
Berry Corp.	9,180	46,084
Borr Drilling, Ltd.	28,409	119,034
California Resources Corp.	8,267	429,636
CNX Resources Corp.†	17,718	602,944
Comstock Resources, Inc.	11,073	128,004
Crescent Energy Co., Class A	17,194	213,721
CVR Energy, Inc.	4,094	65,095
Delek US Holdings, Inc.	7,598	119,061
Diversified Energy Co. PLC	5,632	67,584
Empire Petroleum Corp.†	1,717	8,894
Evolution Petroleum Corp.	3,674	18,921
Granite Ridge Resources, Inc.	6,310	37,418
Gulfport Energy Corp.†	1,553	214,997
Helmerich & Payne, Inc.	11,584	389,222
HighPeak Energy, Inc.	1,742	22,298
Kosmos Energy, Ltd.†	56,067	210,812
Magnolia Oil & Gas Corp., Class A	20,755	524,686
Murphy Oil Corp.	17,383	547,217
Nabors Industries, Ltd.†	1,095	81,479
Noble Corp. PLC	16,547	529,173
Northern Oil & Gas, Inc.	11,888	430,940
Par Pacific Holdings, Inc.†	6,703	103,561
Patterson-UTI Energy, Inc.	46,635	357,690
PBF Energy, Inc., Class A	12,448	355,017
Prairie Operating Co.†	502	4,192
PrimeEnergy Resources Corp.†	83	13,691
Riley Exploration Permian, Inc.	1,362	36,379
Ring Energy, Inc.†	17,759	26,283
Sable Offshore Corp.†	6,047	135,211
SandRidge Energy, Inc.	3,854	42,741
Seadrill, Ltd.†	8,214	323,221
Sitio Royalties Corp.	9,677	215,700
SM Energy Co.	13,712	575,493
Talos Energy, Inc.†	17,734	181,242
Transocean, Ltd.†	87,403	379,329
VAALCO Energy, Inc.	12,484	66,665
Valaris, Ltd.†	7,522	380,613
Vital Energy, Inc.†	3,427	93,454
Vitesse Energy, Inc.	2,997	74,535
W&T Offshore, Inc.	11,820	25,177
		8,228,521
Oil & Gas Services — 1.2%
Archrock, Inc.	20,000	400,400
Aris Water Solution, Inc., Class A	3,211	52,982
Atlas Energy Solutions, Inc.	8,141	159,319
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Bristow Group, Inc.†	2,945	$ 97,686
ChampionX Corp.	22,863	645,194
Core Laboratories, Inc.	5,627	106,350
DMC Global, Inc.†	2,350	23,712
DNOW, Inc.†	12,639	149,519
Drilling Tools International Corp.†	1,411	4,727
Expro Group Holdings NV†	11,350	144,713
Forum Energy Technologies, Inc.†	1,405	19,642
Geospace Technologies Corp.†	1,505	16,856
Helix Energy Solutions Group, Inc.†	17,268	159,729
Innovex International, Inc.†	4,100	58,179
Kodiak Gas Services, Inc.	2,415	76,990
Liberty Energy, Inc.	19,349	330,287
Mammoth Energy Services, Inc.†	2,912	12,813
Matrix Service Co.†	3,169	35,588
Natural Gas Services Group, Inc.†	1,285	25,147
Newpark Resources, Inc.†	9,929	66,127
Oceaneering International, Inc.†	12,113	295,557
Oil States International, Inc.†	7,356	34,794
ProFrac Holding Corp., Class A†	2,662	15,852
ProPetro Holding Corp.†	10,570	73,039
Ranger Energy Services, Inc.	1,877	24,363
RPC, Inc.	10,184	57,845
SEACOR Marine Holdings, Inc.†	2,922	19,870
Select Water Solutions, Inc.	10,934	115,900
Solaris Oilfield Infrastructure, Inc., Class A	3,013	39,591
TETRA Technologies, Inc.†	15,045	50,401
Tidewater, Inc.†	5,845	351,109
		3,664,281
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	17,317	63,727
Clearwater Paper Corp.†	1,945	48,995
Greif, Inc., Class A	2,988	186,571
Greif, Inc., Class B	578	38,685
Karat Packaging, Inc.	820	21,894
O-I Glass, Inc.†	18,564	206,246
Pactiv Evergreen, Inc.	4,851	55,010
Ranpak Holdings Corp.†	5,147	31,294
TriMas Corp.	4,865	130,625
		783,047
Pharmaceuticals — 2.9%
ACELYRIN, Inc.†	8,747	49,683
AdaptHealth Corp.†	12,199	125,528
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Agios Pharmaceuticals, Inc.†	6,773	300,924
Akebia Therapeutics, Inc.†	24,929	41,382
Alector, Inc.†	9,671	47,581
Alkermes PLC†	19,640	504,748
Amneal Pharmaceuticals, Inc.†	19,069	161,514
Amphastar Pharmaceuticals, Inc.†	4,610	232,943
Anika Therapeutics, Inc.†	1,575	26,948
Aquestive Therapeutics, Inc.†	8,900	48,861
Arvinas, Inc.†	7,699	203,485
Avadel Pharmaceuticals PLC†	11,076	171,346
Biote Corp.†	3,226	16,453
Catalyst Pharmaceuticals, Inc.†	13,398	292,076
Coherus Biosciences, Inc.†	13,333	9,933
Collegium Pharmaceutical, Inc.†	3,903	133,248
Corbus Pharmaceuticals Holdings, Inc.†	1,239	19,774
Corcept Therapeutics, Inc.†	9,690	474,519
CorMedix, Inc.†	6,582	66,182

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Enanta Pharmaceuticals, Inc.†	2,407	$ 27,067
Enliven Therapeutics, Inc.†	4,218	117,471
Fennec Pharmaceuticals, Inc.†	2,809	12,247
Foghorn Therapeutics, Inc.†	3,027	23,066
Fulcrum Therapeutics, Inc.†	7,436	23,498
Galectin Therapeutics, Inc.†	2,440	6,027
Gyre Therapeutics, Inc.†	836	11,955
Harmony Biosciences Holdings, Inc.†	3,619	116,279
Harrow, Inc.†	3,660	164,920
Herbalife, Ltd.†	11,975	90,411
Heron Therapeutics, Inc.†	14,069	24,480
Ironwood Pharmaceuticals, Inc.†	16,954	66,968
Jounce Therapeutics, Inc. CVR†(1)	4,828	145
KalVista Pharmaceuticals, Inc.†	4,623	47,478
Kura Oncology, Inc.†	8,689	145,280
Longboard Pharmaceuticals, Inc.†	3,876	231,475
Lyell Immunopharma, Inc.†	19,257	18,493
Madrigal Pharmaceuticals, Inc.†	2,102	545,133
MannKind Corp.†	31,777	224,663
MediWound, Ltd.†	939	16,996
Mirum Pharmaceuticals, Inc.†	4,701	180,800
Nature's Sunshine Products, Inc.†	1,544	19,547
Neurogene, Inc.†	1,234	54,308
Ocugen, Inc.†	30,663	27,934
Ocular Therapeutix, Inc.†	18,647	196,353
Option Care Health, Inc.†	20,561	473,725
ORIC Pharmaceuticals, Inc.†	7,378	69,206
Outlook Therapeutics, Inc.†	1,814	10,449
Owens & Minor, Inc.†	9,039	114,886
Pacira BioSciences, Inc.†	5,492	91,167
Phibro Animal Health Corp., Class A	2,447	56,575
Protagonist Therapeutics, Inc.†	7,003	321,018
Regulus Therapeutics, Inc.†	7,568	11,049
Revance Therapeutics, Inc.†	12,476	73,608
Rhythm Pharmaceuticals, Inc.†	6,561	313,157
Scpharmaceuticals, Inc.†	3,402	14,118
SIGA Technologies, Inc.	5,550	40,071
Skye Bioscience, Inc.†	2,064	10,815
Spyre Therapeutics, Inc.†	4,149	134,967
Supernus Pharmaceuticals, Inc.†	6,018	205,033
Telomir Pharmaceuticals, Inc.†	576	2,339
Trevi Therapeutics, Inc.†	7,038	20,727
USANA Health Sciences, Inc.†	1,366	50,460
Vanda Pharmaceuticals, Inc.†	6,831	31,764
Vaxcyte, Inc.†	14,310	1,521,869
Verrica Pharmaceuticals, Inc.†	2,269	3,177
Voyager Therapeutics, Inc.†	5,513	37,654
Xeris Biopharma Holdings, Inc.†	16,804	54,109
Y-mAbs Therapeutics, Inc.†	4,408	63,960
		9,046,025
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	2,051	48,978
Golar LNG, Ltd.	11,860	430,043
Kinetik Holdings, Inc.	4,585	223,152
NextDecade Corp.†	13,856	80,919
		783,092
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	2,026	30,633
Security Description	Shares or Principal Amount	Value

Private Equity (continued)
P10, Inc.	4,886	$ 53,991
Patria Investments, Ltd.	6,591	76,719
		161,343
Real Estate — 0.7%
American Realty Investors, Inc.†	179	2,508
Angel Oak Mtg. REIT, Inc.	1,424	12,844
Anywhere Real Estate, Inc.†	11,762	45,401
Compass, Inc., Class A†	45,486	288,836
Cushman & Wakefield PLC†	27,441	371,826
eXp World Holdings, Inc.	9,819	130,789
FRP Holdings, Inc.†	1,597	46,313
Kennedy-Wilson Holdings, Inc.	13,627	145,673
Legacy Housing Corp.†	1,344	33,331
Marcus & Millichap, Inc.	2,813	106,444
Maui Land & Pineapple Co., Inc.†	911	20,033
McGrath RentCorp	2,925	332,572
Newmark Group, Inc., Class A	16,051	240,604
Offerpad Solutions, Inc.†	1,251	3,766
RE/MAX Holdings, Inc., Class A†	2,145	26,255
Real Brokerage, Inc.†	11,537	62,992
Redfin Corp.†	14,053	145,730
RMR Group, Inc., Class A	1,853	44,602
Sky Harbour Group Corp.†	1,359	15,003
St. Joe Co.	4,321	223,396
Star Holdings†	1,552	19,772
Stratus Properties, Inc.†	670	14,934
Transcontinental Realty Investors, Inc.†	148	4,097
		2,337,721
REITS — 6.5%
Acadia Realty Trust	12,361	302,721
Advanced Flower Capital, Inc.	2,028	19,773
AG Mtg. Investment Trust, Inc.	3,450	25,151
Alexander & Baldwin, Inc.	8,723	162,335
Alexander's, Inc.	257	58,347
Alpine Income Property Trust, Inc.	1,500	26,295
American Assets Trust, Inc.	5,743	154,774
American Healthcare REIT, Inc.	9,866	262,436
Apartment Investment & Management Co., Class A†	17,047	143,877
Apollo Commercial Real Estate Finance, Inc.	17,084	151,877
Apple Hospitality REIT, Inc.	27,321	403,531
Arbor Realty Trust, Inc.	22,070	325,312
Ares Commercial Real Estate Corp.	6,401	40,646
Armada Hoffler Properties, Inc.	7,952	86,120
ARMOUR Residential REIT, Inc.	5,878	110,213
Blackstone Mtg. Trust, Inc., Class A	20,808	378,914
Braemar Hotels & Resorts, Inc.	7,899	22,591
Brandywine Realty Trust	20,311	102,977
BrightSpire Capital, Inc.	15,480	94,118
Broadstone Net Lease, Inc.	22,607	397,657
BRT Apartments Corp.	1,351	21,927
CareTrust REIT, Inc.	17,096	558,526
CBL & Associates Properties, Inc.	2,723	72,023
Centerspace	1,831	127,548
Chatham Lodging Trust	5,772	45,599
Chimera Investment Corp.	9,653	145,760
City Office REIT, Inc.	4,671	23,916
Claros Mtg. Trust, Inc.	10,345	65,070
Clipper Realty, Inc.	1,425	9,377
Community Healthcare Trust, Inc.	3,257	61,101
COPT Defense Properties	13,492	434,442
CTO Realty Growth, Inc.	2,648	51,239

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Curbline Properties Corp.†	11,384	$ 257,620
DiamondRock Hospitality Co.	25,216	216,101
Diversified Healthcare Trust	26,175	93,445
Douglas Emmett, Inc.	19,354	344,308
Dynex Capital, Inc.	8,915	108,852
Easterly Government Properties, Inc.	11,633	157,744
Ellington Financial, Inc.	9,897	119,655
Elme Communities	10,547	177,928
Empire State Realty Trust, Inc., Class A	16,065	170,289
Equity Commonwealth†	12,675	250,838
Essential Properties Realty Trust, Inc.	21,026	666,314
Farmland Partners, Inc.	5,272	61,735
Four Corners Property Trust, Inc.	10,995	303,022
Franklin BSP Realty Trust, Inc.	9,839	128,005
Franklin Street Properties Corp.	11,689	20,690
Getty Realty Corp.	5,929	186,111
Gladstone Commercial Corp.	4,804	75,639
Gladstone Land Corp.	4,027	52,472
Global Medical REIT, Inc.	7,281	66,184
Global Net Lease, Inc.	24,063	187,451
Granite Point Mtg. Trust, Inc.	6,034	17,981
Hudson Pacific Properties, Inc.	16,391	70,809
Independence Realty Trust, Inc.	27,084	531,388
Industrial Logistics Properties Trust	7,824	27,658
Innovative Industrial Properties, Inc.	3,377	436,275
InvenTrust Properties Corp.	8,167	240,518
Invesco Mtg. Capital, Inc.	5,875	47,411
JBG SMITH Properties	10,009	170,153
Kite Realty Group Trust	26,024	668,036
KKR Real Estate Finance Trust, Inc.	7,045	81,652
Ladder Capital Corp.	13,604	155,222
LTC Properties, Inc.	5,147	196,615
LXP Industrial Trust	34,833	328,824
Macerich Co.	25,966	485,564
MFA Financial, Inc.	12,267	150,761
National Health Investors, Inc.	5,016	384,476
NET Lease Office Properties	1,780	53,471
NETSTREIT Corp.	9,319	144,445
New York Mtg. Trust, Inc.	10,875	62,749
NexPoint Diversified Real Estate Trust	4,020	21,507
Nexpoint Real Estate Finance, Inc.	980	14,827
NexPoint Residential Trust, Inc.	2,720	113,288
One Liberty Properties, Inc.	1,902	50,783
Orchid Island Capital, Inc.	8,579	64,943
Orion Office REIT, Inc.	6,728	25,095
Outfront Media, Inc.	17,737	315,009
Paramount Group, Inc.	22,111	107,238
Peakstone Realty Trust	4,376	57,413
Pebblebrook Hotel Trust	14,311	171,446
PennyMac Mtg. Investment Trust	10,414	140,381
Phillips Edison & Co., Inc.	14,715	556,374
Piedmont Office Realty Trust, Inc., Class A	14,796	147,072
Plymouth Industrial REIT, Inc.	4,806	97,658
Postal Realty Trust, Inc., Class A	2,580	37,539
PotlatchDeltic Corp.	9,520	395,746
Ready Capital Corp.	19,367	132,664
Redwood Trust, Inc.	15,779	115,502
Retail Opportunity Investments Corp.	14,854	230,237
RLJ Lodging Trust	18,265	161,645
Ryman Hospitality Properties, Inc.	7,029	752,454
Sabra Health Care REIT, Inc.	27,734	538,040
Safehold, Inc.	6,206	132,064
Security Description	Shares or Principal Amount	Value

REITS (continued)
Saul Centers, Inc.	1,260	$ 49,316
Service Properties Trust	19,771	63,267
Seven Hills Realty Trust	1,532	19,334
SITE Centers Corp.	5,692	90,787
SL Green Realty Corp.	7,836	592,480
Strawberry Fields REIT, Inc.	699	8,849
Summit Hotel Properties, Inc.	12,577	76,971
Sunrise Realty Trust, Inc.	676	9,275
Sunstone Hotel Investors, Inc.	24,376	245,954
Tanger, Inc.	12,760	424,015
Terreno Realty Corp.	11,448	686,308
TPG RE Finance Trust, Inc.	7,147	62,965
Two Harbors Investment Corp.	12,444	143,106
UMH Properties, Inc.	7,768	144,873
Uniti Group, Inc.	28,663	145,321
Universal Health Realty Income Trust	1,541	60,962
Urban Edge Properties	14,666	326,172
Veris Residential, Inc.	9,408	154,950
Whitestone REIT	5,857	80,710
Xenia Hotels & Resorts, Inc.	12,219	173,143
		20,722,287
Retail — 3.9%
Abercrombie & Fitch Co., Class A†	6,028	794,430
Academy Sports & Outdoors, Inc.	8,468	430,682
American Eagle Outfitters, Inc.	21,855	428,139
America's Car-Mart, Inc.†	678	26,469
Arko Corp.	9,647	64,153
Asbury Automotive Group, Inc.†	2,428	553,196
Beacon Roofing Supply, Inc.†	7,633	702,770
Biglari Holdings, Inc., Class B†	87	14,817
BJ's Restaurants, Inc.†	2,269	84,157
Blink Charging Co.†	11,529	22,827
Bloomin' Brands, Inc.	9,464	157,008
BlueLinx Holdings, Inc.†	997	109,132
Boot Barn Holdings, Inc.†	3,546	441,654
Brinker International, Inc.†	5,282	542,514
Buckle, Inc.	3,702	157,557
Build-A-Bear Workshop, Inc.	1,528	58,202
Caleres, Inc.	4,095	122,236
Camping World Holdings, Inc., Class A	5,077	101,845
Cheesecake Factory, Inc.	5,786	267,429
Citi Trends, Inc.†	765	14,451
Clean Energy Fuels Corp.†	20,457	57,893
Cracker Barrel Old Country Store, Inc.	2,651	126,108
Dave & Buster's Entertainment, Inc.†	3,875	143,104
Denny's Corp.†	6,042	38,729
Designer Brands, Inc., Class A	5,093	26,535
Destination XL Group, Inc.†	6,422	17,179
Dine Brands Global, Inc.	1,825	55,553
El Pollo Loco Holdings, Inc.†	3,056	37,344
EVgo, Inc.†	12,070	94,629
First Watch Restaurant Group, Inc.†	3,637	61,811
FirstCash Holdings, Inc.	4,615	477,514
Foot Locker, Inc.	9,998	231,854
Genesco, Inc.†	1,309	33,537
GMS, Inc.†	4,797	431,202
Group 1 Automotive, Inc.	1,587	578,176
GrowGeneration Corp.†	6,881	14,140
Haverty Furniture Cos., Inc.	1,727	38,253
J. Jill, Inc.	664	15,876
Jack in the Box, Inc.	2,352	115,836
Kura Sushi USA, Inc., Class A†	710	70,872

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
La-Z-Boy, Inc.	5,070	$ 192,913
Leslie's, Inc.†	21,539	57,940
MarineMax, Inc.†	2,589	75,418
Movado Group, Inc.	1,809	33,412
National Vision Holdings, Inc.†	9,330	97,032
Nu Skin Enterprises, Inc., Class A	5,945	36,800
ODP Corp.†	4,187	129,923
ONE Group Hospitality, Inc.†	2,496	8,536
OneWater Marine, Inc., Class A†	1,432	31,175
Papa John's International, Inc.	3,985	208,774
Patrick Industries, Inc.	2,589	326,162
PC Connection, Inc.	1,388	88,346
Petco Health & Wellness Co., Inc.†	10,096	43,110
Portillo's, Inc., Class A†	6,473	83,696
Potbelly Corp.†	3,290	24,280
PriceSmart, Inc.	3,005	249,655
Qurate Retail, Inc.†	120	373
Sally Beauty Holdings, Inc.†	12,349	160,537
Savers Value Village, Inc.†	2,804	28,685
Shake Shack, Inc., Class A†	4,557	554,450
Shoe Carnival, Inc.	2,142	73,406
Signet Jewelers, Ltd.	5,119	469,310
Sonic Automotive, Inc., Class A	1,745	98,994
Sweetgreen, Inc., Class A†	11,837	427,316
Tile Shop Holdings, Inc.†	3,433	22,692
Tilly's, Inc., Class A†	1,775	7,136
Urban Outfitters, Inc.†	7,678	276,024
Vera Bradley, Inc.†	3,073	15,396
Victoria's Secret & Co.†	9,405	284,595
Warby Parker, Inc., Class A†	10,450	176,918
Winmark Corp.	350	130,512
Zumiez, Inc.†	1,968	40,541
		12,213,870
Savings & Loans — 1.1%
Axos Financial, Inc.†	6,549	443,498
Banc of California, Inc.	16,656	255,836
Berkshire Hills Bancorp, Inc.	5,145	140,098
Brookline Bancorp, Inc.	10,573	118,946
Capitol Federal Financial, Inc.	14,867	95,818
Essa Bancorp, Inc.	1,005	18,914
First Financial Northwest, Inc.	840	18,900
Flagstar Financial, Inc.	30,393	307,577
Flushing Financial Corp.	3,301	51,743
FS Bancorp, Inc.	798	34,920
Greene County Bancorp, Inc.	839	23,492
Hingham Institution for Savings	188	47,662
Home Bancorp, Inc.	844	39,795
HomeTrust Bancshares, Inc.	1,766	58,543
Northfield Bancorp, Inc.	4,703	55,354
Northwest Bancshares, Inc.	15,271	202,952
OceanFirst Financial Corp.	6,894	125,471
Pacific Premier Bancorp, Inc.	11,483	292,931
Provident Financial Services, Inc.	15,089	281,863
Southern Missouri Bancorp, Inc.	1,139	67,543
Timberland Bancorp, Inc.	903	26,079
WaFd, Inc.	8,004	271,976
WaterStone Financial, Inc.	1,927	28,404
WSFS Financial Corp.	7,087	348,468
		3,356,783
Security Description	Shares or Principal Amount	Value

Semiconductors — 1.9%
ACM Research, Inc., Class A†	6,105	$ 114,743
Aehr Test Systems†	3,315	46,675
Alpha & Omega Semiconductor, Ltd.†	2,822	93,239
Ambarella, Inc.†	4,541	255,159
Arteris, Inc.†	3,307	22,521
Axcelis Technologies, Inc.†	3,904	333,050
CEVA, Inc.†	2,794	65,198
Cohu, Inc.†	5,547	138,231
Diodes, Inc.†	5,466	319,652
FormFactor, Inc.†	9,278	352,378
GCT Semiconductor Holding, Inc.†	907	2,095
Impinj, Inc.†	2,748	522,092
Kulicke & Soffa Industries, Inc.	6,472	290,334
MaxLinear, Inc.†	9,566	124,071
Navitas Semiconductor Corp.†	15,120	37,346
Ouster, Inc.†	5,185	34,377
Photronics, Inc.†	7,386	168,401
Power Integrations, Inc.	6,783	409,897
QuickLogic Corp.†	1,652	12,258
Rambus, Inc.†	13,045	623,812
Richardson Electronics, Ltd.	1,472	20,225
Semtech Corp.†	7,765	343,135
Silicon Laboratories, Inc.†	3,841	398,926
SiTime Corp.†	2,203	372,329
SkyWater Technology, Inc.†	3,264	32,020
SMART Global Holdings, Inc.†	6,241	93,927
Synaptics, Inc.†	4,671	320,758
Ultra Clean Holdings, Inc.†	5,304	177,419
Veeco Instruments, Inc.†	6,661	191,704
Vishay Precision Group, Inc.†	1,452	33,701
		5,949,673
Software — 5.1%
8x8, Inc.†	15,319	34,161
ACI Worldwide, Inc.†	12,639	621,839
ACV Auctions, Inc., Class A†	17,733	306,604
Adeia, Inc.	13,039	162,075
Agilysys, Inc.†	2,701	270,208
Airship AI Holdings, Inc.†	860	1,634
Alignment Healthcare, Inc.†	11,994	148,726
Alkami Technology, Inc.†	5,358	196,156
Altair Engineering, Inc., Class A†	6,851	712,435
Amplitude, Inc., Class A†	9,154	82,294
Appian Corp., Class A†	4,827	172,565
Asana, Inc., Class A†	9,738	116,272
Asure Software, Inc.†	2,839	28,163
AvePoint, Inc.†	15,208	184,625
AvidXchange Holdings, Inc.†	20,828	171,623
Bandwidth, Inc., Class A†	2,961	57,739
BigBear.ai Holdings, Inc.†	12,175	19,358
BigCommerce Holdings, Inc., Series 1†	8,450	44,278
Blackbaud, Inc.†	4,947	373,548
BlackLine, Inc.†	6,917	382,994
Blend Labs, Inc., Class A†	27,669	100,438
Box, Inc., Class A†	16,877	536,014
Braze, Inc., Class A†	7,901	248,565
C3.ai, Inc., Class A†	10,137	249,674
Cerence, Inc.†	4,930	15,012
Clear Secure, Inc., Class A	10,521	386,962
Clearwater Analytics Holdings, Inc., Class A†	18,185	474,810
Climb Global Solutions, Inc.	504	51,605
CommVault Systems, Inc.†	5,231	817,030
Consensus Cloud Solutions, Inc.†	2,160	47,909

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CS Disco, Inc.†	3,484	$ 20,486
CSG Systems International, Inc.	3,547	165,326
Daily Journal Corp.†	166	80,510
Definitive Healthcare Corp.†	6,390	26,519
Digi International, Inc.†	4,281	124,021
Digimarc Corp.†	1,818	56,322
Digital Turbine, Inc.†	11,499	36,797
DigitalOcean Holdings, Inc.†	7,865	311,297
Domo, Inc., Class B†	4,053	32,221
Donnelley Financial Solutions, Inc.†	3,093	180,446
E2open Parent Holdings, Inc.†	24,522	71,849
eGain Corp.†	2,325	11,439
Enfusion, Inc., Class A†	5,867	52,275
Envestnet, Inc.†	6,073	381,263
EverCommerce, Inc.†	2,558	26,910
Evolent Health, Inc., Class A†	13,834	323,024
Fastly, Inc., Class A†	15,441	111,638
Freshworks, Inc.†	24,780	289,926
GigaCloud Technology, Inc.†	2,813	64,052
Golden Matrix Group, Inc.†	2,422	6,079
Health Catalyst, Inc.†	7,001	54,398
I3 Verticals, Inc., Class A†	2,710	62,303
IBEX Holdings, Ltd.†	1,053	18,912
Ibotta, Inc., Class A†	913	66,914
iLearningEngines Holdings, Inc.†	3,513	5,270
Immersion Corp.	3,625	30,559
Innodata, Inc.†	3,241	65,177
Inspired Entertainment, Inc.†	2,629	25,081
Instructure Holdings, Inc.†	2,647	62,310
Intapp, Inc.†	4,678	234,695
IonQ, Inc.†	23,775	357,338
Jamf Holding Corp.†	9,816	163,338
Kaltura, Inc.†	11,519	14,629
Life360, Inc.†	696	29,838
Logility Supply Chain Solutions, Inc.	3,766	39,731
Matterport, Inc.†	31,812	145,063
MeridianLink, Inc.†	3,232	70,975
N-able, Inc.†	8,562	104,713
Olo, Inc., Class A†	12,554	62,896
ON24, Inc.†	3,305	19,995
Outbrain, Inc.†	4,622	19,828
Pagaya Technologies, Ltd., Class A†	5,603	64,547
PagerDuty, Inc.†	11,024	199,093
PDF Solutions, Inc.†	3,730	105,634
Phreesia, Inc.†	6,632	121,299
Planet Labs PBC†	25,591	56,556
Playstudios, Inc.†	10,550	14,032
Porch Group, Inc.†	9,343	20,274
Privia Health Group, Inc.†	12,226	224,469
Progress Software Corp.	5,093	326,410
PROS Holdings, Inc.†	5,480	108,504
PubMatic, Inc., Class A†	5,011	73,687
Rackspace Technology, Inc.†	8,011	19,106
Red Violet, Inc.†	1,322	39,766
ReposiTrak, Inc.	1,405	27,046
Sapiens International Corp. NV	3,689	136,050
Schrodinger, Inc.†	6,664	117,253
SEMrush Holdings, Inc.†	4,347	56,989
Silvaco Group, Inc.†	726	4,538
Simulations Plus, Inc.	1,903	51,800
SolarWinds Corp.	6,522	85,308
SoundHound AI, Inc.†	35,041	176,256
Security Description	Shares or Principal Amount	Value

Software (continued)
Sprout Social, Inc., Class A†	5,920	$ 156,821
SPS Commerce, Inc.†	4,459	735,735
Talkspace, Inc.†	14,732	46,111
Verint Systems, Inc.†	7,323	155,980
Vertex, Inc., Class A†	6,504	269,981
Viant Technology, Inc., Class A†	1,863	21,741
Vimeo, Inc.†	17,746	84,648
Waystar Holding Corp.†	5,173	147,586
Weave Communications, Inc.†	4,691	65,768
WM Technology, Inc.†	10,125	7,848
Workiva, Inc.†	6,053	482,787
Yext, Inc.†	12,561	90,942
Zeta Global Holdings Corp., Class A†	21,419	592,878
Zuora, Inc., Class A†	16,727	165,597
		16,094,719
Telecommunications — 1.8%
A10 Networks, Inc.	8,495	124,452
ADTRAN Holdings, Inc.†	9,437	57,330
Anterix, Inc.†	1,222	39,691
Applied Digital Corp.†	14,091	95,255
AST SpaceMobile, Inc.†	16,054	382,246
ATN International, Inc.	1,268	26,577
Aviat Networks, Inc.†	1,364	27,894
BlackSky Technology, Inc.†	1,617	10,219
Calix, Inc.†	7,045	249,252
Clearfield, Inc.†	1,447	51,991
CommScope Holding Co., Inc.†	25,296	170,242
Consolidated Communications Holdings, Inc.†	9,207	42,674
Credo Technology Group Holding, Ltd.†	15,431	581,749
DigitalBridge Group, Inc.	19,051	298,910
EchoStar Corp., Class A†	14,589	365,600
Extreme Networks, Inc.†	15,055	224,771
Globalstar, Inc.†	87,423	91,794
Gogo, Inc.†	7,763	50,848
Harmonic, Inc.†	13,237	146,798
IDT Corp., Class B	1,848	86,727
Infinera Corp.†	24,257	163,007
InterDigital, Inc.	3,031	455,984
Lumen Technologies, Inc.†	121,301	775,113
NETGEAR, Inc.†	3,386	74,221
Ooma, Inc.†	2,960	35,402
Powerfleet, Inc.†	11,322	56,950
Preformed Line Products Co.	291	35,793
Ribbon Communications, Inc.†	10,970	39,053
Shenandoah Telecommunications Co.	5,837	80,784
Spok Holdings, Inc.	2,192	34,129
Telephone & Data Systems, Inc.	11,821	351,675
Viasat, Inc.†	14,826	142,330
Viavi Solutions, Inc.†	26,387	243,288
		5,612,749
Textiles — 0.1%
UniFirst Corp.	1,804	324,377
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,744	44,329
JAKKS Pacific, Inc.†	957	30,193
		74,522
Transportation — 1.4%
Air Transport Services Group, Inc.†	6,142	105,888
ArcBest Corp.	2,822	293,996
Ardmore Shipping Corp.	4,969	70,113

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Costamare, Inc.	5,146	$ 70,037
Covenant Logistics Group, Inc.	970	49,082
CryoPort, Inc.†	5,213	34,719
DHT Holdings, Inc.	16,176	166,936
Dorian LPG, Ltd.	4,357	125,699
FLEX LNG, Ltd.	3,659	89,645
Forward Air Corp.	3,001	106,025
Genco Shipping & Trading, Ltd.	5,055	79,566
Golden Ocean Group, Ltd.	14,582	156,319
Heartland Express, Inc.	5,588	60,378
Himalaya Shipping, Ltd.	3,565	23,386
Hub Group, Inc., Class A	7,316	317,441
International Seaways, Inc.	4,841	210,777
Marten Transport, Ltd.	6,960	107,741
Matson, Inc.	4,076	631,332
Nordic American Tankers, Ltd.	24,428	79,880
P.A.M. Transportation Services, Inc.†	715	11,068
Pangaea Logistics Solutions, Ltd.	3,756	24,114
Proficient Auto Logistics, Inc.†	1,812	14,840
Radiant Logistics, Inc.†	4,257	28,309
RXO, Inc.†	16,258	458,313
Safe Bulkers, Inc.	7,237	30,323
Scorpio Tankers, Inc.	5,614	327,128
SFL Corp., Ltd.	14,271	151,415
Teekay Corp., Ltd.†	6,856	57,385
Teekay Tankers, Ltd.	2,876	137,128
Universal Logistics Holdings, Inc.	816	34,305
Werner Enterprises, Inc.	7,392	272,691
World Kinect Corp.	6,961	182,030
		4,508,009
Trucking & Leasing — 0.3%
GATX Corp.	4,277	589,199
Greenbrier Cos., Inc.	3,677	217,936
Willis Lease Finance Corp.	342	62,015
		869,150
Water — 0.4%
American States Water Co.	4,468	368,431
California Water Service Group	6,937	360,447
Consolidated Water Co., Ltd.	1,799	42,744
Global Water Resources, Inc.	1,386	17,311
Middlesex Water Co.	2,117	129,539
SJW Group	3,943	219,467
York Water Co.	1,716	60,352
		1,198,291
Total Common Stocks (cost $276,143,976)		315,011,386
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Russell 2000 ETF (cost $1,231,467)	6,100	$ 1,328,336
ESCROWS AND LITIGATION TRUSTS — 0.0%
Empire Resorts, Inc.†(1) (cost $0)	394	0
WARRANTS — 0.0%
Chemicals — 0.0%
Danimer Scientific, Inc. Expires 07/15/2025†	3,286	493
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2025†	269	1,345
Nabors Industries, Ltd. Expires 06/11/2026†	304	1,636
		2,981
Total Warrants (cost $0)		3,474
Total Long-Term Investment Securities (cost $277,375,443)		316,343,196
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.52%, 01/16/2025(2) (cost $227,805)	$230,000	227,836
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 10/31/2024, to be repurchased 11/01/2024 in the amount of $938,457 and collateralized by $959,700 of United States Treasury Inflation Indexed Notes, bearing interest at 1.38% due 07/15/2033 and having an approximate value of $957,243 (cost $938,417)	938,417	938,417
TOTAL INVESTMENTS (cost $278,541,665)	100.1%	317,509,449
Other assets less liabilities	(0.1)	(304,093)
NET ASSETS	100.0%	$317,205,356
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
13	Long	E-Mini Russell 2000 Index	December 2024	$1,434,252	$1,435,590	$1,338
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$25,697,433	$26,830	$9,158	$25,733,421
Pharmaceuticals	9,045,880	—	145	9,046,025
Other Industries	280,231,940	—	—	280,231,940
Unaffiliated Investment Companies	1,328,336	—	—	1,328,336
Escrows and Litigation Trusts	—	—	0	0
Warrants	3,474	—	—	3,474
Short-Term Investments	—	227,836	—	227,836
Repurchase Agreements	—	938,417	—	938,417
Total Investments at Value	$316,307,063	$1,193,083	$9,303	$317,509,449
Other Financial Instruments:†
Futures Contracts	$1,338	$—	$—	$1,338
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.6%
Advertising — 0.2%
Trade Desk, Inc., Class A†	4,121	$ 495,386
WPP PLC	82,489	868,862
		1,364,248
Aerospace/Defense — 1.9%
Boeing Co.†	7,689	1,148,045
Curtiss-Wright Corp.	474	163,511
General Dynamics Corp.	2,991	872,205
General Electric Co.	26,457	4,544,783
HEICO Corp., Class A	867	166,473
Howmet Aerospace, Inc.	13,332	1,329,467
L3Harris Technologies, Inc.	4,994	1,235,865
Loar Holdings, Inc.†	1,100	94,798
Lockheed Martin Corp.	118	64,434
Melrose Industries PLC	135,954	843,676
Moog, Inc., Class A	403	76,006
Northrop Grumman Corp.	3,502	1,782,588
RTX Corp.	1,430	173,016
Safran SA	4,977	1,129,195
Spirit AeroSystems Holdings, Inc., Class A†	4,436	143,593
TransDigm Group, Inc.	370	481,851
		14,249,506
Agriculture — 0.3%
Altria Group, Inc.	1,383	75,318
Philip Morris International, Inc.	12,490	1,657,423
Wilmar International, Ltd.	243,400	588,748
		2,321,489
Airlines — 0.0%
American Airlines Group, Inc.†	4,729	63,369
Delta Air Lines, Inc.	1,255	71,811
United Airlines Holdings, Inc.†	1,021	79,903
		215,083
Apparel — 0.2%
Crocs, Inc.†	419	45,177
Deckers Outdoor Corp.†	362	58,242
Kering SA	1,407	350,677
NIKE, Inc., Class B	6,777	522,710
Oxford Industries, Inc.	278	20,188
Samsonite International SA*	100,800	236,716
Skechers USA, Inc., Class A†	2,201	135,274
Tapestry, Inc.	1,764	83,702
VF Corp.	8,228	170,402
		1,623,088
Auto Manufacturers — 1.0%
Cummins, Inc.	4,779	1,572,195
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	6,845	481,440
Honda Motor Co., Ltd.	25,200	252,809
Rivian Automotive, Inc., Class A†	9,690	97,869
Suzuki Motor Corp.	48,900	482,233
Tesla, Inc.†	14,214	3,551,368
Toyota Motor Corp.	75,600	1,303,184
		7,741,098
Auto Parts & Equipment — 0.3%
Adient PLC†	1,615	31,541
Autoliv, Inc.	1,587	147,401
Autoliv, Inc. SDR	6,653	623,353
Denso Corp.	50,400	717,087
Dorman Products, Inc.†	415	47,322
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dowlais Group PLC	158,732	$ 100,172
Magna International, Inc.	12,428	490,533
Standard Motor Products, Inc.	1,306	42,040
Stanley Electric Co., Ltd.	14,000	239,274
		2,438,723
Banks — 4.7%
ANZ Group Holdings, Ltd.	27,397	556,979
Bancorp, Inc.†	1,997	100,369
Bank of America Corp.	114,530	4,789,645
Bank of New York Mellon Corp.	2,426	182,823
BankUnited, Inc.	2,157	76,228
BNP Paribas SA	9,386	641,187
Citigroup, Inc.	16,987	1,090,056
Commerce Bancshares, Inc.	1,703	106,438
Cullen/Frost Bankers, Inc.	711	90,546
DBS Group Holdings, Ltd.	23,800	684,945
Dime Community Bancshares, Inc.	780	23,455
DNB Bank ASA	67,272	1,390,057
East West Bancorp, Inc.	4,954	482,965
Fifth Third Bancorp	3,275	143,052
First BanCorp/Puerto Rico	8,211	158,308
First Citizens BancShares, Inc., Class A	43	83,306
First Financial Bankshares, Inc.	2,632	95,120
FNB Corp.	5,678	82,331
Glacier Bancorp, Inc.	2,078	108,368
Goldman Sachs Group, Inc.	3,951	2,045,788
HDFC Bank, Ltd. ADR	10,885	686,082
Hilltop Holdings, Inc.	2,777	85,060
Home BancShares, Inc.	3,886	106,049
Huntington Bancshares, Inc.	29,490	459,749
ING Groep NV	77,438	1,314,487
Intesa Sanpaolo SpA	149,275	639,910
JPMorgan Chase & Co.	34,411	7,636,489
KeyCorp	40,941	706,232
Macquarie Group, Ltd.	4,601	694,407
Mitsubishi UFJ Financial Group, Inc.	98,600	1,029,343
Morgan Stanley	17,542	2,039,257
National Bank of Canada	11,422	1,089,411
OFG Bancorp	2,547	102,568
Pathward Financial, Inc.	1,285	90,927
Pinnacle Financial Partners, Inc.	1,129	119,053
PNC Financial Services Group, Inc.	486	91,499
Popular, Inc.	2,704	241,278
Prosperity Bancshares, Inc.	1,623	118,804
SouthState Corp.	1,145	111,672
Standard Chartered PLC	74,168	855,466
State Street Corp.	1,142	105,978
Sumitomo Mitsui Trust Group, Inc.	15,800	348,555
Svenska Handelsbanken AB, Class A	37,993	395,295
Truist Financial Corp.	877	37,755
UniCredit SpA	17,143	759,488
United Bankshares, Inc.	3,005	113,228
United Overseas Bank, Ltd.	39,300	946,433
US Bancorp	2,975	143,722
Webster Financial Corp.	3,972	205,750
Wells Fargo & Co.	18,161	1,179,012
Western Alliance Bancorp	3,159	262,860
Zions Bancorp NA	2,270	118,176
		35,765,961
Beverages — 1.2%
Boston Beer Co., Inc., Class A†	120	34,928

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Celsius Holdings, Inc.†	3,346	$ 100,648
Coca-Cola Co.	59,596	3,892,215
Constellation Brands, Inc., Class A	1,520	353,157
Diageo PLC	22,447	699,892
Heineken NV	9,756	800,327
Keurig Dr Pepper, Inc.	43,974	1,448,943
Kirin Holdings Co., Ltd.	17,100	251,116
Monster Beverage Corp.†	1,750	92,190
PepsiCo, Inc.	7,084	1,176,511
		8,849,927
Biotechnology — 0.7%
ACADIA Pharmaceuticals, Inc.†	2,558	37,321
Akero Therapeutics, Inc.†	2,135	65,822
Alnylam Pharmaceuticals, Inc.†	1,033	275,387
Amgen, Inc.	1,546	494,967
Apogee Therapeutics, Inc.†	545	28,362
Argenx SE ADR†	1,091	639,653
Avidity Biosciences, Inc.†	2,030	85,788
BeiGene, Ltd. ADR†	292	59,171
Biogen, Inc.†	557	96,918
Biohaven, Ltd.†	1,529	76,083
Blueprint Medicines Corp.†	1,413	123,652
Cargo Therapeutics, Inc.†	1,684	32,838
Celldex Therapeutics, Inc.†	1,478	38,517
Crinetics Pharmaceuticals, Inc.†	1,364	76,329
Denali Therapeutics, Inc.†	1,205	31,282
EyePoint Pharmaceuticals, Inc.†	3,235	38,044
Genmab A/S†	1,545	344,806
Gilead Sciences, Inc.	1,955	173,643
Guardant Health, Inc.†	2,502	54,744
Ideaya Biosciences, Inc.†	1,099	30,937
IGM Biosciences, Inc.†	2,084	35,720
Illumina, Inc.†	977	140,825
Insmed, Inc.†	3,217	216,440
Intellia Therapeutics, Inc.†	1,420	20,192
Ionis Pharmaceuticals, Inc.†	1,676	64,342
Kymera Therapeutics, Inc.†	2,252	103,975
Nurix Therapeutics, Inc.†	1,321	32,470
Pliant Therapeutics Inc†	6,073	85,447
Praxis Precision Medicines, Inc.†	715	50,043
Prothena Corp. PLC†	1,748	29,716
Regeneron Pharmaceuticals, Inc.†	550	461,010
Relay Therapeutics, Inc.†	6,121	34,492
Replimune Group, Inc.†	5,249	61,728
REVOLUTION Medicines, Inc.†	2,392	127,972
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Rocket Pharmaceuticals, Inc.†	1,785	29,720
Royalty Pharma PLC, Class A	1,367	36,909
Sarepta Therapeutics, Inc.†	273	34,398
Scholar Rock Holding Corp.†	2,157	61,345
Soleno Therapeutics, Inc.†	751	41,350
SpringWorks Therapeutics, Inc.†	1,307	39,380
Ultragenyx Pharmaceutical, Inc.†	1,596	81,380
United Therapeutics Corp.†	171	63,949
Vera Therapeutics, Inc.†	1,327	53,584
Vertex Pharmaceuticals, Inc.†	450	214,191
Wave Life Sciences, Ltd.†	5,257	72,073
Xencor, Inc.†	2,971	62,421
		5,059,336
Security Description	Shares or Principal Amount	Value

Building Materials — 0.6%
Armstrong World Industries, Inc.	905	$ 126,293
AZEK Co., Inc.†	3,092	136,048
Carrier Global Corp.	3,272	237,940
CRH PLC	4,549	434,111
Gibraltar Industries, Inc.†	969	65,398
Griffon Corp.	1,487	93,503
JELD-WEN Holding, Inc.†	3,176	44,972
Johnson Controls International PLC	1,240	93,682
Lennox International, Inc.	390	235,002
Louisiana-Pacific Corp.	1,207	119,372
Martin Marietta Materials, Inc.	1,100	651,574
Owens Corning	2,374	419,699
Summit Materials, Inc., Class A†	3,361	159,345
Trane Technologies PLC	2,576	953,532
Trex Co., Inc.†	1,863	131,994
Vulcan Materials Co.	537	147,100
West Fraser Timber Co., Ltd.	1,367	123,577
		4,173,142
Chemicals — 1.6%
Air Liquide SA	5,932	1,062,985
Akzo Nobel NV	7,921	505,374
Asahi Kasei Corp.	43,900	302,197
Axalta Coating Systems, Ltd.†	1,670	63,326
BASF SE	10,290	499,814
CF Industries Holdings, Inc.	1,411	116,027
Covestro AG*†	8,494	537,600
Element Solutions, Inc.	4,284	116,096
H.B. Fuller Co.	1,017	74,424
Huntsman Corp.	3,456	76,032
Johnson Matthey PLC	19,585	375,890
Koppers Holdings, Inc.	760	25,848
Linde PLC	8,078	3,684,780
Minerals Technologies, Inc.	768	57,823
Mosaic Co.	21,083	564,181
NewMarket Corp.	163	85,570
RPM International, Inc.	5,025	638,728
Sherwin-Williams Co.	8,679	3,113,765
Tronox Holdings PLC	2,451	29,706
Umicore SA	15,638	185,598
		12,115,764
Coal — 0.0%
Warrior Met Coal, Inc.	2,024	127,775
Commercial Services — 1.5%
Adyen NV*†	348	529,357
API Group Corp.†	4,761	162,540
Ashtead Group PLC	3,669	276,289
Automatic Data Processing, Inc.	2,250	650,790
Avis Budget Group, Inc.	333	27,639
Block, Inc.†	4,387	317,268
Booz Allen Hamilton Holding Corp.	1,804	327,715
Bright Horizons Family Solutions, Inc.†	1,497	199,805
Cintas Corp.	2,062	424,380
CoreCivic, Inc.†	3,268	45,131
Corpay, Inc.†	3,359	1,107,529
Edenred SE	8,478	273,628
Element Fleet Management Corp.	57,298	1,172,421
Equifax, Inc.	2,035	539,316
Euronet Worldwide, Inc.†	558	54,946
First Advantage Corp.†	1,290	23,375
FTI Consulting, Inc.†	736	143,579
GEO Group, Inc.†	4,992	75,778

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Global Payments, Inc.	1,587	$ 164,588
Grand Canyon Education, Inc.†	496	68,006
Green Dot Corp., Class A†	3,622	41,146
Gusto, Inc.†(1)(2)	775	14,407
GXO Logistics, Inc.†	844	50,480
Huron Consulting Group, Inc.†	612	70,827
John Wiley & Sons, Inc., Class A	753	37,123
Korn Ferry	726	51,292
Matthews International Corp., Class A	1,941	45,206
Moody's Corp.	165	74,917
Morningstar, Inc.	500	164,025
Paylocity Holding Corp.†	924	170,543
Payoneer Global, Inc.†	17,224	148,471
PROG Holdings, Inc.	1,233	53,845
Recruit Holdings Co., Ltd.	15,200	932,093
S&P Global, Inc.	2,948	1,416,101
Service Corp. International	1,029	84,018
Strategic Education, Inc.	954	82,960
TechnoPro Holdings, Inc.	23,100	411,593
Toast, Inc., Class A†	4,240	127,327
TransUnion	2,544	257,707
Valvoline, Inc.†	2,838	114,315
Verisk Analytics, Inc.	470	129,118
Verra Mobility Corp.†	4,752	123,409
Vestis Corp.	1,073	14,507
WillScot Holdings Corp.†	4,320	143,165
		11,342,675
Computer Graphics — 0.0%
Canva, Inc.(1)(2)	42	55,587
Computers — 3.7%
Accenture PLC, Class A	6,430	2,217,193
Apple, Inc.	103,141	23,300,583
Crowdstrike Holdings, Inc., Class A†	1,266	375,837
Fortinet, Inc.†	5,730	450,722
Gartner, Inc.†	96	48,240
International Business Machines Corp.	1,128	233,180
Nomura Research Institute, Ltd.	17,800	532,468
Pure Storage, Inc., Class A†	5,429	271,721
Teleperformance SE	2,644	277,532
Western Digital Corp.†	2,054	134,147
Zscaler, Inc.†	1,340	242,259
		28,083,882
Cosmetics/Personal Care — 1.9%
Colgate-Palmolive Co.	30,990	2,904,073
e.l.f. Beauty, Inc.†	1,144	120,406
Kenvue, Inc.	209,182	4,796,543
L'Oreal SA	2,351	885,343
Prestige Consumer Healthcare, Inc.†	1,047	77,216
Procter & Gamble Co.	15,769	2,604,724
Puig Brands SA, Class B†	12,241	282,843
Unilever PLC	40,303	2,466,648
		14,137,796
Distribution/Wholesale — 0.4%
Bunzl PLC	16,174	714,374
Copart, Inc.†	2,227	114,624
Fastenal Co.	1,081	84,512
Global Industrial Co.	1,442	38,256
Mitsubishi Corp.	27,900	509,000
SiteOne Landscape Supply, Inc.†	1,793	250,554
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Sumitomo Corp.	37,900	$ 790,573
Watsco, Inc.	233	110,211
WESCO International, Inc.	575	110,383
WW Grainger, Inc.	68	75,428
		2,797,915
Diversified Financial Services — 3.3%
Air Lease Corp.	1,660	73,621
Ally Financial, Inc.	2,088	73,185
American Express Co.	12,589	3,400,037
Apollo Global Management, Inc.	4,741	679,196
Ares Management Corp., Class A	2,874	481,912
Blackrock, Inc.	309	303,138
Blue Owl Capital, Inc.	7,354	164,436
Capital One Financial Corp.	658	107,116
Cboe Global Markets, Inc.	755	161,245
Charles Schwab Corp.	59,523	4,216,014
CME Group, Inc.	3,350	754,956
Coinbase Global, Inc., Class A†	1,312	235,176
Intercontinental Exchange, Inc.	1,664	259,368
Julius Baer Group, Ltd.	12,096	740,218
LPL Financial Holdings, Inc.	622	175,516
Mastercard, Inc., Class A	7,058	3,526,106
Mitsubishi HC Capital, Inc.	41,600	280,530
Mr. Cooper Group, Inc.†	1,006	89,081
OneMain Holdings, Inc.	3,200	158,944
Piper Sandler Cos.	341	96,721
SEI Investments Co.	717	53,603
SLM Corp.	5,134	113,102
StepStone Group, Inc., Class A	3,065	184,299
Synchrony Financial	1,430	78,850
TPG, Inc.	2,381	161,146
Tradeweb Markets, Inc., Class A	3,084	391,668
Virtus Investment Partners, Inc.	571	123,547
Visa, Inc., Class A	26,980	7,820,153
Voya Financial, Inc.	3,283	263,625
Western Union Co.	9,687	104,232
		25,270,741
Electric — 1.9%
Ameren Corp.	29,380	2,559,292
CenterPoint Energy, Inc.	1,675	49,463
CMS Energy Corp.	13,137	914,467
Constellation Energy Corp.	4,703	1,236,701
Dominion Energy, Inc.	1,037	61,733
Duke Energy Corp.	494	56,943
Electric Power Development Co., Ltd.	27,300	454,358
Engie SA	70,768	1,185,677
Entergy Corp.	963	149,053
Evergy, Inc.	1,142	69,022
Exelon Corp.	30,495	1,198,453
FirstEnergy Corp.	1,973	82,531
IDACORP, Inc.	473	48,946
MGE Energy, Inc.	1,162	105,149
National Grid PLC	86,161	1,082,888
NextEra Energy, Inc.	23,164	1,835,747
Northwestern Energy Group, Inc.	1,606	85,857
OGE Energy Corp.	2,769	110,732
Ormat Technologies, Inc.	1,125	88,897
PG&E Corp.	18,107	366,124
PPL Corp.	894	29,109
Sempra	683	56,942
Southern Co.	2,539	231,125

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
TXNM Energy, Inc.	678	$ 29,520
Vistra Corp.	766	95,719
Xcel Energy, Inc.	29,411	1,964,949
		14,149,397
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	9,326	1,709,829
Belden, Inc.	1,150	130,951
Emerson Electric Co.	874	94,628
Energizer Holdings, Inc.	2,087	66,930
EnerSys	893	86,496
Legrand SA	9,085	1,017,842
Littelfuse, Inc.	464	113,508
Novanta, Inc.†	862	146,747
Schneider Electric SE	3,264	844,413
		4,211,344
Electronics — 1.6%
ABB, Ltd.	28,106	1,560,989
Amphenol Corp., Class A	33,252	2,228,549
Atkore, Inc.	858	73,582
Atmus Filtration Technologies, Inc.	3,640	141,742
Avnet, Inc.	1,618	87,712
Coherent Corp.†	1,245	115,088
ESCO Technologies, Inc.	790	99,177
Fortive Corp.	1,807	129,074
Honeywell International, Inc.	7,791	1,602,453
Hubbell, Inc.	408	174,228
Keysight Technologies, Inc.†	14,383	2,143,211
Mettler-Toledo International, Inc.†	144	186,012
Murata Manufacturing Co., Ltd.	20,500	356,719
Sensata Technologies Holding PLC	3,481	119,537
TE Connectivity PLC	18,785	2,769,285
TTM Technologies, Inc.†	5,705	128,020
		11,915,378
Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	1,695	75,817
Shoals Technologies Group, Inc., Class A†	4,959	26,828
Sunrun, Inc.†	3,361	48,567
		151,212
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	634	247,919
Dycom Industries, Inc.†	743	129,527
EMCOR Group, Inc.	211	94,121
TopBuild Corp.†	355	125,450
Worley, Ltd.	58,297	532,046
		1,129,063
Entertainment — 0.1%
Churchill Downs, Inc.	807	113,061
Cinemark Holdings, Inc.†	1,542	45,875
DraftKings, Inc., Class A†	3,763	132,909
Flutter Entertainment PLC†	1,098	255,581
Light & Wonder, Inc.†	753	70,616
Madison Square Garden Entertainment Corp.†	1,079	45,005
Marriott Vacations Worldwide Corp.	335	25,805
Warner Music Group Corp., Class A	1,578	50,433
		739,285
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	1,170	114,520
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Republic Services, Inc.	4,785	$ 947,430
Stericycle, Inc.†	2,311	142,057
Veralto Corp.	653	66,730
Waste Connections, Inc.	7,379	1,304,238
Waste Management, Inc.	670	144,620
		2,719,595
Food — 0.9%
Barry Callebaut AG	148	258,762
Campbell Soup Co.	456	21,272
Flowers Foods, Inc.	5,906	131,290
Ingredion, Inc.	655	86,958
Mondelez International, Inc., Class A	29,938	2,050,154
Nestle SA	27,909	2,639,087
Post Holdings, Inc.†	781	85,293
Seven & i Holdings Co., Ltd.	69,600	997,059
Sprouts Farmers Market, Inc.†	1,689	216,918
Sysco Corp.	729	54,639
		6,541,432
Food Service — 0.2%
Aramark	1,988	75,206
Compass Group PLC	43,313	1,402,871
		1,478,077
Forest Products & Paper — 0.2%
International Paper Co.	28,389	1,576,725
Gas — 0.2%
Atmos Energy Corp.	12,033	1,669,940
ONE Gas, Inc.	1,513	107,832
Southwest Gas Holdings, Inc.	1,402	102,696
		1,880,468
Hand/Machine Tools — 0.1%
Enerpac Tool Group Corp.	2,051	90,490
MSA Safety, Inc.	783	129,939
Stanley Black & Decker, Inc.	8,257	767,406
		987,835
Healthcare-Products — 2.8%
10X Genomics, Inc., Class A†	2,623	42,047
Abbott Laboratories	2,000	226,740
Agilent Technologies, Inc.	4,129	538,050
Alcon, Inc.	6,182	567,041
Avantor, Inc.†	6,232	139,410
Azenta, Inc.†	988	40,597
Boston Scientific Corp.†	2,863	240,549
Danaher Corp.	13,855	3,403,619
Dentsply Sirona, Inc.	1,855	42,980
Elekta AB, Series B	50,110	300,384
Enovis Corp.†	1,193	49,235
Envista Holdings Corp.†	1,336	28,016
EssilorLuxottica SA	3,090	726,595
Exact Sciences Corp.†	1,882	129,726
GE HealthCare Technologies, Inc.	12,247	1,069,775
Glaukos Corp.†	388	51,313
Globus Medical, Inc., Class A†	1,161	85,380
Hologic, Inc.†	2,241	181,230
Intuitive Surgical, Inc.†	4,479	2,256,699
Koninklijke Philips NV†	37,277	978,530
Lantheus Holdings, Inc.†	1,211	133,016
Medtronic PLC	1,547	138,070
Natera, Inc.†	1,193	144,305

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Nevro Corp.†	2,178	$ 12,001
Novocure, Ltd.†	3,086	46,845
Omnicell, Inc.†	625	30,400
Penumbra, Inc.†	821	187,902
PROCEPT BioRobotics Corp.†	1,474	132,660
Pulse Biosciences, Inc.†	2,770	48,281
QuidelOrtho Corp.†	403	15,334
Repligen Corp.†	1,929	259,007
Revvity, Inc.	10,153	1,204,044
Siemens Healthineers AG*	18,754	978,637
Stryker Corp.	6,096	2,171,883
Tactile Systems Technology, Inc.†	2,441	35,419
Tandem Diabetes Care, Inc.†	1,515	47,526
Thermo Fisher Scientific, Inc.	7,971	4,354,717
Zimmer Biomet Holdings, Inc.	2,151	229,985
		21,267,948
Healthcare-Services — 2.1%
Centene Corp.†	1,725	107,399
Cigna Group	4,295	1,352,109
Concentra Group Holdings Parent, Inc.†	1,087	22,033
Elevance Health, Inc.	8,185	3,321,146
Encompass Health Corp.	1,012	100,654
Ensign Group, Inc.	992	153,750
Fresenius SE & Co. KGaA†	8,549	311,354
HCA Healthcare, Inc.	813	291,656
Humana, Inc.	1,047	269,948
ICON PLC†	347	77,072
IQVIA Holdings, Inc.†	167	34,372
Molina Healthcare, Inc.†	202	64,886
Oscar Health, Inc., Class A†	1,939	32,575
Pennant Group, Inc.†	2,212	70,718
Quest Diagnostics, Inc.	1,328	205,614
Select Medical Holdings Corp.	4,538	145,579
Tenet Healthcare Corp.†	10,052	1,558,261
UnitedHealth Group, Inc.	13,567	7,658,571
		15,777,697
Home Builders — 0.2%
Cavco Industries, Inc.†	155	63,518
Green Brick Partners, Inc.†	1,808	124,770
Hovnanian Enterprises, Inc., Class A†	337	59,326
KB Home	1,278	100,323
NVR, Inc.†	32	292,890
Persimmon PLC	21,895	413,980
Taylor Morrison Home Corp.†	1,624	111,244
		1,166,051
Home Furnishings — 0.2%
Panasonic Holdings Corp.	65,000	520,843
Sony Group Corp.	63,000	1,107,559
		1,628,402
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,082	845,097
Kimberly-Clark Corp.	735	98,622
Spectrum Brands Holdings, Inc.	361	32,353
		976,072
Housewares — 0.0%
Scotts Miracle-Gro Co.	860	74,803
Security Description	Shares or Principal Amount	Value

Insurance — 4.3%
AIA Group, Ltd.	100,800	$ 802,086
Allstate Corp.	6,937	1,293,889
American Financial Group, Inc.	584	75,295
Aon PLC, Class A	1,312	481,333
AXA SA	52,008	1,949,810
Axis Capital Holdings, Ltd.	3,684	288,310
Berkshire Hathaway, Inc., Class B†	12,343	5,565,706
Challenger, Ltd.	45,610	179,828
Chubb, Ltd.	17,859	5,044,096
Definity Financial Corp.	10,436	402,719
Equitable Holdings, Inc.	8,152	369,612
Fidelity National Financial, Inc.	1,855	111,615
Hanover Insurance Group, Inc.	1,300	192,829
Hartford Financial Services Group, Inc.	10,361	1,144,269
Jackson Financial, Inc., Class A	825	82,459
Kemper Corp.	1,246	77,588
Mandatum Oyj	56,275	259,886
Markel Group, Inc.†	95	146,491
Marsh & McLennan Cos., Inc.	12,630	2,756,371
Mercury General Corp.	1,915	129,511
MetLife, Inc.	7,950	623,439
Muenchener Rueckversicherungs-Gesellschaft AG	4,194	2,148,798
Palomar Holdings, Inc.†	964	86,538
Progressive Corp.	8,042	1,952,839
Reinsurance Group of America, Inc.	477	100,685
RenaissanceRe Holdings, Ltd.	1,585	415,904
Sampo Oyj, Class A	21,925	973,495
Selective Insurance Group, Inc.	1,040	94,453
Storebrand ASA	70,884	804,246
Sun Life Financial, Inc.	11,843	656,645
Tokio Marine Holdings, Inc.	41,500	1,475,698
Travelers Cos., Inc.	4,847	1,192,071
TWFG, Inc.†	928	30,104
Zurich Insurance Group AG	1,458	864,563
		32,773,181
Internet — 5.9%
Airbnb, Inc., Class A†	805	108,506
Alibaba Group Holding, Ltd. ADR	2,352	230,449
Alphabet, Inc., Class A	17,601	3,011,707
Alphabet, Inc., Class C	51,674	8,923,583
Amazon.com, Inc.†	66,914	12,472,770
Beyond, Inc.†	943	6,045
Booking Holdings, Inc.	515	2,408,269
CyberAgent, Inc.	51,400	335,884
DoorDash, Inc., Class A†	4,764	746,519
Gen Digital, Inc.	7,449	216,840
IAC, Inc.†	642	30,784
LY Corp.	104,600	282,392
Lyft, Inc., Class A†	3,756	48,715
Magnite, Inc.†	2,441	30,464
Meta Platforms, Inc., Class A	17,156	9,737,402
NAVER Corp.	3,329	404,587
Netflix, Inc.†	3,954	2,989,343
Okta, Inc.†	1,167	83,896
Open Lending Corp.†	11,423	63,969
Palo Alto Networks, Inc.†	328	118,188
Pinterest, Inc., Class A†	8,629	274,316
Q2 Holdings, Inc.†	820	69,421
Sea, Ltd. ADR†	3,569	335,664
Shopify, Inc., Class A†	8,460	661,657
Snap, Inc., Class A†	6,910	84,026
Spotify Technology SA†	234	90,113

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Tencent Holdings, Ltd.	5,100	$ 265,342
Uber Technologies, Inc.†	6,864	494,551
Upwork, Inc.†	7,694	104,331
Wayfair, Inc., Class A†	562	24,070
Ziff Davis, Inc.†	889	41,134
Zillow Group, Inc., Class C†	1,216	73,069
		44,768,006
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	3,689	47,883
Commercial Metals Co.	1,311	70,532
Reliance, Inc.	818	234,226
Steel Dynamics, Inc.	1,144	149,292
Worthington Steel, Inc.	560	21,415
		523,348
Leisure Time — 0.2%
Acushnet Holdings Corp.	1,052	64,488
Amadeus IT Group SA	10,846	787,255
Norwegian Cruise Line Holdings, Ltd.†	2,453	62,159
Peloton Interactive, Inc., Class A†	4,667	39,670
Planet Fitness, Inc., Class A†	1,006	78,991
Royal Caribbean Cruises, Ltd.	1,135	234,207
		1,266,770
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	8,262	1,940,331
Las Vegas Sands Corp.	2,931	151,972
Marcus Corp.	1,378	26,003
Marriott International, Inc., Class A	2,051	533,301
Playa Hotels & Resorts NV†	4,856	41,276
Travel & Leisure Co.	1,080	51,635
Wyndham Hotels & Resorts, Inc.	1,216	107,397
Wynn Resorts, Ltd.	972	93,331
		2,945,246
Machinery-Construction & Mining — 0.5%
Argan, Inc.	1,239	163,598
BWX Technologies, Inc.	904	110,062
Caterpillar, Inc.	399	150,104
GE Vernova, Inc.†	4,431	1,336,656
Mitsubishi Electric Corp.	56,000	860,688
Sandvik AB	34,611	683,688
Vertiv Holdings Co., Class A	4,091	447,105
		3,751,901
Machinery-Diversified — 1.2%
AGCO Corp.	1,061	105,930
Alamo Group, Inc.	652	110,540
Cognex Corp.	3,610	145,230
Deere & Co.	4,875	1,972,864
Dover Corp.	768	145,405
Esab Corp.	2,365	290,990
Graco, Inc.	1,415	115,252
IDEX Corp.	598	128,355
Ingersoll Rand, Inc.	1,309	125,664
KION Group AG	9,134	354,079
Middleby Corp.†	919	119,194
Mueller Water Products, Inc., Class A	6,049	130,598
Omron Corp.	8,000	315,283
Otis Worldwide Corp.	4,991	490,116
Rockwell Automation, Inc.	6,938	1,850,434
SMC Corp.	700	299,212
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Tennant Co.	1,070	$ 93,689
THK Co., Ltd.	13,700	225,049
Toro Co.	5,171	416,162
Westinghouse Air Brake Technologies Corp.	9,422	1,771,148
Xylem, Inc.	159	19,363
		9,224,557
Media — 0.3%
Comcast Corp., Class A	38,259	1,670,771
Endeavor Group Holdings, Inc., Class A	2,893	85,315
FactSet Research Systems, Inc.	74	33,600
Liberty Global, Ltd., Class C†	2,158	44,498
Liberty Media Corp.-Liberty Formula One, Class C†	2,492	198,961
Nexstar Media Group, Inc.	577	101,506
Scholastic Corp.	1,647	40,895
Sinclair, Inc.	1,451	25,059
Sphere Entertainment Co.†	1,791	74,882
TEGNA, Inc.	1,366	22,443
Walt Disney Co.	2,356	226,647
		2,524,577
Metal Fabricate/Hardware — 0.2%
Metallus, Inc.†	2,441	34,394
Prysmian SpA	19,419	1,374,764
RBC Bearings, Inc.†	573	160,640
Timken Co.	1,191	98,853
Worthington Enterprises, Inc.	560	21,448
Xometry, Inc., Class A†	1,729	34,027
		1,724,126
Mining — 0.7%
Antofagasta PLC	33,883	764,716
BHP Group, Ltd. (ASX)	15,966	443,644
BHP Group, Ltd. (LSE)	24,538	681,531
Compass Minerals International, Inc.	1,288	15,855
Franco-Nevada Corp.	6,597	875,158
Freeport-McMoRan, Inc.	4,760	214,295
IGO, Ltd.	60,044	204,291
Ivanhoe Electric, Inc.†	8,166	82,885
MP Materials Corp.†	5,197	93,494
Pilbara Minerals, Ltd.†	188,230	347,393
Royal Gold, Inc.	557	81,355
South32, Ltd.	133,082	320,779
Southern Copper Corp.	2,785	305,097
Uranium Energy Corp.†	14,149	104,986
Wheaton Precious Metals Corp.	7,384	487,418
		5,022,897
Miscellaneous Manufacturing — 0.6%
Carlisle Cos., Inc.	343	144,825
Fabrinet†	715	172,294
Illinois Tool Works, Inc.	1,568	409,452
John Bean Technologies Corp.	561	62,507
Largan Precision Co., Ltd.	2,000	137,312
Parker-Hannifin Corp.	889	563,688
Siemens AG	16,088	3,122,955
Teledyne Technologies, Inc.†	414	188,502
		4,801,535
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,019	60,379

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	3,209	$ 23,137
Zebra Technologies Corp., Class A†	490	187,165
		210,302
Oil & Gas — 2.8%
Chesapeake Energy Corp.	7,568	641,161
Chevron Corp.	12,336	1,835,843
ConocoPhillips	28,125	3,080,812
DCC PLC	7,577	479,393
Devon Energy Corp.	669	25,877
Diamondback Energy, Inc.	4,446	785,919
EOG Resources, Inc.	7,687	937,506
EQT Corp.	45,409	1,659,245
Equinor ASA	51,774	1,240,794
Exxon Mobil Corp.	42,265	4,935,707
Hess Corp.	317	42,630
Kosmos Energy, Ltd.†	19,675	73,978
Magnolia Oil & Gas Corp., Class A	4,185	105,797
Marathon Petroleum Corp.	1,109	161,326
Noble Corp. PLC	3,070	98,179
Ovintiv, Inc.	1,469	57,585
Permian Resources Corp.	12,502	170,402
Range Resources Corp.	44,222	1,327,987
Shell PLC ADR	17,981	1,214,617
SM Energy Co.	3,005	126,120
Suncor Energy, Inc.	1,320	49,856
TotalEnergies SE	27,317	1,708,637
Valero Energy Corp.	1,117	144,942
Viper Energy, Inc.	5,747	298,269
Weatherford International PLC	1,081	85,399
		21,287,981
Oil & Gas Services — 0.4%
Atlas Energy Solutions, Inc.	3,770	73,779
Expro Group Holdings NV†	6,394	81,523
Halliburton Co.	1,812	50,265
Schlumberger NV	66,819	2,677,437
TechnipFMC PLC	8,353	222,942
Tidewater, Inc.†	1,040	62,473
		3,168,419
Packaging & Containers — 0.2%
Ball Corp.	6,160	364,980
Crown Holdings, Inc.	1,276	119,370
Greif, Inc., Class B	625	41,831
Packaging Corp. of America	587	134,388
Sonoco Products Co.	2,359	123,895
Stora Enso Oyj, Class R	35,396	395,168
		1,179,632
Pharmaceuticals — 5.0%
AbbVie, Inc.	9,510	1,938,804
Agios Pharmaceuticals, Inc.†	860	38,210
Alkermes PLC†	3,158	81,161
Arvinas, Inc.†	3,369	89,043
Astellas Pharma, Inc.	52,700	617,425
AstraZeneca PLC ADR	74,690	5,314,193
Bayer AG	13,573	365,435
Becton Dickinson & Co.	10,398	2,428,869
Bristol-Myers Squibb Co.	15,337	855,344
Cencora, Inc.	7,844	1,789,059
Chugai Pharmaceutical Co., Ltd.	13,500	644,125
CVS Health Corp.	2,067	116,703
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Dexcom, Inc.†	1,799	$ 126,794
Elanco Animal Health, Inc.†	10,541	133,238
Eli Lilly & Co.	9,245	7,670,946
Johnson & Johnson	22,386	3,578,626
Longboard Pharmaceuticals, Inc.†	1,999	119,380
Madrigal Pharmaceuticals, Inc.†	262	67,947
McKesson Corp.	2,865	1,434,190
Merck & Co., Inc.	11,665	1,193,563
Neurocrine Biosciences, Inc.†	1,206	145,046
Novartis AG	16,540	1,794,638
Novo Nordisk A/S ADR	1,369	153,260
Novo Nordisk A/S, Class B	16,903	1,889,987
Option Care Health, Inc.†	2,538	58,476
Owens & Minor, Inc.†	1,996	25,369
Pacira BioSciences, Inc.†	2,504	41,566
Pfizer, Inc.	7,198	203,703
Roche Holding AG	5,612	1,742,942
Sanofi ADR	1,534	81,118
Sanofi SA	17,737	1,871,429
Shionogi & Co., Ltd.	15,600	222,516
Vaxcyte, Inc.†	1,326	141,020
Viatris, Inc.	1,210	14,036
Zoetis, Inc.	4,857	868,334
		37,856,495
Pipelines — 0.3%
Cheniere Energy, Inc.	1,461	279,606
Kinder Morgan, Inc.	2,613	64,045
Targa Resources Corp.	739	123,383
Williams Cos., Inc.	28,568	1,496,106
		1,963,140
Private Equity — 0.3%
Blackstone, Inc.	569	95,450
Bridgepoint Group PLC*	99,351	399,238
Brookfield Corp.	14,588	773,535
CVC Capital Partners PLC*†	24,140	506,695
KKR & Co., Inc.	1,562	215,931
		1,990,849
Real Estate — 0.2%
CBRE Group, Inc., Class A†	724	94,822
CoStar Group, Inc.†	690	50,225
Howard Hughes Holdings, Inc.†	701	53,304
Jones Lang LaSalle, Inc.†	426	115,429
Mitsui Fudosan Co., Ltd.	105,400	897,285
Seaport Entertainment Group, Inc.†	77	2,091
Transcontinental Realty Investors, Inc.†	1,179	32,635
		1,245,791
REITS — 1.5%
Acadia Realty Trust	7,413	181,544
American Homes 4 Rent, Class A	4,045	142,546
American Tower Corp.	6,027	1,287,006
Americold Realty Trust, Inc.	1,909	49,023
Annaly Capital Management, Inc.	41,406	787,128
Apple Hospitality REIT, Inc.	4,453	65,771
AvalonBay Communities, Inc.	336	74,461
Camden Property Trust	187	21,653
CubeSmart	4,913	235,038
Douglas Emmett, Inc.	6,141	109,248
EastGroup Properties, Inc.	549	94,033
EPR Properties	785	35,615
Equinix, Inc.	947	859,952

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Equity LifeStyle Properties, Inc.	6,697	$ 469,594
Equity Residential	16,288	1,146,187
Essex Property Trust, Inc.	363	103,041
Great Portland Estates PLC	57,739	233,475
Healthcare Realty Trust, Inc.	6,158	105,794
Kilroy Realty Corp.	2,711	109,036
Kimco Realty Corp.	2,861	67,863
Lamar Advertising Co., Class A	1,177	155,364
Lineage, Inc.	923	68,339
LTC Properties, Inc.	836	31,935
NNN REIT, Inc.	2,393	103,952
Omega Healthcare Investors, Inc.	2,114	89,782
Orchid Island Capital, Inc.	7,135	54,012
Outfront Media, Inc.	2,430	43,157
Park Hotels & Resorts, Inc.	3,095	42,989
Pebblebrook Hotel Trust	3,305	39,594
Prologis, Inc.	2,495	281,785
Public Storage	4,179	1,375,142
Rayonier, Inc.	2,895	90,411
Regency Centers Corp.	822	58,724
Rexford Industrial Realty, Inc.	15,692	673,030
Rithm Capital Corp.	9,791	103,687
Scentre Group	309,275	707,459
Service Properties Trust	5,002	16,006
Simon Property Group, Inc.	448	75,766
Starwood Property Trust, Inc.	3,507	69,228
Summit Hotel Properties, Inc.	4,227	25,869
Sun Communities, Inc.	2,390	317,105
Terreno Realty Corp.	1,692	101,435
Vornado Realty Trust	2,238	92,676
Welltower, Inc.	1,742	234,961
WP Carey, Inc.	1,782	99,293
		11,129,709
Retail — 4.4%
Advance Auto Parts, Inc.	2,350	83,871
AutoZone, Inc.†	405	1,218,645
Bath & Body Works, Inc.	4,900	139,062
BJ's Wholesale Club Holdings, Inc.†	2,280	193,184
Brinker International, Inc.†	990	101,683
Burlington Stores, Inc.†	1,428	353,816
Caleres, Inc.	2,242	66,924
Carvana Co.†	10,487	2,593,540
Casey's General Stores, Inc.	583	229,714
Cava Group, Inc.†	1,276	170,423
Chipotle Mexican Grill, Inc.†	22,028	1,228,502
Cie Financiere Richemont SA, Class A	4,680	682,722
Citi Trends, Inc.†	907	17,133
Costco Wholesale Corp.	1,738	1,519,325
Dollar General Corp.	8,779	702,671
Dollar Tree, Inc.†	5,882	380,212
Domino's Pizza, Inc.	224	92,675
Ferguson Enterprises, Inc.	5,389	1,060,232
Five Below, Inc.†	764	72,420
Floor & Decor Holdings, Inc., Class A†	1,573	162,098
Freshpet, Inc.†	526	69,716
GameStop Corp., Class A†	1,169	25,928
Group 1 Automotive, Inc.	297	108,203
Home Depot, Inc.	9,467	3,727,631
Isetan Mitsukoshi Holdings, Ltd.	31,200	461,936
Jack in the Box, Inc.	667	32,850
Kingfisher PLC	224,288	851,359
Security Description	Shares or Principal Amount	Value

Retail (continued)
Kohl's Corp.	2,636	$ 48,713
La-Z-Boy, Inc.	2,553	97,142
Lowe's Cos., Inc.	1,230	322,051
Lululemon Athletica, Inc.†	1,046	311,603
McDonald's Corp.	10,914	3,188,089
Moncler SpA	10,199	567,741
MSC Industrial Direct Co., Inc., Class A	1,367	108,089
Next PLC	7,116	902,222
ODP Corp.†	1,161	36,026
Ollie's Bargain Outlet Holdings, Inc.†	942	86,504
O'Reilly Automotive, Inc.†	182	209,871
Papa John's International, Inc.	542	28,395
Patrick Industries, Inc.	631	79,493
Penske Automotive Group, Inc.	442	66,552
RH†	324	103,048
Ross Stores, Inc.	15,047	2,102,367
Signet Jewelers, Ltd.	707	64,818
Starbucks Corp.	4,737	462,805
Target Corp.	4,941	741,348
TJX Cos., Inc.	6,137	693,665
Tractor Supply Co.	3,341	887,069
Ulta Beauty, Inc.†	125	46,122
Walmart, Inc.	54,006	4,425,792
Welcia Holdings Co., Ltd.	9,500	118,517
Wendy's Co.	3,041	58,113
Wingstop, Inc.	739	212,603
Yum! Brands, Inc.	4,642	608,845
		32,924,078
Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	10,337	66,622
Flagstar Financial, Inc.	1,844	18,661
Pacific Premier Bancorp, Inc.	3,527	89,974
TFS Financial Corp.	3,140	40,349
WSFS Financial Corp.	1,412	69,428
		285,034
Semiconductors — 6.7%
Advanced Micro Devices, Inc.†	13,799	1,988,022
Amkor Technology, Inc.	2,223	56,575
Analog Devices, Inc.	10,087	2,250,511
Applied Materials, Inc.	5,447	989,066
ASML Holding NV (NASDAQ)	1,263	849,431
ASML Holding NV (XAMS)	2,816	1,893,497
BE Semiconductor Industries NV	2,608	276,337
Broadcom, Inc.	28,022	4,757,295
Cirrus Logic, Inc.†	658	72,262
Entegris, Inc.	2,156	225,755
Hamamatsu Photonics KK	22,000	292,062
KLA Corp.	2,338	1,557,646
Lam Research Corp.	2,380	176,953
Lattice Semiconductor Corp.†	2,091	105,930
Marvell Technology, Inc.	9,845	788,683
MaxLinear, Inc.†	1,978	25,655
Microchip Technology, Inc.	8,095	593,930
Micron Technology, Inc.	2,663	265,368
MKS Instruments, Inc.	1,526	151,578
Monolithic Power Systems, Inc.	900	683,370
NVIDIA Corp.	161,754	21,474,461
NXP Semiconductors NV	4,086	958,167
Power Integrations, Inc.	1,028	62,122
QUALCOMM, Inc.	8,612	1,401,775
Renesas Electronics Corp.	28,300	379,766

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Samsung Electronics Co., Ltd.	19,842	$ 838,630
Semtech Corp.†	2,651	117,148
Synaptics, Inc.†	494	33,923
Taiwan Semiconductor Manufacturing Co., Ltd.	100,000	3,144,631
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,601	495,594
Texas Instruments, Inc.	14,871	3,021,192
Tokyo Electron, Ltd.	3,800	565,000
Wolfspeed, Inc.†	7,303	97,203
		50,589,538
Software — 6.7%
Adobe, Inc.†	972	464,694
Appfolio, Inc., Class A†	424	88,137
AppLovin Corp., Class A†	2,135	361,648
Asana, Inc., Class A†	1,020	12,179
Asure Software, Inc.†	4,795	47,566
Atlassian Corp., Class A†	2,830	533,568
Autodesk, Inc.†	708	200,930
Bandwidth, Inc., Class A†	1,378	26,871
BILL Holdings, Inc.†	3,262	190,370
Braze, Inc., Class A†	2,441	76,794
Broadridge Financial Solutions, Inc.	5,594	1,179,551
Cadence Design Systems, Inc.†	1,247	344,322
Cloudflare, Inc., Class A†	2,195	192,523
Confluent, Inc., Class A†	7,170	187,639
CSG Systems International, Inc.	859	40,038
Datadog, Inc., Class A†	4,409	553,065
Descartes Systems Group, Inc.†	730	75,869
DocuSign, Inc.†	3,355	232,770
Duolingo, Inc.†	554	162,305
Dynatrace, Inc.†	5,829	313,600
Envestnet, Inc.†	1,121	70,376
Evolent Health, Inc., Class A†	1,796	41,937
Fair Isaac Corp.†	75	149,483
Fiserv, Inc.†	16,000	3,166,400
Five9, Inc.†	715	21,114
HashiCorp, Inc., Class A†	2,812	95,214
HubSpot, Inc.†	768	426,079
Ibotta, Inc., Class A†	649	47,565
Informatica, Inc., Class A†	1,889	51,570
Intuit, Inc.	1,949	1,189,475
Manhattan Associates, Inc.†	556	146,428
Microsoft Corp.	66,188	26,895,494
MicroStrategy, Inc., Class A†	1,060	259,170
MongoDB, Inc.†	2,086	564,054
MSCI, Inc.	217	123,950
Nutanix, Inc., Class A†	4,151	257,777
Oracle Corp.	3,769	632,589
Phreesia, Inc.†	1,324	24,216
Playtika Holding Corp.	1,905	14,916
Procore Technologies, Inc.†	2,090	137,209
RingCentral, Inc., Class A†	1,540	55,455
ROBLOX Corp., Class A†	2,648	136,955
Roper Technologies, Inc.	4,432	2,383,219
Salesforce, Inc.	3,326	969,097
Samsara, Inc., Class A†	4,676	223,466
SAP SE	8,020	1,874,524
ServiceNow, Inc.†	2,562	2,390,320
Smartsheet, Inc., Class A†	1,172	66,124
Snowflake, Inc., Class A†	3,434	394,292
SS&C Technologies Holdings, Inc.	3,099	216,713
Synopsys, Inc.†	2,254	1,157,677
Security Description	Shares or Principal Amount	Value

Software (continued)
Twilio, Inc., Class A†	1,171	$ 94,441
Unity Software, Inc.†	1,339	26,887
Veeva Systems, Inc., Class A†	1,255	262,082
Workday, Inc., Class A†	1,617	378,135
Workiva, Inc.†	931	74,257
Zeta Global Holdings Corp., Class A†	3,061	84,729
Zoom Video Communications, Inc., Class A†	1,109	82,887
ZoomInfo Technologies, Inc.†	2,005	22,155
		50,492,870
Telecommunications — 1.2%
A10 Networks, Inc.	3,677	53,868
Arista Networks, Inc.†	366	141,437
AT&T, Inc.	2,847	64,171
BT Group PLC	399,120	715,801
Ciena Corp.†	2,583	164,046
Cisco Systems, Inc.	6,386	349,761
Infinera Corp.†	2,973	19,979
Iridium Communications, Inc.	1,812	53,146
KT Corp.	18,288	582,791
Nippon Telegraph & Telephone Corp.	1,192,900	1,150,846
Telefonaktiebolaget LM Ericsson, Class B	96,082	799,494
Telephone & Data Systems, Inc.	3,903	116,114
T-Mobile US, Inc.	20,483	4,570,986
Ubiquiti, Inc.	160	42,510
United States Cellular Corp.†	608	37,514
Viavi Solutions, Inc.†	2,779	25,622
		8,888,086
Textiles — 0.0%
UniFirst Corp.	409	73,542
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	4,989	101,676
Transportation — 1.3%
Central Japan Railway Co.	19,900	413,109
CryoPort, Inc.†	3,231	21,519
CSX Corp.	50,007	1,682,236
FedEx Corp.	3,119	854,138
Hub Group, Inc., Class A	1,461	63,393
Knight-Swift Transportation Holdings, Inc.	741	38,591
Landstar System, Inc.	582	102,298
Norfolk Southern Corp.	5,960	1,492,563
Old Dominion Freight Line, Inc.	11,828	2,381,213
RXO, Inc.†	753	21,227
Saia, Inc.†	848	414,341
Union Pacific Corp.	9,600	2,227,872
XPO, Inc.†	753	98,289
		9,810,789
Water — 0.0%
Essential Utilities, Inc.	2,440	94,184
Total Common Stocks (cost $472,687,258)		608,783,158
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	19,110
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,647

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	300	$ 24,131
Databricks, Inc. Series H†(1)(2)	858	69,013
		93,144
Total Convertible Preferred Stocks (cost $115,442)		114,901
CORPORATE BONDS & NOTES — 6.1%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	50,000
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	250,000	217,043
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	110,871
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	23,081
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	40,384
		391,379
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	113,487
5.80%, 02/14/2039	60,000	60,884
BAT Capital Corp.
4.39%, 08/15/2037	240,000	209,195
		383,566
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	109,599	100,435
United Airlines Pass-Through Trust
4.15%, 02/25/2033	78,281	74,568
		175,003
Auto Manufacturers — 0.3%
American Honda Finance Corp.
4.90%, 03/12/2027	245,000	246,900
5.65%, 11/15/2028	150,000	155,119
Cummins, Inc.
4.90%, 02/20/2029	30,000	30,354
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	160,498
General Motors Co.
4.00%, 04/01/2025	150,000	149,381
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	274,935
Hyundai Capital America
1.30%, 01/08/2026*	80,000	76,681
1.80%, 10/15/2025*	50,000	48,599
2.00%, 06/15/2028*	260,000	234,109
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	165,339
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	214,844
1.10%, 05/11/2026	175,000	166,582
Toyota Motor Credit Corp.
4.80%, 01/05/2026	260,000	261,029
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	$ 200,000	$ 198,417
4.95%, 08/15/2029*	200,000	196,465
		2,579,252
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	185,292
Banks — 1.3%
Banco Santander SA
3.49%, 05/28/2030	200,000	183,438
Bank of America Corp.
2.30%, 07/21/2032	220,000	184,798
2.59%, 04/29/2031	150,000	132,543
2.65%, 03/11/2032	200,000	173,317
2.68%, 06/19/2041	100,000	71,486
3.50%, 04/19/2026	75,000	73,853
4.33%, 03/15/2050	380,000	325,913
Barclays PLC
2.28%, 11/24/2027	200,000	189,642
2.85%, 05/07/2026	225,000	222,285
BNP Paribas SA
2.22%, 06/09/2026*	215,000	211,119
2.87%, 04/19/2032*	200,000	173,554
Citigroup, Inc.
3.11%, 04/08/2026	150,000	148,688
3.89%, 01/10/2028	100,000	98,025
4.65%, 07/23/2048	25,000	22,367
Danske Bank A/S
5.71%, 03/01/2030*	200,000	204,062
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	41,739
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	134,057
3.80%, 03/15/2030	125,000	118,290
4.41%, 04/23/2039	275,000	247,325
HSBC Holdings PLC
5.72%, 03/04/2035	200,000	205,176
7.40%, 11/13/2034	200,000	223,186
ING Groep NV
6.11%, 09/11/2034	200,000	210,348
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	71,562
2.52%, 04/22/2031	150,000	132,627
2.96%, 05/13/2031	440,000	394,428
3.78%, 02/01/2028	100,000	97,865
3.90%, 01/23/2049	100,000	80,986
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	208,468
2.19%, 02/25/2025	200,000	198,332
Morgan Stanley
2.19%, 04/28/2026	150,000	147,894
3.13%, 07/27/2026	100,000	97,526
3.62%, 04/01/2031	150,000	140,380
5.66%, 04/18/2030	255,000	261,771
Royal Bank of Canada
2.30%, 11/03/2031	385,000	327,727
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	127,286
6.34%, 05/31/2035	130,000	132,737
6.50%, 03/09/2029	70,000	72,143
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	283,985

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	$ 250,000	$ 253,079
Societe Generale SA
6.07%, 01/19/2035*	200,000	202,310
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	209,496
2.61%, 01/12/2028*	200,000	189,961
State Street Corp.
4.86%, 01/26/2026	60,000	59,956
5.16%, 05/18/2034	160,000	161,611
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	201,711
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	236,689
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	273,861
4.99%, 04/05/2029	130,000	130,737
Truist Financial Corp.
1.95%, 06/05/2030	95,000	81,234
UBS Group AG
1.36%, 01/30/2027*	260,000	248,438
3.18%, 02/11/2043*	200,000	149,045
4.19%, 04/01/2031*	250,000	238,708
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	164,590
3.07%, 04/30/2041	510,000	383,286
3.58%, 05/22/2028	85,000	82,408
5.71%, 04/22/2028	165,000	168,202
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	200,000	202,655
		10,008,905
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	141,347
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	186,575
JDE Peet's NV
1.38%, 01/15/2027*	260,000	240,779
		568,701
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	217,313
5.15%, 03/02/2028	145,000	146,981
Biogen, Inc.
2.25%, 05/01/2030	85,000	73,818
		438,112
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	291,092
4.25%, 12/15/2047	50,000	41,101
Mohawk Industries, Inc.
5.85%, 09/18/2028	120,000	123,900
Owens Corning
5.70%, 06/15/2034	90,000	92,681
		548,774
Chemicals — 0.1%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	148,333
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
LYB International Finance II BV
3.50%, 03/02/2027	$ 50,000	$ 48,559
Sherwin-Williams Co.
4.80%, 09/01/2031	255,000	252,266
		449,158
Commercial Services — 0.1%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	180,167
Georgetown University
4.32%, 04/01/2049	50,000	43,715
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	64,697
Moody's Corp.
2.00%, 08/19/2031	205,000	171,855
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	45,710
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	85,304
University of Southern California
2.95%, 10/01/2051	400,000	275,460
		866,908
Computers — 0.1%
Apple, Inc.
1.70%, 08/05/2031	215,000	181,018
2.75%, 01/13/2025	150,000	149,398
3.25%, 02/23/2026	100,000	98,606
3.75%, 09/12/2047	50,000	40,592
		469,614
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	143,176
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	217,709
American Express Co.
4.90%, 02/13/2026	290,000	291,249
6.49%, 10/30/2031	250,000	269,289
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	105,000	108,483
BlackRock Funding, Inc.
4.70%, 03/14/2029	70,000	70,488
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	153,271
6.05%, 02/01/2035	65,000	66,921
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	135,000	137,574
Western Union Co.
2.85%, 01/10/2025	20,000	19,908
		1,478,068
Electric — 0.4%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	62,149
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	109,311
Alabama Power Co.
3.13%, 07/15/2051	250,000	170,273
Ameren Corp.
5.70%, 12/01/2026	245,000	249,592
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	116,444

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Appalachian Power Co.
4.40%, 05/15/2044	$ 50,000	$ 41,700
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	19,146
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	21,487
DTE Energy Co.
4.95%, 07/01/2027	25,000	25,138
5.10%, 03/01/2029	225,000	226,759
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	216,002
Duke Energy Corp.
2.65%, 09/01/2026	50,000	48,252
Enel Finance International NV
2.13%, 07/12/2028*	200,000	181,397
Engie SA
5.63%, 04/10/2034*	200,000	203,916
Eversource Energy
3.30%, 01/15/2028	30,000	28,613
Exelon Corp.
3.40%, 04/15/2026	125,000	122,637
5.15%, 03/15/2029	55,000	55,751
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,944
5.00%, 01/15/2035*	100,000	98,033
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	20,904
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	97,817
Mississippi Power Co.
3.95%, 03/30/2028	30,000	29,222
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	185,429
5.75%, 09/01/2025	60,000	60,430
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	41,109
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	51,158
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	44,479
Sempra
3.30%, 04/01/2025	130,000	129,105
Southern California Edison Co.
5.15%, 06/01/2029	125,000	126,919
5.88%, 12/01/2053	200,000	206,956
Southern Co.
4.40%, 07/01/2046	25,000	21,220
5.70%, 03/15/2034	125,000	129,938
		3,166,230
Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	75,000	63,181
4.75%, 03/30/2026	25,000	25,051
5.05%, 04/05/2029	80,000	80,890
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	232,234
		401,356
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	258,262
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
3.38%, 11/15/2027	$ 30,000	$ 29,016
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	121,043
3.20%, 06/01/2032	135,000	119,908
Waste Management, Inc.
4.88%, 02/15/2034	200,000	199,214
		727,443
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	199,203
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	22,840
		222,043
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	185,869
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	74,372
3.95%, 03/30/2048	115,000	90,911
5.35%, 04/01/2034	150,000	150,466
Southern California Gas Co.
4.13%, 06/01/2048	25,000	20,363
		336,112
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	177,873
Baxter International, Inc.
1.92%, 02/01/2027	225,000	211,248
Revvity, Inc.
1.90%, 09/15/2028	210,000	188,200
Solventum Corp.
5.40%, 03/01/2029*	150,000	151,910
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	108,758
		837,989
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	42,515
Centra Health, Inc.
4.70%, 01/01/2048	45,000	38,286
Cigna Group
4.80%, 07/15/2046	25,000	22,092
CommonSpirit Health
2.78%, 10/01/2030	55,000	48,849
3.91%, 10/01/2050	305,000	235,784
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	98,167
HCA, Inc.
4.13%, 06/15/2029	65,000	62,601
4.38%, 03/15/2042	65,000	54,330
5.45%, 09/15/2034	95,000	94,326
Health Care Service Corp.
5.45%, 06/15/2034*	90,000	90,251
Humana, Inc.
2.15%, 02/03/2032	100,000	80,850
3.70%, 03/23/2029	45,000	42,665
5.38%, 04/15/2031	70,000	70,213
5.95%, 03/15/2034	125,000	128,195

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Icon Investments Six DAC
5.85%, 05/08/2029	$ 200,000	$ 205,554
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	97,224
Stanford Health Care
3.80%, 11/15/2048	10,000	8,063
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	30,346
2.90%, 05/15/2050	150,000	98,313
4.63%, 11/15/2041	25,000	22,983
4.75%, 07/15/2045	75,000	69,027
5.38%, 04/15/2054	180,000	176,952
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	45,040
		1,862,626
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	49,463
Athene Global Funding
4.86%, 08/27/2026*	265,000	264,455
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	99,739
2.00%, 06/28/2028*	340,000	302,963
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	198,178
CNO Global Funding
2.65%, 01/06/2029*	315,000	282,332
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	53,786
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	54,110
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	397,462
Liberty Mutual Group, Inc.
4.50%, 06/15/2049*	80,000	61,629
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	30,402
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	253,430
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	108,002
3.70%, 05/15/2029	25,000	23,916
4.30%, 11/15/2046	25,000	21,164
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	190,111
RGA Global Funding
5.45%, 05/24/2029*	145,000	147,952
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	20,657
Willis North America, Inc.
4.50%, 09/15/2028	50,000	49,242
		2,608,993
Internet — 0.1%
Amazon.com, Inc.
4.95%, 12/05/2044	65,000	63,968
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	115,202
Uber Technologies, Inc.
4.30%, 01/15/2030	220,000	213,897
		393,067
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	$ 50,000	$ 44,984
3.95%, 05/01/2028	33,000	32,246
		77,230
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	254,483
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	295,000	299,334
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.18%, 06/15/2029	315,000	319,508
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	138,768
4.40%, 09/08/2031	200,000	195,242
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	248,472
		901,990
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	106,182
3.75%, 02/15/2028	125,000	119,134
6.10%, 06/01/2029	60,000	61,278
Comcast Corp.
1.95%, 01/15/2031	70,000	59,239
2.65%, 02/01/2030	30,000	27,033
3.90%, 03/01/2038	240,000	207,131
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	177,215
Walt Disney Co.
2.75%, 09/01/2049	300,000	193,979
		951,191
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	174,860
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	179,323
		354,183
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	74,624
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	50,000	48,282
3.28%, 09/19/2027	25,000	24,135
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	62,614
6.25%, 03/15/2038	25,000	25,988
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	87,139
Diamondback Energy, Inc.
5.15%, 01/30/2030	45,000	45,268
Hess Corp.
4.30%, 04/01/2027	125,000	123,676
Marathon Oil Corp.
4.40%, 07/15/2027	25,000	24,801

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Pioneer Natural Resources Co.
1.13%, 01/15/2026	$ 55,000	$ 52,840
5.10%, 03/29/2026	55,000	55,412
Shell International Finance BV
3.25%, 05/11/2025	325,000	322,457
TotalEnergies Capital International SA
2.43%, 01/10/2025	155,000	154,239
2.99%, 06/29/2041	105,000	77,999
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	23,911
4.50%, 03/04/2029*	55,000	53,612
		1,182,373
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	93,408
4.70%, 05/14/2045	125,000	114,783
4.80%, 03/15/2029	230,000	231,833
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	199,908
4.88%, 03/03/2028	200,000	202,065
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	32,250
5.08%, 06/07/2029	250,000	252,803
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	75,338
5.10%, 02/22/2031	75,000	76,317
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	38,745
3.75%, 09/15/2025	125,000	123,988
Cigna Corp.
3.25%, 04/15/2025	50,000	49,641
Cigna Group
3.88%, 10/15/2047	50,000	37,890
CVS Health Corp.
1.88%, 02/28/2031	60,000	48,889
2.70%, 08/21/2040	330,000	219,758
3.88%, 07/20/2025	50,000	49,592
5.05%, 03/25/2048	100,000	86,273
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	191,339
		2,124,820
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	49,614
4.95%, 12/15/2024	50,000	49,966
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	17,551
3.70%, 01/15/2039*	15,000	12,432
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	52,295
Enbridge, Inc.
5.50%, 12/01/2046	113,000	109,462
5.63%, 04/05/2034	90,000	91,521
6.70%, 11/15/2053	35,000	39,156
Energy Transfer LP
5.25%, 04/15/2029	35,000	35,310
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	265,515
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	49,679
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	$ 50,000	$ 54,761
MPLX LP
5.65%, 03/01/2053	150,000	143,153
ONEOK, Inc.
6.63%, 09/01/2053	180,000	193,964
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,895
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,316
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	40,000	39,356
Targa Resources Corp.
5.50%, 02/15/2035	70,000	69,845
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	109,000	108,314
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	17,110
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	209,688
5.15%, 03/15/2034	25,000	24,615
		1,682,518
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	50,000	51,323
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	84,889
American Tower Corp.
1.45%, 09/15/2026	315,000	296,593
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	42,683
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	66,998
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	137,536
Essex Portfolio LP
4.00%, 03/01/2029	90,000	86,618
4.50%, 03/15/2048	15,000	12,690
Extra Space Storage LP
4.00%, 06/15/2029	40,000	38,495
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	52,505
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	67,648
2.88%, 01/15/2031	125,000	111,522
Kilroy Realty LP
3.45%, 12/15/2024	30,000	29,925
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	43,596
Prologis LP
2.13%, 04/15/2027	115,000	108,638
4.00%, 09/15/2028	70,000	68,533
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	121,897
Realty Income Corp.
2.20%, 06/15/2028	25,000	22,900
3.10%, 12/15/2029	70,000	64,513
3.95%, 08/15/2027	25,000	24,626
4.63%, 11/01/2025	60,000	59,937

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Regency Centers LP
5.25%, 01/15/2034	$ 245,000	$ 246,533
Simon Property Group LP
2.65%, 02/01/2032	285,000	244,679
3.80%, 07/15/2050	100,000	76,257
WP Carey, Inc.
3.85%, 07/15/2029	90,000	86,017
		2,196,228
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	86,769
3.13%, 04/21/2026	50,000	48,834
5.05%, 07/15/2026	180,000	181,397
Carvana Co.
12.00%, 12/01/2028*(3)	43,598	46,112
13.00%, 06/01/2030*(3)	65,427	71,332
14.00%, 06/01/2031*(3)	78,538	93,635
Dollar General Corp.
4.63%, 11/01/2027	240,000	238,353
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	289,653
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,317
3.90%, 06/01/2029	95,000	91,773
5.00%, 08/19/2034	195,000	191,124
5.75%, 11/20/2026	45,000	45,898
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	49,946
Tractor Supply Co.
5.25%, 05/15/2033	250,000	251,073
		1,710,216
Semiconductors — 0.1%
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	203,356
Intel Corp.
4.60%, 03/25/2040	250,000	214,469
Microchip Technology, Inc.
5.05%, 03/15/2029	70,000	70,256
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,617
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	30,105
		527,803
Software — 0.2%
Atlassian Corp.
5.25%, 05/15/2029	55,000	55,699
Cadence Design Systems, Inc.
4.30%, 09/10/2029	90,000	88,278
Fiserv, Inc.
3.20%, 07/01/2026	35,000	34,171
5.45%, 03/15/2034	245,000	248,667
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,681
4.20%, 11/03/2035	250,000	242,631
Oracle Corp.
5.55%, 02/06/2053	65,000	63,500
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	146,992
2.00%, 06/30/2030	30,000	25,673
2.95%, 09/15/2029	120,000	110,432
Security Description	Shares or Principal Amount	Value

Software (continued)
3.80%, 12/15/2026	$ 25,000	$ 24,642
Salesforce, Inc.
2.70%, 07/15/2041	395,000	285,618
VMware LLC
1.40%, 08/15/2026	205,000	193,228
		1,544,212
Telecommunications — 0.3%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	179,795
AT&T, Inc.
1.65%, 02/01/2028	125,000	113,547
2.25%, 02/01/2032	280,000	233,313
3.50%, 06/01/2041	130,000	101,915
3.80%, 12/01/2057	64,000	45,960
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	247,463
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	70,521
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	252,978
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	93,971
2.65%, 11/20/2040	490,000	342,440
2.99%, 10/30/2056	35,000	21,653
3.15%, 03/22/2030	150,000	137,764
Vodafone Group PLC
4.88%, 06/19/2049	60,000	52,960
		1,894,280
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.00%, 11/19/2024	45,000	44,937
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	300,000	243,321
4.15%, 04/01/2045	25,000	21,206
4.15%, 12/15/2048	25,000	20,883
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	192,503
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	94,378
2.88%, 11/15/2029	70,000	63,995
3.50%, 05/01/2050	110,000	81,085
CSX Corp.
4.30%, 03/01/2048	25,000	21,359
		738,730
Trucking & Leasing — 0.0%
GATX Corp.
6.05%, 03/15/2034	75,000	78,701
6.90%, 05/01/2034	220,000	243,620
		322,321
Total Corporate Bonds & Notes (cost $50,458,441)		46,267,256
ASSET BACKED SECURITIES — 0.6%
Auto Loan Receivables — 0.3%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	134,016

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	$ 100,000	$ 98,304
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.96%, (SOFR30A+1.10%), 12/26/2031*	193,007	193,301
Carmax Auto Owner Trust
Series 2024-3, Class A3 4.89%, 07/16/2029	25,000	25,166
CarMax Auto Owner Trust
Series 2023-3, Class A3 5.28%, 05/15/2028	40,000	40,314
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,470
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	134,778
Series 2024-N3, Class B 4.67%, 12/10/2030*	310,000	306,548
Series 2024-N1, Class A3 5.60%, 03/10/2028*	20,000	20,133
Series 2024-N1, Class B 5.63%, 05/10/2030*	20,000	20,227
Drive Auto Receivables Trust
Series 2024-2, Class B 4.52%, 07/16/2029	165,000	163,598
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	50,000	49,920
Series 2024-4, Class A4 4.70%, 06/20/2031*	60,000	59,640
Series 2023-2, Class A2 5.56%, 04/22/2030*	120,769	121,639
Exeter Automobile Receivables Trust
Series 2021-4A, Class C 1.46%, 10/15/2027	28,814	28,729
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	96,555
Series 2023-1, Class A 4.85%, 08/15/2035*	125,000	125,719
GM Financial Automobile Leasing Trust
Series 2023-1, Class C 5.76%, 01/20/2027	50,000	50,247
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A4 4.26%, 09/20/2030*	100,000	98,926
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	159,227
Series 2024-5, Class A3 4.62%, 11/15/2028	75,000	74,815
Series 2024-5, Class B 4.63%, 08/15/2029	85,000	84,601
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	149,831	151,616
		2,278,489
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	40,000	40,539
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 0.3%
CCG Receivables Trust 2024-1
Series 2024-1, Class A2 4.99%, 03/15/2032*	$ 135,000	$ 135,135
Clarus Capital Funding LLC
Series 2024-1, Class A2 4.71%, 08/20/2032*	100,000	99,451
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	215,000	205,323
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	100,000	99,720
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	113,591	101,541
Series 2020-2A, Class A2 3.24%, 01/20/2051*	89,231	82,988
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	69,775	71,109
Series 2023-A, Class B 6.53%, 02/25/2038*	69,774	71,041
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 6.15%, (TSFR3M+1.50%), 01/17/2037*	250,000	251,337
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	53,275
Golub Capital Partners CLO 43B, Ltd. FRS
Series 2019-43A, Class A1R 5.90%, (TSFR3M+1.34%), 10/20/2037*	250,000	250,000
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 5.68%, (TSFR3M+1.06%), 10/15/2030*	250,000	250,044
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	26,686	25,232
Series 2019-2A, Class A 2.22%, 10/20/2038*	52,539	51,039
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	109,605	100,546
Octane Receivables Trust
Series 2023-1A, Class A 5.87%, 05/21/2029*	33,264	33,404
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.07%, (TSFR3M+1.41%), 07/15/2034*	255,000	255,640
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	145,000	147,769
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	109,421	98,110
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	73,395	65,149
Series 2020-A, Class A2A 2.23%, 09/15/2037*	43,556	41,386
Series 2016-A, Class A2A 2.70%, 05/15/2031*	261	261
Series 2017-A, Class A2A 2.88%, 09/15/2034*	7,597	7,508

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2029*(1)	$ 100,000	$ 95,991
		2,592,999
Total Asset Backed Securities (cost $4,973,719)		4,912,027
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Commercial and Residential — 0.6%
Alen Mtg. Trust FRS
Series 2021-ACEN, Class A 6.07%, (TSFR1M+1.26%), 04/15/2034*	135,000	122,513
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(4)	198,905	194,991
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(5)	43,266	36,325
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	53,748	45,030
Series 2021-1, Class A2 1.12%, 01/25/2066*(5)	14,018	11,831
Series 2020-6, Class M1 2.81%, 05/25/2065*(5)	70,000	57,531
BANK
Series 2024-5YR10, Class A3 5.30%, 10/15/2057	45,000	45,364
Series 2024-5YR10, Class AS 5.64%, 10/15/2057	25,000	25,211
BANK5
Series 2024-5YR8, Class A3 5.88%, 08/15/2057	165,000	170,226
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(5)	64,999	58,101
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	35,000	36,329
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(5)	75,000	78,079
Series 2024-V8, Class AM 6.63%, 07/15/2057(5)	290,000	304,713
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.15%, (TSFR1M+1.34%), 02/15/2039*	249,230	248,100
BMO Mtg. Trust
Series 2024-C9, Class A5 5.76%, 07/15/2057	290,000	303,106
Series 2024-5C5, Class A3 5.86%, 02/15/2057	280,000	288,563
BMO Mtg. Trust VRS
Series 2024-5C4, Class A3 6.53%, 05/15/2057(5)	200,000	210,955
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 6.45%, (TSFR1M+1.64%), 05/15/2041*	264,868	265,116
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(5)	75,000	45,374
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(5)	$ 225,929	$ 206,913
Chase Home Lending Mtg. TrusT
Series 2024-RPL4, Class A1B 3.38%, 12/25/2064*(5)	24,862	21,988
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(5)	14,919	13,341
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(5)	39,499	33,473
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(5)	7,339	7,045
Series 2022-3, Class A1 3.90%, 02/25/2067*(5)	121,889	116,428
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 5.86%, (SOFR30A+1.00%), 05/25/2044*	48,744	48,653
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	53,177	43,682
Series 2020-2, Class A1 1.18%, 10/25/2065*(5)	50,606	47,061
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(5)	28,508	24,070
HILT Commercial Mtg. Trust FRS
Series 2024-ORL, Class A 6.35%, (TSFR1M+1.54%), 05/15/2037*	185,000	184,884
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.68%, (TSFR1M+0.94%), 08/25/2050*	4,443	4,198
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(5)	3,321	2,986
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(5)	8,705	7,738
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(5)	9,496	8,441
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(5)	16,883	14,979
MARQ Trust FRS
Series 2024-HOU, Class A 6.40%, (TSFR1M+1.59%), 06/15/2039*	100,000	99,500
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.02%, (TSFR1M+1.21%), 04/15/2038*	164,000	163,180
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	53,291
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(5)	69,106	55,258
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(5)	126,143	105,083
NXPT Commercial Mtg. Trust VRS
Series 2024-STOR, Class A 4.46%, 11/05/2041*(5)	70,000	67,192

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
OBX Trust FRS
Series 2019-EXP3, Class 2A2 5.95%, (TSFR1M+1.21%), 10/25/2059*	$ 6,663	$ 6,729
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.18%, 12/25/2049*(5)	159,503	133,448
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class A 6.20%, (TSFR1M+1.39%), 05/15/2039*	170,000	169,041
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(5)	763	744
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(5)	16,742	15,765
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(5)	47,296	46,534
Towd Point Mtg. Trust VRS
Series 2024-1, Class A1 4.59%, 03/25/2064*(5)	197,690	196,017
Series 2024-3, Class A1B 5.16%, 07/25/2065*(5)	94,847	92,805
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(4)	127,183	127,855
Verus Securitization Trust VRS
Series 2019-INV3, Class A1 3.69%, 11/25/2059*(5)	10,025	9,859
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(5)	100,000	100,148
		4,775,787
U.S. Government Agency — 0.4%
Connecticut Avenue Securities Trust FRS
Series 2023-R04, Class 1M1 7.16%, (SOFR30A+2.30%), 05/25/2043*	166,107	169,741
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K753, Class A2 4.40%, 10/25/2030	550,000	542,786
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(5)	940,000	810,221
Series K-150, Class A2 3.71%, 09/25/2032(5)	405,000	379,076
Series K-156, Class A2 4.43%, 02/25/2033(5)	315,000	309,322
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.71%, (SOFR30A+0.85%), 11/25/2041*	63,666	63,549
Series 2024-HQA1, Class A1 6.11%, (SOFR30A+1.25%), 03/25/2044*	206,455	206,690
Series 2024-DNA2, Class A1 6.11%, (SOFR30A+1.25%), 05/25/2044*	81,220	81,307
		2,562,692
Total Collateralized Mortgage Obligations (cost $7,490,257)		7,338,479
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.2%
U.S. Government — 9.2%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	$ 1,754,600	$ 1,093,529
1.25%, 05/15/2050	278,400	139,885
1.38%, 11/15/2040 to 08/15/2050	1,938,000	1,070,330
1.63%, 11/15/2050	340,000	187,916
1.75%, 08/15/2041	575,000	385,677
1.88%, 02/15/2041(6)(7)	4,540,000	3,151,753
1.88%, 02/15/2051 to 11/15/2051	2,485,000	1,462,712
2.00%, 11/15/2041 to 08/15/2051	3,206,000	1,988,111
2.25%, 05/15/2041 to 02/15/2052	1,957,000	1,294,007
2.38%, 02/15/2042 to 05/15/2051	1,271,000	865,223
2.50%, 02/15/2045	195,000	140,408
2.75%, 08/15/2047	380,000	279,404
2.88%, 05/15/2043 to 05/15/2052	1,315,000	985,780
3.00%, 11/15/2044 to 08/15/2052	1,620,000	1,251,300
3.13%, 11/15/2041 to 05/15/2048	605,000	494,049
3.25%, 05/15/2042	350,000	294,547
3.38%, 08/15/2042 to 11/15/2048	652,500	552,433
3.63%, 02/15/2053 to 05/15/2053	2,981,500	2,560,241
3.88%, 08/15/2040 to 05/15/2043	3,230,000	2,962,507
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,274,389
4.13%, 08/15/2044 to 08/15/2053	602,200	565,743
4.25%, 02/15/2054 to 08/15/2054	905,000	870,386
4.38%, 08/15/2043	250,000	243,799
4.50%, 02/15/2044	2,035,000	2,012,742
4.63%, 05/15/2044 to 05/15/2054	2,115,000	2,148,061
4.75%, 11/15/2043 to 11/15/2053	1,525,000	1,579,719
United States Treasury Notes
0.38%, 01/31/2026	115,000	109,618
0.63%, 05/15/2030	175,000	144,409
0.75%, 08/31/2026	4,020,000	3,778,800
0.88%, 06/30/2026	975,000	923,279
1.25%, 08/15/2031	1,375,000	1,135,449
1.88%, 02/28/2027	3,055,000	2,902,727
2.75%, 07/31/2027 to 08/15/2032	2,610,000	2,435,281
2.88%, 05/15/2032	460,000	419,534
3.38%, 05/15/2033	560,000	524,563
3.50%, 02/15/2033	115,000	108,936
3.63%, 05/31/2028 to 08/31/2029	6,665,000	6,544,739
3.88%, 08/15/2034	350,000	338,625
4.00%, 02/29/2028 to 02/15/2034	6,110,000	6,074,881
4.13%, 09/30/2027 to 11/15/2032	7,570,000	7,564,780
4.25%, 02/28/2029 to 06/30/2029	2,230,000	2,237,821
4.38%, 11/30/2028	1,495,000	1,506,504
4.50%, 05/31/2029	1,485,000	1,506,347
		69,110,944
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	12,560	10,938
3.50%, 09/20/2049 to 02/20/2050	11,127	10,187
		21,125
Total U.S. Government & Agency Obligations (cost $76,742,683)		69,132,069
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	305,952
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	223,109

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Regional(State/Province) (continued)
Province of Manitoba Canada
4.30%, 07/27/2033	$ 235,000	$ 228,640
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,315
		782,016
Sovereign — 0.1%
Peruvian Government International Bond
5.38%, 02/08/2035	60,000	59,030
Republic of Panama
3.30%, 01/19/2033	350,000	275,187
United Mexican States
2.66%, 05/24/2031	200,000	165,841
3.50%, 02/12/2034	230,000	186,803
		686,861
Total Foreign Government Obligations (cost $1,636,258)		1,468,877
MUNICIPAL SECURITIES — 0.4%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	258,275
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	157,612
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	79,262
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	54,372
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	235,000	253,781
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	258,407
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	169,809
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	25,718
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	47,879
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	225,096
2.99%, 11/01/2038	60,000	50,460
3.09%, 11/01/2040	135,000	108,041
Denver City & County School District No 1 Certificate Participation
4.24%, 12/15/2037	25,000	23,570
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	121,174
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	58,444
Security Description	Shares or Principal Amount	Value

Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	$ 90,000	$ 95,553
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	45,000	49,438
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	134,622
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	181,858
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	51,657
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	45,000	50,419
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	93,550
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	166,314
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	50,516
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	127,788
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,527
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	60,336
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	106,413
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	95,018
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	24,002
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	83,633
Total Municipal Securities (cost $4,103,987)		3,267,544
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc.†(1) (cost $0)	936	0
Total Long-Term Investment Securities (cost $618,208,045)		741,284,311

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(8)	13,484,620	$ 13,484,620
T. Rowe Price Treasury Reserve Fund 4.86%(8)	116	116
Total Short-Term Investments (cost $13,484,736)		13,484,736
TOTAL INVESTMENTS (cost $631,692,781)	99.9%	754,769,047
Other assets less liabilities	0.1	546,509
NET ASSETS	100.0%	$755,315,556
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $20,316,433 representing 2.7% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$55,587	$1,323.47	0.0%
Gusto, Inc.	10/04/2021	775	22,311	14,407	18.59	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	$3,410	$2,647	$1,323.47	0.0%
Databricks, Inc. Series G	02/01/2021	300	17,737	24,131	80.44	0.0
Databricks, Inc. Series H	08/31/2021	858	63,049	69,013	80.44	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	19,110	18.59	0.0
				$184,895		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2024.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of October 31, 2024.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 42	0.489%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2029	$ 20,786	$ 2,874	$ 23,660
Centrally Cleared	CDX Investment Grade Index Series 43	0.539	5,000,000	USD	5,000,000	1.000	Quarterly	Dec 2029	112,305	(6,283)	106,022
					6,100,000				$133,091	$(3,409)	$129,682
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Short	U.S. Treasury Ultra 10 Year Notes	December 2024	$591,531	$568,751	$22,780
						Unrealized (Depreciation)
5	Long	U.S. Treasury 2 Year Notes	December 2024	$1,040,181	$1,029,727	$ (10,454)
54	Long	U.S. Treasury 5 Year Notes	December 2024	5,895,514	5,790,656	(104,858)
3	Long	U.S. Treasury Ultra Bonds	December 2024	400,353	376,875	(23,478)
						$(138,790)
		Net Unrealized Appreciation (Depreciation)				$(116,010)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$495,386	$868,862	$—	$1,364,248
Aerospace/Defense	12,276,635	1,972,871	—	14,249,506
Agriculture	1,732,741	588,748	—	2,321,489
Apparel	1,035,695	587,393	—	1,623,088
Auto Manufacturers	5,221,432	2,519,666	—	7,741,098
Auto Parts & Equipment	758,837	1,679,886	—	2,438,723
Banks	25,509,409	10,256,552	—	35,765,961
Beverages	7,098,592	1,751,335	—	8,849,927
Biotechnology	4,714,530	344,806	0	5,059,336
Chemicals	8,646,306	3,469,458	—	12,115,764
Commercial Services	8,905,308	2,422,960	14,407	11,342,675
Computer Graphics	—	—	55,587	55,587
Computers	27,273,882	810,000	—	28,083,882
Cosmetics/Personal Care	10,502,962	3,634,834	—	14,137,796
Distribution/Wholesale	783,968	2,013,947	—	2,797,915
Diversified Financial Services	24,249,993	1,020,748	—	25,270,741
Electric	11,426,474	2,722,923	—	14,149,397
Electrical Components & Equipment	2,349,089	1,862,255	—	4,211,344
Electronics	9,997,670	1,917,708	—	11,915,378
Engineering & Construction	597,017	532,046	—	1,129,063
Food	2,646,524	3,894,908	—	6,541,432
Food Service	75,206	1,402,871	—	1,478,077
Healthcare-Products	17,716,761	3,551,187	—	21,267,948
Healthcare-Services	15,466,343	311,354	—	15,777,697
Home Builders	752,071	413,980	—	1,166,051
Home Furnishings	—	1,628,402	—	1,628,402
Insurance	23,314,771	9,458,410	—	32,773,181
Internet	43,479,801	1,288,205	—	44,768,006
Leisure Time	479,515	787,255	—	1,266,770
Machinery-Construction & Mining	2,207,525	1,544,376	—	3,751,901
Machinery-Diversified	8,030,934	1,193,623	—	9,224,557
Metal Fabricate/Hardware	349,362	1,374,764	—	1,724,126
Mining	2,260,543	2,762,354	—	5,022,897
Miscellaneous Manufacturing	1,541,268	3,260,267	—	4,801,535
Oil & Gas	17,859,157	3,428,824	—	21,287,981

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Packaging & Containers	$784,464	$395,168	$—	$1,179,632
Pharmaceuticals	28,707,998	9,148,497	—	37,856,495
Private Equity	1,084,916	905,933	—	1,990,849
Real Estate	348,506	897,285	—	1,245,791
REITS	10,188,775	940,934	—	11,129,709
Retail	29,339,581	3,584,497	—	32,924,078
Semiconductors	43,199,615	7,389,923	—	50,589,538
Software	48,618,346	1,874,524	—	50,492,870
Telecommunications	5,639,154	3,248,932	—	8,888,086
Transportation	9,397,680	413,109	—	9,810,789
Other Industries	25,571,842	—	—	25,571,842
Convertible Preferred Stocks	—	—	114,901	114,901
Corporate Bonds & Notes	—	46,267,256	—	46,267,256
Asset Backed Securities:
Other Asset Backed Securities	—	2,497,008	95,991	2,592,999
Other Industries	—	2,319,028	—	2,319,028
Collateralized Mortgage Obligations	—	7,338,479	—	7,338,479
U.S. Government & Agency Obligations	—	69,132,069	—	69,132,069
Foreign Government Obligations	—	1,468,877	—	1,468,877
Municipal Securities	—	3,267,544	—	3,267,544
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	13,484,736	—	—	13,484,736
Total Investments at Value	$516,121,320	$238,366,841	$280,886	$754,769,047
Other Financial Instruments:†
Swaps	$—	$2,874	$—	$2,874
Futures Contracts	22,780	—	—	22,780
Total Other Financial Instruments	$22,780	$2,874	$—	$25,654
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$6,283	$—	$6,283
Futures Contracts	138,790	—	—	138,790
Total Other Financial Instruments	$138,790	$6,283	$—	$145,073
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.7%
Advertising — 0.1%
WPP PLC	164,998	$ 1,737,935
Aerospace/Defense — 1.1%
Boeing Co.†	13,200	1,970,892
General Dynamics Corp.	5,131	1,496,251
General Electric Co.	24,502	4,208,954
Howmet Aerospace, Inc.	2,723	271,538
L3Harris Technologies, Inc.	8,575	2,122,055
Lockheed Martin Corp.	206	112,486
Melrose Industries PLC	270,406	1,678,031
Northrop Grumman Corp.	2,557	1,301,564
RTX Corp.	2,475	299,450
Safran SA	9,974	2,262,928
TransDigm Group, Inc.	639	832,170
		16,556,319
Agriculture — 0.2%
Altria Group, Inc.	2,314	126,021
Farmer's Business Network, Inc.†(1)(2)	562	1,967
Philip Morris International, Inc.	9,279	1,231,323
Wilmar International, Ltd.	479,900	1,160,806
		2,520,117
Airlines — 0.0%
Delta Air Lines, Inc.	2,181	124,797
United Airlines Holdings, Inc.†	1,675	131,085
		255,882
Apparel — 0.1%
Deckers Outdoor Corp.†	627	100,878
Kering SA	2,750	685,403
NIKE, Inc., Class B	2,603	200,769
Samsonite International SA*	212,100	498,090
Tapestry, Inc.	3,052	144,818
		1,629,958
Auto Manufacturers — 0.9%
Cummins, Inc.	6,313	2,076,851
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	13,803	970,828
Honda Motor Co., Ltd.	51,600	517,656
Suzuki Motor Corp.	98,600	972,355
Tesla, Inc.†	24,591	6,144,062
Toyota Motor Corp.	148,900	2,566,720
		13,248,472
Auto Parts & Equipment — 0.3%
Autoliv, Inc. SDR	13,252	1,241,646
Denso Corp.	100,600	1,431,329
Dowlais Group PLC	327,020	206,375
Magna International, Inc.	25,526	1,007,511
Stanley Electric Co., Ltd.	28,700	490,511
		4,377,372
Banks — 3.4%
ANZ Group Holdings, Ltd.	55,854	1,135,508
Bank of America Corp.	130,976	5,477,416
Bank of New York Mellon Corp.	4,197	316,286
BNP Paribas SA	18,974	1,296,174
Citigroup, Inc.	29,112	1,868,117
DBS Group Holdings, Ltd.	47,910	1,378,811
DNB Bank ASA	132,419	2,736,205
East West Bancorp, Inc.	5,159	502,951
Fifth Third Bancorp	5,647	246,661
Goldman Sachs Group, Inc.	4,548	2,354,909
Security Description	Shares or Principal Amount	Value

Banks (continued)
HDFC Bank, Ltd.	68,435	$ 1,405,263
Huntington Bancshares, Inc.	50,831	792,455
ING Groep NV	153,835	2,611,303
Intesa Sanpaolo SpA	302,300	1,295,896
JPMorgan Chase & Co.	38,995	8,653,770
KeyCorp	69,677	1,201,928
Macquarie Group, Ltd.	9,095	1,372,664
Mitsubishi UFJ Financial Group, Inc.	196,500	2,051,378
Morgan Stanley	11,516	1,338,735
National Bank of Canada	22,799	2,174,530
PNC Financial Services Group, Inc.	812	152,875
Popular, Inc.	981	87,535
Standard Chartered PLC	148,452	1,712,270
State Street Corp.	1,976	183,373
Sumitomo Mitsui Trust Group, Inc.	32,700	721,376
Svenska Handelsbanken AB, Class A	75,957	790,289
Truist Financial Corp.	1,534	66,039
UniCredit SpA	34,717	1,538,070
United Overseas Bank, Ltd.	78,200	1,883,234
US Bancorp	5,131	247,879
Wells Fargo & Co.	11,867	770,406
Western Alliance Bancorp	1,218	101,350
		48,465,656
Beverages — 0.8%
Coca-Cola Co.	64,325	4,201,066
Constellation Brands, Inc., Class A	789	183,316
Diageo PLC	44,936	1,401,093
Heineken NV	19,701	1,616,159
Keurig Dr Pepper, Inc.	75,353	2,482,881
Kirin Holdings Co., Ltd.	34,100	500,765
Monster Beverage Corp.†	3,003	158,198
PepsiCo, Inc.	5,231	868,765
		11,412,243
Biotechnology — 0.3%
Amgen, Inc.	2,680	858,029
Argenx SE ADR†	2,146	1,258,200
BeiGene, Ltd. ADR†	513	103,954
Biogen, Inc.†	949	165,126
Corteva, Inc.	1,307	79,622
Genmab A/S†	3,165	706,351
Gilead Sciences, Inc.	3,374	299,679
Regeneron Pharmaceuticals, Inc.†	962	806,348
Vertex Pharmaceuticals, Inc.†	777	369,837
		4,647,146
Building Materials — 0.2%
Carrier Global Corp.	5,662	411,741
Johnson Controls International PLC	2,146	162,130
Louisiana-Pacific Corp.	1,524	150,724
Martin Marietta Materials, Inc.	1,862	1,102,937
Owens Corning	2,971	525,243
Trane Technologies PLC	709	262,443
Vulcan Materials Co.	1,533	419,935
West Fraser Timber Co., Ltd. (NASDAQ)	2,360	213,344
West Fraser Timber Co., Ltd. (TSX)	1,845	166,631
		3,415,128
Chemicals — 1.2%
Air Liquide SA	13,326	2,387,953
Akzo Nobel NV	16,062	1,024,785
Asahi Kasei Corp.	87,700	603,706
BASF SE	23,147	1,124,314

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	4,658	$ 383,027
Covestro AG*†	17,505	1,107,922
H.B. Fuller Co.	1,255	91,841
Huntsman Corp.	3,927	86,394
International Flavors & Fragrances, Inc.	1,407	139,898
Johnson Matthey PLC	39,255	753,412
Linde PLC	9,670	4,410,970
Mosaic Co.	38,999	1,043,613
RPM International, Inc.	1,462	185,835
Sherwin-Williams Co.	10,919	3,917,410
Shin-Etsu Chemical Co., Ltd.	6,100	225,781
Umicore SA	33,011	391,788
		17,878,649
Coal — 0.0%
Teck Resources, Ltd., Class B	10,242	476,151
Warrior Met Coal, Inc.	1,964	123,987
		600,138
Commercial Services — 0.9%
Adyen NV*†	674	1,025,250
Ashtead Group PLC	7,335	552,352
Block, Inc.†	1,354	97,921
Booz Allen Hamilton Holding Corp.	427	77,569
Cintas Corp.	3,545	729,596
Colliers International Group, Inc.	1,015	154,930
Corpay, Inc.†	5,727	1,888,306
Edenred SE	16,950	547,062
Element Fleet Management Corp.	114,668	2,346,315
Equifax, Inc.	640	169,613
Global Payments, Inc.	2,745	284,684
Gusto, Inc.†(1)(2)	2,300	42,757
Moody's Corp.	286	129,855
Quanta Services, Inc.	374	112,810
Recruit Holdings Co., Ltd.	30,000	1,839,657
S&P Global, Inc.	2,902	1,394,005
TechnoPro Holdings, Inc.	46,500	828,532
Verisk Analytics, Inc.	811	222,798
		12,444,012
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	158,816
Computers — 2.5%
Accenture PLC, Class A	3,466	1,195,146
Apple, Inc.	135,591	30,631,363
Crowdstrike Holdings, Inc., Class A†	2,270	673,895
Fortinet, Inc.†	9,888	777,790
Gartner, Inc.†	168	84,420
International Business Machines Corp.	1,951	403,311
Nomura Research Institute, Ltd.	34,500	1,032,030
Pure Storage, Inc., Class A†	1,870	93,594
Teleperformance SE	5,470	574,167
Western Digital Corp.†	3,539	231,132
Zscaler, Inc.†	504	91,118
		35,787,966
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	33,419	3,131,695
Kenvue, Inc.	267,538	6,134,646
L'Oreal SA	4,656	1,753,363
Procter & Gamble Co.	27,078	4,472,744
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Puig Brands SA, Class B†	24,791	$ 572,826
Unilever PLC	79,943	4,892,719
		20,957,993
Distribution/Wholesale — 0.3%
Bunzl PLC	33,074	1,460,814
Copart, Inc.†	3,852	198,262
Fastenal Co.	1,855	145,024
Mitsubishi Corp.	55,000	1,003,406
SiteOne Landscape Supply, Inc.†	1,116	155,950
Sumitomo Corp.	74,000	1,543,599
WW Grainger, Inc.	116	128,671
		4,635,726
Diversified Financial Services — 2.0%
American Express Co.	12,209	3,297,407
Apollo Global Management, Inc.	1,309	187,527
Ares Management Corp., Class A	1,619	271,474
Blackrock, Inc.	536	525,832
Capital One Financial Corp.	1,138	185,255
Cboe Global Markets, Inc.	1,303	278,282
Charles Schwab Corp.	72,783	5,155,220
CME Group, Inc.	5,693	1,282,974
Intercontinental Exchange, Inc.	2,880	448,906
Julius Baer Group, Ltd.	24,010	1,469,298
Mastercard, Inc., Class A	12,324	6,156,947
Mitsubishi HC Capital, Inc.	86,700	584,663
Synchrony Financial	2,474	136,416
TPG, Inc.	934	63,213
Tradeweb Markets, Inc., Class A	1,602	203,454
Visa, Inc., Class A	30,902	8,956,945
Voya Financial, Inc.	3,534	283,780
		29,487,593
Electric — 1.4%
Ameren Corp.	29,647	2,582,550
CenterPoint Energy, Inc.	2,991	88,324
CMS Energy Corp.	2,283	158,920
Constellation Energy Corp.	8,134	2,138,917
Dominion Energy, Inc.	3,233	192,460
Duke Energy Corp.	882	101,668
Electric Power Development Co., Ltd.	53,700	893,738
Engie SA	141,462	2,370,113
Entergy Corp.	1,663	257,399
Evergy, Inc.	1,997	120,699
Exelon Corp.	51,749	2,033,736
FirstEnergy Corp.	5,255	219,817
National Grid PLC	170,835	2,147,088
NextEra Energy, Inc.	26,145	2,071,991
PG&E Corp.	35,847	724,826
PPL Corp.	1,363	44,379
Sempra	1,219	101,628
Southern Co.	5,773	525,516
Vistra Corp.	1,293	161,573
Xcel Energy, Inc.	50,471	3,371,968
		20,307,310
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	16,112	2,953,974
Emerson Electric Co.	1,511	163,596
Legrand SA	18,436	2,065,486
Schneider Electric SE	403	104,258
		5,287,314

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.9%
ABB, Ltd.	55,453	$ 3,079,825
Amphenol Corp., Class A	21,825	1,462,711
Fortive Corp.	3,127	223,361
Honeywell International, Inc.	2,787	573,230
Hubbell, Inc.	962	410,803
Keysight Technologies, Inc.†	24,477	3,647,318
Mettler-Toledo International, Inc.†	249	321,646
Murata Manufacturing Co., Ltd.	41,900	729,099
Sensata Technologies Holding PLC	922	31,661
TE Connectivity PLC	20,861	3,075,329
		13,554,983
Engineering & Construction — 0.1%
Cellnex Telecom SA*	3,285	120,107
Worley, Ltd.	114,889	1,048,531
		1,168,638
Environmental Control — 0.2%
ARE Holdings, Inc.	900	10,987
Republic Services, Inc.	8,133	1,610,334
Veralto Corp.	1,303	133,154
Waste Connections, Inc.	1,190	210,332
Waste Management, Inc.	1,160	250,386
		2,215,193
Exchange-Traded Funds — 0.0%
Sprott Physical Uranium Trust†	2,500	46,127
Food — 0.7%
Barry Callebaut AG	305	533,259
Campbell Soup Co.	799	37,273
Mondelez International, Inc., Class A	28,594	1,958,117
Nestle SA	55,390	5,237,703
Seven & i Holdings Co., Ltd.	136,400	1,954,006
Sysco Corp.	1,184	88,741
		9,809,099
Food Service — 0.2%
Compass Group PLC	85,289	2,762,438
Forest Products & Paper — 0.2%
International Paper Co.	50,668	2,814,101
Gas — 0.1%
Atmos Energy Corp.	11,794	1,636,771
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.	7,180	667,309
Healthcare-Products — 1.8%
Abbott Laboratories	3,460	392,260
Alcon, Inc.	12,475	1,144,263
Boston Scientific Corp.†	4,941	415,143
Danaher Corp.	15,515	3,811,415
Elekta AB, Series B	100,682	603,537
EssilorLuxottica SA	6,051	1,422,856
GE HealthCare Technologies, Inc.	8,003	699,062
Hologic, Inc.†	3,878	313,614
Intuitive Surgical, Inc.†	7,828	3,944,059
Koninklijke Philips NV†	74,497	1,955,563
Medtronic PLC	2,671	238,387
Repligen Corp.†	1,328	178,311
Revvity, Inc.	17,338	2,056,113
Siemens Healthineers AG*	36,761	1,918,294
Stryker Corp.	4,834	1,722,257
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	8,331	$ 4,551,392
Zimmer Biomet Holdings, Inc.	3,712	396,887
		25,763,413
Healthcare-Services — 1.4%
Centene Corp.†	2,946	183,418
Cigna Group	4,231	1,331,961
Elevance Health, Inc.	10,718	4,348,936
Fresenius SE & Co. KGaA†	17,089	622,381
HCA Healthcare, Inc.	1,382	495,779
Humana, Inc.	1,946	501,737
ICON PLC†	579	128,602
IQVIA Holdings, Inc.†	297	61,128
Molina Healthcare, Inc.†	350	112,427
Quest Diagnostics, Inc.	1,033	159,939
Tenet Healthcare Corp.†	14,346	2,223,917
UnitedHealth Group, Inc.	16,929	9,556,420
		19,726,645
Home Builders — 0.1%
NVR, Inc.†	54	494,252
Open House Group Co., Ltd.	1,500	55,191
Persimmon PLC	49,965	944,714
WHA Corp. PCL	392,500	67,853
		1,562,010
Home Furnishings — 0.2%
Panasonic Holdings Corp.	131,500	1,053,705
Sony Group Corp.	125,400	2,204,570
		3,258,275
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	1,228	164,773
Insurance — 3.1%
AIA Group, Ltd.	201,200	1,600,988
Allstate Corp.	11,877	2,215,298
AXA SA	102,903	3,857,894
Axis Capital Holdings, Ltd.	2,060	161,216
Berkshire Hathaway, Inc., Class B†	21,141	9,532,900
Challenger, Ltd.	87,139	343,566
Chubb, Ltd.	16,167	4,566,207
Definity Financial Corp.	19,925	768,894
Equitable Holdings, Inc.	3,861	175,058
Hartford Financial Services Group, Inc.	4,477	494,440
Mandatum Oyj	115,949	535,468
Marsh & McLennan Cos., Inc.	6,159	1,344,140
MetLife, Inc.	13,804	1,082,510
Muenchener Rueckversicherungs-Gesellschaft AG	8,305	4,255,070
Progressive Corp.	5,079	1,233,334
RenaissanceRe Holdings, Ltd.	1,117	293,101
Sampo Oyj, Class A	43,697	1,940,196
Storebrand ASA	143,399	1,626,997
Sun Life Financial, Inc.	23,811	1,320,221
Tokio Marine Holdings, Inc.	82,900	2,947,839
Travelers Cos., Inc.	8,317	2,045,483
Zurich Insurance Group AG	2,914	1,727,940
		44,068,760
Internet — 5.3%
Airbnb, Inc., Class A†	1,392	187,628
Alibaba Group Holding, Ltd. ADR	4,624	453,060
Alphabet, Inc., Class A	30,821	5,273,781
Alphabet, Inc., Class C	90,268	15,588,381

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Amazon.com, Inc.†	116,914	$ 21,792,770
Booking Holdings, Inc.	888	4,152,510
CyberAgent, Inc.	107,000	699,214
DoorDash, Inc., Class A†	4,496	704,523
Gen Digital, Inc.	12,858	374,296
LY Corp.	214,100	578,012
Meta Platforms, Inc., Class A	29,965	17,007,535
NAVER Corp.	6,960	845,877
Netflix, Inc.†	6,897	5,214,339
Palo Alto Networks, Inc.†	557	200,704
Pinterest, Inc., Class A†	4,084	129,830
Sea, Ltd. ADR†	6,274	590,070
Shopify, Inc., Class A†	14,805	1,157,899
Spotify Technology SA†	402	154,810
Tencent Holdings, Ltd.	10,400	541,089
Uber Technologies, Inc.†	11,876	855,666
		76,501,994
Investment Companies — 0.0%
Yellow Cake PLC*†	6,563	46,240
Iron/Steel — 0.3%
ArcelorMittal SA	5,790	143,491
Champion Iron, Ltd. (ASX)	20,143	76,417
Champion Iron, Ltd. (TSX)	11,568	44,615
Cleveland-Cliffs, Inc.†	7,567	98,220
Commercial Metals Co.	1,355	72,899
JSW Steel, Ltd.	5,721	65,068
Mineral Resources, Ltd.	923	23,497
Nippon Steel Corp.	10,900	217,385
Nucor Corp.	4,546	644,805
POSCO Holdings, Inc.	380	91,289
Reliance, Inc.	1,574	450,699
Steel Dynamics, Inc.	7,759	1,012,550
Tata Steel, Ltd.	67,700	118,466
Vale SA ADR	47,339	506,527
		3,565,928
Leisure Time — 0.2%
Amadeus IT Group SA	21,948	1,593,092
Norwegian Cruise Line Holdings, Ltd.†	4,364	110,584
Royal Caribbean Cruises, Ltd.	1,961	404,652
		2,108,328
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	4,987	1,171,197
Las Vegas Sands Corp.	5,312	275,427
Marriott International, Inc., Class A	1,734	450,875
Wynn Resorts, Ltd.	1,719	165,058
		2,062,557
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	689	259,202
GE Vernova, Inc.†	3,974	1,198,797
Mitsubishi Electric Corp.	111,400	1,712,154
Sandvik AB	69,564	1,374,132
Vertiv Holdings Co., Class A	1,130	123,498
		4,667,783
Machinery-Diversified — 0.8%
Deere & Co.	5,884	2,381,196
Dover Corp.	1,329	251,620
Esab Corp.	1,185	145,802
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
IDEX Corp.	1,034	$ 221,938
Ingersoll Rand, Inc.	2,265	217,440
KION Group AG	18,801	728,819
Omron Corp.	16,300	642,390
Rockwell Automation, Inc.	8,300	2,213,693
SMC Corp.	1,400	598,425
THK Co., Ltd.	28,400	466,524
Westinghouse Air Brake Technologies Corp.	16,177	3,040,952
Xylem, Inc.	284	34,586
		10,943,385
Media — 0.2%
Comcast Corp., Class A	65,601	2,864,796
FactSet Research Systems, Inc.	128	58,120
Walt Disney Co.	4,076	392,111
		3,315,027
Metal Fabricate/Hardware — 0.2%
Prysmian SpA	38,227	2,706,272
Tenaris SA ADR	2,835	93,215
		2,799,487
Mining — 1.6%
Adriatic Metals PLC†	28,156	77,472
Agnico Eagle Mines, Ltd. (NYSE)	1,278	110,279
Agnico Eagle Mines, Ltd. (TSX)	6,331	546,457
Alamos Gold, Inc.	8,085	163,155
Alamos Gold, Inc., Class A	17,966	362,972
Alcoa Corp.	2,994	120,029
Alrosa PJSC†(1)(2)	121,860	0
Aluminium Bahrain BSC	21,549	75,497
Anglo American Platinum, Ltd.	2,153	84,170
Anglo American PLC	22,533	705,020
Anglogold Ashanti PLC (JSE)	5,231	146,475
Anglogold Ashanti PLC (NYSE)	4,027	111,951
Antofagasta PLC	73,554	1,660,063
Artemis Gold, Inc.†	7,248	72,982
Aya Gold & Silver, Inc.†	10,355	133,049
Barrick Gold Corp.	15,498	299,421
BHP Group, Ltd. (ASX)	95,726	2,659,919
BHP Group, Ltd. (LSE)	48,484	1,346,619
Cameco Corp.	5,868	306,427
Capricorn Metals, Ltd.†	43,996	179,176
Capstone Copper Corp.†	6,017	41,616
Centamin PLC	49,208	100,779
CMOC Group, Ltd.	108,000	88,733
De Grey Mining, Ltd.†	61,472	61,131
ERO Copper Corp.†	15,520	285,019
First Quantum Minerals, Ltd.†	8,768	113,288
Foran Mining Corp.	23,013	72,228
Franco-Nevada Corp. (NYSE)	11,240	1,491,098
Franco-Nevada Corp. (TSX)	5,969	792,323
Freeport-McMoRan, Inc.	31,816	1,432,356
G Mining Ventures Corp.†	23,511	200,773
Glencore PLC	154,501	805,104
Gold Fields, Ltd.	14,458	238,742
Grupo Mexico SAB de CV, Class B	39,238	205,882
Harmony Gold Mining Co., Ltd.	10,351	111,826
Hindalco Industries, Ltd.	8,861	71,363
Hudbay Minerals, Inc.	4,850	43,408
IGO, Ltd.	120,891	411,315
Impala Platinum Holdings, Ltd.†	44,307	292,103
Industrias Penoles SAB de CV†	5,979	94,181
Ivanhoe Electric, Inc.†	6,031	61,215

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Ivanhoe Mines, Ltd.†	16,615	$ 219,688
Kinross Gold Corp.	14,079	141,916
Lundin Gold, Inc.	8,697	210,312
MP Materials Corp.†	7,282	131,003
NAC Kazatomprom JSC GDR	4,007	156,676
New Gold, Inc.†	18,386	50,575
Newmont Corp.(ASX)	4,498	209,026
Newmont Corp.(NYSE)	7,757	352,478
NGEx Minerals, Ltd.†	11,176	95,197
Norsk Hydro ASA	13,170	81,118
Northam Platinum Holdings, Ltd.	23,744	177,305
Northern Star Resources, Ltd.	32,258	373,899
Osisko Gold Royalties, Ltd.	12,807	257,731
Pilbara Minerals, Ltd.†	375,557	693,119
Polyus PJSC Series E†(1)(2)	428	0
Predictive Discovery, Ltd.†	332,166	61,170
Rio Tinto PLC	4,445	287,571
Royal Gold, Inc.	805	117,578
Sibanye Stillwater, Ltd.†	78,077	90,278
Skeena Resources, Ltd.†	15,074	146,480
Snowline Gold Corp.	15,252	64,082
South32, Ltd.	272,960	657,939
Southern Copper Corp.	6,939	760,167
Uranium Energy Corp.†	12,683	94,108
Wesdome Gold Mines, Ltd.†	10,373	90,890
Wheaton Precious Metals Corp. (NYSE)	12,611	832,452
Wheaton Precious Metals Corp. (TSX)	10,673	704,839
Zijin Mining Group Co., Ltd.	108,000	229,490
		23,462,703
Miscellaneous Manufacturing — 0.5%
Largan Precision Co., Ltd.	5,000	343,281
Parker-Hannifin Corp.	1,510	957,446
Siemens AG	31,950	6,202,040
Teledyne Technologies, Inc.†	715	325,554
		7,828,321
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	845	322,765
Oil & Gas — 2.5%
BP PLC ADR	3,518	103,288
Canadian Natural Resources, Ltd.	11,379	386,969
Chesapeake Energy Corp.	11,014	933,106
Chevron Corp.	24,300	3,616,326
ConocoPhillips	40,947	4,485,334
DCC PLC	15,430	976,247
Devon Energy Corp.	1,158	44,791
Diamondback Energy, Inc.	9,353	1,653,330
EOG Resources, Inc.	6,644	810,302
EQT Corp.	52,485	1,917,802
Equinor ASA	106,852	2,560,770
Exxon Mobil Corp.	59,351	6,931,010
Galp Energia SGPS SA	10,934	186,448
Hess Corp.	1,203	161,779
Kosmos Energy, Ltd.†	19,427	73,046
Marathon Petroleum Corp.	4,619	671,926
Noble Corp. PLC	2,613	83,564
Ovintiv, Inc.	1,889	74,049
Permian Resources Corp.	9,666	131,748
Phillips 66	908	110,613
Range Resources Corp.	73,455	2,205,854
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Shell PLC	18,102	$ 602,166
Shell PLC ADR	35,855	2,422,005
Suncor Energy, Inc. (NYSE)	2,143	80,941
Suncor Energy, Inc. (TSX)	8,009	302,333
Texas Pacific Land Corp.	48	55,968
TotalEnergies SE	62,274	3,895,144
Valero Energy Corp.	4,552	590,667
Viper Energy, Inc.	8,231	427,189
Weatherford International PLC	1,182	93,378
		36,588,093
Oil & Gas Services — 0.3%
Atlas Energy Solutions, Inc.	3,819	74,738
Baker Hughes Co.	6,334	241,199
Expro Group Holdings NV†	4,541	57,898
Halliburton Co.	9,556	265,083
Kodiak Gas Services, Inc.	2,472	78,807
Schlumberger NV	84,724	3,394,891
TechnipFMC PLC	9,681	258,386
		4,371,002
Packaging & Containers — 0.1%
Ball Corp.	4,847	287,185
Packaging Corp. of America	1,791	410,031
Stora Enso Oyj, Class R	71,018	792,860
		1,490,076
Pharmaceuticals — 3.6%
AbbVie, Inc.	6,033	1,229,948
Astellas Pharma, Inc.	107,400	1,258,282
AstraZeneca PLC ADR	104,938	7,466,339
Bayer AG	27,754	747,239
Becton Dickinson & Co.	9,108	2,127,538
Bristol-Myers Squibb Co.	26,142	1,457,939
Cencora, Inc.	13,447	3,066,992
Chugai Pharmaceutical Co., Ltd.	26,200	1,250,079
CVS Health Corp.	3,577	201,957
Dexcom, Inc.†	3,106	218,911
Eli Lilly & Co.	11,883	9,859,800
Johnson & Johnson	32,502	5,195,770
McKesson Corp.	648	324,382
Merck & Co., Inc.	20,003	2,046,707
Novartis AG	32,706	3,548,695
Novo Nordisk A/S ADR	2,363	264,538
Novo Nordisk A/S, Class B	33,778	3,776,843
Pfizer, Inc.	12,456	352,505
Roche Holding AG	11,085	3,442,714
Sanofi ADR	2,670	141,189
Sanofi SA	35,506	3,746,235
Shionogi & Co., Ltd.	31,800	453,590
Viatris, Inc.	2,116	24,546
Zoetis, Inc.	2,305	412,088
		52,614,826
Pipelines — 0.2%
Enbridge, Inc.	10,644	430,018
Kinder Morgan, Inc.	8,357	204,830
South Bow Corp.†	3,425	85,530
Targa Resources Corp.	3,548	592,374
Williams Cos., Inc.	39,949	2,092,129
		3,404,881
Private Equity — 0.3%
Blackstone, Inc.	982	164,730

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity (continued)
Bridgepoint Group PLC*	198,689	$ 798,424
Brookfield Corp.	29,248	1,550,889
CVC Capital Partners PLC*†	49,349	1,035,828
KKR & Co., Inc.	2,698	372,972
		3,922,843
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,888	247,271
CoStar Group, Inc.†	1,120	81,525
Emerald Resources NL†	66,454	182,762
Kerry Properties, Ltd.	24,500	51,734
LEG Immobilien SE	2,223	210,648
Mitsubishi Estate Co., Ltd.	17,100	252,627
Mitsui Fudosan Co., Ltd.	247,300	2,105,299
Shurgard Self Storage, Ltd.	3,748	159,474
StorageVault Canada, Inc.	20,079	58,693
Sun Hung Kai Properties, Ltd.	19,000	205,622
Swire Properties, Ltd.	36,200	73,739
		3,629,394
REITS — 2.2%
Acadia Realty Trust	18,333	448,975
Agree Realty Corp.	851	63,187
Alexandria Real Estate Equities, Inc.	869	96,937
American Homes 4 Rent, Class A	15,820	557,497
American Tower Corp.	7,290	1,556,707
Annaly Capital Management, Inc.	57,196	1,087,296
Apple Hospitality REIT, Inc.	13,785	203,604
AvalonBay Communities, Inc.	4,162	922,341
Big Yellow Group PLC	3,337	51,849
Boardwalk Real Estate Investment Trust	2,101	109,098
Broadstone Net Lease, Inc.	1,438	25,294
Camden Property Trust	2,187	253,233
Canadian Apartment Properties REIT	2,528	84,227
CapitaLand Integrated Commercial Trust	118,129	179,526
Comforia Residential REIT, Inc.	40	78,387
Crown Castle, Inc.	2,149	230,996
CubeSmart	12,894	616,849
Derwent London PLC	4,216	119,066
Digital Core REIT Management Pte, Ltd.	92,200	57,544
Digital Realty Trust, Inc.	319	56,855
Douglas Emmett, Inc.	7,965	141,697
EastGroup Properties, Inc.	1,886	323,034
EPR Properties	554	25,135
Equinix, Inc.	3,659	3,322,665
Equity LifeStyle Properties, Inc.	14,787	1,036,864
Equity Residential	9,204	647,686
Essential Properties Realty Trust, Inc.	1,788	56,662
Essex Property Trust, Inc.	3,207	910,339
Extra Space Storage, Inc.	477	77,894
Federal Realty Investment Trust	411	45,555
Gaming & Leisure Properties, Inc.	9,881	495,927
Gecina SA	1,153	123,023
Goodman Group	15,709	374,116
Great Portland Estates PLC	120,865	488,733
Host Hotels & Resorts, Inc.	1,347	23,222
Invincible Investment Corp.	287	117,072
Japan Metropolitan Fund Investment Corp.	87	53,285
Kilroy Realty Corp.	6,245	251,174
Kimco Realty Corp.	11,341	269,009
Lineage, Inc.	1,433	106,099
Mapletree Industrial Trust	56,800	103,083
Security Description	Shares or Principal Amount	Value

REITS (continued)
Nexus Select Trust	43,827	$ 74,783
NNN REIT, Inc.	1,863	80,929
Pebblebrook Hotel Trust	5,347	64,057
Prologis, Inc.	15,837	1,788,631
Public Storage	11,070	3,642,694
Rayonier, Inc.	4,716	147,281
Realty Income Corp.	6,950	412,622
Regency Centers Corp.	13,263	947,509
Rexford Industrial Realty, Inc.	22,051	945,767
SBA Communications Corp.	1,535	352,236
Scentre Group	715,936	1,637,686
Segro PLC	25,099	255,184
Simon Property Group, Inc.	6,566	1,110,442
Sun Communities, Inc.	5,543	735,445
Terreno Realty Corp.	7,530	451,424
UNITE Group PLC	9,765	110,587
Ventas, Inc.	11,190	732,833
VICI Properties, Inc.	9,042	287,174
Vornado Realty Trust	4,421	183,074
Warehouses De Pauw CVA	5,327	126,493
Welltower, Inc.	11,635	1,569,329
Weyerhaeuser Co.	8,065	251,305
WP Carey, Inc.	2,051	114,282
		31,813,509
Retail — 2.6%
AutoZone, Inc.†	691	2,079,219
Bath & Body Works, Inc.	1,245	35,333
Burlington Stores, Inc.†	728	180,377
Carvana Co.†	16,080	3,976,745
Chipotle Mexican Grill, Inc.†	38,459	2,144,858
Cie Financiere Richemont SA, Class A	8,091	1,180,322
Costco Wholesale Corp.	1,742	1,522,821
Dollar General Corp.	8,583	686,983
Dollar Tree, Inc.†	10,046	649,373
Domino's Pizza, Inc.	373	154,321
Ferguson Enterprises, Inc.	6,740	1,326,028
Home Depot, Inc.	9,562	3,765,037
Isetan Mitsukoshi Holdings, Ltd.	63,100	934,236
Kingfisher PLC	448,350	1,701,861
Lowe's Cos., Inc.	2,073	542,774
Lululemon Athletica, Inc.†	1,803	537,114
McDonald's Corp.	12,015	3,509,702
Moncler SpA	20,928	1,164,986
Next PLC	14,377	1,822,827
O'Reilly Automotive, Inc.†	315	363,239
Ross Stores, Inc.	8,530	1,191,812
Starbucks Corp.	8,116	792,933
Target Corp.	1,870	280,575
TJX Cos., Inc.	10,677	1,206,821
Tractor Supply Co.	2,495	662,447
Ulta Beauty, Inc.†	202	74,534
Walmart, Inc.	58,385	4,784,651
Welcia Holdings Co., Ltd.	18,800	234,538
Wingstop, Inc.	326	93,787
		37,600,254
Semiconductors — 5.5%
Advanced Micro Devices, Inc.†	23,727	3,418,349
Analog Devices, Inc.	8,592	1,916,961
ASML Holding NV (NASDAQ)	2,213	1,488,353
ASML Holding NV (XAMS)	5,576	3,749,340
BE Semiconductor Industries NV	5,316	563,270

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Broadcom, Inc.	51,693	$ 8,775,921
Entegris, Inc.	716	74,972
Hamamatsu Photonics KK	44,400	589,434
KLA Corp.	386	257,165
Lam Research Corp.	4,100	304,835
Marvell Technology, Inc.	7,023	562,613
Micron Technology, Inc.	4,608	459,187
Monolithic Power Systems, Inc.	1,585	1,203,490
NVIDIA Corp.	282,282	37,475,758
NXP Semiconductors NV	8,245	1,933,452
QUALCOMM, Inc.	9,014	1,467,209
Renesas Electronics Corp.	58,300	782,345
Samsung Electronics Co., Ltd.	39,252	1,659,002
SUMCO Corp.	8,400	80,376
Taiwan Semiconductor Manufacturing Co., Ltd.	203,000	6,383,601
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,654	886,773
Texas Instruments, Inc.	19,674	3,996,970
Tokyo Electron, Ltd.	7,700	1,144,869
		79,174,245
Software — 4.2%
Adobe, Inc.†	1,685	805,565
Atlassian Corp., Class A†	1,827	344,463
Autodesk, Inc.†	1,225	347,655
BILL Holdings, Inc.†	3,729	217,624
Cadence Design Systems, Inc.†	2,157	595,591
Confluent, Inc., Class A†	5,554	145,348
Datadog, Inc., Class A†	2,445	306,701
Descartes Systems Group, Inc.†	1,210	125,755
Dynatrace, Inc.†	2,568	138,158
Fair Isaac Corp.†	130	259,104
Fiserv, Inc.†	27,458	5,433,938
HubSpot, Inc.†	186	103,191
Intuit, Inc.	3,397	2,073,189
Microsoft Corp.	87,180	35,425,593
MongoDB, Inc.†	1,955	528,632
MSCI, Inc.	425	242,760
Oracle Corp.	6,500	1,090,960
Roper Technologies, Inc.	2,690	1,446,494
Salesforce, Inc.	5,758	1,677,709
SAP SE	15,847	3,703,938
ServiceNow, Inc.†	4,477	4,176,996
Snowflake, Inc., Class A†	1,093	125,498
Synopsys, Inc.†	3,935	2,021,055
		61,335,917
Telecommunications — 0.9%
Arista Networks, Inc.†	631	243,844
AT&T, Inc.	4,887	110,153
BT Group PLC	804,423	1,442,690
Cisco Systems, Inc.	11,075	606,578
KT Corp.	36,127	1,151,272
Nippon Telegraph & Telephone Corp.	2,387,400	2,303,235
Telefonaktiebolaget LM Ericsson, Class B	196,507	1,635,126
T-Mobile US, Inc.	24,827	5,540,393
		13,033,291
Transportation — 0.8%
Central Japan Railway Co.	39,600	822,067
CSX Corp.	51,952	1,747,665
FedEx Corp.	5,316	1,455,787
Mitsubishi Logistics Corp.	7,500	50,263
Norfolk Southern Corp.	10,249	2,566,657
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Old Dominion Freight Line, Inc.	13,521	$ 2,722,048
Saia, Inc.†	718	350,822
Union Pacific Corp.	8,644	2,006,013
		11,721,322
Total Common Stocks (cost $661,214,833)		863,354,451
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Osaic Financial Services, Inc. 6.50% (cost $397,838)	22,999	451,930
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	1	4
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	59,785
Computer Graphics — 0.0%
Canva, Inc., Series A†(1)(2)	8	10,588
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	38,600
Software — 0.1%
Databricks, Inc. Series G†(1)(2)	1,206	97,005
Databricks, Inc. Series H†(1)(2)	2,613	210,177
KoBold Metals Co. Series B-1†(1)(2)	3,900	331,315
		638,497
Total Convertible Preferred Stocks (cost $536,172)		747,474
CORPORATE BONDS & NOTES — 11.9%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	39,427
3.65%, 11/01/2024	75,000	75,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	610,000	644,157
		758,584
Aerospace/Defense — 0.1%
AAR Escrow Issuer LLC
6.75%, 03/15/2029*	555,000	567,331
Bombardier, Inc.
7.25%, 07/01/2031*	555,000	573,403
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	197,523
4.50%, 05/15/2036	200,000	191,311
TransDigm, Inc.
6.75%, 08/15/2028*	550,000	561,803
		2,091,371
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	138,159

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
BAT Capital Corp.
5.83%, 02/20/2031	$ 245,000	$ 252,746
		390,905
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	513,981	471,006
4.95%, 08/15/2026	178,958	178,414
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	565,000	559,484
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	585,000	607,914
United Airlines Pass-Through Trust
3.10%, 04/07/2030	251,562	230,765
4.15%, 02/25/2033	268,880	256,124
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 06/01/2028*	575,000	564,870
		2,868,577
Auto Manufacturers — 0.5%
Aston Martin Capital Holdings, Ltd.
10.00%, 03/31/2029*	820,000	796,612
Cummins, Inc.
4.90%, 02/20/2029	95,000	96,123
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	632,265
Ford Motor Credit Co. LLC
5.13%, 11/05/2026	355,000	353,452
7.12%, 11/07/2033	200,000	211,108
General Motors Co.
4.00%, 04/01/2025	550,000	547,731
General Motors Financial Co., Inc.
5.55%, 07/15/2029	120,000	121,555
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,079,038
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	475,975
PACCAR Financial Corp.
5.00%, 05/13/2027	435,000	441,351
5.20%, 11/09/2026	880,000	894,463
Toyota Motor Credit Corp.
4.80%, 01/05/2026	890,000	893,523
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	451,398
		6,994,594
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
8.25%, 04/15/2031*	355,000	367,753
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	565,000	568,019
		935,772
Banks — 1.7%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	497,457
Banco Santander Chile
2.70%, 01/10/2025*	409,000	406,343
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	354,941
Security Description	Shares or Principal Amount	Value

Banks (continued)
Banco Santander SA
3.49%, 05/28/2030	$ 200,000	$ 183,438
Bank of America Corp.
2.30%, 07/21/2032	665,000	558,595
2.59%, 04/29/2031	405,000	357,865
2.68%, 06/19/2041	960,000	686,262
3.37%, 01/23/2026	800,000	796,320
3.50%, 04/19/2026	150,000	147,706
4.45%, 03/03/2026	350,000	348,175
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	644,627
Barclays PLC
2.85%, 05/07/2026	830,000	819,986
5.67%, 03/12/2028	200,000	203,086
BNP Paribas SA
2.22%, 06/09/2026*	435,000	427,148
5.50%, 05/20/2030*	545,000	552,678
BPCE SA
4.50%, 03/15/2025*	300,000	298,878
4.88%, 04/01/2026*	400,000	397,452
Citigroup, Inc.
3.89%, 01/10/2028	505,000	495,024
4.60%, 03/09/2026	175,000	174,471
6.17%, 05/25/2034	205,000	212,441
Danske Bank A/S
3.24%, 12/20/2025*	476,000	474,435
5.71%, 03/01/2030*	200,000	204,062
Fifth Third Bancorp
4.90%, 09/06/2030	170,000	168,068
6.34%, 07/27/2029	145,000	151,304
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	635,345
2.91%, 07/21/2042	505,000	365,149
3.75%, 05/22/2025	125,000	124,298
3.80%, 03/15/2030	705,000	667,157
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	494,777
5.72%, 03/04/2035	410,000	420,610
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	318,232
3.20%, 06/15/2026	200,000	195,947
3.78%, 02/01/2028	445,000	435,500
3.90%, 01/23/2049	525,000	425,178
4.25%, 10/01/2027	25,000	24,790
Lloyds Banking Group PLC
5.46%, 01/05/2028	310,000	313,576
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	793,330
Morgan Stanley
3.13%, 07/27/2026	550,000	536,394
3.22%, 04/22/2042	970,000	746,271
4.30%, 01/27/2045	25,000	21,774
5.66%, 04/18/2030	855,000	877,704
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,182,675
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	504,430
6.34%, 05/31/2035	215,000	219,526
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	457,145
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	845,000	855,407

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Standard Chartered PLC
2.61%, 01/12/2028*	$ 545,000	$ 517,645
5.69%, 05/14/2028*	200,000	202,733
State Street Corp.
5.16%, 05/18/2034	585,000	590,890
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	839,736
UBS Group AG
1.36%, 01/30/2027*	340,000	324,880
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	315,072
3.07%, 04/30/2041	720,000	541,110
5.56%, 07/25/2034	450,000	457,612
6.30%, 10/23/2029	560,000	586,845
		24,552,500
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	650,000	663,303
Diageo Capital PLC
1.38%, 09/29/2025	265,000	257,534
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	134,672
		1,055,509
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	1,045,000	907,527
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	535,000	537,468
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	265,000	269,571
Mohawk Industries, Inc.
5.85%, 09/18/2028	430,000	443,975
Owens Corning
5.70%, 06/15/2034	295,000	303,787
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	111,827
		1,666,628
Chemicals — 0.1%
Air Products & Chemicals, Inc.
1.50%, 10/15/2025	50,000	48,622
Ecolab, Inc.
2.75%, 08/18/2055	830,000	512,987
LYB International Finance II BV
3.50%, 03/02/2027	400,000	388,470
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	108,171
		1,058,250
Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/2030*	895,000	914,351
Experian Finance PLC
2.75%, 03/08/2030*	850,000	765,712
George Washington University
3.55%, 09/15/2046	45,000	35,050
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	438,813
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Sabre GLBL, Inc.
11.25%, 12/15/2027*	$ 910,000	$ 937,502
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	396,663
3.38%, 03/22/2027*	90,000	86,946
Williams Scotsman, Inc.
7.38%, 10/01/2031*	918,000	951,030
		4,526,067
Computers — 0.1%
Apple, Inc.
3.25%, 02/23/2026	265,000	261,306
McAfee Corp.
7.38%, 02/15/2030*	590,000	568,815
NCR Atleos Corp.
9.50%, 04/01/2029*	490,000	539,297
		1,369,418
Cosmetics/Personal Care — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030*	564,000	575,056
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
7.75%, 03/15/2031*	580,000	611,083
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.75%, 06/06/2028	590,000	605,365
6.15%, 09/30/2030	150,000	157,506
6.50%, 07/15/2025	160,000	161,420
American Express Co.
6.49%, 10/30/2031	875,000	942,513
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	277,099
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	1,086,000	1,183,311
Avolon Holdings Funding, Ltd.
5.75%, 03/01/2029*	775,000	786,180
BlackRock Funding, Inc.
4.70%, 03/14/2029	235,000	236,638
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	794,908
Discover Financial Services
3.75%, 03/04/2025	600,000	596,968
Encore Capital Group, Inc.
9.25%, 04/01/2029*	440,000	468,491
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	450,000	458,579
OneMain Finance Corp.
7.88%, 03/15/2030	565,000	588,192
Osaic Holdings, Inc.
10.75%, 08/01/2027*	1,200,000	1,238,413
PennyMac Financial Services, Inc.
7.88%, 12/15/2029*	576,000	603,059
PRA Group, Inc.
8.38%, 02/01/2028*	425,000	437,009
8.88%, 01/31/2030*	165,000	171,189
Visa, Inc.
4.15%, 12/14/2035	90,000	85,043
		9,791,883

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric — 0.7%
AEP Texas, Inc.
3.45%, 01/15/2050	$ 460,000	$ 317,649
Ameren Corp.
5.70%, 12/01/2026	555,000	565,402
CMS Energy Corp.
3.00%, 05/15/2026	195,000	189,331
DTE Energy Co.
5.10%, 03/01/2029	780,000	786,099
Duke Energy Corp.
2.65%, 09/01/2026	45,000	43,427
3.75%, 09/01/2046	40,000	30,066
4.85%, 01/05/2027	815,000	819,147
Duke Energy Progress LLC
3.70%, 10/15/2046	225,000	171,271
Eversource Energy
3.30%, 01/15/2028	170,000	162,143
Exelon Corp.
3.40%, 04/15/2026	245,000	240,368
5.15%, 03/15/2029	130,000	131,776
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	550,000	548,776
5.00%, 01/15/2035*	225,000	220,574
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	556,939
Georgia Power Co.
5.00%, 02/23/2027	275,000	278,036
New York State Electric & Gas Corp.
5.30%, 08/15/2034*	305,000	303,055
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	210,000	211,504
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	424,000	467,925
Ohio Power Co.
6.60%, 03/01/2033	255,000	274,898
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	413,916
Southern California Edison Co.
5.15%, 06/01/2029	835,000	847,819
Southern Co.
5.70%, 03/15/2034	725,000	753,643
Talen Energy Supply LLC
8.63%, 06/01/2030*	575,000	620,270
Vistra Corp.
8.00%, 10/15/2026*(3)	598,000	614,241
		9,568,275
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	223,241
4.75%, 03/30/2026	75,000	75,152
5.05%, 04/05/2029	270,000	273,004
		571,397
Entertainment — 0.1%
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	1,154,000	1,182,927
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	261,140
Food — 0.1%
Kroger Co.
5.00%, 09/15/2034	175,000	172,132
Security Description	Shares or Principal Amount	Value

Food (continued)
Mondelez International, Inc.
4.75%, 02/20/2029	$ 900,000	$ 902,228
Sigma Holdco BV
7.88%, 05/15/2026*	660,000	653,643
		1,728,003
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	185,869
International Paper Co.
4.80%, 06/15/2044	123,000	110,454
		296,323
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	236,399
NiSource, Inc.
3.49%, 05/15/2027	620,000	603,435
3.95%, 03/30/2048	425,000	335,974
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	430,000	420,522
		1,596,330
Healthcare-Products — 0.2%
Abbott Laboratories
4.75%, 11/30/2036	395,000	388,406
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	978,305
Medtronic, Inc.
4.63%, 03/15/2045	22,000	20,101
Revvity, Inc.
1.90%, 09/15/2028	595,000	533,233
Solventum Corp.
5.40%, 03/01/2029*	500,000	506,366
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	304,522
		2,730,933
Healthcare-Services — 0.7%
Banner Health
1.90%, 01/01/2031	215,000	182,814
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	83,209
Centra Health, Inc.
4.70%, 01/01/2048	900,000	765,729
CHS/Community Health Systems, Inc.
8.00%, 12/15/2027*	865,000	863,586
CommonSpirit Health
2.78%, 10/01/2030	240,000	213,161
HCA, Inc.
4.13%, 06/15/2029	575,000	553,777
Health Care Service Corp.
5.45%, 06/15/2034*	310,000	310,863
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	1,108,000	1,179,083
Humana, Inc.
2.15%, 02/03/2032	350,000	282,976
5.95%, 03/15/2034	345,000	353,819
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	205,554
IQVIA, Inc.
6.25%, 02/01/2029	220,000	229,098
6.50%, 05/15/2030*	660,000	677,971

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
MedStar Health, Inc.
3.63%, 08/15/2049	$ 305,000	$ 228,102
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	397,085
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,070,249
Stanford Health Care
3.80%, 11/15/2048	420,000	338,638
Tenet Healthcare Corp.
6.25%, 02/01/2027	590,000	590,453
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	576,766
4.70%, 04/15/2029	475,000	476,728
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	630,563
		10,210,224
Home Builders — 0.0%
LGI Homes, Inc.
8.75%, 12/15/2028*	565,000	595,223
Insurance — 0.6%
Aflac, Inc.
4.00%, 10/15/2046	540,000	434,913
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.00%, 01/15/2031*	570,000	573,838
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,679
4.75%, 05/15/2045	350,000	312,169
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	635,000	634,365
Athene Global Funding
4.86%, 08/27/2026*	820,000	818,314
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	65,630
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,138,292
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	239,594
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	1,048,306
Liberty Mutual Group, Inc.
4.85%, 08/01/2044*	510,000	442,306
MassMutual Global Funding II
5.10%, 04/09/2027*	850,000	861,663
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	372,033
3.70%, 05/15/2029	320,000	306,125
RGA Global Funding
5.45%, 05/24/2029*	485,000	494,874
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	826,288
Willis North America, Inc.
4.50%, 09/15/2028	430,000	423,481
		9,026,870
Internet — 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	385,000	345,737
Security Description	Shares or Principal Amount	Value

Internet (continued)
Uber Technologies, Inc.
4.30%, 01/15/2030	$ 665,000	$ 646,552
		992,289
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	278,900
3.95%, 05/01/2028	555,000	542,318
		821,218
Leisure Time — 0.1%
Carnival Corp.
6.00%, 05/01/2029*	215,000	215,352
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	525,000	563,594
NCL Corp., Ltd.
8.38%, 02/01/2028*	525,000	549,950
		1,328,896
Lodging — 0.1%
Marriott International, Inc.
4.65%, 12/01/2028	860,000	858,255
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	995,000	1,009,617
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.
5.18%, 06/15/2029	1,050,000	1,065,027
John Deere Capital Corp.
4.40%, 09/08/2031	415,000	405,127
4.50%, 01/08/2027	805,000	807,159
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	395,082
		2,672,395
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029*	595,000	589,124
7.38%, 03/01/2031*	605,000	615,256
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	195,000	199,155
6.15%, 11/10/2026	545,000	556,626
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	552,669
CSC Holdings LLC
11.25%, 05/15/2028*	320,000	312,006
DISH Network Corp.
11.75%, 11/15/2027*	1,045,000	1,099,987
Midcontinent Communications
8.00%, 08/15/2032*	602,000	612,738
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	29,399
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	461,589
		5,028,549
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	181,171
ERO Copper Corp.
6.50%, 02/15/2030*	640,000	627,291

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
First Quantum Minerals, Ltd.
8.63%, 06/01/2031*	$ 619,000	$ 626,202
		1,434,664
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	870,000	618,314
Oil & Gas — 0.7%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	625,000	629,333
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.25%, 12/31/2028*	535,000	545,893
Civitas Resources, Inc.
8.75%, 07/01/2031*	450,000	471,312
Comstock Resources, Inc.
6.75%, 03/01/2029*	630,000	603,331
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	934,320
CVR Energy, Inc.
8.50%, 01/15/2029*	650,000	630,311
Encino Acquisition Partners Holdings LLC
8.75%, 05/01/2031*	605,000	621,029
Eni SpA
5.50%, 05/15/2034*	245,000	246,349
Hess Corp.
4.30%, 04/01/2027	185,000	183,041
Ithaca Energy North Sea PLC
8.13%, 10/15/2029*	775,000	775,195
Occidental Petroleum Corp.
5.38%, 01/01/2032	375,000	370,245
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030*	600,000	598,975
Permian Resources Operating LLC
7.00%, 01/15/2032*	560,000	571,252
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	225,772
5.10%, 03/29/2026	155,000	156,162
Shell Finance US, Inc.
4.38%, 05/11/2045	40,000	34,577
Shell International Finance BV
3.25%, 05/11/2025	250,000	248,044
SM Energy Co.
7.00%, 08/01/2032*	588,000	583,232
Sunoco LP
7.00%, 05/01/2029*	575,000	593,158
Vital Energy, Inc.
7.88%, 04/15/2032*	170,000	163,373
Woodside Finance, Ltd.
3.70%, 09/15/2026*	101,000	98,630
3.70%, 03/15/2028*	470,000	449,521
4.50%, 03/04/2029*	475,000	463,011
		10,196,066
Oil & Gas Services — 0.0%
Weatherford International, Ltd.
8.63%, 04/30/2030*	606,000	626,422
Packaging & Containers — 0.1%
Trivium Packaging Finance BV
8.50%, 08/15/2027*	670,000	667,998
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	$ 570,000	$ 552,890
3.20%, 05/14/2026	100,000	98,099
4.50%, 05/14/2035	50,000	47,830
4.70%, 05/14/2045	540,000	495,863
4.80%, 03/15/2029	380,000	383,028
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	418,666
3.70%, 06/06/2027	414,000	404,598
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	300,000	251,126
5.10%, 02/22/2031	150,000	152,635
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	460,102
3.75%, 09/15/2025	305,000	302,530
CVS Health Corp.
1.88%, 02/28/2031	280,000	228,149
5.05%, 03/25/2048	565,000	487,441
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029*	667,000	670,905
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030	815,000	771,596
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	360,936
		6,086,394
Pipelines — 0.6%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	84,051
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	162,343
3.70%, 01/15/2039*	155,000	128,460
Enbridge, Inc.
4.25%, 12/01/2026	115,000	114,035
5.63%, 04/05/2034	230,000	233,886
8.25%, 01/15/2084	1,160,000	1,225,340
Energy Transfer LP
3.75%, 05/15/2030	235,000	219,201
5.25%, 04/15/2029	385,000	388,405
6.75%, 05/15/2025(3)	105,000	104,444
8.00%, 05/15/2054	597,000	632,578
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	866,681
Harvest Midstream I LP
7.50%, 09/01/2028*	305,000	308,537
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	550,000	561,126
Kinetik Holdings LP
6.63%, 12/15/2028*	355,000	362,579
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	562,000	565,629
ONEOK, Inc.
4.25%, 09/15/2046	45,000	35,353
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	597,627
4.50%, 05/15/2030	185,000	179,941
South Bow Canadian Infrastructure Holdings, Ltd.
7.50%, 03/01/2055*	585,000	607,545
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	120,000	118,068
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	180,162

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Targa Resources Corp.
5.50%, 02/15/2035	$ 215,000	$ 214,523
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	339,000	336,867
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	14,990
Venture Global LNG, Inc.
9.00%, 09/30/2029*(3)	670,000	669,950
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	370,783
		9,283,104
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	170,000	174,497
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	1,027,819
3.95%, 01/15/2027	45,000	44,167
3.95%, 01/15/2028	350,000	340,728
American Tower Corp.
1.45%, 09/15/2026	910,000	856,825
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	273,004
4.13%, 06/15/2026	115,000	113,496
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	654,000	630,239
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	304,968
3.70%, 06/15/2026	150,000	147,283
4.45%, 02/15/2026	350,000	348,353
4.75%, 05/15/2047	145,000	125,722
Essex Portfolio LP
2.65%, 03/15/2032	220,000	186,668
3.38%, 04/15/2026	635,000	621,549
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	180,394
Kilroy Realty LP
3.45%, 12/15/2024	350,000	349,123
4.38%, 10/01/2025	15,000	14,903
Kimco Realty Corp.
3.30%, 02/01/2025	265,000	263,762
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	325,058
Realty Income Corp.
3.10%, 12/15/2029	540,000	497,671
3.95%, 08/15/2027	345,000	339,839
Regency Centers LP
3.60%, 02/01/2027	140,000	136,471
SBA Tower Trust
2.84%, 01/15/2025*	345,000	343,442
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	862,814
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/2029*	175,000	150,659
10.50%, 02/15/2028*	440,000	468,675
Security Description	Shares or Principal Amount	Value

REITS (continued)
Ventas Realty LP
3.25%, 10/15/2026	$ 270,000	$ 261,796
		9,215,428
Retail — 0.4%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	48,835
5.05%, 07/15/2026	1,050,000	1,058,150
Carvana Co.
12.00%, 12/01/2028*(4)	86,081	91,045
13.00%, 06/01/2030*(4)	129,727	141,435
14.00%, 06/01/2031*(4)	155,938	185,914
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*	573,000	599,021
eG Global Finance PLC
12.00%, 11/30/2028*	795,000	883,965
FirstCash, Inc.
6.88%, 03/01/2032*	576,000	582,563
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	580,000	605,748
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	418,254
5.75%, 11/20/2026	160,000	163,191
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	206,706
White Cap Parent LLC
8.25%, 03/15/2026*(4)	840,000	840,685
		5,825,512
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	824,842
Semiconductors — 0.1%
Foundry JV Holdco LLC
6.15%, 01/25/2032*	215,000	218,608
Microchip Technology, Inc.
5.05%, 03/15/2029	240,000	240,876
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	271,547
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	110,598
		841,629
Software — 0.4%
Atlassian Corp.
5.25%, 05/15/2029	175,000	177,224
Autodesk, Inc.
2.40%, 12/15/2031	825,000	701,733
Cadence Design Systems, Inc.
4.30%, 09/10/2029	270,000	264,834
Cloud Software Group, Inc.
8.25%, 06/30/2032*	890,000	914,785
9.00%, 09/30/2029*	300,000	299,973
Fiserv, Inc.
5.45%, 03/15/2034	620,000	629,280
Microsoft Corp.
2.92%, 03/17/2052	150,000	103,555
Open Text Corp.
6.90%, 12/01/2027*	550,000	571,812
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	165,647
3.80%, 12/15/2026	745,000	734,342

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
UKG, Inc.
6.88%, 02/01/2031*	$ 595,000	$ 609,584
VMware LLC
1.40%, 08/15/2026	920,000	867,168
		6,039,937
Telecommunications — 0.4%
America Movil SAB de CV
2.88%, 05/07/2030	850,000	764,128
AT&T, Inc.
2.25%, 02/01/2032	470,000	391,632
3.50%, 06/01/2041	1,735,000	1,360,179
4.35%, 03/01/2029	345,000	340,281
Level 3 Financing, Inc.
10.50%, 04/15/2029*	835,000	929,649
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	241,788
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	773,162
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	520,000	160,785
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	685,237
2.65%, 11/20/2040	710,000	496,189
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	156,000	133,914
		6,276,944
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.00%, 11/19/2024	485,000	484,324
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	279,017
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	390,353
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	217,068
3.50%, 05/01/2050	365,000	269,056
4.70%, 05/01/2048	255,000	228,643
		1,384,137
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	375,000	365,051
3.50%, 03/15/2028	605,000	576,761
		941,812
Total Corporate Bonds & Notes (cost $179,507,346)		171,554,612
LOANS(5)(6)(7) — 0.3%
Apparel — 0.1%
Varsity Brands, Inc. FRS
8.82%, (TSFR1M+3.75%), 08/26/2031	650,000	647,330
Banks — 0.0%
Instructure Holdings, Inc. FRS
2nd Lien 9.52%, (SOFR+5.00%), 09/10/2032	420,000	423,850
Security Description	Shares or Principal Amount	Value

Beverages — 0.0%
Naked Juice LLC FRS
2nd Lien 10.70%, (TSFR3M+6.00%), 01/24/2030	$ 60,000	$ 34,850
Cosmetics/Personal Care — 0.1%
Journey Personal Care Corp. FRS
BTL-B 9.05%, (TSFR1M+4.25%), 03/01/2028	644,784	642,635
Diversified Financial Services — 0.0%
Osaic Holdings, Inc. FRS
BTL-B3 8.69%, (SOFR+4.00%), 08/17/2028	327,037	326,884
Insurance — 0.0%
TIH Insurance Holdings LLC FRS
9.35%, (TSFR3M+4.75%), 05/06/2032	590,000	597,621
Internet — 0.0%
Magnite, Inc. FRS
8.44%, (TSFR1M+3.75%), 02/06/2031	307,499	308,075
Pharmaceuticals — 0.1%
Endo Finance Holdings, Inc. FRS
8.71% , (SOFR+4.00%), 04/23/2031	295,000	295,000
Endo Luxembourg Finance Co., I SARL FRS
BTL 9.78% , (SOFR+4.50%), 04/23/2031	395,000	395,099
		690,099
Retail — 0.0%
Victra Holdings LLC FRS
9.85%, (TSFR1M+5.25%), 03/31/2029	588,890	594,288
Total Loans (cost $4,275,180)		4,265,632
ASSET BACKED SECURITIES — 1.1%
Auto Loan Receivables — 0.5%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2 4.97%, 09/15/2032*	250,000	249,880
Series 2024-B, Class B 5.12%, 09/15/2032*	250,000	249,881
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.96%, (SOFR30A+1.10%), 12/26/2031*	193,007	193,301
Carmax Auto Owner Trust
Series 2024-3, Class A3 4.89%, 07/16/2029	105,000	105,699
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	60,000	60,407
Series 2023-3, Class A3 5.28%, 05/15/2028	200,000	201,568
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	146,704
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	492,636
Series 2024-N3, Class B 4.67%, 12/10/2030*	970,000	959,199
Series 2024-N1, Class A3 5.60%, 03/10/2028*	150,000	150,997
Series 2024-N1, Class B 5.63%, 05/10/2030*	185,000	187,100

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Drive Auto Receivables Trust
Series 2024-2, Class B 4.52%, 07/16/2029	$ 505,000	$ 500,710
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	130,000	129,791
Series 2024-4, Class A4 4.70%, 06/20/2031*	190,000	188,861
Series 2023-2, Class A2 5.56%, 04/22/2030*	688,017	692,972
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	502,085
Series 2023-1, Class A 4.85%, 08/15/2035*	155,000	155,891
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A 5.59%, 04/25/2029*	210,000	212,452
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A4 4.26%, 09/20/2030*	235,000	232,476
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	131,959	132,596
Santander Drive Auto Receivables Trust
Series 2024-5, Class A3 4.62%, 11/15/2028	225,000	224,445
Series 2024-5, Class B 4.63%, 08/15/2029	255,000	253,803
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	135,000	135,741
Series 2024-A, Class A3 5.39%, 11/20/2026*	140,000	140,699
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	260,000	263,387
Series 2024-2A, Class B 5.41%, 08/20/2030*	60,000	60,726
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	149,831	151,616
		6,975,623
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	180,000	182,426
Other Asset Backed Securities — 0.6%
Auxilior Term Funding 2024-1 LLC
Series 2024-1A, Class A2 5.84%, 03/15/2027*	100,000	100,732
CCG Receivables Trust 2024-1
Series 2024-1, Class A2 4.99%, 03/15/2032*	310,000	310,310
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	755,000	721,019
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	120,000	119,664
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	$ 129,781	$ 132,262
Series 2023-A, Class B 6.53%, 02/25/2038*	101,173	103,009
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 6.15%, (TSFR3M+1.50%), 01/17/2037*	375,000	377,006
Golub Capital Partners CLO 43B, Ltd. FRS
Series 2019-43A, Class A1R 5.90%, (TSFR3M+1.34%), 10/20/2037*	620,000	620,000
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	502,475	511,734
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 5.68%, (TSFR3M+1.06%), 10/15/2030*	415,000	415,073
Jamestown CLO XV, Ltd. FRS
Series 2020-15A, Class A1R 6.03%, (TSFR3M+1.37%), 07/15/2035*	345,000	345,340
KKR CLO 43, Ltd. FRS
Series 2022-43A, Class A1R 6.41%, (TSFR3M+1.75%), 01/15/2036*	330,000	332,440
MidOcean Credit CLO XI, Ltd. FRS
Series 2022-11A, Class A1R 6.36%, (TSFR3M+1.73%), 10/18/2033*	370,000	370,891
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	48,497	47,113
Series 2023-2A, Class A 6.18%, 11/20/2040*	107,038	109,191
Series 2023-2A, Class B 6.33%, 11/20/2040*	85,320	86,836
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	189,170	184,139
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	475,686	436,369
Octane Receivables Trust 2024-1
Series 2024-1A, Class A2 5.68%, 05/20/2030*	190,443	192,045
Palmer Square CLO 2020-3, Ltd. FRS
Series 2020-3A, Class A1R2 6.77%, (TSFR3M+1.65%), 11/15/2036*	425,000	428,202
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.07%, (TSFR3M+1.41%), 07/15/2034*	490,000	491,230
Post Road Equipment Finance 2024-1 LLC
Series 2024-1A, Class A2 5.59%, 11/15/2029*	101,963	102,603
Progress Residential Trust
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	205,000	187,783
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	235,000	239,232
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	525,000	535,026
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	461,473	413,769

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Signal Peak CLO 5, Ltd. FRS
Series 2018-5A, Class A1R 6.18%, (TSFR3M+1.55%), 04/25/2037*	$ 680,000	$ 683,274
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	430,178	381,847
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	100,000	101,321
Series 2023-1A, Class A2 6.24%, 01/13/2031*	87,645	88,887
		9,168,347
Total Asset Backed Securities (cost $16,436,579)		16,326,396
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
Commercial and Residential — 1.1%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(8)	830,983	814,631
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(9)	244,328	205,127
Series 2021-2, Class A1 0.99%, 04/25/2066*(9)	240,075	201,135
Series 2021-1, Class A2 1.12%, 01/25/2066*(9)	78,502	66,252
Series 2020-6, Class A2 1.52%, 05/25/2065*(9)	74,737	67,295
BANK5
Series 2024-5YR8, Class A3 5.88%, 08/15/2057	110,000	113,484
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(9)	244,996	218,997
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	40,000	41,518
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(9)	721,871	751,511
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.15%, (TSFR1M+1.34%), 02/15/2039*	1,006,508	1,001,940
BMO Mtg. Trust
Series 2024-C9, Class A5 5.76%, 07/15/2057	785,000	820,476
BMO Mtg. Trust VRS
Series 2024-5C4, Class A3 6.53%, 05/15/2057(9)	680,000	717,248
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	385,307	308,284
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 6.45%, (TSFR1M+1.64%), 05/15/2041*	359,463	359,800
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	573,035
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(9)	520,000	495,896
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2017-CD3, Class B 3.98%, 02/10/2050(9)	$ 345,000	$ 208,719
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	243,451
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	49,246
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(9)	255,427	216,456
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(9)	20,548	19,726
Series 2022-3, Class A1 3.90%, 02/25/2067*(9)	472,319	451,160
COMM Mtg. Trust
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	339,921
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	247,371
Series 2015-PC1, Class A5 3.90%, 07/10/2050	165,000	164,075
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 5.86%, (SOFR30A+1.00%), 05/25/2044*	194,975	194,611
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	237,661
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(9)	143,578	117,941
Series 2020-2, Class A1 1.18%, 10/25/2065*(9)	167,711	155,963
Series 2019-2, Class A3 3.05%, 11/25/2059*(9)	39,332	37,718
FIVE Mtg. Trust VRS
Series 2023-V1, Class A3 5.67%, 02/10/2056(9)	540,000	548,773
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(9)	19,940	17,860
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	24,753
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(9)	175,123	147,856
Series 2018-GS9, Class A4 3.99%, 03/10/2051(9)	275,000	264,980
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	212,253
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.68%, (TSFR1M+0.94%), 08/25/2050*	37,320	35,266
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(9)	227,469	194,973
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(9)	74,386	66,122
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(9)	62,200	55,186

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MARQ Trust FRS
Series 2024-HOU, Class A 6.40%, (TSFR1M+1.59%), 06/15/2039*	$ 100,000	$ 99,500
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.02%, (TSFR1M+1.21%), 04/15/2038*	836,000	831,820
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	400,772
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(9)	483,547	402,817
OBX Trust FRS
Series 2020-EXP1, Class 2A2 5.80%, (TSFR1M+1.06%), 02/25/2060*	22,896	21,988
Series 2019-EXP3, Class 2A2 5.95%, (TSFR1M+1.21%), 10/25/2059*	13,961	14,098
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(9)	135,745	116,095
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(9)	42,406	37,615
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(9)	113,535	99,720
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.18%, 12/25/2049*(9)	615,858	515,257
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(9)	510,186	451,021
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class A 6.20%, (TSFR1M+1.39%), 05/15/2039*	570,000	566,783
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(9)	40,800	37,665
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(9)	2,308	2,287
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(9)	68,644	64,638
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(9)	130,065	127,970
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(9)	203,598	196,786
Series 2017-3, Class A1 2.75%, 07/25/2057*(9)	10,936	10,840
Series 2018-1, Class A1 3.00%, 01/25/2058*(9)	22,641	22,196
Series 2024-1, Class A1 4.59%, 03/25/2064*(9)	669,449	663,786
Verus Securitization Trust
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(8)	100,656	100,978
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(8)	428,654	430,920
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(9)	113,021	100,480
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(9)	$ 155,000	$ 155,229
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	519,461	351,414
		16,831,345
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21%, 06/25/2025	12,066	11,970
Series K068, Class A1 2.95%, 02/25/2027	125,841	123,515
Series K753, Class A2 4.40%, 10/25/2030	1,890,000	1,865,210
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(9)	3,380,000	2,913,347
Series K-150, Class A2 3.71%, 09/25/2032(9)	1,460,000	1,366,547
Series K-156, Class A2 4.43%, 02/25/2033(9)	1,155,000	1,134,183
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 5.62%, (SOFR30A+0.61%), 10/15/2046	21,112	20,780
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.71%, (SOFR30A+0.85%), 11/25/2041*	252,469	252,005
Series 2024-DNA2, Class A1 6.11%, (SOFR30A+1.25%), 05/25/2044*	281,881	282,182
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	16,111	14,757
Government National Mtg. Assoc. REMIC
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	248,729
		8,233,225
Total Collateralized Mortgage Obligations (cost $26,359,166)		25,064,570
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.9%
U.S. Government — 7.2%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	624,180
1.38%, 08/15/2050	1,280,000	662,100
1.88%, 02/15/2051	2,575,000	1,517,238
2.00%, 02/15/2050 to 08/15/2051	8,085,000	4,934,694
2.25%, 02/15/2052	1,580,000	1,014,595
2.38%, 05/15/2051	350,000	232,545
2.50%, 02/15/2046	1,545,000	1,100,269
2.88%, 11/15/2046	1,875,000	1,420,312
3.00%, 11/15/2045 to 08/15/2048	8,815,000	6,794,260
3.13%, 11/15/2041 to 02/15/2043	3,560,000	2,956,398
3.63%, 02/15/2053 to 05/15/2053	4,525,000	3,885,668
3.88%, 02/15/2043	550,000	502,928
4.00%, 11/15/2052	1,445,000	1,327,820
4.13%, 08/15/2044	560,000	525,875
4.25%, 02/15/2054 to 08/15/2054	1,590,000	1,529,394
4.50%, 05/15/2038	4,210,000	4,275,288

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.75%, 02/15/2037 to 11/15/2053	$ 1,940,000	$ 2,007,852
United States Treasury Bonds TIPS
0.75%, 02/15/2042 to 02/15/2045(10)	611,642	484,941
1.38%, 02/15/2044(10)	216,109	189,100
1.50%, 02/15/2053(10)	6,778	5,815
1.75%, 01/15/2028(10)	150,259	149,900
2.13%, 02/15/2054(10)	358,889	355,098
2.50%, 01/15/2029(10)	146,618	150,543
3.88%, 04/15/2029(10)	478,710	519,126
United States Treasury Notes
0.63%, 08/15/2030	1,230,000	1,005,909
0.75%, 01/31/2028	1,635,000	1,467,285
0.88%, 06/30/2026	2,520,000	2,386,322
1.25%, 08/15/2031	1,535,000	1,267,574
1.88%, 02/28/2027 to 02/15/2032	2,200,000	2,040,071
2.75%, 07/31/2027	1,035,000	998,007
2.88%, 05/15/2032	1,920,000	1,751,100
3.63%, 05/31/2028(11)	7,160,000	7,035,259
3.63%, 08/31/2029	650,000	635,223
3.88%, 08/15/2034(11)	2,350,000	2,273,625
4.00%, 02/29/2028(11)	6,865,000	6,833,625
4.00%, 06/30/2028 to 02/15/2034	9,550,000	9,446,779
4.13%, 09/30/2027 to 10/31/2027	10,205,000	10,204,765
4.25%, 02/28/2029 to 06/30/2029	5,520,000	5,539,503
4.50%, 05/31/2029 to 11/15/2033	10,190,000	10,340,752
United States Treasury Notes TIPS
0.13%, 07/15/2026 to 01/15/2030(10)	1,028,874	981,094
0.25%, 07/15/2029(10)	184,595	172,270
0.50%, 01/15/2028(10)	165,902	159,108
0.63%, 07/15/2032(10)	975	889
0.75%, 07/15/2028(10)	163,027	157,501
0.88%, 01/15/2029(10)	168,799	162,380
1.13%, 01/15/2033(10)	21,135	19,840
1.25%, 04/15/2028(10)	288,604	282,629
1.38%, 07/15/2033(10)	155,472	148,764
1.63%, 10/15/2029(10)	70,031	69,527
1.75%, 01/15/2034(10)	823,549	807,897
2.13%, 04/15/2029(10)	338,087	341,667
2.38%, 10/15/2028(10)	1,194,736	1,222,949
		104,918,253
U.S. Government Agency — 6.7%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	5,839,986	4,725,547
2.50%, 03/01/2042 to 05/01/2052	6,608,036	5,535,650
3.00%, 11/01/2034 to 09/01/2052	1,856,563	1,626,224
3.50%, 06/01/2033 to 03/01/2048	423,878	386,870
4.00%, 09/01/2045 to 04/01/2050	913,876	855,068
5.00%, 12/01/2041 to 07/01/2054	783,192	764,494
5.50%, 08/01/2053 to 09/01/2054	1,576,450	1,566,911
6.50%, 01/01/2054	115,851	118,619
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,290,861	1,945,804
2.00%, 05/01/2036 to 03/01/2052	19,721,222	16,106,922
2.50%, 11/01/2031 to 04/01/2052	10,868,439	9,225,765
3.00%, 01/01/2031 to 07/01/2050	7,421,551	6,648,214
3.50%, 11/01/2032 to 01/01/2052	5,870,044	5,373,434
4.00%, 12/01/2040 to 09/01/2052	3,505,365	3,283,931
4.50%, 07/01/2040 to 07/01/2053	4,264,235	4,084,667
5.00%, 10/01/2033 to 07/01/2053	1,811,792	1,784,206
5.50%, 10/01/2035 to 05/01/2054	3,174,628	3,176,606
6.00%, 09/01/2037 to 08/01/2054	3,362,308	3,409,581
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.50%, 11/01/2053 to 05/01/2054	$ 1,260,558	$ 1,294,482
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	236,070	206,201
2.00%, 01/20/2051 to 01/20/2052	4,849,855	3,959,118
2.50%, 08/20/2050 to 01/20/2052	5,495,503	4,659,304
3.00%, 11/15/2042 to 06/20/2052	3,907,574	3,439,098
3.50%, 08/20/2042 to 01/20/2049	1,907,461	1,750,038
4.00%, 09/20/2045 to 10/20/2052	2,421,200	2,268,420
4.50%, 04/20/2041 to 04/20/2053	1,853,204	1,782,879
4.50%, November 30 TBA	500,000	477,214
5.00%, 08/20/2042 to 08/20/2052	1,055,199	1,044,692
5.00%, November 30 TBA	465,000	454,171
5.50%, 03/20/2048 to 03/20/2049	249,173	252,444
5.50%, November 30 TBA	925,000	919,831
6.00%, November 30 TBA	280,000	282,035
Uniform Mtg. Backed Securities
5.00%, November 30 TBA	2,750,000	2,671,984
6.50%, November 30 TBA	510,000	520,509
		96,600,933
Total U.S. Government & Agency Obligations (cost $221,864,640)		201,519,186
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	537,251
4.50%, 01/24/2034	420,000	414,515
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	794,465
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	807,537
		2,553,768
Sovereign — 0.2%
Peruvian Government International Bond
5.38%, 02/08/2035	190,000	186,929
Republic of Panama
3.30%, 01/19/2033	1,000,000	786,248
Republic of Poland
3.25%, 04/06/2026	110,000	108,075
State of Qatar
3.75%, 04/16/2030*	200,000	192,914
United Mexican States
2.66%, 05/24/2031	1,039,000	861,545
3.50%, 02/12/2034	775,000	629,444
		2,765,155
Total Foreign Government Obligations (cost $5,911,412)		5,318,923
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	710,495
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	340,381
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	470,594	522,321
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	805,000	800,475

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	$ 295,000	$ 313,842
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	676,902
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	284,914
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	387,425
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,030,000	1,154,030
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	163,924
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	337,840
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	672,488
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	258,052
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	350,211
7.63%, 03/01/2040	620,000	748,165
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036	850,000	789,662
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	936,432
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	643,976
Total Municipal Securities (cost $11,566,438)		10,091,535
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,700.00; Counterparty: Goldman Sachs International) (cost $5,157,535)	1,358	2,191,645
Total Long-Term Investment Securities (cost $1,133,227,139)		1,300,886,354
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 10.7%
Unaffiliated Investment Companies — 10.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(12) (cost $154,345,310)	154,345,309	$ 154,345,309
TOTAL INVESTMENTS (cost $1,287,572,449)	100.6%	1,455,231,663
Other assets less liabilities	(0.6)	(9,242,482)
NET ASSETS	100.0%	$1,445,989,181
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At October 31, 2024, the aggregate value of these securities was $108,483,557 representing 7.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$0	$0.00	0.0%
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	158,816	1,323.47	0.0
Farmer's Business Network, Inc.	11/03/2017	562	10,377	1,967	3.50	0.0
Gusto, Inc.	10/04/2021	2,300	66,213	42,757	18.59	0.0
Polyus PJSC
	03/27/2020	79	11,067
	04/03/2020	68	9,043
	06/09/2021	35	7,330
	06/10/2021	48	9,989
	06/11/2021	43	9,073
	06/22/2021	155	31,068
		428	77,570	0	0.00	0.0

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc., Series A
	11/04/2021	6	$10,229
	12/17/2021	2	3,408
		8	13,637	$10,588	$1,323.50	0.0%
Databricks, Inc. Series G	02/01/2021	1,206	71,302	97,005	80.44	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	210,177	80.44	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	1	18	4	3.50	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	59,785	18.59	0.0
KoBold Metals Co. Series B-1	01/10/2022	3,900	106,903	331,315	84.95	0.1
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	38,600	9.29	0.0
				$951,014		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2024.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The rate shown is the 7-day yield as of October 31, 2024.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 42	0.489%	3,800,000	USD	3,800,000	1.000%	Quarterly	Jun 2029	$71,807	$9,927	$81,734
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
793	Long	S&P 500 E-Mini Index	December 2024	$225,479,765	$227,531,525	$2,051,760
374	Short	U.S. Treasury 10 Year Notes	December 2024	42,699,750	41,315,312	1,384,438
42	Short	U.S. Treasury 2 Year Notes	December 2024	8,724,784	8,649,703	75,081
63	Short	U.S. Treasury 5 Year Notes	December 2024	6,898,885	6,755,765	143,120
142	Short	U.S. Treasury Long Bonds	December 2024	17,709,861	16,751,563	958,298
41	Short	U.S. Treasury Ultra 10 Year Notes	December 2024	4,913,958	4,663,750	250,208
57	Short	U.S. Treasury Ultra Bonds	December 2024	7,606,942	7,160,625	446,317
						$5,309,222
						Unrealized (Depreciation)
515	Long	MSCI EAFE Index	December 2024	$62,808,569	$60,517,650	$(2,290,919)
		Net Unrealized Appreciation (Depreciation)				$3,018,303
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$1,737,935	$—	$1,737,935
Aerospace/Defense	12,615,360	3,940,959	—	16,556,319
Agriculture	1,357,344	1,160,806	1,967	2,520,117
Apparel	446,465	1,183,493	—	1,629,958
Auto Manufacturers	8,220,913	5,027,559	—	13,248,472
Auto Parts & Equipment	1,007,511	3,369,861	—	4,377,372
Banks	26,537,215	21,928,441	—	48,465,656
Beverages	7,894,226	3,518,017	—	11,412,243
Biotechnology	3,940,795	706,351	—	4,647,146
Chemicals	10,258,988	7,619,661	—	17,878,649
Commercial Services	7,608,402	4,792,853	42,757	12,444,012
Computer Graphics	—	—	158,816	158,816
Computers	34,181,769	1,606,197	—	35,787,966
Cosmetics/Personal Care	13,739,085	7,218,908	—	20,957,993
Distribution/Wholesale	627,907	4,007,819	—	4,635,726
Diversified Financial Services	27,433,632	2,053,961	—	29,487,593
Electric	14,896,371	5,410,939	—	20,307,310
Electrical Components & Equipment	3,117,570	2,169,744	—	5,287,314
Electronics	9,746,059	3,808,924	—	13,554,983
Engineering & Construction	—	1,168,638	—	1,168,638
Environmental Control	2,204,206	10,987	—	2,215,193
Food	2,084,131	7,724,968	—	9,809,099
Food Service	—	2,762,438	—	2,762,438
Healthcare-Products	18,718,900	7,044,513	—	25,763,413
Healthcare-Services	19,104,264	622,381	—	19,726,645
Home Builders	494,252	1,067,758	—	1,562,010
Home Furnishings	—	3,258,275	—	3,258,275
Insurance	25,232,802	18,835,958	—	44,068,760
Internet	73,837,802	2,664,192	—	76,501,994
Investment Companies	—	46,240	—	46,240
Iron/Steel	2,830,315	735,613	—	3,565,928
Leisure Time	515,236	1,593,092	—	2,108,328
Machinery-Construction & Mining	1,581,497	3,086,286	—	4,667,783
Machinery-Diversified	8,507,227	2,436,158	—	10,943,385
Metal Fabricate/Hardware	93,215	2,706,272	—	2,799,487
Mining	11,329,605	12,133,098	0	23,462,703
Miscellaneous Manufacturing	1,283,000	6,545,321	—	7,828,321
Oil & Gas	28,367,318	8,220,775	—	36,588,093

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Packaging & Containers	$697,216	$792,860	$—	$1,490,076
Pharmaceuticals	34,391,149	18,223,677	—	52,614,826
Private Equity	2,088,591	1,834,252	—	3,922,843
Real Estate	387,489	3,241,905	—	3,629,394
REITS	27,863,092	3,950,417	—	31,813,509
Retail	30,561,484	7,038,770	—	37,600,254
Semiconductors	64,222,008	14,952,237	—	79,174,245
Software	57,631,979	3,703,938	—	61,335,917
Telecommunications	6,500,968	6,532,323	—	13,033,291
Transportation	10,848,992	872,330	—	11,721,322
Other Industries	23,076,461	—	—	23,076,461
Preferred Stocks	—	451,930	—	451,930
Convertible Preferred Stocks	—	—	747,474	747,474
Corporate Bonds & Notes	—	171,554,612	—	171,554,612
Loans	—	4,265,632	—	4,265,632
Asset Backed Securities	—	16,326,396	—	16,326,396
Collateralized Mortgage Obligations	—	25,064,570	—	25,064,570
U.S. Government & Agency Obligations	—	201,519,186	—	201,519,186
Foreign Government Obligations	—	5,318,923	—	5,318,923
Municipal Securities	—	10,091,535	—	10,091,535
Purchased Options	—	2,191,645	—	2,191,645
Short-Term Investments	154,345,309	—	—	154,345,309
Total Investments at Value	$792,428,120	$661,852,529	$951,014	$1,455,231,663
Other Financial Instruments:†
Swaps	$—	$9,927	$—	$9,927
Futures Contracts	5,309,222	—	—	5,309,222
Total Other Financial Instruments	$5,309,222	$9,927	$—	$5,319,149
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,290,919	$—	$—	$2,290,919
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.5%
Domestic Equity Investment Companies — 51.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,967,356	$ 129,670,644
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,035,936	127,858,497
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	11,981,219	173,248,420
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,334,428	61,158,778
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	5,927,906	108,836,353
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,315,399	49,411,324
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	4,348,951	103,809,455
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,111,183	269,611,396
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	630,499	8,726,104
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	3,758,787	50,179,809
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,445,753	203,461,526
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	3,927,060	68,173,760
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	4,642,379	103,896,450
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	5,463,192	72,769,716
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	14,050,681	99,057,303
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	5,081,271	106,452,631
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	5,424,489	198,807,524
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	4,108,158	104,059,649
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	4,481,228	83,664,526
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	11,649,268	327,577,426
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	22,485,666	910,894,336
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	12,742,680	265,175,161
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	13,621,878	240,971,014
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	6,686,339	163,815,303
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,511,771	54,678,268
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,744,213	49,610,819
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	3,082,942	128,897,801
Total Domestic Equity Investment Companies (cost $3,397,788,582)		4,264,473,993
Domestic Fixed Income Investment Companies — 22.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	12,879,508	114,885,209
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	38,929,518	401,363,330
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	17,146,250	$ 203,868,906
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	9,329,214	90,213,501
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	8,028,168	81,726,752
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	62,793,589	524,326,469
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	4,183,412	46,435,877
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	7,513,822	41,175,746
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	27,977,888	360,914,749
Total Domestic Fixed Income Investment Companies (cost $2,046,026,842)		1,864,910,539
International Equity Investment Companies — 8.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	12,460,862	113,767,667
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,470,764	22,120,285
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	6,387,464	120,212,065
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,106,460	82,925,730
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,860,508	23,799,425
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,146,093	139,331,928
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	10,419,086	105,232,773
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,843,645	40,664,132
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	4,986,290	62,378,490
Total International Equity Investment Companies (cost $618,226,310)		710,432,495
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $18,877,478)	1,800,207	16,615,914
Total Affiliated Investment Companies (cost $6,080,919,212)		6,856,432,941
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.7%
U.S. Government — 12.7%
United States Treasury Notes
1.88%, 02/15/2032(2)	$ 64,251,700	54,777,084
2.75%, 08/15/2032	51,334,200	46,258,932
2.88%, 05/15/2032	162,215,500	147,945,605
3.38%, 05/15/2033	94,681,600	88,690,030
3.50%, 02/15/2033	109,188,300	103,430,323
3.88%, 08/15/2033 to 08/15/2034	260,353,100	252,647,928
4.00%, 02/15/2034	118,083,800	115,537,618
4.13%, 11/15/2032(2)	67,301,300	66,791,283
4.38%, 05/15/2034	129,216,200	130,124,751
4.50%, 11/15/2033	36,405,500	37,011,310
Total U.S. Government & Agency Obligations (cost $1,070,900,594)		1,043,214,864

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 1.2%
Purchased Options - Puts — 1.2%
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/21/2025; Strike Price: $4,900.00; Counterparty: Bank of America, N.A.)	50,000	$ 3,020,075
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/17/2025; Strike Price: $4,875.00; Counterparty: JPMorgan Chase Bank, N.A.)	50,000	3,389,260
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/17/2025; Strike Price: $4,875.00; Counterparty: UBS AG)	225,000	15,251,670
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $5,300.00; Counterparty: Citibank, N.A.)	70,000	9,293,758
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $5,300.00; Counterparty: UBS AG)	160,000	21,242,875
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,100.00; Counterparty: Goldman Sachs International)	390,000	45,723,625
Total Purchased Options (cost $87,199,365)		97,921,263
Total Long-Term Investment Securities (cost $7,239,019,171)		7,997,569,068
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.6%
Unaffiliated Investment Companies — 3.6%
AllianceBernstein Government STIF Portfolio, Class AB 4.93%(3) (cost $294,587,414)	294,587,414	$ 294,587,414
TOTAL INVESTMENTS (cost $7,533,606,585)	101.0%	8,292,156,482
Other assets less liabilities	(1.0)	(78,326,157)
NET ASSETS	100.0%	$8,213,830,325
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of October 31, 2024.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
4,800	Long	S&P 500 E-Mini Index	December 2024	$1,380,860,475	$1,377,240,000	$(3,620,475)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$6,856,432,941	$—	$—	$6,856,432,941
U.S. Government & Agency Obligations	—	1,043,214,864	—	1,043,214,864
Purchased Options	—	97,921,263	—	97,921,263
Short-Term Investments	294,587,414	—	—	294,587,414
Total Investments at Value	$7,151,020,355	$1,141,136,127	$—	$8,292,156,482
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,620,475	$—	$—	$3,620,475
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.9%
Domestic Equity Investment Companies — 60.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,016,220	$ 109,002,459
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	6,610,001	93,531,510
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	8,868,448	128,237,760
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	3,983,967	56,213,772
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,523,074	46,323,645
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,340,250	72,595,857
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,122,590	26,796,216
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,225,210	145,929,301
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,005,534	83,116,592
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,477,966	33,080,844
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	7,959,344	171,444,264
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,478,865	25,673,100
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,238,989	72,488,581
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,842,167	131,097,658
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	2,893,183	20,396,938
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	5,379,998	112,710,968
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	4,766,772	174,702,207
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	9,587,859	242,860,469
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	2,703,482	50,474,014
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	6,664,694	187,411,194
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	12,739,645	516,083,009
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	11,389,490	237,015,289
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	7,145,443	126,402,893
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	8,618,210	211,146,134
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,887,182	44,953,422
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,216,565	29,369,491
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	1,098,831	45,942,138
Total Domestic Equity Investment Companies (cost $2,793,941,794)		3,194,999,725
Domestic Fixed Income Investment Companies — 14.3%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	5,414,955	48,301,394
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	12,822,736	132,202,404
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	6,998,102	$ 83,207,430
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,809,540	46,508,254
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,167,274	42,422,851
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	25,489,106	212,834,033
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	1,794,367	19,917,478
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,006,000	21,952,880
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	11,088,115	143,036,686
Total Domestic Fixed Income Investment Companies (cost $818,875,300)		750,383,410
International Equity Investment Companies — 9.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	6,863,084	62,659,955
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,145,970	17,235,397
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	4,109,342	77,337,824
SunAmerica Series Trust SA International Index Portfolio, Class 1	4,919,974	66,813,242
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,666,190	13,862,698
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	3,733,583	84,640,319
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	4,759,522	48,071,171
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	3,816,777	54,579,918
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	6,686,281	83,645,375
Total International Equity Investment Companies (cost $469,465,661)		508,845,899
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $15,271,257)	1,455,583	13,435,035
Total Affiliated Investment Companies (cost $4,097,554,012)		4,467,664,069
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.8%
U.S. Government — 11.8%
United States Treasury Notes
1.88%, 02/15/2032(2)	$ 23,691,900	20,198,270
2.75%, 08/15/2032	34,591,200	31,171,265
2.88%, 05/15/2032	112,075,100	102,215,994
3.38%, 05/15/2033	62,371,100	58,424,179
3.50%, 02/15/2033	46,395,400	43,948,767
3.88%, 08/15/2033 to 08/15/2034	155,199,500	150,600,383
4.00%, 02/15/2034	67,778,400	66,316,928
4.13%, 11/15/2032(2)	44,736,000	44,396,985
4.38%, 05/15/2034	80,315,700	80,880,420
4.50%, 11/15/2033	24,327,100	24,731,918
Total U.S. Government & Agency Obligations (cost $640,414,993)		622,885,109

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 1.2%
Purchased Options - Puts — 1.2%
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/21/2025; Strike Price: $4,900.00; Counterparty: Bank of America, N.A.)	40,000	$ 2,416,060
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/17/2025; Strike Price: $4,875.00; Counterparty: JPMorgan Chase Bank, N.A.)	30,000	2,033,556
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/17/2025; Strike Price: $4,875.00; Counterparty: UBS AG)	150,000	10,167,780
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $5,300.00; Counterparty: Citibank, N.A.)	50,000	6,638,399
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $5,300.00; Counterparty: UBS AG)	95,000	12,612,958
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,100.00; Counterparty: Goldman Sachs International)	240,000	28,137,615
Total Purchased Options (cost $55,553,169)		62,006,368
Total Long-Term Investment Securities (cost $4,793,522,174)		5,152,555,546
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Unaffiliated Investment Companies — 2.8%
AllianceBernstein Government STIF Portfolio, Class AB 4.93%(3) (cost $147,907,005)	147,907,005	$ 147,907,005
TOTAL INVESTMENTS (cost $4,941,429,179)	100.7%	5,300,462,551
Other assets less liabilities	(0.7)	(39,324,992)
NET ASSETS	100.0%	$5,261,137,559
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of October 31, 2024.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1,200	Long	S&P 500 E-Mini Index	December 2024	$352,168,081	$344,310,000	$(7,858,081)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,467,664,069	$—	$—	$4,467,664,069
U.S. Government & Agency Obligations	—	622,885,109	—	622,885,109
Purchased Options	—	62,006,368	—	62,006,368
Short-Term Investments	147,907,005	—	—	147,907,005
Total Investments at Value	$4,615,571,074	$684,891,477	$—	$5,300,462,551
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,858,081	$—	$—	$7,858,081
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 80.5%
Domestic Equity Investment Companies — 49.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,249,188	$212,644,630
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,143,260	33,370,555
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,689,343	22,383,799
Total Domestic Equity Investment Companies (cost $191,419,791)		268,398,984
Domestic Fixed Income Investment Companies — 22.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,183,763	59,796,986
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,920,492	60,270,610
Total Domestic Fixed Income Investment Companies (cost $126,664,784)		120,067,596
International Equity Investment Companies — 9.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $41,461,083)	3,648,093	49,541,103
Total Affiliated Investment Companies (cost $359,545,658)		438,007,683
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,700.00; Counterparty: Goldman Sachs International) (cost $1,990,094)	524	845,672
Total Long-Term Investment Securities (cost $361,535,752)		438,853,355
SHORT-TERM INVESTMENTS — 20.0%
Unaffiliated Investment Companies — 18.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(2)	98,103,397	98,103,397
T. Rowe Price Treasury Reserve Fund 4.86%(2)	1,173	1,173
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
		98,104,570
U.S. Government — 2.0%
United States Treasury Bills
4.32%, 03/13/2025(3)	$ 800,000	$ 787,178
4.58%, 03/13/2025(3)	10,000,000	9,839,721
5.06%, 11/14/2024	10,000	9,983
5.09%, 11/07/2024	10,000	9,992
5.09%, 11/14/2024	20,000	19,966
		10,666,840
Total Short-Term Investments (cost $108,763,920)		108,771,410
TOTAL INVESTMENTS (cost $470,299,672)	100.7%	547,624,765
Other assets less liabilities	(0.7)	(3,701,871)
NET ASSETS	100.0%	$543,922,894
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 2.
(2)	The rate shown is the 7-day yield as of October 31, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
106	Long	E-Mini Russell 2000 Index	December 2024	$ 11,637,157	$ 11,705,580	$ 68,423
470	Long	S&P 500 E-Mini Index	December 2024	133,637,480	134,854,750	1,217,270
56	Long	S&P Mid Cap 400 E-Mini Index	December 2024	17,141,720	17,436,159	294,439
106	Short	U.S. Treasury 10 Year Notes	December 2024	12,102,068	11,709,687	392,381
83	Short	U.S. Treasury 2 Year Notes	December 2024	17,241,835	17,093,461	148,374
111	Short	U.S. Treasury 5 Year Notes	December 2024	12,177,756	11,903,015	274,741
34	Short	U.S. Treasury Long Bonds	December 2024	4,240,389	4,010,937	229,452
17	Short	U.S. Treasury Ultra Bonds	December 2024	2,268,663	2,135,625	133,038
						$2,758,118
						Unrealized (Depreciation)
233	Long	MSCI EAFE Index	December 2024	$28,416,296	$27,379,830	$(1,036,466)
		Net Unrealized Appreciation (Depreciation)				$1,721,652
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$438,007,683	$—	$—	$438,007,683
Purchased Options	—	845,672	—	845,672
Short-Term Investments:
U.S. Government	—	10,666,840	—	10,666,840
Other Short-Term Investments	98,104,570	—	—	98,104,570
Total Investments at Value	$536,112,253	$11,512,512	$—	$547,624,765
Other Financial Instruments:†
Futures Contracts	$2,758,118	$—	$—	$2,758,118
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,036,466	$—	$—	$1,036,466
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited) — (continued)

    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by occurence of developments or significant events are generally categorized as Level 3.  There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee ("Valuation Designee") to preform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a policies and procedures and has established a pricing review committee to determine fair value of the designated portfolio holdings on its behalf.
Derivative Instruments:
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited) — (continued)

    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.
    Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a writedown, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited) — (continued)

    The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited) — (continued)

a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio's objectives for using derivative instruments for the period ended October 31, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA BlackRock VCP Global Multi Asset	2, 5	7	6	-	-	4
SA Emerging Markets Equity Index	5	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-
SA International Index	5	-	-	-	-	-
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-
SA PIMCO Global Bond Opportunities	2, 5	1, 7	2,5, 6, 7	2, 5, 7	3, 5, 6	-
SA PIMCO RAE International Value	-	7	-	-	-	-
SA PIMCO VCP Tactical Balanced	2, 5	7	2, 5, 6	2, 5	3, 5, 6	-
SA Putnam International Growth and Income	-	7	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	3, 5	-
SA Small Cap Index	5	-	-	-	-	-
SA T. Rowe Price Asset Allocation Growth	2	-	5	-	3	-
SA T. Rowe Price VCP Balanced	2, 5	-	5	-	3	-
SA VCP Dynamic Allocation	5, 6	-	5, 6	-	-	-
SA VCP Dynamic Strategy	5, 6	-	5, 6	-	-	-
SA VCP Index Allocation	5, 6	-	5, 6	-	-	-

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk.
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
Note 2 — Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2024, transactions in these securities were as follows:
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$510,015	$—	$14,085,429	$—	$1,539,388	$(238,530)	$354,206	$12,661,717

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited) — (continued)

SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,567,048	$260,268	$195,211	$33,166	$370,124	$3,035,395
SA Fixed Income Index Portfolio, Class 1	—	—	18,021,358	1,843,940	1,280,513	(169,233)	551,349	18,966,901
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,000,464	1,585,566	1,628,973	(93,033)	611,816	19,475,840
SA International Index Portfolio, Class 1	—	—	23,607,388	1,290,549	3,071,591	476,365	1,105,416	23,408,127
SA Large Cap Index Portfolio, Class 1	—	—	24,327,249	3,007,618	2,634,783	843,731	3,790,465	29,334,280
SA Mid Cap Index Portfolio, Class 1	—	—	4,919,030	479,502	740,476	258,832	445,243	5,362,131
SA Small Cap Index Portfolio, Class 1	—	—	1,929,313	414,863	495,497	31,366	226,748	2,106,793
	$—	$—	$94,371,850	$8,882,306	$10,047,044	$1,381,194	$7,101,161	$101,689,467

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$4,275,028	$573,924	$399,190	$19,751	$672,030	$5,141,543
SA Fixed Income Index Portfolio, Class 1	—	—	11,436,182	795,446	984,107	(114,385)	359,922	11,493,058
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,412,209	828,682	1,369,533	(76,360)	403,835	12,198,833
SA International Index Portfolio, Class 1	—	—	28,759,163	1,371,335	4,138,371	819,242	1,115,910	27,927,279
SA Large Cap Index Portfolio, Class 1	—	—	29,789,640	3,199,709	2,982,235	1,160,835	4,540,311	35,708,260
SA Mid Cap Index Portfolio, Class 1	—	—	5,968,145	383,612	625,353	157,774	702,012	6,586,190
SA Small Cap Index Portfolio, Class 1	—	—	3,903,453	485,769	645,011	152,437	380,017	4,276,665
	$—	$—	$96,543,820	$7,638,477	$11,143,800	$2,119,294	$8,174,037	$103,331,828

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$15,048,441	$2,684,244	$1,266,570	$70,832	$2,458,271	$18,995,218
SA Fixed Income Index Portfolio, Class 1	—	—	16,018,988	2,656,935	2,216,974	(386,760)	696,044	16,768,233
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,356,079	1,136,086	3,932,884	(285,163)	786,722	17,060,840
SA International Index Portfolio, Class 1	—	—	131,075,400	4,702,117	16,018,188	3,665,715	5,333,994	128,759,038
SA Large Cap Index Portfolio, Class 1	—	—	121,770,979	9,435,726	9,044,476	3,708,596	19,486,089	145,356,914
SA Mid Cap Index Portfolio, Class 1	—	—	29,147,833	1,385,066	2,419,313	662,421	3,537,840	32,313,847
SA Small Cap Index Portfolio, Class 1	—	—	17,909,992	2,104,704	2,852,993	295,388	2,144,275	19,601,366
	$—	$—	$350,327,712	$24,104,878	$37,751,398	$7,731,029	$34,443,235	$378,855,456

†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$48,168,717	$3,312,665	$3,897,839	$(512,272)	$1,531,163	$48,602,434
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	50,814,749	3,354,193	4,024,824	(127,564)	1,494,185	51,510,739
SA International Index Portfolio, Class 1	—	—	23,444,700	1,288,218	1,875,726	378,542	1,237,478	24,473,212
SA Large Cap Index Portfolio, Class 1	—	—	109,143,419	2,262,173	13,343,556	5,229,177	14,458,976	117,750,189
SA Mid Cap Index Portfolio, Class 1	—	—	12,889,632	262,096	1,006,968	264,912	1,561,720	13,971,392
SA Small Cap Index Portfolio, Class 1	—	—	13,053,174	259,791	1,195,563	298,075	1,418,171	13,833,648

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited) — (continued)

SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
	$—	$—	$257,514,391	$10,739,136	$25,344,476	$5,530,870	$21,701,693	$270,141,614

†	Includes reinvestment of distributions paid.
SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$45,298,697	$4,721,783	$4,912,631	$(634,326)	$1,572,553	$46,046,076
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	50,063,850	2,786,685	7,153,643	(171,547)	1,500,873	47,026,218
SA International Index Portfolio, Class 1	—	—	67,730,275	4,241,049	6,245,060	1,460,658	3,238,755	70,425,677
SA Large Cap Index Portfolio, Class 1	—	—	257,196,071	4,442,142	28,418,433	10,817,083	35,951,747	279,988,610
SA Mid Cap Index Portfolio, Class 1	—	—	48,848,375	1,864,455	4,350,007	1,398,783	5,649,143	53,410,749
SA Small Cap Index Portfolio, Class 1	—	—	24,844,150	832,846	2,319,605	294,376	3,040,675	26,692,442
	$—	$—	$493,981,418	$18,888,960	$53,399,379	$13,165,027	$50,953,746	$523,589,772

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$59,805,052	$9,003,157	$7,508,400	$(1,289,111)	$2,453,086	$62,463,784
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	71,863,291	3,339,162	13,934,131	(752,600)	2,605,715	63,121,437
SA International Index Portfolio, Class 1	—	—	245,626,818	12,539,042	18,965,695	3,348,764	13,618,473	256,167,402
SA Large Cap Index Portfolio, Class 1	—	—	759,702,218	14,017,783	67,424,969	26,057,892	113,436,497	845,789,421
SA Mid Cap Index Portfolio, Class 1	—	—	134,754,914	2,333,042	9,823,257	2,588,466	16,558,388	146,411,553
SA Small Cap Index Portfolio, Class 1	—	—	67,042,434	2,216,748	4,903,520	680,607	8,388,804	73,425,073
	$—	$—	$1,338,794,727	$43,448,934	$122,559,972	$30,634,018	$157,060,963	$1,447,378,670

†	Includes reinvestment of distributions paid.
SA Large Cap Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
American International Group, Inc.- Common Stock	$57,672	$—	$3,719,271	$3,661	$698,308	$173,560	$149,793	$3,347,977
SA Large Cap Value Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
American International Group, Inc.- Common Stock	$19,830	$—	$1,155,812	$257,483	$99,361	$24,230	$83,372	$1,421,536
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$119,220,502	$8,000,000	$15,613,972	$(1,867,610)	$5,146,289	$114,885,209
SA Columbia Focused Value Portfolio, Class 1	—	—	160,264,665	—	52,096,507	6,068,233	15,434,253	129,670,644
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	420,716,296	29,500,000	58,439,468	(8,101,152)	17,687,654	401,363,330

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited) — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
SA Multi-Managed International Equity Portfolio, Class 1	$—	$—	$132,194,793	$—	$27,885,683	$3,945,831	$5,512,726	$113,767,667
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	134,928,016	—	32,560,085	(2,296,350)	27,786,916	127,858,497
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	225,010,795	—	76,747,035	(1,668,335)	26,652,995	173,248,420
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,461,555	—	7,137,816	(2,016,991)	10,852,030	61,158,778
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	104,070,711	—	11,598,952	180,884	16,183,710	108,836,353
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	50,627,306	—	6,245,588	(1,723,698)	6,753,304	49,411,324
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	152,997,174	—	73,465,692	(6,767,016)	31,044,989	103,809,455
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	294,769,593	6,000,000	74,513,399	21,981,189	21,374,013	269,611,396
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	10,394,725	—	2,676,681	(1,191,317)	2,199,377	8,726,104
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	21,595,636	—	2,676,681	(103,471)	3,304,801	22,120,285
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	195,452,750	30,000,000	27,659,037	(4,718,259)	10,793,452	203,868,906
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	136,720,328	—	28,331,797	5,675,169	6,148,365	120,212,065
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	50,254,474	—	7,137,816	1,376,121	5,687,030	50,179,809
SA Fixed Income Index Portfolio, Class 1	—	—	89,155,681	12,800,000	13,083,387	(595,135)	1,936,342	90,213,501
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	93,941,566	—	14,426,673	9,743	2,202,116	81,726,752
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	206,130,088	—	36,307,015	(568,792)	34,207,245	203,461,526
SA Franklin Small Company Value Portfolio, Class 1	—	—	68,218,666	—	8,922,270	(1,995,748)	10,873,112	68,173,760
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	64,146,262	35,500,000	9,820,231	2,568,861	11,501,558	103,896,450
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	—	73,500,000	3,077,776	226,680	2,120,812	72,769,716
SA International Index Portfolio, Class 1	—	—	71,014,369	32,300,000	24,323,988	6,413,452	(2,478,103)	82,925,730
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	97,793,360	—	12,491,177	(3,278,581)	17,033,701	99,057,303
SA Janus Focused Growth Portfolio, Class 1	—	—	93,926,594	18,900,000	24,596,147	6,243,819	11,978,365	106,452,631
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	24,319,822	—	4,461,135	768,417	3,172,321	23,799,425
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	249,457,922	—	86,133,673	2,333,179	33,150,096	198,807,524
SA JPMorgan Global Equities Portfolio, Class 1	—	—	140,000,364	—	23,818,900	1,053,182	22,097,282	139,331,928
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	—	104,000,000	5,368,913	360,508	5,068,054	104,059,649
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	488,448,660	89,000,000	68,700,076	(5,532,098)	21,109,983	524,326,469
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	87,119,100	—	11,598,951	(113,067)	8,257,444	83,664,526
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	52,026,599	—	7,585,330	234,246	1,760,362	46,435,877
SA Large Cap Growth Index Portfolio, Class 1	—	—	261,382,797	45,000,000	36,972,873	13,559,022	44,608,480	327,577,426
SA Large Cap Index Portfolio, Class 1	—	—	934,474,717	—	186,151,168	95,225,903	67,344,884	910,894,336
SA Large Cap Value Index Portfolio, Class 1	—	—	186,128,404	82,000,000	27,079,815	6,583,348	17,543,224	265,175,161
SA MFS Blue Chip Growth, Class 1	—	—	253,963,220	—	68,173,718	14,697,447	40,484,065	240,971,014
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	266,246,085	—	137,986,712	7,952,780	27,603,150	163,815,303
SA Mid Cap Index Portfolio, Class 1	—	—	53,913,245	—	6,691,703	2,167,691	5,289,035	54,678,268
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	118,968,756	—	22,441,401	2,514,097	6,191,321	105,232,773
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	21,164,972	4,000,000	8,424,196	(1,405,970)	1,281,108	16,615,914
SA PIMCO RAE International Value Portfolio, Class 1	—	—	44,883,814	—	7,259,303	(72,797)	3,112,418	40,664,132
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	43,535,745	—	4,907,249	(260,972)	2,808,222	41,175,746
SA Putnam International Growth and Income Portfolio, Class 1	—	—	64,476,821	—	8,435,985	569,968	5,767,686	62,378,490
SA Small Cap Index Portfolio, Class 1	—	—	49,060,031	—	5,799,475	6,857	6,343,406	49,610,819
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	118,916,813	3,500,000	22,272,828	(732,540)	29,486,356	128,897,801
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	417,670,712	14,153,306	64,128,711	(7,196,189)	415,631	360,914,749
	$—	$—	$6,929,164,504	$588,153,306	$1,466,226,988	$150,510,539	$654,831,580	$6,856,432,941

†	Includes reinvestment of distributions paid.
SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$50,524,777	$3,098,363	$6,694,022	$(645,728)	$2,018,004	$48,301,394
SA Columbia Focused Value Portfolio, Class 1	—	—	99,945,825	8,205,281	13,970,132	3,290,720	11,530,765	109,002,459
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	147,809,286	2,807,922	21,646,823	(4,562,593)	7,794,612	132,202,404
SA Multi-Managed International Equity Portfolio, Class 1	—	—	76,754,125	136,855	19,710,763	1,800,122	3,679,616	62,659,955
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	124,654,658	222,388	52,800,657	(24,338,582)	45,793,703	93,531,510
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	197,030,129	303,645	89,901,485	(9,593,446)	30,398,917	128,237,760
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	55,215,168	106,917	7,276,111	(2,694,942)	10,862,740	56,213,772
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	44,236,520	72,704	4,947,755	454,070	6,508,106	46,323,645

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
SA Multi-Managed Small Cap Portfolio, Class 1	$—	$—	$74,378,909	$136,854	$9,313,421	$(1,188,478)	$8,581,993	$72,595,857
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	21,029,873	5,051,320	3,355,743	(1,791,787)	5,862,553	26,796,216
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	157,487,529	7,303,645	42,568,591	10,840,866	12,865,852	145,929,301
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	86,936,622	158,238	12,768,644	2,804,493	5,985,883	83,116,592
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	16,496,539	25,660	1,746,266	(66,601)	2,526,065	17,235,397
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	85,919,299	8,196,728	13,388,044	(1,562,422)	4,041,869	83,207,430
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	67,039,959	15,671,068	11,171,481	2,095,539	3,702,739	77,337,824
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	33,018,098	68,427	4,656,710	101,376	4,549,653	33,080,844
SA Fixed Income Index Portfolio, Class 1	—	—	48,364,413	5,111,194	7,764,761	(379,221)	1,176,629	46,508,254
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	47,393,725	94,087	6,205,371	(266,399)	1,406,809	42,422,851
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	178,007,530	307,922	35,126,186	7,490,393	20,764,605	171,444,264
SA Franklin Small Company Value Portfolio, Class 1	—	—	25,763,604	51,320	3,492,533	(344,317)	3,695,026	25,673,100
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	51,855,460	16,594,087	7,391,010	1,887,316	9,542,728	72,488,581
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	111,355,818	27,626,665	28,584,689	(1,010,438)	21,710,302	131,097,658
SA International Index Portfolio, Class 1	—	—	53,196,696	24,568,427	13,921,332	3,689,084	(719,633)	66,813,242
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	20,144,678	38,490	2,619,399	(2,242,504)	5,075,673	20,396,938
SA Janus Focused Growth Portfolio, Class 1	—	—	126,641,443	226,665	37,431,339	560,952	22,713,247	112,710,968
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,658,518	47,044	3,201,489	155,169	2,203,456	13,862,698
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	201,179,436	363,519	54,450,990	7,612,264	19,997,978	174,702,207
SA JPMorgan Global Equities Portfolio, Class 1	—	—	80,757,191	145,408	9,895,511	1,027,976	12,605,255	84,640,319
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	235,709,174	436,223	37,686,532	2,456,524	41,945,080	242,860,469
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	218,951,211	18,753,330	31,048,317	(2,235,479)	8,413,288	212,834,033
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	48,752,995	3,798,364	6,694,022	(32,525)	4,649,202	50,474,014
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	23,287,042	47,044	4,303,883	115,582	771,693	19,917,478
SA Large Cap Growth Index Portfolio, Class 1	—	—	124,425,875	52,773,708	19,339,205	7,434,076	22,116,740	187,411,194
SA Large Cap Index Portfolio, Class 1	—	—	482,843,786	14,863,892	67,564,046	34,629,135	51,310,242	516,083,009
SA Large Cap Value Index Portfolio, Class 1	—	—	162,107,603	77,550,689	25,169,726	4,275,906	18,250,817	237,015,289
SA MFS Blue Chip Growth, Class 1	—	—	138,904,558	6,273,708	49,962,886	7,472,308	23,715,205	126,402,893
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	240,097,557	453,330	64,589,606	6,272,361	28,912,492	211,146,134
SA Mid Cap Index Portfolio, Class 1	—	—	39,703,874	5,385,534	5,820,888	1,804,344	3,880,558	44,953,422
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	51,770,734	111,194	7,490,161	144,005	3,535,399	48,071,171
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	19,786,940	4,051,320	10,300,909	(2,400,849)	2,298,533	13,435,035
SA PIMCO RAE International Value Portfolio, Class 1	—	—	71,476,385	119,747	21,717,572	5,456,149	(754,791)	54,579,918
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	17,648,337	5,029,937	2,037,312	(181,888)	1,493,806	21,952,880
SA Putnam International Growth and Income Portfolio, Class 1	—	—	102,072,934	183,898	28,531,910	7,613,935	2,306,518	83,645,375
SA Small Cap Index Portfolio, Class 1	—	—	29,580,095	59,874	4,074,623	728,749	3,075,396	29,369,491
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	45,800,000	2,127,670	(81,116)	2,350,924	45,942,138
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	161,792,113	5,934,420	21,828,332	(3,782,208)	920,693	143,036,686
	$—	$—	$4,466,707,041	$368,367,055	$936,288,858	$62,811,891	$506,066,940	$4,467,664,069

†	Includes reinvestment of distributions paid.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$58,095,923	$6,241,198	$5,760,730	$(710,916)	$1,931,511	$59,796,986
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	62,278,111	4,306,512	7,989,909	(312,017)	1,987,913	60,270,610
SA International Index Portfolio, Class 1	—	—	47,772,772	3,132,795	4,681,990	990,787	2,326,739	49,541,103
SA Large Cap Index Portfolio, Class 1	—	—	197,802,332	4,394,572	25,350,823	10,195,311	25,603,238	212,644,630
SA Mid Cap Index Portfolio, Class 1	—	—	31,188,950	717,437	2,965,260	796,318	3,633,110	33,370,555
SA Small Cap Index Portfolio, Class 1	—	—	21,194,297	477,446	2,097,868	742,239	2,067,685	22,383,799
	$—	$—	$418,332,385	$19,269,960	$48,846,580	$11,701,722	$37,550,196	$438,007,683

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2024 — (unaudited) — (continued)

ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.